UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS
(Exact name of registrant as specified in charter)
One Lincoln Street, Boston, Massachusetts 02111
(Address of principal executive offices) (zip code)

(Name and Address of Agent for Service)	Copy to:

Christopher A. Madden, Esq. State Street Bank and Trust Company One Lincoln Street/CPH0326 Boston, MA 02111	W. John McGuire, Esq. Bingham McCutchen LLP 2020 K Street, N.W. Washington, DC 20006
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: September 30
Date of reporting period: September 30, 2013

Item 1. Reports to Shareholders.

# SPDR® Index Shares Funds

## Annual Report September 30, 2013

SPDR®
STATE STREET GLOBAL ADVISORS

*Precise in a world that isn't.*℠

SPDR® Index Shares Funds Annual Report September 30, 2013 Precise in a world that isn’t.SM

TABLE OF CONTENTS

President’s Letter to Shareholders	1
Management’s Discussion of Fund Performance & Portfolio Summaries
SPDR® STOXX® Europe 50 ETF (FEU)	2
SPDR EURO STOXX 50® ETF (FEZ)	6
SPDR S&P® Emerging Asia Pacific ETF (GMF)	10
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)	14
SPDR S&P Russia ETF (RBL)	18
SPDR S&P China ETF (GXC)	22
SPDR S&P Emerging Markets ETF (GMM)	26
SPDR S&P Emerging Markets Dividend ETF (EDIV)	30
SPDR S&P BRIC 40 ETF (BIK)	34
SPDR S&P Emerging Europe ETF (GUR)	38
SPDR S&P Emerging Latin America ETF (GML)	42
SPDR S&P Emerging Middle East & Africa ETF (GAF)	46
SPDR S&P World ex-US ETF (GWL)	50
SPDR S&P International Small Cap ETF (GWX)	54
SPDR Dow Jones International Real Estate ETF (RWX)	58
SPDR S&P Global Infrastructure ETF (GII) (formerly SPDR FTSE/Macquarie Global Infrastructure 100 ETF)	62
SPDR S&P Global Natural Resources ETF (GNR)	66
SPDR MSCI ACWI ex-US ETF (CWI)	70
SPDR MSCI ACWI IMI ETF (ACIM)	74
SPDR MSCI EM 50 ETF (EMFT)	79
SPDR Russell/Nomura PRIMETM Japan ETF (JPP)	83
SPDR Russell/Nomura Small CapTM Japan ETF (JSC)	87
SPDR S&P Global Dividend ETF (WDIV)	91
SPDR S&P International Dividend ETF (DWX)	92
SPDR S&P International Mid Cap ETF (MDD)	96
SPDR S&P Emerging Markets Small Cap ETF (EWX)	100
SPDR Dow Jones Global Real Estate ETF (RWO)	104
SPDR S&P International Consumer Discretionary Sector ETF (IPD)	109
SPDR S&P International Consumer Staples Sector ETF (IPS)	113
SPDR S&P International Energy Sector ETF (IPW)	117
SPDR S&P International Financial Sector ETF (IPF)	121
SPDR S&P International Health Care Sector ETF (IRY)	125
SPDR S&P International Industrial Sector ETF (IPN)	129
SPDR S&P International Materials Sector ETF (IRV)	133
SPDR S&P International Technology Sector ETF (IPK)	137
SPDR S&P International Telecommunications Sector ETF (IST)	141
SPDR S&P International Utilities Sector ETF (IPU)	145

Schedules of Investments
SPDR STOXX Europe 50 ETF (FEU)	149
SPDR EURO STOXX 50 ETF (FEZ)	150
SPDR S&P Emerging Asia Pacific ETF (GMF)	151
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)	155
SPDR S&P Russia ETF (RBL)	161
SPDR S&P China ETF (GXC)	162
SPDR S&P Emerging Markets ETF (GMM)	168
SPDR S&P Emerging Markets Dividend ETF (EDIV)	179
SPDR S&P BRIC 40 ETF (BIK)	181
SPDR S&P Emerging Europe ETF (GUR)	182
SPDR S&P Emerging Latin America ETF (GML)	184
SPDR S&P Emerging Middle East & Africa ETF (GAF)	187
SPDR S&P World ex-US ETF (GWL)	189
SPDR S&P International Small Cap ETF (GWX)	197
SPDR Dow Jones International Real Estate ETF (RWX)	206
SPDR S&P Global Infrastructure ETF (GII) (formerly SPDR FTSE/Macquarie Global Infrastructure 100 ETF)	208
SPDR S&P Global Natural Resources ETF (GNR)	210
SPDR MSCI ACWI ex-US ETF (CWI)	212
SPDR MSCI ACWI IMI ETF (ACIM)	219
SPDR MSCI EM 50 ETF (EMFT)	227
SPDR Russell/Nomura PRIME Japan ETF (JPP)	228
SPDR Russell/Nomura Small Cap Japan ETF (JSC)	233
SPDR S&P Global Dividend ETF (WDIV)	238
SPDR S&P International Dividend ETF (DWX)	240
SPDR S&P International Mid Cap ETF (MDD)	242
SPDR S&P Emerging Markets Small Cap ETF (EWX)	249
SPDR Dow Jones Global Real Estate ETF (RWO)	259
SPDR S&P International Consumer Discretionary Sector ETF (IPD)	262
SPDR S&P International Consumer Staples Sector ETF (IPS)	264
SPDR S&P International Energy Sector ETF (IPW)	266
SPDR S&P International Financial Sector ETF (IPF)	268
SPDR S&P International Health Care Sector ETF (IRY)	270
SPDR S&P International Industrial Sector ETF (IPN)	272
SPDR S&P International Materials Sector ETF (IRV)	275
SPDR S&P International Technology Sector ETF (IPK)	277
SPDR S&P International Telecommunications Sector ETF (IST)	279
SPDR S&P International Utilities Sector ETF (IPU)	281
Financial Statements	284
Financial Highlights	316
Notes to Financial Statements	340
Report of Independent Registered Public Accounting Firm	363
Other Information	364

President’s Letter to Shareholders

Dear Shareholder:

We are pleased to provide you with the Annual Report for the SPDR Index Shares Funds for the fiscal year ended September 30, 2013. You will also find Management’s Discussion of Fund Performance for each of the SPDR Index Shares Funds. We hope this information will be useful as you review your portfolio.

Our complex, interconnected global economy leads investors to look worldwide for opportunities to enhance diversification and capture growth. The SPDR Index Shares Funds offer ready access to a broad spectrum of international market benchmarks and industries, enabling you to precisely target specific regions and countries as well as difficult-to-access asset classes, such as international and emerging markets small-caps.

Whether employed as part of a long-term strategic shift or a more tactical allocation, we believe that ETFs’ unique features — including transparency, low costs, and trading flexibility — make the SPDR Index Shares Funds effective choices for investment in international markets.

My colleagues and I take great pride in both State Street’s heritage as a pioneer of the ETF industry and our ongoing commitment to product innovation. With Congress negotiating only a temporary solution to end the government shutdown and raise the debt limit, fiscal challenges remain here at home, as well as around the globe. Ever mindful of those challenges, we thank you for the confidence you have placed in the SPDR Index Shares Funds and remain committed to supporting you with innovative products and services designed to help you to achieve your financial goals.

Sincerely,

Ellen M. Needham
President

SPDR® STOXX® Europe 50 ETF —
Management’s Discussion of Fund Performance

The SPDR STOXX Europe 50 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the STOXX® Europe 50 Index (the “Index”). In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 19.94%, and the total return for the Index was 19.95%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash drag, and compounding contributed to the difference between the Fund’s performance and that of the Index.

While the Fund posted a significant return for the Reporting Period, the growth was not consistent from month to month. For instance, most of the growth noted in the fourth quarter of 2012 was posted in December. The December rally gained strength when agreements on Greek debt relief allowed for the disbursement of fresh aid and peripheral bonds drew further strength from plans to unify banking supervision in the eurozone. Then, bolstered by investor relief at the orderly mitigation of a fearsome fiscal retrenchment in the United States, global equities surged as trading opened in 2013. The first quarter of 2013 saw a renewal of risk appetites in investors and a resumption of investment flows. Despite electoral indecision in Italy and banking turmoil in Cyprus during this same time, investors’ renascent optimism about the economic growth in the United States and Japan helped to drive positive performance across global financial markets. During the second quarter of 2013, the Fund experienced a decline in performance. A modest healing in economic indicators and a fresh cut in euro interest rates contributed to stabilization of European investor sentiment during the latter months of the second quarter of 2013. Investor sentiment in the Pacific region cooled during this same period because of the volatility of Japanese government bonds and increasing worries about Chinese growth. After this dip in performance, non-US equities began to recover as the third quarter progressed. The turn-around began to take shape in early in the quarter in the wake of firm US jobs data for June. Financial assets worldwide delivered healthy returns across a broad front during the third quarter of 2013, undergirded by the ongoing support of major central banks.

On an individual security level, the top contributors to the Fund’s performance were Roche Holding AG, Novartis AG, and HSBC Holdings PLC. The top detractors to the Fund’s performance were BG Group PLC, E.ON AG, and Anglo American PLC.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR STOXX Europe 50 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR STOXX Europe 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.29%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	STOXX EUROPE	NET ASSET	MARKET	STOXX EUROPE
	VALUE	VALUE	50 INDEX	VALUE	VALUE	50 INDEX

ONE YEAR	19.94%	19.76%	19.95%	19.94%	19.76%	19.95%

THREE YEARS	23.60%	24.26%	23.38%	7.32%	7.51%	7.25%

FIVE YEARS	21.31%	19.76%	21.12%	3.94%	3.67%	3.91%

TEN YEARS	85.84%	85.63%	86.89%	6.39%	6.38%	6.45%

SPDR STOXX Europe 50 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	STOXX	STOXX
	50 Fund	50 Index
Sep-03	10000	10000
Dec-03	12086	12102
Mar-04	11866	11893
Jun-04	11990	12007
Sep-04	12213	12240
Dec-04	13929	13975
Mar-05	13854	13905
Jun-05	13842	13894
Sep-05	14852	14934
Dec-05	14959	15058
Mar-06	16173	16303
Jun-06	16682	16793
Sep-06	17436	17572
Dec-06	18959	19119
Mar-07	19328	19505
Jun-07	21157	21333
Sep-07	21658	21859
Dec-07	21544	21753
Mar-08	19292	19482
Jun-08	18826	18978
Sep-08	15320	15430
Dec-08	12073	12157
Mar-09	10150	10216
Jun-09	12616	12688
Sep-09	15425	15538
Dec-09	16018	16154
Mar-10	15462	15597
Jun-10	12789	12866
Sep-10	15037	15148
Dec-10	15451	15578
Mar-11	16439	16577
Jun-11	16962	17077
Sep-11	13327	13401
Dec-11	14209	14305
Mar-12	15268	15371
Jun-12	14371	14439
Sep-12	15496	15581
Dec-12	16315	16413
Mar-13	16794	16891
Jun-13	16662	16741
Sep-13	18584	18689

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR STOXX Europe 50 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

DESCRIPTION	NESTLE SA	NOVARTIS AG	HSBC HOLDINGS PLC	ROCHE HOLDING AG	VODAFONE GROUP PLC

MARKET VALUE	$6,020,589	5,551,622	5,388,757	5,057,638	4,477,843

% OF NET ASSETS	5.5	5.1	4.9	4.6	4.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Pharmaceuticals	19.7%
Commercial Banks	14.2
Oil, Gas & Consumable Fuels	12.5
Food Products	8.2
Metals & Mining	4.4
Wireless Telecommunication Services	4.1
Capital Markets	4.0
Insurance	3.8
Beverages	3.7
Chemicals	3.2
Diversified Telecommunication Services	2.6
Textiles, Apparel & Luxury Goods	2.6
Electrical Equipment	2.5
Tobacco	2.5
Industrial Conglomerates	2.4
Automobiles	1.9
Software	1.7
Household Products	1.2
Food & Staples Retailing	1.1
Multi-Utilities	1.1
Diversified Financial Services	1.1
Communications Equipment	1.0
Short Term Investments	2.8
Other Assets & Liabilities	(2.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR® EURO STOXX 50® ETF —
Management’s Discussion of Fund Performance

The SPDR EURO STOXX 50 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the EURO STOXX 50® Index (the “Index”). In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 28.10%, and the total return for the Index was 27.67%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash drag, and compounding contributed to the difference between the Fund’s performance and that of the Index.

While the Fund posted a significant return for the Reporting Period, the growth was not consistent from month to month. For instance, most of the growth noted for the fourth quarter of 2012 was posted in December. The December rally gained strength when agreements on Greek debt relief allowed for the disbursement of fresh aid and peripheral bonds drew further strength from plans to unify banking supervision in the eurozone. Then, bolstered by investor relief at the orderly mitigation of a fearsome fiscal retrenchment in the United States, global equities surged as trading opened in 2013. The first quarter of 2013 brought a renewal of risk appetites in investors and a resumption of investment flows. Despite electoral indecision in Italy and banking turmoil in Cyprus during this same period, investors’ renascent optimism about economic growth in the United States and Japan helped to drive positive performance across global financial markets. During the second quarter of 2013, the Fund experienced a decline in performance. A modest healing in economic indicators and a fresh cut in euro interest rates contributed to a stabilization of European investor sentiment during the latter months of 2013’s second quarter. Investor sentiment in the Pacific region cooled during the same period because of the volatility of Japanese government bonds and increasing worries about Chinese growth. After this dip in performance, non-US equities began to recover as the third quarter progressed. This turn-around began to take shape in early in the quarter in the wake of the firm US jobs data for June. Financial assets worldwide delivered healthy returns across a broad front during the third quarter of 2013, undergirded by the ongoing support of major central banks.

On an individual security level, the top contributors to the Fund’s performance were Daimler AG, Bayer AG, and Sanofi. The top detractors to the Fund’s performance were Deutsche Post AG, RWE AG, and E.ON AG.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR EURO STOXX 50 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR EURO STOXX 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.29%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	EURO STOXX	NET ASSET	MARKET	EURO STOXX
	VALUE	VALUE	50 INDEX	VALUE	VALUE	50 INDEX

ONE YEAR	28.10%	28.14%	27.67%	28.10%	28.14%	27.67%

THREE YEARS	17.33%	18.01%	15.71%	5.47%	5.68%	4.98%

FIVE YEARS	11.10%	9.31%	8.94%	2.13%	1.80%	1.73%

TEN YEARS	94.38%	94.49%	89.57%	6.87%	6.88%	6.60%

SPDR EURO STOXX 50 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	streetTRACKS Dow	streetTRACKS Dow
	Jones EURO	Jones EURO
	STOXX	STOXX
	50 Fund	50 Index
Sep-03	10000	10000
Dec-03	12479	12493
Mar-04	12296	12319
Jun-04	12501	12499
Sep-04	12421	12413
Dec-04	14727	14726
Mar-05	14610	14616
Jun-05	14437	14430
Sep-05	15504	15524
Dec-05	15857	15885
Mar-06	17540	17588
Jun-06	17901	17904
Sep-06	18990	19006
Dec-06	20938	20963
Mar-07	21489	21511
Jun-07	23918	23886
Sep-07	24642	24607
Dec-07	25508	25472
Mar-08	22817	22805
Jun-08	21569	21467
Sep-08	17495	17402
Dec-08	14035	13950
Mar-09	11379	11310
Jun-09	14342	14217
Sep-09	17906	17770
Dec-09	18222	18091
Mar-10	17016	16900
Jun-10	13900	13732
Sep-10	16567	16383
Dec-10	16623	16440
Mar-11	18360	18168
Jun-11	18851	18587
Sep-11	13439	13223
Dec-11	13884	13665
Mar-12	15291	15049
Jun-12	13749	13456
Sep-12	15175	14849
Dec-12	16740	16384
Mar-13	16290	15940
Jun-13	16743	16324
Sep-13	19438	18957

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR EURO STOXX 50 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

DESCRIPTION	TOTAL SA	SANOFI	SIEMENS AG	BAYER AG	BANCO SANTANDER SA

MARKET VALUE	$177,667,112	166,449,286	136,488,350	132,791,922	123,167,360

% OF NET ASSETS	5.4	5.1	4.2	4.0	3.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	13.7%
Pharmaceuticals	9.1
Oil, Gas & Consumable Fuels	8.8
Insurance	7.3
Diversified Telecommunication Services	6.6
Automobiles	6.0
Chemicals	5.5
Industrial Conglomerates	5.5
Food Products	4.4
Multi-Utilities	3.7
Beverages	3.1
Software	2.9
Electric Utilities	2.2
Textiles, Apparel & Luxury Goods	2.2
Electrical Equipment	1.9
Capital Markets	1.9
Diversified Financial Services	1.8
Personal Products	1.7%
Semiconductors & Semiconductor Equipment	1.6
Aerospace & Defense	1.5
Specialty Retail	1.3
Air Freight & Logistics	1.3
Construction & Engineering	1.3
Real Estate Investment Trusts	1.0
Health Care Equipment & Supplies	1.0
Building Products	0.9
Food & Staples Retailing	0.9
Construction Materials	0.7
Metals & Mining	0.0 ***
Short Term Investments	3.8
Other Assets & Liabilities	(3.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR® S&P® Emerging Asia Pacific ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Emerging Asia Pacific ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the emerging markets of the Asia Pacific region. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 4.91%, and the total return for the S&P Asia Pacific Emerging BMI Index (the “Index”) was 6.58%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, transaction costs, cash and receivables drag, compounding, and security misweights between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of the Index.

The Fund’s performance during the Reporting Period was driven by several factors. The last quarter of 2012 ended the year on a series of upbeat news. There was a smooth transition of power in China. Portfolio contributions continued to flow steadily into emerging markets equities, boosting the sector’s December return. Despite being up modestly for the first quarter of 2013, emerging markets sector returns were challenged by investor concerns over slowdown in China’s growth, speculation over a tapering of the Federal Reserve’s quantitative easing program, and strengthening of the US dollar. Emerging markets continued its downward momentum in the second quarter of 2013, when investors were faced with geopolitical risks as unrest continued in Egypt, conflict raged in Syria, and North Korea called out for increasing attention. The last quarter of the Reporting Period appeared to be more of the same as the previous quarter with more news of quantitative easing in the United States, lower growth forecasts by the International Monetary Fund, and further concerns about Syria. However, against a backdrop of sluggish economic growth and unsettled geopolitics, investors enjoyed healthy performance across most financial assets during the third quarter of 2013. Muted inflation pressures, signs of stability in Europe, and lessened concerns over growth prospects in China helped equity valuations ratchet higher across all equity markets.

On an individual security level, the top contributors to the Fund’s performance were Tencent Holdings Ltd., Ctrip.com International Ltd. ADR, and Baidu, Inc. ADR. The top detractors to the Fund’s performance were HDFC Bank, Ltd., HTC Corp., and Reliance Industries Limited GDR.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Emerging Asia Pacific ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Asia Pacific ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P ASIA PACIFIC	NET ASSET	MARKET	S&P ASIA PACIFIC
	VALUE	VALUE	EMERGING BMI INDEX	VALUE	VALUE	EMERGING BMI INDEX

ONE YEAR	4.91%	5.61%	6.58%	4.91%	5.61%	6.58%

THREE YEARS	1.35%	1.01%	2.42%	0.45%	0.34%	0.80%

FIVE YEARS	58.21%	56.70%	67.16%	9.61%	9.40%	10.82%

SINCE INCEPTION (1)	44.66%	44.23%	48.47%	5.81%	5.77%	6.24%

(1)	For the period March 20, 2007 to September 30, 2013.

SPDR S&P Emerging Asia Pacific ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Asia
	SPDR S&P	Pacific Emerging
	Emerging Asia	BMI Index
	Pacific ETF
	10000	10000
3/20/2007	10190	10276
4/30/2007	10650	10718
5/31/2007	11261	11400
6/30/2007	12073	12233
7/31/2007	12790	13117
8/31/2007	12853	13016
9/30/2007	14502	14702
10/31/2007	16435	16401
11/30/2007	14889	14924
12/31/2007	14763	14986
1/31/2008	12700	12746
2/29/2008	13579	13726
3/31/2008	12734	12793
4/30/2008	13877	13876
5/31/2008	13335	13255
6/30/2008	11729	11504
7/31/2008	11657	11460
8/31/2008	11116	10950
9/30/2008	9143	8881
10/31/2008	7040	6805
11/30/2008	6707	6476
12/31/2008	7319	7064
1/31/2009	6758	6564
2/28/2009	6557	6426
3/31/2009	7511	7288
4/30/2009	8766	8471
5/31/2009	10370	10206
6/30/2009	10235	10126
7/31/2009	11317	11266
8/31/2009	10925	10865
9/30/2009	11809	11784
10/31/2009	11715	11773
11/30/2009	12224	12303
12/31/2009	12737	12817
1/31/2010	11919	12028
2/28/2010	12032	12059
3/31/2010	12887	12967
4/30/2010	13121	13194
5/31/2010	12049	12222
6/30/2010	12260	12407
7/31/2010	13010	13120
8/31/2010	12790	13024
9/30/2010	14271	14498
10/31/2010	14748	14961
11/30/2010	14357	14619
12/31/2010	15175	15352
1/31/2011	14861	14945
2/28/2011	14408	14479
3/31/2011	15245	15278
4/30/2011	15790	15794
5/31/2011	15546	15564
6/30/2011	15147	15190
7/31/2011	15275	15355
8/31/2011	13839	13857
9/30/2011	12052	12022
10/31/2011	13373	13328
11/30/2011	12227	12090
12/31/2011	12323	12183
1/31/2012	13681	13537
2/29/2012	14463	14451
3/31/2012	13849	13909
4/30/2012	13712	13783
5/31/2012	12431	12611
6/30/2012	12763	12875
7/31/2012	12906	13005
8/31/2012	12860	12984
9/30/2012	13789	13930
10/31/2012	13754	13919
11/30/2012	14106	14289
12/31/2012	14490	14763
1/31/2013	14966	15268
2/28/2013	14679	15039
3/31/2013	14443	14858
4/30/2013	14836	15256
5/31/2013	14773	15232
6/30/2013	13924	14324
7/31/2013	14164	14469
8/31/2013	13785	14082
9/30/2013	14466	14847

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Asia Pacific ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

	TAIWAN SEMICONDUCTOR
	MANUFACTURING CO.,		CHINA CONSTRUCTION
DESCRIPTION	LTD. ADR	CHINA MOBILE, LTD.	BANK CORP.	BAIDU, INC. ADR	TENCENT HOLDINGS, LTD.

MARKET VALUE	$13,217,861	11,280,886	11,066,917	8,820,276	8,387,314

% OF NET ASSETS	3.3	2.8	2.8	2.2	2.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	17.0%
Oil, Gas & Consumable Fuels	9.7
Semiconductors & Semiconductor Equipment	7.0
Wireless Telecommunication Services	6.5
Internet Software & Services	5.6
Electronic Equipment, Instruments & Components	3.6
Real Estate Management & Development	3.5
Computers & Peripherals	3.4
Food Products	3.2
Insurance	3.1
Automobiles	2.8
IT Services	2.6
Chemicals	2.5
Construction Materials	2.4
Metals & Mining	2.1
Diversified Telecommunication Services	2.1
Independent Power Producers & Energy Traders	1.9
Transportation Infrastructure	1.7
Construction & Engineering	1.4
Industrial Conglomerates	1.2
Hotels, Restaurants & Leisure	1.1
Diversified Financial Services	1.0
Pharmaceuticals	1.0
Internet & Catalog Retail	0.9
Electric Utilities	0.8
Thrifts & Mortgage Finance	0.8
Beverages	0.7
Household Products	0.7
Food & Staples Retailing	0.7
Tobacco	0.7
Capital Markets	0.6
Airlines	0.6
Marine	0.5
Health Care Providers & Services	0.5
Gas Utilities	0.5
Building Products	0.5
Media	0.4
Electrical Equipment	0.4
Textiles, Apparel & Luxury Goods	0.4
Energy Equipment & Services	0.4
Specialty Retail	0.3
Personal Products	0.3
Household Durables	0.2
Communications Equipment	0.2
Health Care Equipment & Supplies	0.2
Machinery	0.1
Diversified Consumer Services	0.1
Consumer Finance	0.1
Multiline Retail	0.1
Auto Components	0.1
Commercial Services & Supplies	0.0 ***
Trading Companies & Distributors	0.0 ***
Short Term Investments	5.8
Other Assets & Liabilities	(4.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for ProMOS Technologies, Inc., which was Level 3 and part of the Semiconductors & Semiconductor Equipment Industry and K&N Kenanga Holdings Bhd, which was Level 3 and part of the Capital Markets Industry, both representing 0.00% of net assets. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR® S&P® Small Cap Emerging Asia Pacific ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Small Cap Emerging Asia Pacific ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an equity index based upon the small capitalization segment of emerging markets of the Asia Pacific Region. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 8.31%, and the total return for the S&P Asia Pacific Emerging Under USD 2 Billion Index (the “Index”) was 9.75%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, a slight cash drag, and optimization contributed to the difference between the Fund’s performance and that of the Index.

For the Reporting Period, the Asia Pacific region outperformed the broad S&P Emerging Markets BMI Index, boosted by currency rebounds as worries about imminent deceleration of growth in China dissipated in the third quarter of 2013. The discussion surrounding the tapering of asset purchases by the US Federal Reserve created an acute disruption in many emerging markets. Although reversing capital flows exacerbated currency volatility, emerging currencies rebounded nicely on the belief that US bond yields could not maintain the 2013 highs established in the first week of September. China, Thailand and Taiwan were the strongest contributors to the Index, overall outperforming the Index. India and Indonesia were the weakest performers in the Index. Despite signs of fresh economic improvement in China, many emerging countries had to contend with volatile currency depreciation that hindered investor confidence and threatened unwelcome upticks in inflation. India was compelled to raise repo rates in September. Indonesia needed to tighten policy three separate times. Information technology, health care, and consumer discretionary were the best performing sectors in the Fund.

On an individual security level, the top contributors to the Fund’s performance were Kingsoft Corp. Ltd., Inventec Corporation, and BYD Electronic International Co., Ltd. The top detractors to the Fund’s performance were Financial Technologies India Ltd., The Federal Bank Ltd., and CORE Education and Technologies Limited.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Small Cap Emerging Asia Pacific ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/11/2012, 1/12/2012, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Small Cap Emerging Asia Pacific ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.65%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P ASIA PACIFIC			S&P ASIA PACIFIC
	NET ASSET	MARKET	EMERGING UNDER USD	NET ASSET	MARKET	EMERGING UNDER USD
	VALUE	VALUE	2 BILLION INDEX	VALUE	VALUE	2 BILLION INDEX

ONE YEAR	8.31%	8.91%	9.75%	8.31%	8.91%	9.75%

SINCE INCEPTION (1)	20.31%	19.42%	24.73%	11.35%	10.87%	13.71%

(1)	For the period January 11, 2012 to September 30, 2013.

SPDR S&P Small Cap Emerging Asia Pacific ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Asia
	SPDR S&P	Pacific Emerging
	Small Cap	Under USD
	Emerging Asia	2 Billion
	Pacific ETF	Index
1/11/2012	10000	10000
1/31/2012	10728	10811
2/29/2012	11708	11905
3/31/2012	11245	11461
4/30/2012	11006	11227
5/31/2012	10292	10480
6/30/2012	10363	10578
7/31/2012	10334	10514
8/31/2012	10491	10671
9/30/2012	11108	11364
10/31/2012	10787	11053
11/30/2012	11179	11497
12/31/2012	11604	12027
1/31/2013	12097	12481
2/28/2013	12104	12551
3/31/2013	12056	12539
4/30/2013	12413	12874
5/31/2013	12716	13265
6/30/2013	11687	12157
7/31/2013	11710	12157
8/31/2013	11441	11844
9/30/2013	12031	12473

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Small Cap Emerging Asia Pacific ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

		SPREADTRUM		TATA	FIRST
	TRINA SOLAR,	COMMUNICATIONS,	WNS HOLDINGS,	MOTORS, LTD.	TRACTOR CO.,
DESCRIPTION	LTD. ADR	INC. ADR	LTD. ADR	CLASS A	LTD.

MARKET VALUE	$26,282	21,322	21,220	20,918	19,847

% OF NET ASSETS	1.2	1.0	1.0	1.0	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Semiconductors & Semiconductor Equipment	9.2%
Real Estate Management & Development	7.6
Chemicals	6.4
Electronic Equipment, Instruments & Components	6.2
Food Products	5.2
Machinery	4.0
Metals & Mining	3.6
Commercial Banks	3.4
Computers & Peripherals	2.9
Textiles, Apparel & Luxury Goods	2.9
Oil, Gas & Consumable Fuels	2.8
Construction & Engineering	2.7
Pharmaceuticals	2.5
Automobiles	2.1
Hotels, Restaurants & Leisure	2.1
Electrical Equipment	2.1
Media	2.0
Multiline Retail	1.9
Auto Components	1.9
IT Services	1.9
Communications Equipment	1.8
Capital Markets	1.8
Health Care Providers & Services	1.7
Diversified Financial Services	1.7
Marine	1.7
Consumer Finance	1.2
Health Care Equipment & Supplies	1.2
Beverages	1.1
Specialty Retail	1.0
Independent Power Producers & Energy Traders	1.0
Software	0.9
Transportation Infrastructure	0.8
Household Durables	0.8
Leisure Equipment & Products	0.7
Water Utilities	0.6
Construction Materials	0.6
Containers & Packaging	0.6
Airlines	0.5
Building Products	0.5
Paper & Forest Products	0.4
Industrial Conglomerates	0.4
Air Freight & Logistics	0.4
Distributors	0.3
Professional Services	0.3
Biotechnology	0.3
Household Products	0.3
Office Electronics	0.3
Diversified Telecommunication Services	0.3
Trading Companies & Distributors	0.3
Personal Products	0.2
Thrifts & Mortgage Finance	0.2
Commercial Services & Supplies	0.2
Insurance	0.2
Energy Equipment & Services	0.2
Electric Utilities	0.2
Internet & Catalog Retail	0.2
Internet Software & Services	0.2
Diversified Consumer Services	0.1
Gas Utilities	0.1
Short Term Investments	3.8
Other Assets & Liabilities	(2.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Bakrieland Development Tbk PT, which was Level 2 and part of the Real Estate Management & Development Industry, representing less than 0.05% of net assets, China Metal Recycling Holdings, Ltd., which was Level 3 and part of the Metals & Mining Industry, and Boshiwa International Holding, Ltd., which was Level 3 and part of the Specialty Retail Industry, both representing 0.00% of net assets. (Note 2)

SPDR® S&P® Russia ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Russia ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the Russian equity market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was −0.41%, and the total return for the S&P Russia Capped BMI Index (the “Index”) was 1.75%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, a slight cash drag, and optimization using depository receipts contributed to the difference between the Fund’s performance and that of the Index.

The Fund underperformed the broader emerging markets sector, as measured by the S&P Emerging Markets BMI Index, during the Reporting Period. Calendar year 2013 started in negative territory for Russian equities, as consumer demand lost its pace due to the weakness in the eurozone, which accounts for about half of Russian trade, impeding corporate investment and reducing demand for commodities. Russia’s commodity economy, which is greatly dependent on energy production and exports, with heavy weights to the energy sector, suffered from low oil prices in the first half of 2013. However, oil prices rose sharply as deployment of chemical weapons in Syria kept equity investors nervous into late August amid indications that the US might respond militarily. Delicate rapprochement with Russia took imminent missile strikes off the table, allowing firm purchasing manager surveys in early September to deliver some good news to global share prices. Higher oil prices combined with strengthening of Russia’s world image resulted in solid performance for the Fund during the third quarter of 2013. Equities drew additional strength as worries over Chinese deceleration and European fragility ebbed. Chinese August exports beat economists’ forecasts helping lift the Russian equities. In addition, emerging markets currencies, including Russia’s ruble, rebounded nicely in the third quarter on the belief that US bond yields could not maintain 2013 highs. Russia’s outlook steadily improved and was bolstered following the Federal Reserve’s intention to keep its ultra-loose monetary policy. Lower growth forecasts from the International Monetary Fund and soothing rhetoric from Federal Reserve Chairman Ben Bernanke dented the inevitability of a near-term tapering of asset purchases, even as strong gains in oil prices implied that underlying demand conditions were solid. Assets flowed back into emerging markets as investors put cheap cash to work in search of higher returns in riskier assets. Consumer staples, telecommunication services, and energy were top contributing sectors to the Fund’s performance.

On an individual security level, the top contributors to the Fund’s performance were Magnit OJSC GDR, Mobile TeleSystems OJSC ADR, and LukOil OAO ADR. The top detractors to the Fund’s performance were Rostelecom OJSC ADR, Uralkali OJSC GDR, and Gazprom OAO ADR.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Russia ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value the, total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/10/10, 3/11/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Russia ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P RUSSIA CAPPED	NET ASSET	MARKET	S&P RUSSIA CAPPED
	VALUE	VALUE	BMI INDEX	VALUE	VALUE	BMI INDEX

ONE YEAR	−0.41%	−0.53%	1.75%	−0.41%	−0.53%	1.75%

THREE YEARS	−2.42%	−2.07%	2.11%	−0.81%	−0.69%	0.70%

SINCE INCEPTION (1)	−1.69%	−1.75%	4.63%	−0.48%	−0.50%	1.28%

(1)	For the period March 10, 2010 to September 30, 2013.

SPDR S&P Russia ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Russia
	SPDR S&P	Capped BMI
	Russia ETF	Index
	10000	10000
3/10/2010	10283	10398
4/30/2010	10230	10346
5/31/2010	9093	9212
6/30/2010	8784	8878
7/31/2010	9760	9811
8/31/2010	9475	9472
9/30/2010	10072	10246
10/31/2010	10646	10744
11/30/2010	10660	10784
12/31/2010	11960	11996
1/31/2011	12061	12381
2/28/2011	12812	13004
3/31/2011	13435	13513
4/30/2011	13327	13427
5/31/2011	12421	12672
6/30/2011	12379	12659
7/31/2011	12566	13019
8/31/2011	11056	11251
9/30/2011	8704	8921
10/31/2011	10150	10413
11/30/2011	10136	10298
12/31/2011	8991	9270
1/31/2012	10268	10599
2/29/2012	11256	11607
3/31/2012	10594	10972
4/30/2012	10349	10699
5/31/2012	8232	8597
6/30/2012	8931	9370
7/31/2012	9077	9560
8/31/2012	9334	9710
9/30/2012	9871	10280
10/31/2012	9491	9908
11/30/2012	9414	9873
12/31/2012	10117	10471
1/31/2013	10618	11124
2/28/2013	10085	10535
3/31/2013	9657	10087
4/30/2013	9370	9886
5/31/2013	9108	9666
6/30/2013	8764	9217
7/31/2013	9072	9595
8/31/2013	9032	9543
9/30/2013	9831	10463

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Russia ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

		SBERBANK OF		MOBILE TELESYSTEMS
DESCRIPTION	GAZPROM OAO ADR	RUSSIA ADR	LUKOIL OAO ADR	OJSC ADR	NOVATEK OAO GDR

MARKET VALUE	$5,400,301	3,258,097	2,954,377	1,527,281	1,409,649

% OF NET ASSETS	17.3	10.4	9.4	4.9	4.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	48.1%
Commercial Banks	12.8
Wireless Telecommunication Services	9.6
Metals & Mining	7.8
Food & Staples Retailing	5.5
Internet Software & Services	3.6
Chemicals	3.0
Diversified Telecommunication Services	2.4
Energy Equipment & Services	1.6
Electric Utilities	1.3
Real Estate Management & Development	1.0
Pharmaceuticals	0.7
Road & Rail	0.7
Household Durables	0.5
Transportation Infrastructure	0.5
Media	0.3
Short Term Investments	1.4
Other Assets & Liabilities	(0.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR® S&P® China ETF —
Management’s Discussion of Fund Performance

The SPDR S&P China ETF (the “Fund”) seeks to provide investments results that, before fees and expenses, correspond generally to the total return performance of an index based upon the Chinese equity market. In seeking this objective, the Fund uses sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 16.20%, and the total return for the S&P China BMI Index (the “Index”) was 18.11%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses and the Fund’s sampling of index constituents contributed to the difference between the Fund’s performance and that of the Index.

The Index ended the year with a significant gain of 18.11%, but the end result masked a volatile year. The first quarter of the fiscal year ended with a gain. The second and third fiscal quarters posted losses, while the final quarter posted a gain. Investor expectations of growth in China are very high, so any disappointing data can have a noticeable impact on Chinese equities. A smooth transition of political power helped boost Chinese equities in the first fiscal quarter. During the second and third fiscal quarters, increases in interbank rates, tighter property rules, political issues with North Korea and disappointing economic data all helped push markets lower. Chinese equities rebounded in the final quarter as concerns over slowing economic growth appeared to subside. We believe that expected growth in China is still high compared to most other nations, but any hiccups in the growth path are likely to impact equity markets that have built in significant expectations.

On an individual security level, the top contributors to the Fund’s performance were Tencent Holdings Ltd., Industrial and Commercial Bank of China Limited, and China Construction Bank Corporation. The top detractors to the Fund’s performance were China Life Insurance Co. Ltd., China Shenhua Energy Co. Ltd., and PetroChina Co. Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P China ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P China ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET
	VALUE	VALUE	S&P CHINA BMI INDEX	VALUE	VALUE	S&P CHINA BMI INDEX

ONE YEAR	16.20%	16.51%	18.11%	16.20%	16.51%	18.11%

THREE YEARS	4.00%	3.57%	3.37%	1.31%	1.18%	1.11%

FIVE YEARS	60.34%	58.46%	64.24%	9.90%	9.64%	10.43%

SINCE INCEPTION (1)	58.57%	58.20%	60.11%	7.31%	7.27%	7.47%

(1)	For the period March 20, 2007 to September 30, 2013.

SPDR S&P China ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P China
	SPDR S&P	BMI Index
	China ETF
	10000	10000
3/20/2007	10354	10373
4/30/2007	10718	10820
5/31/2007	11549	11742
6/30/2007	12837	12985
7/31/2007	14139	14345
8/31/2007	15072	15260
9/30/2007	18062	18288
10/31/2007	21099	21241
11/30/2007	18484	18548
12/31/2007	17665	17839
1/31/2008	13857	14020
2/29/2008	15214	15336
3/31/2008	13298	13441
4/30/2008	15517	15470
5/31/2008	14889	14883
6/30/2008	13088	13030
7/31/2008	13344	13279
8/31/2008	12440	12240
9/30/2008	9888	9751
10/31/2008	7646	7479
11/30/2008	7839	7687
12/31/2008	8712	8523
1/31/2009	7945	7836
2/28/2009	7688	7623
3/31/2009	8831	8746
4/30/2009	9920	9833
5/31/2009	11667	11626
6/30/2009	12021	12075
7/31/2009	13450	13438
8/31/2009	12510	12481
9/30/2009	13157	13092
10/31/2009	13899	13803
11/30/2009	14316	14308
12/31/2009	14410	14458
1/31/2010	13151	13231
2/28/2010	13580	13662
3/31/2010	14289	14409
4/30/2010	14297	14417
5/31/2010	13465	13573
6/30/2010	13607	13681
7/31/2010	14310	14456
8/31/2010	13890	14082
9/30/2010	15245	15490
10/31/2010	15894	16218
11/30/2010	15500	15905
12/31/2010	15375	15787
1/31/2011	15383	15760
2/28/2011	15154	15524
3/31/2011	16022	16367
4/30/2011	16404	16739
5/31/2011	16295	16558
6/30/2011	15732	15917
7/31/2011	15713	15882
8/31/2011	14280	14342
9/30/2011	11746	11711
10/31/2011	13669	13665
11/30/2011	12551	12511
12/31/2011	12728	12641
1/31/2012	14115	14011
2/29/2012	15014	15011
3/31/2012	14079	14060
4/30/2012	14404	14396
5/31/2012	12899	12916
6/30/2012	13115	13082
7/31/2012	13226	13095
8/31/2012	12822	12769
9/30/2012	13644	13556
10/31/2012	14325	14246
11/30/2012	14487	14454
12/31/2012	15201	15241
1/31/2013	15877	16001
2/28/2013	15224	15406
3/31/2013	14645	14772
4/30/2013	14809	14962
5/31/2013	14885	15105
6/30/2013	13860	14024
7/31/2013	14556	14716
8/31/2013	14962	15115
9/30/2013	15857	16011

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P China ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

	CHINA
	CONSTRUCTION		INDUSTRIAL & COMMERCIAL	TENCENT
DESCRIPTION	BANK CORP.	CHINA MOBILE, LTD.	BANK OF CHINA	HOLDINGS, LTD.	BAIDU, INC. ADR

MARKET VALUE	$62,146,554	57,307,492	53,626,530	53,152,231	41,117,890

% OF NET ASSETS	6.9	6.4	6.0	5.9	4.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	20.4%
Internet Software & Services	13.5
Oil, Gas & Consumable Fuels	10.9
Wireless Telecommunication Services	6.4
Real Estate Management & Development	5.8
Insurance	5.6
Food Products	3.4
Automobiles	2.4
Transportation Infrastructure	2.2
Diversified Telecommunication Services	1.8
Independent Power Producers & Energy Traders	1.8
Construction & Engineering	1.7
Metals & Mining	1.5
Machinery	1.2
Specialty Retail	1.1
Construction Materials	1.1
Personal Products	1.1
Internet & Catalog Retail	1.1
Industrial Conglomerates	1.1
Airlines	1.0
Semiconductors & Semiconductor Equipment	1.0
Pharmaceuticals	0.9
Computers & Peripherals	0.8
Food & Staples Retailing	0.8
Communications Equipment	0.8
Software	0.7
Health Care Equipment & Supplies	0.7
Electronic Equipment, Instruments & Components	0.7
Gas Utilities	0.6
Energy Equipment & Services	0.6
Chemicals	0.6
Textiles, Apparel & Luxury Goods	0.6
Beverages	0.5
Water Utilities	0.5
Diversified Consumer Services	0.5
Hotels, Restaurants & Leisure	0.5
Capital Markets	0.4
Marine	0.4
Electrical Equipment	0.4
Health Care Providers & Services	0.4
Household Durables	0.4
Multiline Retail	0.3
Auto Components	0.3
Paper & Forest Products	0.3
Commercial Services & Supplies	0.2
Road & Rail	0.2
Household Products	0.2
IT Services	0.2
Aerospace & Defense	0.1
Diversified Financial Services	0.1
Short Term Investments	11.2
Other Assets & Liabilities	(11.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for China Milk Products Group, Ltd., which was Level 2 and part of the Food Products Industry, and China Metal Recycling Holdings, Ltd., which was Level 3 and part of the Metals & Mining Industry, both representing 0.00% of net assets. (Note 2)

SPDR® S&P® Emerging Markets ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Emerging Markets ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the emerging markets of the world. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 1.31%, and the total return for the S&P Emerging BMI Index (the “Index”) was 2.23%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses and security positioning contributed to the difference between the Fund’s performance and that of the Index.

During the Reporting Period, there were a number of factors that had a significant impact on this Fund. These included a heightened level of tension within the Middle East, a result of the ongoing questions about Iran’s nuclear program and the continued deterioration of the situation in Syria. Slowing growth was also an issue in many markets, especially in China where concerns continued to abound about its ability to navigate a slowing economy without experiencing a hard landing. In addition to growth concerns, inflation developed as a concern in many emerging countries and was frequently cited as a cause for unrest among the local populace. Despite growing inflation, many of these same markets were simultaneously buffeted by declines in mineral rich, commodity prices. These commodities have historically been an important driver of performance in emerging markets. Finally, concerns about the effect on global liquidity of an impending tapering by the US Federal Reserve of its asset-purchase program contributed to currency declines and capital outflows.

The Fund invested in futures to achieve the desired exposure during the Reporting Period.

On an individual security level, the top contributors to the Fund’s performance were Tencent Holdings Ltd., Naspers Ltd., and Baidu, Inc. ADR. The top detractors to the Fund’s performance were Petroleo Brasileiro SA Sponsored ADR Preferred; Petroleo Brasileiro SA Sponsored ADR; and America Movil SAB de CV.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Emerging Markets ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P EMERGING BMI	NET ASSET	MARKET	S&P EMERGING BMI
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	1.31%	1.73%	2.23%	1.31%	1.73%	2.23%

THREE YEARS	−1.71%	−1.95%	−2.19%	−0.57%	−0.66%	−0.74%

FIVE YEARS	39.54%	38.23%	45.55%	6.89%	6.69%	7.80%

SINCE INCEPTION (1)	32.48%	32.34%	34.46%	4.40%	4.38%	4.64%

(1)	For the period March 20, 2007 to September 30, 2013.

SPDR S&P Emerging Markets ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P
	Emerging Markets	S&P Emerging
	ETF	BMI Index
	10000	10000
3/20/2007	10338	10389
4/30/2007	10818	10863
5/31/2007	11292	11357
6/30/2007	11823	11927
7/31/2007	12305	12467
8/31/2007	12155	12226
9/30/2007	13520	13574
10/31/2007	15145	15077
11/30/2007	14084	14145
12/31/2007	14134	14293
1/31/2008	12447	12515
2/29/2008	13328	13473
3/31/2008	12706	12784
4/30/2008	13773	13742
5/31/2008	14123	14063
6/30/2008	12779	12674
7/31/2008	12301	12201
8/31/2008	11497	11336
9/30/2008	9494	9237
10/31/2008	6968	6706
11/30/2008	6536	6276
12/31/2008	6946	6651
1/31/2009	6403	6196
2/28/2009	6196	6003
3/31/2009	6976	6771
4/30/2009	8174	7888
5/31/2009	9622	9463
6/30/2009	9462	9346
7/31/2009	10421	10279
8/31/2009	10393	10276
9/30/2009	11208	11159
10/31/2009	11267	11256
11/30/2009	11859	11812
12/31/2009	12296	12280
1/31/2010	11531	11634
2/28/2010	11615	11688
3/31/2010	12523	12619
4/30/2010	12600	12744
5/31/2010	11477	11677
6/30/2010	11424	11588
7/31/2010	12415	12556
8/31/2010	12130	12383
9/30/2010	13478	13744
10/31/2010	13915	14204
11/30/2010	13588	13841
12/31/2010	14525	14742
1/31/2011	14011	14223
2/28/2011	14060	14164
3/31/2011	14734	14840
4/30/2011	15175	15274
5/31/2011	14729	14868
6/30/2011	14477	14619
7/31/2011	14414	14577
8/31/2011	13252	13331
9/30/2011	11314	11335
10/31/2011	12699	12741
11/30/2011	11946	11846
12/31/2011	11759	11690
1/31/2012	13079	13050
2/29/2012	13868	13921
3/31/2012	13420	13432
4/30/2012	13190	13226
5/31/2012	11662	11788
6/30/2012	12157	12234
7/31/2012	12333	12402
8/31/2012	12344	12419
9/30/2012	13077	13153
10/31/2012	12996	13103
11/30/2012	13110	13236
12/31/2012	13735	13894
1/31/2013	14027	14290
2/28/2013	13712	13994
3/31/2013	13562	13851
4/30/2013	13720	14045
5/31/2013	13409	13710
6/30/2013	12619	12840
7/31/2013	12785	12947
8/31/2013	12435	12599
9/30/2013	13248	13446

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Markets ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

					CHINA
		TENCENT		TAIWAN SEMICONDUCTOR	CONSTRUCTION
DESCRIPTION	CHINA MOBILE, LTD.	HOLDINGS, LTD.	GAZPROM OAO ADR	MANUFACTURING CO., LTD.	BANK CORP.

MARKET VALUE	$3,636,883	3,388,623	2,907,626	2,641,069	2,634,509

% OF NET ASSETS	1.9	1.8	1.5	1.4	1.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

	PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	16.5%
Oil, Gas & Consumable Fuels	12.8
Wireless Telecommunication Services	6.6
Metals & Mining	5.3
Internet Software & Services	3.8
Semiconductors & Semiconductor Equipment	3.1
Food Products	3.1
Real Estate Management & Development	3.0
Beverages	2.9
Insurance	2.3
Chemicals	2.0
Automobiles	1.9
Electronic Equipment, Instruments & Components	1.8
Diversified Telecommunication Services	1.8
Diversified Financial Services	1.8
Media	1.7
IT Services	1.6
Pharmaceuticals	1.6
Industrial Conglomerates	1.5
Construction Materials	1.5
Food & Staples Retailing	1.4
Construction & Engineering	1.4
Multiline Retail	1.4
Computers & Peripherals	1.4
Independent Power Producers & Energy Traders	1.2
Transportation Infrastructure	1.2
Electric Utilities	1.1
Specialty Retail	1.0
Hotels, Restaurants & Leisure	0.8
Household Durables	0.7
Airlines	0.7
Thrifts & Mortgage Finance	0.6
Household Products	0.6
Personal Products	0.6
Tobacco	0.5
Capital Markets	0.5
Paper & Forest Products	0.4
Communications Equipment	0.4
Leisure Equipment & Products	0.4
Energy Equipment & Services	0.4
Textiles, Apparel & Luxury Goods	0.4
Health Care Providers & Services	0.4
Gas Utilities	0.4
Internet & Catalog Retail	0.4
Machinery	0.4
Electrical Equipment	0.3
Water Utilities	0.3
Marine	0.3
Trading Companies & Distributors	0.2
Aerospace & Defense	0.2
Air Freight & Logistics	0.2
Building Products	0.2
Diversified Consumer Services	0.2
Health Care Equipment & Supplies	0.1
Consumer Finance	0.1
Distributors	0.1
Road & Rail	0.1
Software	0.1
Auto Components	0.1
Real Estate Investment Trusts	0.1
Professional Services	0.0	***
Containers & Packaging	0.0	***
Commercial Services & Supplies	0.0	***
Biotechnology	0.0	***
Short Term Investments	8.6
Other Assets & Liabilities	(6.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Corporacion GEO SAB de CV, which was Level 3 and part of the Household Durables Industry, Interbolsa SA, which was Level 2 and part of the Capital Markets Industry, ProMOS Technologies, Inc., which was Level 3 and part of the Semiconductors & Semiconductor Equipment Industry, Chaoda Modern Agriculture Holdings, Ltd., which was Level 3 and part of the Food Products Industry, Polimex-Mostostal SA, which was Level 2 and part of the Construction & Engineering Industry, Urbi Desarrollos Urbanos SA de CV, which was Level 3 and part of the Household Durables Industry, SM Development Corp., which was Level 2 and part of the Real Estate Management & Development Industry, each representing 0.00% of net assets, Fabricato SA, which was Level 2 and part of the Textiles, Apparel & Luxury Goods Industry, representing less than 0.05% of net assets, and Tableros y Maderas de Caldas SA, which was Level 2 and part of the Building Products Industry, representing 0.06% of net assets. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR® S&P® Emerging Markets Dividend ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Emerging Markets Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks dividend paying securities of publicly-traded companies in emerging markets. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was -2.80%, and the total return for the S&P Emerging Markets Dividend Opportunities Index (the “Index”) was -1.74%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash drag, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

Global markets were mixed at the start of 2013, after a deal was reached in the United States that prevented the nation from going over the fiscal cliff. The fiscal-cliff-related rally seen in Asian markets after the deal did not extend to European markets. European investors were concerned not only that the deal was only a temporary measure, but also with electoral indecision in Italy and banking turmoil in Cyprus. The markets further faltered during the second quarter of 2013, as bailout headlines out of Europe sent investors back to the sidelines. A decline in the euro was a result of weak GDP news from the eurozone. Concerns that the recession in the eurozone had deepened did not bode well for the euro in the near term and led to the euro being sold across the board. Latin American markets, like Brazil, were hurt as investor concerns over political reforms and fiscal stability slowed the growth throughout the Reporting Period. Fund performance was also hurt when the World Bank suggested both slower growth in emerging market economies and falling commodity prices.

On an individual security level, the top contributors to the Fund’s performance were SK Telecom Co., Ltd., China Citic Bank Corp., Ltd., and Shin Corp. PCL NVDR. The top detractors to the Fund’s performance were Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Pfd, HTC Corp., and African Bank Investments, Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Emerging Markets Dividend ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/23/11, 2/24/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets Dividend ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P EMERGING			S&P EMERGING
	NET ASSET	MARKET	MARKETS DIVIDEND	NET ASSET	MARKET	MARKETS DIVIDEND
	VALUE	VALUE	OPPORTUNITIES INDEX	VALUE	VALUE	OPPORTUNITIES INDEX

ONE YEAR	−2.80%	−2.44%	−1.74%	−2.80%	−2.44%	−1.74%

SINCE INCEPTION (1)	−6.37%	−6.25%	−1.30%	−2.50%	−2.45%	−0.50%

(1)	For the period February 23, 2011 to September 30, 2013.

SPDR S&P Emerging Markets Dividend ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Emerging
	Emerging Markets	Markets Dividend
	Dividend ETF	Opportunities Index
	10000	10000
2/23/2011	9970	10055
3/31/2011	10532	10689
4/30/2011	11026	11236
5/31/2011	10889	11112
6/30/2011	11016	11253
7/31/2011	11032	11353
8/31/2011	10421	10745
9/30/2011	9127	9409
10/31/2011	10001	10352
11/30/2011	9710	10044
12/31/2011	9789	10162
1/31/2012	10543	10944
2/29/2012	11342	11808
3/31/2012	10635	11071
4/30/2012	10343	10767
5/31/2012	9115	9465
6/30/2012	9556	9944
7/31/2012	9298	9687
8/31/2012	9298	9678
9/30/2012	9634	10045
10/31/2012	9497	9917
11/30/2012	9641	10065
12/31/2012	10323	10771
1/31/2013	10374	10919
2/28/2013	10191	10726
3/31/2013	9976	10534
4/30/2013	10063	10622
5/31/2013	9607	10158
6/30/2013	8909	9399
7/31/2013	8834	9305
8/31/2013	8711	9178
9/30/2013	9363	9870

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Markets Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

	COMPANHIA ENERGETICA	AFRICAN BANK	KGHM POLSKA	POLSKA GRUPA	BRADESPAR SA
DESCRIPTION	DE MINAS GERAIS ADR	INVESTMENTS, LTD.	MIEDZ SA	ENERGETYCZNA SA	PREFERENCE SHARES

MARKET VALUE	$14,884,862	14,567,406	14,088,472	13,212,896	11,553,187

% OF NET ASSETS	2.8	2.7	2.6	2.5	2.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Metals & Mining	14.2%
Electric Utilities	13.3
Commercial Banks	10.9
Real Estate Management & Development	7.8
Wireless Telecommunication Services	7.6
Oil, Gas & Consumable Fuels	5.1
Diversified Telecommunication Services	5.0
Independent Power Producers & Energy Traders	4.7
Computers & Peripherals	3.2
Insurance	2.9
Diversified Financial Services	2.7
Textiles, Apparel & Luxury Goods	2.6
Electronic Equipment, Instruments & Components	2.2
Industrial Conglomerates	1.8
Chemicals	1.8
Automobiles	1.5
Transportation Infrastructure	1.5
Semiconductors & Semiconductor Equipment	1.4
Construction Materials	1.1
Software	1.0
Household Durables	0.9
Road & Rail	0.9
Media	0.7
Construction & Engineering	0.6
Water Utilities	0.6
Capital Markets	0.5
Tobacco	0.5
Auto Components	0.5
Machinery	0.4
Gas Utilities	0.4
Real Estate Investment Trusts	0.4
Distributors	0.4
Communications Equipment	0.0 ***
Short Term Investments	13.5
Other Assets & Liabilities	(12.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR® S&P® BRIC 40 ETF —
Management’s Discussion of Fund Performance

The SPDR S&P BRIC 40 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the emerging markets of Brazil, Russia, India and China. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 4.95%, and the total return for the S&P BRIC 40 Index (the “Index”) was 5.62%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, transaction costs, cash and receivables drag, income from securities lending, compounding, and minor misweights between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of the Index.

The Fund’s performance during the Reporting Period was affected by the following factors: Concerns regarding the commencement of the tapering by the Federal Reserve of its quantitative easing program; tensions in the Middle East; weakening of local currencies relative to the US dollar; lower global growth projections (particularly for China); and lower commodities prices.

Emerging markets generally lagged their developed counterparts over the Reporting Period, and most of the Fund’s overall performance for the fiscal year was dictated by what transpired during the final quarter. It was during these last three months that the Fund generated the strong returns that helped to erase the losses from the previous quarters, and ultimately led to the Fund’s positive return for the Reporting Period. China’s returns were driven by better-than-expected economic data and new eases on foreign investment rules. Industrial production continued its increase into September, after a better-than-expected Flash Purchasing Managers’ Index surprised the market in late August. The Chinese National People’s Congress also announced that it would temporarily remove legal requirements for foreign investment in the Shanghai Free Trade Zone. India finished the final quarter strongly, after having surprised the market in late September by raising its repo rate. This was the first rate change in nearly two years, and signaled that Raghuram Rajan, Reserve Bank of India’s new chairman, was shifting policy objectives to target inflation. Brazil also ended the quarter strongly, and was the top Latin American performer in September. The Brazilian Industrial Federation improved the country’s outlook by increasing its 2013 growth forecast. The Brazilian central bank also signaled that it was likely to raise interest rates, shifting its policy concentration toward targeting inflation in the near future. Finally, the Russian market rebounded after a difficult second quarter and outperformed both the regional and broad market indices. As expected, Russia’s central bank once again held policy rate steady in an effort to fight inflation despite sluggish economic growth. On the economic front, GDP growth for the second quarter matched 2012’s second quarter growth rate.

On an individual security level, the top contributors to the Fund’s performance were Tencent Holdings Ltd., Baidu, Inc.; and Industrial & Commercial Bank of China. The top detractors to the Fund’s performance were ICICI Bank, Ltd. ADR, Gazprom OAO ADR, and Petroleo Brasileiro SA ADR.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P BRIC 40 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/07, 6/22/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P BRIC 40 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET
	VALUE	VALUE	S&P BRIC 40 INDEX	VALUE	VALUE	S&P BRIC 40 INDEX

ONE YEAR	4.95%	5.17%	5.62%	4.95%	5.17%	5.62%

THREE YEARS	−2.31%	−2.40%	−0.46%	−0.78%	−0.80%	−0.15%

FIVE YEARS	31.55%	31.12%	35.37%	5.64%	5.57%	6.24%

SINCE INCEPTION (1)	11.39%	11.32%	15.20%	1.73%	1.72%	2.28%

(1)	For the period June 19, 2007 to September 30, 2013.

SPDR S&P BRIC 40 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P
	BRIC 40	S&P BRIC
	ETF	40 Index
	10000	10000
6/19/2007	9954	9955
7/31/2007	10544	10542
8/31/2007	10727	10732
9/30/2007	12538	12554
10/31/2007	14703	14711
11/30/2007	13469	13499
12/31/2007	13469	13504
1/31/2008	11350	11379
2/29/2008	12339	12375
3/31/2008	11530	11565
4/30/2008	13090	13139
5/31/2008	13661	13731
6/30/2008	12418	12473
7/31/2008	11671	11722
8/31/2008	10591	10639
9/30/2008	8464	8510
10/31/2008	6165	6173
11/30/2008	5882	5893
12/31/2008	6058	6073
1/31/2009	5624	5640
2/28/2009	5560	5576
3/31/2009	6316	6344
4/30/2009	7313	7350
5/31/2009	8821	8870
6/30/2009	8576	8625
7/31/2009	9280	9339
8/31/2009	9111	9173
9/30/2009	10001	10086
10/31/2009	10361	10454
11/30/2009	10852	10954
12/31/2009	10976	11073
1/31/2010	10065	10166
2/28/2010	10240	10344
3/31/2010	10967	11089
4/30/2010	10984	11110
5/31/2010	10157	10290
6/30/2010	10080	10206
7/31/2010	10892	11039
8/31/2010	10455	10600
9/30/2010	11399	11575
10/31/2010	11858	12050
11/30/2010	11562	11760
12/31/2010	12119	12341
1/31/2011	11959	12172
2/28/2011	12309	12534
3/31/2011	13005	13255
4/30/2011	13041	13294
5/31/2011	12637	12926
6/30/2011	12454	12749
7/31/2011	12256	12551
8/31/2011	11181	11427
9/30/2011	9405	9595
10/31/2011	10862	11096
11/30/2011	10215	10430
12/31/2011	9962	10175
1/31/2012	11285	11536
2/29/2012	11948	12217
3/31/2012	11238	11497
4/30/2012	11107	11372
5/31/2012	9521	9797
6/30/2012	9915	10213
7/31/2012	10140	10451
8/31/2012	10072	10334
9/30/2012	10613	10907
10/31/2012	10678	10979
11/30/2012	10637	10954
12/31/2012	11227	11558
1/31/2013	11706	12053
2/28/2013	11133	11466
3/31/2013	10837	11167
4/30/2013	10830	11188
5/31/2013	10558	10919
6/30/2013	9844	10158
7/31/2013	10300	10625
8/31/2013	10262	10604
9/30/2013	11139	11520

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P BRIC 40 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

			INDUSTRIAL &
	CHINA CONSTRUCTION		COMMERCIAL	TENCENT
DESCRIPTION	BANK CORP.	CHINA MOBILE, LTD.	BANK OF CHINA	HOLDINGS, LTD.	GAZPROM OAO ADR

MARKET VALUE	$17,305,822	16,229,103	15,759,475	15,138,647	14,522,756

% OF NET ASSETS	7.0	6.6	6.4	6.1	5.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	32.1%
Oil, Gas & Consumable Fuels	28.8
Internet Software & Services	10.7
Wireless Telecommunication Services	7.9
Metals & Mining	4.1
Insurance	3.6
Beverages	3.2
Food Products	3.0
IT Services	2.6
Diversified Telecommunication Services	1.5
Real Estate Management & Development	1.3
Chemicals	0.7
Short Term Investments	5.1
Other Assets & Liabilities	(4.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR® S&P® Emerging Europe ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Emerging Europe ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon European emerging markets. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 1.68%, and the total return for the S&P European Emerging Capped BMI Index (the “Index”) was 3.39%. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash drag, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

The last quarter of 2012 was a difficult one, as equity averages around the world were challenged by a weaker growth outlook for 2013. In addition, emerging markets entered 2013 further challenged by the uncertainty of the United States going over the fiscal cliff. The beginning of 2013, however, saw a renewal of risk appetites in investors and a resumption of investment flows, fueled by fresh optimism that economic activity might steadily reaccelerate through the course of the year. Continued weakness in the yen signaled the approach of new dynamism at the Bank of Japan, and the euro rallied progressively to one-year highs on further diminution of sovereign financial strains. Financial assets worldwide delivered healthy returns across a broad front during the third quarter of 2013, undergirded by the ongoing support of major central banks. Muted inflation pressures and signs of stability in Europe helped equity valuations ratchet higher and the Fund to end the fiscal year in positive territory.

On an individual security level, the top contributors to the Fund’s performance were LukOil OAO ADR, Magnit OJSC GDR, and Turk Hava Yollari Anonim Ortakligi. The top detractors to the Fund’s performance were Telekomunikacji Polskiej S.A., Uralkali OJSC GDR, and Gazprom OAO ADR.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Emerging Europe ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Europe ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P EUROPEAN			S&P EUROPEAN
	NET ASSET	MARKET	EMERGING CAPPED BMI	NET ASSET	MARKET	EMERGING CAPPED BMI
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	1.68%	2.05%	3.39%	1.68%	2.05%	3.39%

THREE YEARS	−3.93%	−3.45%	−1.65%	−1.33%	−1.16%	−0.55%

FIVE YEARS	6.34%	3.87%	12.10%	1.24%	0.76%	2.31%

SINCE INCEPTION (1)	−15.96%	−15.83%	−11.42%	−2.63%	−2.60%	−1.84%

(1)	For the period March 20, 2007 to September 30, 2013.

SPDR S&P Emerging Europe ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P European
	Emerging Europe	Emerging Capped
	ETF	BMI Index
	10000	10000
3/20/2007	10598	10577
4/30/2007	10796	10655
5/31/2007	10316	10385
6/30/2007	11059	11109
7/31/2007	11387	11588
8/31/2007	10877	11120
9/30/2007	11874	12055
10/31/2007	12861	13155
11/30/2007	12586	13063
12/31/2007	13046	13553
1/31/2008	10899	11377
2/29/2008	11418	12109
3/31/2008	11352	11803
4/30/2008	11696	12140
5/31/2008	13053	13562
6/30/2008	12153	12547
7/31/2008	11429	11601
8/31/2008	9822	10020
9/30/2008	7903	7900
10/31/2008	5424	5140
11/30/2008	4677	4420
12/31/2008	4541	4254
1/31/2009	3822	3611
2/28/2009	3723	3424
3/31/2009	4311	4082
4/30/2009	5250	5007
5/31/2009	6468	6160
6/30/2009	5946	5858
7/31/2009	6613	6386
8/31/2009	6963	6747
9/30/2009	7493	7429
10/31/2009	7749	7646
11/30/2009	7843	7757
12/31/2009	8289	8160
1/31/2010	8318	8358
2/28/2010	7795	7904
3/31/2010	8643	8830
4/30/2010	8668	8905
5/31/2010	7630	7834
6/30/2010	7346	7536
7/31/2010	8279	8492
8/31/2010	7989	8218
9/30/2010	8747	9004
10/31/2010	9187	9445
11/30/2010	8776	9045
12/31/2010	9497	9826
1/31/2011	9641	9971
2/28/2011	10042	10298
3/31/2011	10588	10841
4/30/2011	10974	11234
5/31/2011	10117	10462
6/30/2011	10070	10386
7/31/2011	10026	10403
8/31/2011	8779	8983
9/30/2011	7230	7396
10/31/2011	8135	8360
11/30/2011	7940	8069
12/31/2011	7129	7329
1/31/2012	8249	8432
2/29/2012	8939	9144
3/31/2012	8507	8770
4/30/2012	8278	8548
5/31/2012	6759	7016
6/30/2012	7506	7821
7/31/2012	7581	7945
8/31/2012	7921	8159
9/30/2012	8265	8568
10/31/2012	8204	8496
11/30/2012	8196	8534
12/31/2012	8795	9076
1/31/2013	9048	9428
2/28/2013	8623	9021
3/31/2013	8422	8841
4/30/2013	8351	8809
5/31/2013	8230	8667
6/30/2013	7698	8065
7/31/2013	7899	8294
8/31/2013	7689	8079
9/30/2013	8404	8858

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Europe ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

					MAGNIT
DESCRIPTION	GAZPROM OAO ADR	LUKOIL OAO ADR	SBERBANK	NOVATEK OAO GDR	OJSC GDR

MARKET VALUE	$9,404,208	6,151,448	5,183,849	3,149,929	2,422,391

% OF NET ASSETS	12.3	8.0	6.8	4.1	3.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	34.5%
Commercial Banks	21.9
Metals & Mining	7.5
Wireless Telecommunication Services	6.6
Food & Staples Retailing	4.4
Diversified Telecommunication Services	3.7
Electric Utilities	3.3
Chemicals	2.0
Industrial Conglomerates	2.0
Airlines	1.9
Internet Software & Services	1.9
Insurance	1.6
Household Durables	1.3
Pharmaceuticals	1.1
Beverages	1.1
Media	0.9
Diversified Financial Services	0.9
Distributors	0.9
Real Estate Management & Development	0.9
Software	0.4
Energy Equipment & Services	0.3
Road & Rail	0.2
Building Products	0.2
Hotels, Restaurants & Leisure	0.1
Food Products	0.1
Textiles, Apparel & Luxury Goods	0.0 ***
Construction & Engineering	0.0 ***
Short Term Investments	4.6
Other Assets & Liabilities	(4.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR® S&P® Emerging Latin America ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Emerging Latin America ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the Latin American emerging markets. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was −7.86%, and the total return for the S&P Latin America BMI Index (the “Index”) was −6.47%. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, transaction costs, cash and receivables drag, income from securities lending, compounding, and misweights between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology contributed to the difference between the Fund’s performance and that of the Index.

The Fund’s performance during the period was affected by the following factors: Concerns regarding the commencement of the tapering by the Federal Reserve (“Fed”) of its quantitative easing program; tensions in the Middle East; weakening of local currencies relative to the US dollar; lower global growth projections (particularly for China); and lower commodities prices.

Emerging markets generally lagged their developed counterparts over the Reporting Period. Within the sector, Latin America was the worst performing region. Most of the Fund’s overall performance for the period was dictated by what transpired in the third quarter of the fiscal year, when both the Fund and the Index retreated more than 15%. All the Latin American countries posted double-digit declines for the quarter as statements from the Fed over the proposed tapering of its quantitative easing program, combined with the persistent currency weakness, wreaked havoc on the region. This situation was especially true in Brazil, the biggest country in the region, as that country saw its currency (the real) hit a four-year low in May. The economic situation in Brazil was further challenged, when May’s economic data showed a GDP rate that was weaker than expected and an inflation rate that was higher than expected. In Mexico, most of the economic data released was soft, and the dismal level of industrial production there indicated that manufacturing failed to catch up with US dynamics. The smaller Andean markets, such as Peru, were once again affected by lower gold and copper prices.

On an individual security level, the top contributors to the Fund’s performance were Alfa SAB de CV (Class A); Cemex SAB de CV; and BRF Brasil SA. The top detractors to the Fund’s performance were Petroleo Brasileiro SA, Sponsored ADR Preferred; Petroleo Brasileiro SA, Sponsored ADR; and America Movil SAB de CV.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Emerging Latin America ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Latin America ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P LATIN AMERICA	NET ASSET	MARKET	S&P LATIN AMERICA
	VALUE	VALUE	BMI INDEX	VALUE	VALUE	BMI INDEX

ONE YEAR	−7.86%	−7.79%	−6.47%	−7.86%	−7.79%	−6.47%

THREE YEARS	−18.54%	−18.65%	−14.62%	−6.61%	−6.65%	−5.13%

FIVE YEARS	17.91%	17.91%	27.50%	3.35%	3.35%	4.98%

SINCE INCEPTION (1)	28.40%	28.27%	38.72%	3.90%	3.88%	5.14%

(1)	For the period March 20, 2007 to September 30, 2013.

SPDR S&P Emerging Latin America ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Latin
	Emerging Latin	America BMI
	America ETF	Index
	10000	10000
3/20/2007	10332	10407
4/30/2007	10965	11050
5/31/2007	12151	12210
6/30/2007	12422	12580
7/31/2007	12577	12803
8/31/2007	12196	12391
9/30/2007	13648	13850
10/31/2007	15185	15452
11/30/2007	14297	14592
12/31/2007	14332	14711
1/31/2008	13705	13749
2/29/2008	14802	14980
3/31/2008	14320	14446
4/30/2008	15688	15782
5/31/2008	16912	17185
6/30/2008	15540	15887
7/31/2008	14348	14705
8/31/2008	13239	13505
9/30/2008	10890	10880
10/31/2008	7325	7448
11/30/2008	6869	6967
12/31/2008	7098	7139
1/31/2009	7013	7151
2/28/2009	6614	6792
3/31/2009	7261	7481
4/30/2009	8523	8808
5/31/2009	10316	10658
6/30/2009	10137	10429
7/31/2009	11118	11401
8/31/2009	11373	11762
9/30/2009	12739	13092
10/31/2009	13016	13378
11/30/2009	14264	14493
12/31/2009	14562	14848
1/31/2010	13138	13590
2/28/2010	13747	14149
3/31/2010	14708	15084
4/30/2010	14653	15082
5/31/2010	13131	13808
6/30/2010	13019	13403
7/31/2010	14577	14978
8/31/2010	14185	14700
9/30/2010	15762	16248
10/31/2010	16245	16797
11/30/2010	15853	16402
12/31/2010	16860	17452
1/31/2011	16041	16647
2/28/2011	16246	16907
3/31/2011	16773	17499
4/30/2011	16955	17684
5/31/2011	16558	17221
6/30/2011	16413	17118
7/31/2011	15794	16548
8/31/2011	14883	15635
9/30/2011	12172	12899
10/31/2011	14262	15082
11/30/2011	13552	14174
12/31/2011	13324	13952
1/31/2012	14930	15672
2/29/2012	15680	16534
3/31/2012	15271	16064
4/30/2012	14731	15569
5/31/2012	12817	13575
6/30/2012	13385	14088
7/31/2012	13575	14319
8/31/2012	13424	14280
9/30/2012	13936	14831
10/31/2012	13865	14835
11/30/2012	13634	14622
12/31/2012	14558	15572
1/31/2013	15054	16192
2/28/2013	14652	15800
3/31/2013	14652	15780
4/30/2013	14568	15742
5/31/2013	13502	14684
6/30/2013	12323	13414
7/31/2013	12186	13244
8/31/2013	11816	12824
9/30/2013	12840	13872

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Latin America ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

		ITAU UNIBANCO
		HOLDING SA			BANCO BRADESCO
	AMERICA MOVIL	PREFERENCE	PETROLEO BRASILEIRO	VALE SA PREFERENCE	SA PREFERENCE
DESCRIPTION	SAB DE CV	SHARES ADR	SA ADR	SHARES ADR	SHARES ADR

MARKET VALUE	$3,765,230	3,101,543	3,010,413	2,649,042	2,627,998

% OF NET ASSETS	5.3	4.4	4.3	3.8	3.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	19.5%
Metals & Mining	12.1
Oil, Gas & Consumable Fuels	10.6
Beverages	6.7
Wireless Telecommunication Services	6.4
Food Products	4.4
Food & Staples Retailing	4.3
Electric Utilities	3.6
Multiline Retail	3.0
Industrial Conglomerates	2.5
Diversified Financial Services	2.4
Construction Materials	2.0
Paper & Forest Products	1.7
Media	1.7
Transportation Infrastructure	1.6
Independent Power Producers & Energy Traders	1.6
Diversified Telecommunication Services	1.3
Real Estate Management & Development	1.2
Personal Products	1.0
Construction & Engineering	1.0
Household Products	1.0
IT Services	0.9
Tobacco	0.9
Airlines	0.7
Household Durables	0.7
Water Utilities	0.7
Chemicals	0.6
Aerospace & Defense	0.6
Diversified Consumer Services	0.6
Specialty Retail	0.5
Insurance	0.5
Machinery	0.4
Real Estate Investment Trusts	0.4
Software	0.4
Containers & Packaging	0.4
Road & Rail	0.3
Capital Markets	0.3
Gas Utilities	0.3
Health Care Providers & Services	0.2
Pharmaceuticals	0.1
Consumer Finance	0.1
Health Care Equipment & Supplies	0.1
Internet & Catalog Retail	0.1
Computers & Peripherals	0.1
Hotels, Restaurants & Leisure	0.0 ***
Short Term Investments	15.8
Other Assets & Liabilities	(15.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Corporacion GEO SAB de CV and Urbi Desarrollos Urbanos SA de CV, which were both Level 3 and part of the Household Durables Industry, both representing 0.00% of net assets. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR® S&P® Emerging Middle East & Africa ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Emerging Middle East & Africa ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the Middle Eastern and African emerging markets. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was −2.38%, and the total return for the S&P Mid-East & Africa BMI Index (the “Index”) was −1.47%. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, transaction costs, cash and receivables drag, income from securities lending, compounding, and misweights between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology contributed to the difference between the Fund’s performance and that of the Index.

The Fund’s performance during the Reporting Period was affected by the following factors: Concerns regarding the commencement of the tapering by the Federal Reserve of its quantitative easing program; tensions in the Middle East; weakening of local currencies relative to the US dollar; lower global growth projections (particularly for China); and lower commodities prices.

Emerging markets generally lagged their developed counterparts over the Reporting Period, and most of the Fund’s overall performance for the fiscal year was dictated by what transpired during the middle two quarters. Egypt was a very poor performing market in the first quarter of the 2013. During the last week of that quarter, Egypt’s central bank raised its interest rates. Egypt also raised its custom duties on a large selection of goods in an effort to secure a much needed loan from the International Monetary Fund. The Egyptian central bank left the benchmark overnight deposit rate unchanged in May citing inflation risks despite any downside risks to economic growth. The Egyptian market then continued to fall due to political crises, as the continued weakness in reform progress dampened investor sentiment. By the end of June, it became abundantly clear that frustrations in Egypt had risen substantially, and this led to the huge protests that erupted around the first anniversary of President Mohammed Morsi’s election. South Africa fell significantly over the period, primarily because of disappointing economic data and a lagging China-dependent resources sector. South African resource companies continued to be pressured by continuing strike actions and weaker commodity prices. South Africa was also hurt by the underperformance of its consumer staples and telecom sectors. Investors started to become concerned as the run-up to the 2014 national elections approached and the South African economic growth outlook continued to deteriorate. In June, MSCI announced its plan to downgrade Morocco (one of the smaller and more illiquid emerging market countries) to “Frontier Market” status in late November, which could serve to put additional downward pressure on Moroccan stock prices in the fourth quarter of 2013.

On an individual security level, the top contributors to the Fund’s performance were Naspers, Ltd., Aspen Pharmacare Holdings, Ltd., and Sasol, Ltd. The top detractors to the Fund’s performance were Impala Platinum Holdings, Ltd., Gold Fields, Ltd., and AngloGold Ashanti, Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Emerging Middle East & Africa ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Middle East & Africa ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P MID-EAST &	NET ASSET	MARKET	S&P MID-EAST &
	VALUE	VALUE	AFRICA BMI INDEX	VALUE	VALUE	AFRICA BMI INDEX

ONE YEAR	−2.38%	−1.75%	−1.47%	−2.38%	−1.75%	−1.47%

THREE YEARS	3.23%	3.52%	5.11%	1.07%	1.16%	1.67%

FIVE YEARS	45.88%	44.35%	49.68%	7.84%	7.62%	8.40%

SINCE INCEPTION (1)	36.25%	35.90%	44.62%	4.85%	4.81%	5.81%

(1)	For the period March 20, 2007 to September 30, 2013.

SPDR S&P Emerging Middle East & Africa ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P
	Emerging Middle	S&P Mid-East
	East &	& Africa
	Africa ETF	BMI Index
	10000	10000
3/20/2007	10452	10469
4/30/2007	11246	11263
5/31/2007	11080	11158
6/30/2007	10891	11037
7/31/2007	10943	11092
8/31/2007	10878	10957
9/30/2007	11583	11653
10/31/2007	12810	12921
11/30/2007	12177	12474
12/31/2007	12042	12467
1/31/2008	10888	11424
2/29/2008	11521	12178
3/31/2008	10818	11523
4/30/2008	11773	12305
5/31/2008	12014	12508
6/30/2008	11245	11640
7/31/2008	11260	11555
8/31/2008	10780	11029
9/30/2008	9340	9663
10/31/2008	7178	7372
11/30/2008	6861	7078
12/31/2008	7611	7819
1/31/2009	6785	7020
2/28/2009	6634	6886
3/31/2009	7296	7573
4/30/2009	8083	8358
5/31/2009	9174	9472
6/30/2009	9372	9682
7/31/2009	10002	10345
8/31/2009	10368	10710
9/30/2009	10651	10998
10/31/2009	10669	11026
11/30/2009	11003	11403
12/31/2009	11582	11980
1/31/2010	11252	11683
2/28/2010	11259	11726
3/31/2010	12268	12778
4/30/2010	12279	12780
5/31/2010	11366	11696
6/30/2010	10851	11335
7/31/2010	11871	12322
8/31/2010	11698	12177
9/30/2010	13197	13757
10/31/2010	13452	14053
11/30/2010	13106	13702
12/31/2010	14836	15494
1/31/2011	13009	13649
2/28/2011	13704	14395
3/31/2011	14226	14865
4/30/2011	14827	15525
5/31/2011	14258	14943
6/30/2011	14018	14705
7/31/2011	13916	14611
8/31/2011	13651	14319
9/30/2011	11704	12268
10/31/2011	12640	13266
11/30/2011	12525	13137
12/31/2011	12262	12890
1/31/2012	13282	13976
2/29/2012	14267	15004
3/31/2012	13786	14509
4/30/2012	13866	14597
5/31/2012	12436	13085
6/30/2012	13059	13736
7/31/2012	13404	14085
8/31/2012	13379	14070
9/30/2012	13958	14678
10/31/2012	13600	14290
11/30/2012	13407	14095
12/31/2012	14626	15412
1/31/2013	13875	14655
2/28/2013	13626	14414
3/31/2013	13443	14247
4/30/2013	13478	14295
5/31/2013	12741	13499
6/30/2013	12528	13281
7/31/2013	12873	13643
8/31/2013	12672	13424
9/30/2013	13625	14462

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Middle East & Africa ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

DESCRIPTION	NASPERS, LTD.	MTN GROUP, LTD.	SASOL, LTD.	STANDARD BANK GROUP, LTD.	REMGRO, LTD.

MARKET VALUE	$7,556,863	6,022,515	4,806,694	3,163,295	1,884,858

% OF NET ASSETS	11.2	8.9	7.1	4.7	2.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Media	11.2%
Commercial Banks	10.9
Wireless Telecommunication Services	10.3
Metals & Mining	8.9
Oil, Gas & Consumable Fuels	8.0
Diversified Financial Services	6.8
Insurance	5.5
Food & Staples Retailing	3.8
Specialty Retail	3.5
Food Products	3.4
Industrial Conglomerates	2.8
Real Estate Management & Development	2.7
Pharmaceuticals	2.7
Health Care Providers & Services	2.6
Real Estate Investment Trusts	1.9
Multiline Retail	1.7
Household Durables	1.6
Capital Markets	1.5
Construction & Engineering	1.2
Distributors	1.2
Paper & Forest Products	1.1
Chemicals	1.1
Trading Companies & Distributors	0.8
Diversified Telecommunication Services	0.8
Containers & Packaging	0.6
Hotels, Restaurants & Leisure	0.6
Marine	0.6
Electronic Equipment, Instruments & Components	0.5
Construction Materials	0.5
Tobacco	0.3
IT Services	0.1
Electrical Equipment	0.1
Commercial Services & Supplies	0.1
Energy Equipment & Services	0.1
Professional Services	0.1
Textiles, Apparel & Luxury Goods	0.0 ***
Short Term Investments	12.7
Other Assets & Liabilities	(12.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR® S&P® World ex-US ETF —
Management’s Discussion of Fund Performance

The SPDR S&P World ex-US ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the developed world (ex-U.S.) equity markets. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 20.27%, and the total return for the S&P Developed Ex-U.S. BMI Index (the “Index”) was 21.86%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, transaction costs, compounding differences resulting from performance volatility and slight variations between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of the Index.

The Fund enjoyed some initial positive performance as equities outside the US picked up additional momentum through the final months of 2012. Non-US equities showed particular improvement in December, when the US fiscal debate diminished the previously defensive appeal of American stocks. Investor enthusiasm intensified as moves to greater financial unity in the eurozone mitigated downside risks in Europe and a change in Japanese leadership back to the Liberal Democratic Party (“LDP”) lifted hopes for more inflation-oriented policy choices in Japan. Equity markets outside the US zoomed out of the gate in early 2013. They benefited, on the one hand, from relief that fiscal constraints in the United States would not overwhelm consumer demand, and, on the other hand, from mounting confidence that the European Central Bank had more than enough ammunition to keep regional financial conditions stable. Only at the end of January, after the euro had enjoyed six solid months of steady appreciation, did investors begin to question whether the buoyant currency might act as an unwelcome headwind to already muted economic activity. Corruption worries in Spain and inconclusive elections in Italy did not help matters, but continued weakness in the Japanese yen provided a source of investment upside from an unlikely corner of the world. Share prices in Tokyo gained ground faster than the yen was declining. Developed equity markets outside the US, on average, posted solid results for the first quarter of 2013.

The second quarter of 2013 resulted in limited returns for non-US equities. Japan was unveiling its ground-breaking plans for monetary ease, fiscal stimulus, and structural reform. While a modest healing in economic indicators and a fresh cut in euro interest rates contributed to stabilization in Europe during May and June, the unrelenting combination of currency struggles and a foggy growth outlook ultimately took a toll on equity investments outside the US during the second quarter of 2013. Fund performance bounced back nicely during the final quarter of the Reporting Period as non-US equities began to find their ground. The turn-around began to take shape in early July in the wake of firm US jobs data for June. That report helped investors quickly to realize that continued US economic health would produce global benefits. The awarding of the 2020 Summer Olympics to Tokyo helped Japanese equity benchmarks revisit their highs from July, when Shinzo Abe, leader of the LDP, was reelected as prime minister. Non-US equities endured a small correction in late August as Syrian conflict intensified, but the confidence in Europe improved and the Fund finished the Reporting Period with double digit returns.

On an individual security level, the top contributors to the Fund’s performance were Roche Holding AG, Toyota Motor Corp., and Novartis AG. The top detractors to the Fund’s performance were Goldcorp Inc., Barrick Gold Corp., and Newcrest Mining, Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P World ex-US ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P World ex-US ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.34%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P DEVELOPED EX-US	NET ASSET	MARKET	S&P DEVELOPED EX-US
	VALUE	VALUE	BMI INDEX	VALUE	VALUE	BMI INDEX

ONE YEAR	20.27%	20.62%	21.86%	20.27%	20.62%	21.86%

THREE YEARS	25.41%	25.83%	28.40%	7.84%	7.96%	8.69%

FIVE YEARS	37.84%	34.64%	43.39%	6.63%	6.13%	7.48%

SINCE INCEPTION (1)	0.70%	0.81%	4.90%	0.11%	0.13%	0.74%

(1)	For the period April 20, 2007 to September 30, 2013.

SPDR S&P World ex-US ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Developed
	World ex-US	Ex-U.S. BMI
	ETF	Index
	10000	10000
4/20/2007	9982	9986
5/31/2007	10190	10234
6/30/2007	10233	10248
7/31/2007	10132	10164
8/31/2007	9936	9963
9/30/2007	10454	10497
10/31/2007	10900	10982
11/30/2007	10473	10501
12/31/2007	10237	10289
1/31/2008	9332	9333
2/29/2008	9495	9543
3/31/2008	9369	9407
4/30/2008	9865	9902
5/31/2008	10031	10070
6/30/2008	9228	9272
7/31/2008	8899	8935
8/31/2008	8520	8560
9/30/2008	7304	7314
10/31/2008	5847	5733
11/30/2008	5528	5410
12/31/2008	5853	5740
1/31/2009	5334	5230
2/28/2009	4776	4695
3/31/2009	5117	5036
4/30/2009	5781	5718
5/31/2009	6472	6453
6/30/2009	6414	6404
7/31/2009	7023	7009
8/31/2009	7322	7365
9/30/2009	7646	7706
10/31/2009	7490	7569
11/30/2009	7672	7748
12/31/2009	7804	7886
1/31/2010	7464	7546
2/28/2010	7438	7534
3/31/2010	7938	8038
4/30/2010	7879	7981
5/31/2010	7000	7096
6/30/2010	6906	7014
7/31/2010	7533	7656
8/31/2010	7287	7431
9/30/2010	8027	8170
10/31/2010	8286	8459
11/30/2010	7948	8130
12/31/2010	8619	8830
1/31/2011	8797	9006
2/28/2011	9072	9287
3/31/2011	8941	9188
4/30/2011	9424	9699
5/31/2011	9142	9430
6/30/2011	9013	9294
7/31/2011	8843	9171
8/31/2011	8097	8384
9/30/2011	7279	7504
10/31/2011	8002	8238
11/30/2011	7668	7849
12/31/2011	7564	7755
1/31/2012	8017	8220
2/29/2012	8472	8672
3/31/2012	8390	8611
4/30/2012	8276	8494
5/31/2012	7333	7538
6/30/2012	7776	7993
7/31/2012	7901	8094
8/31/2012	8111	8317
9/30/2012	8373	8609
10/31/2012	8412	8653
11/30/2012	8582	8819
12/31/2012	8844	9106
1/31/2013	9251	9518
2/28/2013	9173	9469
3/31/2013	9239	9549
4/30/2013	9615	9960
5/31/2013	9398	9751
6/30/2013	9028	9378
7/31/2013	9486	9874
8/31/2013	9400	9780
9/30/2013	10070	10490

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P World ex-US ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

					SAMSUNG
					ELECTRONICS CO.,
DESCRIPTION	NESTLE SA	ROCHE HOLDING AG	NOVARTIS AG	HSBC HOLDINGS PLC	LTD. GDR

MARKET VALUE	$10,315,153	8,667,924	8,464,204	8,224,070	7,999,882

% OF NET ASSETS	1.5	1.3	1.2	1.2	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	12.1%
Oil, Gas & Consumable Fuels	7.2
Pharmaceuticals	7.1
Insurance	4.3
Metals & Mining	4.3
Chemicals	3.5
Automobiles	3.4
Food Products	3.3
Machinery	2.7
Real Estate Management & Development	2.7
Wireless Telecommunication Services	2.5
Food & Staples Retailing	2.3
Diversified Telecommunication Services	2.2
Capital Markets	2.1
Beverages	2.1
Semiconductors & Semiconductor Equipment	1.9
Hotels, Restaurants & Leisure	1.8
Textiles, Apparel & Luxury Goods	1.7
Industrial Conglomerates	1.7
Media	1.6
Road & Rail	1.6
Trading Companies & Distributors	1.6
Construction & Engineering	1.5
Electric Utilities	1.4
Electrical Equipment	1.3
Real Estate Investment Trusts	1.3
Auto Components	1.3
Multi-Utilities	1.3
Electronic Equipment, Instruments & Components	1.2
Tobacco	1.1
Diversified Financial Services	1.1
Specialty Retail	1.1
Building Products	1.0
Health Care Equipment & Supplies	1.0
Commercial Services & Supplies	0.9
Aerospace & Defense	0.8
Household Durables	0.7
Software	0.7
Energy Equipment & Services	0.6
Health Care Providers & Services	0.6
Communications Equipment	0.6
Professional Services	0.6
IT Services	0.5
Multiline Retail	0.5
Household Products	0.5
Marine	0.5
Construction Materials	0.4
Air Freight & Logistics	0.3
Office Electronics	0.3
Gas Utilities	0.3
Biotechnology	0.3
Paper & Forest Products	0.3
Transportation Infrastructure	0.2
Personal Products	0.2
Computers & Peripherals	0.2
Consumer Finance	0.1
Internet & Catalog Retail	0.1
Diversified Consumer Services	0.1
Containers & Packaging	0.1
Internet Software & Services	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Life Sciences Tools & Services	0.1
Health Care Technology	0.0 ***
Short Term Investments	8.3
Other Assets & Liabilities	(7.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR® S&P® International Small Cap ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the developed world (ex-U.S.) small cap equity markets. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 22.25%, and the total return for the S&P Developed Ex-U.S. under USD2 Billion Index (the “Index”) was 22.39%. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, transaction costs, cash and receivables drag, compounding, and security misweights between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of the Index.

The Index posted positive returns for the fourth quarter of 2012, benefiting from three factors: (1) the moves toward a greater financial unity in the eurozone, which mitigated downside risks in Europe, (2) a change in Japanese leadership, which lifted hopes for more inflation-oriented policy choices in Tokyo, and (3) Chinese economic growth, which seemed to be pulling out of mid-year 2012 doldrums. In a positive sign that equity demand might be running deeper than the politically driven ebb and flow on the surface, small-cap stocks surged especially briskly off their mid-November lows and outperformed larger issues handily during December. This positive momentum carried over to the first quarter of 2013. The positive returns posted during the first quarter resulted from investor relief that fiscal constraints in the United States would not overwhelm consumer demand and, from mounting confidence that the European Central Bank had more than enough ammunition to keep regional financial conditions stable. The second quarter of 2013 was the worst performing quarter of the Reporting Period. While a modest healing in economic indicators and a fresh cut in euro interest rates contributed to stabilization in European investor sentiment during the latter months of the second quarter, unfortunately, investor sentiment in the Pacific region cooled because of the volatility of Japanese government bonds and increasing worries over the deceleration of Chinese growth. Also, during this quarter, the unrelenting combination of currency struggles and a foggy growth outlook ultimately took a grim toll on equity investments outside the United States. However, international small-cap stocks, as measured by the S&P International Small Cap Index, bounced back during third quarter of 2013 and delivered the best quarter of the Reporting Period. The turn-around began to take shape early in the quarter in the wake of firm US jobs data for June. Smaller firms may have benefitted disproportionately from continuation of Federal Reserve accommodation, even as larger stocks faced pressure from traders seeking to trim exposure to the fresh aggravation of fiscal battles in the United States. When added to their earlier outperformance in July, the September results for smaller stocks helped them to produce an outstanding third quarter.

On an individual security level, the top contributors to the Fund’s performance were Japan Exchange Group, Inc.; Vestas Wind Systems A/S, and JB Hi-Fi, Ltd. The top detractors to the Fund’s performance were Melrose Industries PLC, Net One Systems Co., Ltd.; and Fleetwood Corp., Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-US. UNDER USD2	NET ASSET	MARKET	EX-US. UNDER USD2
	VALUE	VALUE	BILLION INDEX	VALUE	VALUE	BILLION INDEX

ONE YEAR	22.25%	22.52%	22.39%	22.25%	22.52%	22.39%

THREE YEARS	27.66%	27.13%	27.16%	8.48%	8.33%	8.34%

FIVE YEARS	57.28%	52.55%	57.24%	9.48%	8.81%	9.48%

SINCE INCEPTION (1)	7.34%	7.02%	4.23%	1.10%	1.06%	0.64%

(1)	For the period April 20, 2007 to September 30, 2013.

SPDR S&P International Small Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. under
	International Small	USD2 Billion
	Cap ETF	Index
	10000	10000
4/20/2007	10053	10057
5/31/2007	10261	10292
6/30/2007	10250	10312
7/31/2007	10368	10408
8/31/2007	9927	9917
9/30/2007	10315	10290
10/31/2007	10885	10827
11/30/2007	10053	9972
12/31/2007	9776	9705
1/31/2008	8878	8776
2/29/2008	9238	9182
3/31/2008	9154	8971
4/30/2008	9356	9178
5/31/2008	9523	9420
6/30/2008	8849	8756
7/31/2008	8484	8329
8/31/2008	8104	7896
9/30/2008	6826	6630
10/1/2008	5150	4976
11/2/2008	4923	4753
12/3/2008	5332	5136
1/9/2009	4969	4850
2/9/2009	4440	4344
3/9/2009	4731	4650
4/30/2009	5441	5317
5/31/2009	6181	6099
6/30/2009	6283	6186
7/9/2009	6730	6625
8/31/2009	7216	7066
9/30/2009	7539	7420
10/31/2009	7423	7319
11/30/2009	7432	7354
12/31/2009	7544	7483
1/31/2010	7413	7358
2/28/2010	7410	7368
3/31/2010	7923	7868
4/30/2010	8149	8045
5/31/2010	7243	7136
6/30/2010	7246	7072
7/31/2010	7786	7592
8/31/2010	7620	7403
9/30/2010	8409	8196
10/31/2010	8680	8482
11/30/2010	8472	8307
12/31/2010	9388	9211
1/31/2011	9455	9277
2/28/2011	9657	9503
3/31/2011	9669	9509
4/30/2011	10028	9883
5/31/2011	9758	9598
6/30/2011	9668	9439
7/31/2011	9711	9494
8/31/2011	8977	8739
9/30/2011	7928	7695
10/31/2011	8500	8274
11/30/2011	8073	7821
12/31/2011	7921	7706
1/31/2012	8593	8352
2/29/2012	9036	8790
3/31/2012	9042	8733
4/30/2012	8908	8608
5/31/2012	7904	7651
6/30/2012	8172	7922
7/31/2012	8174	7935
8/31/2012	8356	8153
9/30/2012	8780	8516
10/31/2012	8783	8494
11/30/2012	8820	8538
12/31/2012	9167	8884
1/31/2013	9572	9279
2/28/2013	9707	9345
3/31/2013	9912	9536
4/30/2013	10163	9829
5/31/2013	9807	9503
6/30/2013	9454	9141
7/31/2013	9947	9621
8/31/2013	9901	9586
9/30/2013	10734	10423

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

				CORUS ENTERTAINMENT, INC.	NIPPON KONPO UNYU
DESCRIPTION	BELIMO HOLDING AG	SHOCHIKU CO., LTD.	RUBIS	(CLASS B)	SOKO CO., LTD.

MARKET VALUE	$5,386,646	4,794,069	4,730,727	3,718,745	3,564,686

% OF NET ASSETS	0.7	0.6	0.6	0.5	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Machinery	6.6%
Commercial Banks	4.5
Real Estate Investment Trusts	4.2
Metals & Mining	4.0
Chemicals	3.9
Real Estate Management & Development	3.9
Hotels, Restaurants & Leisure	3.7
Capital Markets	3.5
Electronic Equipment, Instruments & Components	3.4
Specialty Retail	3.3
Construction & Engineering	3.2
Media	3.2
Oil, Gas & Consumable Fuels	3.1
Commercial Services & Supplies	2.9
Pharmaceuticals	2.1
Auto Components	2.0
Food Products	2.0
Software	1.8
Electrical Equipment	1.7
Household Durables	1.5
Energy Equipment & Services	1.5
Building Products	1.5
Professional Services	1.5
Trading Companies & Distributors	1.4
Semiconductors & Semiconductor Equipment	1.4
Health Care Equipment & Supplies	1.3
Textiles, Apparel & Luxury Goods	1.2
Beverages	1.2
Biotechnology	1.2
Road & Rail	1.1
Industrial Conglomerates	1.1
Health Care Providers & Services	1.0
IT Services	1.0
Transportation Infrastructure	0.9
Containers & Packaging	0.9
Marine	0.9
Communications Equipment	0.9
Multiline Retail	0.9
Diversified Financial Services	0.8
Insurance	0.8
Internet & Catalog Retail	0.8
Food & Staples Retailing	0.8
Aerospace & Defense	0.7
Consumer Finance	0.7
Construction Materials	0.7
Gas Utilities	0.7
Internet Software & Services	0.7
Wireless Telecommunication Services	0.6
Paper & Forest Products	0.6
Diversified Consumer Services	0.6
Thrifts & Mortgage Finance	0.5
Diversified Telecommunication Services	0.5
Computers & Peripherals	0.5
Leisure Equipment & Products	0.4
Independent Power Producers & Energy Traders	0.4
Distributors	0.4
Air Freight & Logistics	0.3
Electric Utilities	0.3
Life Sciences Tools & Services	0.3
Multi-Utilities	0.3
Household Products	0.2
Airlines	0.2
Office Electronics	0.1
Automobiles	0.1
Health Care Technology	0.1
Personal Products	0.0 ***
Water Utilities	0.0 ***
Short Term Investments	11.1
Other Assets & Liabilities	(9.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Great Basin Gold, Ltd., which was Level 2 and part of the Metals & Mining Industry, Sequana, which was Level 2 and part of the Paper & Forest Products Industry, Platinum Australia, Ltd., which was Level 2 and part of the Metals & Mining Industry, Peace Mark (Holdings), Ltd., which was Level 2 and part of the Textiles, Apparel & Luxury Goods Industry, Carnegie Investment Bank AB, which was Level 2 and part of the Capital Markets Industry, Poseidon Concepts Corp., which was Level 2 and was part of the Energy Equipment & Services Industry, AET&D Holdings No 1 Pty, Ltd., which was Level 2 and part of the Transportation Infrastructure Industry, Amagerbanken A/S, which was Level 2 and part of the Commercial Banks Industry, and TT Hellenic Postbank SA, which was Level 2 and part of the Commercial Banks Industry, each representing 0.00% of net assets. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR® Dow Jones International Real Estate ETF —
Management’s Discussion of Fund Performance

The SPDR Dow Jones International Real Estate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the international real estate market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 13.83%, and the total return for the Dow Jones Global ex-U.S. Select Real Estate Securities Indexsm (the “Index”) was 14.19%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses and security misweights contributed to the difference between the Fund’s performance and that of the Index.

Global listed real estate securities had a quiet start to the Reporting Period, steadily gaining in each of the first six months. Interest rates were near record lows, which benefited investors seeking higher-yielding alternatives — such as real estate investment trusts (REITs) and listed real estate securities. Although there were signs of an improving housing market, economic growth was still slow and the unemployment rates remained elevated on a global scale. The tide turned in late May, following the testimony of US Federal Reserve (“Fed”) Chairman Ben Bernanke before Congress. The suggestion that the Fed may consider tapering its quantitative easing program caused market volatility to increase, especially in interest-rate sectors, such as REITS. The Index fell sharply from late May through the end of August, but rebounded in September after soothing comments that the Fed would maintain the pace of its asset purchases. Global listed real estate securities underperformed the broader S&P Global BMI Index over the Reporting Period as broader equities strengthened from signs of stability in Europe, ebbing worries over Chinese deceleration, and ongoing support of major central banks.

Since real estate is a capital intensive sector, the recent sudden rise in interest rates prompted a correction in the prices of global listed real estate securities, which implied an increase in the cost of capital. Although real estate fundamentals, in general, have improved, the recovery phase in the real estate cycle has been gradual on a global scale. In Europe, the struggling eurozone pulled out of recession in the last quarter of the Reporting Period as the economy expanded with the help of firm activity data points in the two largest economies, France and Germany. However, investors remained cautious as unemployment was still high. Listed real estate securities in Japan were the top performers among global listed real estate securities in the Index in 2013, helped by the Bank of Japan’s aggressive monetary policy and stimulus. Developers in Japan also rallied in September after the International Olympic Committee announced that Tokyo would host the 2020 Olympic Games. Japanese developers are expected to benefit from increasing property values, and the development of stadiums and parks. In addition, the hotel and retail sectors are also expected to benefit from the additional demand leading up to the and during the Olympics.

On an individual security level, the top contributors to the Fund’s performance were Mitsui Fudosan Co., Ltd.; Unibail-Rodamco SE, and Brooksfield Asset Management Inc. The top detractors to the Fund’s performance were Kerry Properties Limited, Hang Lung Group, Ltd., and BR Malls Participacoes SA.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Dow Jones International Real Estate ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/15/06, 12/20/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones International Real Estate ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES GLOBAL			DOW JONES GLOBAL
			EX-U.S. SELECT REAL			EX-U.S. SELECT REAL
	NET ASSET	MARKET	ESTATE SECURITIES	NET ASSET	MARKET	ESTATE SECURITIES
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	13.83%	14.47%	14.19%	13.83%	14.47%	14.19%

THREE YEARS	33.23%	33.29%	35.00%	10.04%	10.05%	10.52%

FIVE YEARS	47.13%	46.59%	50.90%	8.03%	7.95%	8.58%

SINCE INCEPTION (1)	−1.99%	−1.61%	0.80%	−0.29%	−0.24%	0.12%

(1)	For the period December 15, 2006 to September 30, 2013.

SPDR Dow Jones International Real Estate ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		Dow Jones
	SPDR Dow	Global ex-U.S.
	Jones International	Select Real
	Real Estate	Estate Securities
	ETF	Index
	10000	10000
12/15/2006	10401	10397
1/31/2007	10546	10576
2/28/2007	10836	10871
3/31/2007	11150	11207
4/30/2007	11391	11448
5/31/2007	11606	11670
6/30/2007	10859	10949
7/31/2007	10298	10383
8/31/2007	10271	10341
9/30/2007	10810	10901
10/31/2007	11010	11113
11/30/2007	10175	10275
12/31/2007	9683	9786
1/31/2008	9172	9258
2/29/2008	9208	9285
3/31/2008	9033	9098
4/30/2008	9452	9510
5/31/2008	9251	9313
6/30/2008	8218	8250
7/31/2008	8103	8145
8/31/2008	7736	7770
9/30/2008	6661	6680
10/1/2008	4963	4954
11/2/2008	4534	4530
12/3/2008	4733	4734
1/9/2009	4281	4288
2/9/2009	3682	3691
3/9/2009	3935	3950
4/30/2009	4471	4495
5/31/2009	5141	5163
6/30/2009	5229	5255
7/9/2009	5724	5771
8/31/2009	6220	6263
9/30/2009	6560	6613
10/31/2009	6508	6557
11/30/2009	6470	6539
12/31/2009	6564	6632
1/31/2010	6297	6351
2/28/2010	6331	6398
3/31/2010	6623	6684
4/30/2010	6710	6778
5/31/2010	5988	6080
6/30/2010	5999	6076
7/31/2010	6627	6723
8/31/2010	6708	6801
9/30/2010	7357	7467
10/31/2010	7702	7814
11/30/2010	7250	7357
12/31/2010	7927	8058
1/31/2011	7902	8005
2/28/2011	8109	8201
3/31/2011	7988	8098
4/30/2011	8457	8576
5/31/2011	8403	8526
6/30/2011	8309	8429
7/31/2011	8225	8362
8/31/2011	7777	7906
9/30/2011	6860	6963
10/31/2011	7439	7558
11/30/2011	7013	7130
12/31/2011	6805	6923
1/31/2012	7363	7520
2/29/2012	7790	7977
3/31/2012	7848	8021
4/30/2012	7974	8151
5/31/2012	7394	7547
6/30/2012	7919	8086
7/31/2012	8305	8485
8/31/2012	8358	8546
9/30/2012	8611	8828
10/31/2012	8874	9092
11/30/2012	9018	9249
12/31/2012	9280	9534
1/31/2013	9453	9723
2/28/2013	9555	9855
3/31/2013	9798	10085
4/30/2013	10498	10809
5/31/2013	9538	9843
6/30/2013	9220	9490
7/31/2013	9335	9610
8/31/2013	9032	9289
9/30/2013	9801	10080

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Dow Jones International Real Estate ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

			BROOKFIELD ASSET
			MANAGEMENT, INC.		LAND SECURITIES
DESCRIPTION	MITSUI FUDOSAN CO., LTD.	UNIBAIL-RODAMCO SE	(CLASS A)	WESTFIELD GROUP	GROUP PLC

MARKET VALUE	$296,743,083	242,029,967	213,450,635	205,884,782	116,371,644

% OF NET ASSETS	7.3	6.0	5.3	5.1	2.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Real Estate Management & Development	37.8%
Retail REITs	26.9
Diversified REITs	16.8
Office REITs	12.0
Industrial REITs	4.3
Diversified Capital Markets	0.9
Residential REITs	0.6
Specialized REITs	0.4
Short Term Investments	3.5
Other Assets & Liabilities	(3.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.00% of net assets. (Note 2)

SPDR® S&P® Global Infrastructure ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Global Infrastructure ETF (the “Fund”)1( seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the global infrastructure industry market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 11.99%, and the total return for the S&P Global Infrastructure Index (the “Index”) was 11.79%. Prior to May 1, 2013, the Fund’s benchmark was the Macquarie Global Infrastructure 100 Index, which returned 9.55% for the Reporting Period. The Fund and index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The indexes are unmanaged and index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash drag, small security misweights, income distributions, income from securities lending, and compounding contributed to the difference between the Fund’s performance and that of the Index. The change in benchmark also contributed to the performance differential during this Reporting Period.

For the Reporting Period, global infrastructure stocks slightly lagged broader economic indices. An infrastructure index tends to track the broader environment, however, during this Reporting Period the underperformance of the utilities sector hindered both Index and Fund performance. The majority of the Fund’s holdings are in the utilities sector and, through investment in transportation companies, the industrials sector. The remaining holdings are in the energy sector. While industrial stocks posted solid gains for the last quarter of 2012, the utilities sector ended the year as the worst-performing sector. Energy stocks contributed positively to Fund performance, however, the Fund’s position in this sector was not large enough to make a noticeable difference.

In the beginning of 2013, defensive sectors began to post competitive gains relative to their cyclical counterparts. Although global utility stocks posted a small loss for the first quarter of 2013, US utilities posted a positive return for the quarter. Ample dividend yields continued to attract money to this sector, which appeared unaffected by jumpy bond yields as the group bounced back from a choppy 2011 and 2012. The positive performance in utilities, though, was short-lived as the stocks faltered during 2013’s second quarter. Thankfully, the industrial sector served as a compelling fulcrum for sector performance for both the second quarter, and the first half of 2013. The balanced results of the industrials seemed to reflect quite appropriately the tension between building economic recovery, and the policy pullback that better growth may foster. Also, for dividend-oriented sectors, like utilities, the consequences of a potential tapering of the Federal Reserve’s asset purchases seemed less ambiguous. The third quarter of 2013 continued the trend of outperformance in the cyclical sectors. While EAFE (Europe, Australasia, Far East) industrials posted a gain for the third quarter of 2013, the defensive utilities sector only achieved small positive returns for the same period. A rebound in commodity prices likely provoked concerns over costs, while rising bond yields made the income features and defensive characteristics of utilities stocks less appealing to investors.

On an individual security level, the top contributors to the Fund’s performance were Dominion Resources, Inc.; Atlantia SpA, and Iberdrola SA. The top detractors to the Fund’s performance were Transurban Group, RWE AG, and E.ON AG.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

( 1 Prior to May 1, 2013, the SPDR® S&P Global Infrastructure ETF was known as SPDR® FTSE/Macquarie Global Infrastructure 100 ETF.

SPDR S&P Global Infrastructure ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/25/07, 1/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Global Infrastructure ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.59%. As of May 1, 2013, the total expense ratio for the SPDR S&P Global Infrastructure ETF was decreased to 0.40% as reflected in the prospectus as supplemented May 1, 2013.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		S&P GLOBAL	NET ASSET	MARKET		S&P GLOBAL
	VALUE	VALUE	MACQUARIE GLOBAL INFRASTRUCTURE 100 INDEX	INFRASTRUCTURE INDEX	VALUE	VALUE	MACQUARIE GLOBAL INFRASTRUCTURE 100 INDEX	INFRASTRUCTURE INDEX

ONE YEAR (1)	11.99%	11.64%	9.55%	11.79%	11.99%	11.64%	9.55%	11.79%

THREE YEARS (1)	19.93%	20.18%	19.67%	25.25%	6.24%	6.32%	6.17%	7.79%

FIVE YEARS (1)	15.32%	13.61%	17.09%	27.66%	2.89%	2.58%	3.21%	5.01%

SINCE INCEPTION (1)(2)	9.62%	9.36%	12.57%	15.17%	1.38%	1.35%	1.79%	2.14%

(1)	Effective May 1, 2013, the Fund changed its benchmark index from the Macquarie Global Infrastructure 100 Index to the S&P Global Infrastructure Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 1, 2013.
(2)	For the period January 25, 2007 to September 30, 2013.

SPDR S&P Global Infrastructure ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Global
	Global Infrastructure	Infrastructure Index
	ETF (a)	(b)
	10000	10000
1/25/2007	10089	10089
2/28/2007	10274	10277
3/31/2007	10684	10692
4/30/2007	11113	11125
5/31/2007	11383	11425
6/30/2007	11079	11120
7/31/2007	10714	10754
8/31/2007	10893	10949
9/30/2007	11442	11508
10/31/2007	12133	12217
11/30/2007	12293	12386
12/31/2007	12244	12343
1/31/2008	11363	11453
2/29/2008	11312	11411
3/31/2008	11244	11348
4/30/2008	11652	11778
5/31/2008	12074	12219
6/30/2008	11615	11756
7/31/2008	11175	11313
8/31/2008	10799	10933
9/30/2008	9505	9614
10/31/2008	8163	8251
11/30/2008	8014	8108
12/31/2008	8385	8500
1/31/2009	7857	7968
2/28/2009	6946	7044
3/31/2009	6988	7085
4/30/2009	7367	7484
5/31/2009	7955	8099
6/30/2009	8019	8161
7/31/2009	8373	8526
8/31/2009	8697	8861
9/30/2009	8993	9166
10/31/2009	8598	8780
11/30/2009	9006	9198
12/31/2009	9312	9528
1/31/2010	8841	9048
2/28/2010	8732	8940
3/31/2010	8998	9221
4/30/2010	8889	9122
5/31/2010	8186	8388
6/30/2010	8138	8351
7/31/2010	8802	9040
8/31/2010	8784	9023
9/30/2010	9139	9409
10/31/2010	9516	9804
11/30/2010	8969	9252
12/31/2010	9415	9720
1/31/2011	9699	10014
2/28/2011	9953	10279
3/31/2011	9704	10033
4/30/2011	10162	10516
5/31/2011	9924	10285
6/30/2011	9917	10284
7/31/2011	9641	10003
8/31/2011	9339	9699
9/30/2011	9044	9389
10/31/2011	9451	9821
11/30/2011	9400	9768
12/31/2011	9424	9811
1/31/2012	9315	9711
2/29/2012	9569	9991
3/31/2012	9624	10055
4/30/2012	9593	10028
5/31/2012	9102	9524
6/30/2012	9601	10062
7/31/2012	9592	10066
8/31/2012	9586	10062
9/30/2012	9788	10276
10/31/2012	9860	10357
11/30/2012	9607	10099
12/31/2012	9746	10264
1/31/2013	10005	10549
2/28/2013	9976	10526
3/31/2013	10349	10928
4/30/2013	11011	11612
5/31/2013	10420	10901
6/30/2013	10205	10773
7/31/2013	10628	11233
8/31/2013	10314	10787
9/30/2013	10962	11517

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective May 1, 2013, the Fund changed its benchmark index from the Macquarie Global Infrastructure 100 Index to the S&P Global Infrastructure Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 1, 2013.
(2)	Index returns represent the Fund’s prior investment strategy from January 25, 2007 through April 30, 2013 and the S&P Global Infrastructure Index from May 1, 2013 through September 30, 2013.

SPDR S&P Global Infrastructure ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

DESCRIPTION	TRANSURBAN GROUP	ENBRIDGE, INC.	ABERTIS INFRAESTRUCTURAS SA	TRANSCANADA CORP.	ATLANTIA SPA

MARKET VALUE	$2,528,100	1,950,276	1,831,737	1,757,394	1,698,533

% OF NET ASSETS	4.8	3.7	3.5	3.4	3.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Transportation Infrastructure	40.4%
Oil, Gas & Consumable Fuels	19.9
Electric Utilities	19.6
Multi-Utilities	18.4
Independent Power Producers & Energy Traders	1.0
Water Utilities	0.2
Gas Utilities	0.2
Short Term Investments	15.5
Other Assets & Liabilities	(15.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR® S&P® Global Natural Resources ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Global Natural Resources ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks publicly traded companies in natural resources and/or commodities businesses. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was −2.09%, and the total return for the S&P Global Natural Resources Index (the “Index”) was −1.49%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses and cumulative security misweights contributed to the difference between the Fund’s performance and that of the Index.

Overall, global natural resources stocks performed poorly for the Reporting Period. The positive returns that the sector posted in the fourth quarter of 2012, and the third quarter of 2013, were offset by the negative returns posted in the first and second quarters of 2013. Falling gold prices and poor performance of mining stocks contributed to the overall decline. Although gold is often seen as a hedge against inflation and a safe haven against uncertain economic conditions, improved global macroeconomic data and continued low consumer prices in the first half of 2013, helped push the price of gold down. Consequently, many of the companies involved in the mining of gold experienced a decline in their share prices. In addition, falling potash prices hurt natural resource stocks involved in fertilizer production. The drop in potash prices was driven in part by a broken partnership among potash producers and a resulting decline in prices in the fertilizer market. However, in the third quarter of 2013, positive corporate earnings and macroeconomic data, as well as an increase in mergers and acquisitions activity, and dovish sentiments from the Fed (which benefited all equities) contributed to Fund performance.

On an individual security level, the top contributors to the Fund’s performance were Nippon Steel Corp., Total SA, and Monsanto Co. The top detractors to the Fund’s performance were Newcrest Mining, Ltd., Potash Corp. of Saskatchewan Inc., and Barrick Gold Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Global Natural Resources ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/13/10, 9/14/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Global Natural Resources ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P GLOBAL NATURAL	NET ASSET	MARKET	S&P GLOBAL NATURAL
	VALUE	VALUE	RESOURCES INDEX	VALUE	VALUE	RESOURCES INDEX

ONE YEAR	−2.09%	−2.02%	−1.49%	−2.09%	−2.02%	−1.49%

THREE YEARS	1.22%	0.96%	3.07%	0.40%	0.32%	1.01%

SINCE INCEPTION (1)	2.77%	2.65%	4.68%	0.90%	0.86%	1.51%

(1)	For the period September 13, 2010 to September 30, 2013.

SPDR S&P Global Natural Resources ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Global
	Global Natural	Natural Resources
	Resources ETF	Index
9/13/2010	10000	10000
9/30/2010	10152	10156
10/31/2010	10798	10808
11/30/2010	10608	10624
12/31/2010	11794	11813
1/31/2011	11990	12015
2/28/2011	12483	12515
3/31/2011	12537	12578
4/30/2011	12782	12825
5/31/2011	12251	12314
6/30/2011	12007	12076
7/31/2011	11929	12000
8/31/2011	11094	11164
9/30/2011	9283	9330
10/31/2011	10670	10736
11/30/2011	10340	10401
12/31/2011	9988	10058
1/31/2012	10818	10902
2/29/2012	11181	11271
3/31/2012	10683	10774
4/30/2012	10508	10602
5/31/2012	9224	9322
6/30/2012	9757	9862
7/31/2012	9827	9938
8/31/2012	10003	10113
9/30/2012	10496	10626
10/31/2012	10419	10550
11/30/2012	10328	10467
12/31/2012	10627	10778
1/31/2013	11014	11175
2/28/2013	10648	10808
3/31/2013	10464	10617
4/30/2013	10309	10477
5/31/2013	10124	10300
6/30/2013	9454	9610
7/31/2013	9757	9924
8/31/2013	9802	9978
9/30/2013	10277	10468

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Global Natural Resources ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

DESCRIPTION	BHP BILLITON, LTD.	SYNGENTA AG	EXXON MOBIL CORP.	MONSANTO CO.	GLENCORE XSTRATA PLC

MARKET VALUE	$20,473,649	19,896,331	19,385,844	15,764,045	15,685,958

% OF NET ASSETS	5.0	4.9	4.8	3.9	3.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	32.9%
Metals & Mining	32.8
Chemicals	19.2
Paper & Forest Products	5.8
Food Products	4.2
Containers & Packaging	3.4
Real Estate Investment Trusts	1.0
Short Term Investments	8.0
Other Assets & Liabilities	(7.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR® MSCI ACWI ex-US ETF —
Management’s Discussion of Fund Performance

The SPDR MSCI ACWI ex-US ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond general to the total return performance of an index based upon broad based world (ex-U.S.) equity markets. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 15.96%, and the total return for the MSCI All Country World Index ex USA (the “Index”) was 16.98%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses and slight variations between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of the Index.

The final quarter of 2012 proved broadly rewarding for investors in global equities. Global equities benefited in December from the US fiscal debate, which diminished the previously defensive appeal of American stocks. News during this period helped to boost investor enthusiasm. There were moves toward a greater financial unity in the eurozone, which mitigated downside risks in Europe. A change in Japanese leadership, back to the Liberal Democratic Party (LDP), lifted hopes for more inflation-oriented policy choices in Japan. Equity markets outside the United States zoomed out of the gate in early 2013, benefiting, on the one hand, from the belief that fiscal constraints in the United States would not overwhelm consumer demand, and, on the other hand, from mounting confidence that the European Central Bank had more than enough ammunition to keep regional financial conditions stable. Only at the end of January, after the euro had enjoyed six solid months of steady appreciation, did investors begin to question whether the buoyant currency might act as an unwelcome headwind to already muted economic activity. Corruption worries in Spain and inconclusive elections in Italy did not help matters, but continued weakness in the Japanese yen provided a source of investment upside. Share prices in Tokyo gained ground faster than the yen was declining. Developed equity markets outside the United States, on average, posted solid results for the first quarter of 2013.

The second quarter of 2013 resulted in limited returns for non-US equities. Weak jobs figures made the United States look more vulnerable just as Japan was unveiling its ground-breaking plans for monetary ease, fiscal stimulus, and structural reform. Although a modest healing in economic indicators and a fresh cut in euro interest rates contributed to stabilization in Europe during the latter months of the quarter, the unrelenting combination of currency struggles and a foggy growth outlook ultimately took a toll on equity investments outside the United States. Fund performance bounced back nicely during the final quarter of the Reporting Period as non-US equities began to find their ground. The turn-around began to take shape early in 2013’s third quarter in the wake of firm US jobs data for June. That report helped investors quickly to realize that continued US economic health would produce global benefits. The awarding of the 2020 Summer Olympics to Tokyo helped Japanese equity benchmarks revisit their highs from July, when Shinzo Abe, leader of the LDP, was reelected as prime minister. Non-US equities endured a small correction in late August as Syrian conflict intensified, but investor confidence in Europe improved. The Fund finished the Reporting Period with double digit returns.

On an individual security level, the top contributors to the Fund’s performance were Toyota Motor Corp., Roche Holding AG, and Vodafone Group PLC. The top detractors to the Fund’s performance were Goldcorp Inc., Petroleo Brasileiro SA ADR, and Barrick Gold Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI ACWI ex-US ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/10/07, 1/17/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI ACWI ex-US ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.34%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MSCI ALL COUNTRY	NET ASSET	MARKET	MSCI ALL COUNTRY
	VALUE	VALUE	WORLD INDEX EX USA	VALUE	VALUE	WORLD INDEX EX USA

ONE YEAR	15.96%	16.47%	16.98%	15.96%	16.47%	16.98%

THREE YEARS	17.90%	18.40%	20.54%	5.64%	5.79%	6.42%

FIVE YEARS	35.65%	33.20%	38.56%	6.29%	5.90%	6.74%

SINCE INCEPTION (1)	14.28%	14.20%	17.52%	2.00%	1.99%	2.43%

(1)	For the period January 10, 2007 to September 30, 2013.

SPDR MSCI ACWI ex-US ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		MSCI All
	SPDR MSCI	Country World
	ACWI ex-US	Index ex
	ETF	USA
	10000	10000
1/10/2007	10306	10315
2/28/2007	10362	10378
3/31/2007	10657	10671
4/30/2007	11140	11166
5/31/2007	11421	11472
6/30/2007	11494	11569
7/31/2007	11402	11537
8/31/2007	11228	11359
9/30/2007	11955	12111
10/31/2007	12607	12787
11/30/2007	12042	12213
12/31/2007	11861	12036
1/31/2008	10763	10871
2/29/2008	11010	11186
3/31/2008	10783	10944
4/30/2008	11457	11617
5/31/2008	11658	11818
6/30/2008	10709	10849
7/31/2008	10296	10461
8/31/2008	9838	9974
9/30/2008	8424	8479
10/31/2008	6670	6613
11/30/2008	6266	6233
12/31/2008	6608	6590
1/31/2009	6028	6009
2/28/2009	5457	5450
3/31/2009	5911	5890
4/30/2009	6749	6700
5/31/2009	7671	7617
6/30/2009	7572	7536
7/31/2009	8310	8275
8/31/2009	8614	8583
9/30/2009	9049	9026
10/31/2009	8915	8915
11/30/2009	9189	9173
12/31/2009	9388	9368
1/31/2010	8908	8911
2/28/2010	8896	8912
3/31/2010	9496	9522
4/30/2010	9415	9445
5/31/2010	8421	8462
6/30/2010	8315	8355
7/31/2010	9071	9112
8/31/2010	8797	8863
9/30/2010	9694	9747
10/31/2010	10032	10080
11/30/2010	9636	9693
12/31/2010	10381	10454
1/31/2011	10513	10559
2/28/2011	10803	10840
3/31/2011	10769	10819
4/30/2011	11287	11356
5/31/2011	10951	11041
6/30/2011	10776	10885
7/31/2011	10579	10740
8/31/2011	9671	9821
9/30/2011	8628	8732
10/31/2011	9533	9652
11/30/2011	9095	9162
12/31/2011	8977	9061
1/31/2012	9569	9678
2/29/2012	10082	10225
3/31/2012	9954	10090
4/30/2012	9797	9940
5/31/2012	8680	8821
6/30/2012	9212	9346
7/31/2012	9335	9481
8/31/2012	9520	9681
9/30/2012	9855	10046
10/31/2012	9884	10086
11/30/2012	10062	10280
12/31/2012	10400	10638
1/31/2013	10825	11073
2/28/2013	10701	10958
3/31/2013	10737	10986
4/30/2013	11122	11401
5/31/2013	10843	11148
6/30/2013	10366	10668
7/31/2013	10833	11137
8/31/2013	10685	10986
9/30/2013	11428	11752

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI ACWI ex-US ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

DESCRIPTION	ROCHE HOLDING AG	HSBC HOLDINGS PLC	NESTLE SA	VODAFONE GROUP PLC	TOYOTA MOTOR CORP.

MARKET VALUE	$6,185,903	5,874,151	5,772,345	5,559,482	5,501,625

% OF NET ASSETS	1.3	1.2	1.3	1.1	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	14.7%
Oil, Gas & Consumable Fuels	9.4
Pharmaceuticals	7.1
Metals & Mining	4.7
Insurance	4.4
Automobiles	3.7
Wireless Telecommunication Services	3.6
Chemicals	3.4
Diversified Telecommunication Services	2.7
Food Products	2.6
Semiconductors & Semiconductor Equipment	2.5
Beverages	2.3
Machinery	2.2
Real Estate Management & Development	2.0
Food & Staples Retailing	1.8
Capital Markets	1.6
Media	1.5
Road & Rail	1.5
Industrial Conglomerates	1.5
Textiles, Apparel & Luxury Goods	1.4
Electric Utilities	1.4
Diversified Financial Services	1.3
Tobacco	1.3
Multi-Utilities	1.3
Trading Companies & Distributors	1.2
Real Estate Investment Trusts	1.2
Electronic Equipment, Instruments & Components	1.2
Electrical Equipment	1.0
Construction & Engineering	1.0
Hotels, Restaurants & Leisure	0.9
Aerospace & Defense	0.7
Auto Components	0.7
Building Products	0.7
Gas Utilities	0.7
Transportation Infrastructure	0.6
Specialty Retail	0.6
Household Durables	0.6
Construction Materials	0.5
Internet Software & Services	0.5
Software	0.5
Multiline Retail	0.5
Professional Services	0.5
Commercial Services & Supplies	0.5
Household Products	0.5
Health Care Equipment & Supplies	0.4
Personal Products	0.4
Communications Equipment	0.4
Biotechnology	0.4
IT Services	0.4
Independent Power Producers & Energy Traders	0.3
Air Freight & Logistics	0.3
Marine	0.3
Office Electronics	0.3
Containers & Packaging	0.2
Energy Equipment & Services	0.2
Health Care Providers & Services	0.2
Water Utilities	0.2
Paper & Forest Products	0.2
Airlines	0.2
Consumer Finance	0.1
Leisure Equipment & Products	0.1
Computers & Peripherals	0.0 ***
Short Term Investments	8.2
Other Assets & Liabilities	(7.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR® MSCI ACWI IMI ETF —
Management’s Discussion of Fund Performance

The SPDR MSCI ACWI IMI ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks securities of publicly traded companies in developed and emerging markets. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 19.15%, and the total return for the MSCI ACWI IMI Index (the “Index”) was 18.65%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, a slight cash drag, and optimization contributed to the difference between the Fund’s performance and that of the Index.

For the Reporting Period the Fund posted strong returns largely fueled by solid performance of small-cap equities, which outperformed large- and mid-cap names. The United States, United Kingdom and Japan were the strongest contributors to Fund performance for the fiscal year. Brazil, Indonesia and Chile were the weakest contributors. The final quarter of 2012 proved broadly rewarding for investors in global equities. Global equities benefited in December from the US fiscal debate, which diminished the previously defensive appeal of American stocks. News during this period helped to bolster investor enthusiasm. There were moves toward a greater financial unity in the eurozone, which mitigated downside risks in Europe. A change in Japanese leadership back to the Liberal Democratic Party (LDP) lifted hopes for more inflation-oriented policy choices in Japan. Equity markets outside the United States zoomed out of the gate in early 2013, benefiting, on the one hand, from the belief that fiscal constraints in the United States would not overwhelm consumer demand, and on the other hand, from mounting confidence that the European Central Bank had more than enough ammunition to keep regional financial conditions stable. Only at the end of January, after the euro had enjoyed six solid months of steady appreciation, did investors begin to question whether the buoyant currency might act as an unwelcome headwind to already muted economic activity. Corruption worries in Spain and inconclusive elections in Italy also added to investor concerns, but continued weakness in the Japanese yen provided a source of investment upside. Share prices in Tokyo gained ground faster than the yen was declining. Developed equity markets outside the United States, on average, posted solid results for the first quarter of 2013.

The second quarter of 2013 resulted in limited returns for non-US equities. Weak jobs figures made the United States look more vulnerable just as Japan was unveiling its ground-breaking plans for monetary ease, fiscal stimulus, and structural reform. Although a modest healing in economic indicators and a fresh cut in euro interest rates contributed to stabilization in Europe during the latter months of the quarter, the unrelenting combination of currency struggles and a foggy growth outlook ultimately took a toll on equity investments outside the United States. Fund performance bounced back nicely during the third quarter of 2013 as non-US equities began to find their ground. The turn-around began to take shape early in the quarter in the wake of firm US jobs data for June. That report helped investors to realize quickly that continued US economic health would produce global benefits. The awarding of the 2020 Summer Olympics to Tokyo helped Japanese equity benchmarks revisit their highs from July, when Shinzo Abe, leader of the LDP, was reelected as prime minister. Non-US equities endured a small correction in late August as Syrian conflict intensified, but investor confidence in Europe improved. The Fund finished the Reporting Period with double digit returns.

On an individual security level, the top contributors to the Fund’s performance were Gilead Sciences, Inc., Toyota Motor Corp., and Bank of America Corp. The top detractors to the Fund’s performance were Barrick Gold Corporation, IBM, and Apple Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at

SPDR® MSCI ACWI IMI ETF —
Management’s Discussion of Fund Performance (continued)

any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI ACWI IMI ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/27/12, 2/28/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI ACWI IMI ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.25%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET
	VALUE	VALUE	MSCI ACWI IMI INDEX	VALUE	VALUE	MSCI ACWI IMI INDEX

ONE YEAR	19.15%	18.53%	18.65%	19.15%	18.53%	18.65%

SINCE INCEPTION (1)	20.67%	19.63%	20.65%	12.53%	11.92%	12.53%

(1)	For the period February 27, 2012 to September 30, 2013.

SPDR MSCI ACWI IMI ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR MSCI	MSCI ACWI
	ACWI IMI	IMI Index
	ETF
2/27/2012	10000	10000
2/29/2012	10016	10026
3/31/2012	10079	10090
4/30/2012	9967	9979
5/31/2012	9060	9085
6/30/2012	9496	9518
7/31/2012	9627	9630
8/31/2012	9842	9851
9/30/2012	10129	10170
10/31/2012	10080	10102
11/30/2012	10217	10228
12/31/2012	10471	10474
1/31/2013	10967	10968
2/28/2013	10972	10978
3/31/2013	11184	11195
4/30/2013	11474	11492
5/31/2013	11469	11477
6/30/2013	11155	11142
7/31/2013	11691	11690
8/31/2013	11459	11447
9/30/2013	12067	12065

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI ACWI IMI ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

			INTERNATIONAL
DESCRIPTION	EXXON MOBIL CORP.	APPLE, INC.	BUSINESS MACHINES CORP.	MICROSOFT CORP.	CHEVRON CORP.

MARKET VALUE	$51,624	47,675	37,036	36,608	36,450

% OF NET ASSETS	0.9	0.8	0.6	0.6	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	8.5%
Commercial Banks	7.2
Pharmaceuticals	5.1
Insurance	4.4
Media	3.1
Chemicals	2.8
Metals & Mining	2.8
Real Estate Investment Trusts	2.5
Diversified Telecommunication Services	2.4
Food & Staples Retailing	2.4
Diversified Financial Services	2.3
Machinery	2.3
Food Products	2.3
Semiconductors & Semiconductor Equipment	2.3
Capital Markets	2.3
Software	2.2
Aerospace & Defense	2.0
Biotechnology	1.9
Industrial Conglomerates	1.9
Automobiles	1.9
Computers & Peripherals	1.7
Hotels, Restaurants & Leisure	1.6
IT Services	1.6
Energy Equipment & Services	1.6
Electric Utilities	1.6
Wireless Telecommunication Services	1.6
Health Care Equipment & Supplies	1.5
Beverages	1.4
Specialty Retail	1.4
Real Estate Management & Development	1.4
Health Care Providers & Services	1.2
Electronic Equipment, Instruments & Components	1.1
Household Products	1.1
Textiles, Apparel & Luxury Goods	1.1
Electrical Equipment	1.1
Road & Rail	1.1
Communications Equipment	1.0
Tobacco	1.0
Multiline Retail	1.0
Internet Software & Services	0.7
Trading Companies & Distributors	0.7
Commercial Services & Supplies	0.7
Air Freight & Logistics	0.7
Construction & Engineering	0.7
Consumer Finance	0.6
Internet & Catalog Retail	0.6
Professional Services	0.5
Multi-Utilities	0.5
Auto Components	0.5
Life Sciences Tools & Services	0.5
Leisure Equipment & Products	0.4
Thrifts & Mortgage Finance	0.4
Marine	0.4
Building Products	0.3
Construction Materials	0.3
Household Durables	0.3
Transportation Infrastructure	0.3
Independent Power Producers & Energy Traders	0.2
Personal Products	0.2
Water Utilities	0.2
Office Electronics	0.1
Airlines	0.1
Gas Utilities	0.1
Paper & Forest Products	0.1
Containers & Packaging	0.1
Short Term Investments	15.5
Other Assets & Liabilities	(13.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR® MSCI EM 50 ETF —
Management’s Discussion of Fund Performance

The SPDR MSCI EM 50 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks securities of publicly traded companies in emerging markets. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 2.74%, and the total return for the MSCI EM 50 Index (the “Index”) was 3.41%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, investment depository receipts in lieu of local stocks, income from securities lending, cash drag, transaction costs, compounding differences resulting from performance volatility and slight variations between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of the Index.

The concentrated MSCI EM 50 Index outperformed the broader MSCI Emerging Markets Index for the Reporting Period, boosted by the strength of the emerging markets of the Far East. Worries about imminent deceleration of growth in China dissipated in the third quarter of 2013. The statements concerning the tapering of asset purchases by the US Federal Reserve created an acute disruption in many emerging markets, where reversing capital flows exacerbated currency volatility. However, emerging-market currencies rebounded nicely on belief that US bond yields could not maintain the 2013 highs established in the first week of September. China and Taiwan were among the strongest contributors to the Index. Information technology, consumer discretionary, and consumer staples were the best performing sectors in the Fund. Industrials and materials were the only sectors that posted negative returns.

On an individual security level, the top contributors to the Fund’s performance were Tencent Holdings Ltd., Naspers, Ltd., and Taiwan Semiconductor Manufacturing Co., Ltd. ADR. The top detractors to the Fund’s performance were AngloGold Ashanti, Ltd., America Movil SAB de CV, and Petroleo Brasileiro SA ADR.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI EM 50 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/27/12, 2/28/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI EM 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET
	VALUE	VALUE	MSCI EM 50 INDEX	VALUE	VALUE	MSCI EM 50 INDEX

ONE YEAR	2.74%	2.74%	3.41%	2.74%	2.74%	3.41%

SINCE INCEPTION (1)	−1.75%	−1.73%	−0.30%	−1.10%	−1.09%	−0.19%

(1)	For the period February 27, 2012 to September 30, 2013.

SPDR MSCI EM 50 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR MSCI	MSCI EM
	EM 50	50 Index
	ETF
2/27/2012	10000	10000
2/29/2012	10188	10212
3/31/2012	9857	9878
4/30/2012	9788	9832
5/31/2012	8592	8667
6/30/2012	8913	8939
7/31/2012	9090	9152
8/31/2012	9025	9055
9/30/2012	9563	9641
10/31/2012	9532	9583
11/30/2012	9621	9693
12/31/2012	10087	10180
1/31/2013	10169	10261
2/28/2013	9982	10082
3/31/2013	9670	9795
4/30/2013	9717	9809
5/31/2013	9532	9630
6/30/2013	8934	9066
7/31/2013	9163	9277
8/31/2013	9175	9333
9/30/2013	9825	9970

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI EM 50 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

		TAIWAN
		SEMICONDUCTOR
	SAMSUNG ELECTRONICS	MANUFACTURING		CHINA CONSTRUCTION	TENCENT
DESCRIPTION	CO., LTD. GDR	CO., LTD. ADR	CHINA MOBILE, LTD.	BANK CORP.	HOLDINGS, LTD.

MARKET VALUE	$234,784	139,411	110,112	92,496	89,174

% OF NET ASSETS	10.0	5.9	4.7	3.9	3.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	21.6%
Semiconductors & Semiconductor Equipment	18.0
Oil, Gas & Consumable Fuels	17.4
Wireless Telecommunication Services	10.4
Metals & Mining	3.9
Internet Software & Services	3.8
Automobiles	3.7
Media	3.6
Beverages	3.3
Insurance	2.3
Electronic Equipment, Instruments & Components	2.1
Chemicals	1.7
IT Services	1.5
Auto Components	1.3
Food Products	1.2
Food & Staples Retailing	1.1
Diversified Telecommunication Services	0.9
Construction Materials	0.9
Real Estate Management & Development	0.7
Short Term Investments	4.3
Other Assets & Liabilities	(3.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR® Russell/Nomura PRIMETM Japan ETF —
Management’s Discussion of Fund Performance

The SPDR Russell/Nomura PRIME Japan ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the Japanese equity market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 29.11%, and the total return for the Russell/Nomura PRIMETM Index (the “Index”) was 30.47%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, transaction costs, compounding differences resulting from performance volatility and slight variations between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of the Index.

During the first quarter of the Reporting Period, Japan was plagued by some political upheaval hinting to the possibility that the Bank of Japan might join its major western counterparts in adopting aggressive monetary measures. The Liberal Democratic Party (“LDP”) regained control in December and inveighed repeatedly against the burden of a strong yen and associated deflation, sparking vigorous enthusiasm for Japanese equities. Thanks to the huge improvement in trade terms for major exporters, Japanese stocks continued to rally through the quarter, despite the swiftly retreating yen. Japanese stocks proved similarly resilient during the first quarter of 2013, thanks to continuous excitement about the prospect of fresh accommodation from the Bank of Japan and a pronounced weakness in the yen. Japan was also actually one of the few countries to see a modest increase in corporate earnings projections. With perhaps the most durable commitments to continued official liquidity, Japan and the United States played host to some of the strongest equity markets during the first quarter. July was a very important month for Japan as Shinzo Abe, leader of the LDP, was reelected as Prime Minister, helping to remove any lingering doubts over government commitment to low real yields. The LDP outlined their plans for monetary and fiscal stimulus and a planned 2014 increase in sales tax to further help keep the fiscal picture credible. The Japanese yen remained quiet through the final quarter of this fiscal year, delivering little net movement in either direction against the US dollar and the Bank of Japan offered no fresh plans to accelerate expansion of its balance sheet. The Index still managed to enjoy its highest return of the entire period in September, when the 2020 Summer Olympics were awarded to Tokyo, helping Japanese equity benchmarks revisit their earlier highs from July.

On an individual security level, the top contributors to the Fund’s performance were Toyota Motor Corp., Mitsubishi UFJ Financial Group, Inc.; and Sumitomo Mitsui Financial Group, Inc. The top detractors to the Fund’s performance were Nintendo Co., Ltd.; Ajinomoto Co., Inc.; and Nikon Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Russell/Nomura PRIME Japan ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell/Nomura PRIME Japan ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	RUSSELL/NOMURA	NET ASSET	MARKET	RUSSELL/NOMURA
	VALUE	VALUE	PRIME INDEX	VALUE	VALUE	PRIME INDEX

ONE YEAR	29.11%	30.76%	30.47%	29.11%	30.76%	30.47%

THREE YEARS	26.80%	27.52%	30.18%	8.24%	8.44%	9.19%

FIVE YEARS	27.33%	25.44%	31.81%	4.95%	4.64%	5.68%

SINCE INCEPTION (1)	−0.58%	−0.07%	3.74%	−0.09%	−0.01%	0.53%

(1)	For the period November 9, 2006 to September 30, 2013.

SPDR Russell/Nomura PRIME Japan ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Russell/Nomura
	PRIME Japan	Russell/ Nomura
	ETF	PRIME Index
	10000	10000
11/9/2006	10321	10323
12/31/2006	10515	10520
1/31/2007	10606	10611
2/28/2007	11003	11025
3/31/2007	10859	10886
4/7/2007	10657	10688
5/7/2007	10800	10822
6/7/2007	10766	10803
7/31/2007	10718	10771
8/31/2007	10422	10451
9/30/2007	10619	10661
10/31/2007	10604	10666
11/30/2007	10408	10483
12/31/2007	9988	9921
1/31/2008	9546	9591
2/29/2008	9600	9650
3/31/2008	9284	9329
4/30/2008	9897	9944
5/31/2008	10161	10204
6/30/2008	9462	9520
7/31/2008	9152	9206
8/31/2008	8782	8844
9/30/2008	7807	7870
10/1/2008	6714	6767
11/2/2008	6691	6732
12/3/2008	7243	7322
1/9/2009	6746	6790
2/9/2009	5898	5943
3/9/2009	6037	6078
4/30/2009	6548	6609
5/31/2009	7239	7297
6/30/2009	7399	7467
7/9/2009	7654	7749
8/31/2009	7973	8074
9/30/2009	7852	7965
10/31/2009	7619	7741
11/30/2009	7531	7641
12/31/2009	7552	7693
1/31/2010	7698	7819
2/28/2010	7804	7923
3/31/2010	8189	8315
4/30/2010	8198	8329
5/31/2010	7552	7669
6/30/2010	7447	7553
7/31/2010	7675	7793
8/31/2010	7503	7626
9/30/2010	7841	7967
10/31/2010	7988	8104
11/30/2010	8127	8261
12/31/2010	8738	8841
1/31/2011	8736	8926
2/28/2011	9128	9327
3/31/2011	8308	8511
4/30/2011	8327	8498
5/31/2011	8190	8389
6/30/2011	8329	8550
7/31/2011	8631	8862
8/31/2011	7983	8199
9/30/2011	7885	8106
10/31/2011	7845	8060
11/30/2011	7507	7719
12/31/2011	7585	7793
1/31/2012	7903	8132
2/29/2012	8238	8478
3/31/2012	8361	8611
4/30/2012	8112	8294
5/31/2012	7394	7611
6/30/2012	7772	8003
7/31/2012	7584	7818
8/31/2012	7516	7757
9/30/2012	7700	7951
10/31/2012	7554	7796
11/30/2012	7690	7949
12/31/2012	8070	8371
1/31/2013	8348	8633
2/28/2013	8569	8865
3/31/2013	8980	9320
4/30/2013	9742	10111
5/31/2013	9157	9521
6/30/2013	9307	9672
7/31/2013	9357	9751
8/31/2013	9171	9554
9/30/2013	9942	10374

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Russell/Nomura PRIME Japan ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

		MITSUBISHI UFJ	SUMITOMO MITSUI	HONDA MOTOR
DESCRIPTION	TOYOTA MOTOR CORP.	FINANCIAL GROUP, INC.	FINANCIAL GROUP, INC.	CO., LTD.	SOFTBANK CORP.

MARKET VALUE	$5,276,512	3,585,322	2,707,975	2,556,891	2,132,319

% OF NET ASSETS	4.2	2.8	2.1	2.0	1.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	10.1%
Automobiles	8.9
Machinery	5.8
Electronic Equipment, Instruments & Components	5.3
Pharmaceuticals	4.8
Real Estate Management & Development	4.4
Road & Rail	4.1
Chemicals	4.0
Trading Companies & Distributors	4.0
Wireless Telecommunication Services	3.5
Auto Components	3.3
Metals & Mining	2.5
Household Durables	2.4
Insurance	2.4
Capital Markets	1.8
Office Electronics	1.8
Electrical Equipment	1.8
Electric Utilities	1.7
Food & Staples Retailing	1.7
Construction & Engineering	1.6
Diversified Telecommunication Services	1.5
Specialty Retail	1.4
Leisure Equipment & Products	1.3
Building Products	1.2
Tobacco	1.2
Beverages	1.2
Food Products	1.1
Commercial Services & Supplies	1.1
Personal Products	0.9
Gas Utilities	0.8
Industrial Conglomerates	0.8
Oil, Gas & Consumable Fuels	0.8
Semiconductors & Semiconductor Equipment	0.8
Health Care Equipment & Supplies	0.7
Multiline Retail	0.7
IT Services	0.7
Software	0.7
Media	0.6
Diversified Financial Services	0.6
Internet Software & Services	0.5
Airlines	0.5
Consumer Finance	0.4
Textiles, Apparel & Luxury Goods	0.4
Internet & Catalog Retail	0.4
Hotels, Restaurants & Leisure	0.4
Health Care Providers & Services	0.3
Marine	0.3
Air Freight & Logistics	0.3
Computers & Peripherals	0.3
Transportation Infrastructure	0.3
Construction Materials	0.2
Household Products	0.2
Paper & Forest Products	0.2
Independent Power Producers & Energy Traders	0.1
Professional Services	0.1
Diversified Consumer Services	0.1
Containers & Packaging	0.1
Distributors	0.1
Communications Equipment	0.0 ***
Short Term Investments	22.6
Other Assets & Liabilities	(21.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR® Russell/Nomura Small CapTM Japan ETF —
Management’s Discussion of Fund Performance

The SPDR Russell/Nomura Small Cap Japan ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the Japanese small cap equity market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 25.23%, and the total return for the Russell/Nomura Japan Small CapTM Index (the “Index”) was 28.51%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash drag, optimization and compounding contributed to the difference between the Fund’s performance and that of the Index.

During the first quarter of the Reporting Period, Japan was plagued by some political upheaval hinting to the possibility that the Bank of Japan might join its major western counterparts in adopting aggressive monetary measures. The Liberal Democratic Party (“LDP”) regained control in December and inveighed repeatedly against the burden of a strong yen and associated deflation, sparking vigorous enthusiasm for Japanese equities. Thanks to the huge improvement in trade terms for major exporters, Japanese stocks continued to rally through the quarter, even despite the swiftly retreating yen. Japanese stocks proved similarly resilient during the first quarter of 2013, thanks to continuous excitement about the prospect of fresh accommodation from the Bank of Japan and a pronounced weakness in the yen. Japan was also actually one of the few countries to see a modest increase in corporate earnings projections. With perhaps the most durable commitments to continued official liquidity, Japan and the United States played host to some of the strongest equity markets during the first quarter. July was a very important month for Japan as Shinzo Abe, leader of the LDP, was reelected as Prime Minister, helping to remove any lingering doubts over government commitment to low real yields. The LDP outlined their plans for monetary and fiscal stimulus and a planned 2014 increase in sales tax to further help keep the fiscal picture credible. The Japanese yen remained quiet through the final quarter of the fiscal year, delivering little net movement in either direction against the US dollar and the Bank of Japan offered no fresh plans to accelerate expansion of its balance sheet. The Index still managed to enjoy its highest return of the entire period in September, when the 2020 Summer Olympics were awarded to Tokyo, helping Japanese equity benchmarks revisit their earlier highs from July.

On an individual security level, the top contributors to the Fund’s performance were Kenedix, Inc.; Tokai Tokyo Financial Holdings, Inc.; and Eaccess Ltd. The top detractors to the Fund’s performance were Okamoto Industries, Inc.; H2O Retailing Corporation, and Gungho Online Entertainment, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Russell/Nomura Small Cap Japan ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell/Nomura Small Cap Japan ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.55%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			RUSSELL/NOMURA			RUSSELL/NOMURA
	NET ASSET	MARKET	JAPAN SMALL CAP	NET ASSET	MARKET	JAPAN SMALL CAP
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	25.23%	26.61%	28.51%	25.23%	26.61%	28.51%

THREE YEARS	36.18%	36.42%	43.62%	10.84%	10.91%	12.82%

FIVE YEARS	57.80%	55.43%	66.65%	9.55%	9.22%	10.76%

SINCE INCEPTION (1)	17.91%	18.14%	25.53%	2.42%	2.45%	3.36%

(1)	For the period November 9, 2006 to September 30, 2013.

SPDR Russell/Nomura Small Cap Japan ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Russell/
	Nomura Small	Russell/ Nomura
	Cap Japan	Japan Small
	ETF	Cap Index
	10000	10000
11/9/2006	10421	10352
12/31/2006	10437	10359
1/31/2007	10616	10518
2/28/2007	11009	10854
3/31/2007	10935	10738
4/30/2007	10680	10511
5/31/2007	10437	10302
6/30/2007	10449	10378
7/31/2007	10447	10379
8/31/2007	9970	9893
9/30/2007	9943	9923
10/31/2007	10046	10088
11/30/2007	9760	9806
12/31/2007	9229	9164
1/31/2008	8783	8903
2/29/2008	8869	8995
3/31/2008	8927	9026
4/30/2008	9077	9166
5/31/2008	9384	9429
6/30/2008	8852	8897
7/31/2008	8560	8648
8/31/2008	8245	8304
9/30/2008	7472	7533
10/1/2008	6769	6800
11/2/2008	7049	7079
12/3/2008	7582	7681
1/9/2009	7138	7209
2/9/2009	6186	6248
3/9/2009	6434	6503
4/30/2009	6812	6899
5/31/2009	7652	7764
6/30/2009	8131	8246
7/9/2009	8316	8437
8/31/2009	8799	8933
9/30/2009	8694	8855
10/31/2009	8344	8541
11/30/2009	8080	8243
12/31/2009	7968	8131
1/31/2010	8180	8297
2/28/2010	8340	8467
3/31/2010	8717	8867
4/30/2010	8938	9159
5/31/2010	8276	8526
6/30/2010	8448	8557
7/31/2010	8520	8628
8/31/2010	8311	8405
9/30/2010	8658	8741
10/31/2010	8557	8597
11/30/2010	8712	8810
12/31/2010	9529	9602
1/31/2011	9652	9812
2/28/2011	10062	10247
3/31/2011	9443	9617
4/30/2011	9401	9542
5/31/2011	9267	9453
6/30/2011	9623	9818
7/31/2011	10024	10239
8/31/2011	9623	9850
9/30/2011	9711	9928
10/31/2011	9396	9574
11/30/2011	9177	9336
12/31/2011	9262	9481
1/31/2012	9641	9930
2/29/2012	9735	10034
3/31/2012	9970	10336
4/30/2012	9764	10065
5/31/2012	8978	9276
6/30/2012	9357	9720
7/31/2012	9199	9564
8/31/2012	9177	9517
9/30/2012	9415	9768
10/31/2012	9167	9524
11/30/2012	9233	9607
12/31/2012	9560	10029
1/31/2013	9933	10372
2/28/2013	10215	10691
3/31/2013	11006	11474
4/30/2013	11818	12317
5/31/2013	10855	11438
6/30/2013	10722	11317
7/31/2013	10885	11550
8/31/2013	10677	11348
9/30/2013	11791	12553

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Russell/Nomura Small Cap Japan ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

	GUNGHO ONLINE	TOKAI TOKYO	TS TECH	MUSASHI SEIMITSU	THE MUSASHINO
DESCRIPTION	ENTERTAINMENT, INC.	FINANCIAL HOLDINGS, INC.	CO., LTD.	INDUSTRY CO., LTD.	BANK, LTD.

MARKET VALUE	$660,943	591,942	562,527	537,644	529,758

% OF NET ASSETS	0.7	0.6	0.6	0.6	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Machinery	8.0%
Commercial Banks	6.9
Auto Components	5.8
Chemicals	5.1
Construction & Engineering	4.5
Electronic Equipment, Instruments & Components	4.4
Specialty Retail	4.0
Hotels, Restaurants & Leisure	3.3
Trading Companies & Distributors	3.3
Metals & Mining	2.9
Food Products	2.8
Media	2.7
Household Durables	2.6
Building Products	2.5
Real Estate Management & Development	2.4
Capital Markets	2.4
Pharmaceuticals	2.1
Textiles, Apparel & Luxury Goods	2.0
Software	2.0
IT Services	1.9
Commercial Services & Supplies	1.8
Food & Staples Retailing	1.7
Semiconductors & Semiconductor Equipment	1.5
Personal Products	1.5
Health Care Equipment & Supplies	1.4
Diversified Financial Services	1.3
Consumer Finance	1.2
Electrical Equipment	1.2
Road & Rail	1.2
Transportation Infrastructure	1.0
Leisure Equipment & Products	1.0
Containers & Packaging	1.0
Computers & Peripherals	1.0
Health Care Providers & Services	0.9
Professional Services	0.9
Communications Equipment	0.9
Internet Software & Services	0.8
Multiline Retail	0.8
Biotechnology	0.7
Paper & Forest Products	0.7
Internet & Catalog Retail	0.7
Beverages	0.7
Energy Equipment & Services	0.6
Household Products	0.5
Marine	0.4
Air Freight & Logistics	0.3
Distributors	0.3
Gas Utilities	0.3
Electric Utilities	0.3
Industrial Conglomerates	0.2
Oil, Gas & Consumable Fuels	0.2
Life Sciences Tools & Services	0.2
Health Care Technology	0.2
Office Electronics	0.2
Airlines	0.0 ***
Short Term Investments	20.9
Other Assets & Liabilities	(20.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for K.K. daVinci Holdings and Suruga Corp., which were both Level 2 and part of the Real Estate Management & Development Industry, both representing 0.00% of net assets. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR® S&P® Global Dividend ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

DESCRIPTION	GDF SUEZ	BOUYGUES SA	UGL, LTD.	ASTRAZENECA PLC	MONADELPHOUS GROUP, LTD.

MARKET VALUE	$234,254	212,662	212,423	174,701	158,897

% OF NET ASSETS	2.5	2.2	2.2	1.8	1.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Electric Utilities	10.9%
Construction & Engineering	9.5
Insurance	7.2
Multi-Utilities	6.9
Oil, Gas & Consumable Fuels	6.8
Commercial Banks	6.5
Pharmaceuticals	5.6
Real Estate Investment Trusts	3.8
Media	3.7
Food & Staples Retailing	3.5
Wireless Telecommunication Services	3.5
Diversified Telecommunication Services	2.9
Transportation Infrastructure	2.6
Thrifts & Mortgage Finance	2.3
Specialty Retail	2.1
Aerospace & Defense	2.0
Industrial Conglomerates	1.7
Tobacco	1.7
Capital Markets	1.6
Real Estate Management & Development	1.6
Independent Power Producers & Energy Traders	1.6
Commercial Services & Supplies	1.3
Gas Utilities	1.2
Professional Services	1.2
Machinery	1.0
Diversified Financial Services	1.0
Health Care Providers & Services	0.9
Beverages	0.8
Energy Equipment & Services	0.8
IT Services	0.7
Leisure Equipment & Products	0.7
Software	0.7
Office Electronics	0.7
Electronic Equipment, Instruments & Components	0.6
Short Term Investments	18.0
Other Assets & Liabilities	(17.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR® S&P® International Dividend ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks exchange-listed common stocks of companies domiciled in countries outside the United States that offer high dividend yields. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 10.24%, and the total return for the S&P International Dividend Opportunities® Index (the “Index”) was 12.18%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash drag, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

The final quarter of 2012 proved broadly rewarding for investors in global equities despite the fact that it was a year that endured repeated threats of a rupture of the eurozone, violent unrest across the Middle East, and escalating political rancor in the United States. Moves to greater financial unity in the eurozone mitigated downside risks in Europe. A change in Japanese leadership lifted hopes for more inflation-oriented policy choices in Tokyo, and Chinese economic growth seemed to pull the year out of doldrums. Investors in international equities were relieved by the orderly mitigation of a fearsome fiscal retrenchment in the United States and international equities surged as trading opened in 2013. That constructive momentum carried easily into April 2013, as the formal announcement of aggressive policy measures in Japan delivered an additional boost to the economic outlook and falling bond yields on the eurozone periphery relieved concerns about regional financial contagion. Non-US equities climbed briskly in early August, helped by firming data points in the United Kingdom and the eurozone. The Fund closed the third quarter of 2013 with healthy returns.

On an individual security level, the top contributors to the Fund’s performance were Bezeq The Israel Telecommunication Corp. Ltd., Atlantia SpA, and Indra Sistemas, SA. The top detractors to the Fund’s performance were Vard Holdings Ltd., ICL-Israel Chemicals Ltd., and Royal KPN NV.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Dividend ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/12/08, 2/19/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Dividend ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.45%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P INTERNATIONAL			S&P INTERNATIONAL
			DIVIDEND			DIVIDEND
	NET ASSET	MARKET	OPPORTUNITIES	NET ASSET	MARKET	OPPORTUNITIES
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	10.24%	10.61%	12.18%	10.24%	10.61%	12.18%

THREE YEARS	5.35%	5.63%	8.81%	1.75%	1.84%	2.85%

FIVE YEARS	28.75%	26.61%	36.50%	5.18%	4.83%	6.42%

SINCE INCEPTION (1)	−5.92%	−5.73%	−0.52%	−1.08%	−1.04%	−0.09%

(1)	For the period February 12, 2008 to September 30, 2013.

SPDR S&P International Dividend ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P International
	International Dividend	Dividend Opportunities
	ETF	Index
	10000	10000
2/12/2008	10577	10510
3/31/2008	10431	10373
4/30/2008	10433	10393
5/31/2008	10267	10264
6/30/2008	9265	9239
7/31/2008	8833	8827
8/31/2008	8777	8776
9/30/2008	7307	7289
10/31/2008	5256	5236
11/30/2008	4889	4870
12/31/2008	5261	5246
1/31/2009	4577	4577
2/28/2009	4093	4084
3/31/2009	4642	4627
4/30/2009	5828	5841
5/31/2009	6734	6769
6/30/2009	6623	6662
7/31/2009	7306	7372
8/31/2009	7784	7861
9/30/2009	8320	8419
10/31/2009	8254	8356
11/30/2009	8522	8631
12/31/2009	8704	8823
1/31/2010	8351	8475
2/28/2010	8255	8380
3/31/2010	8712	8857
4/30/2010	8589	8742
5/31/2010	7585	7725
6/30/2010	7528	7672
7/31/2010	8248	8430
8/31/2010	8029	8211
9/30/2010	8931	9144
10/31/2010	9334	9562
11/30/2010	8611	8825
12/31/2010	9322	9567
1/31/2011	9451	9671
2/28/2011	9676	9909
3/31/2011	9910	10193
4/30/2011	10749	11031
5/31/2011	10327	10616
6/30/2011	10104	10386
7/31/2011	9646	9966
8/31/2011	8999	9293
9/30/2011	7943	8199
10/31/2011	8769	9054
11/30/2011	8374	8654
12/31/2011	8264	8549
1/31/2012	8668	8944
2/29/2012	9109	9425
3/31/2012	8908	9219
4/30/2012	8648	8951
5/31/2012	7552	7822
6/30/2012	8239	8544
7/31/2012	7995	8296
8/31/2012	8361	8683
9/30/2012	8534	8868
10/31/2012	8532	8870
11/30/2012	8573	8918
12/31/2012	8975	9345
1/31/2013	9330	9775
2/28/2013	9156	9598
3/31/2013	9269	9736
4/30/2013	9602	10101
5/31/2013	9130	9614
6/30/2013	8696	9175
7/31/2013	8907	9410
8/31/2013	8773	9266
9/30/2013	9408	9948

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

			UPM-KYMMENE		PROSIEBENSAT.1
DESCRIPTION	FERROVIAL SA	BELGACOM SA	OYJ	TDC A/S	MEDIA AG

MARKET VALUE	$27,857,399	27,649,534	25,321,217	25,140,596	22,835,274

% OF NET ASSETS	2.1	2.1	1.9	1.9	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Diversified Telecommunication Services	17.2%
Oil, Gas & Consumable Fuels	11.3
Commercial Banks	9.2
Electric Utilities	8.6
Real Estate Investment Trusts	8.0
Construction & Engineering	7.8
Metals & Mining	4.5
Insurance	3.5
Paper & Forest Products	3.2
Transportation Infrastructure	2.6
Pharmaceuticals	2.5
Gas Utilities	2.2
Diversified Financial Services	2.0
Multi-Utilities	2.0
Wireless Telecommunication Services	1.8
Media	1.8
Chemicals	1.6
Food & Staples Retailing	1.5
Multiline Retail	1.5
Machinery	1.3
Textiles, Apparel & Luxury Goods	1.3
Hotels, Restaurants & Leisure	1.2
Aerospace & Defense	1.1
Real Estate Management & Development	0.8
Office Electronics	0.7
Automobiles	0.6
Short Term Investments	14.2
Other Assets & Liabilities	(14.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR® S&P® International Mid Cap ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Mid Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the mid capitalization segment of global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 23.07%, and the total return for the S&P Developed Ex-U.S. between USD2 Billion and USD5 Billion Index (the “Index”) was 24.75%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash drag, optimization and compounding contributed to the difference between the Fund’s performance and that of the Index.

While the Fund posted a significant return for the Reporting Period, the growth was not consistent from month to month. For instance, most of the growth noted for the fourth quarter of 2012 was posted in December. The December rally gained strength when agreements on Greek debt relief allowed for the disbursement of fresh aid and peripheral bonds drew further strength from plans to unify banking supervision in the eurozone. Then, bolstered by investor relief at the orderly mitigation of a fearsome fiscal retrenchment in the United States, global equities surged as trading opened in 2013. The first quarter of 2013 brought renewal of risk appetites in investors and a resumption of investment flows. Despite electoral indecision in Italy and banking turmoil in Cyprus during this same period, investors’ renascent optimism about economic growth in the United States and Japan helped to drive positive performance across global financial markets. During the second quarter of 2013, the Fund experienced a decline in performance. A modest healing in economic indicators and a fresh cut in euro interest rates contributed to stabilization of European investor sentiment during the latter months of 2013’s second quarter. Investor sentiment in the Pacific region cooled during the same period because of the volatility of Japanese government bonds and increasing worries about Chinese growth. After this dip in performance, non-US equities began to recover as the third quarter progressed. The turn-around began to take shape early in the quarter in the wake of June’s firm US jobs data. Financial assets worldwide delivered healthy returns across a broad front during the third quarter of 2013, undergirded by the ongoing support of major central banks. Overall, the return was largely driven by strong performance in the consumer discretionary, industrial and financial sectors over the Reporting Period.

On an individual security level, the top contributors to the Fund’s performance were Mazda Motor Corp., Shinsei Bank, Ltd.; and Alcatel-Lucent SA. The top detractors to the Fund’s performance were Detour Gold Corp., Tokyu Land Corp., and IAMGOLD Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Mid Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/08, 5/13/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Mid Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.45%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BETWEEN			EX-U.S. BETWEEN
			USD2 BILLION AND			USD2 BILLION AND
	NET ASSET	MARKET	USD5 BILLION	NET ASSET	MARKET	USD5 BILLION
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	23.07%	24.52%	24.75%	23.07%	24.52%	24.75%

THREE YEARS	31.06%	31.16%	32.99%	9.43%	9.46%	9.97%

FIVE YEARS	55.62%	52.06%	61.99%	9.25%	8.74%	10.13%

SINCE INCEPTION (1)	14.32%	14.93%	17.29%	2.51%	2.61%	3.00%

(1)	For the period May 7, 2008 to September 30, 2013.

SPDR S&P International Mid Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
		Ex-U.S. between
	SPDR S&P	USD2 and
	International Mid	USD5 Billion
	Cap ETF	Index
	10000	10000
5/7/2008	10042	10041
6/30/2008	9351	9309
7/31/2008	8917	8876
8/31/2008	8587	8572
9/30/2008	7346	7241
10/1/2008	5570	5462
11/2/2008	5400	5254
12/3/2008	5775	5632
1/9/2009	5371	5217
2/9/2009	4901	4693
3/9/2009	5258	5103
4/30/2009	5924	5836
5/31/2009	6611	6536
6/30/2009	6717	6622
7/9/2009	7159	7132
8/31/2009	7561	7577
9/30/2009	7851	7940
10/31/2009	7582	7681
11/30/2009	7680	7820
12/31/2009	7847	7968
1/31/2010	7664	7776
2/28/2010	7688	7776
3/31/2010	8279	8342
4/30/2010	8399	8444
5/31/2010	7457	7520
6/30/2010	7428	7486
7/31/2010	8041	8104
8/31/2010	7868	7932
9/30/2010	8723	8819
10/31/2010	9024	9137
11/30/2010	8808	8902
12/31/2010	9628	9759
1/31/2011	9766	9873
2/28/2011	9959	10083
3/31/2011	9956	10145
4/30/2011	10463	10651
5/31/2011	10197	10422
6/30/2011	10083	10293
7/31/2011	10042	10264
8/31/2011	9179	9396
9/30/2011	8200	8378
10/31/2011	8855	9065
11/30/2011	8414	8596
12/31/2011	8314	8475
1/31/2012	8890	9042
2/29/2012	9371	9515
3/31/2012	9348	9487
4/30/2012	9261	9392
5/31/2012	8239	8337
6/30/2012	8655	8773
7/31/2012	8752	8863
8/31/2012	8955	9046
9/30/2012	9289	9402
10/31/2012	9290	9442
11/30/2012	9396	9549
12/31/2012	9783	9926
1/31/2013	10092	10276
2/28/2013	10203	10388
3/31/2013	10370	10602
4/30/2013	10834	11087
5/31/2013	10497	10776
6/30/2013	10210	10476
7/31/2013	10715	10993
8/31/2013	10604	10869
9/30/2013	11432	11729

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Mid Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

	JAPAN EXCHANGE	DOWA HOLDINGS			J FRONT RETAILING
DESCRIPTION	GROUP, INC.	CO., LTD.	SHIMADZU CORP.	TAKASHIMAYA CO., LTD.	CO., LTD.

MARKET VALUE	$310,033	281,926	265,376	262,237	258,935

% OF NET ASSETS	0.7	0.6	0.6	0.6	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	5.5%
Chemicals	4.9
Oil, Gas & Consumable Fuels	4.9
Machinery	4.4
Media	4.2
Real Estate Management & Development	4.0
Real Estate Investment Trusts	3.9
Metals & Mining	3.2
Insurance	2.9
Construction & Engineering	2.6
Food Products	2.6
Road & Rail	2.6
Hotels, Restaurants & Leisure	2.5
Capital Markets	2.5
Multiline Retail	2.4
Household Durables	2.4
Energy Equipment & Services	2.4
Commercial Services & Supplies	2.2
Diversified Telecommunication Services	2.1
Electronic Equipment, Instruments & Components	1.9
Diversified Financial Services	1.9
Health Care Providers & Services	1.9
Pharmaceuticals	1.7
Specialty Retail	1.7
Software	1.6
Auto Components	1.3
Construction Materials	1.3
Industrial Conglomerates	1.3
Consumer Finance	1.3
Electric Utilities	1.2
Electrical Equipment	1.2
Leisure Equipment & Products	1.2
Health Care Equipment & Supplies	1.0
Transportation Infrastructure	1.0
Trading Companies & Distributors	1.0
Food & Staples Retailing	0.9
Professional Services	0.9
Containers & Packaging	0.9
Aerospace & Defense	0.9
IT Services	0.9
Paper & Forest Products	0.8
Gas Utilities	0.8
Air Freight & Logistics	0.7
Marine	0.7
Textiles, Apparel & Luxury Goods	0.7
Distributors	0.6
Semiconductors & Semiconductor Equipment	0.6
Internet Software & Services	0.6
Multi-Utilities	0.6
Office Electronics	0.5
Independent Power Producers & Energy Traders	0.5
Beverages	0.4
Diversified Consumer Services	0.3
Biotechnology	0.3
Internet & Catalog Retail	0.3
Building Products	0.3
Computers & Peripherals	0.3
Automobiles	0.2
Water Utilities	0.2
Wireless Telecommunication Services	0.2
Personal Products	0.2
Health Care Technology	0.2
Airlines	0.1
Thrifts & Mortgage Finance	0.1
Life Sciences Tools & Services	0.1
Household Products	0.1
Communications Equipment	0.1
Short Term Investments	11.2
Other Assets & Liabilities	(10.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for BGP Holdings PLC, which was Level 2 and part of the Real Estate Investment Trusts Industry, representing 0.00% of net assets. (Note 2)

SPDR® S&P® Emerging Markets Small Cap ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Emerging Markets Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the small capitalization segment of global emerging market countries. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 6.29%, and the total return for the S&P Emerging Markets Under USD2 Billion Index (the “Index”) was 7.33%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses and security misweights contributed to the difference between the Fund’s performance and that of the Index.

Most global equity markets started the first quarter of the Reporting Period strong despite the fact that the United States jumped off the fiscal cliff for a day. The continuation and spread of violent unrest across the Middle East, including an escalating political situation in Egypt, did not cause any significant amount of stress on the markets as one might have expected. Emerging market equities outperformed S&P Developed BMI Index over the first quarter, however, emerging market performance turned in 2013 as fragile currencies became a notable factor in the underperformance of emerging markets.

During the second half of the Reporting Period, the discussion surrounding the tapering by the US Federal Reserve (“Fed”) of its quantitative easing program created an acute disruption in many emerging and developed markets. The turmoil eventually provoked official reactions, including rate hikes in Brazil and Indonesia. The deployment of chemical weapons in Syria kept equity investors on edge into late August amid indications that the United States might respond militarily. Delicate rapprochement with Russia took imminent missile strikes off the table, allowing firm purchasing manager surveys in early September to deliver yet another boost to global share prices. Even though reversing capital flows exacerbated currency volatility, emerging currencies rebounded nicely on the belief that US bond yields could not maintain the 2013 highs established in the first week of September. Lower growth forecasts from the International Monetary Fund and soothing rhetoric from the Fed dented the inevitability of a near-term tapering of asset purchases, even as strong gains in oil prices implied that underlying demand conditions were solid.

Within emerging markets, small-cap stocks, as measured by the Index, managed to outperform large- and mid-cap stocks (as measured by the S&P Emerging LargeMidCap Index), despite falling sharply in June. China was among the top performing countries over the Reporting Period, helped by better-than-expected economic data and new eases on foreign investment rules. India was one of the worst performing countries. India surprised the market in late September by raising its repo rate, the first rate change in nearly two years and a signal that the new Reserve Bank of India chairman was shifting policy objectives to target inflation.

On an individual security level, the top contributors to the Fund’s performance were Coronation Fund Managers, Ltd., Promotora y Operadora de Infraestructura SA, and BYD Electronic International Co., Ltd. The top detractors to the Fund’s performance were Aveng, Ltd., JD Group, Ltd., and PDG Realty SA Empreendimentos e Participacoes.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Emerging Markets Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/08, 5/16/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.65%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P EMERGING			S&P EMERGING
	NET ASSET	MARKET	MARKETS UNDER USD2	NET ASSET	MARKET	MARKETS UNDER USD2
	VALUE	VALUE	BILLION INDEX	VALUE	VALUE	BILLION INDEX

ONE YEAR	6.29%	4.90%	7.33%	6.29%	4.90%	7.33%

THREE YEARS	−5.42%	−7.04%	−0.28%	−1.84%	−2.40%	−0.09%

FIVE YEARS	62.74%	58.51%	82.23%	10.23%	9.65%	12.75%

SINCE INCEPTION (1)	1.76%	0.37%	16.11%	0.32%	0.07%	2.81%

(1)	For the period May 12, 2008 to September 30, 2013.

SPDR S&P Emerging Markets Small Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Emerging
	Emerging Markets	Markets Under
	Small Cap	USD2 Billion
	ETF	Index
	10000	10000
5/12/2008	9836	9863
6/30/2008	8629	8648
7/31/2008	8394	8454
8/31/2008	7948	7961
9/30/2008	6252	6372
10/1/2008	4594	4696
11/2/2008	4320	4380
12/3/2008	4681	4795
1/9/2009	4357	4473
2/9/2009	4267	4369
3/9/2009	4809	4906
4/30/2009	5785	5893
5/31/2009	7034	7211
6/30/2009	7021	7239
7/9/2009	7878	8144
8/31/2009	7828	8150
9/30/2009	8468	8839
10/31/2009	8472	8863
11/30/2009	8820	9291
12/31/2009	9389	9941
1/31/2010	8962	9512
2/28/2010	8947	9484
3/31/2010	9656	10347
4/30/2010	9894	10597
5/31/2010	8905	9534
6/30/2010	9031	9593
7/31/2010	9760	10401
8/31/2010	9705	10439
9/30/2010	10759	11644
10/31/2010	11078	12063
11/30/2010	10920	11887
12/31/2010	11516	12640
1/31/2011	11026	12199
2/28/2011	10538	11755
3/31/2011	10925	12164
4/30/2011	11427	12721
5/31/2011	11206	12446
6/30/2011	10896	12118
7/31/2011	11020	12260
8/31/2011	9831	10937
9/30/2011	8246	9235
10/31/2011	9032	10079
11/30/2011	8268	9222
12/31/2011	8150	9116
1/31/2012	9156	10229
2/29/2012	9991	11225
3/31/2012	9721	10921
4/30/2012	9527	10735
5/31/2012	8656	9792
6/30/2012	8891	10039
7/31/2012	8933	10065
8/31/2012	9050	10220
9/30/2012	9573	10818
10/31/2012	9367	10611
11/30/2012	9579	10889
12/31/2012	10125	11502
1/31/2013	10476	11892
2/28/2013	10470	11929
3/31/2013	10435	11910
4/30/2013	10662	12128
5/31/2013	10671	12177
6/30/2013	9833	11240
7/31/2013	9887	11282
8/31/2013	9613	10967
9/30/2013	10176	11611

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Markets Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

	EQUATORIAL			THANACHART
DESCRIPTION	ENERGIA SA	DATATEC, LTD.	MONDI, LTD.	CAPITAL PCL	JSE, LTD.

MARKET VALUE	$3,766,774	3,735,277	3,566,678	3,460,272	3,368,953

% OF NET ASSETS	0.5	0.5	0.5	0.5	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF September 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Real Estate Management & Development	8.6%
Semiconductors & Semiconductor Equipment	5.8
Chemicals	5.1
Electronic Equipment, Instruments & Components	4.7
Food Products	4.6
Metals & Mining	4.2
Commercial Banks	4.1
Construction & Engineering	3.2
Pharmaceuticals	2.9
Hotels, Restaurants & Leisure	2.7
Household Durables	2.4
Textiles, Apparel & Luxury Goods	2.4
Machinery	2.2
Health Care Providers & Services	2.2
Oil, Gas & Consumable Fuels	2.2
Electrical Equipment	2.0
Marine	2.0
Capital Markets	1.9
Diversified Financial Services	1.9
Industrial Conglomerates	1.9
Computers & Peripherals	1.9
Auto Components	1.8
Media	1.7
Communications Equipment	1.6
Software	1.5
Transportation Infrastructure	1.4
Multiline Retail	1.3
Specialty Retail	1.2
Real Estate Investment Trusts	1.2
Electric Utilities	1.2
Automobiles	1.2
Paper & Forest Products	1.0
Food & Staples Retailing	1.0
Diversified Telecommunication Services	1.0
Construction Materials	1.0
Airlines	0.8
Health Care Equipment & Supplies	0.8
Beverages	0.7
Independent Power Producers & Energy Traders	0.7
Consumer Finance	0.6
Internet Software & Services	0.6
IT Services	0.6
Personal Products	0.6
Energy Equipment & Services	0.6
Leisure Equipment & Products	0.6
Water Utilities	0.6
Thrifts & Mortgage Finance	0.6
Containers & Packaging	0.5
Trading Companies & Distributors	0.5
Tobacco	0.5
Air Freight & Logistics	0.5
Commercial Services & Supplies	0.4
Insurance	0.4
Biotechnology	0.3
Gas Utilities	0.3
Household Products	0.3
Wireless Telecommunication Services	0.3
Building Products	0.2
Internet & Catalog Retail	0.2
Professional Services	0.2
Distributors	0.2
Office Electronics	0.1
Life Sciences Tools & Services	0.1
Diversified Consumer Services	0.1
Road & Rail	0.0
Short Term Investments	5.5
Other Assets & Liabilities	(5.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Corporacion GEO SAB de CV, which was Level 3 and part of the Household Durables Industry, China Hongxing Sports, Ltd., which was Level 3 and part of the Textiles, Apparel & Luxury Goods Industry, China Forestry Holdings, Ltd., which was Level 3 and part of the Paper & Forest Products Industry, China High Precision Automation Group, Ltd., which was Level 2 and part of the Electronic Equipment, Instruments & Components Industry, Real Gold Mining, Ltd., which was Level 3 and part of the Metals & Mining Industry, Urbi Desarrollos Urbanos SA de CV, which was Level 3 and part of the Household Durables Industry, China Metal Recycling Holdings, Ltd., which was Level 3 and part of the Metals & Mining Industry, Boshiwa International Holding, Ltd., which was Level 3 and part of the Specialty Retail Industry, each representing 0.00% of net assets, Bakrieland Development Tbk PT, which was Level 2 and part of the Real Estate Management & Development Industry, representing less than 0.05% of net assets, and Bakrie and Brothers Tbk PT, which was Level 3 and part of the Industrial Conglomerates Industry, representing 0.05% of net assets. (Note 2)

SPDR® Dow Jones Global Real Estate ETF —
Management’s Discussion of Fund Performance

The SPDR Dow Jones Global Real Estate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the global real estate market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 8.61%, and the total return for the Dow Jones Global Select Real Estate Securities Indexsm (the “Index”) was 8.53%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, security misweights and dividend tax withholding differences between the Fund and Index contributed to the difference between the Fund’s performance and that of the Index.

Global listed real estate securities had a quiet start to the Reporting Period, steadily gaining in each of the first six months. Interest rates were near record lows, which benefited investors seeking higher-yielding alternatives — such as real estate investment trusts (REITs) and listed real estate securities. Although there were signs of an improving housing market, economic growth was still slow and the unemployment rates remained elevated on a global scale. The tide turned in late May, following the testimony of US Federal Reserve (“Fed”) Chairman Ben Bernanke before Congress. The suggestion that the Fed may consider tapering its quantitative easing program caused market volatility to increase, especially in interest-rate sectors, such as REITS. The Index fell sharply from late May through the end of August, but rebounded in September after soothing comments that the Fed would maintain the pace of its asset purchases. Global listed real estate securities underperformed the broader S&P Global BMI Index over the Reporting Period as broader equities strengthened from signs of stability in Europe, ebbing worries over Chinese deceleration, and ongoing support of major central banks.

The recent sudden rise in interest rates prompted a correction in global listed real estate securities prices. Home prices in the United States continued to rise, helping to bolster household net worth to record levels. Known as one of the economic multipliers of the economy, the housing “wealth effect” occurs when rising home prices contribute to greater household wealth, which encourages people to spend more. Through July, home prices posted double-digit increases year-over-year as measured by the S&P/Case-Shiller 20-City Composite Home Price Index (which is published on a two-month lag). Although all metropolitan cities showed monthly gains, the monthly rates for many cities decelerated indicating that the pace of gains was slowing. Average home prices were back to their spring 2004 levels. The Pending Home Sales Index (PHSI), a leading indicator released by the National Association of Realtors, measures housing contract activity and is based on signed contracts for existing homes, condos and co-ops. The PHSI declined in August suggesting that rising home prices and tighter inventory, along with the rise in mortgage rates, may be slowing the housing recovery. At the end of the third quarter of 2013, 30-year mortgage rates were up about one percent from a year ago.

Listed real estate securities outside of the United States tracked the pattern of their US counterparts. However, their August losses were milder and their September recovery was more vigorous. In Europe, the struggling eurozone pulled out of recession as the economy expanded with the help of firm activity data points in the two largest economies, France and Germany. However, investors remained cautious since unemployment was still high. Listed real estate securities in Japan were top performers among global listed real estate securities in the Index in 2013, helped by the Bank of Japan’s aggressive monetary policy and stimulus. Developers in Japan also rallied in September after the International Olympic Committee announced that Tokyo would host the 2020 Olympic Games.

On an individual security level, the top contributors to the Fund’s performance were Mitsui Fudosan Co., Ltd., Unibail-Rodamco SE, and Public Storage. The top detractors to the Fund’s performance were American Campus Communities, Inc.; Digital Realty Trust, Inc.; and BR Malls Participacoes SA.

SPDR® Dow Jones Global Real Estate ETF —
Management’s Discussion of Fund Performance (continued)

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Dow Jones Global Real Estate ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/08, 5/13/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Global Real Estate ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES GLOBAL			DOW JONES GLOBAL
			SELECT REAL			SELECT REAL
	NET ASSET	MARKET	ESTATE	NET ASSET	MARKET	ESTATE
	VALUE	VALUE	SECURITIES INDEX	VALUE	VALUE	SECURITIES INDEX

ONE YEAR	8.61%	8.94%	8.53%	8.61%	8.94%	8.53%

THREE YEARS	35.74%	35.82%	35.25%	10.72%	10.74%	10.59%

FIVE YEARS	36.54%	36.68%	35.33%	6.43%	6.45%	6.24%

SINCE INCEPTION (1)	9.38%	9.69%	7.65%	1.67%	1.73%	1.37%

(1)	For the period May 7, 2008 to September 30, 2013.

SPDR Dow Jones Global Real Estate ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Dow	Dow Jones
	Jones Global	Global Select
	Real Estate	Real Estate
	ETF	Securities Index
	10000	10000
5/7/2008	9840	9836
6/30/2008	8746	8722
7/31/2008	8791	8769
8/31/2008	8670	8637
9/30/2008	8011	7955
10/31/2008	5669	5618
11/30/2008	4734	4689
12/31/2008	5217	5160
1/31/2009	4510	4463
2/28/2009	3726	3687
3/31/2009	3930	3886
4/30/2009	4771	4719
5/31/2009	5216	5156
6/30/2009	5187	5131
7/31/2009	5700	5648
8/31/2009	6339	6271
9/30/2009	6732	6660
10/31/2009	6557	6486
11/30/2009	6732	6665
12/31/2009	6997	6919
1/31/2010	6662	6580
2/28/2010	6857	6776
3/31/2010	7354	7258
4/30/2010	7655	7554
5/31/2010	7037	6954
6/30/2010	6844	6753
7/31/2010	7537	7444
8/31/2010	7528	7430
9/30/2010	8058	7959
10/31/2010	8437	8333
11/30/2010	8105	7999
12/31/2010	8666	8568
1/31/2011	8805	8684
2/28/2011	9117	8983
3/31/2011	8984	8857
4/30/2011	9513	9382
5/31/2011	9558	9423
6/30/2011	9338	9205
7/31/2011	9376	9249
8/31/2011	8852	8728
9/30/2011	7833	7709
10/31/2011	8756	8617
11/30/2011	8335	8199
12/31/2011	8434	8289
1/31/2012	9039	8904
2/29/2012	9216	9093
3/31/2012	9506	9362
4/30/2012	9731	9583
5/31/2012	9166	9015
6/30/2012	9733	9570
7/31/2012	10036	9873
8/31/2012	10048	9886
9/30/2012	10071	9919
10/31/2012	10159	10007
11/30/2012	10204	10057
12/31/2012	10545	10396
1/31/2013	10826	10676
2/28/2013	10925	10786
3/31/2013	11210	11052
4/30/2013	11992	11825
5/31/2013	11097	10949
6/30/2013	10814	10656
7/31/2013	10918	10759
8/31/2013	10351	10193
9/30/2013	10938	10765

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Dow Jones Global Real Estate ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

					BROOKFIELD ASSET
	SIMON PROPERTY	MITSUI FUDOSAN			MANAGEMENT, INC.
DESCRIPTION	GROUP, INC.	CO., LTD.	UNIBAIL-RODAMCO SE	PUBLIC STORAGE	(CLASS A)

MARKET VALUE	$54,873,115	35,359,338	28,767,571	27,662,604	25,373,598

% OF NET ASSETS	5.5	3.5	2.9	2.8	2.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Retail REITs	26.5%
Real Estate Management & Development	18.5
Specialized REITs	15.0
Office REITs	13.6
Diversified REITs	11.2
Residential REITs	9.4
Industrial REITs	5.1
Diversified Capital Markets	0.4
Short Term Investments	4.5
Other Assets & Liabilities	(4.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for BGP Holdings PLC, which was Level 2 and part of the Diversified REITs Industry, and Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development Industry, both representing 0.00% of net assets. (Note 2)

SPDR® S&P® International Consumer Discretionary Sector ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Consumer Discretionary Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the consumer discretionary sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 39.94%, and the total return for the S&P Developed Ex-U.S. BMI Consumer Discretionary Sector Index (the “Index”) was 40.31%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, a slight cash drag, and optimization contributed to the difference between the Fund’s performance and that of the Index.

The S&P International Consumer Discretionary Sector Index posted positive returns for every quarter of the Reporting Period and was the best performing sector in S&P Developed ex US BMI universe. After underperforming significantly during the first half of 2013, non-US equities began to recover as the third quarter of 2013 progressed. The turn-around began to take shape in early in the quarter in the wake of firm US jobs data for June. The continuing recovery of the housing market resulted in increased consumer confidence around the world and bolstered consumer discretionary spending. Investors quickly started to realize that continued US economic health would produce global benefits, particularly with a strong US dollar boosting the purchasing power of US consumers. Solid second-quarter growth figures in the United Kingdom and building confidence measures in France and Germany soon reinforced that perception, leading the British pound and the euro to embark on a rally that lasted through the rest of the third quarter. Easing monetary policies of the global central banks and the US Federal Reserve — which released reassuring minutes in early July and surprisingly maintained its full slate of asset purchases in September — kept the interest rates at a low level, leaving more money in consumer pockets and maintaining a buoyant investor sentiment. The automobile industry was the biggest beneficiary of the combination of low interest rates and increased consumer confidence. The industry posted a significant gain during the Reporting Period. Non-US equities endured a small correction in late August as the Syrian conflict intensified, but higher oil prices reversed course, largely due to concerns over the Middle East, and lower energy prices should leave more money in consumers’ pockets. Heading into the 2013 holiday season there continued to be some pent-up demand among consumers who have delayed purchases during volatile first part of the year. While every country in the Index had positive returns for the Reporting Period, Japan, Germany and the UK were the strongest contributors to the Fund’s performance. Japanese equities revisited their highs from July fueled by the awarding of the 2020 Summer Olympics to Tokyo.

On an individual security level, the top contributors to the Fund’s performance were Toyota Motor Corp., Daimler AG, and Compagnie Financiere Richemont SA. The top detractors to the Fund’s performance were Benesse Holdings, Inc., Hyundai Motor Co. and Nikon Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Consumer Discretionary Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Consumer Discretionary Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
			CONSUMER			CONSUMER
	NET ASSET	MARKET	DISCRETIONARY	NET ASSET	MARKET	DISCRETIONARY
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

ONE YEAR	39.94%	42.96%	40.31%	39.94%	42.96%	40.31%

THREE YEARS	51.52%	53.37%	51.89%	14.86%	15.32%	14.95%

FIVE YEARS	89.20%	87.75%	89.68%	13.60%	13.43%	13.66%

SINCE INCEPTION (1)	65.98%	68.29%	65.50%	10.21%	10.50%	10.16%

(1)	For the period July 16, 2008 to September 30, 2013.

SPDR S&P International Consumer Discretionary Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Developed
	International Consumer	Ex-U.S. BMI
	Discretionary Sector	Consumer Discertionary
	ETF	Sector Index
	10000	10000
7/16/2008	10235	10251
8/31/2008	10027	10047
9/30/2008	8771	8725
10/1/2008	7407	7187
11/2/2008	6560	6384
12/3/2008	6969	6788
1/9/2009	6485	6309
2/9/2009	6029	5887
3/9/2009	6455	6289
4/30/2009	7801	7544
5/31/2009	8238	8059
6/30/2009	8221	8066
7/9/2009	9099	8967
8/31/2009	9376	9223
9/30/2009	9682	9547
10/31/2009	9537	9449
11/30/2009	9573	9478
12/31/2009	9918	9797
1/31/2010	9636	9531
2/28/2010	9475	9385
3/31/2010	10245	10129
4/30/2010	10330	10278
5/31/2010	9334	9279
6/30/2010	9285	9198
7/31/2010	10042	9951
8/31/2010	9753	9683
9/30/2010	10952	10896
10/31/2010	11347	11316
11/30/2010	11258	11213
12/31/2010	11944	11934
1/31/2011	12153	12123
2/28/2011	12349	12367
3/31/2011	11967	12033
4/30/2011	12833	12893
5/31/2011	12710	12772
6/30/2011	12857	12887
7/31/2011	12696	12778
8/31/2011	11419	11485
9/30/2011	10369	10375
10/31/2011	11333	11334
11/30/2011	10671	10661
12/31/2011	10447	10422
1/31/2012	11360	11315
2/29/2012	12167	12108
3/31/2012	12407	12305
4/30/2012	12291	12216
5/31/2012	11009	10913
6/30/2012	11363	11303
7/31/2012	11406	11352
8/31/2012	11744	11654
9/30/2012	11860	11795
10/31/2012	11951	11887
11/30/2012	12488	12415
12/31/2012	13018	12951
1/31/2013	13644	13584
2/28/2013	13720	13725
3/31/2013	14052	14009
4/30/2013	14678	14671
5/31/2013	14938	14876
6/30/2013	14672	14617
7/31/2013	15593	15534
8/31/2013	15332	15310
9/30/2013	16598	16550

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Consumer Discretionary Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

				CIE FINANCIERE	LVMH MOET HENNESSY
DESCRIPTION	TOYOTA MOTOR CORP.	DAIMLER AG	HONDA MOTOR CO., LTD.	RICHEMONT SA	LOUIS VUITTON SA

MARKET VALUE	$1,507,995	657,206	517,666	460,490	456,070

% OF NET ASSETS	7.9	3.5	2.7	2.4	2.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Automobiles	27.7%
Media	14.1
Textiles, Apparel & Luxury Goods	12.6
Hotels, Restaurants & Leisure	12.5
Auto Components	10.4
Specialty Retail	8.6
Household Durables	5.9
Multiline Retail	3.9
Leisure Equipment & Products	2.1
Internet & Catalog Retail	1.0
Diversified Consumer Services	0.4
Distributors	0.3
Short Term Investments	3.3
Other Assets & Liabilities	(2.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR® S&P® International Consumer Staples Sector ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Consumer Staples Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the consumer staples sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 15.20%, and the total return for the S&P Developed Ex-U.S. BMI Consumer Staples Sector Index (the “Index”) was 16.77%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash drag, optimization, and compounding contributed to the difference between the Fund’s performance and that of the Index.

Consumer staples experienced a “roller coaster” fiscal year. The sector outpaced the market in the second quarter of the Fund’s fiscal year, and modestly lagged each of the other quarters. Overall, the sector was able to produce a positive annual return. The beginning of calendar year 2013 began well for the sector as investors viewed it as a safe haven from the uncertainty of corporate profitability and economic growth. Steady demand for food and household products carried considerable appeal in an investment environment where abnormally low interest rates and uncertain economic prospects obscured the outlook of more cyclical businesses. As the year went on, the strengthening of the economy allowed investors to turn their attention away from non-cyclicals. A rebound in commodity prices introduced cost worries for the sector. Even more problematic, however, were rising bond yields and European growth prospects, which made the income features and defensive characteristics of consumer staples less appealing to investors.

On an individual security level, the top contributors to the Fund’s performance were Nestle SA, Anheuser-Busch InBev NV, and Reckitt Benckiser Group PLC. The top detractors to the Fund’s performance were Olam International, Ltd., Swedish Match AB, and Ajinomoto Co., Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Consumer Staples Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Consumer Staples Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
	NET ASSET	MARKET	CONSUMER STAPLES	NET ASSET	MARKET	CONSUMER STAPLES
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

ONE YEAR	15.20%	15.67%	16.77%	15.20%	15.67%	16.77%

THREE YEARS	40.54%	40.70%	44.42%	12.01%	12.06%	13.03%

FIVE YEARS	70.13%	65.89%	81.13%	11.21%	10.65%	12.62%

SINCE INCEPTION (1)	60.44%	60.62%	71.50%	9.50%	9.52%	10.91%

(1)	For the period July 16, 2008 to September 30, 2013.

SPDR S&P International Consumer Staples Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Developed
	International Consumer	Ex-U.S. BMI
	Staples Sector	Consumer Staples
	ETF	Sector Index
	10000	10000
7/16/2008	10258	10267
8/31/2008	10127	10158
9/30/2008	9430	9468
10/1/2008	8001	8060
11/2/2008	7752	7755
12/3/2008	8171	8240
1/9/2009	7562	7669
2/9/2009	6954	7044
3/9/2009	7070	7180
4/30/2009	7456	7597
5/31/2009	8354	8508
6/30/2009	8504	8696
7/9/2009	9175	9408
8/31/2009	9443	9685
9/30/2009	9852	10149
10/31/2009	10126	10423
11/30/2009	10361	10669
12/31/2009	10599	10890
1/31/2010	10396	10676
2/28/2010	10475	10738
3/31/2010	10835	11137
4/30/2010	10677	11005
5/31/2010	9734	10076
6/30/2010	9987	10346
7/31/2010	10540	10927
8/31/2010	10540	10939
9/30/2010	11416	11875
10/31/2010	11691	12127
11/30/2010	11170	11607
12/31/2010	11865	12349
1/31/2011	11574	12071
2/28/2011	11938	12399
3/31/2011	11914	12413
4/30/2011	12878	13433
5/31/2011	12975	13566
6/30/2011	12723	13320
7/31/2011	12805	13424
8/31/2011	12364	12955
9/30/2011	11653	12192
10/31/2011	12488	13011
11/30/2011	12259	12774
12/31/2011	12332	12844
1/31/2012	12273	12818
2/29/2012	12924	13488
3/31/2012	13259	13877
4/30/2012	13354	14015
5/31/2012	12332	12961
6/30/2012	13028	13699
7/31/2012	13448	14123
8/31/2012	13785	14508
9/30/2012	13927	14686
10/31/2012	13875	14687
11/30/2012	14300	15125
12/31/2012	14285	15150
1/31/2013	14955	15881
2/28/2013	15190	16147
3/31/2013	15709	16713
4/30/2013	16244	17315
5/31/2013	15450	16471
6/30/2013	15042	16041
7/31/2013	15597	16650
8/31/2013	15194	16232
9/30/2013	16044	17150

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Consumer Staples Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

		BRITISH AMERICAN		ANHEUSER-BUSCH
DESCRIPTION	NESTLE SA	TOBACCO PLC	DIAGEO PLC	INBEV NV	UNILEVER NV

MARKET VALUE	$5,240,255	2,333,615	1,887,410	1,828,486	1,657,472

% OF NET ASSETS	14.2	6.3	5.1	4.9	4.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Food Products	33.4%
Food & Staples Retailing	21.1
Beverages	19.9
Tobacco	12.1
Household Products	6.6
Personal Products	5.9
Short Term Investments	1.7
Other Assets & Liabilities	(0.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR® S&P® International Energy Sector ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Energy Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the energy sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 2.35%, and the total return for the S&P Developed Ex-U.S. BMI Energy Sector Index (the “Index”) was 3.42%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash drag, and misweights between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology contributed to the difference between the Fund’s performance and that of the Index.

Energy turned out to be a conspicuous laggard in 2012. Sector performance lagged the broader S&P Developed Ex-US BMI Index in the last quarter of 2012, and did not achieve positive returns for the fourth quarter or the full year. The first quarter of 2013 did not fare that much better as, overall, energy firms performed poorly. The positive correlation of the US dollar with broader equity performance was an unusual development, possibly indicating that US resilience and a weak yen are contributing stronger threads to the fabric of global economic growth. Sluggish global growth indicators contributed to energy’s underperformance during the first two quarters of 2013. Investor affection for the US dollar began slipping well before the Federal Reserve failed to follow through with reduced accommodation, allowing energy and metal prices to lead commodities to their best quarter of the Reporting Period — the third quarter of 2013. While the approach of potentially acrimonious US fiscal negotiations brought September to a cautious close, the month and the quarter wound up with plenty of positive returns. Perhaps the most notable result was outperformance of non-US assets, which regained considerable relative ground after lagging starkly during the first half of 2013. Although oil prices retreated modestly in September, they were still relatively strong through the third quarter. The lackluster performance of BP’s (British Petroleum) stock hindered sector performance during this time. BP is still wrestling with liabilities from the 2010 oil spill in the Gulf of Mexico. While the S&P International Energy Index posted a double-digit return for the full third quarter, it modestly underperformed the broader S&P Developed Ex-US BMI Index. The sector was up only modestly on a year-to-date basis, making it one of the weakest of the ten sectors.

On an individual security level, the top contributors to the Fund’s performance were Total SA, Eni SpA, and Suncor Energy, Inc. The top detractors to the Fund’s performance were En Cana Corp., Tullow Oil PLC, and Saipem SpA.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Energy Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Energy Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI ENERGY	NET ASSET	MARKET	EX-U.S. BMI ENERGY
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

ONE YEAR	2.35%	2.89%	3.42%	2.35%	2.89%	3.42%

THREE YEARS	11.88%	12.02%	15.00%	3.81%	3.86%	4.77%

FIVE YEARS	16.18%	14.19%	24.89%	3.04%	2.69%	4.55%

SINCE INCEPTION (1)	−7.39%	−7.22%	−2.21%	−1.46%	−1.43%	−0.43%

(1)	For the period July 16, 2008 to September 30, 2013.

SPDR S&P International Energy Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Energy	Energy Sector
	Sector ETF	Index
	10000	10000
7/16/2008	9937	9918
8/31/2008	9760	9686
9/30/2008	7972	7830
10/1/2008	6535	6403
11/2/2008	6353	6197
12/3/2008	6234	6138
1/9/2009	5961	5862
2/9/2009	5634	5541
3/9/2009	5993	5924
4/30/2009	6519	6497
5/31/2009	7785	7778
6/30/2009	7317	7352
7/9/2009	7622	7681
8/31/2009	7860	7945
9/30/2009	8377	8449
10/31/2009	8404	8509
11/30/2009	8598	8701
12/31/2009	8859	8995
1/31/2010	8276	8431
2/28/2010	8163	8310
3/31/2010	8668	8832
4/30/2010	8645	8833
5/31/2010	7563	7702
6/30/2010	7021	7139
7/31/2010	7784	7952
8/31/2010	7454	7624
9/30/2010	8278	8503
10/31/2010	8613	8860
11/30/2010	8316	8620
12/31/2010	9292	9655
1/31/2011	9743	10119
2/28/2011	10301	10690
3/31/2011	10272	10688
4/30/2011	10640	11084
5/31/2011	10132	10577
6/30/2011	9807	10212
7/31/2011	9735	10197
8/31/2011	8817	9221
9/30/2011	7770	8068
10/31/2011	9084	9482
11/30/2011	8887	9268
12/31/2011	8876	9246
1/31/2012	9183	9589
2/29/2012	9745	10175
3/31/2012	9216	9618
4/30/2012	9179	9568
5/31/2012	7909	8251
6/30/2012	8344	8673
7/31/2012	8564	8918
8/31/2012	8950	9317
9/30/2012	9049	9456
10/31/2012	8970	9382
11/30/2012	8836	9253
12/31/2012	8926	9361
1/31/2013	9249	9710
2/28/2013	8869	9311
3/31/2013	8829	9289
4/30/2013	8958	9438
5/31/2013	8886	9364
6/30/2013	8388	8841
7/31/2013	8909	9395
8/31/2013	8933	9418
9/30/2013	9261	9779

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Energy Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

			ROYAL DUTCH	ROYAL DUTCH
DESCRIPTION	TOTAL SA	BP PLC	SHELL PLC (CLASS A)	SHELL PLC (CLASS B)	BG GROUP PLC

MARKET VALUE	$1,280,272	1,249,988	1,176,436	854,681	615,338

% OF NET ASSETS	10.2	10.0	9.4	6.8	4.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	90.2%
Energy Equipment & Services	9.0
Short Term Investments	7.8
Other Assets & Liabilities	(7.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR® S&P® International Financial Sector ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Financial Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the financial sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 27.98%, and the total return for the S&P Developed Ex-U.S. BMI Financials Sector Index (the “Index”) was 28.33%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, transaction costs, cash and receivables drag, compounding, and security misweights between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of the Index.

The Index posted positive returns for the fourth quarter of 2012, benefiting from three factors: (1) the moves to greater financial unity in the eurozone, which mitigated downside risks in Europe, (2) a change in Japanese leadership, which lifted hopes for more inflation-oriented policy choices in Tokyo, and, (3) Chinese economic growth, which seemed to be pulling out of mid-year 2012 doldrums. Financial stocks buoyed equity averages around the world in October 2012, staving off the headwinds of a weaker growth outlook for 2013. This positive momentum carried over to the first quarter of 2013. The positive returns posted for the first quarter resulted from investor relief that fiscal constraints in the United States would not overwhelm consumer demand and from mounting confidence that the European Central Bank had more than enough ammunition to keep regional financial conditions stable. As for the financials, despite their decline during February and March, strength in Asian banking names helped them hold enough value to retain a respectable return for the full first quarter of 2013 and to outperformed most sectors in this period. The second quarter of 2013 was the worst performing quarter of the Reporting Period. Unfortunately, while a modest healing in economic indicators and a fresh cut in euro interest rates contributed to stabilization in European investor sentiment during the latter months of the second quarter, investor sentiment in the Pacific region cooled because of the volatility of Japanese government bonds and increasing worries over the deceleration of Chinese growth. Also, during this quarter, the unrelenting combination of currency struggles and a foggy growth outlook ultimately took a grim toll on equity investments outside the United States.

International financial stocks, as measured by the S&P International Financial Index, bounced back during third quarter of 2013 and delivered the best quarter of the Reporting Period. The turn-around began to take shape early in the quarter in the wake of firm US jobs data for June. That report boosted the US dollar index to its best levels in three years, and also hindered unhedged positions in non-US assets. However, investors quickly realized that continued US economic health would produce global benefits, and that a strong US dollar would boost the purchasing power of US consumers. Solid second-quarter growth figures in the UK and building confidence measures in France and Germany soon reinforced that perception, leading the British pound and the euro on a rally that carried through the rest of the third quarter. Outperformance throughout the third quarter was concentrated in the more cyclical sectors like the financial sector. Specifically, financial stocks exposed to Greece through the country’s restructuring benefited greatly from stable regional liquidity during this period.

On an individual security level, the top contributors to the Fund’s performance were HSBC Holdings PLC, Mitsubishi Estate Co., Ltd.; and UBS AG. The top detractors to the Fund’s performance were Banco Internacional do Funchal SA, Sun Hung Kai Properties, Ltd., and Banca Popolare dell’Etruria e del Lazio.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Financial Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Financial Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
	NET ASSET	MARKET	FINANCIALS SECTOR	NET ASSET	MARKET	FINANCIALS SECTOR
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	27.98%	28.00%	28.33%	27.98%	28.00%	28.33%

THREE YEARS	23.85%	24.01%	26.84%	7.39%	7.44%	8.25%

FIVE YEARS	19.70%	16.86%	20.71%	3.66%	3.16%	3.84%

SINCE INCEPTION (1)	5.28%	5.24%	8.16%	0.99%	0.98%	1.52%

(1)	For the period July 16, 2008 to September 30, 2013.

SPDR S&P International Financial Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Financial	Financials Sector
	Sector ETF	Index
	10000	10000
7/16/2008	10608	10703
8/31/2008	9988	10146
9/30/2008	8797	8960
10/1/2008	6409	6466
11/2/2008	5791	5875
12/3/2008	6129	6097
1/9/2009	5292	5311
2/9/2009	4443	4446
3/9/2009	5057	4998
4/30/2009	6233	6126
5/31/2009	7169	7066
6/30/2009	7121	7030
7/9/2009	7981	7909
8/31/2009	8728	8581
9/30/2009	9004	8939
10/31/2009	8675	8620
11/30/2009	8747	8675
12/31/2009	8671	8599
1/31/2010	8137	8089
2/28/2010	8175	8102
3/31/2010	8725	8684
4/30/2010	8581	8551
5/31/2010	7480	7440
6/30/2010	7318	7306
7/31/2010	8293	8291
8/31/2010	7827	7855
9/30/2010	8499	8528
10/31/2010	8742	8749
11/30/2010	8070	8107
12/31/2010	8725	8808
1/31/2011	9156	9204
2/28/2011	9534	9566
3/31/2011	9197	9270
4/30/2011	9678	9770
5/31/2011	9272	9381
6/30/2011	9073	9208
7/31/2011	8716	8896
8/31/2011	7856	8012
9/30/2011	6970	7112
10/31/2011	7687	7807
11/30/2011	7042	7185
12/31/2011	6982	7108
1/31/2012	7601	7747
2/29/2012	8138	8262
3/31/2012	8069	8215
4/30/2012	7844	7981
5/31/2012	6810	6967
6/30/2012	7450	7615
7/31/2012	7543	7707
8/31/2012	7836	8019
9/30/2012	8226	8428
10/31/2012	8428	8641
11/30/2012	8656	8864
12/31/2012	9059	9270
1/31/2013	9659	9881
2/28/2013	9531	9800
3/31/2013	9469	9771
4/30/2013	10194	10499
5/31/2013	9799	10043
6/30/2013	9382	9610
7/31/2013	10018	10234
8/31/2013	9801	10047
9/30/2013	10528	10816

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Financial Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

	HSBC	COMMONWEALTH	ROYAL BANK	WESTPAC BANKING	MITSUBISHI ESTATE
DESCRIPTION	HOLDINGS PLC	BANK OF AUSTRALIA	OF CANADA	CORP.	CO., LTD.

MARKET VALUE	$310,075	167,661	157,953	156,142	147,567

% OF NET ASSETS	4.8	2.6	2.4	2.4	2.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	51.1%
Insurance	19.6
Capital Markets	9.2
Real Estate Management & Development	9.2
Diversified Financial Services	4.4
Real Estate Investment Trusts	3.9
Consumer Finance	1.2
Short Term Investments	5.3
Other Assets & Liabilities	(3.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR® S&P® International Health Care Sector ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Health Care Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the health care sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 21.14%, and the total return for the S&P Developed Ex-U.S. BMI Health Care Sector Index (the “Index”) was 22.71%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses and cumulative security misweights contributed to the difference between the Fund’s performance and that of the Index.

International health care stocks performed well during the Reporting Period. The sector posted positive returns each quarter, reflecting overall optimism in the markets as a result of improved macroeconomic data and growth prospects and despite occasional negative events like sovereign debt issues or political turmoil. Sector performance also benefited from the implementation of the Patient Protection and Affordable Care Act in the United States (also known as Obamacare), which proceeded after the 2012 presidential election. The ongoing need for health care products and services for the world’s aging population, combined with new therapies especially in areas like immuno-oncology, also helped spur positive returns. Overall, much of the positive performance in the sector was due to good results from companies involved in biotechnology where innovative, cutting edge new drugs are being developed.

On an individual security level, the top contributors to the Fund’s performance were Roche Holding AG, Novartis AG, and Bayer AG. The top detractors to the Fund’s performance were Kyowa Hakko Kirin Co., Ltd; Fresenius Medical Care AG &Co., KGaA, and Teva Pharmaceutical Industries, Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Health Care Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Health Care Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI HEALTH	NET ASSET	MARKET	EX-U.S. BMI HEALTH
	VALUE	VALUE	CARE SECTOR INDEX	VALUE	VALUE	CARE SECTOR INDEX

ONE YEAR	21.14%	20.90%	22.71%	21.14%	20.90%	22.71%

THREE YEARS	51.83%	52.09%	55.54%	14.94%	15.00%	15.86%

FIVE YEARS	64.95%	61.78%	75.09%	10.53%	10.10%	11.86%

SINCE INCEPTION (1)	50.15%	50.22%	59.03%	8.11%	8.12%	9.32%

(1)	For the period July 16, 2008 to September 30, 2013.

SPDR S&P International Health Care Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Developed
	International Health	Ex-U.S. BMI
	Care Sector	Health Care
	ETF	Sector Index
	10000	10000
7/16/2008	10163	10204
8/31/2008	10042	10044
9/30/2008	9103	9082
10/1/2008	8048	8070
11/2/2008	7602	7615
12/3/2008	8235	8237
1/9/2009	7708	7708
2/9/2009	6852	6852
3/9/2009	7028	7099
4/30/2009	7216	7282
5/31/2009	7897	7978
6/30/2009	7972	8094
7/9/2009	8604	8741
8/31/2009	8948	9086
9/30/2009	9356	9532
10/31/2009	9267	9475
11/30/2009	9605	9798
12/31/2009	9741	9945
1/31/2010	9557	9766
2/28/2010	9557	9783
3/31/2010	9781	9998
4/30/2010	9462	9685
5/31/2010	8606	8835
6/30/2010	8909	9100
7/31/2010	9151	9301
8/31/2010	9268	9512
9/30/2010	9891	10223
10/31/2010	10075	10418
11/30/2010	9652	9966
12/31/2010	10222	10581
1/31/2011	10269	10633
2/28/2011	10569	10941
3/31/2011	10529	10902
4/30/2011	11311	11717
5/31/2011	11607	12029
6/30/2011	11347	11774
7/31/2011	11508	11969
8/31/2011	10777	11193
9/30/2011	10157	10573
10/31/2011	10563	11028
11/30/2011	10332	10758
12/31/2011	10679	11126
1/31/2012	10804	11258
2/29/2012	11153	11633
3/31/2012	11294	11787
4/30/2012	11471	11957
5/31/2012	10635	11082
6/30/2012	11384	11880
7/31/2012	11788	12293
8/31/2012	11944	12468
9/30/2012	12395	12960
10/31/2012	12341	12919
11/30/2012	12446	13025
12/31/2012	12573	13157
1/31/2013	13389	14055
2/28/2013	13539	14254
3/31/2013	14106	14877
4/30/2013	14767	15592
5/31/2013	14352	15160
6/30/2013	14156	14892
7/31/2013	14591	15407
8/31/2013	14404	15190
9/30/2013	15015	15903

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Health Care Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

DESCRIPTION	NOVARTIS AG	ROCHE HOLDING AG	SANOFI	GLAXOSMITHKLINE PLC	BAYER AG

MARKET VALUE	$6,934,321	6,491,503	4,327,040	4,154,717	3,365,381

% OF NET ASSETS	11.5	10.7	7.2	6.9	5.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Pharmaceuticals	74.9%
Health Care Equipment & Supplies	9.8
Health Care Providers & Services	6.9
Biotechnology	6.7
Chemicals	0.4
Life Sciences Tools & Services	0.3
Health Care Technology	0.1
Short Term Investments	0.7
Other Assets & Liabilities	0.2

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR® S&P® International Industrial Sector ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Industrial Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the industrial sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 27.19%, and the total return for the S&P Developed Ex-U.S. BMI Industrial Sector Index (the “Index”) was 28.03%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses and cumulative security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Industrials sector performed well during the Reporting Period, posting positive returns in three of the four quarters. Sector performance was driven by an overall recovery in global economies and by some degree of resolution around sovereign debt issues and the political turmoil in Egypt and Syria. European industrial production and merchandise trade volume indicated that the region may be finally emerging from the 2008-2009 recession. The economies of emerging markets also showed signs of rebound, especially in China. Finally, relatively high oil prices helped drive the positive performance of those industrial companies, which focused on greater investment in energy infrastructure, alternative energy sources, production and efficiency.

The top contributors to the Fund’s performance for the Reporting Period were Siemens AG, European Aeronautic Defence & Space Co. NV, and Schneider Electric SA. The top detractors to the Fund’s performance were Samsung Engineering Co., Ltd.; Noble Group, Ltd. and Aggreko PLC.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Industrial Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Industrial Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI INDUSTRIAL	NET ASSET	MARKET	EX-U.S. BMI INDUSTRIAL
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

ONE YEAR	27.19%	28.56%	28.03%	27.19%	28.56%	28.03%

THREE YEARS	27.90%	28.61%	32.47%	8.55%	8.75%	9.82%

FIVE YEARS	55.16%	54.32%	60.24%	9.18%	9.07%	9.89%

SINCE INCEPTION (1)	24.89%	25.82%	28.65%	4.36%	4.51%	4.96%

(1)	For the period July 16, 2008 to September 30, 2013.

SPDR S&P International Industrial Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Industrial	Industrial Sector
	Sector ETF	Index
	10000	10000
7/16/2008	10237	10271
8/31/2008	9847	9763
9/30/2008	8051	8028
10/1/2008	6121	5996
11/2/2008	6008	5836
12/3/2008	6505	6396
1/9/2009	5857	5783
2/9/2009	5276	5155
3/9/2009	5622	5534
4/30/2009	6534	6469
5/31/2009	7261	7186
6/30/2009	7228	7141
7/9/2009	7830	7756
8/31/2009	8331	8215
9/30/2009	8723	8600
10/31/2009	8517	8374
11/30/2009	8708	8507
12/31/2009	8907	8739
1/31/2010	8746	8567
2/28/2010	8708	8565
3/31/2010	9410	9269
4/30/2010	9451	9351
5/31/2010	8458	8338
6/30/2010	8391	8286
7/31/2010	9079	8983
8/31/2010	8687	8614
9/30/2010	9764	9710
10/31/2010	10080	10055
11/30/2010	9916	9844
12/31/2010	10802	10802
1/31/2011	11027	11063
2/28/2011	11214	11181
3/31/2011	11329	11374
4/30/2011	11823	11942
5/31/2011	11425	11526
6/30/2011	11290	11444
7/31/2011	11034	11215
8/31/2011	9888	10063
9/30/2011	8727	8856
10/31/2011	9605	9725
11/30/2011	9135	9258
12/31/2011	9113	9202
1/31/2012	9804	9968
2/29/2012	10299	10533
3/31/2012	10180	10436
4/30/2012	10007	10221
5/31/2012	8933	9109
6/30/2012	9258	9478
7/31/2012	9426	9578
8/31/2012	9558	9740
9/30/2012	9820	10048
10/31/2012	9907	10102
11/30/2012	10166	10352
12/31/2012	10583	10807
1/31/2013	11033	11228
2/28/2013	11150	11352
3/31/2013	11214	11430
4/30/2013	11526	11725
5/31/2013	11414	11650
6/30/2013	10963	11222
7/31/2013	11577	11852
8/31/2013	11451	11758
9/30/2013	12489	12865

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Industrial Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

				ROLLS-ROYCE	CANADIAN NATIONAL
DESCRIPTION	SIEMENS AG	ABB, LTD.	SCHNEIDER ELECTRIC SA	HOLDINGS PLC	RAILWAY CO.

MARKET VALUE	$563,238	341,625	269,250	266,694	258,818

% OF NET ASSETS	4.1	2.5	2.0	1.9	1.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Machinery	20.2%
Industrial Conglomerates	11.6
Trading Companies & Distributors	9.1
Road & Rail	9.1
Electrical Equipment	8.7
Construction & Engineering	7.3
Aerospace & Defense	6.3
Commercial Services & Supplies	6.2
Professional Services	5.0
Building Products	4.6
Air Freight & Logistics	3.0
Transportation Infrastructure	2.9
Marine	2.7
Airlines	1.7
Food Products	0.3
Oil, Gas & Consumable Fuels	0.2
Real Estate Investment Trusts	0.0 ***
Short Term Investments	2.6
Other Assets & Liabilities	(1.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR® S&P® International Materials Sector ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Materials Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the materials sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 0.43%, and the total return for the S&P Developed Ex-U.S. BMI Materials Sector Index (the “Index”) was 0.10%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, transaction costs, cash and receivables drag, compounding, and security misweights between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of the Index.

The Index posted positive returns for the fourth quarter of 2012, benefiting from three factors: (1) the moves to greater financial unity in the eurozone, which mitigated downside risks in Europe, (2) a change in Japanese leadership, which lifted hopes for more inflation-oriented policy choices in Tokyo, and (3) Chinese economic growth, which seemed to be pulling out of mid-year 2012 doldrums. Sector performance across developed markets produced some winners and losers during the fourth quarter of 2012. Materials was one of the better sectors during the last quarter of 2012 responding to signs that global growth prospects might be improving into 2013. However, the first half of 2013 was a difficult one for the materials sector. It was one of the worst-performing sectors during that period. Sector performance suffered from sluggish global growth indicators, attendant declines in commodity prices, and prospects for moderation in Chinese expansion. Then, international materials stocks, as measured by the S&P International Materials Index, bounced back during the third quarter of 2013, which turned out to be, for the sector, the best quarter of the Reporting Period. The sector’s best-performing stocks during this quarter were concentrated in the more cyclical sectors, such as materials. The turn-around began to take shape early in the quarter in the wake of firm US jobs data for June. As investors were lightening up on defensive names, they shifted the proceeds into more economically sensitive groups, including the materials sector. The materials group enjoyed solid outperformance in September. Shares of building materials firm CRH, a large constituent of the Index climbed to three-year highs in conjunction with the maintenance of asset purchases by the US Federal Reserve.

On an individual security level, the top contributors to the Fund’s performance were Nippon Steel Corp., Sumitomo Metal Mining Co., Ltd., BASF SE, and Taiheiyo Cement Corp. The top detractors to the Fund’s performance were Newcrest Mining, Ltd., Goldcorp, Inc., and Barrick Gold Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Materials Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Materials Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI MATERIALS	NET ASSET	MARKET	EX-U.S. BMI MATERIALS
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

ONE YEAR	0.43%	0.56%	0.10%	0.43%	0.56%	0.10%

THREE YEARS	−6.64%	−7.12%	−4.95%	−2.26%	−2.43%	−1.68%

FIVE YEARS	17.39%	14.81%	27.26%	3.26%	2.80%	4.94%

SINCE INCEPTION (1)	−19.50%	−19.78%	−11.95%	−4.08%	−4.14%	−2.41%

(1)	For the period July 16, 2008 to September 30, 2013.

SPDR S&P International Materials Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Material	Materials Sector
	Sector ETF	Index
	10000	10000
7/16/2008	9968	9987
8/31/2008	9185	9147
9/30/2008	6856	6920
10/1/2008	4931	4926
11/2/2008	4711	4686
12/3/2008	5116	5124
1/9/2009	4662	4709
2/9/2009	4375	4415
3/9/2009	4839	4945
4/30/2009	5455	5618
5/31/2009	6478	6667
6/30/2009	6254	6428
7/9/2009	6978	7193
8/31/2009	7105	7355
9/30/2009	7465	7760
10/31/2009	7406	7699
11/30/2009	8090	8425
12/31/2009	8325	8686
1/31/2010	7639	7968
2/28/2010	7778	8138
3/31/2010	8528	8934
4/30/2010	8340	8839
5/31/2010	7399	7851
6/30/2010	7174	7686
7/31/2010	7815	8343
8/31/2010	7651	8232
9/30/2010	8624	9264
10/31/2010	9089	9778
11/30/2010	9036	9757
12/31/2010	10085	10883
1/31/2011	9796	10575
2/28/2011	10288	11049
3/31/2011	10277	11168
4/30/2011	10782	11768
5/31/2011	10287	11244
6/30/2011	10228	11106
7/31/2011	10063	11005
8/31/2011	9167	10067
9/30/2011	7578	8260
10/31/2011	8594	9349
11/30/2011	8186	8888
12/31/2011	7781	8445
1/31/2012	8625	9400
2/29/2012	8940	9755
3/31/2012	8537	9261
4/30/2012	8392	9079
5/31/2012	7158	7767
6/30/2012	7443	8053
7/31/2012	7389	8037
8/31/2012	7497	8198
9/30/2012	8016	8797
10/31/2012	8100	8821
11/30/2012	8085	8800
12/31/2012	8504	9213
1/31/2013	8627	9331
2/28/2013	8316	9037
3/31/2013	7936	8676
4/30/2013	7795	8486
5/31/2013	7769	8422
6/30/2013	7072	7682
7/31/2013	7386	8084
8/31/2013	7551	8257
9/30/2013	8050	8805

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Materials Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

DESCRIPTION	BHP BILLITON, LTD.	BASF SE	RIO TINTO PLC	BHP BILLITON PLC	GLENCORE XSTRATA PLC

MARKET VALUE	$661,155	532,751	397,167	390,607	336,502

% OF NET ASSETS	7.1	5.7	4.3	4.2	3.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Metals & Mining	49.7%
Chemicals	39.3
Construction Materials	6.6
Paper & Forest Products	2.9
Containers & Packaging	0.9
Short Term Investments	6.2
Other Assets & Liabilities	(5.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR® S&P® International Technology Sector ETF —
Management’s Discussion of Fund Performance

The SPDR® S&P International Technology Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the technology sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 25.54%, and the total return for the S&P Developed Ex-U.S. BMI Information Technology Sector Index (the “Index”) was 25.45%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, optimization, cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

Overall, it was a good year for the technology sector, which posted positive returns for three of the four quarters during the period. Sector performance was driven by an overall optimism in global macroeconomic data and growth prospects. Although semiconductors were a key driver among information technology during the Reporting Period, industry sales were not able to continue the pace of growth seen in the previous year. Despite the lag compared to the prior year, the industry benefited from the news late in the Reporting Period that several leading producers of mobile DRAM (dynamic random-access memory) were adding capacity and capability. This increase was driven in part by the complexity of the mobile DRAM devices compared to the ones manufactured for personal computers. Additionally, mobile DRAM devices are averaging a bit larger, driving the need for more silicon for the same number of mobile units.

On an individual security level, the top contributors to the Fund’s performance were ASML Holding NV, Samsung Electronics Co., Ltd. GDR; and LM Ericsson Telefon AB. The top detractors to the Fund’s performance were Nintendo Co., Ltd.; DeNa Co., Ltd.; and Mellanox Technologies, Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Technology Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Technology Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
			INFORMATION			INFORMATION
	NET ASSET	MARKET	TECHNOLOGY	NET ASSET	MARKET	TECHNOLOGY
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

ONE YEAR	25.54%	25.18%	25.45%	25.54%	25.18%	25.45%

THREE YEARS	27.02%	26.79%	29.65%	8.30%	8.23%	9.04%

FIVE YEARS	44.64%	41.89%	48.14%	7.66%	7.25%	8.18%

SINCE INCEPTION (1)	15.99%	15.47%	18.81%	2.89%	2.80%	3.37%

(1)	For the period July 16, 2008 to September 30, 2013.

SPDR S&P International Technology Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Technology	Information Technology
	Sector ETF	Sector Index
	10000	10000
7/16/2008	10238	10224
8/31/2008	9838	9824
9/30/2008	8019	8021
10/1/2008	6327	6322
11/2/2008	5895	5880
12/3/2008	6275	6274
1/9/2009	5996	5988
2/9/2009	5349	5310
3/9/2009	6000	5937
4/30/2009	6919	6870
5/31/2009	7454	7445
6/30/2009	7544	7508
7/9/2009	8281	8183
8/31/2009	8572	8532
9/30/2009	8967	8933
10/31/2009	8474	8482
11/30/2009	8434	8425
12/31/2009	8933	8882
1/31/2010	9006	8956
2/28/2010	8867	8866
3/31/2010	9763	9739
4/30/2010	9954	9961
5/31/2010	8713	8736
6/30/2010	8406	8470
7/31/2010	8951	8975
8/31/2010	8244	8297
9/30/2010	9133	9163
10/31/2010	9351	9393
11/30/2010	9310	9349
12/31/2010	10327	10303
1/31/2011	10583	10585
2/28/2011	10761	10729
3/31/2011	10382	10412
4/30/2011	10653	10732
5/31/2011	10308	10365
6/30/2011	9996	10025
7/31/2011	9715	9871
8/31/2011	8881	9045
9/30/2011	8244	8379
10/31/2011	9147	9289
11/30/2011	8874	8930
12/31/2011	8621	8721
1/31/2012	9053	9202
2/29/2012	9723	9865
3/31/2012	10029	10138
4/30/2012	9837	10025
5/31/2012	8531	8705
6/30/2012	8825	9012
7/31/2012	8903	9146
8/31/2012	8897	9110
9/30/2012	9240	9470
10/31/2012	9278	9455
11/30/2012	9756	9913
12/31/2012	10159	10344
1/31/2013	10370	10530
2/28/2013	10541	10726
3/31/2013	10540	10778
4/30/2013	11001	11197
5/31/2013	10933	11194
6/30/2013	10406	10655
7/31/2013	10588	10851
8/31/2013	10659	10965
9/30/2013	11599	11881

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Technology Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

	SAMSUNG ELECTRONICS			TELEFONAKTIEBOLAGET
DESCRIPTION	CO., LTD. GDR	SAP AG	ASML HOLDING NV	LM ERICSSON (CLASS B)	CANON, INC.

MARKET VALUE	$1,965,678	797,764	510,091	490,203	423,383

% OF NET ASSETS	16.4	6.6	4.2	4.1	3.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Semiconductors & Semiconductor Equipment	30.4%
Electronic Equipment, Instruments & Components	23.0
Software	15.3
IT Services	9.7
Communications Equipment	8.4
Office Electronics	5.4
Internet Software & Services	4.8
Computers & Peripherals	2.9
Short Term Investments	1.4
Other Assets & Liabilities	(1.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR® S&P® International Telecommunications Sector ETF —
Management’s Discussion of Fund Performance

The SPDR® S&P International Telecommunications Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the telecommunications sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 22.68%, and the total return for the S&P Developed Ex-U.S. BMI Telecommunication Services Sector Index (the “Index”) was 25.06%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Optimization, Fund expenses, cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

Even with its often generous dividend payouts, the telecommunications sector began the fiscal year as a conspicuous laggard, consistently underperforming and facing greater concerns about unwelcome competitive pressures. However, the sector rebounded in the second quarter of the fiscal year with some decent gains. Stocks of several Japanese carriers posted big gains in March. Shares of Britain’s Vodafone also had a strong March based on indications that the company might be close to monetizing its stake in Verizon Wireless. Vodafone held its value well in the fiscal year’s third quarter as investors continued to recognize the value of its stake in Verizon Wireless and held hopes for beneficial consolidation trends in Europe. This strength continued and made telecomm a true standout of the fiscal year. Non-US telecommunications firms were key catalysts on the merger and acquisition front. Investors had taken a favorable view of Japanese provider SoftBank in connection with its acquisition of a controlling stake in US wireless giant Sprint. Near the end of the fiscal year, Vodafone announced that Verizon Communications had agreed to purchase Vodafone’s stake in Verizon Wireless.

On an individual security level, the top contributors to the Fund’s performance were Vodafone Group PLC, SoftBank Corp., and BT Group PLC. The top detractors to the Fund’s performance were Telecom Italia Rsp, Telecom Italia SpA, and Koninklijke (Royal) KPN NV.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Telecommunications Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Telecommunications Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
	NET ASSET	MARKET	TELECOMMUNICATION	NET ASSET	MARKET	TELECOMMUNICATION
	VALUE	VALUE	SERVICES SECTOR INDEX	VALUE	VALUE	SERVICES SECTOR INDEX

ONE YEAR	22.68%	22.18%	25.06%	22.68%	22.18%	25.06%

THREE YEARS	29.37%	29.24%	34.47%	8.96%	8.93%	10.37%

FIVE YEARS	51.98%	48.70%	60.60%	8.73%	8.26%	9.94%

SINCE INCEPTION (1)	28.49%	28.10%	35.80%	4.93%	4.87%	6.05%

(1)	For the period July 16, 2008 to September 30, 2013.

SPDR S&P International Telecommunications Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Telecommunications	Telecommunication Services
	Sector ETF	Sector Index
	10000	10000
7/16/2008	9771	9788
8/31/2008	9437	9466
9/30/2008	8455	8456
10/1/2008	7129	7133
11/2/2008	7423	7451
12/3/2008	8061	8094
1/9/2009	7185	7195
2/9/2009	6770	6795
3/9/2009	6831	6871
4/30/2009	6951	7014
5/31/2009	7642	7711
6/30/2009	7796	7882
7/9/2009	8460	8553
8/31/2009	8779	8884
9/30/2009	9189	9302
10/31/2009	9111	9230
11/30/2009	9454	9572
12/31/2009	9349	9484
1/31/2010	8873	8978
2/28/2010	8783	8887
3/31/2010	9074	9181
4/30/2010	8842	8943
5/31/2010	8109	8189
6/30/2010	8303	8415
7/31/2010	9263	9400
8/31/2010	9328	9464
9/30/2010	9932	10096
10/31/2010	10525	10702
11/30/2010	9724	9900
12/31/2010	10115	10313
1/31/2011	10537	10762
2/28/2011	10851	11067
3/31/2011	10921	11156
4/30/2011	11409	11667
5/31/2011	11099	11395
6/30/2011	11016	11309
7/31/2011	11046	11356
8/31/2011	10356	10637
9/30/2011	9767	10003
10/31/2011	10518	10788
11/30/2011	10177	10441
12/31/2011	9990	10250
1/31/2012	9814	10070
2/29/2012	10038	10314
3/31/2012	9992	10268
4/30/2012	9756	10015
5/31/2012	9035	9292
6/30/2012	9909	10229
7/31/2012	9972	10298
8/31/2012	10319	10670
9/30/2012	10473	10859
10/31/2012	10046	10433
11/30/2012	10102	10523
12/31/2012	10102	10540
1/31/2013	10629	11109
2/28/2013	10157	10629
3/31/2013	10687	11199
4/30/2013	11477	12064
5/31/2013	11026	11611
6/30/2013	11020	11626
7/31/2013	11678	12333
8/31/2013	11701	12356
9/30/2013	12849	13580

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Telecommunications Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

DESCRIPTION	VODAFONE GROUP PLC	SOFTBANK CORP.	TELEFONICA SA	DEUTSCHE TELEKOM AG	BT GROUP PLC

MARKET VALUE	$6,852,652	2,704,582	2,653,612	1,894,880	1,888,090

% OF NET ASSETS	20.4	8.0	7.9	5.6	5.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Diversified Telecommunication Services	57.9%
Wireless Telecommunication Services	41.6
Short Term Investments	4.8
Other Assets & Liabilities	(4.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR® S&P® International Utilities Sector ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Utilities Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the utilities sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2013 (the “Reporting Period”), the total return for the Fund was 12.79%, and the total return for the S&P Developed Ex-U.S. BMI Utilities Sector Index (the “Index”) was 13.32%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and misweights between the Fund’s holdings and the Index constituents due to optimization contributed to the difference between the Fund’s performance and that of the Index.

While the Fund posted a positive return for the Reporting Period, that growth was quite volatile from month to month. A variety of factors contributed to the overall performance of the utilities sector, and consequently, to the Fund. Utility stocks once held strong appeal because of their high dividend payouts and sturdy performance. Rising optimism about the pace of economic growth prompted ETF investors to move into sectors more closely tied to growth, like technology and industrials, in the first three quarters of the Reporting Period. In the last quarter of the period, the Fund had its strongest performance. European utility stocks, which had been on a downward trend for a few years, seemed to turn a corner. Their performance contributed to much of this growth. This Fund can be considered somewhat as a proxy for European utilities, since the majority of the Fund’s assets are invested in utility companies of Europe.

On an individual security level, the top contributors to the Fund’s performance were The Tokyo Electric Power Co., Inc., Iberdrola SA, and National Grid PLC. The top detractors to the Fund’s performance were Atlantic Power Corp., RWE AG, and E.ON AG.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Utilities Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Utilities Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI UTILITIES	NET ASSET	MARKET	EX-U.S. BMI UTILITIES
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

ONE YEAR	12.79%	12.76%	13.32%	12.79%	12.76%	13.32%

THREE YEARS	−1.42%	−1.22%	1.05%	−0.48%	−0.41%	0.35%

FIVE YEARS	−12.57%	−14.56%	−8.85%	−2.65%	−3.10%	−1.84%

SINCE INCEPTION (1)	−24.71%	−24.49%	−22.01%	−5.30%	−5.25%	−4.66%

(1)	For the period July 16, 2008 to September 30, 2013.

SPDR S&P International Utilities Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Utililies	Utilities Sector
	Sector ETF	Index
	10000	10000
7/16/2008	10214	10188
8/31/2008	9762	9715
9/30/2008	8613	8555
10/1/2008	7312	7257
11/2/2008	7146	7086
12/3/2008	7771	7738
1/9/2009	7027	7001
2/9/2009	6253	6216
3/9/2009	6173	6149
4/30/2009	6630	6572
5/31/2009	7249	7231
6/30/2009	7148	7128
7/9/2009	7405	7403
8/31/2009	7891	7890
9/30/2009	8186	8201
10/31/2009	7747	7781
11/30/2009	8060	8091
12/31/2009	8190	8217
1/31/2010	7739	7803
2/28/2010	7635	7701
3/31/2010	7851	7929
4/30/2010	7569	7652
5/31/2010	6868	6927
6/30/2010	6832	6895
7/31/2010	7416	7487
8/31/2010	7339	7409
9/30/2010	7637	7720
10/31/2010	8049	8138
11/30/2010	7384	7479
12/31/2010	7834	7944
1/31/2011	8142	8241
2/28/2011	8344	8433
3/31/2011	7896	7990
4/30/2011	8303	8398
5/31/2011	7813	7936
6/30/2011	7873	7991
7/31/2011	7569	7691
8/31/2011	7076	7186
9/30/2011	6762	6850
10/31/2011	6933	7038
11/30/2011	6750	6857
12/31/2011	6507	6630
1/31/2012	6582	6698
2/29/2012	6826	6949
3/31/2012	6808	6943
4/30/2012	6590	6730
5/31/2012	5987	6115
6/30/2012	6496	6649
7/31/2012	6140	6314
8/31/2012	6423	6613
9/30/2012	6676	6882
10/31/2012	6672	6881
11/30/2012	6582	6790
12/31/2012	6766	6993
1/31/2013	6795	7023
2/28/2013	6585	6807
3/31/2013	6695	6929
4/30/2013	7311	7556
5/31/2013	7105	7349
6/30/2013	6890	7135
7/31/2013	7182	7454
8/31/2013	6958	7211
9/30/2013	7529	7799

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Utilities Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2013

DESCRIPTION	NATIONAL GRID PLC	GDF SUEZ	E.ON AG	CENTRICA PLC	IBERDROLA SA

MARKET VALUE	$3,114,940	2,848,181	2,611,477	2,197,391	1,960,167

% OF NET ASSETS	7.8	7.1	6.6	5.5	4.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Electric Utilities	41.5%
Multi-Utilities	36.6
Gas Utilities	13.4
Independent Power Producers & Energy Traders	4.4
Water Utilities	3.6
Short Term Investments	4.3
Other Assets & Liabilities	(3.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.4%
BELGIUM — 1.8%
Anheuser-Busch InBev NV	19,853	$1,977,391

FRANCE — 12.6%
Air Liquide SA	8,344	1,162,806
AXA SA	54,484	1,263,008
BNP Paribas	28,243	1,911,558
LVMH Moet Hennessy Louis Vuitton SA	7,132	1,405,657
Sanofi	32,164	3,264,105
Schneider Electric SA	14,825	1,254,443
Total SA (a)	60,006	3,484,239

		13,745,816

GERMANY — 14.5%
Allianz SE	12,074	1,899,170
BASF SE	24,532	2,354,430
Bayer AG	22,072	2,604,147
Daimler AG	26,233	2,046,105
Deutsche Bank AG	27,212	1,250,198
Deutsche Telekom AG	81,156	1,177,117
SAP AG	25,307	1,872,821
Siemens AG	22,203	2,676,708

		15,880,696

ITALY — 1.5%
ENI SpA (a)	71,420	1,638,688

NETHERLANDS — 2.5%
ING Groep NV (b)	103,076	1,165,206
Unilever NV	41,988	1,634,350

		2,799,556

SPAIN — 5.3%
Banco Bilbao Vizcaya Argentaria SA	152,788	1,708,346
Banco Santander SA	296,059	2,415,784
Telefonica SA (b)	106,225	1,655,041

		5,779,171

SWEDEN — 1.0%
Telefonaktiebolaget LM Ericsson (Class B)	81,228	1,081,253

SWITZERLAND — 23.0%
ABB, Ltd. (b)	61,998	1,466,560
Cie Financiere Richemont SA	13,933	1,395,997
Credit Suisse Group AG (b)	39,958	1,220,503
Glencore Xstrata PLC (b)	265,478	1,447,523
Nestle SA	86,073	6,020,589
Novartis AG	72,231	5,551,622
Roche Holding AG	18,751	5,057,638
UBS AG (b)	95,652	1,956,939
Zurich Insurance Group AG (b)	3,971	1,022,777

		25,140,148

UNITED KINGDOM — 37.2%
AstraZeneca PLC	33,348	1,736,490
Barclays PLC	328,456	1,412,198
BG Group PLC	90,387	1,727,929
BHP Billiton PLC	57,017	1,680,466
BP PLC	501,232	3,515,449
British American Tobacco PLC	51,258	2,719,730
Diageo PLC	66,763	2,124,478
GlaxoSmithKline PLC	130,408	3,289,169
HSBC Holdings PLC	497,106	5,388,757
Lloyds Banking Group PLC (b)	1,143,483	1,362,522
National Grid PLC	100,572	1,189,738
Reckitt Benckiser Group PLC	17,509	1,281,603
Rio Tinto PLC	33,481	1,639,043
Royal Dutch Shell PLC (Class A)	101,372	3,345,479
Standard Chartered PLC	52,556	1,260,466
Tesco PLC	214,203	1,245,300
Unilever PLC	34,256	1,353,569
Vodafone Group PLC	1,280,151	4,477,843

		40,750,229

TOTAL COMMON STOCKS —
(Cost $106,250,832)		108,792,948

RIGHTS — 0.1%
SPAIN — 0.1%
Banco Bilbao Vizcaya Argentaria SA (expiring 10/14/13) (b)	152,788	20,889
Barclays PLC (expiring 10/2/13) (b)	73,564	96,197

TOTAL RIGHTS —
(Cost $20,483)		117,086

SHORT TERM INVESTMENTS — 2.8%
UNITED STATES — 2.8%
MONEY MARKET FUNDS — 2.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,491,832	2,491,832
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	501,528	501,528

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,993,360)		2,993,360

TOTAL INVESTMENTS — 102.3%
(Cost $109,264,675)		111,903,394
OTHER ASSETS & LIABILITIES — (2.3)%		(2,484,024)

NET ASSETS — 100.0%		$109,419,370

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BELGIUM — 3.1%
Anheuser-Busch InBev NV	1,012,298	$100,826,521

FRANCE — 35.4%
Air Liquide SA (a)	425,531	59,301,295
AXA SA	2,778,277	64,403,986
BNP Paribas	1,440,164	97,473,952
Carrefour SA	845,417	29,039,133
Compagnie de Saint-Gobain	623,650	30,902,098
Danone	795,523	59,916,506
Essilor International SA	293,245	31,557,629
France Telecom SA	2,633,703	33,045,041
GDF Suez	2,077,582	52,224,790
L’Oreal SA	324,443	55,754,219
LVMH Moet Hennessy Louis Vuitton SA	363,708	71,683,772
Sanofi	1,640,166	166,449,286
Schneider Electric SA	755,946	63,965,661
Societe Generale	1,086,811	54,182,915
Total SA (a)	3,059,805	177,667,112
Unibail-Rodamco SE	132,312	32,847,717
Vinci SA	717,231	41,718,725
Vivendi SA	1,731,203	39,850,269

		1,161,984,106

GERMANY — 32.2%
Allianz SE	615,660	96,839,756
BASF SE	1,250,947	120,058,183
Bayer AG	1,125,506	132,791,922
Bayerische Motoren Werke AG	437,530	47,067,125
Daimler AG	1,337,734	104,339,714
Deutsche Bank AG	1,387,569	63,748,952
Deutsche Post AG	1,283,073	42,604,506
Deutsche Telekom AG	4,137,845	60,016,825
E.ON AG	2,723,414	48,478,150
Muenchener Rueckversicherungs- Gesellschaft AG	219,094	42,840,512
RWE AG	666,063	22,666,643
SAP AG	1,290,432	95,497,240
Siemens AG	1,132,156	136,488,350
Volkswagen AG Preference Shares	195,778	46,178,869

		1,059,616,747

IRELAND — 0.7%
CRH PLC	987,372	23,596,911

ITALY — 7.3%
Assicurazioni Generali SpA	1,818,435	36,307,507
Enel SpA	8,673,677	33,250,878
ENI SpA (a)	3,641,909	83,561,343
Intesa Sanpaolo SpA	19,013,228	39,249,337
UniCredit SpA	7,355,660	46,917,358

		239,286,423

LUXEMBOURG — 0.0% (b)
APERAM	1	15

NETHERLANDS — 8.7%
ASML Holding NV (a)	522,198	51,601,780
European Aeronautic Defence and Space Co. NV	790,078	50,367,616
ING Groep NV (c)	5,256,090	59,416,614
Koninklijke Philips NV	1,327,316	42,815,892
Unilever NV	2,141,016	83,337,392

		287,539,294

SPAIN — 12.4%
Banco Bilbao Vizcaya Argentaria SA	7,789,418	87,094,690
Banco Santander SA	15,094,397	123,167,360
Iberdrola SA	6,853,624	39,846,489
Industria de Diseno Textil SA	288,531	44,485,946
Repsol YPF SA	1,099,498	27,273,762
Telefonica SA (c)	5,416,629	84,393,896

		406,262,143

TOTAL COMMON STOCKS —
(Cost $2,852,715,302)		3,279,112,160

RIGHTS — 0.0% (b)
SPAIN — 0.0% (b)
Banco Bilbao Vizcaya Argentaria SA (expiring 10/14/13) (a)(c) (Cost $1,044,255)	7,789,418	1,064,959

SHORT TERM INVESTMENTS — 3.8%
UNITED STATES — 3.8%
MONEY MARKET FUNDS — 3.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	115,479,471	115,479,471
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	7,923,052	7,923,052

TOTAL SHORT TERM INVESTMENTS —
(Cost $123,402,523)		123,402,523

TOTAL INVESTMENTS — 103.6%
(Cost $2,977,162,080)		3,403,579,642
OTHER ASSETS & LIABILITIES — (3.6)%		(118,316,908)

NET ASSETS — 100.0%		$3,285,262,734

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 98.2%
CHINA — 29.0%
Agricultural Bank of China, Ltd. (a)	3,436,000	$1,581,726
Air China, Ltd. (a)	1,285,414	870,186
Aluminum Corp. of China, Ltd. (a)(b)	1,294,304	480,661
Angang Steel Co., Ltd. (a)(b)	501,244	297,315
Anhui Conch Cement Co., Ltd. (a)	877,250	2,816,648
Baidu, Inc. ADR (b)	56,839	8,820,276
Bank of China, Ltd.	12,520,466	5,715,228
Bank of Communications Co., Ltd. (a)	2,177,630	1,600,548
Brilliance China Automotive Holdings, Ltd. (a)(b)	302,000	453,283
BYD Co., Ltd. (a)(b)	113,800	507,725
China Citic Bank Corp., Ltd.	2,077,341	1,076,821
China Coal Energy Co., Ltd (a)	807,000	482,838
China Communications Construction Co., Ltd. (Class H)	859,000	677,882
China Construction Bank Corp.	14,376,148	11,066,917
China COSCO Holdings Co., Ltd. (a)(b)	1,194,230	591,329
China Fangda Group Co., Ltd.	101,300	39,317
China Life Insurance Co., Ltd.	1,733,708	4,493,470
China Longyuan Power Group Corp.	595,000	618,389
China Merchants Bank Co., Ltd. (a)	1,304,760	2,372,245
China Merchants Property Development Co., Ltd.	374,584	1,148,605
China Minsheng Banking Corp., Ltd. (Class H) (a)	905,500	1,082,376
China National Building Material Co., Ltd. (a)	518,000	497,618
China Oilfield Services, Ltd.	346,557	868,722
China Pacific Insurance Group Co., Ltd.	200,400	718,377
China Petroleum & Chemical Corp.	6,153,726	4,816,556
China Railway Construction Corp. (Class H) (a)	298,500	315,623
China Railway Group, Ltd.	859,000	469,644
China Shenhua Energy Co., Ltd.	976,540	2,971,747
China Shipping Container Lines Co., Ltd. (a)(b)	4,603,339	1,204,977
China Shipping Development Co., Ltd. (a)(b)	767,215	404,623
China Telecom Corp., Ltd.	4,629,320	2,304,169
Ctrip.com International, Ltd. ADR (b)	63,064	3,684,830
Dongfeng Motor Group Co., Ltd.	570,468	866,536
Great Wall Motor Co., Ltd. (Class H) (a)	88,500	479,865
Guangzhou Automobile Group Co., Ltd. (a)	1,060,032	1,149,542
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	724,176	1,131,766
Hengan International Group Co., Ltd.	64,500	754,357
Huaneng Power International, Inc.	1,588,472	1,585,369
Huangshan Tourism Development Co., Ltd.	26,800	32,991
Industrial & Commercial Bank of China	11,144,138	7,774,161
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	510,010	1,023,080
Jiangsu Expressway Co., Ltd. (a)	1,522,299	1,796,101
Jiangsu Future Land Co., Ltd.	164,103	103,549
Jiangxi Copper Co., Ltd. (Class H) (a)	690,578	1,357,086
Konka Group Co., Ltd.	235,300	79,797
Lao Feng Xiang Co., Ltd.	75,000	182,550
Livzon Pharmaceutical, Inc. Class B	12,100	56,450
Luthai Textile Co., Ltd.	66,000	74,211
Maanshan Iron & Steel (a)(b)	1,304,971	319,716
Mindray Medical International, Ltd. ADR (a)	14,539	565,422
NetEase, Inc. ADR	43,752	3,176,833
New Oriental Education & Technology Group, Inc. ADR	17,662	439,784
PetroChina Co., Ltd.	5,029,208	5,551,152
PICC Property & Casualty Co., Ltd.	644,211	873,884
Ping An Insurance Group Co. of China, Ltd. (a)	402,864	2,994,798
Semiconductor Manufacturing International Corp. (a)(b)	9,763,837	654,687
SGSB Group Co., Ltd. (b)	106,600	51,914
Shandong Luoxin Pharmacy Stock Co., Ltd.	40,000	44,203
Shandong Weigao Group Medical Polymer Co., Ltd. (a)	104,000	102,053
Shanghai Electric Group Co., Ltd. (a)	2,230,418	793,789
Shanghai Highly Group Co., Ltd.	142,300	79,688
Shenzhou International Group Holdings, Ltd.	26,000	84,318
Sina Corp. (a)(b)	17,824	1,446,774
Sinopec Shanghai Petrochemical Co., Ltd. (a)(b)	1,583,252	590,008
Sinopharm Group Co.	61,200	153,569
Sohu.com, Inc. (a)(b)	5,025	396,121
Tencent Holdings, Ltd.	159,894	8,387,314
Tingyi Cayman Islands Holding Corp. (a)	770,383	2,041,401
Tong Ren Tang Technologies Co., Ltd.	18,000	58,026
Want Want China Holdings, Ltd.	1,345,000	2,043,042
Yanzhou Coal Mining Co., Ltd. (a)	878,882	877,165
Youku Tudou, Inc. ADR (a)(b)	1,702	46,635
Zhaojin Mining Industry Co., Ltd. (a)	62,500	55,608
Zijin Mining Group Co., Ltd. (Class H) (a)	1,938,685	464,975

		115,790,961

HONG KONG — 10.0%
Agile Property Holdings, Ltd.	1,488,088	1,638,688
Beijing Enterprises Holdings, Ltd.	96,000	693,217
Belle International Holdings, Ltd.	524,000	760,816
C.banner International Holdings, Ltd.	224,000	81,453
Cecep Costin New Materials Group, Ltd.	12,000	5,524
Changshouhua Food Co., Ltd.	97,000	95,935
China Everbright International, Ltd. (a)	139,000	122,776
China Haidian Holdings, Ltd.	560,000	57,046
China Leason CBM & Shale Gas Group Co., Ltd. (b)	1,180,000	50,212
China Mengniu Dairy Co., Ltd.	383,390	1,717,930

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

China Merchants Holdings International Co., Ltd.	471,573	$1,714,778
China Mobile, Ltd.	1,009,636	11,280,886
China Overseas Land & Investment, Ltd. (a)	1,183,084	3,485,873
China Resources Enterprise, Ltd.	478,746	1,521,710
China Resources Land, Ltd. (a)	397,355	1,129,788
China Resources Power Holdings Co., Ltd.	390,000	927,332
China Unicom (Hong Kong), Ltd. (a)	1,088,172	1,697,824
China Yurun Food Group, Ltd. (b)	234,659	150,990
Citic Pacific, Ltd. (a)	256,000	332,084
CNOOC, Ltd.	3,119,249	6,346,976
COSCO Pacific, Ltd.	612,370	936,501
Evergrande Real Estate Group, Ltd. (a)(b)	200,000	83,557
Geely Automobile Holdings, Ltd. (a)	100,000	51,450
GOME Electrical Appliances Holding, Ltd. (a)	854,000	109,019
Huabao International Holdings, Ltd. (a)	164,000	68,940
Kingboard Chemical Holdings, Ltd.	151,200	388,765
Kunlun Energy Co., Ltd.	506,000	707,277
Lenovo Group, Ltd. (a)	2,421,703	2,532,512
Lijun International Pharmaceutical Holding, Ltd.	204,000	68,393
Magic Holdings International, Ltd.	271,000	211,065
NVC Lighting Holdings, Ltd.	139,000	34,592
Prince Frog International Holdings, Ltd. (a)	107,000	74,781
Sino Biopharmaceutical	220,000	148,933
Sino-Ocean Land Holdings, Ltd. (a)	1,025,088	602,748
Skyworth Digital Holdings, Ltd.	154,664	73,791
Sunac China Holdings, Ltd.	143,000	92,750
Sunny Optical Technology Group Co., Ltd. (a)	45,000	46,943
TCL Multimedia Technology Holdings, Ltd.	56,000	26,645
Tonly Electronics Holdings, Ltd. (b)	4,800	3,095
Yingde Gases	64,000	62,555

		40,136,150

INDIA — 14.0%
Anant Raj, Ltd.	82,734	54,381
Apollo Hospitals Enterprise, Ltd.	137,039	2,034,954
Axis Bank, Ltd.	2,368	38,121
Bharat Heavy Electricals, Ltd.	275,836	605,381
Bharti Airtel, Ltd.	458,109	2,331,706
Cipla, Ltd.	224,045	1,547,791
DLF, Ltd.	90,166	184,422
Dr Reddy’s Laboratories, Ltd.	10,262	390,310
GAIL India, Ltd.	67,450	353,168
Godrej Industries, Ltd.	26,369	112,965
Gujarat Mineral Development Corp., Ltd.	62,126	89,212
HDFC Bank, Ltd.	372,129	3,525,135
Hero Motocorp, Ltd.	17,703	568,162
Hindalco Industries, Ltd.	155,055	277,145
Hindustan Unilever, Ltd.	282,012	2,826,427
Hindustan Zinc, Ltd.	474,962	1,013,197
Housing Development & Infrastructure, Ltd. (b)	14,980	8,662
Housing Development Finance Corp., Ltd.	211,289	2,579,309
ICICI Bank, Ltd.	199	2,809
ICICI Bank, Ltd. ADR	68,366	2,083,796
Idea Cellular, Ltd.	623,657	1,676,069
India Infoline, Ltd.	155,297	117,456
Indiabulls Housing Finance, Ltd.	155,648	454,600
Indiabulls Real Estate, Ltd.	24,709	21,313
Indian Hotels Co., Ltd.	732,023	560,666
Indian Oil Corp., Ltd.	103,016	342,015
Infosys Technologies, Ltd. ADR	109,211	5,254,141
ITC, Ltd. GDR	419,652	2,281,228
IVRCL Infrastructures & Projects, Ltd. (b)	58,768	10,748
Jaiprakash Associates, Ltd.	29,589	16,495
Jindal Steel & Power, Ltd.	74,640	280,772
JSW Steel, Ltd.	20,446	238,295
Lanco Infratech, Ltd. (b)	275,764	23,566
Larsen & Toubro, Ltd. GDR (a)	43,514	556,544
Mahindra & Mahindra, Ltd.	135,763	1,794,379
NTPC, Ltd.	198,883	468,418
Oil & Natural Gas Corp., Ltd.	413,726	1,770,090
Reliance Capital, Ltd.	46,882	236,076
Reliance Communications, Ltd.	276,927	649,576
Reliance Industries, Ltd. GDR (c)	188,897	4,966,102
Reliance Infrastructure, Ltd.	91,505	541,532
Sesa Goa, Ltd.	219,344	633,279
Siemens India, Ltd.	94,394	720,111
State Bank of India	25,287	652,280
Steel Authority of India, Ltd.	288,359	230,070
Sun Pharmaceutical Industries, Ltd.	151,770	1,438,306
Suzlon Energy, Ltd. (b)	187,547	19,622
Tata Consultancy Services, Ltd.	113,233	3,486,791
Tata Motors, Ltd.	403,698	2,144,071
Tata Steel, Ltd.	48,106	208,660
Unitech, Ltd. (b)	183,849	46,105
United Spirits, Ltd.	15,129	612,168
Wipro, Ltd. ADR (a)	159,196	1,633,351
Zee Entertainment Enterprises, Ltd.	314,646	1,148,417

		55,860,365

INDONESIA — 4.7%
Ace Hardware Indonesia Tbk PT	2,751,500	166,326
Adaro Energy Tbk PT	3,626,000	281,813
Agis Tbk PT (b)	1,456,000	55,323
Agung Podomoro Land Tbk PT	838,500	20,275
AKR Corporindo Tbk PT	153,500	53,022
Alam Sutera Realty Tbk PT	734,000	38,031
Astra International Tbk PT	3,961,700	2,206,646
Bank Central Asia Tbk PT	2,564,296	2,214,418
Bank Mandiri Tbk PT	1,673,905	1,149,183
Bank Rakyat Indonesia Persero Tbk PT	4,681,796	2,931,176
Bekasi Fajar Industrial Estate Tbk PT (b)	1,323,000	54,268
Bumi Resources Tbk PT (b)	4,540,964	178,423
BW Plantation Tbk PT	440,500	30,432
Charoen Pokphand Indonesia Tbk PT	432,500	126,986
Ciputra Property Tbk PT	513,000	35,883

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Ciputra Surya Tbk PT	523,000	$97,103
Citra Marga Nusaphala Persada Tbk PT (b)	354,500	97,962
Garda Tujuh Buana Tbk PT (b)	127,500	12,332
Garuda Indonesia Tbk PT (b)	4,036,500	174,288
Global Mediacom Tbk PT	410,000	68,333
Gudang Garam Tbk PT	117,000	353,627
Indocement Tunggal Prakarsa Tbk PT	399,925	621,645
Indomobil Sukses Internasional Tbk PT	88,500	42,798
Indosat Tbk PT	885,248	317,252
Intiland Development Tbk PT	1,456,000	40,235
Kalbe Farma Tbk PT	1,165,000	118,713
Kawasan Industri Jababeka Tbk PT	7,398,644	159,729
Lippo Cikarang Tbk PT (b)	377,000	169,292
Lippo Karawaci Tbk PT	1,914,000	180,161
Matahari Putra Prima Tbk PT	527,000	93,294
Mayora Indah Tbk PT	72,000	196,788
Media Nusantara Citra Tbk PT	534,000	124,508
Metropolitan Land Tbk PT	2,409,500	83,230
Mitra Adiperkasa Tbk PT	94,000	50,328
MNC Investama Tbk PT	3,215,000	97,172
MNC Sky Vision Tbk PT (b)	279,500	43,204
Modernland Realty Tbk PT (b)	3,297,000	202,148
Multistrada Arah Sarana Tbk PT	1,058,000	32,434
Pakuwon Jati Tbk PT	2,633,000	64,802
Pembangunan Perumahan Persero PT Tbk	694,000	67,123
Perusahaan Gas Negara Persero Tbk PT	3,872,640	1,739,009
Ramayana Lestari Sentosa Tbk PT	744,500	77,793
Selamat Sempurna Tbk PT	688,500	178,368
Semen Gresik Persero Tbk PT	640,000	718,480
Summarecon Agung Tbk PT	997,000	80,070
Surya Citra Media Tbk PT	157,527	34,689
Surya Semesta Internusa Tbk PT	1,586,000	98,611
Telekomunikasi Indonesia Persero Tbk PT	9,995,470	1,812,650
Tiga Pilar Sejahtera Food Tbk	1,053,500	113,720
Tower Bersama Infrastructure Tbk PT (b)	378,500	191,211
United Tractors Tbk PT	327,545	461,052
Wijaya Karya Persero Tbk PT	572,500	94,922
XL Axiata Tbk PT	124,000	45,510

		18,696,791

MALAYSIA — 6.6%
Aeon Credit Service M Bhd	51,400	255,778
AirAsia Bhd	76,800	60,318
Alliance Financial Group Bhd	1,379,710	2,120,677
Axiata Group Bhd	555,300	1,172,101
Bursa Malaysia Bhd	479,334	1,088,226
Carlsberg Brewery Malay Bhd	505,503	1,985,102
CB Industrial Product Holding Bhd	36,200	30,542
CIMB Group Holdings Bhd	457,700	1,055,961
ECM Libra Financial Group Bhd (b)	1,249,731	368,075
Genting Bhd	756,700	2,414,383
Genting Malaysia Bhd	672,000	870,023
IJM Corp. Bhd	1,067,140	1,892,336
IOI Corp. Bhd	1,316,996	2,165,700
K&N Kenanga Holdings Bhd (b)	73	13
Landmarks Bhd (b)	1,341,700	481,604
Lingkaran Trans Kota Holdings Bhd	79,100	106,534
Malayan Banking Bhd	532,781	1,608,395
Malaysian Airline System Bhd (b)	10,642,430	1,093,792
Maxis Bhd	454,100	975,211
OSK Holdings Bhd	1,645,225	832,834
Padini Holdings Bhd	85,100	45,951
PPB Group Bhd	128,100	558,853
Public Bank Bhd	212,700	1,157,631
Sime Darby Bhd	411,900	1,200,506
TAN Chong Motor Holdings Bhd	532,700	1,024,706
Tenaga Nasional Bhd	406,950	1,127,399
Wah Seong Corp. Bhd	1,315,674	686,193

		26,378,844

PHILIPPINES — 2.3%
Ayala Land, Inc.	4,481,575	2,804,844
Cebu Air, Inc.	72,720	87,685
Cebu Holdings, Inc.	1,094,300	148,286
First Gen Corp.	5,141,370	1,972,000
First Philippine Holdings Corp.	1,010,124	1,737,673
GMA Holdings, Inc.	204,400	34,176
Megawide Construction Corp. (b)	1,088,650	311,543
Philippine Long Distance Telephone Co.	28,319	1,936,931
Philweb Corp.	105,100	26,794
Puregold Price Club, Inc.	77,600	74,321

		9,134,253

TAIWAN — 26.3%
Acer, Inc. (b)	850,456	591,094
Advanced Semiconductor Engineering, Inc.	2,477,636	2,388,224
Asia Cement Corp.	1,292,719	1,635,191
Asustek Computer, Inc.	189,138	1,506,477
AU Optronics Corp. ADR (a)(b)	219,034	799,474
Catcher Technology Co., Ltd.	240,539	1,273,188
Cathay Financial Holding Co., Ltd.	1,579,292	2,248,730
Chang Hwa Commercial Bank	3,384,073	1,974,338
China Development Financial Holding Corp.	4,121,272	1,184,794
China Steel Chemical Corp.	33,877	199,364
China Steel Corp.	2,650,476	2,326,237
Chinatrust Financial Holding Co., Ltd.	4,232,662	2,762,890
Chunghwa Picture Tubes, Ltd. (b)	1,761,368	101,273
Chunghwa Telecom Co., Ltd.	701,268	2,246,088
Coland Holdings, Ltd.	40,000	111,746
Compal Electronics, Inc.	1,785,431	1,304,336
Delta Electronics, Inc.	547,893	2,659,135
Epistar Corp. (b)	244,170	462,459
Everlight Electronics Co., Ltd.	217,996	398,877
Far Eastern New Century Corp.	1,831,370	2,019,233
First Financial Holding Co., Ltd	2,793,860	1,672,517
Formosa Chemicals & Fibre Corp.	940,691	2,500,704
Formosa Petrochemical Corp.	340,000	893,496
Formosa Plastics Corp.	1,413,137	3,646,713
Foxconn Technology Co., Ltd.	437,307	1,135,901
Fubon Financial Holding Co., Ltd.	2,069,998	2,863,426
Hon Hai Precision Industry Co., Ltd.	2,354,808	6,044,912
HTC Corp.	156,710	699,622

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Hua Nan Financial Holdings Co., Ltd.	2,583,864	$1,476,893
Innolux Corp. (b)	223,928	107,545
King Yuan Electronics Co., Ltd.	2,496,898	1,718,533
Largan Precision Co., Ltd.	43,710	1,470,946
Lite-On Technology Corp.	769,681	1,312,001
Macronix International Co., Ltd. (b)	1,841,374	448,402
MediaTek, Inc.	274,219	3,389,828
Mega Financial Holding Co., Ltd.	2,332,306	1,912,890
Motech Industries, Inc. (b)	141,507	242,649
Nan Ya Plastics Corp.	1,400,759	2,946,772
Novatek Microelectronics Corp.	209,062	866,172
Pegatron Corp. (b)	436,630	623,188
Powertech Technology, Inc.	479,518	901,721
ProMOS Technologies, Inc. (b)(d)	1,135,850	0
Quanta Computer, Inc.	1,060,194	2,298,456
Realtek Semiconductor Corp.	400,161	977,158
Shin Kong Financial Holding Co., Ltd.	2,918,261	986,999
Siliconware Precision Industries Co.	944,745	1,103,965
SinoPac Financial Holdings Co., Ltd.	3,403,495	1,565,513
Synnex Technology International Corp.	280,000	438,462
Tainan Enterprises Co., Ltd.	926,567	1,071,755
Taishin Financial Holdings Co., Ltd.	3,551,355	1,639,530
Taiwan Cement Corp.	1,599,216	2,314,961
Taiwan FU Hsing Industrial Co., Ltd.	1,882,000	2,036,865
Taiwan Mobile Co., Ltd.	355,200	1,261,406
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	779,355	13,217,861
Tatung Co., Ltd. (b)	968,107	253,429
Tripod Technology Corp.	495,361	965,022
Uni-President Enterprises Corp.	1,912,943	3,564,892
United Integrated Services Co., Ltd.	1,384,000	1,427,673
United Microelectronics Corp. ADR (a)	735,199	1,514,510
Via Technologies, Inc. (b)	219,490	185,587
Walsin Lihwa Corp. (b)	639,000	195,156
Wistron Corp.	920,500	891,951
Yageo Corp.	2,846,900	1,011,007
Yuanta Financial Holding Co., Ltd.	2,144,823	1,098,998

		105,089,135

THAILAND — 5.3%
Advanced Info Service PCL	520,523	4,243,394
Bangkok Expressway PCL (a)	1,928,842	2,127,399
BEC World PCL	40,800	74,022
Big C Supercenter PCL	6,700	42,839
Central Plaza Hotel PCL	63,500	77,649
CP ALL PCL	979,400	1,103,704
Electricity Generating PCL	485,446	1,924,402
IRPC PCL (a)	3,956,939	397,212
Jasmine International PCL	429,600	113,306
Kasikornbank PCL	237,654	1,340,982
PTT Exploration & Production PCL	550,653	2,878,253
PTT PCL	299,426	3,024,892
Siam Cement PCL NVDR	64,700	881,145
Siam Commercial Bank PCL	313,397	1,557,968
Siam Global House PCL	144,133	82,019
Thai Beverage PCL (a)	835,000	366,009
Thai Oil PCL	566,805	1,046,451

		21,281,646

TOTAL COMMON STOCKS —
(Cost $377,939,337)		392,368,145

CORPORATE BONDS & NOTES — 0.0% (e)
MALAYSIA — 0.0% (e)
K&N Kenanga Holdings Bhd (b)(f) (Cost $0)	278,810	0

SHORT TERM INVESTMENTS — 5.8%
UNITED STATES — 5.8%
MONEY MARKET FUNDS — 5.8%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	21,583,792	21,583,792
State Street Institutional Liquid Reserves Fund 0.06% (h)(i)	1,452,271	1,452,271

TOTAL SHORT TERM INVESTMENTS —
(Cost $23,036,063)		23,036,063

TOTAL INVESTMENTS — 104.0%
(Cost $400,975,400)		415,404,208
OTHER ASSETS & LIABILITIES — (4.0)%		(15,944,038)

NET ASSETS — 100.0%		$399,460,170

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.2% of net assets as of September 30, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (Note 2)
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited

See accompanying notes to financial statements.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 98.7%
CHINA — 13.1%
51job, Inc. ADR (a)	100	$7,182
Anhui Expressway Co., Ltd. (b)	8,000	4,333
AsiaInfo-Linkage, Inc. (a)	295	3,404
BYD Electronic International Co., Ltd. (a)(b)	6,500	2,908
China Galaxy Securities Co., Ltd. Class H (a)	25,000	16,570
China Huiyuan Juice Group, Ltd. (a)	5,500	3,574
China Lesso Group Holdings, Ltd.	9,000	5,559
China Minzhong Food Corp., Ltd. (a)	3,000	2,690
China National Accord Medicines Corp., Ltd.	800	3,603
China SCE Property Holdings, Ltd.	12,000	2,646
China Shanshui Cement Group, Ltd.	11,000	4,241
China Suntien Green Energy Corp., Ltd.	14,000	4,242
China Vanadium Titano — Magnetite Mining Co., Ltd. (a)	12,000	1,826
China Wireless Technologies, Ltd.	8,000	3,198
Dongyue Group	6,000	2,917
E-Commerce China Dangdang, Inc. ADR (a)	400	4,192
E-House China Holdings, Ltd.	488	4,475
First Tractor Co., Ltd. (b)	32,000	19,847
Giant Interactive Group, Inc. ADR	800	7,296
Hangzhou Steam Turbine Co.	3,100	4,245
Harbin Electric Co., Ltd.	4,000	2,465
Home Inns & Hotels Management, Inc. ADR (a)	97	3,220
Huangshan Tourism Development Co., Ltd.	2,800	3,447
Hunan Non-Ferrous Metal Corp., Ltd. (a)(b)	10,000	3,120
Jiangsu Future Land Co., Ltd.	8,400	5,300
Lonking Holdings, Ltd. (a)	14,000	2,925
MIE Holdings Corp.	10,000	2,141
Peak Sport Products Co., Ltd.	7,000	1,679
People’s Food Holdings, Ltd.	5,000	4,602
Ports Design, Ltd.	2,000	1,408
Renhe Commercial Holdings Co., Ltd. (a)(b)	58,000	3,328
Renren, Inc. ADR (a)	540	1,820
REXLot Holdings, Ltd.	50,000	3,933
Shanghai Chlor-Alkali Chemical Co., Ltd. (a)	6,800	3,142
Shanghai Dajiang Group, Class B (a)	9,600	3,331
Shanghai Diesel Engine Co., Ltd. Class B	3,520	2,693
Shanghai Haixin Group Co. (a)	5,800	2,999
Shenguan Holdings Group, Ltd.	8,000	3,425
Sinopec Engineering Group Co., Ltd. (a)	14,500	17,744
Sound Global, Ltd. (a)(b)	8,000	4,431
Spreadtrum Communications, Inc. ADR	700	21,322
TCL Communication Technology Holdings, Ltd.	4,000	2,579
Tong Ren Tang Technologies Co., Ltd. (b)	2,000	6,447
Trina Solar, Ltd. ADR (a)	1,700	26,282
WuXi PharmaTech Cayman, Inc. ADR (a)	344	9,426
Zhejiang Southeast Electric Power Co. (a)	15,300	13,005
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	29,800	18,060

		283,222

HONG KONG — 11.5%
361 Degrees International, Ltd. (b)	5,000	1,231
Ajisen China Holdings, Ltd.	4,000	4,013
Anxin-China Holdings, Ltd.	16,000	5,013
Asian Citrus Holdings, Ltd.	4,171	1,441
Beijing Capital Land, Ltd.	12,000	4,271
Boshiwa International Holding, Ltd. (a)(c)	32,000	0
CGN Mining Co., Ltd. (a)	15,000	1,257
Chailease Holding Co., Ltd.	400	939
China Dongxiang Group Co.	20,000	3,121
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	8,000	3,404
China Lilang, Ltd.	4,000	2,362
China Lumena New Materials Corp. (b)	26,000	5,062
China Medical System Holdings, Ltd.	8,500	7,267
China Metal Recycling Holdings, Ltd. (a)(b)(c)	3,988	0
China Modern Dairy Holdings, Ltd. (a)	19,000	7,423
China National Materials Co., Ltd. (b)	8,000	1,702
China Oil and Gas Group, Ltd.	20,000	2,837
China Precious Metal Resources Holdings Co., Ltd. (a)(b)	20,000	2,837
China Rongsheng Heavy Industries Group Holdings, Ltd. (a)(b)	20,500	2,405
China Shineway Pharmaceutical Group, Ltd. (b)	3,000	4,356
China Travel International Investment Hong Kong, Ltd.	24,000	4,704
China Yurun Food Group, Ltd. (a)	7,000	4,504
China ZhengTong Auto Services Holdings, Ltd. (a)	5,000	3,127
Citic Resources Holdings, Ltd. (a)	22,000	3,121
Comba Telecom Systems Holdings, Ltd. (a)(b)	6,000	1,988
Cosco International Holdings, Ltd.	8,000	3,301
Dah Chong Hong Holdings, Ltd. (b)	5,000	4,068
Digital China Holdings, Ltd.	4,000	4,900
Fufeng Group, Ltd.	7,200	2,683
Global Bio-Chem Technology Group Co., Ltd. (a)	14,000	993
Glorious Property Holdings, Ltd. (a)	18,000	2,576
GOME Electrical Appliances Holding, Ltd. (b)	56,000	7,149
Greatview Aseptic Packaging Co., Ltd.	7,000	3,999
Hanergy Solar Group, Ltd. (a)(b)	62,000	11,193
Hengdeli Holdings, Ltd. (b)	13,200	3,166
Hidili Industry International Development, Ltd. (a)(b)	9,000	1,532
Hua Han Bio-Pharmaceutical Holdings, Ltd. (b)	14,400	3,528
Ju Teng International Holdings, Ltd. (b)	6,000	3,520
Kaisa Group Holdings, Ltd. (a)(b)	14,000	3,899
Kingboard Laminates Holdings, Ltd.	6,500	2,682
Kingdee International Software Group Co., Ltd. (a)	10,000	2,876
Kingway Brewery Holdings, Ltd. (a)	8,000	3,590

See accompanying notes to financial statements.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

KWG Property Holding, Ltd.	9,000	$5,675
Li Ning Co., Ltd. (a)(b)	5,000	3,933
Minth Group, Ltd.	4,000	7,974
NetDragon Websoft, Inc.	2,000	5,416
North Mining Shares Co., Ltd. (a)	60,000	2,708
NVC Lighting Holdings, Ltd.	11,000	2,738
Pacific Online, Ltd.	5,000	2,211
Real Nutriceutical Group, Ltd.	5,000	1,277
Sany Heavy Equipment International Holdings Co., Ltd.	6,000	1,826
Shougang Concord International Enterprises Co., Ltd. (a)(b)	56,000	2,780
Shougang Fushan Resources Group, Ltd. (b)	24,000	8,077
Sinotrans Shipping, Ltd.	12,500	3,933
Sinotrans, Ltd.	16,000	4,209
Sinotruk Hong Kong, Ltd.	5,500	2,808
Skyworth Digital Holdings, Ltd.	10,176	4,855
Springland International Holdings, Ltd.	8,000	4,333
The United Laboratories International Holdings, Ltd. (a)(b)	6,500	2,347
Tianjin Port Development Holdings, Ltd.	24,000	3,621
Tianneng Power International, Ltd.	6,000	2,337
United Energy Group, Ltd. (a)(b)	24,000	3,868
Vinda International Holdings, Ltd.	3,000	4,240
VODone, Ltd. (a)	19,200	1,436
Wasion Group Holdings, Ltd.	6,000	3,636
West China Cement, Ltd. (b)	22,000	3,319
Winsway Coking Coal Holding, Ltd. (a)	14,000	1,119
Yingde Gases	8,000	7,819
Yip’s Chemical Holdings, Ltd.	4,241	3,686
Yuexiu Transport Infrastructure, Ltd.	6,000	3,288

		249,509

INDIA — 10.9%
Amtek Auto, Ltd.	1,276	1,223
Apollo Hospitals Enterprise, Ltd.	361	5,361
Arvind, Ltd.	1,703	2,118
Aurobindo Pharma, Ltd.	1,347	4,354
Bajaj Holdings and Investment, Ltd.	314	3,892
Bharat Forge, Ltd.	961	3,846
Bhushan Steel, Ltd.	656	5,036
Biocon, Ltd.	578	3,118
Coromandel International, Ltd.	3,288	12,292
Crompton Greaves, Ltd.	1,197	1,645
Dewan Housing Finance Corp., Ltd.	701	1,163
Dish TV India, Ltd. (a)	2,996	2,417
Era Infra Engineering, Ltd.	1,036	1,817
Fortis Healthcare, Ltd. (a)	1,548	2,415
Gateway Distriparks, Ltd.	517	860
GMR Infrastructure, Ltd.	8,571	2,971
Godrej Industries, Ltd.	563	2,412
Hexaware Technologies, Ltd.	1,194	2,452
Housing Development & Infrastructure, Ltd. (a)	2,154	1,245
IDFC, Ltd.	12,000	16,877
IFCI, Ltd. (a)	6,473	2,249
India Cements, Ltd.	1,920	1,559
India Infoline, Ltd.	1,856	1,404
Indiabulls Housing Finance, Ltd.	1,305	3,811
Indiabulls Real Estate, Ltd.	2,623	2,262
Indian Hotels Co., Ltd.	4,568	3,499
Jain Irrigation Systems, Ltd.	1,618	1,498
JSW Energy, Ltd.	3,677	2,578
JSW Steel, Ltd.	1,500	17,482
Jubilant Foodworks, Ltd. (a)	202	3,731
Mahindra & Mahindra Financial Services, Ltd.	1,845	7,593
Manappuram Finance, Ltd.	3,108	720
MAX India, Ltd.	786	2,409
McLeod Russel India, Ltd.	664	2,661
Motherson Sumi Systems, Ltd.	1,236	4,540
Mphasis, Ltd.	550	3,855
Pipavav Defence & Offshore Engineering Co., Ltd. (a)	1,446	1,205
Piramal Healthcare, Ltd.	495	4,687
PTC India, Ltd.	3,347	2,483
Punj Lloyd, Ltd. (a)	3,619	1,327
Rajesh Exports, Ltd.	1,459	2,304
REI Agro, Ltd.	5,759	731
Rolta India, Ltd.	9,624	8,539
Shriram Transport Finance Co., Ltd.	2,000	18,332
Sintex Industries, Ltd.	2,626	866
Strides Arcolab, Ltd.	143	1,966
Suzlon Energy, Ltd. (a)	7,233	757
Tata Chemicals, Ltd.	890	3,382
Tata Global Beverages, Ltd.	1,907	4,382
Tata Motors, Ltd. Class A	8,000	20,918
Thermax, Ltd.	421	3,941
Unitech, Ltd. (a)	8,920	2,237
United Phosphorus, Ltd.	1,963	4,542
Videocon Industries, Ltd. (a)	659	1,898
Voltas, Ltd.	1,775	2,095
Welspun Corp., Ltd.	1,967	939
Yes Bank, Ltd.	2,000	9,180

		236,076

INDONESIA — 5.2%
Ace Hardware Indonesia Tbk PT	45,000	2,720
AKR Corporindo Tbk PT	7,000	2,418
Alam Sutera Realty Tbk PT	75,000	3,886
Aneka Tambang Persero Tbk PT	20,500	2,514
Bakrieland Development Tbk PT (a)(d)	257,000	999
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	57,000	4,430
Bank Tabungan Negara Tbk PT	15,424	1,239
Bisi International PT	13,500	711
Borneo Lumbung Energi & Metal Tbk PT (a)	73,000	1,387
Bumi Resources Tbk PT (a)	91,000	3,576
Bumi Serpong Damai PT	43,000	5,347
Ciputra Development Tbk PT	65,500	5,543
Energi Mega Persada Tbk PT (a)	222,000	1,649
Gajah Tunggal Tbk PT	13,500	2,710
Garda Tujuh Buana Tbk PT (a)	5,500	532
Garuda Indonesia Tbk PT (a)	56,000	2,418
Global Mediacom Tbk PT	55,000	9,167
Harum Energy Tbk PT	4,500	1,049
Indah Kiat Pulp & Paper Corp. Tbk PT (a)	20,000	2,090
Indika Energy Tbk PT	15,500	990
Indomobil Sukses Internasional Tbk PT	5,000	2,418

See accompanying notes to financial statements.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Japfa Comfeed Indonesia Tbk PT	40,000	$4,801
Kawasan Industri Jababeka Tbk PT	133,012	2,872
Matahari Putra Prima Tbk PT	19,500	3,452
Mayora Indah Tbk PT	2,500	6,833
Medco Energi Internasional Tbk PT	12,500	2,834
Mitra Adiperkasa Tbk PT	6,000	3,212
MNC Investama Tbk PT	112,000	3,385
Pakuwon Jati Tbk PT	154,500	3,802
Pembangunan Perumahan Persero PT Tbk	36,000	3,482
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	22,500	2,468
Ramayana Lestari Sentosa Tbk PT	25,500	2,665
Sentul City Tbk PT (a)	109,500	1,938
Summarecon Agung Tbk PT	75,000	6,023
Surya Semesta Internusa Tbk PT	22,500	1,399
Timah Tbk PT	20,000	2,781
Trada Maritime Tbk PT (a)	27,000	3,637

		113,377

MALAYSIA — 8.0%
Aeon Co. M Bhd	900	4,252
Berjaya Corp. Bhd	17,000	3,051
Berjaya Sports Toto Bhd	8,280	10,441
Boustead Holdings Bhd	2,300	3,662
Bursa Malaysia Bhd	4,000	9,081
CapitaMalls Malaysia Trust	6,100	2,938
Carlsberg Brewery Malay Bhd	800	3,142
Dialog Group Bhd	10,900	8,494
DRB-Hicom Bhd	1,600	1,306
Eastern & Oriental Bhd	6,300	3,962
Guinness Anchor Bhd	2,500	13,177
Hartalega Holdings Bhd	5,600	12,851
IGB Corp. Bhd	8,600	6,860
KNM Group Bhd (a)	1,885	237
Kossan Rubber Industries	3,000	6,259
KPJ Healthcare Bhd	5,900	11,132
Magnum Bhd	8,500	8,527
Malaysian Bulk Carriers Bhd	7,900	4,460
Malaysian Resources Corp. Bhd	8,600	3,931
Media Prima Bhd	6,900	5,737
MPHB Capital Bhd (a)	50	23
Oriental Holdings Bhd	2,500	6,780
Parkson Holdings Bhd	3,600	4,241
Sunway Bhd	5,466	5,383
Sunway Real Estate Investment Trust	14,000	6,099
TAN Chong Motor Holdings Bhd	3,000	5,771
Top Glove Corp. Bhd	3,300	6,368
TSH Resources Bhd	4,000	2,970
United Plantations Bhd	400	3,264
UOA Development Bhd	5,100	3,474
Wah Seong Corp. Bhd	7,971	4,157

		172,030

PHILIPPINES — 3.5%
Belle Corp. (a)	30,000	3,376
Cebu Air, Inc.	2,190	2,641
Cosco Capital, Inc. (a)	48,700	10,928
D&L Industries, Inc.	122,100	18,340
First Philippine Holdings Corp.	2,550	4,387
GMA Holdings, Inc.	23,330	3,901
Lepanto Consolidated Mining (a)	96,000	992
Megaworld Corp.	96,000	7,188
Nickel Asia Corp.	8,375	2,977
Philippine National Bank (a)	2,140	4,296
Rizal Commercial Banking Corp.	4,900	5,120
Robinsons Land Corp.	7,000	3,312
Security Bank Corp.	1,150	3,463
Semirara Mining Corp.	1,050	5,788

		76,709

SINGAPORE — 1.0%
Asian Pay Television Trust	26,000	16,888
Yanlord Land Group, Ltd. (b)	4,000	3,905

		20,793

TAIWAN — 38.1%
Ability Enterprise Co., Ltd.	3,000	2,247
Accton Technology Corp.	6,000	3,267
Acer, Inc. (a)	14,000	9,730
Adlink Technology, Inc.	1,600	2,776
AGV Products Corp. (a)	8,000	2,587
Airtac International Group	1,070	7,527
Alpha Networks, Inc.	3,000	1,938
Altek Corp.	3,000	2,308
AmTRAN Technology Co., Ltd.	3,000	1,999
Apex Biotechnology Corp.	1,025	2,638
Asia Polymer	3,800	3,187
Asrock, Inc.	1,000	3,345
Aten International Co., Ltd.	1,000	2,391
Bank of Kaohsiung	10,180	3,261
Basso Industry Corp.	3,000	3,150
BES Engineering Corp.	13,000	3,887
Capital Securities Corp.	17,000	5,836
Career Technology Co., Ltd.	2,000	2,083
Cathay No. 1 REIT	7,000	4,737
Cathay Real Estate Development Co., Ltd.	10,000	6,917
Charoen Pokphand Enterprise	5,000	2,494
Cheng Loong Corp.	8,000	3,666
Cheng Uei Precision Industry Co., Ltd.	2,059	4,123
Chicony Electronics Co., Ltd.	2,484	6,192
Chien Kuo Construction Co., Ltd.	7,000	3,338
Chin-Poon Industrial Co.	4,000	7,333
China Bills Finance Corp.	7,000	2,711
China Chemical & Pharmaceutical Co., Ltd.	5,000	4,042
China Manmade Fibers Corp. (a)	9,000	3,866
China Motor Corp.	3,000	2,709
China Steel Chemical Corp.	1,000	5,885
China Synthetic Rubber Corp.	3,000	2,856
Chipbond Technology Corp.	3,000	6,179
Chong Hong Construction Co., Ltd.	2,040	6,900
Chroma ATE, Inc.	2,000	4,505
Chung Hung Steel Corp. (a)	11,000	3,259
Clevo Co.	3,241	6,314
CMC Magnetics Corp. (a)	19,000	3,335
Compal Communications, Inc.	2,000	2,942
Coretronic Corp.	4,000	3,382
CTCI Corp.	2,000	3,233
CyberTAN Technology, Inc.	3,000	3,485
D-Link Corp.	4,000	2,232
Dynapack International Technology Corp.	1,000	2,831

See accompanying notes to financial statements.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

E Ink Holdings, Inc. (a)	6,000	$3,572
Eclat Textile Co., Ltd.	20	176
Elan Microelectronics Corp.	3,000	5,114
Elite Material Co., Ltd.	5,000	4,219
Elite Semiconductor Memory Technology, Inc. (a)	3,000	4,023
Entie Commercial Bank	9,000	4,840
Epistar Corp. (a)	4,000	7,576
Eternal Chemical Co., Ltd.	4,000	3,382
Eva Airways Corp. (a)	5,000	2,841
Evergreen Marine Corp., Ltd. (a)	8,000	4,735
Everlight Chemical Industrial Corp.	4,620	4,047
Everlight Electronics Co., Ltd.	2,000	3,660
Excelsior Medical Co., Ltd.	1,100	2,269
Far Eastern Department Stores, Ltd.	5,150	5,417
Far Eastern International Bank	15,474	6,202
Faraday Technology Corp.	3,000	3,328
Farglory Land Development Co., Ltd.	2,000	3,720
Feng Hsin Iron & Steel Co., Ltd.	2,000	3,517
Feng TAY Enterprise Co., Ltd.	2,236	5,369
FLEXium Interconnect, Inc.	668	2,304
Formosa Taffeta Co., Ltd.	5,000	4,870
Formosan Rubber Group, Inc.	6,000	4,972
Formosan Union Chemical	3,700	1,746
FSP Technology, Inc.	3,000	2,882
G Tech Optoelectronics Corp.	1,000	1,999
GeoVision, Inc.	1,164	6,181
Gigabyte Technology Co., Ltd.	4,000	3,889
Gintech Energy Corp. (a)	2,000	1,982
Global Unichip Corp. (a)	1,000	2,946
Gloria Material Technology Corp.	3,509	2,629
Goldsun Development & Construction Co., Ltd.	10,000	3,957
Grand Ocean Retail Group, Ltd.	1,000	2,198
Grand Pacific Petrochemical	7,000	4,972
Great Wall Enterprise Co.	3,346	2,897
HannStar Display Corp. (a)	12,000	4,911
Hey Song Corp.	3,000	3,156
Highwealth Construction Corp.	1,370	3,021
Himax Technologies, Inc. ADR	1,000	10,000
Hiwin Technologies Corp.	1,030	6,898
Ho Tung Chemical Corp.	8,232	3,759
Hong TAI Electric Industrial	12,000	3,803
Huaku Development Co., Ltd.	2,080	6,092
Huang Hsiang Construction Co.	1,000	2,097
I-Sheng Electric Wire & Cable Co., Ltd.	3,000	4,302
Ibase Technology, Inc.	2,147	2,658
Jess-Link Products Co., Ltd.	1,000	866
Kenda Rubber Industrial Co., Ltd.	1,134	2,274
Kerry TJ Logistics Co., Ltd.	3,000	3,911
King Yuan Electronics Co., Ltd.	8,000	5,506
King’s Town Bank	6,000	5,104
Kinpo Electronics	18,000	6,940
Kinsus Interconnect Technology Corp.	2,000	7,035
LCY Chemical Corp.	3,149	3,983
Lien Hwa Industrial Corp.	5,000	3,205
Lingsen Precision Industries, Ltd.	5,000	2,663
Long Bon International Co., Ltd.	3,000	2,212
Lumax International Corp., Ltd.	1,391	3,288
Lung Yen Life Service Corp.	1,000	3,041
Macronix International Co., Ltd. (a)	20,519	4,997
Makalot Industrial Co., Ltd.	2,000	10,045
Masterlink Securities Corp.	10,000	3,237
Mercuries & Associates, Ltd.	2,376	1,760
Merida Industry Co., Ltd.	1,600	10,390
Micro-Star International Co., Ltd.	7,000	4,486
Microbio Co., Ltd.	3,394	3,868
MIN AIK Technology Co., Ltd.	1,000	3,974
Mirle Automation Corp.	2,240	1,803
Motech Industries, Inc. (a)	2,000	3,430
Nan Kang Rubber Tire Co., Ltd.	3,704	4,466
Nantex Industry Co., Ltd.	2,205	1,588
Neo Solar Power Corp. (a)	3,000	3,044
Nien Hsing Textile Co., Ltd.	4,155	4,040
Oriental Union Chemical Corp.	4,800	4,805
Pan-International Industrial Co., Ltd.	3,030	2,485
Phison Electronics Corp.	1,000	7,204
PixArt Imaging, Inc.	1,020	2,049
Portwell, Inc.	2,000	1,813
Powertech Technology, Inc.	3,000	5,641
President Securities Corp.	7,420	4,166
Prime Electronics Satellitics, Inc.	1,765	1,451
Prince Housing Development Corp.	6,050	3,438
Promate Electronic Co., Ltd.	3,000	2,963
Qisda Corp. (a)	11,000	2,567
Radiant Opto-Electronics Corp.	2,759	9,845
Realtek Semiconductor Corp.	3,100	7,570
RichTek Technology Corp.	1,000	4,786
Ritek Corp. (a)	19,000	3,309
Ruentex Industries, Ltd.	3,000	7,519
Sampo Corp.	7,000	2,304
Sanyang Industry Co., Ltd.	6,000	8,635
Senao International Co., Ltd.	1,000	3,179
Shihlin Paper Corp. (a)	2,000	3,013
Shin Zu Shing Co., Ltd.	1,000	2,205
Shinkong Synthetic Fibers Corp.	14,000	4,782
Sigurd Microelectronics Corp.	4,000	3,842
Silicon Integrated Systems Corp. (a)	5,000	1,615
Simplo Technology Co., Ltd.	1,729	8,392
Sinbon Electronics Co., Ltd.	6,000	7,052
Sinmag Bakery Machine Corp.	762	3,286
Sino-American Silicon Products, Inc. (a)	3,000	4,008
Sinon Corp.	7,000	3,587
Sinphar Pharmaceutical Co., Ltd.	2,000	3,653
Sintek Photronic Corp. (a)	5,000	1,750
Sinyi Realty Co.	1,271	2,205
Solar Applied Materials Technology Corp.	3,599	3,189
Solartech Energy Corp. (a)	2,000	1,414
Standard Foods Corp.	669	2,005
Systex Corp. (a)	3,000	4,941
Ta Chong Bank Co., Ltd. (a)	11,352	3,836
Taichung Commercial Bank	16,698	5,873
Tainan Enterprises Co., Ltd.	3,000	3,470
Tainan Spinning Co., Ltd.	8,120	4,998
Taisun Enterprise Co., Ltd. (a)	6,360	2,947
Taiwan Business Bank (a)	20,342	6,082
Taiwan Cogeneration Corp.	5,000	3,145
Taiwan Fire & Marine Insurance Co.	3,000	2,242

See accompanying notes to financial statements.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Taiwan Hon Chuan Enterprise Co., Ltd.	2,000	$4,343
Taiwan Land Development Corp. (a)	7,430	2,789
Taiwan Secom Co., Ltd.	2,000	4,789
Taiwan Surface Mounting Technology Co., Ltd.	1,293	1,909
Tatung Co., Ltd. (a)	13,000	3,403
Teco Electric & Machinery Co., Ltd.	11,000	11,645
Test-Rite International Co.	4,246	3,210
Thye Ming Industrial Co., Ltd.	3,075	3,432
Tong Hsing Electronic Industries, Ltd.	1,000	4,955
Tong Yang Industry Co., Ltd.	3,321	4,981
Topco Scientific Co., Ltd.	2,039	3,400
Transcend Information, Inc.	2,000	6,298
Tripod Technology Corp.	3,000	5,844
TSRC Corp.	3,700	6,607
TTY Biopharm Co., Ltd.	739	2,724
Tung Ho Steel Enterprise Corp.	5,000	4,422
TXC Corp.	3,000	4,008
U-Ming Marine Transport Corp.	2,000	3,632
Unimicron Technology Corp.	7,000	5,966
Unity Opto Technology Co., Ltd. (a)	3,000	2,577
Unizyx Holding Corp. (a)	5,000	2,461
UPC Technology Corp.	5,608	2,655
USI Corp.	4,200	2,983
Ve Wong Corp.	4,000	3,051
Via Technologies, Inc. (a)	2,000	1,691
Visual Photonics Epitaxy Co., Ltd.	1,008	1,067
Walsin Lihwa Corp. (a)	21,000	6,414
Wan Hai Lines, Ltd.	6,000	3,440
Waterland Financial Holdings Co., Ltd.	12,524	4,278
Wei Chuan Food Corp.	3,000	5,855
Weikeng Industrial Co., Ltd.	3,000	2,131
Win Semiconductors Corp.	3,000	2,826
Winbond Electronics Corp. (a)	20,000	5,411
Wintek Corp. (a)	8,000	3,301
Wistron NeWeb Corp.	2,161	4,656
WPG Holdings, Ltd.	11,000	12,947
Yageo Corp.	9,100	3,232
Yang Ming Marine Transport Corp. (a)	7,000	3,208
Yieh Phui Enterprise Co., Ltd. (a)	9,180	2,931
Yuen Foong Yu Paper Manufacturing Co., Ltd.	9,000	4,505
Yungtay Engineering Co., Ltd.	2,000	5,256
Zenitron Corp.	3,000	1,892
Zinwell Corp.	3,000	3,424

		823,717

THAILAND — 6.4%
Bangkok Chain Hospital PCL	20,873	4,437
Bangkok Expressway PCL	5,232	5,771
Bumrungrad Hospital PCL	2,886	7,566
Dynasty Ceramic PCL	2,266	4,039
Esso Thailand PCL, NVDR	10,400	2,161
IRPC PCL, NVDR	186,500	18,721
Jasmine International PCL, NVDR	24,200	6,383
Kiatnakin Bank PCL, NVDR	3,500	4,755
MBK PCL, NVDR	800	3,939
Precious Shipping PCL	5,974	3,552
Pruksa Real Estate PCL	8,551	5,331
Robinson Department Store PCL, NVDR	6,900	10,478
Siam Global House PCL, NVDR	7,117	4,050
Sri Trang Agro-Industry PCL	5,666	2,355
Thai Airways International PCL	4,638	2,951
Thai Stanley Electric PCL, NVDR	700	4,923
Thai Tap Water Supply PCL	27,504	8,793
Thai Union Frozen Products PCL, NVDR	7,000	11,413
Thai Vegetable Oil PCL	7,107	4,112
Thai Vegetable Oil PCL, NVDR	20,000	11,573
Thanachart Capital PCL	5	5
Thoresen Thai Agencies PCL (a)	9,557	5,255
Tisco Financial Group PCL	3,969	4,790

		137,353

UNITED STATES — 1.0%
WNS Holdings, Ltd. ADR (a)	1,000	21,220

TOTAL COMMON STOCKS —
(Cost $2,031,825)		2,134,006

WARRANTS — 0.0% (e)
MALAYSIA — 0.0% (e)
Malaysian Resources Corp. Bhd (expiring 09/16/18) (a)	2,867	229

THAILAND — 0.0% (e)
Bangkokland PCL, NVDR (expiring 07/02/18) (a)	24,444	273

TOTAL WARRANTS —
(Cost $366)		502

SHORT TERM INVESTMENTS — 3.8%
UNITED STATES — 3.8%
MONEY MARKET FUNDS — 3.8%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	81,345	81,345
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)	361	361

TOTAL SHORT TERM INVESTMENTS —
(Cost $81,706)		81,706

TOTAL INVESTMENTS — 102.5%
(Cost $2,113,897)		2,216,214
OTHER ASSETS & LIABILITIES — (2.5)%		(54,216)

NET ASSETS — 100.0%		$2,161,998

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (Note 2)
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

ADR = American Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Russia ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.4%
RUSSIA — 99.4%
CHEMICALS — 3.0%
Phosagro OAO GDR	9,366	$94,784
Uralkali OJSC GDR	32,640	848,640

		943,424

COMMERCIAL BANKS — 12.8%
Sberbank of Russia ADR	270,831	3,258,097
VTB Bank OJSC GDR	286,455	756,241

		4,014,338

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
Rostelecom OJSC ADR	38,758	732,526

ELECTRIC UTILITIES — 1.3%
Federal Hydrogenerating Co. JSC ADR	257,086	403,625

ENERGY EQUIPMENT & SERVICES — 1.6%
Eurasia Drilling Co., Ltd. GDR	8,543	340,866
TMK OAO GDR	11,330	146,610

		487,476

FOOD & STAPLES RETAILING — 5.5%
Magnit OJSC GDR	21,662	1,337,628
O’Key Group SA GDR	12,330	146,727
X5 Retail Group NV GDR (a)	14,766	244,525

		1,728,880

HOUSEHOLD DURABLES — 0.5%
PIK Group GDR (a)	84,404	166,191

INTERNET SOFTWARE & SERVICES — 3.6%
Mail.ru Group, Ltd. GDR	8,497	324,586
Yandex NV (a)(b)	21,739	791,734

		1,116,320

MEDIA — 0.3%
CTC Media, Inc.	10,177	106,960

METALS & MINING — 7.8%
Evraz PLC (a)	40,880	84,737
IRC, Ltd. (a)	184,000	21,591
Magnitogorsk Iron & Steel Works GDR	24,345	77,514
Mechel OAO, ADR (a)(b)	21,495	68,999
MMC Norilsk Nickel OJSC ADR	88,198	1,272,697
Novolipetsk Steel OJSC GDR	11,836	192,335
Polymetal International PLC	21,642	229,208
Polyus Gold International, Ltd.	83,100	257,706
Severstal GDR	28,486	245,264

		2,450,051

OIL, GAS & CONSUMABLE FUELS — 48.1%
Alliance Oil Co., Ltd. SDR (a)	16,818	126,545
Exillon Energy PLC (a)	24,188	81,474
Gazprom Neft JSC ADR (a)	11,309	248,232
Gazprom OAO ADR	612,974	5,400,301
Lukoil OAO ADR (c)	46,599	2,954,377
Lukoil OAO ADR (c)	15,760	1,001,706
NovaTek OAO GDR	10,663	1,409,649
Rosneft OAO GDR	148,435	1,202,323
Surgutneftegas OJSC ADR	119,189	1,023,238
Surgutneftegas OJSC ADR Preference Shares	63,047	449,525
Tatneft OAO ADR	28,990	1,134,958

		15,032,328

PHARMACEUTICALS — 0.7%
Pharmstandard GDR (a)	15,809	224,488

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.0%
AFI Development PLC, GDR (a)	86,872	53,774
Etalon Group, Ltd. GDR (a)	21,285	103,019
LSR Group OJSC GDR	38,667	164,142

		320,935

ROAD & RAIL — 0.7%
Globaltrans Investment PLC GDR	14,201	205,915

TRANSPORTATION INFRASTRUCTURE — 0.5%
Novorossiysk Commercial Sea Trade Port PJSC GDR	17,339	140,446

WIRELESS TELECOMMUNICATION SERVICES — 9.6%
MegaFon OAO GDR	10,400	366,600
Mobile Telesystems OJSC ADR (a)	68,611	1,527,281
Sistema JSFC GDR	24,684	641,537
VimpelCom, Ltd. ADR	38,598	453,527

		2,988,945

TOTAL COMMON STOCKS —
(Cost $41,652,935)		31,062,848

SHORT TERM INVESTMENT — 1.4%
UNITED STATES — 1.4%
MONEY MARKET FUND — 1.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e) (Cost $447,919)	447,919	447,919

TOTAL INVESTMENTS — 100.8% (f)
(Cost $42,100,854)		31,510,767
OTHER ASSETS & LIABILITIES — (0.8)%		(246,788)

NET ASSETS — 100.0%		$31,263,979

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company
SDR = Swedish Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.1%
AviChina Industry & Technology Co. (a)	1,900,000	$970,194

AIRLINES — 1.0%
Air China, Ltd. (a)	3,158,000	2,137,870
China Eastern Airlines Corp., Ltd. (a)(b)	3,172,000	1,038,907
China Southern Airlines Co., Ltd. (Class H)	15,644,000	5,829,824

		9,006,601

AUTO COMPONENTS — 0.3%
Minth Group, Ltd.	724,000	1,443,304
Xinyi Glass Holdings Co., Ltd. (a)	1,742,000	1,603,822

		3,047,126

AUTOMOBILES — 2.4%
Brilliance China Automotive Holdings, Ltd. (a)(b)	3,170,000	4,757,974
BYD Co., Ltd. (a)(b)	533,000	2,378,007
Dongfeng Motor Group Co., Ltd.	3,336,300	5,067,808
Geely Automobile Holdings, Ltd. (a)	3,545,000	1,823,891
Great Wall Motor Co., Ltd. (Class H) (a)	968,500	5,251,404
Guangzhou Automobile Group Co., Ltd. (a)	2,326,637	2,523,100

		21,802,184

BEVERAGES — 0.5%
Tibet 5100 Water Resources Holdings, Ltd.	2,813,000	1,073,671
Tsingtao Brewery Co., Ltd. (a)	486,000	3,697,414

		4,771,085

CAPITAL MARKETS — 0.4%
China Everbright, Ltd.	466,000	608,102
CITIC Securities Co., Ltd. (Class H) (a)	838,000	1,681,370
Haitong Securities Co., Ltd. (Class H)	1,008,000	1,505,147

		3,794,619

CHEMICALS — 0.6%
China Bluechemical, Ltd.	2,432,000	1,433,143
China Lumena New Materials Corp. (a)	4,064,000	791,299
Huabao International Holdings, Ltd. (a)	1,636,000	687,718
Sinopec Shanghai Petrochemical Co., Ltd. (a)(b)	3,788,000	1,411,619
Yingde Gases	1,339,000	1,308,759

		5,632,538

COMMERCIAL BANKS — 20.4%
Agricultural Bank of China, Ltd. (a)	23,778,000	10,945,947
Bank of China, Ltd.	68,927,700	31,463,487
Bank of Communications Co., Ltd. (a)	7,628,824	5,607,151
China Citic Bank Corp., Ltd.	8,400,471	4,354,512
China Construction Bank Corp.	80,729,623	62,146,554
China Merchants Bank Co., Ltd. (a)	4,810,735	8,746,622
China Minsheng Banking Corp., Ltd. (Class H) (a)	4,940,500	5,905,551
Chongqing Rural Commercial Bank Co., Ltd. (a)	1,500,000	723,390
Industrial & Commercial Bank of China	76,872,789	53,626,530

		183,519,744

COMMERCIAL SERVICES & SUPPLIES — 0.2%
China Everbright International, Ltd. (a)	1,950,000	1,722,404

COMMUNICATIONS EQUIPMENT — 0.8%
AAC Technologies Holdings, Inc. (a)	797,245	3,623,771
China All Access Holdings, Ltd. (a)	2,780,000	1,039,567
China Wireless Technologies, Ltd.	1,540,000	615,591
ZTE Corp. (a)(b)	849,198	1,756,399

		7,035,328

COMPUTERS & PERIPHERALS — 0.8%
Lenovo Group, Ltd. (a)	6,780,000	7,090,230
TPV Technology, Ltd.	1,792,000	367,405

		7,457,635

CONSTRUCTION & ENGINEERING — 1.7%
China Communications Construction Co., Ltd. (Class H)	5,370,394	4,238,063
China Railway Construction Corp. (Class H) (a)	2,276,875	2,407,481
China Railway Group, Ltd.	5,667,000	3,098,338
China State Construction International Holdings, Ltd.	1,944,000	3,128,388
Metallurgical Corp. of China, Ltd. (a)(b)	4,852,000	944,730
Sinopec Engineering Group Co., Ltd. (b)	1,313,000	1,606,722

		15,423,722

CONSTRUCTION MATERIALS — 1.1%
Anhui Conch Cement Co., Ltd. (a)	1,451,000	4,658,827
BBMG Corp.	852,000	570,186
China National Building Material Co., Ltd. (a)	3,394,000	3,260,453
China Resources Cement Holdings, Ltd. (a)	1,010,000	670,716
China Shanshui Cement Group, Ltd.	1,818,000	700,930

		9,861,112

DIVERSIFIED CONSUMER SERVICES — 0.5%
New Oriental Education & Technology Group, Inc. ADR	134,080	3,338,592
TAL Education Group, ADR	81,686	1,184,447

		4,523,039

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Far East Horizon, Ltd.	1,163,000	767,820

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
China Communications Services Corp., Ltd. (Class H)	2,111,600	1,233,444
China Telecom Corp., Ltd.	15,296,951	7,613,809

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

China Unicom (Hong Kong), Ltd. (a)	4,843,805	$7,557,564

		16,404,817

ELECTRICAL EQUIPMENT — 0.4%
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	1,336,000	568,500
Shanghai Electric Group Co., Ltd. (a)	3,800,000	1,352,391
Zhuzhou CSR Times Electric Co., Ltd. (a)	489,000	1,588,983

		3,509,874

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Anxin-China Holdings, Ltd.	2,828,000	886,126
Avic International Holdings, Ltd. (b)	1,890,000	716,504
Digital China Holdings, Ltd. (a)	971,000	1,189,468
Ju Teng International Holdings, Ltd. (a)	1,008,000	591,401
Kingboard Chemical Holdings, Ltd.	803,999	2,067,238
Sunny Optical Technology Group Co., Ltd. (a)	456,000	475,689

		5,926,426

ENERGY EQUIPMENT & SERVICES — 0.6%
Anton Oilfield Services Group (a)	964,000	638,925
China Oilfield Services, Ltd.	1,699,900	4,261,176
Honghua Group, Ltd. (a)	1,348,000	394,571
SPT Energy Group, Inc.	980,000	495,361

		5,790,033

FOOD & STAPLES RETAILING — 0.8%
China Resources Enterprise, Ltd. (a)	1,453,854	4,621,123
Sun Art Retail Group Ltd. (a)	1,312,000	1,881,258
Wumart Stores, Inc. (a)	493,000	878,547

		7,380,928

FOOD PRODUCTS — 3.4%
Asian Citrus Holdings, Ltd.	1,509,323	521,587
Biostime International Holdings, Ltd.	184,000	1,391,540
China Agri-Industries Holdings, Ltd.	2,116,600	998,918
China Mengniu Dairy Co., Ltd.	1,453,110	6,511,231
China Milk Products Group, Ltd. (b)(c)	15,000	0
China Modern Dairy Holdings, Ltd. (a)(b)	2,646,000	1,033,814
China Yurun Food Group, Ltd. (b)	1,456,000	936,853
CP Pokphand Co. (a)	4,348,000	426,101
People’s Food Holdings, Ltd. (a)	872,000	802,678
Shenguan Holdings Group, Ltd. (a)	1,924,000	823,669
Tingyi Cayman Islands Holding Corp. (a)	2,179,844	5,776,264
Uni-President China Holdings, Ltd. (a)	658,000	655,866
Want Want China Holdings, Ltd.	7,064,933	10,731,567

		30,610,088

GAS UTILITIES — 0.6%
China Gas Holdings, Ltd.	2,130,000	2,320,845
China Oil and Gas Group, Ltd.	2,560,000	363,113
China Resources Gas Group, Ltd. (a)	1,216,000	3,110,893

		5,794,851

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Mindray Medical International, Ltd. ADR (a)	106,108	4,126,540
Shandong Weigao Group Medical Polymer Co., Ltd. (a)	1,920,000	1,884,064

		6,010,604

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Shanghai Pharmaceuticals Holding Co., Ltd.	806,500	1,549,532
Sinopharm Group Co., Ltd. (Class H)	771,600	1,936,176

		3,485,708

HOTELS, RESTAURANTS & LEISURE — 0.5%
Ajisen China Holdings, Ltd. (a)	484,000	485,551
China Travel International Investment Hong Kong, Ltd.	5,042,000	988,226
Home Inns & Hotels Management, Inc. ADR (b)	32,141	1,067,081
REXLot Holdings, Ltd.	5,750,000	452,280
Shanghai Jin Jiang International Hotels Group Co., Ltd.	5,910,000	1,059,283

		4,052,421

HOUSEHOLD DURABLES — 0.4%
Haier Electronics Group Co., Ltd.	1,170,000	2,266,030
Skyworth Digital Holdings, Ltd. (a)	2,002,497	955,396

		3,221,426

HOUSEHOLD PRODUCTS — 0.2%
NVC Lighting Holdings, Ltd.	2,364,000	588,322
Vinda International Holdings, Ltd.	630,000	890,350

		1,478,672

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.8%
Beijing Jingneng Clean Energy Co., Ltd. (Class H) (a)	1,538,000	581,077
China Datang Corp. Renewable Power Co., Ltd. (a)	2,323,000	440,328
China Longyuan Power Group Corp. (Class H)	2,543,000	2,642,964
China Power International Development, Ltd. (a)	2,816,000	1,063,923
China Resources Power Holdings Co., Ltd.	1,940,112	4,613,149
Datang International Power Generation Co., Ltd.	4,854,287	2,140,727
Huaneng Power International, Inc.	3,642,129	3,635,014
Huaneng Renewables Corp., Ltd. (Class H)	2,800,000	989,278

		16,106,460

INDUSTRIAL CONGLOMERATES — 1.1%
Beijing Enterprises Holdings, Ltd.	540,500	3,902,955
Citic Pacific, Ltd. (a)	2,079,000	2,696,884
Shanghai Industrial Holdings, Ltd.	899,000	2,979,220

		9,579,059

INSURANCE — 5.6%
China Life Insurance Co., Ltd.	7,487,040	19,405,105

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

China Pacific Insurance Group Co., Ltd. (Class H)	1,655,800	$5,935,571
China Taiping Insurance Holdings Co., Ltd. (b)	1,103,000	1,575,887
New China Life Insurance Co. Ltd. (b)	386,800	1,109,753
People’s Insurance Co. Group of China, Ltd. (Class H) (a)	5,478,000	2,571,184
PICC Property & Casualty Co., Ltd. (a)	3,655,742	4,959,080
Ping An Insurance Group Co. of China, Ltd. (a)	1,937,300	14,401,442

		49,958,022

INTERNET & CATALOG RETAIL — 1.1%
Ctrip.com International, Ltd. ADR (b)	133,988	7,828,919
E-Commerce China Dangdang, Inc. ADR (a)(b)	67,568	708,112
Vipshop Holdings, Ltd. ADS (a)(b)	19,766	1,122,709

		9,659,740

INTERNET SOFTWARE & SERVICES — 13.5%
21Vianet Group, Inc. ADR (b)	58,996	972,844
Baidu, Inc. ADR (b)	264,969	41,117,890
NetEase, Inc. ADR	74,864	5,435,875
Phoenix New Media, Ltd. ADR (b)	50,625	569,531
Qihoo 360 Technology Co., Ltd. ADR (b)	73,921	6,150,227
Sina Corp. (a)(b)	68,102	5,527,839
Sohu.com, Inc. (b)	40,495	3,192,221
SouFun Holdings, Ltd. ADR (a)	17,144	885,316
Tencent Holdings, Ltd.	1,013,283	53,152,231
Youku Tudou, Inc. ADR (a)(b)	119,024	3,261,258
YY, Inc. ADR (a)(b)	11,497	537,830

		120,803,062

IT SERVICES — 0.2%
Travelsky Technology, Ltd.	1,802,000	1,447,613

MACHINERY — 1.2%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd. (a)	1,175,800	1,018,855
China International Marine Containers Group Co., Ltd. (Class H)	677,000	1,213,426
CIMC Enric Holdings, Ltd.	724,000	970,916
Haitian International Holdings, Ltd.	683,000	1,569,417
Lonking Holdings, Ltd. (a)(b)	3,029,000	632,738
Weichai Power Co., Ltd. (a)	638,920	2,496,312
Yangzijiang Shipbuilding Holdings, Ltd. (a)	3,019,000	2,634,633

		10,536,297

MARINE — 0.4%
China COSCO Holdings Co., Ltd. (a)(b)	3,340,675	1,654,152
China Shipping Container Lines Co., Ltd. (a)(b)	4,343,500	1,136,961
China Shipping Development Co., Ltd. (a)(b)	1,635,800	862,707

		3,653,820

METALS & MINING — 1.5%
Aluminum Corp. of China, Ltd. (a)(b)	5,386,000	2,000,178
Angang Steel Co., Ltd. (a)(b)	1,783,720	1,058,021
China Metal Recycling Holdings, Ltd. (a)(b)	468,600	0
China Molybdenum Co., Ltd. (a)	1,823,000	709,910
Jiangxi Copper Co., Ltd. (Class H) (a)	1,930,000	3,792,731
Maanshan Iron & Steel (a)(b)	3,902,000	955,984
North Mining Shares Co., Ltd. (b)	11,560,000	521,718
Shougang Fushan Resources Group, Ltd. (a)	3,540,000	1,191,389
Zhaojin Mining Industry Co., Ltd. (a)	1,204,000	1,071,236
Zijin Mining Group Co., Ltd. (Class H) (a)	8,930,750	2,141,957

		13,443,124

MULTILINE RETAIL — 0.3%
Golden Eagle Retail Group, Ltd. (a)	816,120	1,273,354
Intime Retail Group Co., Ltd. (a)	914,500	999,976
Parkson Retail Group, Ltd. (a)	1,939,000	815,089

		3,088,419

OIL, GAS & CONSUMABLE FUELS — 10.9%
China Coal Energy Co., Ltd (a)	4,887,013	2,923,959
China Petroleum & Chemical Corp.	24,394,640	19,093,823
China Shenhua Energy Co., Ltd.	3,566,700	10,853,964
CNOOC, Ltd.	15,934,174	32,422,489
Inner Mongolia Yitai Coal Co., Ltd. (a)	558,800	1,017,422
Kunlun Energy Co., Ltd.	2,941,400	4,111,433
Newocean Energy Holdings, Ltd.	840,000	561,072
PetroChina Co., Ltd.	21,008,930	23,189,292
Sinopec Kantons Holdings, Ltd.	1,224,000	1,052,730
United Energy Group, Ltd. (a)(b)	3,132,000	504,826
Yanzhou Coal Mining Co., Ltd. (a)	2,433,900	2,429,145

		98,160,155

PAPER & FOREST PRODUCTS — 0.3%
Lee & Man Paper Manufacturing, Ltd. (a)	2,304,000	1,348,802
Nine Dragons Paper Holdings, Ltd. (a)	1,930,000	1,361,302

		2,710,104

PERSONAL PRODUCTS — 1.1%
Hengan International Group Co., Ltd.	786,000	9,192,627
Magic Holdings International, Ltd.	764,000	595,031

		9,787,658

PHARMACEUTICALS — 0.9%
China Medical System Holdings, Ltd. (a)	921,000	787,377
China Shineway Pharmaceutical Group, Ltd.	352,000	511,082
Guangzhou Baiyunshan Pharmaceu (a)(b)	248,000	1,085,679

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Sihuan Pharmaceutical Holdings Group, Ltd.	2,269,000	$1,556,524
Sino Biopharmaceutical	2,960,000	2,003,830
WuXi PharmaTech Cayman, Inc. ADR (b)	83,698	2,293,325

		8,237,817

REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.8%
Agile Property Holdings, Ltd.	2,089,109	2,300,535
China Overseas Grand Oceans Group, Ltd. (a)	500,000	608,628
China Overseas Land & Investment, Ltd. (a)	4,083,862	12,032,810
China Resources Land, Ltd. (a)	2,178,000	6,192,646
China South City Holdings, Ltd. (a)	4,484,000	1,433,927
Country Garden Holdings Co., Ltd. (a)	7,937,657	5,076,727
E-House China Holdings, Ltd.	73,921	677,856
Evergrande Real Estate Group, Ltd. (a)(b)	4,490,000	1,875,863
Greentown China Holdings, Ltd. (a)	507,000	953,181
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	1,289,424	2,015,154
Hopson Development Holdings, Ltd. (b)	500,000	595,088
Kaisa Group Holdings, Ltd. (a)(b)	1,506,000	419,458
Longfor Properties Co., Ltd.	1,041,500	1,651,864
Poly Hong Kong Investments, Ltd. (a)	1,569,000	942,798
Renhe Commercial Holdings Co., Ltd. (b)	12,816,000	735,398
Shenzhen Investment, Ltd.	1,985,077	803,742
Shimao Property Holdings, Ltd. (a)	1,472,441	3,387,213
Shui On Land, Ltd.	4,061,500	1,304,054
Sino-Ocean Land Holdings, Ltd. (a)	4,376,531	2,573,384
Soho China, Ltd. (a)	1,248,500	1,073,802
Sunac China Holdings, Ltd.	1,487,000	964,470
Yanlord Land Group, Ltd. (a)	1,367,000	1,334,589
Yuexiu Property Co., Ltd.	7,538,000	2,070,358
Yuzhou Properties Co.	3,431,840	774,417

		51,797,962

ROAD & RAIL — 0.2%
Guangshen Railway Co., Ltd.	2,960,000	1,553,445

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
GCL Poly Energy Holdings, Ltd. (a)(b)	6,389,000	1,845,401
Hanergy Solar Group, Ltd. (a)(b)	10,260,000	1,852,188
Semiconductor Manufacturing International Corp. (b)	25,949,000	1,739,938
Spreadtrum Communications, Inc. ADR	44,272	1,348,525
Trina Solar, Ltd. ADR (a)(b)	73,619	1,138,150
Yingli Green Energy Holding Co., Ltd. ADR (a)(b)	108,814	755,169

		8,679,371

SOFTWARE — 0.7%
AsiaInfo-Linkage, Inc. (b)	93,981	1,084,541
Giant Interactive Group, Inc. ADR	129,892	1,184,615
Kingsoft Corp., Ltd.	756,000	1,793,698
NetDragon Websoft, Inc.	283,500	767,683
NQ Mobile, Inc. ADR (a)(b)	36,406	793,287
Perfect World Co., Ltd. ADR	44,575	887,043

		6,510,867

SPECIALTY RETAIL — 1.1%
Baoxin Auto Group, Ltd. (a)	824,000	767,139
Belle International Holdings, Ltd. (a)	4,251,000	6,172,190
GOME Electrical Appliances Holding, Ltd. (a)	8,812,000	1,124,915
Hengdeli Holdings, Ltd. (a)	3,524,895	845,413
Zhongsheng Group Holdings, Ltd.	711,000	1,120,342

		10,029,999

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Anta Sports Products, Ltd. (a)	710,000	914,605
Bosideng International Holdings, Ltd. (a)	4,374,000	1,054,703
China Dongxiang Group Co.	5,359,000	836,140
Li Ning Co., Ltd. (a)(b)	1,214,500	955,294
Ports Design, Ltd.	655,500	461,504
Shenzhou International Group Holdings, Ltd.	361,000	1,170,725

		5,392,971

TRANSPORTATION INFRASTRUCTURE — 2.2%
Anhui Expressway Co., Ltd.	2,398,000	1,298,698
Beijing Capital International Airport Co., Ltd.	2,431,939	1,593,038
China Merchants Holdings International Co., Ltd.	1,454,172	5,287,796
COSCO Pacific, Ltd.	2,176,568	3,328,639
Jiangsu Expressway Co., Ltd. (a)	3,396,795	4,007,747
Shenzhen Expressway Co., Ltd.	2,736,000	1,040,754
Shenzhen International Holdings, Ltd.	7,313,785	877,071
Zhejiang Expressway Co., Ltd. (Class H)	2,200,000	2,025,493

		19,459,236

WATER UTILITIES — 0.5%
Beijing Enterprises Water Group, Ltd. (a)	4,374,000	1,821,760
Guangdong Investment, Ltd. (a)	3,406,000	2,925,019

		4,746,779

WIRELESS TELECOMMUNICATION SERVICES — 6.4%
China Mobile, Ltd.	5,129,004	57,307,492

TOTAL COMMON STOCKS —
(Cost $921,986,600)		895,650,471

SHORT TERM INVESTMENTS — 11.2%
UNITED STATES — 11.2%
MONEY MARKET FUNDS — 11.2%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	100,375,105	100,375,105

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	15,502	$15,502

TOTAL SHORT TERM INVESTMENTS —
(Cost $100,390,607)		100,390,607

TOTAL INVESTMENTS — 111.0% (g)
(Cost $1,022,377,207)		996,041,078
OTHER ASSETS & LIABILITIES — (11.0)%		(98,418,467)

NET ASSETS — 100.0%		$897,622,611

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
ADR = American Depositary Receipt
ADS = American Depositary Shares

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

GEOGRAPHICAL BREAKDOWN AS OF
SEPTEMBER 30, 2013 (Unaudited)

PERCENT OF
COUNTRY	NET ASSETS

China	73.7%
Hong Kong	26.1
United States Short Term Investments	11.2
Other Assets And Liabilities	(11.0)

Total	100.0%

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 97.8%
BRAZIL — 12.4%
All America Latina Logistica SA	11,055	$43,504
Anhanguera Educacional Participacoes SA	4,699	27,991
Banco Bradesco SA Preference Shares ADR (a)	135,264	1,877,464
Banco do Brasil SA	35,931	417,249
Banco Santander Brasil SA	14,066	94,403
BM&FBOVESPA SA	84,523	470,068
BR Malls Participacoes SA	31,124	281,033
Bradespar SA Preference Shares	22,000	243,121
Brasil Brokers Participacoes SA	8,535	22,046
Braskem SA Preference Shares ADR (a)(b)	8,516	135,830
BRF — Brasil Foods SA ADR	24,226	594,264
CCR SA	18,544	144,533
Centrais Eletricas Brasileiras SA ADR (a)	27,272	76,634
Cia Hering	2,151	32,506
Cielo SA	5,357	144,246
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	10,778	496,004
Companhia de Bebidas das Americas Preference Shares ADR	66,147	2,536,738
Companhia de Saneamento Basico do Estado de Sao Paulo	34,640	336,744
Companhia Energetica de Minas Gerais ADR (a)	46,532	402,037
Companhia Energetica de Sao Paulo Preference Shares	2,699	28,675
Companhia Siderurgica Nacional SA ADR (a)	69,739	297,786
Cosan SA Industria e Comercio	8,700	166,961
Cyrela Brazil Realty SA	24,511	184,434
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,267	21,244
Diagnosticos da America SA	10,038	52,669
Duratex SA	16,367	96,979
Empresa Brasileira de Aeronautica SA	37,433	299,659
Estacio Participacoes SA	4,297	33,240
Fibria Celulose SA ADR (a)(b)	13,418	154,575
Gafisa SA (b)	5,939	9,551
Gerdau SA ADR	51,940	387,473
Hypermarcas SA	2,273	18,257
Investimentos Itau SA	50,786	240,692
Investimentos Itau SA Preference Shares	266,501	1,077,473
Itau Unibanco Holding SA Preference Shares ADR	163,752	2,312,178
JBS SA	9,824	34,202
Klabin SA Preference Shares	2,395	12,545
Kroton Educacional SA	8,338	118,025
LLX Logistica SA (b)	4,211	3,121
Lojas Americanas SA Preference Shares	28,071	205,295
Lojas Renner SA	15,853	452,434
Metalurgica Gerdau SA Preference Shares	27,317	259,665
MMX Mineracao e Metalicos SA (b)	14,885	10,365
MRV Engenharia e Participacoes SA	4,751	19,443
Natura Cosmeticos SA	13,393	297,816
OGX Petroleo e Gas Participacoes SA (b)	48,002	4,528
Oi SA ADR (c)	5,050	9,797
Oi SA ADR (a)(c)	26,705	49,137
PDG Realty SA Empreendimentos e Participacoes (b)	31,545	34,860
Petroleo Brasileiro SA ADR (a)(c)	104,335	1,745,525
Petroleo Brasileiro SA ADR (c)	68,622	1,062,955
Profarma Distribuidora de Produtos Farmaceuticos SA	1,500	11,927
Qualicorp SA (b)	1,914	17,411
Souza Cruz SA	44,219	525,412
Telefonica Brasil SA ADR (a)	9,809	220,114
Telefonica Brasil SA Preference Shares	24,739	546,446
Tim Participacoes SA ADR	10,800	254,556
Tractebel Energia SA ADR	12,407	204,159
Ultrapar Participacoes SA	10,796	265,093
Usinas Siderurgicas de Minas Gerais SA ADR (b)	40,812	191,816
Vale SA ADR (a)	72,553	1,132,552
Vale SA Preference Shares ADR	131,408	1,867,308
Weg SA	21,751	263,820

		23,578,588

CHILE — 2.1%
Antarchile SA	15,583	238,702
Compania General de Electricidad SA	37,422	230,327
Empresa Electrica Pilmaiquen	18,990	92,436
Empresa Nacional de Electricidad SA ADR	8,031	337,222
Empresas COPEC SA	35,872	506,017
Empresas Iansa SA	385,175	16,377
Enersis SA ADR	30,828	495,098
Enjoy SA	167,029	23,761
Invexans SA	816,973	20,452
Latam Airlines Group SA, ADR (a)	20,593	310,542
Madeco SA (b)	954,395	9,500
Multiexport Foods SA (b)	151,965	31,098
Parque Arauco SA	200,613	385,821
SACI Falabella	108,733	1,045,582
Socovesa SA	65,123	17,985
Vina Concha y Toro SA ADR	5,270	193,936

		3,954,856

CHINA — 16.5%
Agricultural Bank of China, Ltd. (a)	736,000	338,810
Air China, Ltd. (a)	180,000	121,855
Aluminum Corp. of China, Ltd. (a)(b)	300,000	111,410
Angang Steel Co., Ltd. (a)(b)	62,640	37,155
Anhui Conch Cement Co., Ltd. (a)	180,000	577,939
Anton Oilfield Services Group (a)	34,000	22,535
Avic International Holdings, Ltd. (b)	58,000	21,988
Baidu, Inc. ADR (b)	16,752	2,599,575
Bank of China, Ltd.	2,372,900	1,083,160
Bank of Communications Co., Ltd. (a)	479,864	352,698

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Beijing Jingneng Clean Energy Co., Ltd. (Class H)	40,000	$15,113
BOE Technology Group Co., Ltd. (Class B) (b)	35,500	8,697
Brilliance China Automotive Holdings, Ltd. (a)(b)	134,000	201,126
BYD Co., Ltd. (a)(b)	12,500	55,769
China Citic Bank Corp., Ltd.	336,000	174,171
China Coal Energy Co., Ltd (a)	300,000	179,494
China Communications Construction Co., Ltd. (Class H)	275,000	217,017
China Communications Services Corp., Ltd. (Class H)	56,000	32,711
China Construction Bank Corp.	3,422,280	2,634,509
China COSCO Holdings Co., Ltd. (a)(b)	210,425	104,193
China Datang Corp. Renewable Power Co., Ltd.	78,000	14,785
China Fangda Group Co., Ltd.	89,100	34,582
China Life Insurance Co., Ltd.	514,000	1,332,199
China Longyuan Power Group Corp. (Class H)	97,000	100,813
China Merchants Bank Co., Ltd. (a)	308,695	561,253
China Minsheng Banking Corp., Ltd. (Class H) (a)	193,500	231,297
China National Accord Medicines Corp., Ltd.	1,900	8,558
China National Building Material Co., Ltd. (a)	60,000	57,639
China Oilfield Services, Ltd.	240,000	601,613
China Pacific Insurance Group Co., Ltd. (Class H)	39,400	141,238
China Petroleum & Chemical Corp.	1,500,200	1,174,215
China Railway Construction Corp. (Class H) (a)	150,000	158,604
China Railway Group, Ltd.	270,000	147,618
China Shenhua Energy Co., Ltd.	240,000	730,353
China Shipping Container Lines Co., Ltd. (a)(b)	484,350	126,784
China Shipping Development Co., Ltd. (a)(b)	120,000	63,287
China Telecom Corp., Ltd.	1,082,000	538,548
China Vanke Co., Ltd. (Class B)	45,500	83,254
China Wireless Technologies, Ltd.	72,000	28,781
Chongqing Changan Automobile Co., Ltd. (Class B)	41,000	62,596
Chongqing Machinery & Electric Co., Ltd.	42,000	5,199
Coland Holdings, Ltd.	11,000	30,730
Country Garden Holdings Co., Ltd.	214,000	136,869
Ctrip.com International, Ltd. ADR (b)	12,113	707,763
Datang International Power Generation Co., Ltd.	360,000	158,759
Dongfang Electric Corp., Ltd. (a)	12,000	17,485
Dongfeng Motor Group Co., Ltd.	300,000	455,697
Great Wall Motor Co., Ltd. (Class H) (a)	48,250	261,621
Guangdong Electric Power Development Co. Ltd.	70,100	38,868
Guangshen Railway Co., Ltd.	240,000	125,955
Guangzhou Automobile Group Co., Ltd. (a)	140,636	152,511
Guangzhou Baiyunshan Pharmaceu (a)(b)	6,000	26,266
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	108,000	168,786
Guodian Technology & Environment Group Co., Ltd. (Class H)	25,000	5,061
Hainan Meilan International Airport Co., Ltd. (Class H)	17,000	16,594
Hangzhou Steam Turbine Co.	15,400	21,089
Harbin Electric Co., Ltd.	60,000	36,982
Hengan International Group Co., Ltd.	21,000	245,605
Huadian Power International Co.	360,000	143,440
Huaneng Power International, Inc.	300,000	299,414
Huaneng Renewables Corp., Ltd. (Class H)	116,000	40,984
Huangshan Tourism Development Co., Ltd.	27,800	34,222
Industrial & Commercial Bank of China	3,314,590	2,312,261
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	9,000	18,054
Jiangsu Expressway Co., Ltd. (a)	182,000	214,735
Jiangsu Future Land Co., Ltd.	71,500	45,117
Jiangxi Copper Co., Ltd. (Class H) (a)	62,000	121,839
Kingsoft Corp., Ltd. (a)	27,000	64,061
Konka Group Co., Ltd.	276,600	93,803
Lao Feng Xiang Co., Ltd. (Class B)	7,700	18,742
Livzon Pharmaceutical, Inc. (Class B)	2,900	13,529
Maanshan Iron & Steel (a)(b)	180,000	44,100
Mindray Medical International, Ltd. ADR (a)	2,476	96,292
NetEase, Inc. ADR	7,150	519,161
New Oriental Education & Technology Group, Inc. ADR	4,889	121,736
Nine Dragons Paper Holdings, Ltd. (a)	90,000	63,480
Parkson Retail Group, Ltd. (a)	74,634	31,374
People’s Food Holdings, Ltd.	7,000	6,444
People’s Insurance Co. Group of China, Ltd. (Class H) (a)	147,000	68,997
PetroChina Co., Ltd.	1,320,000	1,456,993
PICC Property & Casualty Co., Ltd.	287,712	390,286
Ping An Insurance Group Co. of China, Ltd. (a)	84,000	624,437
Renhe Commercial Holdings Co., Ltd. (a)(b)	280,000	16,067
Semiconductor Manufacturing International Corp. (a)(b)	1,016,000	68,125
Shandong Chenming Paper Holdings Ltd. (Class B)	12,800	6,321
Shandong Luoxin Pharmacy Stock Co., Ltd. (Class H)	8,000	8,841
Shandong Weigao Group Medical Polymer Co., Ltd. (a)	80,000	78,503
Shanghai Dajiang Group, Class B (b)	238,401	82,725
Shanghai Electric Group Co., Ltd. (a)	340,000	121,003

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Shanghai Jinjiang International Industrial Investment Co. Ltd.	33,000	$28,380
Shanghai Jinqiao Export Processing Zone Development Co. Ltd.	66,534	72,855
Shenzhen Expressway Co., Ltd.	240,000	91,294
Shenzhou International Group Holdings, Ltd.	6,000	19,458
Sihuan Pharmaceutical Holdings Group, Ltd. (a)	15,000	10,290
Simcere Pharmaceutical Group, ADR (b)	1,200	11,364
Sina Corp. (a)(b)	3,434	278,738
Sinopec Shanghai Petrochemical Co., Ltd. (a)(b)	240,000	89,437
Sinopharm Group Co., Ltd. (Class H) (a)	18,000	45,167
Soho China, Ltd. (a)	21,000	18,062
SPT Energy Group, Inc. (a)	20,000	10,109
Suntech Power Holdings Co., Ltd. ADR (a)(b)	6,589	11,201
Tencent Holdings, Ltd.	64,600	3,388,623
Tingyi Cayman Islands Holding Corp. (a)	180,000	476,973
Tong Ren Tang Technologies Co., Ltd. (a)	5,000	16,118
Travelsky Technology, Ltd.	219,000	175,931
Want Want China Holdings, Ltd.	332,000	504,305
Weiqiao Textile Co. (a)	75,500	44,296
WuXi PharmaTech Cayman, Inc. ADR (b)	600	16,440
Yanzhou Coal Mining Co., Ltd. (a)	180,000	179,648
Youku Tudou, Inc. ADR (a)(b)	4,499	123,273
Zhejiang Expressway Co., Ltd. (Class H)	240,000	220,963
Zhejiang Southeast Electric Power Co. (b)	170,300	144,755
Zhuzhou CSR Times Electric Co., Ltd. (a)	20,000	64,989
Zijin Mining Group Co., Ltd. (Class H) (a)	363,000	87,062
ZTE Corp. (a)(b)	78,873	163,133

		31,217,732

COLOMBIA — 0.9%
Almacenes Exito SA	6,091	104,227
Banco Davivienda SA Preference Shares	10,237	135,971
Banco de Bogota SA	2,805	99,469
Bancolombia SA	9,510	134,197
BanColombia SA ADR	3,428	197,247
Bolsa de Valores de Colombia	6,207,345	75,870
Cementos Argos SA	6,763	35,477
Corp Financiera Colombiana SA	2,804	57,601
Ecopetrol SA	47,712	109,625
Empresa de Telecomunicaciones de Bogota	180,285	36,884
Fabricato SA (b)(d)	1,475,211	7,893
Grupo Argos SA	2,734	32,327
Grupo Aval Acciones y Valores	272,170	198,456
Grupo de Inversiones Suramericana SA	3,998	79,947
Grupo Nutresa SA	3,434	49,034
Grupo Odinsa SA	15,765	72,775
Interbolsa SA/Colombia (b)(d)	52,588	0
Interconexion Electrica SA ESP	13,871	68,762
Isagen SA ESP (b)	61,143	93,657
Tableros y Maderas de Caldas SA (d)	26,003,993	109,129

		1,698,548

CZECH REPUBLIC — 0.4%
CEZ AS	12,494	322,668
Komercni Banka AS	1,316	292,592
Telefonica O2 Czech Republic AS	8,787	139,348
Unipetrol (b)	8,902	80,302

		834,910

EGYPT — 0.4%
Commercial International Bank Egypt SAE	87,176	478,791
Egyptian Financial Group-Hermes Holding (b)	45,606	48,706
Egyptian Kuwait Holding Co.	37,201	31,993
Global Telecom Holding (b)	80,403	128,587
Orascom Telecom Holding SAE GDR (b)(e)	66	207
Orascom Telecom Media & Technology Holding SAE	40,717	3,486

		691,770

HONG KONG — 6.9%
AAC Technologies Holdings, Inc. (a)	76,500	347,721
Agile Property Holdings, Ltd.	180,000	198,217
AMVIG Holdings, Ltd.	36,000	15,551
AviChina Industry & Technology Co. (a)	84,000	42,893
Beijing Capital International Airport Co., Ltd. (a)	180,000	117,909
Beijing Capital Land, Ltd.	24,000	8,541
Beijing Enterprises Holdings, Ltd.	11,500	83,042
Beijing Enterprises Water Group, Ltd. (a)	46,000	19,159
Belle International Holdings, Ltd.	156,000	226,502
Biostime International Holdings, Ltd.	5,000	37,814
C.banner International Holdings, Ltd.	12,000	4,364
Chailease Holding Co., Ltd.	28,000	65,722
Chaoda Modern Agriculture Holdings, Ltd. (a)(b)(f)	136,550	0
China All Access Holdings, Ltd.	28,000	10,470
China Everbright International, Ltd. (a)	67,000	59,180
China Gas Holdings, Ltd. (a)	96,000	104,601
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	35,000	14,893
China Medical System Holdings, Ltd. (a)	67,000	57,279
China Mengniu Dairy Co., Ltd.	90,000	403,280
China Merchants Holdings International Co., Ltd.	69,099	251,264
China Mobile Games & Entertainment Group, Ltd. ADR (b)	68	788
China Mobile, Ltd.	325,500	3,636,883

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

China Modern Dairy Holdings, Ltd. (a)(b)	92,000	$35,945
China Oil and Gas Group, Ltd.	120,000	17,021
China Overseas Grand Oceans Group, Ltd. (a)	25,000	30,431
China Overseas Land & Investment, Ltd. (a)	243,200	716,572
China Power International Development, Ltd. (a)	300,000	113,344
China Resources Enterprise, Ltd.	60,000	190,712
China Resources Gas Group, Ltd. (a)	8,000	20,466
China Resources Land, Ltd. (a)	120,000	341,193
China Resources Power Holdings Co., Ltd.	125,600	298,649
China Singyes Solar Technologies Holdings, Ltd.	8,000	8,902
China State Construction International Holdings, Ltd. (a)	14,000	22,530
China Taiping Insurance Holdings Co., Ltd. (b)	8,800	12,573
China Travel International Investment Hong Kong, Ltd.	300,000	58,800
China Unicom (Hong Kong), Ltd.	245,668	383,304
China Yurun Food Group, Ltd. (b)	12,000	7,721
Citic Pacific, Ltd. (a)	60,000	77,832
CITIC Telecom International Holdings, Ltd.	32,000	9,160
CNOOC, Ltd.	985,000	2,004,255
Comba Telecom Systems Holdings, Ltd. (a)(b)	32,780	10,863
COSCO Pacific, Ltd.	125,141	191,379
Digital China Holdings, Ltd.	32,000	39,200
GCL Poly Energy Holdings, Ltd. (a)(b)	156,000	45,059
Geely Automobile Holdings, Ltd. (a)	110,000	56,595
Greatview Aseptic Packaging Co., Ltd.	10,000	5,712
Greentown China Holdings, Ltd. (a)	24,500	46,061
Guangdong Investment, Ltd. (a)	242,000	207,826
Haier Electronics Group Co., Ltd.	7,000	13,557
Hanergy Solar Group, Ltd. (a)(b)	350,000	63,184
Hengdeli Holdings, Ltd. (a)	785,600	188,419
Honghua Group, Ltd. (a)	14,000	4,098
Hopson Development Holdings, Ltd. (a)(b)	26,000	30,945
Hua Han Bio-Pharmaceutical Holdings, Ltd. (a)	92,000	22,540
Huabao International Holdings, Ltd. (a)	35,000	14,713
Ju Teng International Holdings, Ltd. (a)	34,000	19,948
Kaisa Group Holdings, Ltd. (a)(b)	31,000	8,634
Kingboard Chemical Holdings, Ltd.	57,340	147,432
Kingboard Laminates Holdings, Ltd.	33,500	13,823
Kunlun Energy Co., Ltd.	300,000	419,334
KWG Property Holding, Ltd.	54,000	34,050
Lee & Man Paper Manufacturing, Ltd.	28,000	16,392
Lenovo Group, Ltd. (a)	420,000	439,218
Li Ning Co., Ltd. (a)(b)	60,000	47,194
Minth Group, Ltd.	18,000	35,883
NetDragon Websoft, Inc.	4,500	12,185
Newocean Energy Holdings, Ltd.	22,000	14,695
Poly Hong Kong Investments, Ltd. (a)	11,000	6,610
Real Nutriceutical Group, Ltd.	20,000	5,106
Shenzhen International Holdings, Ltd.	267,500	32,079
Shenzhen Investment, Ltd. (a)	77,044	31,195
Shimao Property Holdings, Ltd. (a)	90,000	207,037
Sino Biopharmaceutical	116,000	78,528
Sino-Ocean Land Holdings, Ltd. (a)	221,794	130,414
Sinotrans, Ltd.	300,000	78,915
Skyworth Digital Holdings, Ltd.	52,000	24,809
Sun Art Retail Group Ltd. (a)	12,500	17,924
Sunac China Holdings, Ltd.	62,000	40,213
Sunny Optical Technology Group Co., Ltd. (a)	26,000	27,123
Tianneng Power International, Ltd.	14,000	5,452
Tibet 5100 Water Resources Holdings, Ltd.	19,000	7,252
VODone, Ltd. (b)	104,200	7,793
Wasion Group Holdings, Ltd.	18,000	10,909
Yingde Gases	20,500	20,037
Yip’s Chemical Holdings, Ltd.	10,000	8,691
Yuexiu Property Co., Ltd.	420,000	115,356
Yuexiu Transport Infrastructure, Ltd.	1,258	689

		13,060,554

HUNGARY — 0.5%
MOL Hungarian Oil and Gas NyRt	4,175	302,191
OTP Bank NyRt (a)	16,889	334,338
Richter Gedeon NyRt	14,459	251,688

		888,217

INDIA — 7.2%
Adani Enterprises, Ltd.	866	1,947
Alok Industries Ltd. (b)	214,160	27,195
Ambuja Cements, Ltd.	31,174	90,900
Amtek Auto, Ltd.	7,030	6,737
Anant Raj, Ltd.	48,313	31,756
Apollo Hospitals Enterprise, Ltd.	4,315	64,075
Ashok Leyland, Ltd.	25,935	6,276
Aurobindo Pharma, Ltd.	7,031	22,725
Bajaj Hindusthan, Ltd.	73,759	14,433
Bajaj Holdings and Investment, Ltd.	2,102	26,055
Balrampur Chini Mills, Ltd.	36,739	24,999
BF Investment, Ltd. (b)	8,655	4,023
Bharat Heavy Electricals, Ltd.	56,074	123,066
Bharti Airtel, Ltd.	109,685	558,280
Biocon, Ltd.	1,945	10,492
Britannia Industries, Ltd.	3,685	48,384
Cipla, Ltd.	38,279	264,446
Core Education & Technologies, Ltd.	9,585	3,368
Development Credit Bank Ltd. (b)	101,608	75,145
Dewan Housing Finance Corp., Ltd.	12,635	20,969
Dr. Reddy’s Laboratories, Ltd. ADR	11,126	420,452
Educomp Solutions, Ltd. (b)	15,224	4,511
Era Infra Engineering, Ltd.	2,916	5,114
Fortis Healthcare, Ltd. (b)	20,002	31,199
GAIL India, Ltd.	42,115	220,514
Gammon India, Ltd.	2,597	492
Gateway Distriparks, Ltd.	11,966	19,907

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Gitanjali Gems Ltd.	1,571	$1,398
Glenmark Pharmaceuticals, Ltd.	683	5,792
Godrej Consumer Products Ltd.	2,333	31,204
Godrej Industries, Ltd.	20,573	88,135
Grasim Industries, Ltd. GDR (c)	695	29,308
Grasim Industries, Ltd. GDR (c)	180	7,608
Gruh Finance Ltd.	16,828	57,576
GTL Infrastructure Ltd. (b)	283,067	8,139
GTL, Ltd. (b)	1,829	346
Gujarat NRE Coke, Ltd.	11,993	2,395
GVK Power & Infrastructure, Ltd. (b)	106,011	10,583
HCL Technologies, Ltd.	10,772	187,067
HDFC Bank, Ltd.	80,455	762,141
Hero Motocorp, Ltd.	12,256	393,345
Hindalco Industries, Ltd.	39,013	69,732
Hindustan Construction Co. (b)	13,183	2,085
Hindustan Unilever, Ltd.	53,180	532,989
Housing Development & Infrastructure, Ltd. (b)	11,137	6,440
Housing Development Finance Corp., Ltd.	83,214	1,015,834
ICICI Bank, Ltd. ADR	17,262	526,146
Idea Cellular, Ltd.	4,534	12,185
India Infoline, Ltd.	150,700	113,979
Indiabulls Infrastructure & Power, Ltd. (b)	43,680	1,988
Indiabulls Real Estate, Ltd.	16,001	13,802
Indian Hotels Co., Ltd.	52,643	40,320
Infosys Technologies, Ltd. ADR (a)	28,627	1,377,245
IRB Infrastructure Developers, Ltd.	3,464	4,147
ITC, Ltd. GDR (c)	3,032	16,482
ITC, Ltd. GDR (c)(e)	39,256	213,447
IVRCL Infrastructures & Projects, Ltd. (b)	13,513	2,471
Jain Irrigation Systems, Ltd. (c)	9,183	8,500
Jain Irrigation Systems, Ltd. (c)	409	164
Jaiprakash Associates, Ltd.	49,383	27,529
Jet Airways India, Ltd. (b)	10,893	62,491
Jindal Steel & Power, Ltd.	4,534	17,055
Lanco Infratech, Ltd. (b)	27,549	2,354
Larsen & Toubro, Ltd. GDR (a)	18,461	236,116
LIC Housing Finance, Ltd.	12,109	36,353
Mahanagar Telephone Nigam (b)	40,875	9,696
Mahindra & Mahindra Financial Services, Ltd.	10,919	44,937
Mahindra & Mahindra, Ltd. GDR	21,082	277,228
Maruti Suzuki India, Ltd.	9,242	200,555
Monnet Ispat, Ltd.	4,852	8,990
MRF, Ltd.	108	23,091
Nagarjuna Construction Co., Ltd.	9,085	2,598
Oil & Natural Gas Corp., Ltd.	109,585	468,850
OnMobile Global, Ltd.	2,810	1,185
Opto Circuits India, Ltd.	4,344	1,426
OVANITC, Ltd.	5,990	32,569
PTC India, Ltd.	35,228	26,138
Punj Lloyd, Ltd. (b)	9,827	3,602
REI Agro, Ltd.	33,386	4,240
Reliance Capital, Ltd.	4,849	24,417
Reliance Communications, Ltd.	59,619	139,846
Reliance Industries, Ltd. GDR (e)	47,643	1,252,534
Reliance Infrastructure, Ltd.	14,248	84,321
Rolta India, Ltd.	4,534	4,023
Ruchi Soya Industries Ltd.	25,899	14,645
SE Investments Ltd.	21,913	138,188
Sesa Goa, Ltd.	19,986	57,703
Shree Renuka Sugars, Ltd.	58,588	17,874
Shriram Transport Finance Co., Ltd.	3,165	29,011
Siemens India, Ltd.	12,990	99,098
Sintex Industries, Ltd.	32,727	10,795
State Bank of India GDR	2,792	145,184
Strides Arcolab, Ltd.	1,670	22,955
Sun Pharmaceutical Industries, Ltd.	25,690	243,461
Sun TV Network, Ltd.	4,315	27,101
Suzlon Energy, Ltd. (b)	265,190	27,745
Tata Communications Ltd.	9,691	29,164
Tata Consultancy Services, Ltd.	26,410	813,245
Tata Motors, Ltd. ADR	14,404	383,434
Tata Power Co., Ltd.	122,105	158,275
Tata Steel, Ltd.	20,649	89,565
Ultratech Cement, Ltd. GDR	285	8,237
Unitech, Ltd. (b)	90,368	22,662
United Breweries, Ltd.	3,030	41,647
United Spirits, Ltd.	3,155	127,661
Videocon Industries, Ltd. (b)	15,612	44,962
VST Industries Ltd.	1,132	27,148
Wipro, Ltd. ADR (a)	33,353	342,202
Wockhardt Ltd.	1,322	11,055
Zee Entertainment Enterprises, Ltd.	23,779	86,790

		13,682,404

INDONESIA — 3.0%
Agis Tbk PT (b)	660,500	25,097
Alam Sutera Realty Tbk PT	382,500	19,819
Astra International Tbk PT	1,734,500	966,108
Bank Central Asia Tbk PT	1,067,500	921,848
Bank Danamon Indonesia Tbk PT	257,218	88,294
Bank Mandiri Tbk PT	634,949	435,911
Bank Negara Indonesia Persero Tbk PT	103,500	36,422
Bank Rakyat Indonesia Persero Tbk PT	973,000	609,175
Barito Pacific Tbk PT (b)	508,000	23,250
Bekasi Fajar Industrial Estate Tbk PT (b)	239,000	9,804
Bumi Resources Tbk PT (b)	918,000	36,070
Bumi Serpong Damai PT	202,500	25,181
BW Plantation Tbk PT	207,000	14,301
Charoen Pokphand Indonesia Tbk PT	222,500	65,328
Ciputra Development Tbk PT	313,000	26,489
Citra Marga Nusaphala Persada Tbk PT (b)	60,000	16,580
Garuda Indonesia Tbk PT (b)	679,500	29,339
Global Mediacom Tbk PT	34,500	5,750
Indocement Tunggal Prakarsa Tbk PT	26,500	41,192
Indofood Sukses Makmur Tbk PT	669,000	407,293
Indosat Tbk PT	135,000	48,381
Japfa Comfeed Indonesia Tbk PT	58,500	7,022
Kalbe Farma Tbk PT	3,696,000	376,622
Kawasan Industri Jababeka Tbk PT	254,595	5,496
Lippo Cikarang Tbk PT (b)	8,500	3,817
Lippo Karawaci Tbk PT	659,000	62,030

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Matahari Putra Prima Tbk PT	34,000	$6,019
Mayora Indah Tbk PT	16,500	45,097
Medco Energi Internasional Tbk PT	350,000	79,339
Media Nusantara Citra Tbk PT	42,500	9,909
Modernland Realty Tbk PT (b)	204,500	12,538
Pakuwon Jati Tbk PT	287,500	7,076
Perusahaan Gas Negara Persero Tbk PT	769,500	345,544
Semen Gresik Persero Tbk PT	43,500	48,834
Summarecon Agung Tbk PT	225,000	18,070
Telekomunikasi Indonesia Persero Tbk PT	1,950,000	353,627
Tiga Pilar Sejahtera Food Tbk	318,000	34,326
Unilever Indonesia Tbk PT	33,000	85,920
United Tractors Tbk PT	223,318	314,342
XL Axiata Tbk PT	35,000	12,845

		5,680,105

MALAYSIA — 3.5%
Aeon Co. M Bhd	109,600	517,822
Aeon Credit Service M Bhd	5,700	28,364
AirAsia Bhd	64,600	50,737
Alliance Financial Group Bhd	247,200	379,958
Axiata Group Bhd	40,900	86,330
Berjaya Sports Toto Bhd	115,706	145,897
Bintulu Port Holdings Bhd	94	223
British American Tobacco Malaysia Bhd	2,400	47,271
Bursa Malaysia Bhd	50,893	115,542
CapitaMalls Malaysia Trust	81,000	39,015
Carlsberg Brewery Malay Bhd	150,597	591,392
CIMB Group Holdings Bhd	26,500	61,138
Dialog Group Bhd	625,809	487,668
Digi.Com Bhd	318,500	474,892
Faber Group BHD	40,900	31,997
Felda Global Ventures Holdings Bhd	24,500	31,569
Genting Bhd	192,900	615,481
Genting Malaysia Bhd	30,500	39,488
Guan Chong Bhd	55,600	28,316
Hap Seng Plantations Holdings Bhd	7,700	5,977
IGB Corp. Bhd	262,853	209,670
IHH Healthcare Bhd (b)	43,600	55,512
IOI Corp. Bhd	304,660	500,990
JT International Bhd	2,400	4,683
KLCC Property Holdings Bhd	32,100	63,324
KNM Group Bhd (b)	217,618	27,373
KPJ Healthcare Bhd	12,800	24,151
KSK Group Bhd	107,600	21,292
Lingkaran Trans Kota Holdings Bhd	20,800	28,014
Magnum Bhd	183,360	183,951
Malaysian Airline System Bhd (b)	1,436,100	147,597
Malaysian Resources Corp. Bhd	339,000	154,965
MPHB Capital Bhd (b)	91,730	42,495
Naim Holdings Bhd	87	96
OSK Holdings Bhd	355,506	179,962
OSK Ventures International Bhd	34,700	4,631
Padiberas Nasional Bhd	31,200	32,545
Pavilion Real Estate Investment Trust	77,000	32,128
POS Malaysia Bhd	60,200	99,733
Sapurakencana Petroleum Bhd (b)	32,000	36,226
Sime Darby Bhd	30,400	88,603
SP Setia Bhd	18,400	18,798
Sunway Real Estate Investment Trust	80,000	34,852
TA Enterprise Bhd	313,600	66,386
TA Global Bhd	248,666	22,887
TA Global Bhd Preference Shares (b)	8,000	724
Tebrau Teguh Bhd (b)	22,300	8,620
Telekom Malaysia Bhd	37,300	59,964
Tenaga Nasional Bhd	23,200	64,272
UEM Sunrise Bhd	253,688	198,467
UMW Holdings Bhd	18,100	65,636
Unisem M Bhd	19,600	5,141
United Plantations Bhd	4,100	33,459
WCT Holdings Bhd	402,670	302,666

		6,598,890

MEXICO — 5.7%
Alfa SAB de CV (Class A)	257,810	690,953
America Movil SAB de CV (a)	2,480,334	2,449,480
Axtel SAB de CV (a)(b)	97,569	29,574
Cemex SAB de CV (a)(b)	606,617	675,568
Coca-Cola Femsa SAB de CV	37,249	466,697
Consorcio ARA SAB de CV (b)	96,943	39,031
Corporacion GEO SAB de CV (a)(b)(d)	42,565	0
Desarrolladora Homex SAB de CV (b)	18,100	6,394
Empresas ICA SAB de CV (a)(b)	39,743	84,294
Fomento Economico Mexicano SAB de CV (a)	126,834	1,223,657
Grupo Aeroportuario del Sureste SAB de CV (a)	38,408	417,349
Grupo Bimbo SAB de CV (a)	190,428	588,625
Grupo Elektra SA de CV	3,015	95,582
Grupo Financiero Banorte SAB de CV	93,342	579,534
Grupo Financiero Inbursa SA	74,821	170,459
Grupo Mexico SAB de CV	184,682	548,838
Grupo Televisa SA de CV (Series CPO) (a)	113,250	629,494
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (b)	100,918	227,614
Industrias CH SAB, Series B (a)(b)	25,932	152,672
Industrias Penoles SA de CV	8,993	262,929
Kimberly-Clark de Mexico SAB de CV	156,790	453,918
Sare Holding SAB de CV (Class B) (b)	115,273	3,617
TV Azteca SAB de CV	223,020	125,540
Urbi Desarrollos Urbanos SA de CV (a)(b)(d)	44,913	0
Wal-Mart de Mexico SAB de CV	328,434	858,775

		10,780,594

MOROCCO — 0.4%
Banque Marocaine du Commerce Exterieur	16,842	416,886
Banque Marocaine pour le Commerce et l’Industrie SA	1,485	139,859
Douja Promotion Groupe Addoha SA	10,639	60,377
Holcim Maroc SA	776	132,396

		749,518

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

NETHERLANDS — 0.3%
VimpelCom, Ltd. ADR	30,112	$353,816
Yandex NV (a)(b)	5,788	210,799

		564,615

PANAMA — 0.1%
Avianca Taca Holding SA Preference Shares	91,022	175,713

PERU — 0.8%
Compania de Minas Buenaventura SA ADR	19,313	226,155
Credicorp, Ltd.	5,809	746,224
Southern Copper Corp. (a)	15,259	415,655
Volcan Compania Minera SAA (Class B)	261,312	117,467

		1,505,501

PHILIPPINES — 1.4%
Alliance Global Group, Inc.	121,000	65,308
Ayala Land, Inc.	776,380	485,906
Bank of the Philippine Islands	247,998	549,081
BDO Unibank, Inc.	198,214	341,434
Cebu Air, Inc.	84,100	101,407
Cebu Holdings, Inc.	427,400	57,916
East West Banking Corp. (b)	47,100	29,045
Filinvest Land, Inc.	3,572,000	131,263
First Philippine Holdings Corp.	23,630	40,650
GMA Holdings, Inc.	207,300	34,661
GT Capital Holdings, Inc.	550	9,600
Megawide Construction Corp. (b)	185,040	52,954
Megaworld Corp.	391,000	29,276
Philippine Long Distance Telephone Co.	5,965	407,987
Puregold Price Club, Inc.	19,200	18,389
San Miguel Corp.	8,310	14,276
SM Development Corp. (d)	5,600	972
SM Investments Corp.	6,370	114,116
SM Prime Holdings, Inc.	180,890	66,556
Universal Robina Corp.	13,510	38,166
Vista Land & Lifescapes, Inc.	62,000	7,590

		2,596,553

POLAND — 1.2%
Asseco Poland SA	5,008	78,068
Bank Pekao SA	9,145	522,948
Bioton SA (b)	210,163	1,347
BRE Bank SA	1,484	213,983
Eurocash SA	472	7,276
Getin Holding SA	18,391	23,508
Getin Noble Bank SA (b)	49,958	38,091
Globe Trade Centre SA (b)	11,220	26,024
Grupa Lotos SA (b)	6,831	80,532
KGHM Polska Miedz SA	9,796	386,944
LPP SA	25	69,278
Orbis SA	4,685	53,251
Polimex- Mostostal SA (b)	46,754	2,396
Polski Koncern Naftowy Orlen SA	2,444	34,568
Powszechna Kasa Oszczednosci Bank Polski SA	29,226	347,360
Powszechny Zaklad Ubezpieczen SA	1,468	199,449
Rovese SA (b)	56,142	32,014
Telekomunikacja Polska SA	59,967	159,451

		2,276,488

RUSSIA — 6.9%
Evraz PLC (b)	12,192	25,272
Gazprom OAO ADR	330,037	2,907,626
Integra Group Holdings, GDR (b)	164	2,368
LSR Group OJSC GDR	6,819	28,947
Lukoil OAO ADR	39,622	2,512,035
Mechel OAO, ADR (a)(b)	15,974	51,276
MMC Norilsk Nickel OJSC ADR	54,962	793,102
Mobile Telesystems OJSC	11,851	118,186
Mobile Telesystems OJSC ADR (b)	49,071	1,092,320
NovaTek OAO GDR	7,048	931,745
Novolipetsk Steel OJSC GDR (a)	1,719	27,934
Novorossiysk Commercial Sea Trade Port PJSC GDR	3,165	25,636
Pharmstandard GDR (b)	3,550	50,410
Polymetal International PLC	6,226	65,939
Rosneft Oil Co. GDR	118,897	963,066
Rostelecom ADR	6,286	117,800
Sberbank of Russia ADR (c)	83,556	1,005,179
Sberbank of Russia ADR (c)	3,577	43,103
Severstal GDR (a)	28,501	245,394
Sistema JSFC GDR	7,572	196,796
Surgutneftegas OJSC ADR (a)	107,156	919,934
Tatneft OAO ADR	17,363	679,761
TMK OAO GDR	2,590	33,515
Uralkali OJSC GDR	4,421	114,946
VTB Bank OJSC GDR (e)	36,753	97,028
X5 Retail Group NV GDR (a)(b)	2,106	34,875

		13,084,193

SOUTH AFRICA — 8.8%
Adcock Ingram Holdings, Ltd.	6,343	43,206
Adcorp Holdings, Ltd.	28,601	92,364
Afgri, Ltd.	150,640	98,793
African Bank Investments, Ltd. (a)	72,890	120,955
African Rainbow Minerals, Ltd.	6,259	122,527
Allied Electronics Corp., Ltd. Preference Shares	34,891	78,874
Anglo Platinum, Ltd. (a)(b)	1,707	73,986
AngloGold Ashanti, Ltd. (a)	15,072	201,314
Aquarius Platinum, Ltd. (a)(b)	25,030	20,672
ArcelorMittal South Africa, Ltd. (b)	11,697	41,087
Aspen Pharmacare Holdings, Ltd. (b)	28,268	738,037
Aveng, Ltd.	33,774	81,887
Barclays Africa Group, Ltd. (a)	20,299	297,312
Barloworld, Ltd.	14,449	136,942
Bidvest Group, Ltd.	21,183	529,799
Business Connexion Group, Ltd.	124,336	64,863
Coronation Fund Managers, Ltd.	58,825	400,983
Discovery Holdings, Ltd.	19,031	153,326
FirstRand, Ltd. (a)	160,193	533,247
Gold Fields, Ltd.	33,600	153,881
Grindrod, Ltd.	56,843	140,755
Group Five, Ltd.	16,148	70,601
Harmony Gold Mining Co., Ltd.	13,597	46,815
Impala Platinum Holdings, Ltd.	24,154	297,300

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Imperial Holdings, Ltd.	11,156	$241,660
Investec, Ltd.	12,313	80,714
Invicta Holdings, Ltd. (a)	27,718	265,702
JD Group, Ltd. (a)	12,142	37,764
Kagiso Media, Ltd.	63,260	174,120
Kumba Iron Ore, Ltd. (a)	2,403	110,793
Lewis Group, Ltd. (a)	14,600	94,778
Massmart Holdings, Ltd. (a)	9,507	158,819
MMI Holdings, Ltd. (a)	54,038	131,018
MTN Group, Ltd.	84,661	1,648,844
Murray & Roberts Holdings, Ltd. (b)	40,458	110,555
Naspers, Ltd.	21,620	1,994,572
Nedbank Group, Ltd. (a)	21,872	444,449
Netcare, Ltd.	127,119	303,153
Northam Platinum, Ltd. (b)	16,210	68,295
PPC, Ltd.	12,376	37,139
PSG Group, Ltd.	25,189	204,415
Remgro, Ltd.	26,081	502,766
RMB Holdings, Ltd.	54,647	250,598
RMI Holdings	67,047	178,281
Sanlam, Ltd.	123,296	574,105
Sappi, Ltd. (b)	17,164	43,065
Sasol, Ltd. (a)	23,380	1,112,645
Shoprite Holdings, Ltd.	30,892	507,717
Sibanye Gold, Ltd.	38,099	47,701
Standard Bank Group, Ltd.	55,364	659,499
Steinhoff International Holdings, Ltd. (a)(b)	109,222	387,995
Sun International, Ltd.	10,050	97,557
Telkom SA, Ltd. (b)	16,261	39,474
The Foschini Group, Ltd. (a)	19,043	196,906
Tiger Brands, Ltd. (a)	11,872	352,854
Times Media Group, Ltd. (b)	400	795
Trans Hex Group, Ltd. (b)	1,589	537
Truworths International, Ltd. (a)	37,717	337,303
Wilson Bayly Holmes-Ovcon, Ltd.	13,984	222,327
Woolworths Holdings, Ltd.	61,954	456,725

		16,615,166

TAIWAN — 13.4%
Acer, Inc. (b)	153,758	106,867
Adlink Technology, Inc.	26,000	45,111
Advanced Semiconductor Engineering, Inc.	419,007	403,886
Advancetek Enterprise Co. Ltd.	147,000	169,040
AGV Products Corp. (b)	301,000	97,323
APCB, Inc.	58,000	35,702
Asustek Computer, Inc.	33,340	265,552
AU Optronics Corp. ADR (b)	66,899	244,181
Audix Corp.	63,000	59,235
Bank of Kaohsiung	85,782	27,475
Basso Industry Corp.	175,000	183,778
Biostar Microtech International Corp.	117,000	42,143
C Sun Manufacturing Ltd.	56,000	37,975
Carnival Industrial Corp.	119,000	35,056
Catcher Technology Co., Ltd.	35,000	185,257
Cathay Financial Holding Co., Ltd.	266,997	380,173
Cathay No. 1 REIT	79,000	53,465
Center Laboratories, Inc. (b)	29,352	67,307
Champion Building Materials Co. Ltd. (b)	82,000	34,944
Chang Hwa Commercial Bank	414,452	241,800
Chang Wah Electromaterials, Inc.	7,836	21,600
Charoen Pokphand Enterprise	240,000	119,728
Cheng Loong Corp.	35,000	16,040
Cheng Shin Rubber Industry Co. Ltd.	20,850	54,581
China Airlines Ltd. (b)	114,000	42,798
China Chemical & Pharmaceutical Co., Ltd.	91,000	73,558
China Development Financial Holding Corp.	722,945	207,834
China Steel Chemical Corp.	233,345	1,373,221
China Steel Corp.	458,090	402,051
Chinatrust Financial Holding Co., Ltd.	680,091	443,933
Chipbond Technology Corp.	18,000	37,075
Chong Hong Construction Co., Ltd.	7,000	23,675
Chung Hwa Pulp Corp. (b)	131,000	40,895
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	36,000	64,044
Chunghwa Telecom Co., Ltd.	149,457	478,695
CMC Magnetics Corp. (b)	183,000	32,123
Compal Electronics, Inc.	301,774	220,459
Coxon Precise Industrial Co. Ltd.	10,000	19,718
Da-Li Construction Co. Ltd.	63,257	67,179
Delta Electronics, Inc.	119,340	579,203
Dimerco Express Taiwan Corp.	161,000	96,653
Eclat Textile Co., Ltd.	8,160	71,618
Elan Microelectronics Corp.	2,000	3,409
Elite Semiconductor Memory Technology, Inc. (b)	95,750	128,403
Epistar Corp. (b)	33,850	64,112
Etron Technology, Inc. (b)	12,445	5,177
Eva Airways Corp. (b)	66,000	37,501
Excelsior Medical Co., Ltd.	23,000	47,452
Far Eastern New Century Corp.	312,333	344,372
Flytech Technology Co. Ltd.	7,670	24,878
Formosa Chemicals & Fibre Corp.	159,243	423,327
Formosa Epitaxy, Inc. (b)	12,000	7,569
Formosa Plastics Corp.	247,714	639,246
Founding Construction & Development Co. Ltd.	217,650	141,704
Foxconn Technology Co., Ltd.	70,903	184,170
Fubon Financial Holding Co., Ltd.	380,903	526,903
Fullerton Technology Co. Ltd.	29,000	23,442
Fwusow Industry Co. Ltd.	113,300	57,288
Giant Manufacturing Co., Ltd.	106,802	727,859
Grape King, Inc.	97,000	447,813
Great Wall Enterprise Co.	22,000	19,048
HannStar Display Corp. (b)	74,000	30,284
Hermes Microvision, Inc.	2,000	58,173
Himax Technologies, Inc. ADR (a)	2,999	29,990
Hiwin Technologies Corp.	8,652	57,939
Hocheng Corp. (b)	171,000	56,389
Hon Hai Precision Industry Co., Ltd.	452,610	1,161,873
Hong TAI Electric Industrial	109,000	34,543
Hotai Motor Co., Ltd.	40,000	435,621
HTC Corp.	53,198	237,499
Hua Nan Financial Holdings Co., Ltd.	416,536	238,085

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Hung Sheng Construction Co. Ltd.	63,000	$49,860
Ibase Technology, Inc.	97,191	120,309
Innolux Corp. (b)	217,383	104,401
Inotera Memories, Inc. (b)	28,000	15,626
Janfusun Fancyworld Corp. (b)	346,112	70,939
KEE TAI Properties Co., Ltd.	61,000	41,262
Kenda Rubber Industrial Co., Ltd.	4,160	8,343
Kerry TJ Logistics Co., Ltd.	52,000	67,799
Kindom Construction Co.	41,000	50,267
Kung Long Batteries Industrial Co. Ltd.	9,000	24,260
Kuoyang Construction Co., Ltd.	38,000	25,833
Kwong Fong Industries	40,000	21,916
Largan Precision Co., Ltd.	3,000	100,957
Leofoo Development Co. (b)	111,000	50,118
Lite-On Technology Corp.	157,516	268,502
Long Bon International Co., Ltd.	11,000	8,110
Long Chen Paper Co. Ltd.	781,000	287,919
MediaTek, Inc.	39,329	486,175
Medigen Biotechnology Corp. (b)	5,248	35,144
Mega Financial Holding Co., Ltd.	293,569	240,777
Merida Industry Co., Ltd.	2,000	12,987
Merry Electronics Co. Ltd.	12,720	35,277
Mosel Vitelic, Inc. (b)	3,758	699
Namchow Chemical Industrial Ltd.	51,000	77,534
Nan Ya Plastics Corp.	242,486	510,117
Nanya Technology Corp. (b)	50,000	7,610
National Petroleum Co., Ltd.	334,000	293,141
Neo Solar Power Corp. (b)	12,768	12,955
New Era Electronics Co. Ltd.	23,000	25,359
Newmax Technology Co., Ltd. (b)	21,000	79,193
Nexcom International Co. Ltd.	64,736	50,358
Novatek Microelectronics Corp.	30,225	125,226
Pacific Hospital Supply Co. Ltd.	20,000	67,169
Pan Jit International, Inc. (b)	9,000	3,653
Pegatron Corp. (b)	53,686	76,624
Phytohealth Corp. (b)	9,000	12,754
Pihsiang Machinery Manufacturing Co. Ltd. (b)	23,000	24,659
Portwell, Inc.	24,000	21,754
Pou Chen Corp.	218,531	254,621
Powertech Technology, Inc.	65,285	122,767
Precision Silicon Corp. (b)	909	401
Promate Electronic Co., Ltd.	55,000	54,317
ProMOS Technologies, Inc. (b)(f)	130,950	0
Quanta Computer, Inc.	209,664	454,543
Sampo Corp.	201,000	66,146
Sesoda Corp.	71,500	76,174
Shih Wei Navigation Co., Ltd.	100,402	72,839
Shin Kong Financial Holding Co., Ltd.	239,792	81,101
Siliconware Precision Industries Co.	152,578	178,292
Sinbon Electronics Co., Ltd.	69,000	81,095
Sinon Corp.	110,000	56,364
SinoPac Financial Holdings Co., Ltd.	552,223	254,007
Sinphar Pharmaceutical Co., Ltd.	71,000	129,672
Solar Applied Materials Technology Corp.	157,250	139,343
Solartech Energy Corp. (b)	8,993	6,357
Stark Technology, Inc.	51,000	44,502
Supreme Electronics Co. Ltd.	114,000	55,907
Ta Ya Electric Wire & Cable	351,000	78,588
Tainan Enterprises Co., Ltd.	39,000	45,111
Taishin Financial Holdings Co., Ltd.	529,142	244,285
Taisun Enterprise Co., Ltd. (b)	142,000	65,796
Taiwan Acceptance Corp.	9,000	22,921
Taiwan Cement Corp.	267,533	387,270
Taiwan Chinsan Electronic Industrial Co. Ltd.	27,000	45,020
Taiwan Cogeneration Corp.	41,000	25,792
Taiwan Fire & Marine Insurance Co.	22,000	16,444
Taiwan FU Hsing Industrial Co., Ltd.	32,000	34,633
Taiwan Land Development Corp. (b)	154,816	58,121
Taiwan Mobile Co., Ltd.	4,000	14,205
Taiwan Paiho Ltd.	49,000	57,258
Taiwan Pulp & Paper Corp. (b)	279,000	118,896
Taiwan Sakura Corp.	91,000	56,631
Taiwan Semiconductor Manufacturing Co., Ltd.	777,000	2,641,069
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	38,101	646,193
Taiwan Tea Corp. (b)	95,913	65,365
Taiwan Union Technology Corp.	117,000	86,661
Taiyen Biotech Co., Ltd.	59,000	51,683
Tatung Co., Ltd. (b)	155,885	40,807
TPK Holding Co. Ltd.	8,000	72,649
Transasia Airways Corp.	231,000	98,050
Tripod Technology Corp.	65,320	127,251
Uni-President Enterprises Corp.	103,052	192,044
United Microelectronics Corp. ADR (a)	226,725	467,054
Unity Opto Technology Co., Ltd. (b)	12,759	10,961
Ve Wong Corp.	53,000	40,422
Visual Photonics Epitaxy Co., Ltd.	140,259	148,480
Wei Chuan Food Corp.	29,000	56,594
Wei Mon Industry Co. Ltd. (b)	205,450	67,541
Weikeng Industrial Co., Ltd.	59,000	41,905
Winbond Electronics Corp. (b)	42,000	11,364
Wistron Corp.	135,022	130,834
Zeng Hsing Industrial Co. Ltd.	19,999	95,372
Zenitron Corp.	127,000	80,108

		25,484,432

THAILAND — 3.1%
Advanced Info Service PCL	95,215	776,209
Airports of Thailand PCL	15,500	93,406
Bangkok Dusit Medical Services PCL	4,400	17,724
Bangkok Expressway PCL	312,959	345,175
Bangkokland PCL	614,900	29,880
Bank of Ayudhya PCL, ADR	36,200	43,688
Banpu PCL	124,080	109,086
BEC World PCL	23,800	43,179
Big C Supercenter PCL	3,500	22,379
BTS Group Holdings PCL	28,500	7,972
Central Pattana PCL	45,800	64,425
Central Plaza Hotel PCL	34,000	41,576
CH Karnchang PCL	5,700	3,809
Charoen Pokphand Foods PCL	17,100	13,120
CP ALL PCL	158,600	178,729
Electricity Generating PCL	71,274	282,544

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

IRPC PCL	798,458	$80,152
Jasmine International PCL	153,600	40,512
Kasikornbank PCL (c)	50,200	283,258
Kasikornbank PCL (c)	1,200	6,714
Krung Thai Bank PCL	39,500	24,246
Land and Houses PCL	60,800	20,992
Minor International PCL	6,800	5,261
Pruksa Real Estate PCL	23,300	14,525
PTT Exploration & Production PCL	113,241	591,909
PTT Global Chemical PCL	19,500	46,443
PTT PCL	66,024	666,994
Quality Houses PCL	184,500	18,757
Sansiri PCL	157,400	11,574
Siam Cement PCL (c)	12,400	170,460
Siam Cement PCL (c)	22,100	300,978
Siam Commercial Bank PCL	102,202	508,069
Siam Future Development PCL	115,650	21,444
Siam Makro PCL	100	1,950
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	77,366	31,906
Thai Airways International PCL	54,900	34,927
Thai Beverage PCL (a)	353,000	154,732
Thai Oil PCL	98,795	182,398
Thaicom PCL	35,200	39,386
Ticon Industrial Connection PCL	89,400	46,586
Tisco Financial Group PCL	148,618	179,358
TMB Bank PCL	3,994,517	329,471
Total Access Communication PCL, NVDR	7,000	23,721
Toyo-Thai Corp. PCL	6,400	7,673
True Corp. PCL, NVDR (b)	235,900	58,447

		5,975,744

TURKEY — 1.9%
Akbank TAS	90,421	332,567
Anadolu Efes Biracilik Ve Malt Sanayii AS	19,435	224,821
Aselsan Elektronik Sanayi Ve Ticaret AS	2,692	11,684
BIM Birlesik Magazalar AS	3,537	72,739
Coca-Cola Icecek AS	406	10,336
Dogan Sirketler Grubu Holdings AS (b)	130,841	56,920
Dogan Yayin Holding AS (b)	108,345	35,886
Eregli Demir ve Celik Fabrikalari TAS	133,700	169,203
Haci Omer Sabanci Holding AS	48,231	232,709
KOC Holding AS	72,382	333,490
Migros Ticaret AS (b)	755	6,326
Tupras-Turkiye Petrol Rafinerileri AS	10,956	231,268
Turk Hava Yollari Anonim Ortakligi	23,736	90,351
Turkcell Iletisim Hizmetleri AS (b)	41,565	244,518
Turkiye Garanti Bankasi AS	194,081	763,717
Turkiye Halk Bankasi AS	9,251	67,684
Turkiye Is Bankasi (Class C)	112,938	298,138
Turkiye Vakiflar Bankasi Tao (Class D)	15,783	35,969
Ulker Biskuvi Sanayi AS	45,913	313,221
Yapi ve Kredi Bankasi AS	72,658	161,634

		3,693,181

TOTAL COMMON STOCKS —
(Cost $202,157,319)		185,388,272

PREFERRED STOCKS — 0.1%
COLOMBIA — 0.1%
Grupo Argos SA/Colombia Preference Shares (Cost $111,335)	10,355	121,677

WARRANTS — 0.0% (g)
MALAYSIA — 0.0% (g)
Dialog Group Bhd (expiring 2/12/17) (b)	41,450	7,058
KNM Group Bhd (expiring 11/15/17) (b)	63,006	2,223
Malaysian Resources Corp. Bhd (expiring 09/16/18) (b)	123,400	9,843

TOTAL WARRANTS —
(Cost $9,950)		19,124

SHORT TERM INVESTMENTS — 8.6%
UNITED STATES — 8.6%
MONEY MARKET FUNDS — 8.6%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	15,039,490	15,039,490
State Street Institutional Liquid Reserves Fund 0.06% (i)(j)(k)	1,227,230	1,227,230

TOTAL SHORT TERM INVESTMENTS —
(Cost $16,266,720)		16,266,720

TOTAL INVESTMENTS — 106.5%
(Cost $218,545,324)		201,795,793
OTHER ASSETS & LIABILITIES — (6.5)%		(12,384,283)

NET ASSETS — 100.0%		$189,411,510

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.8% of net assets as of September 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (Note 2)
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Investments of cash collateral for securities loaned.
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(j)	The rate shown is the annualized seven-day yield at period end.
(k)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company

At September 30, 2013, open futures contracts purchased were as follows:

	Expiration			Unrealized
Futures	Date	Contracts	Value	Depreciation

MSCI Taiwan Index Futures	10/30/2013	71	$2,038,410	$(37,573)

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 98.9%
BRAZIL — 21.9%
AES Tiete SA Preference Shares	529,378	$5,112,925
Banco do Brasil SA	103,038	1,196,529
Banco do Brasil SA ADR (a)	946,930	11,126,427
Banco do Estado do Rio Grande do Sul SA Preference Shares	761,974	5,237,170
Bradespar SA Preference Shares	1,045,446	11,553,187
Centrais Eletricas Brasileiras SA Preference Shares (Class H)	2,232,097	10,498,441
Cia Energetica do Ceara Preference Shares	65,746	1,126,754
Companhia Energetica de Minas Gerais ADR (a)	1,722,785	14,884,862
Companhia Energetica de Sao Paulo Preference Shares	970,221	10,307,822
CPFL Energia SA ADR (a)	273,411	4,716,340
EDP — Energias do Brasil SA	1,507,479	8,167,021
Mahle-Metal Leve SA	209,727	2,543,801
Oi SA ADR (a)	4,097,782	7,539,919
Tractebel Energia SA	177,323	2,917,878
Tractebel Energia SA ADR (a)	373,275	6,142,298
Transmissora Alianca de Energia Electrica SA	620,978	5,941,839
Vale SA Preference Shares ADR	634,324	9,013,744

		118,026,957

CHILE — 1.6%
Aguas Andinas SA Class A	4,736,106	3,266,086
Banco de Chile ADR (a)	8,134	745,888
ENTEL Chile SA	276,810	4,498,695

		8,510,669

CHINA — 10.0%
Anta Sports Products, Ltd. (a)	2,751,000	3,543,773
Bank of China, Ltd.	16,626,536	7,589,529
China Citic Bank Corp., Ltd. (a)	10,614,000	5,501,929
China Hongqiao Group, Ltd. (a)	3,939,789	2,331,822
Giant Interactive Group, Inc. ADR	612,751	5,588,289
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	4,305,511	6,728,792
Jiangsu Expressway Co., Ltd. (a)	3,620,000	4,271,097
Soho China, Ltd. (a)	5,630,000	4,842,215
Zhejiang Expressway Co., Ltd. (Class H)	3,922,000	3,610,901
Zijin Mining Group Co., Ltd. (Class H) (a)	41,196,000	9,880,474

		53,888,821

COLOMBIA — 1.5%
Ecopetrol SA, ADR (a)	178,775	8,223,650

CZECH REPUBLIC — 3.1%
CEZ AS	371,802	9,602,107
Komercni Banka AS	30,680	6,821,203

		16,423,310

HONG KONG — 3.3%
Bosideng International Holdings, Ltd. (a)	9,989,600	2,408,793
China Mobile, Ltd. (a)	337	3,765
Citic Pacific, Ltd. (a)	4,721,000	6,124,093
Shenzhen Investment, Ltd.	8,482,000	3,434,296
Shougang Fushan Resources Group, Ltd. (a)	17,162,000	5,775,881

		17,746,828

INDIA — 0.2%
NMDC, Ltd.	535,884	1,028,028

INDONESIA — 1.4%
Aneka Tambang Persero Tbk PT	9,368,500	1,148,814
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	11,470,500	891,490
Indo Tambangraya Megah Tbk PT	1,169,000	2,654,983
Tambang Batubara Bukit Asam Persero Tbk PT	2,511,500	2,765,252

		7,460,539

MALAYSIA — 2.9%
British American Tobacco Malaysia Bhd	141,600	2,788,992
Malayan Banking Bhd	2,273,838	6,864,417
Maxis Bhd	2,629,400	5,646,817

		15,300,226

NETHERLANDS — 2.0%
VimpelCom, Ltd. ADR	905,271	10,636,934

POLAND — 9.8%
Bank Handlowy w Warszawie SA	52,738	1,875,354
Bank Pekao SA	144,447	8,260,064
KGHM Polska Miedz SA	356,668	14,088,472
Polska Grupa Energetyczna SA	2,478,609	13,212,896
Powszechny Zaklad Ubezpieczen SA	65,872	8,949,644
Synthos SA	1,685,290	2,575,311
Tauron Polska Energia SA	2,456,540	3,769,606

		52,731,347

RUSSIA — 3.4%
CTC Media, Inc.	346,666	3,643,460
E.ON Russia JSC	11,590,428	883,793
Phosagro OAO GDR	380,602	3,851,692
Polymetal International PLC	940,829	9,964,198

		18,343,143

SOUTH AFRICA — 10.0%
African Bank Investments, Ltd. (a)	8,778,607	14,567,406
Capital Property Fund	1,856,333	1,951,559
Fountainhead Property Trust (a)	2,742,158	2,144,408
Hyprop Investments, Ltd.	365,237	2,662,043
Kumba Iron Ore, Ltd. (a)	249,258	11,492,308
MMI Holdings, Ltd. (a)	2,703,865	6,555,638
Redefine Properties, Ltd.	4,924,421	4,770,896
Resilient Property Income Fund, Ltd.	340,245	1,816,218
Vodacom Group, Ltd. (a)	637,772	7,886,794

		53,847,270

SOUTH KOREA — 2.2%
KT Corp. ADR	352,179	5,906,042
Macquarie Korea Infrastructure Fund	297,659	1,830,810
SK Telecom Co., Ltd.	21,281	4,326,795

		12,063,647

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

TAIWAN — 12.9%
Asia Cement Corp.	168	$213
Asustek Computer, Inc.	584,000	4,651,537
Chicony Electronics Co., Ltd.	1,342,990	3,347,596
China Steel Chemical Corp.	305,000	1,794,906
Chunghwa Telecom Co., Ltd. ADR (a)	129,339	4,084,526
Far Eastern New Century Corp.	3,361,726	3,706,574
Farglory Land Development Co., Ltd.	738,000	1,372,814
Highwealth Construction Corp.	1,060,800	2,339,235
HTC Corp.	105	469
LCY Chemical Corp.	542	686
Lite-On Technology Corp.	2,309,778	3,937,255
Macronix International Co., Ltd. (b)	659	160
Pou Chen Corp.	6,964,000	8,114,107
Quanta Computer, Inc.	2,381,000	5,161,907
Radiant Opto-Electronics Corp.	2,051,300	7,319,381
Ruentex Development Co., Ltd.	3,200,000	6,558,663
Synnex Technology International Corp.	3,073,000	4,812,118
Taiwan Cement Corp.	4,136,000	5,987,107
Taiwan Mobile Co., Ltd.	200	710
TSRC Corp.	749,800	1,338,974
Wistron Corp.	532	516
WPG Holdings, Ltd.	4,357,000	5,128,136

		69,657,590

THAILAND — 4.9%
Advanced Info Service PCL	30	245
Advanced Info Service PCL, NVDR	438,849	3,577,573
BTS Group Holdings PCL	16,926,549	4,734,888
Delta Electronics Thai PCL, NVDR (a)	1,143,600	1,800,585
Land and Houses PCL, NVDR	14,855,045	5,128,980
Shin Corp. PCL, NVDR	1,716,957	4,528,419
Thai Oil PCL	2,245,100	4,144,966
Tisco Financial Group PCL, NVDR (a)	2,170,300	2,619,208

		26,534,864

TURKEY — 7.8%
Arcelik AS	881,718	5,121,579
Aygaz AS	518,983	2,319,305
Dogus Otomotiv Servis ve Ticaret AS	448,449	1,937,585
Ford Otomotiv Sanayi AS	243,338	3,344,191
Tekfen Holding AS	1,479,609	3,342,716
Tofas Turk Otomobil Fabrikasi AS	783,961	4,766,899
Tupras-Turkiye Petrol Rafinerileri AS	449,067	9,479,280
Turk Telekomunikasyon AS	2,648,731	9,192,027
Turk Traktor ve Ziraat Makineleri AS	83,632	2,439,275

		41,942,857

TOTAL COMMON STOCKS —
(Cost $563,993,938)		532,366,680

SHORT TERM INVESTMENTS — 13.5%
UNITED STATES — 13.5%
MONEY MARKET FUNDS — 13.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	64,648,844	64,648,844
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	8,225,333	8,225,333

TOTAL SHORT TERM INVESTMENTS —
(Cost $72,874,177)		72,874,177

TOTAL INVESTMENTS — 112.4%
(Cost $636,868,115)		605,240,857
OTHER ASSETS & LIABILITIES — (12.4)%		(66,589,687)

NET ASSETS — 100.0%		$538,651,170

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.5%
BRAZIL — 19.2%
Banco Bradesco SA Preference Shares ADR (a)	581,630	$8,073,024
BRF SA ADR	184,588	4,527,944
Companhia de Bebidas das Americas Preference Shares ADR	209,090	8,018,602
Gerdau SA ADR (a)	248,766	1,855,794
Itau Unibanco Holding SA Preference Shares ADR	698,826	9,867,423
Petroleo Brasileiro SA ADR	441,054	6,831,926
Ultrapar Participacoes SA ADR	115,806	2,847,670
Vale SA ADR (a)	357,820	5,585,570

		47,607,953

CHINA — 40.9%
Agricultural Bank of China, Ltd. (a)	6,491,000	2,988,062
Baidu, Inc. ADR (b)	73,328	11,379,039
Bank of China, Ltd.	18,800,254	8,581,768
China Construction Bank Corp.	22,480,610	17,305,822
China Life Insurance Co., Ltd.	2,016,000	5,225,122
China Merchants Bank Co., Ltd. (a)	1,246,360	2,266,065
China Petroleum & Chemical Corp.	6,069,174	4,750,377
China Shenhua Energy Co., Ltd.	925,500	2,816,425
China Telecom Corp., Ltd.	3,812,610	1,897,665
Industrial & Commercial Bank of China	22,590,960	15,759,475
PetroChina Co., Ltd.	5,772,171	6,371,222
Ping An Insurance Group Co. of China, Ltd. (a)	507,500	3,772,638
Tencent Holdings, Ltd.	288,600	15,138,647
Want Want China Holdings, Ltd.	1,909,000	2,899,753

		101,152,080

HONG KONG — 12.2%
China Mobile, Ltd.	1,452,500	16,229,103
China Overseas Land & Investment, Ltd. (a)	1,050,560	3,095,401
China Unicom (Hong Kong), Ltd. (a)	1,158,000	1,806,773
CNOOC, Ltd.	4,436,221	9,026,720

		30,157,997

INDIA — 6.2%
HDFC Bank, Ltd. ADR	107,510	3,309,158
ICICI Bank, Ltd. ADR	77,036	2,348,057
Infosys Technologies, Ltd. ADR	133,787	6,436,493
Reliance Industries, Ltd. GDR (c)	120,922	3,179,039

		15,272,747

RUSSIA — 21.0%
Gazprom OAO ADR	1,648,440	14,522,756
Lukoil OAO ADR (d)	142,293	9,021,376
Lukoil OAO ADR (d)	1,675	106,463
MMC Norilsk Nickel OJSC ADR (a)	196,071	2,829,304
Mobile Telesystems OJSC ADR (b)	142,301	3,167,620
NovaTek OAO GDR	36,598	4,838,256
Rosneft Oil Co. GDR	287,896	2,331,958
Sberbank of Russia ADR (d)	14,597	175,602
Sberbank of Russia ADR (d)	701,694	8,455,413
Surgutneftegas OJSC ADR (a)	269,097	2,310,198
Tatneft OAO ADR	63,435	2,483,480
Uralkali OJSC GDR	68,809	1,789,034

		52,031,460

TOTAL COMMON STOCKS —
(Cost $278,671,369)		246,222,237

SHORT TERM INVESTMENTS — 5.1%
UNITED STATES — 5.1%
MONEY MARKET FUNDS — 5.1%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	11,751,632	11,751,632
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	762,677	762,677

TOTAL SHORT TERM INVESTMENTS —
(Cost $12,514,309)		12,514,309

TOTAL INVESTMENTS — 104.6%
(Cost $291,185,678)		258,736,546
OTHER ASSETS & LIABILITIES — (4.6)%		(11,295,865)

NET ASSETS — 100.0%		$247,440,681

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.3% of net assets as of September 30, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.7%
CZECH REPUBLIC — 3.3%
CEZ AS	47,309	$1,221,796
Komercni Banka AS	3,220	715,915
Telefonica O2 Czech Republic AS (a)	19,369	307,162
Unipetrol (b)	31,726	286,189

		2,531,062

HUNGARY — 3.2%
Magyar Telekom Telecommunications PLC	157,243	218,970
MOL Hungarian Oil and Gas NyRt (a)	9,770	707,165
OTP Bank NyRt	40,810	807,882
Richter Gedeon NyRt	41,826	728,065

		2,462,082

NETHERLANDS — 2.5%
VimpelCom, Ltd. ADR	68,543	805,380
Yandex NV (a)(b)	30,668	1,116,929

		1,922,309

POLAND — 15.7%
Agora SA (b)	42,084	131,449
Asseco Poland SA	20,390	317,853
Bank Pekao SA	26,016	1,487,700
BRE Bank SA	4,774	688,380
Echo Investment SA (b)	124,697	267,251
Getin Holding SA	77,205	98,686
Getin Noble Bank SA (b)	225,938	172,267
Globe Trade Centre SA (b)	50,209	116,455
ING Bank Slaski SA (b)	19,549	701,422
KGHM Polska Miedz SA	31,372	1,239,201
LPP SA	6	16,627
Lubelski Wegiel Bogdanka SA	9,279	325,501
Netia SA (b)	373,546	586,377
Orbis SA	6,212	70,608
Polska Grupa Energetyczna SA	94,979	506,311
Polski Koncern Naftowy Orlen SA	54,940	777,063
Powszechna Kasa Oszczednosci Bank Polski SA	134,284	1,596,007
Powszechny Zaklad Ubezpieczen SA	7,860	1,067,892
Rovese SA (b)	227,612	129,793
Tauron Polska Energia SA	370,286	568,211
Telekomunikacja Polska SA	289,746	770,428
TVN SA	74,132	335,333

		11,970,815

RUSSIA — 56.3%
Etalon Group, Ltd. GDR (b)	11,182	54,121
Eurasia Drilling Co., Ltd. GDR	4,461	177,994
Evraz PLC (b)	94,262	195,389
Federal Hydrogenerating Co. JSC ADR	162,012	254,359
Gazprom Neft JSC ADR (b)	21,384	467,454
Gazprom OAO ADR	1,067,447	9,404,208
Globaltrans Investment PLC GDR	13,190	191,255
Integra Group Holdings GDR (b)	2,623	37,876
LSR Group OJSC GDR	32,948	139,864
Lukoil OAO ADR	97,026	6,151,448
Magnit OJSC GDR	39,229	2,422,391
Mail.ru Group, Ltd. GDR	7,236	276,415
Mechel OAO, ADR (b)	23,778	76,327
MegaFon OAO GDR	6,082	214,391
MMC Norilsk Nickel OJSC ADR (a)	161,657	2,332,711
Mobile Telesystems OJSC	36,625	365,249
Mobile Telesystems OJSC ADR (b)	85,741	1,908,595
NovaTek OAO GDR	23,827	3,149,929
Novolipetsk Steel OJSC GDR (a)	7,580	123,175
O’Key Group SA GDR	6,142	73,090
Pharmstandard GDR (b)	8,216	116,667
Phosagro OAO GDR	3,612	36,553
PIK Group GDR (b)	58,951	116,075
Polymetal International PLC	40,305	426,865
Rosneft Oil Co. GDR	218,852	1,772,701
Rostelecom ADR	40,164	752,673
Sberbank	1,719,353	5,183,849
Severstal GDR (a)	58,878	506,940
Sistema JSFC GDR	26,598	691,282
Surgutneftegas OJSC ADR (a)	207,995	1,785,637
Tatneft OAO ADR	36,425	1,426,039
TMK OAO GDR	7,435	96,209
Uralkali OJSC GDR	48,239	1,254,214
VTB Bank OJSC GDR	249,520	658,733
X5 Retail Group NV GDR (a)(b)	11,967	198,174

		43,038,852

TURKEY — 18.4%
Akbank TAS	274,014	1,007,818
Anadolu Anonim Turk Sigorta (b)	297,067	189,444
Anadolu Efes Biracilik Ve Malt Sanayii AS	62,720	725,535
Arcelik AS	130,296	756,842
Asya Katilim Bankasi AS (b)	89,394	84,407
BIM Birlesik Magazalar AS	31,258	642,822
Coca-Cola Icecek AS	4,145	105,528
Dogan Sirketler Grubu Holdings AS (b)	306,008	133,123
Dogan Yayin Holding AS (b)	706,679	234,063
Dogus Otomotiv Servis ve Ticaret AS	151,412	654,196
Enka Insaat ve Sanayi AS	147,083	436,265
Eregli Demir ve Celik Fabrikalari TAS	396,525	501,819
Haci Omer Sabanci Holding AS	143,589	692,799
KOC Holding AS	195,793	902,089
Koza Altin Isletmeleri AS	1,904	30,214
Tupras-Turkiye Petrol Rafinerileri AS	26,982	569,559
Turk Hava Yollari Anonim Ortakligi	384,822	1,464,829
Turk Telekomunikasyon AS	47,612	165,230
Turkcell Iletisim Hizmetleri AS (b)	165,452	973,319
Turkiye Garanti Bankasi AS	553,368	2,177,526
Turkiye Halk Bankasi AS	36,416	266,434
Turkiye Is Bankasi (Class C)	232,949	614,948
Ulker Biskuvi Sanayi AS	7,603	51,868
Vestel Elektronik Sanayi (b)	154,824	145,421
Yapi ve Kredi Bankasi AS	258,178	574,339

		14,100,437

UNITED KINGDOM — 0.3%
Polyus Gold International, Ltd.	81,143	251,637

TOTAL COMMON STOCKS —
(Cost $101,502,100)		76,277,194

See accompanying notes to financial statements.

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 4.6%
UNITED STATES — 4.6%
MONEY MARKET FUNDS — 4.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	3,486,432	$3,486,432
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	42,146	42,146

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,528,578)		3,528,578

TOTAL INVESTMENTS — 104.3%
(Cost $105,030,678)		79,805,772
OTHER ASSETS & LIABILITIES — (4.3)%		(3,320,334)

NET ASSETS — 100.0%		$76,485,438

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.5%
BERMUDA — 0.1%
Cosan, Ltd.	2,307	$35,496

BRAZIL — 55.0%
AES Tiete SA Preference Shares	22,926	221,428
All America Latina Logistica SA	55,456	218,232
Anhanguera Educacional Participacoes SA	18,100	107,817
B2W Cia Digital (a)	9,639	61,357
Banco Bradesco SA Preference Shares ADR (b)	189,337	2,627,998
Banco do Brasil SA	54,254	630,024
Banco do Brasil SA ADR (b)	20,762	243,954
Banco Santander Brazil SA ADS (b)	57,826	401,891
BB Seguridade Participacoes SA	35,856	351,304
Bematech SA	16,100	56,414
BM&FBOVESPA SA	185,029	1,029,024
BR Malls Participacoes SA	29,653	267,750
BR Properties SA	15,680	138,764
Bradespar SA Preference Shares	31,899	352,515
Braskem SA Preference Shares ADR (a)(b)	14,522	231,626
BRF — Brasil Foods SA	19,123	463,890
BRF — Brasil Foods SA ADR	35,944	881,706
CCR SA	79,661	620,884
Centrais Eletricas Brasileiras SA	4,375	12,284
Centrais Eletricas Brasileiras SA ADR (b)	31,845	89,484
CETIP SA — Balcao Organizado de Ativos e Derivativos	18,637	196,580
Cia Hering	11,367	171,778
Cielo SA	24,811	668,076
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	14,347	660,249
Companhia de Bebidas das Americas Preference Shares ADR	67,957	2,606,151
Companhia de Saneamento Basico do Estado de Sao Paulo	47,998	466,601
Companhia Energetica de Minas Gerais ADR (b)	66,844	577,532
Companhia Energetica de Sao Paulo Preference Shares	28,161	299,188
Companhia Paranaense de Energia Preference Shares	15,410	217,715
Companhia Siderurgica Nacional SA ADR (b)	78,408	334,802
Cosan SA Industria e Comercio	18,254	350,311
CPFL Energia SA ADR (b)	8,264	142,554
Cremer SA	11,000	72,788
Cyrela Brazil Realty SA	38,251	287,821
Cyrela Commercial Properties SA Empreendimentos e Participacoes	29,809	279,336
Diagnosticos da America SA	17,820	93,501
Duratex SA	68,217	404,206
Empresa Brasileira de Aeronautica SA	54,515	436,404
Estacio Participacoes SA	9,000	69,621
Fibria Celulose SA ADR (a)(b)	27,112	312,330
Gafisa SA (a)	26,922	43,297
Gerdau SA ADR (b)	52,716	393,261
Gerdau SA Preference Shares	10,254	76,466
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	17,474	83,129
Hypermarcas SA	27,797	223,270
Investimentos Itau SA	57,407	272,071
Investimentos Itau SA Preference Shares	295,768	1,195,801
Itau Unibanco Holding SA Preference Shares ADR	219,656	3,101,543
JBS SA	84,830	295,336
Kepler Weber SA	6,600	71,988
Klabin SA Preference Shares	47,171	247,081
Kroton Educacional SA	17,048	241,316
Linx SA	3,989	66,751
LLX Logistica SA (a)	49,830	36,935
Lojas Americanas SA Preference Shares	82,773	605,352
Lojas Renner SA	17,127	488,793
M Dias Branco SA	1,043	47,791
Metalurgica Gerdau SA Preference Shares	45,786	435,225
MMX Mineracao e Metalicos SA (a)	15,354	10,691
MRV Engenharia e Participacoes SA	9,664	39,549
Multiplan Empreendimentos Imobiliarios SA	7,057	168,020
Natura Cosmeticos SA	21,819	485,182
OGX Petroleo e Gas Participacoes SA (a)	69,082	6,517
OGX Petroleo e Gas Participacoes SA ADR (a)(b)	54,360	6,143
Oi SA	441	897
Oi SA ADR (b)(c)	12,977	25,175
Oi SA ADR (b)(c)	84,453	155,394
Oi SA Preference Shares	4,809	9,246
PDG Realty SA Empreendimentos e Participacoes (a)	100,142	110,667
Petroleo Brasileiro SA ADR (b)(c)	179,941	3,010,413
Petroleo Brasileiro SA ADR (c)	99,381	1,539,412
Qualicorp SA (a)	8,899	80,953
Souza Cruz SA	55,467	659,061
Telefonica Brasil SA Preference Shares	32,155	710,254
Tim Participacoes SA	19,462	89,876
Tim Participacoes SA ADR	18,647	439,510
Totvs SA	11,159	187,934
Tractebel Energia SA ADR (b)	2,910	47,885
Ultrapar Participacoes SA ADR	37,587	924,264
Usinas Siderurgicas de Minas Gerais SA ADR (a)	55,430	260,521
Usinas Siderurgicas de Minas Gerais SA Preference Shares (a)	15,812	74,725
Vale SA ADR (b)	88,363	1,379,346
Vale SA Preference Shares ADR	186,421	2,649,042
Weg SA	17,800	215,898

		38,867,871

CHILE — 10.4%
Almendral SA	1,938,430	241,088
Antarchile SA	29,982	459,268
Banco de Chile ADR (b)	4,749	435,483

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Banco de Credito e Inversiones	7,665	$456,192
Banco Santander Chile ADR (b)	5,669	149,038
CAP SA	12,098	269,205
Cencosud SA	151,361	677,828
Compania General de Electricidad SA	79,517	489,417
Empresa Nacional de Electricidad SA ADR (b)	13,755	577,572
Empresas CMPC SA	166,135	507,325
Empresas COPEC SA	56,750	800,527
Enersis SA ADR	42,892	688,846
Gasco SA	4,089	46,225
Latam Airlines Group SA, ADR (b)	28,225	425,633
SACI Falabella	98,027	942,633
Sociedad Quimica y Minera de Chile SA ADR (b)	5,301	161,946

		7,328,226

COLOMBIA — 5.9%
Almacenes Exito SA	18,678	319,612
Banco Davivienda SA Preference Shares	10,741	142,665
Banco de Bogota SA	5,564	197,307
BanColombia SA ADR	11,449	658,775
Bolsa de Valores de Colombia	1,915,586	23,414
Celsia SA ESP	19,599	63,846
Cementos Argos SA	3,851	20,201
Corp Financiera Colombiana SA	6,935	142,462
Ecopetrol SA, ADR (b)	17,175	790,050
Empresa de Energia de Bogota SA	162,525	131,295
Empresa de Telecomunicaciones de Bogota	92,585	18,941
Grupo Argos SA	27,515	325,336
Grupo Aval Acciones y Valores	136,163	99,285
Grupo Aval Acciones y Valores Preference Shares	400,964	292,367
Grupo de Inversiones Suramericana SA	20,041	400,757
Grupo Nutresa SA	22,544	321,905
Grupo Odinsa SA	2,771	12,792
Interconexion Electrica SA ESP	28,614	141,847
Isagen SA ESP (a)	62,715	96,065

		4,198,922

LUXEMBOURG — 0.1%
Ternium SA ADR	1,700	40,834

MEXICO — 24.9%
Alfa SAB de CV (Class A)	315,444	845,418
Alsea SAB de CV	8,200	22,836
America Movil SAB de CV (b)	3,812,657	3,765,230
Arca Continental SAB de CV	24,800	153,656
Banregio Grupo Financiero SAB de CV	3,200	18,057
Bolsa Mexicana de Valores SAB de CV	10,300	24,624
Cemex SAB de CV (a)(b)	985,797	1,097,847
Coca-Cola Femsa SAB de CV	25,200	315,733
Compartamos SAB de CV	56,000	103,970
Controladora Comercial Mexicana SAB de CV	8,900	37,375
Corporacion GEO SAB de CV (a)(b)(d)	71,361	0
Desarrolladora Homex SAB de CV (a)	35,167	12,423
El Puerto de Liverpool SAB de CV	4,400	49,402
Empresas ICA SAB de CV (a)(b)	63,965	135,668
Fibra Uno Administracion SA de CV	98,800	272,148
Fomento Economico Mexicano SAB de CV (b)	169,919	1,639,329
Genomma Lab Internacional SAB de CV (Class B) (a)	46,400	105,322
Gruma SAB de CV (Class B) (a)	20,000	110,941
Grupo Aeroportuario del Pacifico SAB de CV (Class B)	11,000	55,795
Grupo Aeroportuario del Sureste SAB de CV (b)	33,883	368,180
Grupo Bimbo SAB de CV (b)	281,068	868,799
Grupo Carso SA de CV (b)	82,898	440,317
Grupo Elektra SA de CV	5,723	181,432
Grupo Financiero Banorte SAB de CV	182,587	1,133,631
Grupo Financiero Inbursa SA	269,483	613,943
Grupo Financiero Santander Mexico SAB de CV (Class B)	65,000	178,847
Grupo Mexico SAB de CV	247,872	736,625
Grupo Televisa SA de CV (Series CPO) (b)	164,012	911,652
Grupo Televisa SA de CV ADR	1,313	36,698
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (a)	207,596	468,220
Industrias Penoles SA de CV	10,081	294,739
Inmuebles Carso SAB de CV (a)	60,000	55,835
Kimberly-Clark de Mexico SAB de CV	233,578	676,225
Megacable Holdings SAB de CV	16,500	52,895
Mexichem SAB de CV	12,100	52,440
Minera Frisco SAB de CV (a)(b)	57,913	148,921
OHL Mexico SAB de CV (a)	25,000	65,616
Promotora y Operadora de Infraestructura SAB de CV (a)	3,400	32,487
TV Azteca SAB de CV	300,556	169,186
Urbi Desarrollos Urbanos SA de CV (a)(b)(d)	86,307	0
Wal-Mart de Mexico SAB de CV (b)	502,754	1,314,579

		17,567,041

PERU — 3.1%
Alicorp SA	39,734	127,174
Compania de Minas Buenaventura SA ADR	18,871	220,979
Compania Minera Milpo SA	114,248	78,474
Credicorp, Ltd.	7,260	932,620
Grana y Montero SA	11,097	44,098
Minsur SA	268,865	121,829
Southern Copper Corp. (b)	18,460	502,850
Volcan Compania Minera SAA (Class B)	322,410	144,932

		2,172,956

TOTAL COMMON STOCKS —
(Cost $92,204,629)		70,211,346

SHORT TERM INVESTMENTS — 15.8%
UNITED STATES — 15.8%
MONEY MARKET FUNDS — 15.8%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	11,046,198	11,046,198

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	115,178	$115,178

TOTAL SHORT TERM INVESTMENTS —
(Cost $11,161,376)		11,161,376

TOTAL INVESTMENTS — 115.3%
(Cost $103,366,005)		81,372,722
OTHER ASSETS & LIABILITIES — (15.3)%		(10,797,687)

NET ASSETS — 100.0%		$70,575,035

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.6%
EGYPT — 3.3%
Arab Cotton Ginning	35,185	$26,651
Commercial International Bank Egypt SAE	106,324	583,956
Eastern Tobacco	15,123	207,154
Egyptian Financial Group-Hermes Holding (a)	96,932	103,521
Egyptian Kuwait Holding Co.	122,438	105,297
ElSwedy Electric Co.	18,774	65,108
Ezz Steel (a)	49,715	83,393
Global Telecom Holding (a)	95,711	300,437
Juhayna Food Industries	71,333	105,371
Maridive & Oil Services SAE (a)	36,670	39,237
Palm Hills Developments SAE (a)	94,586	32,254
Sidi Kerir Petrochemicals Co.	55,201	121,911
Six of October Development & Investment Co. (a)	23,167	73,788
Talaat Moustafa Group (a)	258,735	187,719
Telecom Egypt	90,026	176,876

		2,212,673

MOROCCO — 2.8%
Attijariwafa Bank	19,110	731,459
Banque Centrale Populaire	14,734	336,776
Banque Marocaine du Commerce Exterieur	15,497	383,594
Banque Marocaine pour le Commerce et l’Industrie SA	1,784	168,019
Douja Promotion Groupe Addoha SA	15,064	85,489
Maroc Telecom	18,892	216,706

		1,922,043

SOUTH AFRICA — 93.5%
Acucap Properties, Ltd.	21,784	97,104
Adcock Ingram Holdings, Ltd. (b)	34,692	236,307
Adcorp Holdings, Ltd.	11,249	36,328
AECI, Ltd.	29,752	353,284
Afgri, Ltd.	78,347	51,381
African Bank Investments, Ltd. (b)	155,875	258,662
African Oxygen, Ltd.	21,230	46,473
African Rainbow Minerals, Ltd.	19,620	384,085
Allied Electronics Corp., Ltd. Preference Shares	43,665	98,709
Anglo Platinum, Ltd. (a)(b)	10,066	436,288
AngloGold Ashanti, Ltd.	73,870	986,671
Aquarius Platinum, Ltd. (a)(b)	75,499	62,354
ArcelorMittal South Africa, Ltd. (a)	27,170	95,438
Aspen Pharmacare Holdings, Ltd. (a)	60,091	1,568,889
Assore, Ltd. (b)	10,561	457,333
Astral Foods, Ltd. (b)	8,613	81,305
Aveng, Ltd.	79,530	192,824
AVI, Ltd.	52,963	314,976
Barclays Africa Group, Ltd. (b)	65,445	958,549
Barloworld, Ltd.	45,711	433,230
Bidvest Group, Ltd.	57,661	1,442,134
Blue Label Telecoms, Ltd.	51,459	40,906
Brait SE (a)(b)	77,508	329,248
Business Connexion Group, Ltd.	59,973	31,286
Capital Property Fund	357,144	375,465
Capitec Bank Holdings, Ltd.	1,855	37,049
Cashbuild, Ltd.	2,817	41,833
City Lodge Hotels, Ltd.	5,280	63,851
Clicks Group, Ltd. (b)	62,795	341,625
Clover Industries, Ltd.	21,537	35,846
Coronation Fund Managers, Ltd.	43,627	297,385
DataTec, Ltd.	58,767	347,390
Discovery Holdings, Ltd.	73,032	588,392
DRDGOLD, Ltd.	96,918	56,338
Emira Property Fund	45,523	66,585
EOH Holdings, Ltd.	5,595	39,679
Eqstra Holdings, Ltd.	78,847	61,895
Exxaro Resources, Ltd. (b)	36,622	598,616
Famous Brands, Ltd.	8,815	87,592
FirstRand, Ltd. (b)	492,259	1,638,621
Fountainhead Property Trust	353,545	276,477
Gold Fields, Ltd.	148,810	681,521
Grindrod, Ltd.	100,356	248,503
Group Five, Ltd.	21,896	95,732
Growthpoint Properties, Ltd.	261,875	641,433
Harmony Gold Mining Co., Ltd.	75,890	261,293
Hosken Consolidated Investments, Ltd.	9,273	120,900
Hudaco Industries, Ltd.	4,968	49,360
Hyprop Investments, Ltd.	47,873	348,924
Illovo Sugar, Ltd.	40,236	127,940
Impala Platinum Holdings, Ltd.	103,081	1,268,776
Imperial Holdings, Ltd.	38,276	829,131
Investec, Ltd.	35,129	230,278
JD Group, Ltd. (b)	29,304	91,141
JSE, Ltd. (b)	15,615	133,438
Kumba Iron Ore, Ltd. (b)	16,217	747,702
Lewis Group, Ltd. (b)	17,726	115,070
Liberty Holdings, Ltd.	21,947	255,153
Life Healthcare Group Holdings, Ltd.	173,522	616,239
Massmart Holdings, Ltd. (b)	18,813	314,281
Medi-Clinic Corp., Ltd.	74,350	548,773
Merafe Resources, Ltd. (a)	329,657	20,637
MMI Holdings, Ltd. (b)	249,456	604,817
Mondi, Ltd.	26,164	444,700
Mpact, Ltd.	36,104	96,074
Mr. Price Group, Ltd.	55,013	760,110
MTN Group, Ltd.	309,230	6,022,515
Murray & Roberts Holdings, Ltd. (a)	84,733	231,540
Nampak, Ltd.	118,978	368,978
Naspers, Ltd.	81,912	7,556,863
Nedbank Group, Ltd. (b)	46,637	947,685
Netcare, Ltd.	258,604	616,718
Northam Platinum, Ltd. (a)	71,729	302,204
Oceana Group, Ltd.	6,369	53,313
Omnia Holdings, Ltd.	9,946	199,627
Pick n Pay Stores, Ltd. (b)	66,897	276,595
Pick’ n Pay Holdings, Ltd. (b)	47,899	92,097
Pioneer Foods, Ltd.	18,224	158,450
PPC, Ltd.	113,581	340,842
PSG Group, Ltd.	9,620	78,069
Raubex Group, Ltd.	27,094	63,133
Redefine Properties, Ltd.	526,253	509,846
Remgro, Ltd.	97,777	1,884,858
Resilient Property Income Fund, Ltd.	46,455	247,975

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Reunert, Ltd.	35,327	$255,060
RMB Holdings, Ltd.	130,404	598,002
RMI Holdings	159,754	424,794
SA Corporate Real Estate Fund	385,215	153,110
Sanlam, Ltd.	379,191	1,765,633
Santam, Ltd.	1,985	36,884
Sappi, Ltd. (a)	111,089	278,723
Sasol, Ltd. (b)	101,003	4,806,694
Shoprite Holdings, Ltd.	71,365	1,172,900
Sibanye Gold, Ltd.	162,501	203,454
Standard Bank Group, Ltd.	265,554	3,163,295
Steinhoff International Holdings, Ltd. (a)(b)	306,404	1,088,455
Sun International, Ltd.	16,549	160,643
Super Group, Ltd. (a)	59,142	143,099
Telkom SA, Ltd. (a)	43,488	105,568
The Foschini Group, Ltd. (b)	38,619	399,324
The Spar Group, Ltd.	35,454	426,981
Tiger Brands, Ltd. (b)	35,499	1,055,084
Times Media Group, Ltd. (a)	2,723	5,409
Tongaat Hulett, Ltd.	17,503	208,827
Trencor, Ltd.	19,128	131,147
Truworths International, Ltd. (b)	88,568	792,063
Tsogo Sun Holdings, Ltd.	41,400	104,901
Vodacom Group, Ltd. (b)	53,622	663,099
Wilson Bayly Holmes-Ovcon, Ltd.	16,263	258,560
Woolworths Holdings, Ltd.	159,497	1,175,812

		63,129,158

TOTAL COMMON STOCKS —
(Cost $75,685,468)		67,263,874

SHORT TERM INVESTMENTS — 12.7%
UNITED STATES — 12.7%
MONEY MARKET FUNDS — 12.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	8,586,936	8,586,936
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	1,692	1,692

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,588,628)		8,588,628

TOTAL INVESTMENTS — 112.3%
(Cost $84,274,096)		75,852,502
OTHER ASSETS & LIABILITIES — (12.3)%		(8,317,736)

NET ASSETS — 100.0%		$67,534,766

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 98.8%
AUSTRALIA — 7.1%
Abacus Property Group	402,924	$851,464
Alumina, Ltd. (a)(b)	301,678	289,136
Amcor, Ltd.	69,184	676,662
AMP, Ltd.	127,339	548,905
Ansell, Ltd. (b)	55,468	1,082,948
APA Group	73,361	409,519
Aristocrat Leisure, Ltd. (b)	113,022	488,247
Australia & New Zealand Banking Group, Ltd.	98,713	2,841,042
BHP Billiton, Ltd.	152,812	5,106,774
Billabong International, Ltd. (a)(b)	80,079	28,079
BlueScope Steel, Ltd. (a)	31,685	138,655
Brambles, Ltd.	107,599	916,561
Bunnings Warehouse Property Trust	146,128	311,532
Commonwealth Bank of Australia	66,239	4,410,516
Computershare, Ltd.	63,367	587,773
CSL, Ltd.	31,441	1,881,529
CSR, Ltd. (b)	108,045	247,517
DUET Group	581,810	1,185,966
Envestra, Ltd.	467	478
GWA International, Ltd.	251,527	714,978
Harvey Norman Holdings, Ltd. (b)	187,260	556,810
Hills Industries, Ltd.	215,138	372,155
Insurance Australia Group, Ltd.	142,621	782,810
Lend Lease Group	87,409	830,395
Macquarie Group, Ltd.	22,218	995,327
National Australia Bank, Ltd.	79,917	2,564,609
Newcrest Mining, Ltd.	37,291	407,967
Origin Energy, Ltd.	74,600	983,541
OZ Minerals, Ltd. (b)	37,979	157,319
Perpetual, Ltd.	16,759	614,910
QBE Insurance Group, Ltd.	49,785	682,910
Rio Tinto, Ltd.	23,377	1,349,553
Santos, Ltd.	57,601	812,206
Shopping Centres Australasia Property Group (b)	14,386	20,581
Sonic Healthcare, Ltd.	57,879	876,198
Suncorp Group, Ltd.	95,253	1,164,096
Sydney Airport	203,260	746,929
Tatts Group, Ltd.	282,449	818,722
Toll Holdings, Ltd.	63,648	346,967
Treasury Wine Estates, Ltd.	41,183	170,206
Wesfarmers, Ltd.	64,570	2,483,271
Westfield Group	75,532	777,594
Westfield Retail Trust	64,319	178,620
Westpac Banking Corp.	111,153	3,401,746
Woodside Petroleum, Ltd.	34,366	1,231,050
Woolworths, Ltd.	73,931	2,419,520
WorleyParsons, Ltd.	18,527	421,311

		48,885,604

AUSTRIA — 0.3%
Erste Group Bank AG	13,301	420,594
OMV AG	13,109	647,693
Voestalpine AG	13,884	664,277

		1,732,564

BELGIUM — 1.1%
Ageas	17,302	701,221
Anheuser-Busch InBev NV	33,143	3,301,097
Bekaert NV	3,672	137,288
Delhaize Group	9,408	593,330
Gimv NV	11,365	561,525
KBC Groep NV	10,058	494,429
UCB SA	12,642	769,907
Umicore (b)	18,411	894,951

		7,453,748

CANADA — 8.7%
AGF Management, Ltd. (b)	24,810	307,741
Agnico-Eagle Mines, Ltd.	10,472	277,922
Agrium, Inc. (b)	14,018	1,180,600
ARC Resources, Ltd. (b)	13,898	355,191
Bank of Montreal (b)	22,478	1,503,417
Bank of Nova Scotia (b)	44,627	2,561,526
Barrick Gold Corp.	44,915	838,087
BCE, Inc. (b)	10,212	437,331
Blackberry, Ltd. (a)(b)	24,075	189,714
Bombardier, Inc. (Class B)	110,430	514,602
Brookfield Asset Management, Inc. (Class A)	27,046	1,014,061
Cameco Corp. (b)	29,571	534,516
Canadian Imperial Bank of Commerce (b)	16,566	1,322,508
Canadian National Railway Co.	25,791	2,618,744
Canadian Natural Resources, Ltd.	56,506	1,779,452
Canadian Oil Sands, Ltd.	25,797	500,932
Canadian Pacific Railway, Ltd.	13,261	1,639,596
Canadian Western Bank (b)	31,405	944,686
Cenovus Energy, Inc. (b)	28,641	856,527
CGI Group, Inc. (Class A) (a)	32,863	1,155,752
Crescent Point Energy Corp. (b)	26,512	1,005,903
Eldorado Gold Corp.	24,590	166,262
Enbridge, Inc.	32,951	1,379,076
EnCana Corp. (b)	35,146	608,618
Fairfax Financial Holdings, Ltd.	1,594	645,974
First Quantum Minerals, Ltd. (b)	32,571	607,755
Fortis, Inc. (b)	9,289	282,764
Gildan Activewear, Inc.	18,658	867,645
Goldcorp, Inc.	37,377	974,515
Husky Energy, Inc. (b)	25,770	742,589
IAMGOLD Corp.	31,460	150,582
Imperial Oil, Ltd.	22,438	987,324
Intact Financial Corp.	5,253	315,722
Kinross Gold Corp.	40,874	206,378
Magna International, Inc. (Class A)	21,088	1,742,801
Manulife Financial Corp. (b)	77,400	1,283,098
National Bank of Canada	6,966	576,513
New Gold, Inc. (a)	22,260	132,967
Nordion, Inc. (a)	41,116	354,400
Pacific Rubiales Energy Corp.	13,009	257,421
Pembina Pipeline Corp. (b)	11,463	380,725
Penn West Petroleum, Ltd. (b)	19,022	211,520
Potash Corp. of Saskatchewan, Inc.	46,879	1,468,988
Power Corp. of Canada (b)	13,898	393,454
Power Financial Corp. (b)	11,576	360,941
Richelieu Hardware, Ltd.	28,842	1,241,617

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Rogers Communications, Inc. (Class B) (b)	28,030	$1,207,752
Royal Bank of Canada (b)	59,207	3,801,597
Russel Metals, Inc. (b)	27,128	720,493
Shaw Communications, Inc. (Class B) (b)	30,356	706,407
Sherritt International Corp. (b)	60,654	227,770
Shoppers Drug Mart Corp. (b)	10,212	589,333
Silver Wheaton Corp.	14,858	368,884
SNC-Lavalin Group, Inc.	7,415	305,502
Sun Life Financial, Inc. (b)	28,777	921,066
Suncor Energy, Inc.	81,067	2,904,658
Talisman Energy, Inc.	64,108	737,189
Teck Resources, Ltd. (Class B) (b)	29,900	805,168
TELUS Corp.	27,746	921,538
The Toronto-Dominion Bank (b)	36,641	3,305,853
Thomson Reuters Corp. (b)	15,783	553,073
Tim Hortons, Inc.	7,892	458,671
TMX Group, Ltd.	1,827	87,093
TransCanada Corp. (b)	33,018	1,453,512
Turquoise Hill Resources, Ltd. (a)	18,113	80,177
Valeant Pharmaceuticals International, Inc. (a)	12,536	1,309,822
Yamana Gold, Inc. (b)	50,059	521,580

		59,865,595

CHINA — 0.6%
Chong Hing Bank, Ltd. (b)	250,000	1,062,197
Dah Sing Banking Group, Ltd.	493,527	878,213
Dah Sing Financial Holdings, Ltd.	54,485	314,047
Hongkong Land Holdings, Ltd.	126,000	831,600
Sino Land Co., Ltd.	275,226	405,290
Transport International Holdings, Ltd.	242,800	545,389

		4,036,736

DENMARK — 1.3%
A P Moller — Maersk A/S	123	1,128,502
Danske Bank A/S (a)	37,309	803,786
DSV A/S	34,035	966,136
FLSmidth & Co. A/S (b)	8,746	471,457
GN Store Nord A/S	55,011	1,158,200
Novo Nordisk A/S (Class B)	20,730	3,521,690
SimCorp A/S	24,598	828,170
Vestas Wind Systems A/S (a)	11,924	301,041

		9,178,982

FINLAND — 1.2%
Amer Sports Oyj (Class A)	5,015	101,828
Caverion Corp. (a)	18,635	151,352
Elisa Oyj (b)	20,649	492,506
Fortum Oyj	16,717	376,999
Kemira Oyj	27,371	422,008
Kesko Oyj (Class B)	2,797	83,977
Kone Oyj (Class B)	2,766	246,930
Konecranes Oyj (b)	2,568	86,522
Lassila & Tikanoja Oyj (a)	27,536	562,094
Metso Oyj (b)	12,863	505,645
Neste Oil Oyj (b)	21,707	480,423
Nokia Oyj (a)	161,268	1,060,504
Pohjola Bank PLC	33,931	564,029
Sampo Oyj (Class A)	22,683	975,186
Sanoma Oyj (b)	22,833	190,702
Stockmann Oyj Abp (Class B) (b)	14,628	249,693
Stora Enso Oyj	44,505	377,430
Tikkurila Oyj	6,843	182,482
UPM-Kymmene Oyj (b)	32,409	448,795
Wartsila Oyj (b)	9,107	411,499
YIT Oyj (b)	20,123	280,295

		8,250,899

FRANCE — 7.5%
Accor SA	12,656	526,632
Air Liquide SA (b)	11,082	1,544,369
Alcatel-Lucent (a)	147,891	530,110
Alstom SA	11,436	407,598
AXA SA	74,461	1,726,100
BNP Paribas	38,017	2,573,087
Bourbon SA (b)	12,187	318,556
Bouygues SA (b)	14,012	511,644
Cap Gemini SA	10,588	630,198
Carrefour SA	30,444	1,045,718
Casino Guichard-Perrachon SA	6,035	622,254
CGG (a)	16,392	377,990
Compagnie de Saint-Gobain	23,747	1,176,673
Compagnie Generale des Etablissements Michelin	10,791	1,197,356
Credit Agricole SA (a)	14,877	164,147
Danone	29,834	2,247,011
Edenred	12,656	411,163
EDF SA	11,389	360,443
Essilor International SA	15,171	1,632,631
France Telecom SA	77,409	971,250
GDF Suez	60,469	1,520,027
Groupe Fnac (a)	576	15,384
Hermes International	3,295	1,186,880
Hi-Media SA (a)	87,016	212,021
Kering	5,024	1,126,543
L’Oreal SA	3,658	628,613
Lafarge SA	8,679	604,922
Lagardere SCA	11,526	374,530
LVMH Moet Hennessy Louis Vuitton SA	9,244	1,821,914
Nexans SA	6,298	382,231
Pernod Ricard SA	11,684	1,451,756
Peugeot SA (a)(b)	14,555	239,384
Publicis Groupe SA (b)	15,094	1,201,810
Renault SA	10,151	809,752
Sanofi	44,603	4,526,455
Schneider Electric SA	25,052	2,119,818
Sechilienne-Sidec SA	14,199	285,424
Societe de la Tour Eiffel	4,084	269,782
Societe Generale	27,572	1,374,601
Sodexo	8,595	802,440
Technip SA	7,791	915,313
Total SA (b)	93,449	5,426,102
Unibail-Rodamco SE	3,622	899,196
Valeo SA	10,819	924,402
Vallourec SA	7,993	478,989
Veolia Environnement SA	30,421	519,890
Vinci SA	24,969	1,452,356

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Vivendi SA	46,789	$1,077,028

		51,622,493

GERMANY — 7.1%
Adidas AG	14,370	1,559,658
Allianz SE	19,398	3,051,193
BASF SE	37,721	3,620,229
Bayer AG	34,678	4,091,456
Bayerische Motoren Werke AG	16,316	1,755,188
Bilfinger SE	7,770	816,186
Commerzbank AG (a)	18,613	214,414
Daimler AG	44,505	3,471,272
Deutsche Bank AG	38,177	1,753,962
Deutsche Boerse AG	10,095	759,916
Deutsche Post AG	44,183	1,467,099
Deutsche Telekom AG	125,225	1,816,309
E.ON AG	75,336	1,341,019
Fresenius Medical Care AG & Co. KGaA	12,908	840,273
Fresenius SE	8,720	1,083,828
GEA Group AG	25,050	1,029,306
Henkel AG & Co. KGaA Preference Shares	7,342	757,016
Hochtief AG	6,429	561,580
Infineon Technologies AG	86,984	870,731
K+S AG (b)	9,898	256,714
Lanxess AG	3,429	222,707
Linde AG	6,726	1,332,922
MAN SE	3,511	418,900
Merck KGaA	5,986	934,676
Muenchener Rueckversicherungs- Gesellschaft AG	9,676	1,891,995
OSRAM Licht AG (a)	3,338	156,792
Porsche Automobil Holding SE Preference Shares	9,723	850,236
Puma AG Rudolf Dassler Sport	1,472	442,650
Rheinmetall AG	1,600	91,983
RWE AG	20,106	684,223
Salzgitter AG	3,805	158,202
SAP AG	41,021	3,035,722
Siemens AG	36,060	4,347,254
ThyssenKrupp AG (a)	19,278	461,372
Volkswagen AG	1,732	393,059
Volkswagen AG Preference Shares	6,288	1,483,174
Wincor Nixdorf AG	8,313	519,434

		48,542,650

GREECE — 0.1%
Hellenic Telecommunications Organization SA ADR (a)	80,074	420,869

HONG KONG — 2.2%
Bank of East Asia, Ltd. (b)	203,780	863,191
CLP Holdings, Ltd.	119,500	973,086
Esprit Holdings, Ltd. (b)	169,519	271,487
Hang Lung Group, Ltd.	127,000	677,975
Hang Lung Properties, Ltd.	240,000	817,005
Hong Kong Exchanges and Clearing, Ltd. (b)	76,411	1,224,720
Hopewell Holdings	127,500	426,636
Hysan Development Co., Ltd.	251,841	1,121,978
Li & Fung, Ltd. (b)	492,000	715,623
New World Development Co., Ltd.	621,993	935,177
Pacific Basin Shipping, Ltd. (b)	617,000	420,077
Sands China, Ltd.	94,800	586,147
Sun Hung Kai Properties, Ltd.	115,173	1,566,798
Swire Pacific, Ltd.	65,500	784,633
The Link REIT	321,851	1,579,135
Wheelock & Co., Ltd.	245,000	1,300,007
Wing Hang Bank, Ltd.	61,624	934,474

		15,198,149

IRELAND — 0.6%
CRH PLC	40,545	968,973
DCC PLC	16,735	684,833
Grafton Group PLC	89,169	843,115
Irish Bank Resolution Corp., Ltd. (a)(c)	5,635	0
Kingspan Group PLC	55,416	924,547
UDG Healthcare PLC	117,004	606,324

		4,027,792

ISRAEL — 0.4%
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	7,190	403,749
Shufersal, Ltd.	86,325	371,398
Strauss Group, Ltd.	28,477	500,730
Teva Pharmaceutical Industries, Ltd. ADR	47,596	1,798,177

		3,074,054

ITALY — 1.5%
Assicurazioni Generali SpA	20,800	415,300
Atlantia SpA (b)	29,913	608,591
Banca Piccolo Credito Valtellinese Scarl (a)	56,143	68,778
Banca Popolare dell’Etruria e del Lazio (a)	18,110	14,856
Banca Popolare di Milano Scarl (a)(b)	227,662	128,940
Banco Popolare Societa Cooperativa (a)	129,861	193,365
Davide Campari-Milano SpA	139,426	1,209,786
Enel SpA	163,829	628,045
ENI SpA (b)	97,264	2,231,662
Falck Renewables SpA (a)	239,524	340,119
Fiat SpA (a)	49,422	394,042
Finmeccanica SpA (a)	28,764	172,177
Intesa Sanpaolo SpA	444,590	917,775
Pirelli & C. SpA (b)	67,963	885,482
Saipem SpA	15,279	332,160
Societa Cattolica di Assicurazioni Scrl	16,923	377,292
Telecom Italia SpA	477,795	394,528
UniCredit SpA	192,641	1,228,742

		10,541,640

JAPAN — 19.8%
Advantest Corp. (b)	24,100	277,779
Aeon Co., Ltd.	49,020	674,915
Aoyama Trading Co., Ltd. (b)	37,100	1,011,767
Asahi Breweries, Ltd.	48,336	1,270,406
Asahi Kasei Corp.	122,550	922,950
Astellas Pharma, Inc.	24,510	1,248,917

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Atom Corp. (b)	39,800	$205,642
Bridgestone Corp. (b)	36,765	1,339,464
Canon, Inc.	48,816	1,557,137
Casio Computer Co., Ltd. (b)	61,500	569,090
Central Japan Railway Co.	12,300	1,576,907
Chubu Electric Power Co., Inc. (b)	36,765	504,313
Chugai Pharmaceutical Co., Ltd.	24,780	508,606
Chuo Mitsui Trust Holdings, Inc.	257,550	1,272,986
Colowide Co., Ltd. (b)	57,500	589,503
Credit Saison Co., Ltd.	37,100	1,005,339
Daiichi Sankyo Co., Ltd. (b)	36,765	666,172
Daikin Industries, Ltd. (b)	24,510	1,301,372
Daito Trust Construction Co., Ltd. (b)	12,255	1,225,188
Daiwa Securities Group, Inc. (b)	122,550	1,099,047
DeNA Co., Ltd. (b)	8,100	164,930
Denso Corp.	24,510	1,144,008
East Japan Railway Co. (b)	12,400	1,066,558
Eisai Co., Ltd. (b)	12,351	502,222
FANUC Corp.	10,855	1,793,218
Fast Retailing Co., Ltd. (b)	1,000	375,541
Foster Electric Co., Ltd. (b)	13,900	288,128
FUJIFILM Holdings Corp.	24,510	587,990
Fujitsu, Ltd. (a)	126,513	471,885
Fukuoka Financial Group, Inc. (b)	122,550	553,270
Furukawa Electric Co., Ltd. (b)	121,550	279,952
Hankyu Hanshin Holdings, Inc.	123,513	686,009
Hankyu REIT, Inc.	32	192,734
Heiwa Real Estate REIT, Inc.	350	283,210
Hitachi, Ltd.	240,475	1,585,603
Honda Motor Co., Ltd.	60,875	2,317,127
Hoya Corp.	36,106	853,297
Ibiden Co., Ltd.	12,700	207,471
Ichigo Real Estate Investment Corp.	485	321,768
Industrial & Infrastructure Fund Investment Corp. (b)	20	190,166
Isuzu Motors, Ltd. (b)	129,000	849,264
ITOCHU Corp. (b)	122,550	1,501,198
Japan Digital Laboratory Co., Ltd.	73,720	874,498
Japan Hotel REIT Investment Corp.	846	394,872
Japan Tobacco, Inc. (b)	48,400	1,741,167
JFE Holdings, Inc. (b)	24,510	635,199
JSR Corp.	24,600	456,526
JX Holdings, Inc. (b)	245,700	1,274,510
Kajima Corp. (b)	238,475	969,697
KDDI Corp. (b)	24,600	1,263,531
Kinki Nippon Tourist Co., Ltd. (a)(b)	150,000	235,414
Kintetsu Corp. (b)	239,101	891,832
Kirin Holdings Co., Ltd.	7,000	101,941
Kiyo Holdings, Inc. (a)	367,651	509,560
Komatsu, Ltd. (b)	48,720	1,210,987
Konica Minolta Holdings, Inc.	61,275	514,554
Kubota Corp.	118,550	1,711,953
Kurita Water Industries, Ltd. (b)	13,010	276,177
Kyocera Corp. (b)	24,510	1,301,372
Kyodo Shiryo Co., Ltd.	202,000	236,739
Kyoritsu Maintenance Co., Ltd.	10,200	418,395
Marubeni Corp. (b)	124,550	979,899
Matsuya Co., Ltd. (a)(b)	22,400	288,090
Medipal Holdings Corp.	37,299	460,322
Meiko Network Japan Co., Ltd. (b)	22,300	281,804
MID Reit, Inc.	96	226,976
Milbon Co., Ltd.	8,300	340,459
MISUMI Group, Inc. (b)	36,957	1,071,518
Mitsubishi Corp.	72,938	1,476,228
Mitsubishi Electric Corp.	122,550	1,286,385
Mitsubishi Estate Co., Ltd. (b)	50,925	1,502,969
Mitsubishi Heavy Industries, Ltd. (b)	245,101	1,406,286
Mitsubishi Motors Corp. (a)(b)	36,600	404,325
Mitsubishi UFJ Financial Group, Inc.	475,824	3,040,424
Mitsui & Co., Ltd. (b)	109,426	1,590,232
Mitsui Chemicals, Inc. (b)	122,550	335,959
Mitsui Fudosan Co., Ltd.	33,000	1,108,127
Mitsui OSK Lines, Ltd. (a)	119,550	539,726
Mizuho Financial Group, Inc.	599,700	1,301,769
MS&AD Insurance Group Holdings, Inc.	24,799	646,985
Murata Manufacturing Co., Ltd. (b)	12,300	938,874
NGK Insulators, Ltd.	3,000	45,493
Nidec Corp. (b)	12,300	1,015,338
Nikon Corp. (b)	24,200	422,467
Nintendo Co., Ltd. (b)	300	34,028
Nippon Steel Corp.	401,101	1,361,189
Nippon Suisan Kaisha, Ltd. (a)(b)	196,200	421,892
Nippon Telegraph & Telephone Corp.	12,600	652,311
Nippon Yusen K.K. (b)	122,550	387,164
Nissan Motor Co., Ltd. (b)	97,941	982,155
Nitto Denko Corp. (b)	23,800	1,549,880
NKSJ Holdings, Inc. (b)	25,200	647,431
Nomura Holdings, Inc.	158,585	1,236,357
NTT Data Corp. (b)	12,400	417,651
NTT DoCoMo, Inc. (b)	85,200	1,382,302
Obayashi Corp. (b)	122,550	731,865
Olympus Corp. (a)	13,100	398,240
ORIX Corp.	48,900	794,859
Panasonic Corp. (b)	98,250	949,208
Resona Holdings, Inc.	36,800	188,266
Ringer Hut Co., Ltd. (b)	25,400	364,466
Riso Kyoiku Co., Ltd. (b)	40,006	313,932
Rohm Co., Ltd. (b)	12,300	505,162
Rohto Pharmaceutical Co., Ltd.	7,701	108,697
Sanrio Co., Ltd. (b)	3,900	239,664
Secom Co., Ltd.	12,448	778,912
Sekisui House SI Investment Co. (b)	33	170,843
Seven & I Holdings Co., Ltd.	48,528	1,770,499
Sharp Corp. (a)(b)	8,000	29,350
Shimizu Corp. (b)	123,513	602,932
Shin-Etsu Chemical Co., Ltd.	24,317	1,486,899
Softbank Corp.	48,336	3,344,728
Sony Corp. (b)	48,720	1,041,677
Stanley Electric Co., Ltd. (b)	24,073	511,513
Sumitomo Chemical Co., Ltd.	122,550	467,095
Sumitomo Corp. (b)	73,375	988,553
Sumitomo Electric Industries, Ltd.	48,720	706,037
Sumitomo Metal Mining Co., Ltd. (b)	5,000	70,624
Sumitomo Mitsui Financial Group, Inc. (b)	36,800	1,779,526
Sumitomo Realty & Development Co., Ltd. (b)	4,000	189,758

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

T&D Holdings, Inc.	37,000	$457,763
Taisei Corp. (b)	246,438	1,213,040
Taiyo Yuden Co., Ltd. (b)	25,200	327,953
Takeda Pharmaceutical Co., Ltd. (b)	36,765	1,736,619
Takeuchi Manufacturing Co., Ltd.	34,500	804,795
TDK Corp. (b)	12,255	480,833
Teijin, Ltd. (b)	126,550	291,468
Terumo Corp. (b)	12,448	638,099
The Akita Bank, Ltd. (b)	122,550	330,963
The Aomori Bank, Ltd. (b)	245,101	651,937
The Awa Bank, Ltd.	122,550	663,175
The Bank of Iwate, Ltd. (b)	12,255	590,738
The Bank of Okinawa, Ltd. (b)	12,255	488,951
The Bank of Yokohama, Ltd. (b)	122,550	700,643
The Chiba Bank, Ltd. (b)	118,550	865,037
The Dai-ichi Life Insurance Co., Ltd. (b)	23,000	328,153
The Daisan Bank, Ltd.	367,651	599,482
The Daishi Bank, Ltd.	240,176	866,469
The Eighteenth Bank, Ltd.	241,251	570,397
The Higo Bank, Ltd. (b)	122,550	718,127
The Hokkoku Bank, Ltd. (b)	122,550	465,846
The Hyakugo Bank, Ltd.	122,550	504,563
The Kansai Electric Power Co., Inc. (a)	44,800	575,266
The Musashino Bank, Ltd.	12,255	447,737
The Nanto Bank, Ltd. (b)	120,550	485,271
The Ogaki Kyoritsu Bank, Ltd.	122,550	353,444
The San-In Godo Bank, Ltd. (b)	117,550	912,847
The Shiga Bank, Ltd.	122,550	695,647
The Shikoku Bank, Ltd. (b)	240,101	552,997
The Toho Bank, Ltd. (b)	245,101	754,349
The Tokyo Electric Power Co., Inc. (a)	49,375	307,446
The Yamagata Bank, Ltd. (b)	130,176	577,086
The Yamanashi Chuo Bank, Ltd.	122,550	509,558
Tohoku Electric Power Co., Inc. (a)	38,900	478,098
Tokio Marine Holdings, Inc.	36,765	1,200,834
Tokyo Dome Corp.	128,000	1,000,520
Tokyo Electron, Ltd. (b)	12,255	656,930
Tokyo Gas Co., Ltd.	124,475	682,472
Tokyu Corp. (b)	122,550	874,242
Toray Industries, Inc. (b)	122,550	805,552
Toshiba Corp. (b)	238,513	1,069,511
Toyota Motor Corp.	118,988	7,603,106
Unihair Co., Ltd.	15,700	226,560
Usen Corp. (a)	233,460	547,218
USS Co., Ltd. (b)	109,810	1,590,217
Warabeya Nichiyo Co., Ltd.	12,500	221,529
Yamada Denki Co., Ltd. (b)	85,680	253,220
Zenrin Co., Ltd. (b)	23,300	261,672

		136,316,673

LUXEMBOURG — 0.2%
ArcelorMittal	29,425	404,685
Millicom International Cellular SA (b)	6,461	572,897
Tenaris SA (b)	8,229	193,153

		1,170,735

NETHERLANDS — 2.7%
Aegon NV	99,304	735,293
Akzo Nobel NV	16,578	1,090,063
ASML Holding NV	20,504	2,026,134
CNH Industrial NV (a)	42,041	539,496
European Aeronautic Defence and Space Co. NV	24,463	1,559,521
Fugro NV	8,476	517,342
Heineken NV	15,608	1,106,884
ING Groep NV (a)	168,225	1,901,672
Koninklijke (Royal) KPN NV (a)	184,236	587,316
Koninklijke Ahold NV	70,517	1,222,306
Koninklijke DSM NV	18,018	1,360,479
Koninklijke Philips NV	57,875	1,866,903
PostNL NV (a)(b)	29,342	126,981
SBM Offshore NV (a)	19,805	392,619
TNT Express NV	25,368	231,722
Unilever NV	76,649	2,983,503
Wolters Kluwer NV	25,066	646,548

		18,894,782

NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	300,131	904,925

NORWAY — 0.7%
DnB NOR ASA	61,885	939,452
Norsk Hydro ASA (b)	75,016	310,953
Orkla ASA	71,876	523,452
StatoilHydro ASA	50,705	1,150,806
Storebrand ASA (a)	52,521	290,975
Telenor ASA	41,738	953,535
Yara International ASA	18,536	765,264

		4,934,437

PORTUGAL — 0.3%
EDP — Energias de Portugal SA (b)	127,769	466,978
Mota — Engil SGPS SA	106,655	423,015
Portugal Telecom SGPS SA (b)	62,856	283,418
ZON OPTIMUS SGPS SA	147,642	879,365

		2,052,776

SINGAPORE — 1.3%
Ascendas REIT	484,000	879,474
CapitaLand, Ltd.	242,000	595,959
City Developments, Ltd. (b)	123,000	1,004,782
Cosco Corp. Singapore, Ltd. (b)	495,000	309,683
Flextronics International, Ltd. (a)(b)	88,694	806,228
Genting Singapore PLC (b)	492,400	563,135
Keppel Corp., Ltd.	128,975	1,071,066
Keppel REIT (b)	34,313	33,636
Lippo Malls Indonesia Retail Trust	727,000	252,038
SembCorp Industries, Ltd.	252,000	1,062,427
Singapore Exchange, Ltd.	121,000	700,108
UOL Group, Ltd.	255,000	1,249,851
Wilmar International, Ltd. (b)	120,000	303,168

		8,831,555

SOUTH KOREA — 3.8%
Bioland, Ltd.	17,175	202,167
CJ CGV Co., Ltd.	11,910	609,533
Cosmochemical Co., Ltd. (a)(b)	11,490	120,815
Credu Corp.	6,250	304,743
Crown Confectionery Co., Ltd. (b)	1,352	308,223
Dae Han Flour Mills Co., Ltd.	1,712	242,939

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Digitech Systems Co., Ltd. (a)(b)	16,767	$110,774
Dongwon Industries Co., Ltd.	1,221	320,396
Dongyang Mechatronics Corp.	15,100	172,824
Genic Co., Ltd. (a)(b)	4,935	127,201
GS Home Shopping, Inc.	2,001	463,255
Haansoft, Inc. (b)	24,183	362,292
Hana Tour Service, Inc.	5,381	343,487
Harim Co., Ltd. (a)(b)	96,873	368,679
Hotel Shilla Co., Ltd.	5,009	300,631
Hyundai Elevator Co., Ltd. (a)	1,488	88,476
Hyundai Engineering Plastics Co., Ltd.	57,890	411,547
Hyundai Hy Communications & Networks Co., Ltd.	66,080	312,361
Hyundai Mobis	2,026	539,173
Hyundai Securities Co., Ltd.	206,220	1,283,748
INFINITT Co., Ltd. (a)	14,670	116,030
Interpark Corp.	34,269	286,990
Kia Motors Corp.	6,058	368,100
KIWOOM Securities Co., Ltd.	14,867	717,982
Koh Young Technology, Inc. (b)	7,742	227,648
Korea Electric Power Corp. ADR (a)(b)	74,839	1,050,740
KT Corp. ADR	52,453	879,637
KT&G Corp.	4,162	298,206
LG Chem, Ltd.	825	236,060
LG Display Co., Ltd. ADR (a)(b)	79,726	951,131
LG Electronics, Inc. (b)	4,879	323,246
LG Household & Health Care, Ltd.	391	198,288
Lotte Samkang Co., Ltd.	471	294,957
Modetour Network, Inc.	13,493	303,841
NAVER Corp.	958	496,528
NHN Entertainment Corp. (a)	441	48,422
POSCO ADR	29,570	2,177,535
Sajo Industries Co., Ltd. (a)(b)	5,886	190,052
Samsung Electronics Co., Ltd. GDR	12,539	7,999,882
Shinsegae Food Co., Ltd. (b)	2,598	232,078
SK Innovation Co., Ltd.	4,674	634,986
SK Telecom Co., Ltd. ADR (b)	57,638	1,308,383

		26,333,986

SPAIN — 2.4%
Abertis Infraestructuras SA (b)	15,177	295,120
Acciona SA (b)	3,916	222,929
Acerinox SA (b)	23,785	272,705
ACS, Actividades de Construccion y Servicios SA	14,566	463,356
Banco Bilbao Vizcaya Argentaria SA	158,785	1,775,400
Banco de Sabadell SA (b)	73,626	185,474
Banco Santander SA	346,360	2,826,231
Distribuidora Internacional de Alimentacion SA	28,714	249,110
Ebro Puleva SA	3,857	87,191
Enagas SA	35,962	881,838
Faes Farma SA	101,107	325,735
Ferrovial SA	37,498	674,590
Gamesa Corp. Tecnologica SA (a)	28,445	248,239
Gestevision Telecinco SA (a)	40,575	467,406
Iberdrola SA (b)	223,138	1,297,309
Indra Sistemas SA	31,367	470,669
Industria de Diseno Textil SA	5,875	905,812
NH Hoteles SA (a)	80,045	413,367
Red Electrica Corporacion SA	15,688	893,401
Repsol YPF SA	42,737	1,060,119
Sacyr SA (a)	18,363	84,688
Telefonica SA (a)	143,289	2,232,517

		16,333,206

SWEDEN — 2.6%
Alfa Laval AB	41,805	1,009,475
Assa Abloy AB (Class B)	35,911	1,649,320
Atlas Copco AB (Class B)	79,070	2,090,281
Boliden AB	28,152	422,076
CDON Group AB (a)(b)	51,183	188,059
Electrolux AB	27,042	702,668
Hennes & Mauritz AB (Class B)	38,152	1,657,801
Investor AB	13,894	421,810
Kinnevik Investment AB (Class B)	31,947	1,106,663
Nordea Bank AB	93,874	1,132,667
Sandvik AB	57,590	796,188
Scania AB (Class B)	34,853	747,187
Securitas AB (Class B)	51,337	586,654
Skanska AB (Class B)	43,502	837,111
Tele2 AB	34,675	443,755
Telefonaktiebolaget LM Ericsson (Class B)	154,900	2,061,925
TeliaSonera AB	94,820	726,898
Volvo AB (Class A)	84,168	1,260,600

		17,841,138

SWITZERLAND — 7.7%
ABB, Ltd. (a)	101,792	2,407,886
Adecco SA (a)	11,205	798,012
Cie Financiere Richemont SA	14,482	1,451,003
Clariant AG (a)	38,641	651,673
Coca-Cola HBC AG (a)	1,923	57,611
Credit Suisse Group AG (a)	47,617	1,454,445
Geberit AG	3,681	994,084
Glencore Xstrata PLC (a)	348,400	1,899,657
Holcim, Ltd. (a)	13,261	986,967
Julius Baer Group, Ltd. (a)	12,318	574,863
Kuehne & Nagel International AG	4,999	655,108
Lonza Group AG (a)	6,236	510,328
Nestle SA	147,470	10,315,153
Nobel Biocare Holding AG (a)(b)	15,810	233,413
Novartis AG	110,126	8,464,204
PSP Swiss Property AG (a)	11,943	1,036,799
Roche Holding AG	32,136	8,667,924
SGS SA	486	1,160,380
STMicroelectronics NV	30,550	281,621
Sulzer AG	4,570	707,548
Swiss Life Holding AG (a)	3,180	602,063
Syngenta AG	5,187	2,118,969
The Swatch Group AG	2,826	1,818,891
UBS AG (a)	153,760	3,145,767
Wolseley PLC	13,889	719,064
Zurich Insurance Group AG (a)	6,347	1,634,743

		53,348,176

UNITED KINGDOM — 17.5%
3i Group PLC	77,460	456,346

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

AMEC PLC	40,980	$712,738
Anglo American PLC	60,653	1,491,001
AstraZeneca PLC	50,649	2,637,383
Aviva PLC	126,503	812,880
BAE Systems PLC	163,242	1,201,224
Balfour Beatty PLC	113,230	521,305
Barclays PLC	504,622	2,169,625
Barratt Developments PLC (a)	69,422	346,934
BG Group PLC	151,491	2,896,054
BHP Billiton PLC	92,470	2,725,374
BP PLC	855,298	5,998,733
British American Tobacco PLC	72,626	3,853,507
British Land Co. PLC	63,036	589,515
British Sky Broadcasting Group PLC	75,146	1,058,715
BT Group PLC	352,123	1,952,460
Burberry Group PLC	20,480	541,921
Cable & Wireless Communications PLC	168,714	108,275
Cairn Energy PLC (a)	16,329	69,360
Capita Group PLC	34,779	560,958
Carnival PLC	16,460	558,162
Centrica PLC	225,761	1,351,613
Compass Group PLC	129,349	1,780,475
Diageo PLC	101,339	3,224,728
Experian PLC	41,358	788,297
FirstGroup PLC	138,482	267,988
G4S PLC	135,256	557,002
GlaxoSmithKline PLC	206,065	5,197,400
Hays PLC	258,316	495,287
HSBC Holdings PLC	758,660	8,224,070
ICAP PLC	59,561	361,024
Imperial Tobacco Group PLC	48,375	1,791,600
Informa PLC	85,648	728,166
Intercontinental Hotels Group PLC	41,724	1,217,572
Invensys PLC	65,729	530,079
J Sainsbury PLC	91,213	578,286
Kingfisher PLC	173,164	1,082,147
Land Securities Group PLC	48,331	719,275
Legal & General Group PLC	359,250	1,141,431
Lloyds Banking Group PLC (a)	1,487,126	1,771,991
Lonmin PLC (a)	12,537	64,826
Man Group PLC	102,012	138,601
Marks & Spencer Group PLC	107,257	862,554
Mondi PLC	55,769	941,957
National Grid PLC	187,812	2,221,762
Next PLC	17,204	1,437,583
Old Mutual PLC	278,947	847,439
Pearson PLC	53,301	1,084,987
Persimmon PLC (a)	47,973	843,685
Prudential PLC	123,268	2,297,627
Randgold Resources, Ltd.	7,701	555,084
Reckitt Benckiser Group PLC	33,123	2,424,499
Rentokil Initial PLC	257,092	453,805
Resolution, Ltd.	85,699	441,046
Rio Tinto PLC	61,215	2,996,746
Rolls-Royce Holdings PLC (a)	105,016	1,891,098
Royal Bank of Scotland Group PLC (a)	87,452	509,689
Royal Dutch Shell PLC (Class A)	158,433	5,233,952
Royal Dutch Shell PLC (Class B)	117,866	4,074,165
RSA Insurance Group PLC	240,464	470,793
SABMiller PLC	44,207	2,250,393
Scottish & Southern Energy PLC	46,866	1,118,689
Serco Group PLC	76,554	677,504
Shire PLC	39,763	1,595,638
Smith & Nephew PLC	77,510	967,756
Smiths Group PLC	36,425	825,223
Standard Chartered PLC	78,405	1,880,411
Standard Life PLC	166,981	933,992
Tate & Lyle PLC	66,205	789,619
Tesco PLC	351,362	2,042,693
The Sage Group PLC	126,792	677,168
Tullow Oil PLC	55,667	923,106
Unilever PLC	66,729	2,636,686
Vodafone Group PLC	2,125,744	7,435,644
William Hill PLC	53,236	347,428
William Morrison Supermarkets PLC	162,813	738,246
WPP PLC	73,537	1,512,389

		120,215,384

UNITED STATES — 0.0% (d)
Lululemon Athletica, Inc. (a)(b)	3,746	273,795

TOTAL COMMON STOCKS —
(Cost $585,015,853)		680,283,343

PREFERRED STOCKS — 0.3%
SOUTH KOREA — 0.3%
Hyundai Motor Co., Ltd. (Cost $1,171,783)	16,844	1,771,114

RIGHTS — 0.0% (d)
HONG KONG — 0.0% (d)
New Hotel (expiring 12/31/13) (a)	7,212	0

SPAIN — 0.0% (d)
Abertis Infraestructuras SA (expiring 10/9/13) (a)(b)	15,177	14,771
Banco Bilbao Vizcaya Argentaria SA (expiring 10/14/13) (a)	158,785	21,709
Banco de Sabadell SA (expired 9/27/13) (a)(b)	73,626	15,169

		51,649

UNITED KINGDOM — 0.0% (d)
Barclays PLC (expiring 10/2/13) (a)	126,155	164,969

TOTAL RIGHTS —
(Cost $32,304)		216,618

SHORT TERM INVESTMENTS — 8.3%
UNITED STATES — 8.3%
MONEY MARKET FUNDS — 8.3%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	56,101,398	56,101,398

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	1,104,348	$1,104,348

TOTAL SHORT TERM INVESTMENTS —
(Cost $57,205,746)		57,205,746

TOTAL INVESTMENTS — 107.4%
(Cost $643,425,686)		739,476,821
OTHER ASSETS & LIABILITIES — (7.4)%		(50,721,472)

NET ASSETS — 100.0%		$688,755,349

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 98.5%
AUSTRALIA — 6.4%
Adelaide Brighton, Ltd.	600,199	$2,070,886
Alumina, Ltd. (a)(b)	1,171,932	1,123,210
Aristocrat Leisure, Ltd.	287,506	1,242,005
Arrium, Ltd.	636,189	725,739
Atlas Iron, Ltd.	459,764	374,015
Aurora Oil & Gas, Ltd. (a)	250,613	782,681
Ausenco, Ltd.	140,479	213,452
Australian Infrastructure Fund	262,241	4,659
AWE, Ltd. (a)	863,960	997,689
Bank of Queensland, Ltd.	5,540	55,946
Beach Energy, Ltd.	1,160,527	1,448,676
Beadell Resources, Ltd. (a)	408,715	351,595
BlueScope Steel, Ltd. (a)	298,148	1,304,705
Boart Longyear Group (b)	271,897	110,593
Bradken, Ltd. (b)	89,656	473,655
carsales.com, Ltd.	151,965	1,626,986
Charter Hall Retail REIT	205,871	723,798
Coalspur Mines, Ltd. (a)(b)	264,634	70,522
Crowe Horwath Australasia, Ltd.	915,506	543,588
CSR, Ltd.	309,763	709,627
David Jones, Ltd. (b)	285,410	771,262
Discovery Metals, Ltd. (a)(b)	237,247	21,518
Downer EDI, Ltd.	224,743	941,453
DuluxGroup, Ltd.	201,310	993,880
Energy World Corp., Ltd. (a)	548,520	248,753
Evolution Mining, Ltd.	268,468	212,121
Fairfax Media, Ltd. (b)	1,029,474	514,996
FKP Property Group	184,044	237,485
Fleetwood Corp., Ltd.	173,087	582,642
Goodman Fielder, Ltd.	1,678,621	1,114,412
Independence Group NL	130,737	481,648
Infigen Energy (a)(b)	939,509	263,546
Investa Office Fund	365,015	1,006,856
Invocare, Ltd.	332,080	3,483,936
IOOF Holdings, Ltd.	374,643	2,914,577
JB Hi-Fi, Ltd. (b)	167,037	3,272,136
Karoon Gas Australia, Ltd. (a)	126,192	606,498
Kingsgate Consolidated, Ltd. (b)	87,632	138,889
Lynas Corp., Ltd. (a)(b)	785,239	293,695
Medusa Mining, Ltd. (a)	99,896	208,299
Mesoblast, Ltd. (a)(b)	113,395	604,371
Mineral Resources, Ltd.	79,120	806,394
Monadelphous Group, Ltd. (b)	116,124	2,082,597
Mount Gibson Iron, Ltd.	516,469	354,949
Myer Holdings, Ltd. (b)	308,083	751,870
Navitas, Ltd.	132,279	768,099
Nufarm, Ltd. (b)	118,101	523,440
Oakton, Ltd.	253,941	365,669
Pacific Brands, Ltd.	1,223,008	863,398
Paladin Energy, Ltd. (a)(b)	528,776	239,799
PanAust, Ltd.	256,176	505,424
Perpetual, Ltd.	21,964	805,889
Perseus Mining, Ltd. (a)	276,106	141,995
Platinum Australia, Ltd. (a)(c)	610,876	0
Primary Health Care, Ltd. (b)	225,868	1,017,973
Programmed Maintenance Services, Ltd.	255,142	670,383
Resolute Mining, Ltd.	356,142	214,792
Roc Oil Co., Ltd. (a)	1,010,928	467,908
SAI Global, Ltd. (b)	389,944	1,622,546
Senex Energy, Ltd. (a)	589,671	405,258
Seven West Media, Ltd.	279,499	627,229
Sigma Pharmaceuticals, Ltd.	1,772,414	961,231
Silver Lake Resources, Ltd. (a)(b)	143,076	105,689
Sims Metal Management, Ltd. (a)	83,381	743,790
Southern Cross Media Group, Ltd.	444,638	733,814
St Barbara, Ltd. (a)	294,776	152,975
STW Communications Group, Ltd.	788,209	1,205,019
Sundance Resources, Ltd. (a)	1,246,527	85,086
Transfield Services, Ltd.	321,767	336,972
UGL, Ltd. (b)	77,996	606,049
Western Areas NL (b)	113,767	304,240

		52,337,477

AUSTRIA — 0.6%
AMS AG	5,285	503,806
Atrium European Real Estate, Ltd.	103,141	584,017
BWT AG (b)	34,778	681,679
Schoeller-Bleckmann Oilfield Equipment AG	18,109	2,143,440
Wienerberger AG (b)	68,241	1,199,021

		5,111,963

BELGIUM — 1.1%
AGFA-Gevaert NV (a)	198,954	457,834
Barco NV	28,423	2,250,777
Bekaert NV	20,943	783,013
EVS Broadcast Equipment SA	19,880	1,283,365
KBC Ancora (a)	29,718	791,281
Mobistar SA	21,920	373,274
Nyrstar (a)(b)	82,585	397,977
RHJ International (a)	172,789	907,516
Tessenderlo Chemie NV (b)	46,258	1,174,698
ThromboGenics NV (a)(b)	16,368	425,074

		8,844,809

BERMUDA — 0.2%
Golden Ocean Group, Ltd.	362,982	534,130
Ship Finance International, Ltd. (b)	34,490	526,662
SmarTone Telecommunications Holding, Ltd. (b)	9,249	12,260
Trinity, Ltd. (b)	620,000	208,662

		1,281,714

CANADA — 9.4%
Advantage Oil & Gas, Ltd. (a)	134,068	516,499
Alacer Gold Corp. (b)	116,166	349,210
Algonquin Power & Utilities Corp. (b)	82,971	511,758
Angle Energy, Inc. (a)(b)	82,386	223,618
Argonaut Gold, Inc. (a)	67,707	396,533
Asanko Gold, Inc. (a)	54,772	128,418
Atlantic Power Corp. (b)	61,392	263,987
AuRico Gold, Inc.	173,143	661,983
B2Gold Corp. (a)	182,884	457,254
Bankers Petroleum, Ltd. (a)(b)	153,178	576,709
Banro Corp. (a)	124,534	81,173
Birchcliff Energy, Ltd. (a)(b)	63,558	434,685
BlackPearl Resources, Inc. (a)(b)	169,306	309,656

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Calfrac Well Services, Ltd.	20,719	$630,903
Canfor Corp. (a)(b)	45,692	1,033,949
Capital Power Corp.	31,101	643,260
Capstone Mining Corp. (a)	208,801	503,771
CCL Industries, Inc.	11,691	777,163
Celestica, Inc. (a)	110,101	1,214,656
Centerra Gold, Inc.	75,578	354,398
China Gold International Resources Corp., Ltd. (a)	125,996	357,922
Cineplex, Inc. (b)	30,569	1,136,338
CML HealthCare, Inc. (b)	49,483	517,023
Cogeco Cable, Inc.	8,701	410,036
Colossus Minerals, Inc. (a)(b)	76,384	59,449
Continental Gold, Ltd. (a)	57,383	208,229
Copper Mountain Mining Corp. (a)(b)	69,990	119,839
Corus Entertainment, Inc. (Class B) (b)	154,382	3,718,745
Cott Corp.	75,950	584,458
Crew Energy, Inc. (a)	69,625	377,962
Davis & Henderson Corp. (b)	32,488	851,155
Denison Mines Corp. (a)(b)	279,300	309,760
Dominion Diamond Corp. (a)	46,197	565,833
Dorel Industries, Inc.	14,891	543,256
Dream Unlimited Corp. (Class A) (a)	95,107	1,202,832
Dundee Corp. (Class A) (a)	94,335	1,754,728
Dundee Precious Metals, Inc. (a)	58,980	327,061
Endeavour Mining Corp. (a)	230,192	152,282
Endeavour Silver Corp. (a)	61,841	265,918
FirstService Corp. (b)	58,201	2,262,586
Fortuna Silver Mines, Inc. (a)(b)	76,941	281,446
Freehold Royalties, Ltd. (b)	87,851	2,032,393
Gabriel Resources, Ltd. (a)	105,672	88,411
GMP Capital, Inc. (b)	102,766	641,850
Golden Star Resources, Ltd. (a)(b)	335,566	138,745
Gran Tierra Energy, Inc. (a)	153,300	1,090,206
Granite Real Estate Investment Trust	24,821	892,242
Great Basin Gold, Ltd. (a)(c)	266,255	0
Great Canadian Gaming Corp. (a)(b)	58,349	649,394
Guardian Capital Group, Ltd. (Class A)	220,928	2,903,723
Home Capital Group, Inc. (b)	49,745	3,485,876
Horizon North Logistics, Inc. (b)	74,769	528,089
HudBay Minerals, Inc.	92,683	760,111
Imax Corp. (a)(b)	26,676	805,808
Innergex Renewable Energy, Inc.	57,889	492,780
Ithaca Energy, Inc. (a)	160,823	395,838
Just Energy Group, Inc. (b)	79,846	508,796
Kelt Exploration, Ltd. (a)	21,108	172,289
Kirkland Lake Gold, Inc. (a)(b)	42,663	144,022
Lake Shore Gold Corp. (a)(b)	249,958	98,485
Legacy Oil + Gas, Inc. (a)	76,486	492,594
Lightstream Resources, Ltd. (b)	60,062	433,564
Linamar Corp.	78,414	2,632,617
MacDonald, Dettwiler & Associates, Ltd.	14,891	1,151,557
MAG Silver Corp. (a)	52,512	310,607
Major Drilling Group International, Inc. (b)	100,926	727,563
Maple Leaf Foods, Inc.	43,589	560,606
Martinrea International, Inc. (b)	103,150	1,060,702
Mullen Group, Ltd. (b)	43,109	1,052,667
Nevsun Resources, Ltd.	109,397	349,083
Niko Resources, Ltd. (a)(b)	25,984	95,554
Northern Dynasty Minerals, Ltd. (a)(b)	57,595	85,729
Northland Power, Inc. (b)	37,082	564,581
Novagold Resources, Inc. (a)	117,172	267,880
NuVista Energy, Ltd. (a)	103,359	674,714
OceanaGold Corp. (a)	161,351	240,166
Osisko Mining Corp. (a)	38,838	196,854
Parkland Fuel Corp. (b)	45,783	811,079
Pason Systems, Inc.	41,371	914,034
Petrobank Energy & Resources, Ltd. (a)(b)	54,777	22,115
Petrominerales, Ltd. (b)	50,683	576,896
Poseidon Concepts Corp. (a)(c)	43,064	0
Premier Gold Mines, Ltd. (a)(b)	96,575	197,303
Pretium Resources, Inc. (a)	42,598	294,651
Rio Alto Mining, Ltd. (a)	106,982	214,401
Romarco Minerals, Inc. (a)	307,276	116,585
RONA, Inc.	57,482	662,114
Rubicon Minerals Corp. (a)(b)	190,700	243,036
Russel Metals, Inc. (b)	87,286	2,318,229
Sabina Gold & Silver Corp. (a)(b)	83,390	71,391
Savanna Energy Services Corp. (b)	111,390	824,670
Seabridge Gold, Inc. (a)(b)	23,937	253,133
Secure Energy Services, Inc.	55,115	732,972
SEMAFO, Inc. (b)	140,054	337,906
Sherritt International Corp. (b)	160,854	604,044
Silver Standard Resources, Inc. (a)	46,682	288,385
Silvercorp Metals, Inc. (b)	104,526	341,675
Southern Pacific Resource Corp. (a)(b)	306,415	199,726
Stantec, Inc. (b)	52,902	2,707,117
Sunshine Oilsands, Ltd. (a)(b)	944,000	223,975
Superior Plus Corp. (b)	60,083	642,974
Tanzanian Royalty Exploration Corp. (a)(b)	86,609	223,284
The North West Co., Inc. (b)	28,982	664,564
Thompson Creek Metals Co., Inc. (a)(b)	96,237	345,476
Torex Gold Resources, Inc. (a)	308,513	399,185
Transcontinental, Inc. (b)	40,952	587,248
TransForce, Inc. (b)	47,392	999,110
TransGlobe Energy Corp. (a)	52,112	409,636
Trican Well Service, Ltd.	75,071	1,023,198
Trinidad Drilling, Ltd.	75,071	726,682
Uni-Select, Inc. (b)	89,410	2,022,359
Westport Innovations, Inc. (a)(b)	24,164	586,058
Westshore Terminals Investment Corp. (b)	30,509	919,514
Whitecap Resources, Inc. (b)	67,698	796,912
Wi-Lan, Inc. (b)	88,857	344,916

		76,449,090

CHINA — 1.5%
Allied Properties HK, Ltd.	5,032,791	778,753
Cafe de Coral Holdings, Ltd.	847,867	2,629,376
China Sandi Holdings, Ltd. (a)	103	8

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Chow Sang Sang Holding International, Ltd.	254,939	$739,654
Daphne International Holdings, Ltd. (b)	576,000	351,312
G-Resources Group, Ltd. (a)(b)	13,532,400	444,964
HKR International, Ltd.	2,773,579	1,351,892
K Wah International Holdings, Ltd.	2,836,310	1,528,762
Melco International Development, Ltd.	545,000	1,461,738
Midland Holdings, Ltd.	797,790	324,048
Road King Infrastructure, Ltd.	1,236,544	1,273,990
Shun Tak Holdings, Ltd.	1,306,749	732,979
Texwinca Holdings, Ltd.	940,050	871,545
Xinyi Glass Holdings Co., Ltd. (b)	1,194	1,099

		12,490,120

DENMARK — 1.5%
Amagerbanken A/S (a)(c)	308,573	0
Bang & Olufsen A/S (a)	34,237	351,091
D/S Norden A/S	15,282	644,880
East Asiatic Co., Ltd. A/S (a)(b)	37,153	627,123
Genmab A/S (a)	41,746	1,712,377
IC Companys A/S	27,466	830,015
NKT Holding A/S	11,589	576,121
Pandora A/S	28,294	1,169,320
SimCorp A/S	85,862	2,890,819
Sydbank A/S (a)	30,455	794,865
Vestas Wind Systems A/S (a)	99,721	2,517,618

		12,114,229

FINLAND — 1.7%
Amer Sports Oyj (Class A)	173,247	3,517,739
Citycon Oyj	434,589	1,464,822
Cramo Oyj	76,815	1,338,231
HKScan Oyj	131,352	608,092
Konecranes Oyj (b)	19,504	657,136
Lassila & Tikanoja Oyj (a)	84,866	1,732,374
Outokumpu Oyj (a)(b)	524,933	353,583
Poyry Oyj (a)	89,627	465,883
Talvivaara Mining Co. PLC (a)(b)	607,278	85,492
Tieto Oyj	73,728	1,573,877
Vacon Oyj	30,502	2,403,023

		14,200,252

FRANCE — 2.7%
Air France-KLM (a)(b)	73,425	731,424
Bourbon SA (b)	23,394	611,496
Carbone Lorraine SA	39,987	1,244,954
Club Mediterranee SA (a)	35,866	846,713
Etablissements Maurel et Prom (b)	42,952	659,621
GL Events SA	33,581	789,132
Groupe Steria SCA (b)	37,225	639,948
Havas SA	111,782	874,291
IPSOS	45,338	1,704,909
Jacquet Metal Service	41,261	718,828
Neopost SA (b)	15,546	1,132,791
Rubis	74,867	4,730,727
Saft Groupe SA	50,436	1,392,081
Sequana (a)(c)	5	0
Sequana SA (a)(b)	13,154	112,177
Societe d’Edition de Canal +	57,780	437,998
Societe de la Tour Eiffel	17,285	1,141,815
Societe Television Francaise 1	55,126	960,004
SOITEC (a)(b)	196,071	536,131
Technicolor SA (a)	133,088	697,199
Teleperformance	25,059	1,213,020
UbiSoft Entertainment SA (a)	64,720	1,001,363

		22,176,622

GERMANY — 3.9%
Aareal Bank AG (a)	24,704	772,310
Aixtron SE (a)	48,043	812,268
Alstria Office REIT-AG (a)	48,272	600,441
Deutsche Euroshop AG (b)	18,748	812,992
Dialog Semiconductor PLC (a)(b)	37,873	725,169
DIC Asset AG	57,132	630,295
Drillisch AG	47,121	1,136,017
Duerr AG	13,214	971,093
Freenet AG (a)	56,222	1,361,137
Gerresheimer AG	25,244	1,513,117
Gildemeister AG (b)	78,632	2,143,707
GSW Immobilien AG	22,014	967,731
Indus Holding AG	71,657	2,465,218
Jenoptik AG	150,785	2,359,514
Kloeckner & Co. SE (a)	57,979	786,403
Kontron AG	90,072	577,320
KUKA AG	54,008	2,341,283
Leoni AG	45,702	2,781,121
MLP AG	66,306	424,632
Morphosys AG (a)	10,778	837,300
Patrizia Immobilien AG (a)	136,529	1,367,613
Rheinmetall AG	20,453	1,175,834
Stada Arzneimittel AG	32,610	1,654,683
TAG Immobilien AG	53,631	665,938
TUI AG (a)(b)	96,753	1,236,878
Wincor Nixdorf AG	17,193	1,074,296

		32,194,310

GIBRALTAR — 0.1%
Bwin.Party Digital Entertainment PLC	352,931	697,846

GREECE — 0.9%
Alpha Bank AE (a)	287,799	221,281
Diana Shipping, Inc. (a)	91,831	1,108,400
DryShips, Inc. (a)	236,394	836,835
Ellaktor SA (a)	137,429	455,776
Eurobank Ergasias SA (a)	228	153
Hellenic Exchanges SA	95,008	816,659
Hellenic Telecommunications Organization SA (a)	126,634	1,319,920
JUMBO SA (a)	65,125	811,921
Marfin Investment Group SA (a)	469,825	239,764
National Bank of Greece SA (a)	45,944	186,576
Piraeus Bank SA (a)	60,197	101,857
Public Power Corp. SA	59,592	675,181
Titan Cement Co. SA (a)	30,165	751,325
TT Hellenic Postbank SA (a)(c)	129,076	0

		7,525,648

HONG KONG — 0.6%
Champion REIT (b)	189	86
Emperor Watch & Jewellery, Ltd.	2,720,000	242,007

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Giordano International, Ltd. (b)	1,898,000	$1,730,316
Luk Fook Holdings International, Ltd.	195,000	608,499
Mongolia Energy Co., Ltd. (a)	723	22
Pacific Basin Shipping, Ltd. (b)	1,573,000	1,070,958
Peace Mark (Holdings), Ltd. (a)(c)	504,228	0
Skyworth Digital Holdings, Ltd. (b)	1,103	526
Stella International Holdings, Ltd.	273,000	701,232
Yanchang Petroleum International, Ltd. (a)(b)	4,480,000	213,742
Yuexiu Real Estate Investment Trust (b)	1,123,000	556,059

		5,123,447

IRELAND — 0.8%
C&C Group PLC	291,069	1,572,477
Kenmare Resources PLC (a)	1,267,941	585,191
Kingspan Group PLC	127,300	2,123,841
Smurfit Kappa Group PLC	75,123	1,701,279
UDG Healthcare PLC (b)	116,636	604,416

		6,587,204

ISRAEL — 0.8%
Clal Insurance Enterprise Holdings, Ltd.	21,263	384,073
Delek Group, Ltd.	2,558	834,288
Elbit Systems, Ltd.	14,946	805,372
Israel Discount Bank, Ltd. (Class A) (a)	452,963	815,744
Migdal Insurance & Financial Holding, Ltd.	253,387	423,989
Mizrahi Tefahot Bank, Ltd.	63,751	701,514
NICE Systems, Ltd.	39,186	1,613,672
Osem Investments, Ltd.	36,572	816,387

		6,395,039

ITALY — 2.2%
A2A SpA	808,061	789,747
Amplifon SpA	243,978	1,333,594
Ansaldo STS SpA	64,865	601,022
Astaldi SpA	231,278	1,894,071
Banca Popolare dell’Emilia Romagna Scrl (a)	170,782	1,226,406
Banca Popolare dell’Etruria e del Lazio (a)	48,415	39,715
Banca Popolare di Milano Scarl (a)(b)	1,661,041	940,760
Banca Popolare di Sondrio Scrl	170,914	953,194
EI Towers SpA	30,850	1,181,812
Esprinet SpA	101,257	546,348
Hera SpA	246,279	496,730
IMMSI SpA (a)	760,495	467,883
Interpump Group SpA	274,012	2,980,314
Saras SpA (a)	296,356	371,075
Sorin SpA (a)	711,272	1,925,628
Unipol Gruppo Finanziario SpA (b)	170,396	753,786
Yoox SpA (a)	31,211	1,070,584

		17,572,669

JAPAN — 32.8%
Activia Properties, Inc.	52	450,976
Adastria Holdings Co., Ltd.	25,410	1,209,322
Ain Pharmaciez, Inc.	7,400	314,099
Alps Electric Co., Ltd. (a)(b)	187,536	1,511,755
Amada Co., Ltd. (b)	148,000	1,331,811
Anritsu Corp. (b)	63,900	811,408
Aoyama Trading Co., Ltd.	30,900	842,684
Arcs Co., Ltd.	24,900	462,347
Asahi Holdings, Inc. (b)	49,073	825,177
Autobacs Seven Co., Ltd. (b)	42,600	652,947
Avex Group Holdings, Inc.	19,600	571,271
Bank of the Ryukyus, Ltd. (b)	146,700	1,838,889
Best Denki Co., Ltd. (a)(b)	246,769	394,830
Capcom Co., Ltd. (b)	24,200	465,626
Central Glass Co., Ltd. (b)	521,145	1,726,085
Chiyoda Co., Ltd.	19,200	408,361
Citizen Holdings Co., Ltd.	145,400	1,019,467
Cocokara fine, Inc.	14,200	452,229
COMSYS Holdings Corp.	219,650	3,062,229
Cosmo Oil Co., Ltd. (a)	338,000	633,804
Cosmos Pharmaceutical Corp. (b)	5,100	670,991
CyberAgent, Inc.	23,000	635,679
Daifuku Co., Ltd. (b)	128,000	1,384,031
Daihen Corp.	256,000	1,025,304
DAIICHI CHUO KISEN KAISHA (a)(b)	340,834	413,343
Daiichikosho Co., Ltd.	19,500	532,387
Dainippon Screen Manufacturing Co., Ltd. (a)(b)	176,000	964,973
Daiwa Office Investment Corp. (b)	314	1,488,000
Daiwahouse Residential Investment Corp. (b)	121	526,543
DCM Japan Holdings Co., Ltd. (b)	177,933	1,262,078
DIC Corp. (b)	394,000	1,088,143
Disco Corp. (b)	10,200	584,194
Doutor Nichires Holdings Co., Ltd.	176,532	3,097,968
DTS Corp. (b)	94,682	1,499,473
Ebara Corp.	180,000	1,008,917
EDION Corp. (b)	106,600	533,407
FCC Co., Ltd. (b)	106,348	2,451,558
FP Corp. (b)	6,900	518,950
Frontier Real Estate Investment Corp.	84	867,180
Fuji Electric Holdings Co., Ltd.	320,000	1,304,459
Fuji Oil Co., Ltd.	42,600	740,209
Fukuoka REIT Corp. (b)	314	2,588,800
Furukawa Co., Ltd. (b)	758,387	1,723,519
Furukawa Electric Co., Ltd. (b)	344,000	792,295
Glory, Ltd.	77,300	1,941,855
GS Yuasa Corp. (b)	196,000	1,138,548
Hanwa Co., Ltd. (b)	427,000	2,019,139
Haseko Corp. (a)	165,300	1,184,264
Heiwa Real Estate Co., Ltd.	69,700	1,281,414
Hitachi Kokusai Electric, Inc. (b)	112,372	1,350,182
Hitachi Zosen Corp. (b)	172,200	1,349,521
Hokkaido Electric Power Co., Inc. (a)(b)	92,400	1,245,811
Horiba, Ltd.	54,113	2,026,652
Hosiden Corp.	120,900	651,782
Iino Kaiun Kaisha, Ltd.	149,300	966,171
Industrial & Infrastructure Fund Investment Corp. (b)	68	646,563
Internet Initiative Japan, Inc.	16,200	466,725

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

IT Holdings Corp. (b)	100,108	$1,264,039
Izumi Co., Ltd.	22,200	647,052
Izumiya Co., Ltd.	265,000	1,228,790
Japan Airport Terminal Co., Ltd. (b)	101,400	2,344,730
Japan Aviation Electronics Industry, Ltd. (b)	151,000	1,743,521
Japan Excellent, Inc.	262	1,706,171
Japan Exchange Group, Inc. (b)	153,000	3,388,219
Japan Logistics Fund, Inc. (b)	262	2,643,363
Juki Corp. (a)(b)	162,332	309,361
K’s Holdings Corp. (b)	22,400	613,389
Kaken Pharmaceutical Co., Ltd. (b)	45,000	682,853
Kanematsu Corp.	806,698	1,093,410
Katakura Industries Co., Ltd. (b)	102,374	1,388,635
Kawasaki Kisen Kaisha, Ltd. (b)	449,000	1,052,433
Kenedix Realty Investment Corp.	141	694,043
Kitz Corp. (b)	180,400	814,443
Kiyo Holdings, Inc. (a)	1,231,000	1,706,150
Komori Corp. (b)	110,936	1,630,265
Kurabo Industries, Ltd.	753,000	1,273,865
KYB Co., Ltd. (b)	302,832	1,956,642
KYORIN Holdings, Inc.	30,600	653,320
Kyowa Exeo Corp.	143,400	1,689,380
Lion Corp.	118,000	719,124
Makino Milling Machine Co., Ltd. (b)	180,000	1,273,070
Marudai Food Co., Ltd.	568,656	1,842,880
Maruha Nichiro Holdings, Inc. (b)	812,485	1,540,099
Maruichi Steel Tube, Ltd.	35,100	872,090
Marusan Securities Co., Ltd. (b)	175,698	1,470,044
Meidensha Corp.	114,000	417,080
Minebea Co., Ltd. (b)	162,000	825,478
Mirait Holdings Corp.	97,900	835,081
Mitsui Mining & Smelting Co., Ltd.	713,000	2,070,879
Mitsui-Soko Co., Ltd.	312,000	1,739,251
Mitsumi Electric Co., Ltd. (a)(b)	56,400	397,746
Mori Hills REIT Investment Corp.	97	671,215
Moshi Moshi Hotline, Inc.	23,100	269,784
Nakanishi, Inc.	8,383	1,170,416
NET One Systems Co., Ltd. (b)	119,500	904,851
Neturen Co., Ltd. (b)	189,703	1,840,482
Nichi-iko Pharmaceutical Co., Ltd.	26,000	606,777
Nichirei Corp. (b)	157,000	854,400
Nihon Dempa Kogyo Co., Ltd. (b)	26,400	246,176
Nihon Kohden Corp.	59,100	2,418,206
Nikkiso Co., Ltd.	143,000	1,505,417
Nippon Accommodations Fund, Inc.	266	1,949,085
Nippon Carbon Co., Ltd.	245,712	493,302
Nippon Gas Co., Ltd. (b)	30,900	373,162
Nippon Konpo Unyu Soko Co., Ltd. (b)	203,600	3,564,686
Nippon Light Metal Holdings Co., Ltd.	962,200	1,480,685
Nippon Paper Industries Co., Ltd. (b)	54,400	859,312
Nippon Seiki Co., Ltd. (b)	80,000	1,284,892
Nippon Sheet Glass Co., Ltd. (a)(b)	425,000	545,732
Nippon Shinyaku Co., Ltd. (b)	202,000	3,483,149
Nippon Soda Co., Ltd.	269,000	1,598,237
Nippon Suisan Kaisha, Ltd. (a)	427,799	919,904
Nippon Thompson Co., Ltd. (b)	238,000	1,350,991
Nishi-Nippon Railroad Co., Ltd. (b)	156,000	608,897
Nishimatsu Construction Co., Ltd.	674,000	1,957,605
Nishimatsuya Chain Co., Ltd.	124,893	1,004,235
Nissan Chemical Industries, Ltd.	76,300	1,148,485
Nissha Printing Co., Ltd. (a)(b)	23,900	400,667
Nisshin Steel Holdings Co., Ltd.	52,900	700,841
Nitto Boseki Co., Ltd. (b)	392,153	1,654,536
NOF Corp.	475,000	3,054,522
Nomura Real Estate Office Fund, Inc.	129	663,898
North Pacific Bank, Ltd. (b)	148,800	626,287
NSD Co., Ltd.	99,608	1,119,670
Okamura Corp. (b)	57,000	392,102
Okasan Securities Group, Inc.	271,682	2,500,167
Oki Electric Industry Co., Ltd. (a)	825,000	1,555,414
Orix JREIT, Inc.	2,167	2,758,301
OSG Corp. (b)	152,800	2,670,594
Park24 Co., Ltd.	13	231
Pigeon Corp.	21,400	1,051,190
Pioneer Corp. (a)(b)	169,000	291,067
Premier Investment Corp.	503	2,296,499
Rengo Co., Ltd. (b)	217,000	1,196,403
Rohto Pharmaceutical Co., Ltd.	195,000	2,752,357
Ryohin Keikaku Co., Ltd.	32,203	2,910,987
Sakai Chemical Industry Co., Ltd. (b)	332,565	1,196,387
Sanden Corp.	304,000	1,372,453
Sankyu, Inc.	282,000	931,139
Sanyo Shokai, Ltd.	213,000	553,529
Sanyo Special Steel Co., Ltd. (b)	229,937	1,197,430
Sapporo Holdings, Ltd.	236,000	1,024,571
Sato Corp. (b)	83,500	1,706,166
Sawai Pharmaceutical Co., Ltd. (b)	15,200	1,067,292
SBI Holdings, Inc.	94,128	1,214,431
SCSK Corp.	25,300	608,489
Seiko Epson Corp. (b)	85,100	1,393,689
Seiren Co., Ltd. (b)	205,900	1,397,497
Senshu Ikeda Holdings, Inc. (b)	105,260	542,793
Shima Seiki Manufacturing, Ltd.	74,225	1,632,383
Shimachu Co., Ltd.	100,700	2,497,873
Ship Healthcare Holdings, Inc.	14,500	565,223
Shochiku Co., Ltd. (b)	489,000	4,794,069
Sinfonia Technology Co., Ltd. (b)	484,000	863,185
SMK Corp. (b)	254,343	1,158,638
Softbank Corp.	25,895	1,791,868
Sojitz Corp.	533,100	1,043,110
Sotetsu Holdings, Inc.	146,000	560,938
Star Micronics Co., Ltd. (b)	69,700	683,326
Start Today Co., Ltd. (b)	30,300	853,804
Sumitomo Forestry Co., Ltd. (b)	90,100	976,982
Sumitomo Osaka Cement Co., Ltd. (b)	673,793	2,712,339
Tadano, Ltd.	174,526	2,235,711
Taiyo Yuden Co., Ltd. (b)	59,700	776,937
Takara Holdings, Inc.	313,000	2,854,879
Takasago International Corp.	305,694	1,598,176
Takuma Co., Ltd. (b)	225,000	2,125,605
The 77 Bank, Ltd.	135,000	664,510
The Bank of Nagoya, Ltd. (b)	258,000	988,617
The Bank of Okinawa, Ltd. (b)	52,100	2,078,690
The Ehime Bank, Ltd.	670,000	1,638,726
The Eighteenth Bank, Ltd.	699,730	1,654,393
The Hokuetsu Bank, Ltd.	981,000	2,179,445

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

The Michinoku Bank, Ltd.	683,000	$1,378,181
The Minato Bank, Ltd.	756,000	1,286,645
The Miyazaki Bank, Ltd.	661,000	2,027,628
The Musashino Bank, Ltd.	44,100	1,611,195
The Nanto Bank, Ltd.	124,000	499,159
The Nishi-Nippon City Bank, Ltd. (b)	323,000	878,889
The Oita Bank, Ltd.	439,000	1,445,065
The Tochigi Bank, Ltd.	266,000	1,021,982
The Tokyo Tomin Bank, Ltd. (b)	47,800	550,461
Toagosei Co., Ltd.	545,818	2,430,802
TOC Co., Ltd. (b)	206,200	1,742,062
Toei Co., Ltd. (b)	317,000	1,915,730
Toho Holdings Co., Ltd.	68,719	1,253,575
Toho Zinc Co., Ltd. (b)	249,000	801,875
Tokai Carbon Co., Ltd.	114,000	395,006
Tokai Tokyo Financial Holdings, Inc. (b)	258,300	2,155,900
Tokuyama Corp. (b)	223,000	870,410
Tokyo Dome Corp.	254,000	1,985,406
Tokyo Tatemono Co., Ltd.	231,000	2,114,018
TOMONY Holdings, Inc.	279,600	1,099,879
Top REIT, Inc.	92	463,633
Topy Industries, Ltd.	541,381	1,197,245
Tosoh Corp.	293,000	1,206,339
Toyo Corp./Chuo-ku (b)	176,648	2,228,690
Toyo Tire & Rubber Co., Ltd.	428,000	2,577,814
Toyobo Co., Ltd.	1,047,788	2,007,482
TSI Holdings Co., Ltd.	66,700	450,671
Tsuruha Holdings, Inc.	8,200	723,689
Ulvac, Inc. (a)(b)	49,700	454,834
Unitika, Ltd. (a)	1,060,000	637,350
Valor Co., Ltd. (b)	31,600	478,871
Wacom Co., Ltd. (b)	73,000	698,568
Yaskawa Electric Corp.	107,000	1,503,725
Yodogawa Steel Works, Ltd. (b)	444,000	1,959,256
Zenrin Co., Ltd. (b)	57,077	641,007

		267,017,392

LUXEMBOURG — 0.2%
AZ Electronic Materials SA	140,618	671,764
Eurofins Scientific (b)	2,871	724,024

		1,395,788

NETHERLANDS — 1.7%
Aalberts Industries NV	99,710	2,658,284
AerCap Holdings NV (a)	71,155	1,384,676
ASM International NV	57,995	2,017,578
BinckBank NV	42,315	387,898
CSM	39,683	961,533
Eurocommercial Properties NV	20,680	837,985
Exact Holding NV	50,829	1,281,832
Koninklijke BAM Groep NV (b)	146,226	786,213
PostNL NV (a)	229,420	992,843
VistaPrint NV (a)(b)	25,821	1,459,403
Wereldhave NV	10,683	775,402

		13,543,647

NEW ZEALAND — 0.9%
DNZ Property Fund, Ltd.	252,173	336,056
Fisher & Paykel Healthcare Corp., Ltd. (b)	883,439	2,663,656
Goodman Property Trust	364,537	309,695
Infratil, Ltd. (b)	311,269	641,659
Kiwi Income Property Trust	450,764	407,354
Mainfreight, Ltd.	60,363	572,648
Nuplex Industries, Ltd. (b)	143,299	412,964
Ryman Healthcare, Ltd.	126,566	732,647
Sky City Entertainment Group, Ltd. (b)	272,777	911,056
Trade Me, Ltd. (b)	116,413	442,139

		7,429,874

NORWAY — 1.3%
Algeta ASA (a)	28,936	1,116,208
Atea ASA	41,564	437,116
Deep Sea Supply PLC (a)	182,175	348,341
DNO International ASA (a)(b)	578,561	1,285,210
Ekornes ASA	52,047	882,703
Norwegian Property ASA (b)	428,404	566,290
ProSafe SE	127,238	1,015,492
Storebrand ASA (a)	156,843	868,938
Tomra Systems ASA	182,694	1,716,292
Veidekke ASA	268,517	2,089,470

		10,326,060

PORTUGAL — 0.4%
Altri SGPS SA	370,116	973,959
Banco Comercial Portugues SA (a)	6,816,444	885,800
Semapa-Sociedade de Investimento e Gestao, SGPS, SA	149,698	1,406,314

		3,266,073

SINGAPORE — 2.3%
Ascott Residence Trust	364,000	365,523
Biosensors International Group, Ltd. (b)	657,000	505,284
Bukit Sembawang Estates, Ltd.	274,080	1,347,738
Cache Logistics Trust	505,000	474,915
Cambridge Industrial Trust	971,828	518,928
CapitaCommercial Trust (b)	818	945
CapitaRetail China Trust	296,302	324,698
CDL Hospitality Trusts (b)	418,000	543,009
China Yuchai International, Ltd. (b)	22,269	529,334
Cosco Corp. Singapore, Ltd. (b)	567,000	354,728
Ezion Holdings, Ltd.	338,000	592,628
Ezra Holdings, Ltd. (a)(b)	502,599	458,638
Far East Hospitality Trust	433,000	315,756
First Real Estate Investment Trust	538,000	478,079
Frasers Centrepoint Trust	268,000	394,071
Haw Par Corp., Ltd. (b)	6,986	41,201
Hong Leong Finance, Ltd.	1,629,656	3,389,840
Hyflux, Ltd. (b)	315,000	302,511
LionGold Corp., Ltd. (a)(b)	426,000	529,635
Lippo Malls Indonesia Retail Trust	1,250,000	433,353
M1, Ltd.	306,000	799,904
Mapletree Commercial Trust	569,372	551,335
Mapletree Industrial Trust	746,628	803,306
Mapletree Logistics Trust	65,185	55,587
Miclyn Express Offshore, Ltd.	383,925	753,877

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Parkway Life Real Estate Investment Trust	256,000	$479,458
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (b)	394,000	337,557
Singapore Post, Ltd. (b)	630,000	635,146
Starhill Global REIT	756,000	478,996
Triyards Holdings, Ltd. (a)	50,259	26,436
Venture Corp., Ltd.	66,000	401,339
Wing Tai Holdings, Ltd. (b)	841,299	1,374,507

		18,598,262

SOUTH KOREA — 6.0%
Able C&C Co., Ltd.	6,121	237,794
Asiana Airlines (a)	169,398	807,051
Binggrae Co., Ltd.	3,738	335,304
Cheil Communications, Inc. (a)	7	162
CJ E&M Corp. (a)	12,448	455,793
CJ Korea Express Corp. (a)	7,216	645,943
CJ O Shopping Co., Ltd.	1,973	643,117
Com2uSCorp (a)	5,332	145,620
Cosmax, Inc. (b)	7,700	348,575
Daesang Corp.	14,430	449,815
Daum Communications Corp. (b)	16,598	1,431,721
DGB Financial Group, Inc.	70,400	1,061,233
Dong-A Pharmaceutical Co., Ltd.	3,748	535,341
Dong-A ST Co., Ltd. (a)	6,277	785,592
Dongkuk Steel Mill Co., Ltd. (b)	35,440	488,066
Eugene Investment & Securities Co., Ltd. (a)	175,729	370,369
Fila Korea, Ltd. (b)	6,139	399,870
GemVax & Kael Co., Ltd. (a)(b)	11,993	248,860
Grand Korea Leisure Co., Ltd.	19,940	641,984
Green Cross Corp.	4,511	577,163
Hana Tour Service, Inc.	17,973	1,147,275
Hanjin Heavy Industries & Construction Co., Ltd. (a)	24,506	301,002
Hanjin Shipping Co., Ltd. (a)(b)	51,518	423,294
Hanmi Pharm Co., Ltd. (a)	7,496	1,004,419
Hansol Paper Co.	80,509	872,757
Hanwha Securities Co. (a)	121,242	407,271
Hite Jinro Co., Ltd.	28,734	731,268
Honam Petrochemical Corp.	2,075	383,267
Hotel Shilla Co., Ltd.	34,083	2,045,598
Humax Co., Ltd.	47,567	548,846
Hyosung Corp.	10,548	703,740
Hyundai Development Co. (b)	40,700	910,820
Hyundai Elevator Co., Ltd. (a)	4,439	263,942
Hyundai Greenfood Co., Ltd.	38,470	615,706
Hyundai Home Shopping Network Corp.	3,591	527,953
Hyundai Marine & Fire Insurance Co., Ltd.	7	191
Hyundai Securities Co., Ltd.	77,260	480,954
JB Financial Group Co., Ltd. (a)	257,194	1,682,438
Korea Investment Holdings Co., Ltd.	24,120	930,304
Korean Reinsurance Co.	113,588	1,352,899
KT Skylife Co., Ltd.	13,788	373,992
Kumho Tire Co., Inc. (a)	56,790	647,338
LG Fashion Corp.	11,430	321,200
LG International Corp.	33,988	1,023,111
LG Life Sciences, Ltd. (a)(b)	25,363	1,222,512
LIG Insurance Co., Ltd.	60,470	1,372,943
Lotte Chilsung Beverage Co., Ltd.	401	633,212
Lotte Samkang Co., Ltd.	670	419,578
LS Industrial Systems Co., Ltd.	10,075	609,370
Macquarie Korea Infrastructure Fund	93,570	575,521
Medipost Co., Ltd. (a)(b)	5,132	308,968
MegaStudy Co., Ltd.	5,828	412,151
Melfas, Inc. (b)	13,556	163,352
Meritz Finance Holdings Co., Ltd.	8	37
Meritz Fire & Marine Insurance Co., Ltd.	92,168	1,183,538
Meritz Securities Co., Ltd.	782,057	1,120,681
Mirae Asset Securities Co., Ltd.	16,297	558,057
Neowiz Games Corp. (a)	10,799	171,831
NongShim Co., Ltd.	2,511	599,318
Paradise Co., Ltd.	32,107	731,962
Poongsan Corp.	39,183	973,491
Samsung Fine Chemicals Co., Ltd. (b)	29,620	1,347,773
Samyang Holdings Corp.	4,464	369,689
Seoul Semiconductor Co., Ltd.	21,723	819,660
SFA Engineering Corp.	29,428	1,214,443
SK Broadband Co., Ltd. (a)	154,151	681,338
SK Chemicals Co., Ltd. (b)	31,855	1,387,223
SM Entertainment Co. (a)(b)	8,250	292,484
STX Offshore & Shipbuilding Co., Ltd. (a)(b)	47,943	194,061
STX Pan Ocean Co., Ltd. (a)	110,699	235,886
Taekwang Industrial Co., Ltd.	482	538,209
Tong Yang Securities, Inc.	88,110	201,689
Woori Investment & Securities Co., Ltd.	3	32
Young Poong Corp.	557	775,371
Yuhan Corp.	9,209	1,679,544

		49,102,882

SPAIN — 1.1%
Bolsas y Mercados Espanoles (b)	22,888	726,691
Construcciones y Auxiliar de Ferrocarriles SA	3,642	1,873,398
Faes Farma SA	228,007	734,568
Indra Sistemas SA	38,291	574,565
Tubacex SA	249,588	989,915
Tubos Reunidos SA	298,207	700,364
Vidrala SA	55,606	2,371,040
Zeltia SA (a)	227,782	806,302

		8,776,843

SWEDEN — 2.6%
AarhusKarlshamn AB	20,309	1,269,490
Axfood AB (b)	16,302	796,687
Axis Communications AB (b)	27,670	870,624
Betsson AB (a)	25,333	751,341
BillerudKorsnas AB	87,437	882,796
Carnegie Investment Bank AB (a)(c)	59,625	0
Fabege AB	84,538	934,471
Haldex AB	172,294	1,319,747
Hexpol AB	14,258	1,007,789
Intrum Justitia AB	109,507	2,932,416
JM AB (b)	64,465	1,876,813

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Kungsleden AB	167,355	$1,117,767
New Wave Group AB (Class B)	211,550	1,152,753
Nobia AB	98,073	786,343
Saab AB	43,111	862,475
Swedish Orphan Biovitrum AB (a)	119,314	1,188,849
Wihlborgs Fastigheter AB	194,616	3,128,412

		20,878,773

SWITZERLAND — 2.7%
Basilea Pharmaceutica AG (a)	13,553	1,169,073
Belimo Holding AG	2,095	5,386,646
Daetwyler Holding AG	18,920	2,341,330
Forbo Holding AG (a)	845	641,985
Georg Fischer AG (a)	3,166	1,927,435
Kudelski SA	66,011	897,910
Kuoni Reisen Holding (Class B) (a)	4,739	1,944,340
Logitech International SA	85,971	756,792
Mobimo Holding AG (a)	3,154	659,576
Nobel Biocare Holding AG (a)(b)	74,774	1,103,935
Straumann Holding AG (b)	4,317	784,388
Temenos Group AG (a)(b)	73,924	1,818,976
Valiant Holding AG	6,743	663,301
Valora Holding AG	8,657	1,964,519

		22,060,206

UNITED KINGDOM — 12.1%
A.G.BARR PLC	46,947	401,037
Atkins WS PLC	40,008	757,382
Aveva Group PLC	32,887	1,383,622
BBA Aviation PLC	148,087	731,426
Bellway PLC	93,353	1,987,961
Bodycote PLC	213,697	2,249,395
Bovis Homes Group PLC	183,812	2,140,211
Britvic PLC	226,199	2,097,104
BTG PLC (a)	161,242	1,000,593
Cable & Wireless Communications PLC	1,324,895	850,275
Carillion PLC (b)	146,223	740,453
Centamin PLC (a)	469,833	337,968
Chemring Group PLC	204,245	1,004,831
CSR PLC	152,370	1,270,751
Dairy Crest Group PLC	175,127	1,291,800
Darty PLC	356,325	398,152
De La Rue PLC	29,398	472,976
Debenhams PLC	547,873	906,744
Dixons Retail PLC (a)	2,113,805	1,597,558
Domino’s Pizza UK & IRL PLC	56,270	532,162
Dunelm Group PLC	40,265	602,495
Elementis PLC	603,404	2,342,233
EnQuest PLC (a)	302,562	638,919
Enterprise Inns PLC (a)(b)	439,023	1,027,328
Fenner PLC (b)	222,137	1,433,158
Filtrona PLC	80,336	973,769
FirstGroup PLC	546,215	1,057,025
Galliford Try PLC	126,970	2,138,397
Gem Diamonds, Ltd. (a)	97,947	239,509
Genus PLC	34,131	791,491
Halfords Group PLC	87,176	555,656
Hays PLC	576,976	1,106,276
Henderson Group PLC	438,529	1,341,480
Heritage Oil PLC (a)(b)	123,183	355,079
Home Retail Group PLC	368,356	1,002,742
Homeserve PLC	137,827	573,616
Howden Joinery Group PLC	317,149	1,497,117
Hunting PLC	64,497	832,960
Intermediate Capital Group PLC	172,785	1,249,062
International Personal Finance	262,309	2,593,300
Interserve PLC	189,148	1,719,909
ITE Group PLC	513,527	2,260,303
J.D. Wetherspoon PLC	159,379	1,885,407
Jazztel PLC (a)	103,771	1,128,112
Jupiter Fund Management PLC	190,813	1,134,039
Keller Group PLC	99,400	1,672,460
Kier Group PLC	58,577	1,599,332
Laird PLC	203,119	724,963
Mcbride PLC (a)	148,533	292,249
Michael Page International PLC	269,728	2,150,353
Micro Focus International PLC	80,531	988,522
Mitchells & Butlers PLC (a)	226,520	1,507,656
Mitie Group PLC (b)	501,971	2,405,346
Morgan Crucible Co. PLC	305,440	1,539,286
Morgan Sindall PLC	66,523	807,955
N Brown Group PLC	206,667	1,757,051
National Express Group PLC	207,028	859,274
Pace PLC	183,270	753,543
PayPoint PLC	105,730	1,818,347
Petropavlovsk PLC (b)	76,843	95,818
Premier Farnell PLC	465,008	1,635,589
Premier Foods PLC (a)	145,352	367,197
QinetiQ Group PLC	211,006	654,703
Redrow PLC	304,182	1,147,740
Regus PLC	313,005	922,522
Renishaw PLC	19,284	563,050
Restaurant Group PLC	336,603	2,899,903
RPS Group PLC	306,341	1,329,517
Salamander Energy PLC (a)	136,497	259,726
Senior PLC	667,168	2,921,432
Shanks Group PLC	418,894	630,872
SIG PLC	317,377	954,938
Soco International PLC	105,197	68,142
SOCO International PLC (a)	105,197	670,351
Spirent Communications PLC	339,973	702,504
Spirit Pub Co. PLC	334,512	387,322
Synthomer PLC	129,001	497,401
Tullett Prebon PLC	255,366	1,431,674
Ultra Electronics Holdings PLC	51,661	1,580,333
Unite Group PLC	289,181	1,849,315
Victrex PLC	111,690	2,888,505
WH Smith PLC	169,158	2,265,437
Wincanton PLC (a)	232,265	378,010

		98,610,121

UNITED STATES — 0.0% (d)
Hecla Mining Co.	32,553	102,216

TOTAL COMMON STOCKS —
(Cost $754,885,821)		802,210,576

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 11.1%
UNITED STATES — 11.1%
MONEY MARKET FUNDS — 11.1%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	89,616,860	$89,616,860
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	480,956	480,956

TOTAL SHORT TERM INVESTMENTS —
(Cost $90,097,816)		90,097,816

TOTAL INVESTMENTS — 109.6%
(Cost $844,983,637)		892,308,392
OTHER ASSETS & LIABILITIES — (9.6)%		(78,437,182)

NET ASSETS — 100.0%		$813,871,210

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions

See accompanying notes to financial statements.

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 14.0%
Abacus Property Group (a)	2,760,747	$5,834,044
Astro Japan Property Group (a)	711,979	2,296,788
Bunnings Warehouse Property Trust (a)	4,925,725	10,501,217
CFS Retail Property Trust Group (a)	23,510,149	43,966,310
Charter Hall Retail REIT (a)	2,833,729	9,962,786
Commonwealth Property Office Fund (a)	19,936,751	21,251,710
Dexus Property Group	47,080,106	44,242,345
Goodman Group	15,152,955	69,143,570
GPT Group (a)	16,318,409	53,099,655
Investa Office Fund	6,131,267	16,912,464
Westfield Group	19,998,724	205,884,782
Westfield Retail Trust	30,021,661	83,373,073

		566,468,744

AUSTRIA — 1.6%
Atrium European Real Estate, Ltd. (a)	1,795,737	10,168,039
CA Immobilien Anlagen AG (a)(b)	716,817	10,411,532
IMMOFINANZ AG (b)	10,625,278	46,413,668

		66,993,239

BELGIUM — 0.8%
Befimmo Sicafi S.C.A.	174,976	12,134,153
Cofinimmo (a)	158,226	18,546,083

		30,680,236

BRAZIL — 1.0%
BR Malls Participacoes SA	4,542,940	41,020,235

CANADA — 10.2%
Artis REIT	631,344	8,727,890
Boardwalk REIT	262,871	14,732,949
Brookfield Asset Management, Inc. (Class A)	5,692,940	213,450,635
Brookfield Office Properties, Inc. (a)(c)	344,423	6,568,147
Brookfield Office Properties, Inc. (a)(c)	2,133,954	40,980,885
Calloway REIT	573,995	13,597,411
Canadian Apartment Properties REIT	513,526	10,226,556
Canadian REIT	343,690	13,568,382
Chartwell Retirement Residences	864,225	8,491,753
Crombie Real Estate Investment Trust	261,611	3,265,365
First Capital Realty, Inc. (a)	953,115	15,698,256
H&R REIT	1,316,865	27,146,969
RioCan REIT	1,475,013	34,869,944

		411,325,142

CHINA — 2.7%
Hongkong Land Holdings, Ltd.	11,786,000	77,787,600
Kerry Properties, Ltd.	7,351,670	31,330,496

		109,118,096

FRANCE — 9.0%
Fonciere Des Regions (a)	441,309	36,625,261
Gecina SA (a)	262,983	33,651,463
Klepierre	978,438	42,449,049
Mercialys SA	565,431	11,335,516
Unibail-Rodamco SE	974,907	242,029,967

		366,091,256

HONG KONG — 8.1%
Champion REIT (a)	26,187,174	11,953,682
Hang Lung Group, Ltd.	8,515,808	45,460,688
Hang Lung Properties, Ltd.	22,887,755	77,914,255
Hysan Development Co., Ltd.	7,020,846	31,278,599
Prosperity REIT	11,635,000	3,585,701
The Link REIT	23,161,355	113,639,266
Wheelock & Co., Ltd.	8,133,545	43,157,821

		326,990,012

ITALY — 0.1%
Beni Stabili SpA (a)	8,561,984	5,325,576

JAPAN — 22.7%
Activia Properties, Inc.	1,892	16,408,581
Aeon Mall Co., Ltd.	1,140,240	33,861,497
Daibiru Corp.	586,400	6,848,554
Daiwa Office Investment Corp. (a)	2,322	11,003,618
Frontier Real Estate Investment Corp.	2,302	23,764,851
Fukuoka REIT Corp. (a)	1,165	9,604,943
Global One Real Estate Investment Co., Ltd. (a)	902	5,405,106
Hankyu REIT, Inc.	912	5,492,912
Heiwa Real Estate Co., Ltd.	370,400	6,809,698
Hulic Co., Ltd.	3,814,990	57,074,194
Japan Excellent, Inc.	2,241	14,593,620
Japan Prime Realty Investment Corp.	7,506	26,390,522
Japan Real Estate Investment Corp.	5,950	69,611,210
Japan Retail Fund Investment Corp. (a)	19,774	40,747,035
Kenedix Realty Investment Corp.	2,518	12,394,334
Mitsui Fudosan Co., Ltd.	8,837,000	296,743,083
Mori Hills REIT Investment Corp. (a)	2,365	16,365,197
Mori Trust Sogo REIT, Inc. (a)	1,716	16,421,136
Nippon Building Fund, Inc.	6,933	86,198,828
Nomura Real Estate Office Fund, Inc.	3,725	19,170,701
NTT Urban Development Corp. (a)	1,113,931	14,610,234
Orix JREIT, Inc. (a)	14,614	18,601,667
Premier Investment Corp.	1,702	7,770,660
Tokyu Land Corp. (a)(b)	4,431,000	46,104,978
Tokyu REIT, Inc. (a)	1,895	12,050,752
Top REIT, Inc.	1,364	6,873,865
United Urban Investment Corp.	23,758	36,317,962

		917,239,738

NETHERLANDS — 2.0%
Corio NV (a)	989,362	42,648,435
Eurocommercial Properties NV	364,225	14,758,956
VastNed Retail NV	195,076	8,307,477
Wereldhave NV (a)	216,337	15,702,335

		81,417,203

See accompanying notes to financial statements.

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

NEW ZEALAND — 0.8%
Argosy Property, Ltd.	8,145,679	$6,343,543
Goodman Property Trust	10,509,318	8,928,278
Kiwi Income Property Trust (a)	10,050,344	9,082,463
Precinct Properties (a)	8,189,015	6,752,426

		31,106,710

PHILIPPINES — 1.6%
Ayala Land, Inc.	56,735,800	35,508,740
SM Prime Holdings, Inc.	76,453,700	28,130,186

		63,638,926

SINGAPORE — 7.8%
Ascendas REIT (a)	20,424,831	37,113,859
Cambridge Industrial Trust	11,083,403	5,918,215
CapitaCommercial Trust (a)	22,433,676	25,924,551
CapitaLand, Ltd. (a)	25,161,999	61,964,995
CapitaMall Trust	25,965,168	40,559,258
Frasers Commercial Trust (a)	4,990,304	5,011,184
Global Logistic Properties, Ltd. (a)	30,518,000	70,290,512
Guocoland, Ltd. (a)	3,558,666	5,955,926
Mapletree Logistics Trust	14,565,276	12,420,678
Singapore Land, Ltd. (a)	817,000	5,658,282
Starhill Global REIT	13,693,482	8,676,085
Suntec REIT	22,620,351	29,475,413
United Industrial Corp., Ltd.	2,597,000	6,312,692

		315,281,650

SOUTH AFRICA — 1.4%
Capital Property Fund	16,043,410	16,866,405
Fountainhead Property Trust	11,914,112	9,317,010
Growthpoint Properties, Ltd.	9,470,897	23,197,875
SA Corporate Real Estate Fund	13,999,900	5,564,486
Sycom Property Fund	1,415,188	3,646,337

		58,592,113

SPAIN — 0.0% (d)
Martinsa-Fadesa SA (b)(e)(f)	35,998	0

SWEDEN — 2.0%
Castellum AB	1,719,616	24,536,876
Fabege AB	1,410,193	15,588,066
Great Portland Estates PLC	3,440,443	30,030,117
Kungsleden AB	1,398,713	9,342,029

		79,497,088

SWITZERLAND — 2.0%
PSP Swiss Property AG (b)	385,518	33,467,695
Swiss Prime Site AG (b)	605,800	46,862,825

		80,330,520

THAILAND — 0.5%
Central Pattana PCL	13,448,984	18,918,008

UNITED KINGDOM — 11.4%
Big Yellow Group PLC	1,300,621	9,267,388
British Land Co. PLC	9,998,516	93,506,420
Capital & Counties Properties PLC	6,632,664	35,982,116
Derwent London PLC	856,926	32,874,736
Grainger PLC	4,266,506	12,077,240
Hammerson PLC	7,139,466	57,923,841
Intu Properties PLC	6,781,634	35,263,754
Land Securities Group PLC	7,819,478	116,371,644
Segro PLC	7,426,301	37,281,050
Shaftesbury PLC	2,513,829	24,018,265
Workspace Group PLC	1,080,184	7,941,590

		462,508,044

TOTAL COMMON STOCKS —
(Cost $3,469,268,466)		4,032,542,536

SHORT TERM INVESTMENTS — 3.5%
UNITED STATES — 3.5%
MONEY MARKET FUNDS — 3.5%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	106,184,532	106,184,532
State Street Institutional Liquid Reserves Fund 0.06% (h)(i)	35,547,697	35,547,697

TOTAL SHORT TERM INVESTMENTS —
(Cost $141,732,229)		141,732,229

TOTAL INVESTMENTS — 103.2%
(Cost $3,611,000,695)		4,174,274,765
OTHER ASSETS & LIABILITIES — (3.2)%		(128,375,711)

NET ASSETS — 100.0%		$4,045,899,054

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(f)	Company has filed for insolvency.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(i)	The rate shown is the annualized seven-day yield at period end.
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Global Infrastructure ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 7.5%
Macquarie Atlas Roads Group	96,514	$221,101
Qube Holdings Ltd.	157,471	301,849
Sydney Airport	228,417	839,374
Transurban Group (a)	397,604	2,528,100

		3,890,424

BRAZIL — 1.8%
Cia de Saneamento Basico do Estado de Sao Paulo ADR (a)	12,132	120,835
Companhia Energetica de Minas Gerais ADR (a)	19,298	166,735
CPFL Energia SA ADR (a)	4,005	69,086
Ultrapar Participacoes SA ADR	23,406	575,553

		932,209

CANADA — 10.4%
AltaGas, Ltd. (a)	6,711	239,021
Enbridge, Inc.	46,599	1,950,276
Gibson Energy, Inc. (a)	6,851	163,827
Pembina Pipeline Corp. (a)	17,439	579,208
Teekay Corp. (a)	2,101	89,818
TransCanada Corp. (a)	39,921	1,757,394
Veresen, Inc. (a)	11,376	134,356
Westshore Terminals Investment Corp. (a)	17,000	512,365

		5,426,265

CHILE — 0.7%
Empresa Nacional de Electricidad SA ADR	3,962	166,364
Enersis SA ADR	13,530	217,292

		383,656

CHINA — 0.4%
China Longyuan Power Group Corp. (Class H)	102,000	106,010
Huaneng Power International Inc, ADR (a)	2,706	108,375

		214,385

FRANCE — 7.2%
Aeroports de Paris	10,095	1,057,542
GDF Suez	53,773	1,351,708
Groupe Eurotunnel SA	147,632	1,346,337

		3,755,587

GERMANY — 5.2%
E.ON AG	70,850	1,261,166
Fraport AG Frankfurt Airport Services Worldwide (a)	9,663	678,607
Hamburger Hafen und Logistik AG	6,606	162,570
RWE AG	17,444	593,633

		2,695,976

HONG KONG — 4.2%
China Gas Holdings, Ltd.	86,000	93,706
China Merchants Holdings International Co., Ltd.	310,909	1,130,556
China Resources and Transportation Group, Ltd. (b)	3,400,000	170,983
China Resources Power Holdings Co., Ltd.	62,000	147,422
COSCO Pacific, Ltd. (a)	431,999	660,659

		2,203,326

ITALY — 6.4%
Ansaldo STS SpA	28,837	267,196
Atlantia SpA	83,485	1,698,533
Enel SpA	229,801	880,951
Gemina SpA (b)	153,964	348,467
Societa Iniziative Autostradali e Servizi SpA	16,069	158,136

		3,353,283

JAPAN — 3.7%
Japan Airport Terminal Co., Ltd. (a)	19,500	450,909
Kamigumi Co., Ltd.	69,000	586,456
Mitsubishi Logistics Corp. (a)	44,000	664,092
The Sumitomo Warehouse Co., Ltd. (a)	41,000	254,879

		1,956,336

MEXICO — 2.2%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	10,547	539,479
Grupo Aeroportuario del Sureste SAB de CV, ADR	5,431	591,219

		1,130,698

NETHERLANDS — 0.4%
Koninklijke Vopak NV	3,762	215,690

NEW ZEALAND — 1.4%
Auckland International Airport, Ltd.	271,794	750,441

NORWAY — 0.2%
Golar LNG, Ltd. (a)	2,472	93,120

RUSSIA — 0.1%
Federal Hydrogenerating Co. JSC ADR	37,411	58,735

SINGAPORE — 3.5%
Hutchison Port Holdings Trust	1,450,000	1,131,000
SATS Ltd. (a)	172,000	446,878
SIA Engineering Co., Ltd.	65,000	251,763

		1,829,641

SPAIN — 5.4%
Abertis Infraestructuras SA (a)	94,200	1,831,737
Iberdrola SA (a)	170,507	991,316

		2,823,053

SWITZERLAND — 1.0%
Flughafen Zuerich AG	1,022	538,832

UNITED KINGDOM — 7.8%
BBA Aviation PLC	128,753	635,933
Centrica PLC	183,768	1,100,204
National Grid PLC	128,507	1,520,201
Scottish & Southern Energy PLC	33,944	810,241

		4,066,579

UNITED STATES — 30.0%
American Electric Power Co., Inc. (a)	17,338	751,602
Cheniere Energy, Inc. (b)	12,556	428,662
Consolidated Edison, Inc.	10,400	573,456
Dominion Resources, Inc.	20,509	1,281,402

See accompanying notes to financial statements.

SPDR S&P Global Infrastructure ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Duke Energy Corp. (a)	24,995	$1,669,166
Exelon Corp. (a)	30,299	898,062
FirstEnergy Corp. (a)	14,822	540,262
Kinder Morgan, Inc.	38,025	1,352,549
NextEra Energy, Inc.	15,007	1,202,961
PG&E Corp. (a)	15,741	644,122
PPL Corp.	22,363	679,388
Public Service Enterprise Group, Inc. (a)	17,899	589,414
SemGroup Corp.(Class A)	2,423	138,160
Sempra Energy (a)	8,087	692,247
Southern Co. (a)	30,899	1,272,421
Spectra Energy Corp.	37,710	1,290,813
The Williams Cos., Inc.	38,691	1,406,805
Wesco Aircraft Holdings, Inc. (b)	11,144	233,244

		15,644,736

TOTAL COMMON STOCKS —
(Cost $56,437,676)		51,962,972

RIGHTS — 0.2%
SPAIN — 0.2%
Abertis Infraestructuras SA (expiring 10/9/13) (a)(b) (Cost $83,153)	90,625	88,203

SHORT TERM INVESTMENTS — 15.5%
UNITED STATES — 15.5%
MONEY MARKET FUNDS — 15.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	8,057,213	8,057,213
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	54,923	54,923

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,112,136)		8,112,136

TOTAL INVESTMENTS — 115.2%
(Cost $64,632,965)		60,163,311
OTHER ASSETS & LIABILITIES — (15.2)%		(7,946,591)

NET ASSETS — 100.0%		$52,216,720

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 9.7%
Amcor, Ltd.	657,441	$6,430,180
BHP Billiton, Ltd.	612,641	20,473,649
Fortescue Metals Group, Ltd. (a)	427,636	1,899,339
Newcrest Mining, Ltd.	190,295	2,081,842
Rio Tinto, Ltd.	114,809	6,627,919
Woodside Petroleum, Ltd.	54,614	1,956,369

		39,469,298

BRAZIL — 2.6%
Fibria Celulose SA ADR (a)(b)	118,786	1,368,415
Gerdau SA ADR	231,098	1,723,991
Petroleo Brasileiro SA ADR	141,474	2,191,432
Vale SA ADR (a)	343,887	5,368,076

		10,651,914

CANADA — 12.7%
Agrium, Inc. (a)	79,447	6,691,047
Barrick Gold Corp.	256,411	4,774,373
Canadian Natural Resources, Ltd.	97,217	3,061,499
First Quantum Minerals, Ltd.	157,390	2,936,803
Goldcorp, Inc.	210,171	5,479,699
Imperial Oil, Ltd.	23,448	1,031,767
Kinross Gold Corp.	291,662	1,472,639
Potash Corp. of Saskatchewan, Inc.	453,662	14,190,547
Silver Wheaton Corp.	91,194	2,264,103
Suncor Energy, Inc.	131,332	4,705,669
Teck Resources, Ltd. (Class B) (a)	123,988	3,338,834
Yamana Gold, Inc. (a)	192,206	2,002,652

		51,949,632

CHILE — 0.4%
Sociedad Quimica y Minera de Chile SA ADR	47,346	1,446,420

CHINA — 0.5%
PetroChina Co., Ltd.	1,916,000	2,114,848

COLOMBIA — 0.2%
Ecopetrol SA, ADR (a)	21,985	1,011,310

FINLAND — 1.6%
Stora Enso Oyj	299,345	2,538,632
UPM-Kymmene Oyj	273,737	3,790,668

		6,329,300

FRANCE — 2.9%
Total SA	205,313	11,921,468

GERMANY — 1.2%
K+S AG (a)	91,371	2,369,794
ThyssenKrupp AG (b)	100,377	2,402,277

		4,772,071

HONG KONG — 0.7%
CNOOC, Ltd.	1,414,000	2,877,175

INDIA — 0.4%
Reliance Industries, Ltd. GDR (c)	68,675	1,805,466

ISRAEL — 0.5%
Israel Chemicals, Ltd.	227,049	1,915,042

ITALY — 1.3%
ENI SpA (a)	232,193	5,327,524

JAPAN — 3.5%
JFE Holdings, Inc. (a)	138,400	3,586,764
Nippon Steel Corp. (a)	2,432,000	8,253,310
OJI Paper Co., Ltd. (a)	518,000	2,428,331

		14,268,405

LUXEMBOURG — 0.8%
ArcelorMittal	248,671	3,419,995

NETHERLANDS — 0.5%
Nutreco NV (a)	36,816	1,924,417

NORWAY — 1.5%
StatoilHydro ASA	91,782	2,083,093
Yara International ASA	97,392	4,020,856

		6,103,949

PERU — 0.3%
Southern Copper Corp. (a)	51,169	1,393,844

RUSSIA — 4.0%
Gazprom OAO ADR	528,252	4,653,900
Lukoil OAO ADR (d)	3,605	229,134
Lukoil OAO ADR (d)	42,623	2,702,298
MMC Norilsk Nickel OJSC ADR	153,303	2,212,162
Novolipetsk Steel OJSC GDR	17,207	279,614
Rosneft Oil Co. GDR	93,370	756,297
Surgutneftegas OJSC ADR	85,408	733,228
Uralkali OJSC GDR	177,376	4,611,776

		16,178,409

SINGAPORE — 1.2%
Golden Agri-Resources, Ltd. (a)	3,543,000	1,468,308
Wilmar International, Ltd. (a)	1,333,000	3,367,691

		4,835,999

SOUTH AFRICA — 0.5%
Sasol, Ltd. ADR (a)	44,460	2,124,743

SOUTH KOREA — 1.6%
POSCO ADR	86,471	6,367,724

SPAIN — 0.4%
Repsol YPF SA	72,830	1,806,596

SWITZERLAND — 4.9%
Syngenta AG	48,704	19,896,331

UNITED KINGDOM — 14.4%
Anglo American PLC	360,426	8,860,164
Antofagasta PLC	100,141	1,327,347
BG Group PLC	297,369	5,684,805
BP PLC	1,665,265	11,679,532
Fresnillo PLC	44,192	696,323
Glencore Xstrata PLC (b)	2,876,829	15,685,958
Mondi PLC	188,885	3,190,331
Polyus Gold International, Ltd.	134,002	415,560
Royal Dutch Shell PLC (Class A)	333,340	11,012,134

		58,552,154

UNITED STATES — 31.0%
Alcoa, Inc. (a)	280,374	2,276,637
Anadarko Petroleum Corp.	29,619	2,754,271
Apache Corp.	23,258	1,980,186
Archer-Daniels-Midland Co.	185,519	6,834,520
Bunge, Ltd.	41,475	3,148,367

See accompanying notes to financial statements.

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

CF Industries Holdings, Inc.	16,776	$3,536,884
Chevron Corp.	113,555	13,796,932
ConocoPhillips (a)	71,889	4,997,004
Devon Energy Corp.	22,739	1,313,405
EOG Resources, Inc.	15,853	2,683,596
Exxon Mobil Corp.	225,312	19,385,844
Freeport-McMoRan Copper & Gold, Inc.	269,363	8,910,528
International Paper Co.	124,841	5,592,877
MeadWestvaco Corp. (a)	50,011	1,919,422
Monsanto Co.	151,040	15,764,045
Newmont Mining Corp. (a)	127,392	3,579,715
Nucor Corp. (a)	84,030	4,119,151
Occidental Petroleum Corp.	46,598	4,358,777
Packaging Corp. of America	27,430	1,565,979
Phillips 66	36,840	2,130,089
Plum Creek Timber Co., Inc. (a)	45,604	2,135,635
Rayonier, Inc.	35,284	1,963,555
Rock-Tenn Co. (Class A)	20,480	2,074,010
Sealed Air Corp.	54,454	1,480,604
The Mosaic Co.	77,063	3,315,250
Weyerhaeuser Co.	161,172	4,614,354

		126,231,637

TOTAL COMMON STOCKS —
(Cost $426,355,608)		404,695,671

SHORT TERM INVESTMENTS — 8.0%
UNITED STATES — 8.0%
MONEY MARKET FUNDS — 8.0%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	31,623,253	31,623,253
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	1,162,069	1,162,069

TOTAL SHORT TERM INVESTMENTS —
(Cost $32,785,322)		32,785,322

TOTAL INVESTMENTS — 107.3%
(Cost $459,140,930)		437,480,993
OTHER ASSETS & LIABILITIES — (7.3)%		(29,718,110)

NET ASSETS — 100.0%		$407,762,883

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.4% of net assets as of September 30, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 6.1%
Alumina, Ltd. (a)(b)	254,778	$244,186
Amcor, Ltd.	127,999	1,251,909
AMP, Ltd.	84,786	365,477
Australia & New Zealand Banking Group, Ltd.	79,078	2,275,930
BHP Billiton, Ltd.	115,562	3,861,929
Boral, Ltd. (b)	167,441	751,515
Brambles, Ltd.	62,951	536,236
CFS Retail Property Trust Group	193,678	362,197
Coca-Cola Amatil, Ltd.	86,700	993,903
Commonwealth Bank of Australia	43,628	2,904,965
CSL, Ltd.	22,876	1,368,972
Fortescue Metals Group, Ltd. (b)	69,826	310,131
Iluka Resources, Ltd. (b)	13,992	149,934
Insurance Australia Group, Ltd.	89,078	488,926
Lend Lease Group	79,524	755,486
Macquarie Group, Ltd.	23,235	1,040,887
National Australia Bank, Ltd.	48,434	1,554,291
Newcrest Mining, Ltd.	20,637	225,770
Origin Energy, Ltd.	70,064	923,738
Qantas Airways, Ltd. (a)	203,800	281,081
QBE Insurance Group, Ltd.	30,231	414,684
Rio Tinto, Ltd.	10,900	629,257
Santos, Ltd.	61,535	867,677
Sonic Healthcare, Ltd.	30,345	459,376
Suncorp Group, Ltd.	87,302	1,066,926
Toll Holdings, Ltd.	85,541	466,313
Transurban Group	78,355	498,207
Wesfarmers, Ltd. (c)	1,772	68,149
Wesfarmers, Ltd. (b)(c)	16,124	627,494
Westfield Group	48,833	502,731
Westpac Banking Corp.	66,195	2,025,843
Woodside Petroleum, Ltd.	21,891	784,174
Woolworths, Ltd.	39,084	1,279,092

		30,337,386

AUSTRIA — 0.3%
Erste Group Bank AG	17,551	554,985
OMV AG	8,206	405,444
Raiffeisen International Bank-Holding AG (b)	10,931	357,933
Telekom Austria AG	16,761	140,624

		1,458,986

BELGIUM — 0.8%
Ageas	12,963	525,368
Anheuser-Busch InBev NV	17,472	1,740,240
Delhaize Group	3,704	233,599
KBC Groep NV	10,628	522,449
Solvay SA	3,280	492,171
UCB SA	5,505	335,259

		3,849,086

BRAZIL — 2.1%
Banco Bradesco SA Preference Shares ADR (b)	79,991	1,110,275
Companhia de Bebidas das Americas Preference Shares ADR	42,149	1,616,414
Companhia Energetica de Minas Gerais ADR (b)	77,128	666,386
Companhia Siderurgica Nacional SA ADR (b)	51,825	221,293
Gerdau SA ADR (b)	77,241	576,218
Itau Unibanco Holding SA Preference Shares ADR	115,428	1,629,843
OGX Petroleo e Gas Participacoes SA ADR (a)(b)	36,708	4,148
Petroleo Brasileiro SA ADR (b)	135,290	2,263,402
Tim Participacoes SA ADR	8,419	198,436
Vale SA ADR (b)	17,261	269,444
Vale SA Preference Shares ADR	113,749	1,616,373

		10,172,232

CANADA — 7.4%
Agnico-Eagle Mines, Ltd.	4,624	122,719
Agrium, Inc. (b)	6,080	512,059
Bank of Montreal (b)	19,692	1,317,079
Bank of Nova Scotia (b)	30,876	1,772,239
Barrick Gold Corp.	33,253	620,481
Blackberry, Ltd. (a)(b)	16,925	133,371
Brookfield Asset Management, Inc. (Class A)	20,488	768,175
Brookfield Office Properties, Inc. (b)	34,265	658,032
Cameco Corp. (b)	13,716	247,926
Canadian Imperial Bank of Commerce (b)	12,192	973,320
Canadian National Railway Co.	17,602	1,787,256
Canadian Natural Resources, Ltd.	38,236	1,204,105
Canadian Pacific Railway, Ltd.	8,196	1,013,357
Canadian Tire Corp., Ltd. (Class A) (b)	6,080	539,623
Cenovus Energy, Inc.	26,616	795,968
Eldorado Gold Corp.	17,552	118,675
Enbridge, Inc.	33,007	1,381,420
EnCana Corp. (b)	26,756	463,330
Enerplus Corp. (b)	10,761	178,495
First Quantum Minerals, Ltd. (b)	12,489	233,037
Gildan Activewear, Inc.	14,349	667,265
Goldcorp, Inc.	24,536	639,717
Husky Energy, Inc. (b)	13,864	399,505
IGM Financial, Inc. (b)	11,569	540,915
Imperial Oil, Ltd.	15,558	684,588
Kinross Gold Corp.	30,824	155,634
Loblaw Cos., Ltd.	11,052	489,324
Manulife Financial Corp. (b)	48,738	807,954
National Bank of Canada	10,559	873,873
New Gold, Inc. (a)	17,413	104,014
Onex Corp.	19,331	1,017,421
Penn West Petroleum, Ltd. (b)	14,746	163,972
Potash Corp. of Saskatchewan, Inc.	33,213	1,040,754
Rogers Communications, Inc. (Class B) (b)	16,506	711,208
Royal Bank of Canada (b)	38,988	2,503,364
Shaw Communications, Inc. (Class B) (b)	17,690	411,659
Shoppers Drug Mart Corp. (b)	11,129	642,253
Silver Wheaton Corp.	11,082	275,136
SNC-Lavalin Group, Inc.	14,576	600,539

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Sun Life Financial, Inc.	19,678	$629,834
Suncor Energy, Inc.	38,772	1,389,214
Talisman Energy, Inc.	43,331	498,271
Teck Resources, Ltd. (Class B)	24,708	665,354
TELUS Corp.	17,931	595,549
The Toronto-Dominion Bank (b)	24,617	2,221,014
Thomson Reuters Corp. (b)	19,438	681,153
TransAlta Corp. (b)	21,138	275,150
TransCanada Corp. (b)	20,806	915,917
Valeant Pharmaceuticals International, Inc. (a)	6,341	662,539
Yamana Gold, Inc. (b)	20,982	218,618

		36,322,375

CHILE — 0.3%
Empresa Nacional de Electricidad SA ADR (b)	17,272	725,251
Enersis SA ADR	53,259	855,340
Sociedad Quimica y Minera de Chile SA ADR (b)	4,053	123,819

		1,704,410

CHINA — 2.4%
Agricultural Bank of China, Ltd. (b)	823,000	378,859
Bank of China, Ltd.	2,447,436	1,117,183
Bank of Communications Co., Ltd. (b)	486,710	357,730
China Construction Bank Corp.	1,799,720	1,385,444
China COSCO Holdings Co., Ltd. (a)(b)	349,295	172,955
China Life Insurance Co., Ltd.	284,000	736,079
China Merchants Bank Co., Ltd. (b)	205,014	372,745
China Petroleum & Chemical Corp.	939,800	735,587
China Shenhua Energy Co., Ltd.	69,500	211,498
China Telecom Corp., Ltd.	838,000	417,101
Hengan International Group Co., Ltd.	35,500	415,189
Huaneng Power International, Inc.	576,000	574,875
Industrial & Commercial Bank of China	1,943,045	1,355,470
PetroChina Co., Ltd.	716,000	790,308
PICC Property & Casualty Co., Ltd.	164,964	223,777
Ping An Insurance Group Co. of China, Ltd. (b)	71,000	527,798
Tencent Holdings, Ltd.	28,700	1,505,472
Tingyi Cayman Islands Holding Corp. (b)	140,000	370,979
Wumart Stores, Inc. (b)	66,000	117,615
Yanzhou Coal Mining Co., Ltd. (b)	138,000	137,730
Zijin Mining Group Co., Ltd. (Class H) (b)	708,000	169,807

		12,074,201

COLOMBIA — 0.1%
BanColombia SA ADR	5,266	303,006

DENMARK — 0.9%
A P Moller — Maersk A/S	71	651,412
Danske Bank A/S (a)	23,984	516,712
DSV A/S	18,433	523,249
Novo Nordisk A/S (Class B)	17,330	2,944,085

		4,635,458

FINLAND — 1.1%
Elisa Oyj	11,784	281,064
Fortum Oyj (b)	17,561	396,033
Kesko Oyj (Class B)	7,079	212,540
Kone Oyj (Class B)	13,484	1,203,761
Metso Oyj (b)	9,313	366,094
Neste Oil Oyj (b)	11,280	249,651
Nokia Oyj (a)(b)	74,937	492,788
Sampo Oyj (Class A)	18,752	806,185
Stora Enso Oyj	47,823	405,569
UPM-Kymmene Oyj (b)	30,179	417,914
Wartsila Oyj (b)	8,479	383,122

		5,214,721

FRANCE — 6.5%
Accor SA	8,469	352,405
Air Liquide SA (b)	11,020	1,535,729
Alstom SA	7,549	269,059
AXA SA	47,970	1,112,005
BNP Paribas	30,436	2,059,986
Bouygues SA (b)	8,052	294,017
Cap Gemini SA	5,559	330,872
Carrefour SA	21,491	738,192
Credit Agricole SA (a)	26,975	297,632
Danone	18,148	1,366,855
Essilor International SA	11,472	1,234,562
France Telecom SA	63,280	793,973
GDF Suez	33,207	834,734
Kering	4,708	1,055,685
L’Oreal SA	9,267	1,592,497
Lagardere SCA	6,415	208,451
LVMH Moet Hennessy Louis Vuitton SA	7,541	1,486,267
Pernod Ricard SA	6,580	817,576
Publicis Groupe SA (b)	8,560	681,562
Renault SA	15,016	1,197,836
Sanofi	33,210	3,370,257
Schneider Electric SA	17,243	1,459,046
Societe Generale	20,465	1,020,282
Sodexo	4,998	466,620
Technip SA	5,211	612,206
Total SA (b)	68,720	3,990,216
Unibail-Rodamco SE	2,497	619,904
Vallourec SA	3,663	219,509
Veolia Environnement SA	14,457	247,068
Vinci SA	18,033	1,048,914
Vivendi SA	43,875	1,009,951

		32,323,868

GERMANY — 6.1%
Adidas AG	10,776	1,169,581
Allianz SE	14,371	2,260,475
BASF SE	29,943	2,873,745
Bayer AG	23,506	2,773,337
Commerzbank AG (a)	21,167	243,835
Daimler AG	30,141	2,350,918
Deutsche Bank AG	25,549	1,173,795
Deutsche Boerse AG	9,117	686,296
Deutsche Lufthansa AG (a)	13,183	257,238
Deutsche Post AG	35,199	1,168,785

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Deutsche Telekom AG	95,688	$1,387,894
E.ON AG	61,143	1,088,376
Fresenius Medical Care AG & Co. KGaA	9,906	644,851
Linde AG	4,506	892,974
MAN SE	5,136	612,780
Merck KGaA	3,638	568,050
Metro AG	6,486	257,247
Muenchener Rueckversicherungs- Gesellschaft AG	7,237	1,415,086
OSRAM Licht AG (a)	2,661	124,992
RWE AG	15,768	536,597
SAP AG	30,300	2,242,324
Siemens AG	27,411	3,304,564
ThyssenKrupp AG (a)	12,918	309,161
Volkswagen AG	4,085	927,048
Volkswagen AG Preference Shares	4,047	954,581

		30,224,530

HONG KONG — 3.9%
AIA Group, Ltd.	342,200	1,608,375
Bank of East Asia, Ltd. (b)	254,086	1,076,281
Belle International Holdings, Ltd.	210,000	304,907
Cheung Kong Holdings, Ltd.	71,000	1,081,230
China Mengniu Dairy Co., Ltd.	68,000	304,701
China Merchants Holdings International Co., Ltd.	145,588	529,401
China Mobile, Ltd.	215,000	2,402,242
China Overseas Land & Investment, Ltd. (b)	144,000	424,286
China Resources Enterprise, Ltd. (b)	140,000	444,995
China Unicom (Hong Kong), Ltd.	280,000	436,871
Citic Pacific, Ltd. (b)	144,000	186,797
CNOOC, Ltd.	645,217	1,312,873
COSCO Pacific, Ltd.	290,030	443,545
Esprit Holdings, Ltd. (b)	6	9
Hang Lung Properties, Ltd.	144,000	490,203
Henderson Land Development Co., Ltd.	77,390	478,002
Hong Kong & China Gas Co., Ltd.	555,151	1,335,773
Hong Kong Exchanges and Clearing, Ltd. (b)	58,805	942,530
Hutchison Whampoa, Ltd.	71,000	850,519
Li & Fung, Ltd. (b)	288,000	418,901
New World Development Co., Ltd. (b)	435,017	654,055
Sands China, Ltd.	86,000	531,737
Shangri-La Asia, Ltd.	142,333	235,657
Sun Hung Kai Properties, Ltd.	73,268	996,728
Swire Pacific, Ltd.	71,000	850,519
The Link REIT	182,473	895,289

		19,236,426

HUNGARY — 0.1%
MOL Hungarian Oil and Gas NyRt	4,428	320,504

INDIA — 1.3%
Dr. Reddy’s Laboratories, Ltd. ADR	28,660	1,083,061
HDFC Bank, Ltd. ADR	43,103	1,326,710
ICICI Bank, Ltd. ADR (b)	31,568	962,193
Infosys Technologies, Ltd. ADR (b)	19,953	959,939
Mahindra & Mahindra, Ltd. GDR	12,473	164,020
Reliance Industries, Ltd. GDR (d)	35,648	937,186
Tata Motors, Ltd. ADR	39,675	1,056,149

		6,489,258

INDONESIA — 0.6%
Astra Agro Lestari Tbk PT	101,500	170,920
Astra International Tbk PT	1,470,500	819,061
Bank Central Asia Tbk PT	251,000	216,753
Bank Mandiri Tbk PT	290,000	199,093
Bank Rakyat Indonesia Persero Tbk PT	1,363,600	853,722
Bumi Resources Tbk PT (a)	900,000	35,363
Charoen Pokphand Indonesia Tbk PT	737,500	216,537
Gudang Garam Tbk PT	34,000	102,763
Telekomunikasi Indonesia Persero Tbk PT	1,972,500	357,707

		2,971,919

IRELAND — 0.3%
CRH PLC	8,740	208,875
Elan Corp. PLC (a)	33,262	518,014
James Hardie Industries Plc	88,566	884,449

		1,611,338

ISRAEL — 0.5%
Bank Hapoalim BM	139,617	705,608
Bank Leumi Le-Israel BM (a)	127,484	473,636
Teva Pharmaceutical Industries, Ltd. ADR	33,107	1,250,783

		2,430,027

ITALY — 1.3%
Assicurazioni Generali SpA	33,395	666,776
Atlantia SpA (b)	24,901	506,620
Banca Monte dei Paschi di Siena SpA (a)(b)	211,062	58,569
Enel SpA	190,664	730,918
ENI SpA (b)	65,713	1,507,744
Fiat SpA (a)	51,727	412,420
Finmeccanica SpA (a)	15,841	94,822
Intesa Sanpaolo SpA	343,957	710,036
Mediobanca SpA	22,841	159,386
Pirelli & C. SpA (b)	29,629	386,033
Saipem SpA	14,085	306,203
Telecom Italia SpA	470,445	388,459
UBI Banca ScPA	33,613	170,080
UniCredit SpA	20,956	133,666

		6,231,732

JAPAN — 15.5%
Aeon Co., Ltd. (b)	21,100	290,508
Aisin Seiki Co., Ltd. (b)	14,100	601,361
Asahi Breweries, Ltd.	21,500	565,080
Asahi Glass Co., Ltd.	70,000	434,446
Asahi Kasei Corp.	72,000	542,247
Astellas Pharma, Inc.	21,500	1,095,541
Bridgestone Corp.	21,500	783,312
Canon, Inc.	28,400	905,906
Central Japan Railway Co. (b)	7,200	923,068
Chubu Electric Power Co., Inc. (b)	28,600	392,312
Chuo Mitsui Trust Holdings, Inc.	71,000	350,930
Credit Saison Co., Ltd.	21,000	569,060

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Daiichi Sankyo Co., Ltd. (b)	28,700	$520,037
Daikin Industries, Ltd. (b)	21,500	1,141,554
Daiwa Securities Group, Inc. (b)	70,000	627,771
DeNA Co., Ltd. (b)	7,400	150,677
Denso Corp.	14,400	672,122
East Japan Railway Co.	14,300	1,229,982
Eisai Co., Ltd. (b)	7,200	292,769
Electric Power Development Co., Ltd.	7,200	234,803
FANUC Corp.	7,100	1,172,902
FUJIFILM Holdings Corp.	21,200	508,584
Fujitsu, Ltd. (a)	72,000	268,555
Furukawa Electric Co., Ltd. (b)	72,000	165,829
Hitachi, Ltd.	143,000	942,889
Honda Motor Co., Ltd.	50,200	1,910,797
Hoya Corp.	14,400	340,317
Inpex Corp.	28,000	330,436
ITOCHU Corp. (b)	71,700	878,302
Japan Real Estate Investment Corp.	72	842,354
Japan Retail Fund Investment Corp.	288	593,463
Japan Tobacco, Inc.	28,700	1,032,469
JFE Holdings, Inc. (b)	21,200	549,418
JSR Corp.	14,400	267,235
JX Holdings, Inc.	129,208	670,236
Kajima Corp. (b)	72,000	292,769
Kamigumi Co., Ltd.	71,000	603,455
KDDI Corp. (b)	14,400	739,628
Keikyu Corp. (b)	71,423	675,471
Kintetsu Corp. (b)	143,000	533,381
Kobe Steel, Ltd. (a)	144,000	267,088
Komatsu, Ltd. (b)	35,800	889,847
Konica Minolta Holdings, Inc.	36,000	302,308
Kubota Corp.	71,000	1,025,294
Kyocera Corp.	14,200	753,957
LIXIL Group Corp. (b)	14,100	290,119
Makita Corp.	7,000	406,624
Marubeni Corp. (b)	71,000	558,594
Marui Group Co., Ltd.	43,100	403,658
Mitsubishi Chemical Holdings Corp. (b)	72,000	336,061
Mitsubishi Corp.	50,200	1,016,022
Mitsubishi Electric Corp.	71,000	745,274
Mitsubishi Estate Co., Ltd.	71,618	2,113,689
Mitsubishi Heavy Industries, Ltd. (b)	143,000	820,474
Mitsubishi UFJ Financial Group, Inc.	296,900	1,897,134
Mitsui & Co., Ltd. (b)	71,700	1,041,979
Mitsui Chemicals, Inc. (b)	72,000	197,381
Mitsui Fudosan Co., Ltd.	21,000	705,172
Mizuho Financial Group, Inc.	412,100	894,546
MS&AD Insurance Group Holdings, Inc.	21,500	560,917
Murata Manufacturing Co., Ltd. (b)	7,200	549,585
NEC Corp.	70,000	161,936
Nidec Corp. (b)	7,300	602,599
Nippon Steel Corp.	287,000	973,972
Nippon Telegraph & Telephone Corp.	14,300	740,321
Nippon Yusen K.K. (b)	72,000	227,465
Nissan Motor Co., Ltd. (b)	71,700	719,009
Nitto Denko Corp. (b)	7,100	462,359
NKSJ Holdings, Inc. (b)	21,400	549,803
Nomura Holdings, Inc.	78,400	611,220
NTT Data Corp. (b)	7,200	242,507
NTT DoCoMo, Inc. (b)	57,400	931,269
Obayashi Corp. (b)	72,000	429,982
ORIX Corp.	78,900	1,282,502
Osaka Gas Co., Ltd. (b)	143,000	609,162
Panasonic Corp. (b)	73,200	707,196
Resona Holdings, Inc.	21,500	109,992
Rohm Co., Ltd. (b)	7,000	287,490
Secom Co., Ltd.	7,200	450,527
Seven & I Holdings Co., Ltd.	28,700	1,047,093
Sharp Corp. (a)(b)	70,000	256,815
Shin-Etsu Chemical Co., Ltd.	14,300	874,395
Softbank Corp.	28,700	1,985,967
Sony Corp. (b)	35,600	761,160
Sumitomo Chemical Co., Ltd.	72,000	274,425
Sumitomo Corp. (b)	35,900	483,667
Sumitomo Electric Industries, Ltd.	28,700	415,912
Sumitomo Mitsui Financial Group, Inc. (b)	21,500	1,039,669
T&D Holdings, Inc.	14,100	174,445
Takeda Pharmaceutical Co., Ltd. (b)	28,700	1,355,664
TDK Corp. (b)	7,200	282,497
Teijin, Ltd. (b)	143,000	329,355
Terumo Corp. (b)	14,300	733,034
The Bank of Yokohama, Ltd. (b)	72,000	411,638
The Chiba Bank, Ltd. (b)	72,000	525,371
The Joyo Bank, Ltd. (b)	72,000	386,690
The Kansai Electric Power Co., Inc. (a)	35,400	454,563
The Shizuoka Bank, Ltd. (b)	71,000	807,501
The Tokyo Electric Power Co., Inc. (a)(b)	50,100	311,960
Tohoku Electric Power Co., Inc. (a)	14,500	178,211
Tokio Marine Holdings, Inc.	21,500	702,242
Tokyo Electron, Ltd. (b)	7,200	385,957
Tokyo Gas Co., Ltd.	143,000	784,041
Tokyu Corp. (b)	72,000	513,631
Toppan Printing Co., Ltd. (b)	72,000	580,403
Toray Industries, Inc. (b)	72,000	473,274
Toshiba Corp.	72,000	322,854
Toyota Motor Corp.	86,100	5,501,625
Toyota Tsusho Corp. (b)	21,500	561,794
West Japan Railway Co.	14,300	612,805
Yahoo! Japan Corp.	93,300	529,611
Yamada Denki Co., Ltd. (b)	42,300	125,014
Yamaha Corp.	27,800	396,637
Yamaha Motor Co., Ltd. (b)	28,700	419,422

		76,516,352

LUXEMBOURG — 0.1%
ArcelorMittal	23,560	324,023

MEXICO — 0.9%
America Movil SAB de CV (b)	1,287,619	1,271,602
Cemex SAB de CV (a)(b)	519,714	578,787
Fomento Economico Mexicano SAB de CV (b)	67,157	647,911
Grupo Financiero Banorte SAB de CV	149,670	929,259
Grupo Mexico SAB de CV	84,016	249,678

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Grupo Televisa SA de CV (Series CPO) (b)	131,260	$729,602
Industrias Penoles SA de CV	6,043	176,680

		4,583,519

NETHERLANDS — 2.5%
Akzo Nobel NV	11,741	772,013
ASML Holding NV	12,974	1,282,045
CNH Industrial NV (a)	24,066	308,830
European Aeronautic Defence and Space Co. NV	16,894	1,076,996
Heineken NV	9,116	646,486
ING Groep NV (a)	88,214	997,201
Koninklijke (Royal) KPN NV (a)	190,321	606,714
Koninklijke Ahold NV	46,803	811,260
Koninklijke DSM NV	10,237	772,961
Koninklijke Philips NV	42,141	1,359,363
Reed Elsevier NV	38,389	772,464
TNT Express NV	18,951	173,107
Unilever NV	59,651	2,321,869
Wolters Kluwer NV	18,448	475,844

		12,377,153

NORWAY — 0.6%
DnB NOR ASA	57,708	876,043
Norsk Hydro ASA (b)	87,250	361,665
StatoilHydro ASA	34,714	787,872
Telenor ASA	27,840	636,025
Yara International ASA	7,136	294,612

		2,956,217

PERU — 0.1%
Cia de Minas Buenaventura SA ADR	5,015	58,725
Credicorp, Ltd.	2,080	267,197

		325,922

PHILIPPINES — 0.1%
Philippine Long Distance Telephone Co. ADR	4,124	279,772

POLAND — 0.0% (e)
Telekomunikacja Polska SA GDR (b)	55,301	147,045

PORTUGAL — 0.1% (e)
Portugal Telecom SGPS SA (b)	53,845	242,788

RUSSIA — 1.2%
Federal Hydrogenerating Co. JSC ADR	49,911	78,360
Gazprom OAO ADR (b)	168,103	1,480,987
Lukoil OAO ADR	20,426	1,298,277
MMC Norilsk Nickel OJSC ADR	11,070	159,740
Mobile Telesystems OJSC ADR (a)	33,571	747,291
Sberbank of Russia ADR (b)	46,782	563,723
Surgutneftegas OJSC ADR Preference Shares	47,187	336,443
Tatneft OAO ADR	27,252	1,066,916
Uralkali OJSC GDR (b)	7,073	183,898

		5,915,635

SINGAPORE — 1.1%
CapitaLand, Ltd. (b)	143,000	352,158
DBS Group Holdings, Ltd.	72,206	944,907
Singapore Exchange, Ltd.	143,000	827,400
Singapore Press Holdings, Ltd. (b)	215,000	704,244
Singapore Telecommunications, Ltd.	502,000	1,492,297
United Overseas Bank, Ltd.	71,014	1,169,842

		5,490,848

SOUTH AFRICA — 1.3%
Anglo Platinum, Ltd. (a)(b)	5,654	245,060
AngloGold Ashanti, Ltd. (b)	14,945	199,618
Discovery Holdings, Ltd.	33,320	268,447
FirstRand, Ltd. (b)	140,489	467,657
Gold Fields, Ltd.	34,034	155,869
Harmony Gold Mining Co., Ltd.	29,702	102,265
Impala Platinum Holdings, Ltd. (b)	21,554	265,298
MTN Group, Ltd.	52,834	1,028,987
Naspers, Ltd.	14,420	1,330,330
Sanlam, Ltd.	138,174	643,382
Sasol, Ltd. (b)	21,703	1,032,837
Standard Bank Group, Ltd.	46,967	559,474

		6,299,224

SOUTH KOREA — 3.9%
Celltrion, Inc. (b)	4,429	192,668
CJ CheilJedang Corp.	766	197,082
E-Mart Co., Ltd.	872	196,361
Hana Financial Group, Inc.	17,535	601,265
Honam Petrochemical Corp.	985	181,936
Hyundai Department Store Co., Ltd.	1,474	220,824
Hyundai Development Co.	10,964	245,362
Hyundai Heavy Industries Co., Ltd.	2,367	581,467
Hyundai Hysco Co., Ltd.	5,740	245,960
Hyundai Mobis	3,471	923,727
Hyundai Motor Co.	4,921	1,149,344
KB Financial Group, Inc.	17,513	612,733
Kia Motors Corp.	16,424	997,964
Korea Electric Power Corp. ADR (a)(b)	20,264	284,507
Korea Zinc Co., Ltd.	1,077	325,703
KT Corp. ADR	14,570	244,339
KT&G Corp.	5,428	388,914
LG Chem, Ltd. Preference Shares	4,500	586,224
LG Electronics, Inc.	6,423	425,540
LG Household & Health Care, Ltd.	436	221,109
NAVER Corp.	1,265	655,645
NCSoft Corp.	767	136,318
NHN Entertainment Corp. (a)	570	62,586
POSCO ADR	10,897	802,455
Samsung C&T Corp.	10,878	632,633
Samsung Electronics Co., Ltd. GDR	7,258	4,630,604
Samsung Engineering Co., Ltd.	1,161	89,235
Samsung Fire & Marine Insurance Co., Ltd.	2,220	509,205
Samsung Heavy Industries Co., Ltd.	16,570	663,000
Samsung Securities Co., Ltd.	7,540	330,106
Shinhan Financial Group Co., Ltd.	13,241	537,809
SK Holdings Co., Ltd.	2,612	471,517
SK Hynix, Inc. (a)	11,080	311,880
SK Innovation Co., Ltd.	3,354	455,658
SK Telecom Co., Ltd. ADR (b)	16,761	380,475

		19,492,155

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

SPAIN — 2.0%
Abertis Infraestructuras SA (b)	27,529	$535,307
Acciona SA (b)	2,792	158,942
ACS, Actividades de Construccion y Servicios SA	13,873	441,311
Banco Bilbao Vizcaya Argentaria SA	81,568	912,024
Banco Popular Espanol SA (a)	11,625	62,457
Banco Santander SA	239,166	1,951,548
Ferrovial SA	38,420	691,177
Gas Natural SDG SA	11,990	250,433
Iberdrola SA (b)	151,574	881,241
Industria de Diseno Textil SA	6,841	1,054,751
Mapfre SA (b)	81,935	293,471
Repsol YPF SA	35,139	871,646
Telefonica SA (a)	109,962	1,713,265

		9,817,573

SWEDEN — 2.3%
Assa Abloy AB (Class B)	18,789	862,941
Atlas Copco AB (Class B)	44,787	1,183,982
Hennes & Mauritz AB (Class B) (b)	30,700	1,333,993
Husqvarna AB (Class B) (b)	87,152	566,215
Nordea Bank AB	105,832	1,276,950
Sandvik AB	38,714	535,225
Securitas AB (Class B)	23,344	266,764
Skandinaviska Enskilda Banken AB (Class A)	41,770	442,860
Skanska AB (Class B)	23,276	447,901
SKF AB (Class B)	22,626	630,193
Svenska Handelsbanken AB (Class A)	19,894	851,436
Tele2 AB	28,983	370,912
Telefonaktiebolaget LM Ericsson (Class B)	97,884	1,302,966
TeliaSonera AB	68,729	526,882
Volvo AB (Class B)	40,173	601,991

		11,201,211

SWITZERLAND — 6.8%
ABB, Ltd. (a)	68,203	1,613,339
Adecco SA (a)	5,794	412,644
Cie Financiere Richemont SA	6,678	669,092
Credit Suisse Group AG (a)	29,596	904,000
Geberit AG	2,153	581,435
Givaudan SA (a)	567	828,319
Glencore Xstrata PLC (a)	151,981	828,679
Holcim, Ltd. (a)	9,059	674,228
Kuehne & Nagel International AG	5,336	699,271
Nestle SA	82,524	5,772,345
Novartis AG	67,947	5,222,357
Roche Holding AG	22,934	6,185,903
SGS SA	287	685,245
Swiss Re AG (a)	9,774	808,510
Syngenta AG	3,938	1,608,734
The Swatch Group AG	2,472	1,591,047
Transocean, Ltd.	4,227	187,778
UBS AG (a)	96,395	1,972,140
Wolseley PLC	17,614	911,915
Zurich Insurance Group AG (a)	4,551	1,172,163

		33,329,144

TAIWAN — 1.6%
Advanced Semiconductor Engineering Inc, ADR	220,602	1,054,478
AU Optronics Corp. ADR (a)	95,494	348,553
Chunghwa Telecom Co., Ltd. ADR (b)	29,337	926,462
Hon Hai Precision Industry Co., Ltd. GDR	329,114	1,690,000
Siliconware Precision Industries Co. ADR	143,074	826,968
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	126,043	2,137,689
United Microelectronics Corp. ADR (b)	516,242	1,063,459

		8,047,609

THAILAND — 0.5%
Bangkok Bank PCL	297,976	1,876,639
IRPC PCL	1,819,000	182,598
PTT PCL	58,177	587,722

		2,646,959

TURKEY — 0.3%
Akbank TAS	160,867	591,666
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	200,357	270,398
Turkiye Garanti Bankasi AS	71,953	283,138
Turkiye Is Bankasi (Class C)	118,510	312,847

		1,458,049

UNITED KINGDOM — 16.1%
3i Group PLC	84,433	497,426
Anglo American PLC	45,545	1,119,609
AstraZeneca PLC	47,620	2,479,658
BAE Systems PLC	110,335	811,906
Barclays PLC	336,400	1,446,353
BG Group PLC	112,588	2,152,345
BHP Billiton PLC	56,644	1,669,472
BP PLC	571,304	4,006,908
British American Tobacco PLC	63,876	3,389,236
British Land Co. PLC	78,654	735,575
British Sky Broadcasting Group PLC	46,367	653,254
BT Group PLC	111,774	619,767
Burberry Group PLC	19,062	504,399
Capita Group PLC	30,448	491,102
Centrica PLC	212,073	1,269,664
Cobham PLC	100,146	465,933
Compass Group PLC	85,767	1,180,573
Diageo PLC	89,962	2,862,698
Experian PLC	53,356	1,016,983
Fresnillo PLC	7,840	123,533
G4S PLC	76,107	313,419
GlaxoSmithKline PLC	165,100	4,164,175
Hammerson PLC	67,993	551,640
HSBC Holdings PLC	541,883	5,874,151
ICAP PLC	78,368	475,021
Imperial Tobacco Group PLC	32,785	1,214,214
Intercontinental Hotels Group PLC	31,921	931,505
J Sainsbury PLC	71,890	455,779
Land Securities Group PLC	38,300	569,991
Lloyds Banking Group PLC (a)	697,877	831,558

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Marks & Spencer Group PLC	60,249	$484,519
National Grid PLC	146,557	1,733,727
Next PLC	12,071	1,008,665
Old Mutual PLC	384,269	1,167,406
Pearson PLC	32,395	659,428
Prudential PLC	44,332	826,317
Randgold Resources, Ltd.	1,976	142,429
Reckitt Benckiser Group PLC	23,864	1,746,769
Reed Elsevier PLC	47,164	636,223
Rio Tinto PLC	42,466	2,078,899
Rolls-Royce Holdings PLC (a)	64,976	1,170,069
Royal Bank of Scotland Group PLC (a)	79,250	461,886
Royal Dutch Shell PLC (Class A)	115,301	3,809,054
Royal Dutch Shell PLC (Class B)	89,545	3,095,219
RSA Insurance Group PLC	121,863	238,590
SABMiller PLC	29,626	1,508,135
Scottish & Southern Energy PLC	39,353	939,354
Severn Trent PLC	21,309	608,372
Smith & Nephew PLC	44,914	560,777
Smiths Group PLC	18,193	412,170
Standard Chartered PLC	48,076	1,153,021
Standard Life PLC	114,227	638,918
Tesco PLC	262,660	1,527,011
The Sage Group PLC	65,141	347,904
Tullow Oil PLC	16,624	275,670
Unilever PLC	46,110	1,821,960
United Utilities Group PLC	31,570	353,270
Vodafone Group PLC	1,589,376	5,559,482
Whitbread PLC	18,887	906,557
WPP PLC	46,519	956,727

		79,706,375

TOTAL COMMON STOCKS —
(Cost $503,021,719)		489,069,036

RIGHTS — 0.0% (e)
HONG KONG — 0.0% (e)
New Hotel (expiring 12/31/13) (a)	4,761	0

SPAIN — 0.0% (e)
Abertis Infraestructuras SA (expiring 10/9/13) (a)(b)	27,529	26,793
Banco Bilbao Vizcaya Argentaria SA (expiring 10/14/13) (a)	81,568	11,152

		37,945

UNITED KINGDOM — 0.0% (e)
Barclays PLC (expiring 10/2/13) (a)	82,923	108,436

TOTAL RIGHTS —
(Cost $41,423)		146,381

SHORT TERM INVESTMENTS — 8.2%
UNITED STATES — 8.2%
MONEY MARKET FUNDS — 8.2%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	39,684,611	39,684,611
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)	822,596	822,596

TOTAL SHORT TERM INVESTMENTS —
(Cost $40,507,207)		40,507,207

TOTAL INVESTMENTS — 107.3%
(Cost $543,570,349)		529,722,624
OTHER ASSETS & LIABILITIES — (7.3)%		(35,898,279)

NET ASSETS — 100.0%		$493,824,345

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.2% of net assets as of September 30, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 97.9%
AUSTRALIA — 3.0%
Alumina, Ltd. (a)	3,276	$3,140
Amcor, Ltd.	285	2,788
AMP, Ltd.	982	4,233
Australia & New Zealand Banking Group, Ltd.	222	6,389
BHP Billiton, Ltd.	282	9,424
Boral, Ltd.	936	4,201
Brambles, Ltd.	688	5,861
CFS Retail Property Trust Group (b)	3,816	7,136
Coca-Cola Amatil, Ltd. (b)	336	3,852
Commonwealth Bank of Australia	72	4,794
CSL, Ltd.	129	7,720
Fortescue Metals Group, Ltd. (b)	497	2,207
Iluka Resources, Ltd. (b)	134	1,436
Insurance Australia Group, Ltd.	1,461	8,019
Lend Lease Group	790	7,505
Macquarie Group, Ltd.	146	6,541
National Australia Bank, Ltd.	283	9,082
Newcrest Mining, Ltd.	159	1,739
Origin Energy, Ltd.	332	4,377
OZ Minerals, Ltd. (b)	486	2,013
QBE Insurance Group, Ltd.	237	3,251
Rio Tinto, Ltd. (b)	102	5,888
Santos, Ltd.	365	5,147
Shopping Centres Australasia Property Group	22	31
Sonic Healthcare, Ltd.	354	5,359
Suncorp Group, Ltd.	491	6,001
Toll Holdings, Ltd.	930	5,070
Transurban Group	461	2,931
Wesfarmers, Ltd. (b)(c)	304	11,831
Wesfarmers, Ltd. (c)	16	615
Westfield Group	566	5,827
Westpac Banking Corp.	336	10,283
Woodside Petroleum, Ltd.	130	4,657
Woolworths, Ltd.	116	3,796

		173,144

AUSTRIA — 0.1%
OMV AG	136	6,720

BELGIUM — 0.4%
Anheuser-Busch InBev NV	79	7,868
Delhaize Group	71	4,478
Solvay SA	37	5,552
UCB SA	120	7,308

		25,206

BRAZIL — 0.9%
Banco Bradesco SA Preference Shares ADR	438	6,079
Companhia de Bebidas das Americas Preference Shares ADR	153	5,868
Companhia Energetica de Minas Gerais ADR (b)	440	3,802
Companhia Siderurgica Nacional SA ADR (b)	505	2,156
Gerdau SA ADR	456	3,402
Itau Unibanco Holding SA Preference Shares ADR	492	6,947
OGX Petroleo e Gas Participacoes SA ADR (a)(b)	358	40
Oi SA ADR (b)(c)	105	204
Oi SA ADR (b)(c)	1,080	1,987
PDG Realty SA Empreendimentos e Participacoes ADR (a)	342	756
Petroleo Brasileiro SA ADR (b)	571	9,553
Tim Participacoes SA ADR	174	4,101
Vale SA Preference Shares ADR	607	8,625

		53,520

CANADA — 3.7%
Agrium, Inc. (b)	34	2,863
Bank of Montreal	74	4,949
Bank of Nova Scotia	94	5,395
Barrick Gold Corp.	145	2,706
Brookfield Asset Management, Inc. (Class A)	144	5,399
Brookfield Office Properties, Inc. (b)	205	3,937
Cameco Corp. (b)	193	3,489
Canadian Imperial Bank of Commerce (b)	34	2,714
Canadian National Railway Co.	73	7,412
Canadian Natural Resources, Ltd.	146	4,598
Canadian Pacific Railway, Ltd.	31	3,833
Canadian Tire Corp., Ltd. (Class A)	36	3,195
Cenovus Energy, Inc. (b)	185	5,533
Eldorado Gold Corp.	199	1,346
Enbridge, Inc.	165	6,906
EnCana Corp.	271	4,693
Enerplus Corp. (b)	213	3,533
First Quantum Minerals, Ltd.	103	1,922
Goldcorp, Inc.	142	3,702
IAMGOLD Corp.	214	1,024
IGM Financial, Inc. (b)	57	2,665
Imperial Oil, Ltd.	106	4,664
Kinross Gold Corp.	314	1,585
Loblaw Cos., Ltd.	114	5,047
Manulife Financial Corp. (b)	380	6,299
National Bank of Canada	100	8,276
Onex Corp.	126	6,632
Penn West Petroleum, Ltd. (b)	164	1,824
Potash Corp. of Saskatchewan, Inc. (b)	108	3,384
Rogers Communications, Inc. (Class B)	201	8,661
Royal Bank of Canada (b)	176	11,301
Shaw Communications, Inc. (Class B) (b)	134	3,118
Shoppers Drug Mart Corp. (b)	88	5,078
Silver Wheaton Corp.	95	2,359
SNC-Lavalin Group, Inc.	84	3,461
Sun Life Financial, Inc.	207	6,625
Suncor Energy, Inc.	295	10,570
Talisman Energy, Inc.	344	3,956
Teck Resources, Ltd. (Class B) (b)	105	2,828
TELUS Corp.	284	9,433
The Toronto-Dominion Bank (b)	81	7,308
TMX Group, Ltd.	8	381
TransAlta Corp.	329	4,283
TransCanada Corp. (b)	59	2,597
Valeant Pharmaceuticals International, Inc. (a)	115	12,016

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Yamana Gold, Inc. (b)	289	$3,011

		216,511

CHILE — 0.2%
Empresa Nacional de Electricidad SA ADR	112	4,703
Enersis SA ADR (b)	350	5,621
Sociedad Quimica y Minera de Chile SA ADR	64	1,955

		12,279

CHINA — 1.3%
Agricultural Bank of China, Ltd. (b)	7,000	3,222
Bank of China, Ltd.	13,000	5,934
Bank of Communications Co., Ltd. (b)	5,000	3,675
China Construction Bank Corp.	6,000	4,619
China Life Insurance Co., Ltd.	1,000	2,592
China Merchants Bank Co., Ltd.	1,174	2,135
China Petroleum & Chemical Corp.	5,200	4,070
China Shenhua Energy Co., Ltd.	500	1,522
China Telecom Corp., Ltd.	6,000	2,986
Hengan International Group Co., Ltd.	500	5,848
Huaneng Power International, Inc.	4,000	3,992
Industrial & Commercial Bank of China	11,000	7,674
PetroChina Co., Ltd.	4,000	4,415
PICC Property & Casualty Co., Ltd.	2,220	3,011
Ping An Insurance Group Co. of China, Ltd.	500	3,717
Tencent Holdings, Ltd.	200	10,491
Wumart Stores, Inc. (b)	2,000	3,564
Yanzhou Coal Mining Co., Ltd. (b)	2,000	1,996

		75,463

COLOMBIA — 0.1%
BanColombia SA ADR (b)	94	5,409

DENMARK — 0.6%
A P Moller — Maersk A/S	1	9,175
Danske Bank A/S (a)	164	3,533
DSV A/S	246	6,983
Novo Nordisk A/S (Class B)	73	12,402

		32,093

FINLAND — 0.4%
Fortum Oyj	128	2,887
Metso Oyj (b)	76	2,987
Nokia Oyj (a)	793	5,215
Sampo Oyj (Class A)	90	3,869
UPM-Kymmene Oyj	292	4,044
Wartsila Oyj	87	3,931

		22,933

FRANCE — 3.3%
Accor SA	154	6,408
Alstom SA	119	4,241
AXA SA	309	7,163
BNP Paribas	167	11,303
Bouygues SA	93	3,396
Cap Gemini SA	116	6,904
Carrefour SA	185	6,355
Credit Agricole SA (a)	326	3,597
Danone	88	6,628
Essilor International SA	59	6,349
France Telecom SA	449	5,634
GDF Suez	164	4,123
Groupe Fnac (a)	2	53
Kering	20	4,485
LVMH Moet Hennessy Louis Vuitton SA	32	6,307
Pernod Ricard SA	43	5,343
Publicis Groupe SA	74	5,892
Renault SA	109	8,695
Sanofi	144	14,614
Schneider Electric SA	104	8,800
Societe Generale	132	6,581
Sodexo	92	8,589
Technip SA	48	5,639
Total SA	223	12,949
Unibail-Rodamco SE	35	8,689
Vallourec SA	39	2,337
Veolia Environnement SA	293	5,007
Vinci SA	135	7,852
Vivendi SA	338	7,780

		191,713

GERMANY — 2.9%
Adidas AG	79	8,574
Allianz SE	74	11,640
BASF SE	120	11,517
Bayer AG	141	16,636
Commerzbank AG (a)	174	2,004
Daimler AG	165	12,870
Deutsche Bank AG	160	7,351
Deutsche Boerse AG	57	4,291
Deutsche Lufthansa AG (a)	342	6,673
Deutsche Post AG	284	9,430
Deutsche Telekom AG (b)	468	6,788
E.ON AG	293	5,216
Fresenius Medical Care AG & Co. KGaA	32	2,083
Linde AG	20	3,963
MAN SE	27	3,221
Merck KGaA	50	7,807
Muenchener Rueckversicherungs- Gesellschaft AG	43	8,408
OSRAM Licht AG (a)	6	282
RWE AG	98	3,335
Salzgitter AG	104	4,324
SAP AG	146	10,805
Siemens AG	68	8,198
ThyssenKrupp AG (a)	183	4,380
Volkswagen AG	35	7,943

		167,739

HONG KONG — 2.2%
AIA Group, Ltd.	1,400	6,580
Bank of East Asia, Ltd.	1,067	4,520
Cheung Kong Holdings, Ltd.	1,000	15,229
China Mobile, Ltd.	500	5,587
China Overseas Land & Investment, Ltd. (b)	2,000	5,893
China Resources Enterprise, Ltd. (b)	2,000	6,357
China Unicom (Hong Kong), Ltd. (b)	2,000	3,121
Citic Pacific, Ltd. (b)	2,000	2,594
CNOOC, Ltd.	3,000	6,104
COSCO Pacific, Ltd.	2,070	3,166

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Hang Lung Properties, Ltd.	1,000	$3,404
Henderson Land Development Co., Ltd.	1,141	7,047
Hong Kong Exchanges and Clearing, Ltd. (b)	316	5,065
Hutchison Whampoa, Ltd.	1,000	11,979
Li & Fung, Ltd. (b)	2,000	2,909
New World Development Co., Ltd.	3,134	4,712
Sands China, Ltd.	800	4,946
Shangri-La Asia, Ltd.	2,000	3,311
Sun Hung Kai Properties, Ltd.	1,038	14,121
Swire Pacific, Ltd.	500	5,990
The Link REIT	1,058	5,191

		127,826

HUNGARY — 0.1%
MOL Hungarian Oil and Gas NyRt	22	1,593
Richter Gedeon NyRt	180	3,133

		4,726

INDIA — 0.6%
Dr. Reddy’s Laboratories, Ltd. ADR (b)	206	7,785
HDFC Bank, Ltd. ADR	156	4,802
ICICI Bank, Ltd. ADR (b)	128	3,901
Infosys Technologies, Ltd. ADR	90	4,330
Mahindra & Mahindra, Ltd. GDR	235	3,090
Reliance Industries, Ltd. GDR (d)	159	4,180
Tata Motors, Ltd. ADR (b)	174	4,632

		32,720

INDONESIA — 0.4%
Astra Agro Lestari Tbk PT	1,500	2,526
Astra International Tbk PT	5,000	2,785
Bank Central Asia Tbk PT	4,500	3,886
Bank Mandiri Tbk PT	4,500	3,089
Bank Rakyat Indonesia Persero Tbk PT	5,000	3,131
Gudang Garam Tbk PT	500	1,511
Telekomunikasi Indonesia Persero Tbk PT	32,500	5,894

		22,822

IRELAND — 0.8%
Accenture PLC (Class A) (b)	100	7,364
Covidien PLC	200	12,188
CRH PLC	154	3,680
Eaton Corp. PLC	200	13,768
Elan Corp. PLC (a)	224	3,489
Mallinckrodt PLC (a)	25	1,102
Prothena Corp. PLC (a)(b)	5	101
Seagate Technology PLC (b)	100	4,374

		46,066

ISRAEL — 0.2%
Bank Hapoalim BM	669	3,381
Bank Leumi Le-Israel BM (a)	876	3,254
Teva Pharmaceutical Industries, Ltd. ADR	115	4,345

		10,980

ITALY — 0.6%
Assicurazioni Generali SpA	278	5,551
Enel SpA	1,222	4,685
ENI SpA	260	5,965
Intesa Sanpaolo SpA	2,205	4,552
Mediaset SpA (a)	1,084	4,402
Saipem SpA	55	1,196
Telecom Italia SpA	5,152	4,254
UniCredit SpA	735	4,688

		35,293

JAPAN — 8.4%
Aisin Seiki Co., Ltd.	100	4,265
Asahi Breweries, Ltd.	100	2,628
Asahi Kasei Corp.	1,000	7,531
Astellas Pharma, Inc.	100	5,096
Bridgestone Corp.	100	3,643
Canon, Inc.	100	3,190
Chuo Mitsui Trust Holdings, Inc.	1,000	4,943
Credit Saison Co., Ltd.	200	5,420
Daiichi Sankyo Co., Ltd. (b)	300	5,436
Daikin Industries, Ltd.	100	5,310
Daiwa Securities Group, Inc.	1,000	8,968
Denso Corp. (b)	200	9,335
Eisai Co., Ltd.	100	4,066
FUJIFILM Holdings Corp.	200	4,798
Hitachi, Ltd.	1,000	6,594
Hokuhoku Financial Group, Inc.	2,000	4,199
Honda Motor Co., Ltd. (b)	200	7,613
Hoya Corp. (b)	200	4,727
ITOCHU Corp. (b)	300	3,675
Japan Tobacco, Inc.	200	7,195
JFE Holdings, Inc. (b)	200	5,183
JSR Corp.	200	3,712
JX Holdings, Inc.	500	2,594
Kajima Corp.	1,000	4,066
Kamigumi Co., Ltd.	1,000	8,499
KDDI Corp.	200	10,273
Kobe Steel, Ltd. (a)	3,000	5,564
Komatsu, Ltd.	200	4,971
Konica Minolta Holdings, Inc.	500	4,199
Kyocera Corp.	200	10,619
Makita Corp.	100	5,809
Marubeni Corp.	1,000	7,867
Marui Group Co., Ltd. (b)	900	8,429
Mitsubishi Chemical Holdings Corp.	500	2,334
Mitsubishi Corp. (b)	200	4,048
Mitsubishi Electric Corp.	1,000	10,497
Mitsubishi Heavy Industries, Ltd.	1,000	5,738
Mitsubishi UFJ Financial Group, Inc.	1,700	10,863
Mitsui & Co., Ltd. (b)	200	2,906
Mizuho Financial Group, Inc.	3,600	7,814
MS&AD Insurance Group Holdings, Inc.	200	5,218
Murata Manufacturing Co., Ltd.	100	7,633
NEC Corp. (b)	2,000	4,627
Nippon Steel Corp. (b)	3,000	10,181
Nippon Yusen K.K. (b)	2,000	6,318
Nissan Motor Co., Ltd. (b)	400	4,011
Nitto Denko Corp.	100	6,512
NKSJ Holdings, Inc. (b)	200	5,138
Nomura Holdings, Inc. (b)	900	7,017
NTT Data Corp.	100	3,368
Obayashi Corp.	1,000	5,972
ORIX Corp.	400	6,502
Osaka Gas Co., Ltd.	1,000	4,260
Panasonic Corp. (b)	600	5,797

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Resona Holdings, Inc.	600	$3,070
Rohm Co., Ltd.	100	4,107
Secom Co., Ltd.	100	6,257
Seven & I Holdings Co., Ltd.	100	3,648
Shin-Etsu Chemical Co., Ltd.	100	6,115
Softbank Corp. (b)	200	13,839
Sony Corp. (b)	300	6,414
Sumitomo Chemical Co., Ltd.	1,000	3,811
Sumitomo Corp. (b)	200	2,695
Sumitomo Electric Industries, Ltd. (b)	300	4,348
Sumitomo Mitsui Financial Group, Inc. (b)	200	9,671
T&D Holdings, Inc.	400	4,949
Takeda Pharmaceutical Co., Ltd.	100	4,724
TDK Corp.	100	3,924
Teijin, Ltd.	1,000	2,303
Terumo Corp.	100	5,126
The Joyo Bank, Ltd.	1,000	5,371
The Kansai Electric Power Co., Inc. (a)	200	2,568
Tokio Marine Holdings, Inc. (b)	200	6,532
Tokyo Electron, Ltd.	100	5,360
Tokyu Corp.	1,000	7,134
Toppan Printing Co., Ltd.	1,000	8,061
Toshiba Corp.	1,000	4,484
Toyota Motor Corp. (b)	400	25,559
Toyota Tsusho Corp. (b)	300	7,839
West Japan Railway Co.	100	4,285
Yamada Denki Co., Ltd. (b)	400	1,182
Yamaha Corp. (b)	600	8,560

		489,107

LUXEMBOURG — 0.0% (e)
ArcelorMittal	195	2,682

MEXICO — 0.5%
America Movil SAB de CV	7,481	7,388
Cemex SAB de CV (a)	3,277	3,650
Fomento Economico Mexicano SAB de CV	769	7,419
Grupo Financiero Banorte SAB de CV	740	4,594
Grupo Mexico SAB de CV	1,231	3,658
Grupo Televisa SA de CV (Series CPO)	654	3,635
Industrias Penoles SA de CV	50	1,462

		31,806

NETHERLANDS — 1.5%
Akzo Nobel NV	75	4,932
ASML Holding NV	70	6,917
CNH Industrial NV (a)	281	3,606
European Aeronautic Defence and Space Co. NV	66	4,207
Heineken NV	52	3,688
ING Groep NV (a)	675	7,630
Koninklijke (Royal) KPN NV (a)	1,347	4,294
Koninklijke Ahold NV	345	5,980
Koninklijke DSM NV	87	6,569
Koninklijke Philips NV	275	8,871
LyondellBasell Industries NV	100	7,323
Reed Elsevier NV	352	7,083
Unilever NV	197	7,668
Wolters Kluwer NV	434	11,195

		89,963

NETHERLANDS ANTILLES — 0.3%
Schlumberger, Ltd. (b)	200	17,672

NORWAY — 0.3%
DnB NOR ASA	363	5,510
Norsk Hydro ASA (b)	1,114	4,618
Telenor ASA	297	6,785
Yara International ASA	62	2,560

		19,473

PERU — 0.0% (e)
Compania de Minas Buenaventura SA ADR	30	351

PHILIPPINES — 0.1%
Philippine Long Distance Telephone Co. ADR	72	4,884

PORTUGAL — 0.1%
Portugal Telecom SGPS SA (b)	848	3,824

RUSSIA — 0.6%
Federal Hydrogenerating Co. JSC ADR	824	1,294
Gazprom OAO ADR	781	6,889
Lukoil OAO ADR	96	6,102
MMC Norilsk Nickel OJSC ADR (b)	117	1,688
Mobile Telesystems OJSC ADR	182	4,051
Sberbank of Russia ADR (b)	412	4,956
Surgutneftegas OJSC ADR Preference Shares	840	5,989
Tatneft OAO ADR	97	3,798
Uralkali OJSC GDR	68	1,768

		36,535

SINGAPORE — 0.5%
CapitaLand, Ltd. (b)	3,000	7,388
Singapore Exchange, Ltd. (b)	2,000	11,572
Singapore Press Holdings, Ltd. (b)	2,000	6,551
Singapore Telecommunications, Ltd.	1,000	2,973

		28,484

SOUTH AFRICA — 0.7%
AngloGold Ashanti, Ltd.	85	1,135
Discovery Holdings, Ltd.	1,162	9,362
FirstRand, Ltd. (b)	1,067	3,552
Gold Fields, Ltd.	206	943
Harmony Gold Mining Co., Ltd.	228	785
Impala Platinum Holdings, Ltd.	154	1,896
MTN Group, Ltd.	395	7,693
Naspers, Ltd.	63	5,812
Sanlam, Ltd.	988	4,600
Sasol, Ltd. (b)	76	3,617
Sibanye Gold, Ltd.	206	258
Standard Bank Group, Ltd.	260	3,097

		42,750

SOUTH KOREA — 2.0%
E-Mart Co., Ltd.	8	1,801
Hana Financial Group, Inc.	80	2,743
Honam Petrochemical Corp.	6	1,108
Hyundai Heavy Industries Co., Ltd.	12	2,948
Hyundai Hysco Co., Ltd.	100	4,285
Hyundai Mobis	13	3,460
Hyundai Motor Co.	29	6,773
KB Financial Group, Inc.	110	3,849

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Kia Motors Corp.	65	$3,950
Korea Electric Power Corp. ADR (a)	156	2,190
KT&G Corp.	41	2,938
LG Chem, Ltd. Preference Shares	63	8,207
LG Electronics, Inc.	34	2,253
LG Household & Health Care, Ltd.	6	3,043
NAVER Corp.	11	5,701
NHN Entertainment Corp. (a)	5	549
POSCO ADR	57	4,197
Samsung C&T Corp.	68	3,955
Samsung Electronics Co., Ltd. GDR	36	22,968
Samsung Engineering Co., Ltd.	17	1,307
Samsung Fire & Marine Insurance Co., Ltd.	14	3,211
Samsung Heavy Industries Co., Ltd.	110	4,401
Samsung Securities Co., Ltd.	67	2,933
Shinhan Financial Group Co., Ltd.	110	4,468
SK Holdings Co., Ltd.	23	4,152
SK Hynix, Inc. (a)	130	3,659
SK Innovation Co., Ltd.	20	2,717

		113,766

SPAIN — 0.7%
Acciona SA (b)	56	3,188
Acerinox SA (b)	262	3,004
ACS, Actividades de Construccion y Servicios SA	207	6,585
Banco Bilbao Vizcaya Argentaria SA	789	8,822
Banco Santander SA	1,471	12,003
Repsol YPF SA	124	3,076
Telefonica SA (a)	320	4,985

		41,663

SWEDEN — 1.2%
Assa Abloy AB (Class B)	110	5,052
Atlas Copco AB (Class B)	307	8,116
Nordea Bank AB	532	6,419
Sandvik AB	286	3,954
Securitas AB (Class B)	444	5,074
Skandinaviska Enskilda Banken AB (Class A)	671	7,114
Skanska AB (Class B)	291	5,600
SKF AB (Class B)	207	5,765
Svenska Handelsbanken AB (Class A)	91	3,894
Tele2 AB	183	2,342
Telefonaktiebolaget LM Ericsson (Class B)	543	7,228
TeliaSonera AB	468	3,588
Volvo AB (Class A)	448	6,710

		70,856

SWITZERLAND — 3.7%
ABB, Ltd. (a)	404	9,557
ACE, Ltd. (b)	100	9,356
Adecco SA (a)	78	5,555
Cie Financiere Richemont SA	110	11,021
Credit Suisse Group AG (a)	242	7,392
Geberit AG	32	8,642
Givaudan SA (a)	4	5,844
Glencore Xstrata PLC (a)	1,082	5,900
Holcim, Ltd. (a)	71	5,284
Kuehne & Nagel International AG	38	4,980
Nestle SA	280	19,585
Noble Corp. (b)	200	7,554
Novartis AG	264	20,291
Pentair, Ltd.	23	1,494
Roche Holding AG	98	26,433
SGS SA	4	9,550
Swiss Re AG (a)	95	7,858
Syngenta AG	10	4,085
TE Connectivity, Ltd.	200	10,356
The Swatch Group AG	12	7,724
Transocean, Ltd.	71	3,154
UBS AG (a)	611	12,500
Wolseley PLC	88	4,556
Zurich Insurance Group AG (a)	19	4,894

		213,565

TAIWAN — 1.0%
Advanced Semiconductor Engineering Inc, ADR	1,153	5,511
AU Optronics Corp. ADR (a)	992	3,621
Chunghwa Telecom Co., Ltd. ADR	263	8,305
Hon Hai Precision Industry Co., Ltd. GDR	1,601	8,221
Siliconware Precision Industries Co. ADR	1,651	9,543
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,096	18,588
United Microelectronics Corp. ADR (b)	2,579	5,313

		59,102

THAILAND — 0.2%
Bangkok Bank PCL	1,100	6,928
PTT PCL	200	2,020

		8,948

TURKEY — 0.3%
Akbank TAS	730	2,685
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,000	5,398
Turkiye Garanti Bankasi AS	845	3,325
Turkiye Is Bankasi (Class C)	1,939	5,119

		16,527

UNITED KINGDOM — 7.9%
3i Group PLC	1,772	10,440
Anglo American PLC	224	5,506
AstraZeneca PLC	177	9,217
BAE Systems PLC	891	6,556
Barclays PLC	2,108	9,063
BG Group PLC	446	8,526
BHP Billiton PLC	304	8,960
BP PLC	2,520	17,674
British American Tobacco PLC	51	2,706
British Land Co. PLC	629	5,882
British Sky Broadcasting Group PLC	201	2,832
BT Group PLC	2,078	11,522
Burberry Group PLC	158	4,181
Capita Group PLC	537	8,661
Cobham PLC	2,646	12,311
Compass Group PLC	479	6,593
Diageo PLC	273	8,687
Experian PLC	371	7,071
G4S PLC	623	2,566

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

GlaxoSmithKline PLC	625	$15,764
Hammerson PLC	1,017	8,251
HSBC Holdings PLC	2,224	24,109
Imperial Tobacco Group PLC	100	3,704
Intercontinental Hotels Group PLC	273	7,967
J Sainsbury PLC	736	4,666
Land Securities Group PLC	441	6,563
Liberty Global PLC (Class A) (a)	100	7,935
Lloyds Banking Group PLC (a)	8,654	10,312
Marks & Spencer Group PLC	1,017	8,179
National Grid PLC	197	2,330
Next PLC	72	6,016
Old Mutual PLC	1,498	4,551
Pearson PLC	120	2,443
Prudential PLC	485	9,040
Randgold Resources, Ltd.	29	2,090
Reckitt Benckiser Group PLC	80	5,856
Reed Elsevier PLC	312	4,209
Rio Tinto PLC	216	10,574
Rolls-Royce Holdings PLC (a)	316	5,690
Royal Dutch Shell PLC (Class A)	38	1,255
Royal Dutch Shell PLC (Class B)	760	26,270
RSA Insurance Group PLC	3,346	6,551
SABMiller PLC	131	6,669
Scottish & Southern Energy PLC	160	3,819
Severn Trent PLC	250	7,137
Smith & Nephew PLC	453	5,656
Smiths Group PLC	349	7,907
Standard Chartered PLC	353	8,466
Standard Life PLC	2,096	11,724
Tesco PLC	1,181	6,866
The Sage Group PLC	1,699	9,074
Tullow Oil PLC	178	2,952
Unilever PLC	153	6,046
United Utilities Group PLC	445	4,980
Vodafone Group PLC	6,679	23,362
Whitbread PLC	326	15,648
WPP PLC	344	7,075

		460,660

UNITED STATES — 46.1%
3M Co. (b)	100	11,941
Abbott Laboratories	200	6,638
AbbVie, Inc.	200	8,946
Adobe Systems, Inc. (a)	300	15,582
Aetna, Inc.	200	12,804
Aflac, Inc.	200	12,398
Agilent Technologies, Inc.	200	10,250
Alexion Pharmaceuticals, Inc. (a)	100	11,616
Allergan, Inc.	100	9,045
Altera Corp. (b)	100	3,716
Altria Group, Inc.	200	6,870
Amazon.com, Inc. (a)	100	31,264
American Capital Agency Corp. (b)	100	2,257
American Electric Power Co., Inc. (b)	200	8,670
American Express Co. (b)	200	15,104
American Tower Corp.	100	7,413
Amgen, Inc.	200	22,388
Anadarko Petroleum Corp.	100	9,299
Annaly Capital Management, Inc. (b)	200	2,316
Apache Corp.	100	8,514
Apple, Inc. (b)	100	47,675
Applied Materials, Inc. (b)	699	12,261
Archer-Daniels-Midland Co.	300	11,052
AT&T, Inc. (b)	699	23,640
Automatic Data Processing, Inc.	100	7,238
Baker Hughes, Inc. (b)	200	9,820
Bank of America Corp.	1,699	23,446
Baxter International, Inc.	200	13,138
Becton, Dickinson and Co.	100	10,002
Bed Bath & Beyond, Inc. (a)(b)	100	7,736
Berkshire Hathaway, Inc. (Class B) (a)	100	11,351
Biogen Idec, Inc. (a)(b)	100	24,076
Bristol-Myers Squibb Co. (b)	300	13,884
Broadcom Corp. (Class A)	200	5,202
C.H. Robinson Worldwide, Inc. (b)	100	5,956
Cameron International Corp. (a)(b)	200	11,674
Capital One Financial Corp. (b)	100	6,874
Carnival Corp.	100	3,264
Caterpillar, Inc. (b)	100	8,337
CBS Corp.	200	11,032
Celgene Corp. (a)(b)	100	15,393
CenturyLink, Inc.	200	6,276
Chesapeake Energy Corp. (b)	300	7,764
Chevron Corp. (b)	300	36,450
Church & Dwight Co., Inc.	200	12,010
Cisco Systems, Inc.	999	23,397
Citigroup, Inc.	500	24,255
Citrix Systems, Inc. (a)	100	7,061
Coach, Inc. (b)	100	5,453
Cognizant Technology Solutions Corp. (Class A) (a)	100	8,212
Colgate-Palmolive Co. (b)	200	11,860
Comcast Corp. (Class A) Special (b)	500	21,685
ConAgra Foods, Inc.	200	6,068
ConocoPhillips (b)	200	13,902
Corning, Inc.	400	5,836
Costco Wholesale Corp.	100	11,512
CST Brands, Inc. (b)	22	656
CSX Corp. (b)	400	10,296
Cummins, Inc. (b)	100	13,287
CVS Caremark Corp.	200	11,350
Danaher Corp. (b)	200	13,864
Deere & Co. (b)	100	8,139
Dell, Inc. (b)	400	5,508
Devon Energy Corp.	100	5,776
DIRECTV (Class A) (a)(b)	100	5,975
Discover Financial Services	200	10,108
Dollar Tree, Inc. (a)	200	11,432
Duke Energy Corp.	153	10,217
E. I. du Pont de Nemours & Co.	200	11,712
eBay, Inc. (a)	300	16,737
Ecolab, Inc.	100	9,876
Edison International (b)	200	9,212
Eli Lilly & Co.	200	10,066
EMC Corp. (b)	400	10,224
Emerson Electric Co.	200	12,940
EOG Resources, Inc. (b)	100	16,928
Equity Residential (b)	100	5,357

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Exelon Corp. (b)	200	$5,928
Express Scripts Holding Co. (a)(b)	181	11,182
Exxon Mobil Corp.	600	51,624
Fastenal Co. (b)	100	5,025
FedEx Corp.	100	11,411
FirstEnergy Corp. (b)	200	7,290
FMC Technologies, Inc. (a)(b)	200	11,084
Ford Motor Co.	799	13,479
Franklin Resources, Inc. (b)	300	15,165
Freeport-McMoRan Copper & Gold, Inc.	200	6,616
General Dynamics Corp.	100	8,752
General Electric Co.	1,499	35,811
General Mills, Inc.	100	4,792
General Motors Co. (a)	200	7,194
Gilead Sciences, Inc. (a)(b)	400	25,136
Halliburton Co.	200	9,630
HCP, Inc.	300	12,285
Hess Corp.	100	7,734
Hewlett-Packard Co.	400	8,392
Hillshire Brands Co.	60	1,844
Honeywell International, Inc. (b)	200	16,608
Illinois Tool Works, Inc. (b)	200	15,254
Ingersoll-Rand PLC	200	12,988
Intel Corp. (b)	799	18,313
International Business Machines Corp.	200	37,036
Intuit, Inc. (b)	100	6,631
Johnson & Johnson	300	26,007
Johnson Controls, Inc.	200	8,300
JPMorgan Chase & Co.	600	31,014
Juniper Networks, Inc. (a)(b)	200	3,972
Kellogg Co. (b)	100	5,873
Kimberly-Clark Corp.	100	9,422
Kinder Morgan Management, LLC (a)	106	7,946
Kinder Morgan, Inc. (b)	42	1,494
Kohl’s Corp. (b)	100	5,175
Kraft Foods Group, Inc.	33	1,731
L Brands, Inc. (b)	200	12,220
Las Vegas Sands Corp. (b)	100	6,642
Liberty Interactive Corp. (Class A) (a)(b)	200	4,694
Liberty Ventures, (Series A) (a)(b)	14	1,234
Lockheed Martin Corp. (b)	100	12,755
Lowe’s Cos., Inc.	300	14,283
Macy’s, Inc.	200	8,654
Marathon Oil Corp.	300	10,464
Marathon Petroleum Corp.	100	6,432
Marsh & McLennan Cos., Inc.	200	8,710
Mattel, Inc.	400	16,744
McCormick & Co., Inc. (b)	300	19,410
McDonald’s Corp. (b)	100	9,621
McKesson Corp.	100	12,830
Mead Johnson Nutrition Co.	100	7,426
Medtronic, Inc.	300	15,975
Merck & Co., Inc.	400	19,044
MetLife, Inc.	300	14,085
Microsoft Corp.	1,099	36,608
Mondelez International, Inc. (Class A) (b)	100	3,142
Monsanto Co. (b)	100	10,437
Morgan Stanley (b)	300	8,085
National Oilwell Varco, Inc.	100	7,811
NetApp, Inc. (b)	100	4,262
Newmont Mining Corp. (b)	100	2,810
News Corp. (Class A) (a)(b)	124	1,991
NextEra Energy, Inc. (b)	100	8,016
NIKE, Inc. (Class B) (b)	200	14,528
Noble Energy, Inc.	200	13,402
Norfolk Southern Corp. (b)	100	7,735
Northrop Grumman Corp.	200	19,052
O’Reilly Automotive, Inc. (a)	100	12,759
Occidental Petroleum Corp.	200	18,708
Oracle Corp.	699	23,186
Parker Hannifin Corp. (b)	100	10,872
PepsiCo, Inc.	200	15,900
Pfizer, Inc. (b)	975	27,992
PG&E Corp. (b)	100	4,092
Philip Morris International, Inc.	200	17,318
Phillips 66	100	5,782
Pioneer Natural Resources Co. (b)	100	18,880
PNC Financial Services Group, Inc. (b)	100	7,245
PPL Corp.	300	9,114
Praxair, Inc.	100	12,021
ProLogis (b)	300	11,286
Prudential Financial, Inc. (b)	200	15,596
Public Service Enterprise Group, Inc. (b)	200	6,586
Public Storage	100	16,055
QUALCOMM, Inc. (b)	300	20,208
Range Resources Corp. (b)	100	7,589
Raytheon Co. (b)	100	7,707
Retail Opportunity Investments Corp.	1,499	20,716
Rockville Financial, Inc. (b)	1,599	20,787
Ross Stores, Inc.	100	7,280
Salesforce.com, Inc. (a)(b)	400	20,764
SanDisk Corp. (b)	100	5,951
Simon Property Group, Inc.	100	14,823
Southern Co. (b)	100	4,118
Southwestern Energy Co. (a)(b)	100	3,638
Spectra Energy Corp. (b)	200	6,846
St. Jude Medical, Inc. (b)	200	10,728
Starbucks Corp.	200	15,394
State Street Corp.	100	6,575
Sysco Corp. (b)	200	6,366
Target Corp. (b)	100	6,398
Texas Instruments, Inc.	300	12,081
The ADT Corp. (b)	50	2,033
The Allstate Corp. (b)	200	10,110
The Bank of New York Mellon Corp. (b)	300	9,057
The Boeing Co. (b)	100	11,750
The Charles Schwab Corp. (b)	500	10,570
The Chubb Corp. (b)	100	8,926
The Clorox Co. (b)	100	8,172
The Coca-Cola Co. (b)	400	15,152
The Dow Chemical Co. (b)	300	11,520
The Estee Lauder Cos., Inc. (Class A) (b)	100	6,990
The Goldman Sachs Group, Inc.	100	15,821
The Hershey Co. (b)	100	9,250
The Home Depot, Inc.	200	15,170
The J.M. Smucker Co.	100	10,504
The Mosaic Co.	100	4,302
The Procter & Gamble Co. (b)	200	15,118

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

The Travelers Cos., Inc. (b)	100	$8,477
The Walt Disney Co. (b)	300	19,347
The Williams Cos., Inc.	300	10,908
Thermo Fisher Scientific, Inc.	200	18,430
Time Warner Cable, Inc.	100	11,160
Time Warner, Inc. (b)	200	13,162
TJX Cos., Inc.	200	11,278
Twenty-First Century Fox, Inc. (b)	500	16,750
Tyco International, Ltd.	100	3,498
Tyson Foods, Inc. (Class A) (b)	400	11,312
U.S. Bancorp (b)	300	10,974
Union Pacific Corp.	100	15,534
United Parcel Service, Inc. (Class B) (b)	100	9,137
United Technologies Corp.	100	10,782
UnitedHealth Group, Inc.	200	14,322
Valero Energy Corp. (b)	200	6,830
Vector Group, Ltd. (b)	990	15,941
Verizon Communications, Inc. (b)	300	13,998
Viacom, Inc. (Class B)	100	8,358
Visa, Inc. (Class A) (b)	100	19,110
Wal-Mart Stores, Inc. (b)	200	14,792
Walgreen Co.	200	10,760
Waste Management, Inc. (b)	200	8,248
Weatherford International, Ltd. (a)(b)	500	7,665
WellPoint, Inc.	100	8,361
Wells Fargo & Co.	799	33,015
Western Digital Corp. (b)	100	6,340
Whole Foods Market, Inc. (b)	200	11,700
Yahoo!, Inc. (a)(b)	300	9,948
Yum! Brands, Inc. (b)	100	7,139
Zoetis, Inc.	23	716

		2,682,521

TOTAL COMMON STOCKS —
(Cost $4,918,518)		5,698,302

RIGHTS — 0.0% (e)
HONG KONG — 0.0% (e)
New Hotel (expiring 12/31/13) (a)	39	0

SPAIN — 0.0% (e)
Banco Bilbao Vizcaya Argentaria SA (expiring 10/14/13) (a)(b)	789	108

UNITED KINGDOM — 0.0% (e)
Barclays PLC (expiring 10/2/13) (a)	527	689

TOTAL RIGHTS —
(Cost $106)		797

SHORT TERM INVESTMENTS — 15.5%
UNITED STATES — 15.5%
MONEY MARKET FUNDS — 15.5%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	869,026	869,026
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)	31,336	31,336

TOTAL SHORT TERM INVESTMENTS —
(Cost $900,362)		900,362

TOTAL INVESTMENTS — 113.4%
(Cost $5,818,986)		6,599,461
OTHER ASSETS & LIABILITIES — (13.4)%		(779,129)

NET ASSETS — 100.0%		$5,820,332

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of September 30, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI EM 50 ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.4%
BRAZIL — 11.9%
Banco Bradesco SA Preference Shares ADR	3,472	$48,191
BRF — Brasil Foods SA ADR	1,117	27,400
Companhia de Bebidas das Americas Preference Shares ADR	1,147	43,988
Itau Unibanco Holding SA Preference Shares ADR	4,174	58,937
Petroleo Brasileiro SA ADR (a)	3,473	58,103
Vale SA Preference Shares ADR	3,105	44,122

		280,741

CHINA — 20.5%
Agricultural Bank of China, Ltd.	36,000	16,572
Bank of China, Ltd.	125,196	57,148
China Construction Bank Corp.	120,154	92,496
China Life Insurance Co., Ltd.	12,584	32,616
China Petroleum & Chemical Corp.	41,600	32,561
China Shenhua Energy Co., Ltd.	5,644	17,175
Industrial & Commercial Bank of China	122,454	85,424
PetroChina Co., Ltd.	34,812	38,425
Ping An Insurance Group Co. of China, Ltd.	3,000	22,301
Tencent Holdings, Ltd.	1,700	89,174

		483,892

HONG KONG — 8.0%
China Mobile, Ltd.	9,855	110,112
China Overseas Land & Investment, Ltd. (a)	6,000	17,679
CNOOC, Ltd.	29,362	59,745

		187,536

INDIA — 2.5%
ICICI Bank, Ltd. ADR (a)	710	21,641
Infosys Technologies, Ltd. ADR (a)	762	36,660

		58,301

MEXICO — 5.8%
America Movil SAB de CV, ADR, Series L (a)	3,023	59,886
Cemex SAB de CV ADR (a)(b)	1,885	21,074
Fomento Economico Mexicano SAB de CV, ADR	338	32,816
Grupo Televisa SA de CV ADR	860	24,037

		137,813

RUSSIA — 11.1%
Gazprom OAO ADR	9,839	86,682
Lukoil OAO ADR	848	53,763
Magnit OJSC GDR	432	26,676
Mobile Telesystems OJSC ADR (b)	900	20,034
NovaTek OAO GDR	150	19,830
Sberbank of Russia ADR (c)	3,788	45,645
Sberbank of Russia ADR (c)	698	8,397

		261,027

SOUTH AFRICA — 7.7%
MTN Group, Ltd.	2,818	54,883
Naspers, Ltd.	656	60,520
Sasol, Ltd.	913	43,449
Standard Bank Group, Ltd.	2,003	23,860

		182,712

SOUTH KOREA — 20.4%
Hyundai Mobis	113	30,072
Hyundai Motor Co.	256	59,791
KB Financial Group, Inc. ADR	638	22,343
Kia Motors Corp.	434	26,371
LG Chem, Ltd.	77	22,032
POSCO ADR	432	31,813
Samsung Electronics Co., Ltd. GDR	368	234,784
Shinhan Financial Group Co., Ltd. ADR	710	28,755
SK Hynix, Inc. (b)	860	24,207

		480,168

TAIWAN — 11.5%
China Steel Corp.	19,275	16,917
Chunghwa Telecom Co., Ltd. ADR	678	21,411
Formosa Plastics Corp.	7,280	18,787
Hon Hai Precision Industry Co., Ltd. GDR	9,474	48,649
MediaTek, Inc.	2,000	24,724
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,220	139,411

		269,899

TOTAL COMMON STOCKS —
(Cost $2,396,503)		2,342,089

SHORT TERM INVESTMENTS — 4.3%
UNITED STATES — 4.3%
MONEY MARKET FUNDS — 4.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	92,838	92,838
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	7,495	7,495

TOTAL SHORT TERM INVESTMENTS —
(Cost $100,333)		100,333

TOTAL INVESTMENTS — 103.7%
(Cost $2,496,836)		2,442,422
OTHER ASSETS & LIABILITIES — (3.7)%		(87,215)

NET ASSETS — 100.0%		$2,355,207

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.2%
JAPAN — 99.2%
AIR FREIGHT & LOGISTICS — 0.3%
Yamato Holdings Co., Ltd. (a)	16,780	$378,266

AIRLINES — 0.5%
All Nippon Airways Co., Ltd. (a)	70,000	152,663
Japan Airlines Co., Ltd.	7,000	423,745

		576,408

AUTO COMPONENTS — 3.3%
Aisin Seiki Co., Ltd. (a)	8,368	356,893
Bridgestone Corp. (a)	26,603	969,230
Denso Corp.	18,247	851,682
FCC Co., Ltd. (a)	6,984	160,997
Futaba Industrial Co., Ltd. (a)(b)	2,808	11,618
Keihin Corp. (a)	4,156	66,792
NGK Spark Plug Co., Ltd.	14,160	312,999
NHK Spring Co., Ltd. (a)	2,740	28,035
Nifco, Inc. (a)	7,028	187,939
Nissin Kogyo Co., Ltd. (a)	4,216	80,002
NOK Corp.	7,016	109,253
Showa Corp.	14,012	188,207
Stanley Electric Co., Ltd. (a)	4,244	90,178
Sumitomo Rubber Industries, Inc.	12,608	194,147
Tokai Rika Co., Ltd.	20	423
Toyo Tire & Rubber Co., Ltd.	27,851	167,745
Toyota Industries Corp.	8,372	360,903

		4,137,043

AUTOMOBILES — 8.9%
Daihatsu Motor Co., Ltd.	464	8,984
Fuji Heavy Industries, Ltd. (a)	28,347	782,883
Honda Motor Co., Ltd.	67,174	2,556,891
Isuzu Motors, Ltd. (a)	69,651	458,543
Mazda Motor Corp. (b)	112,123	499,340
Mitsubishi Motors Corp. (a)(b)	18,200	201,058
Nissan Motor Co., Ltd. (a)	95,162	954,287
Suzuki Motor Corp. (a)	15,392	368,937
Toyota Motor Corp.	82,577	5,276,512
Yamaha Motor Co., Ltd. (a)	8,416	122,992

		11,230,427

BEVERAGES — 1.2%
Asahi Breweries, Ltd.	18,184	477,927
Ito En, Ltd. (a)	11,156	253,646
Kirin Holdings Co., Ltd.	42,207	614,663
Takara Holdings, Inc.	14,479	132,063

		1,478,299

BUILDING PRODUCTS — 1.2%
Aica Kogyo Co., Ltd. (a)	1,484	29,567
Asahi Glass Co., Ltd.	42,299	262,523
Daikin Industries, Ltd. (a)	9,832	522,035
LIXIL Group Corp. (a)	12,572	258,679
Nippon Sheet Glass Co., Ltd. (a)(b)	42,000	53,931
TOTO, Ltd. (a)	28,444	398,289

		1,525,024

CAPITAL MARKETS — 1.8%
Daiwa Securities Group, Inc. (a)	56,482	506,539
Jafco Co., Ltd.	1,412	67,632
Nomura Holdings, Inc.	156,776	1,222,254
Okasan Securities Group, Inc.	14,107	129,820
SBI Holdings, Inc.	11,158	143,960
Tokai Tokyo Financial Holdings, Inc. (a)	27,967	233,426

		2,303,631

CHEMICALS — 4.0%
Asahi Kasei Corp.	41,859	315,249
Daicel Chemical Industries, Ltd. (a)	14,055	126,764
DIC Corp. (a)	42,391	117,075
Hitachi Chemical Co., Ltd.	6,976	112,256
JSR Corp.	9,760	181,126
Kaneka Corp.	14,224	92,773
Kansai Paint Co., Ltd. (a)	14,092	186,984
Kuraray Co., Ltd. (a)	20,971	251,118
Mitsubishi Chemical Holdings Corp.	42,123	196,610
Mitsubishi Gas Chemical Co., Inc.	14,268	119,815
Mitsui Chemicals, Inc. (a)	41,843	114,708
Nissan Chemical Industries, Ltd.	19,616	295,264
Nitto Denko Corp. (a)	5,584	363,636
Shin-Etsu Chemical Co., Ltd.	16,820	1,028,484
Showa Denko K.K. (a)	55,723	75,528
Sumitomo Chemical Co., Ltd.	69,674	265,560
Taiyo Nippon Sanso Corp. (a)	28,180	188,967
Teijin, Ltd. (a)	42,367	97,579
Tokai Carbon Co., Ltd.	13,828	47,914
Toray Industries, Inc. (a)	55,758	366,511
Tosoh Corp.	41,599	171,271
Toyobo Co., Ltd.	56,302	107,870
Ube Industries, Ltd. (a)	69,543	131,113
Zeon Corp.	14,132	180,313

		5,134,488

COMMERCIAL BANKS — 10.1%
Chuo Mitsui Trust Holdings, Inc.	139,981	691,881
Fukuoka Financial Group, Inc. (a)	42,000	189,615
Hokuhoku Financial Group, Inc.	69,658	146,237
Mitsubishi UFJ Financial Group, Inc.	561,100	3,585,322
Mizuho Financial Group, Inc.	972,500	2,111,006
Resona Holdings, Inc.	67,100	343,278
Shinsei Bank, Ltd. (a)	69,726	169,119
Sumitomo Mitsui Financial Group, Inc. (a)	56,000	2,707,975
Suruga Bank, Ltd.	496	8,527
The 77 Bank, Ltd.	27,803	136,855
The Awa Bank, Ltd.	27,731	150,065
The Bank of Kyoto, Ltd. (a)	13,916	122,248
The Bank of Yokohama, Ltd. (a)	55,947	319,860
The Chiba Bank, Ltd. (a)	42,063	306,926
The Chugoku Bank, Ltd.	13,504	189,916
The Hachijuni Bank, Ltd.	41,719	259,349
The Hiroshima Bank, Ltd. (a)	41,811	178,110
The Hyakugo Bank, Ltd.	28,147	115,887
The Iyo Bank, Ltd.	13,180	138,079
The Joyo Bank, Ltd. (a)	28,155	151,212
The Juroku Bank, Ltd. (a)	41,883	164,758
The Musashino Bank, Ltd.	2,820	103,029
The Nanto Bank, Ltd. (a)	14,391	57,931
The Nishi-Nippon City Bank, Ltd. (a)	55,799	151,830

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

The Shizuoka Bank, Ltd. (a)	14,363	$163,354
Yamaguchi Financial Group, Inc.	14,076	138,285

		12,800,654

COMMERCIAL SERVICES & SUPPLIES — 1.1%
Aeon Delight Co., Ltd.	1,400	26,923
Dai Nippon Printing Co., Ltd. (a)	27,739	293,433
Daiseki Co., Ltd. (a)	2,800	51,563
Nissha Printing Co., Ltd. (a)(b)	1,436	24,074
Park24 Co., Ltd.	7,000	124,484
Secom Co., Ltd.	9,768	611,215
Toppan Printing Co., Ltd. (a)	28,299	228,122

		1,359,814

COMMUNICATIONS EQUIPMENT — 0.0% (c)
Aiphone Co., Ltd.	1,400	23,969

COMPUTERS & PERIPHERALS — 0.3%
NEC Corp.	77,918	180,254
Seiko Epson Corp. (a)	9,776	160,102

		340,356

CONSTRUCTION & ENGINEERING — 1.6%
Chiyoda Corp.	13,688	164,605
COMSYS Holdings Corp.	14,000	195,180
JGC Corp.	13,760	496,412
Kajima Corp. (a)	55,595	226,063
Maeda Corp.	28,855	177,614
Obayashi Corp. (a)	41,679	248,906
Shimizu Corp. (a)	41,559	202,871
Taisei Corp. (a)	69,995	344,536

		2,056,187

CONSTRUCTION MATERIALS — 0.2%
Taiheiyo Cement Corp. (a)	69,607	303,611

CONSUMER FINANCE — 0.4%
Acom Co., Ltd. (b)	1,420	5,340
Aeon Credit Service Co., Ltd. (a)	7,040	221,334
Credit Saison Co., Ltd.	9,764	264,586
Orient Corp. (a)(b)	28,001	77,047

		568,307

CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Group Holdings, Ltd.	7,048	138,195

DISTRIBUTORS — 0.1%
Canon Marketing Japan, Inc.	6,992	92,918

DIVERSIFIED CONSUMER SERVICES — 0.1%
Benesse Holdings, Inc.	4,228	153,824

DIVERSIFIED FINANCIAL SERVICES — 0.6%
ORIX Corp.	43,300	703,832

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
Nippon Telegraph & Telephone Corp.	36,400	1,884,453

ELECTRIC UTILITIES — 1.7%
Chubu Electric Power Co., Inc. (a)	27,963	383,574
Hokkaido Electric Power Co., Inc. (a)(b)	6,928	93,409
Hokuriku Electric Power Co. (a)	9,812	143,392
Kyushu Electric Power Co., Inc. (b)	16,776	239,523
Shikoku Electric Power Co., Inc. (b)	6,972	118,444
The Chugoku Electric Power Co., Inc. (a)	11,248	178,822
The Kansai Electric Power Co., Inc. (b)	33,611	431,591
The Okinawa Electric Power Co., Inc.	36	1,244
The Tokyo Electric Power Co., Inc. (a)(b)	60,167	374,645
Tohoku Electric Power Co., Inc. (b)	19,643	241,421

		2,206,065

ELECTRICAL EQUIPMENT — 1.8%
Fuji Electric Holdings Co., Ltd.	42,099	171,614
Fujikura, Ltd. (a)	28,107	108,847
Furukawa Electric Co., Ltd. (a)	27,899	64,257
Mitsubishi Electric Corp.	83,974	881,460
Nidec Corp. (a)	5,564	459,296
Sumitomo Electric Industries, Ltd.	26,587	385,291
Tatsuta Electric Wire and Cable Co., Ltd. (a)	14,000	107,006
Ushio, Inc.	7,036	87,121

		2,264,892

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.3%
Alps Electric Co., Ltd. (a)(b)	12,568	101,312
Amano Corp.	8,436	87,261
Citizen Holdings Co., Ltd.	21,003	147,262
FUJIFILM Holdings Corp.	19,627	470,848
Hamamatsu Photonics K.K. (a)	5,568	209,669
Hirose Electric Co., Ltd. (a)	2,808	430,965
Hitachi, Ltd.	181,933	1,199,599
Horiba, Ltd.	2,804	105,016
Hoya Corp.	18,232	430,879
Ibiden Co., Ltd.	6,996	114,289
Keyence Corp. (a)	1,440	546,650
Kyocera Corp. (a)	13,984	742,488
Murata Manufacturing Co., Ltd. (a)	8,428	643,319
Nippon Electric Glass Co., Ltd.	27,548	147,391
Oki Electric Industry Co., Ltd. (a)(b)	84,166	158,682
Omron Corp. (a)	9,780	353,326
Shimadzu Corp.	14,312	135,645
TDK Corp. (a)	6,996	274,493
Yaskawa Electric Corp.	13,604	191,184
Yokogawa Electric Corp.	13,964	198,947

		6,689,225

FOOD & STAPLES RETAILING — 1.7%
Aeon Co., Ltd. (a)	30,803	424,100
Cawachi, Ltd.	2,848	56,452
FamilyMart Co., Ltd. (a)	2,752	119,055
Izumiya Co., Ltd.	27,740	128,629
Lawson, Inc. (a)	2,800	219,434
Seven & I Holdings Co., Ltd.	30,839	1,125,133
UNY Group Holdings Co., Ltd.	14,000	90,313

		2,163,116

FOOD PRODUCTS — 1.1%
Ajinomoto Co., Inc. (a)	28,003	368,142
Hokuto Corp. (a)	2,800	50,764
Kikkoman Corp. (a)	14,256	260,785
MEIJI Holdings Co., Ltd. (a)	2,800	153,233

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Nissin Foods Holding Co., Ltd. (a)	4,240	$174,137
Sakata Seed Corp. (a)	11,184	154,325
Yakult Honsha Co., Ltd. (a)	4,164	208,571

		1,369,957

GAS UTILITIES — 0.8%
Osaka Gas Co., Ltd. (a)	84,150	358,468
Saibu Gas Co., Ltd.	70,273	171,162
Tokyo Gas Co., Ltd.	97,873	536,618

		1,066,248

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Nakanishi, Inc.	1,400	195,465
Olympus Corp. (b)	7,042	214,077
Sysmex Corp. (a)	2,800	178,629
Terumo Corp. (a)	6,956	356,573

		944,744

HEALTH CARE PROVIDERS & SERVICES — 0.3%
Medipal Holdings Corp.	8,392	103,569
Miraca Holdings, Inc.	4,236	189,082
Suzuken Co., Ltd. (a)	4,232	139,306

		431,957

HOTELS, RESTAURANTS & LEISURE — 0.4%
Oriental Land Co., Ltd. (a)	2,804	463,499
Round One Corp. (a)	5,600	32,359

		495,858

HOUSEHOLD DURABLES — 2.4%
Casio Computer Co., Ltd. (a)	15,448	142,948
Funai Electric Co., Ltd. (a)	2,795	30,165
Haseko Corp. (b)	12,628	90,470
Panasonic Corp. (a)	94,981	917,625
Pioneer Corp. (a)(b)	16,760	28,866
Sangetsu Co., Ltd. (a)	1,376	36,361
Sekisui Chemical Co., Ltd.	14,079	143,193
Sekisui House, Ltd.	27,679	371,780
Sharp Corp. (a)(b)	41,519	152,325
Sony Corp. (a)	47,611	1,017,966
Sumitomo Forestry Co., Ltd. (a)	9,768	105,917

		3,037,616

HOUSEHOLD PRODUCTS — 0.2%
Unicharm Corp. (a)	4,232	247,127

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Electric Power Development Co., Ltd.	5,640	183,929

INDUSTRIAL CONGLOMERATES — 0.8%
Keihan Electric Railway Co., Ltd. (a)	41,747	170,179
Nisshinbo Holdings, Inc.	13,584	111,994
Toshiba Corp.	167,633	751,679

		1,033,852

INSURANCE — 2.4%
MS&AD Insurance Group Holdings, Inc.	25,236	658,386
NKSJ Holdings, Inc. (a)	14,000	359,684
Sony Financial Holdings, Inc.	11,200	205,224
T&D Holdings, Inc.	29,400	363,736
The Dai-ichi Life Insurance Co., Ltd. (a)	29,400	419,465
Tokio Marine Holdings, Inc.	30,847	1,007,538

		3,014,033

INTERNET & CATALOG RETAIL — 0.4%
Rakuten, Inc.	35,000	529,682

INTERNET SOFTWARE & SERVICES — 0.5%
DeNA Co., Ltd. (a)	5,600	114,026
Gree, Inc. (a)	4,200	32,744
Internet Initiative Japan, Inc.	4,200	121,003
Yahoo! Japan Corp. (a)	72,900	413,812

		681,585

IT SERVICES — 0.7%
Fujitsu, Ltd. (b)	70,498	262,953
IT Holdings Corp. (a)	5,632	71,114
Itochu Techno-Solutions Corp. (a)	4,208	149,665
NET One Systems Co., Ltd. (a)	14,000	106,008
Nomura Research Institute, Ltd.	300	10,425
NTT Data Corp. (a)	5,600	188,617
Otsuka Corp.	12	1,531
SCSK Corp.	1,300	31,266
TKC Corp.	2,800	48,367

		869,946

LEISURE EQUIPMENT & PRODUCTS — 1.3%
Namco Bandai Holdings, Inc.	15,432	288,588
Nikon Corp. (a)	12,640	220,661
Roland Corp.	1,400	14,624
Sankyo Co., Ltd.	4,240	207,193
Sega Sammy Holdings, Inc. (a)	14,031	404,522
Shimano, Inc.	4,192	374,663
Yamaha Corp.	8,392	119,733

		1,629,984

MACHINERY — 5.8%
Amada Co., Ltd. (a)	13,527	121,726
FANUC Corp.	8,380	1,384,355
Glory, Ltd.	7,044	176,952
IHI Corp.	70,311	295,933
JTEKT Corp.	9,808	134,138
Kawasaki Heavy Industries, Ltd.	55,978	242,452
Komatsu, Ltd. (a)	37,839	940,528
Komori Corp. (a)	5,588	82,119
Kubota Corp.	27,663	399,475
Kurita Water Industries, Ltd. (a)	6,976	148,087
Makita Corp.	6,976	405,230
Minebea Co., Ltd. (a)	14,255	72,637
Mitsubishi Heavy Industries, Ltd. (a)	139,676	801,402
Mitsui Engineering & Shipbuilding Co., Ltd.	55,567	113,824
Mori Seiki Co., Ltd. (a)	6,968	108,150
NGK Insulators, Ltd. (a)	14,320	217,153
NSK, Ltd. (a)	14,463	147,541
NTN Corp. (b)	14,495	65,292
OKUMA Corp.	13,648	118,503
OSG Corp. (a)	7,012	122,554
SMC Corp. (a)	2,820	670,765
Sodick Co., Ltd.	12,600	60,994
Sumitomo Heavy Industries, Ltd.	27,795	126,334

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Takuma Co., Ltd. (a)	14,000	$132,260
The Japan Steel Works, Ltd. (a)	13,708	79,489
THK Co., Ltd. (a)	7,000	155,088
Toshiba Machine Co., Ltd. (a)	13,944	72,047

		7,395,028

MARINE — 0.3%
Kawasaki Kisen Kaisha, Ltd. (a)	41,759	97,881
Mitsui OSK Lines, Ltd. (b)	28,491	128,627
Nippon Yusen K.K. (a)	55,995	176,901

		403,409

MEDIA — 0.6%
CyberAgent, Inc. (a)	2,800	77,387
Dentsu, Inc. (a)	11,200	425,743
Toho Co., Ltd.	9,752	203,338

		706,468

METALS & MINING — 2.5%
Daido Steel Co., Ltd.	14,199	83,349
Dowa Holdings Co., Ltd. (a)	13,767	138,617
JFE Holdings, Inc. (a)	19,647	509,170
Kobe Steel, Ltd. (b)	84,645	156,998
Mitsubishi Materials Corp. (a)	56,027	231,245
Mitsubishi Steel Manufacturing Co., Ltd.	28,000	91,027
Mitsui Mining & Smelting Co., Ltd.	41,839	121,520
Nippon Steel Corp.	320,755	1,088,524
Nisshin Steel Holdings Co., Ltd.	4,100	54,318
Sumitomo Metal Mining Co., Ltd. (a)	27,575	389,493
Toho Zinc Co., Ltd. (a)	28,000	90,171
Tokyo Steel Manufacturing Co., Ltd. (a)(b)	1,344	7,944
Topy Industries, Ltd.	41,000	90,670
Yodogawa Steel Works, Ltd. (a)	27,963	123,393

		3,176,439

MULTILINE RETAIL — 0.7%
Isetan Mitsukoshi Holdings, Ltd.	16,841	249,547
J Front Retailing Co., Ltd.	27,778	224,772
Marui Group Co., Ltd. (a)	18,216	170,604
Ryohin Keikaku Co., Ltd.	1,436	129,807
Takashimaya Co., Ltd.	14,332	134,228

		908,958

OFFICE ELECTRONICS — 1.8%
Brother Industries, Ltd.	12,632	142,380
Canon, Inc.	50,258	1,603,134
Konica Minolta Holdings, Inc.	28,075	235,758
Ricoh Co., Ltd. (a)	27,555	317,602

		2,298,874

OIL, GAS & CONSUMABLE FUELS — 0.8%
Cosmo Oil Co., Ltd. (b)	41,927	78,620
Inpex Corp.	22,400	264,349
JX Holdings, Inc.	102,100	529,619
TonenGeneral Sekiyu K.K. (a)	13,547	125,219

		997,807

PAPER & FOREST PRODUCTS — 0.2%
Nippon Paper Industries Co., Ltd. (a)	2,800	44,229
OJI Paper Co., Ltd. (a)	41,839	196,137

		240,366

PERSONAL PRODUCTS — 0.9%
Kao Corp.	22,439	699,754
Mandom Corp.	7,016	245,247
Shiseido Co., Ltd. (a)	12,632	227,086

		1,172,087

PHARMACEUTICALS — 4.8%
Astellas Pharma, Inc.	19,571	997,248
Chugai Pharmaceutical Co., Ltd.	11,216	230,207
Daiichi Sankyo Co., Ltd. (a)	28,051	508,277
Dainippon Sumitomo Pharma Co., Ltd. (a)	6,960	94,762
Eisai Co., Ltd. (a)	11,140	452,979
Hisamitsu Pharmaceutical Co., Inc. (a)	2,804	156,595
Kissei Pharmaceutical Co., Ltd. (a)	7,000	160,367
Kyowa Hakko Kirin Co., Ltd.	13,833	142,101
Mitsubishi Tanabe Pharma Corp.	14,000	196,464
Mochida Pharmaceutical Co., Ltd. (a)	2,800	183,480
Nichi-iko Pharmaceutical Co., Ltd. (a)	1,400	32,673
Ono Pharmaceutical Co., Ltd. (a)	2,832	174,033
Otsuka Holdings Co., Ltd.	11,100	321,942
Santen Pharmaceutical Co., Ltd. (a)	6,956	337,787
Seikagaku Corp.	5,600	75,732
Shionogi & Co., Ltd. (a)	13,996	293,970
Taisho Pharmaceutical Holdings Co., Ltd. (a)	2,700	178,028
Takeda Pharmaceutical Co., Ltd. (a)	32,355	1,528,310
Torii Pharmaceutical Co., Ltd. (a)	1,400	37,666
Tsumura & Co.	100	2,933

		6,105,554

PROFESSIONAL SERVICES — 0.1%
Meitic Corp.	5,612	161,740

REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.4%
Daikyo, Inc.	28,256	90,131
Daito Trust Construction Co., Ltd. (a)	4,164	416,294
Daiwa House Industry Co., Ltd. (a)	28,363	534,164
Heiwa Real Estate Co., Ltd. (a)	6,900	126,854
Leopalace21 Corp. (b)	7,044	51,686
Mitsubishi Estate Co., Ltd. (a)	55,111	1,626,512
Mitsui Fudosan Co., Ltd.	41,923	1,407,758
Sumitomo Realty & Development Co., Ltd. (a)	13,843	656,705
Tokyo Tatemono Co., Ltd.	27,540	252,035
Tokyu Land Corp. (a)(b)	41,664	433,518

		5,595,657

ROAD & RAIL — 4.1%
Central Japan Railway Co.	7,000	897,427
East Japan Railway Co. (a)	15,400	1,324,596
Hankyu Hanshin Holdings, Inc.	56,486	313,731
Keikyu Corp. (a)	28,355	268,163
Keisei Electric Railway Co., Ltd.	14,147	147,345
Kintetsu Corp. (a)	84,038	313,456
Nagoya Railroad Co., Ltd. (a)	56,362	165,424
Nankai Electric Railway Co., Ltd.	42,111	159,217
Nippon Express Co., Ltd. (a)	55,555	278,554
Odakyu Electric Railway Co., Ltd. (a)	14,483	143,908

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Sotetsu Holdings, Inc.	56,254	$216,130
Tobu Railway Co., Ltd. (a)	42,007	221,754
Tokyu Corp. (a)	42,391	302,407
West Japan Railway Co.	9,800	419,964

		5,172,076

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Advantest Corp. (a)	8,416	97,004
Dainippon Screen Manufacturing Co., Ltd. (b)	364	1,996
Disco Corp. (a)	2,784	159,450
Rohm Co., Ltd. (a)	4,176	171,508
Sanken Electric Co., Ltd. (a)	14,404	73,543
Shinko Electric Industries Co., Ltd. (a)	4,192	43,917
Sumco Corp.	7,046	57,230
Tokyo Electron, Ltd.	7,040	377,380

		982,028

SOFTWARE — 0.7%
Konami Corp. (a)	5,592	129,136
Nintendo Co., Ltd. (a)	4,248	481,837
NSD Co., Ltd.	5,632	63,308
Square Enix Holdings Co., Ltd. (a)	5,596	88,680
Trend Micro, Inc.	2,768	103,104

		866,065

SPECIALTY RETAIL — 1.4%
Aoyama Trading Co., Ltd. (a)	6,984	190,463
Autobacs Seven Co., Ltd. (a)	4,080	62,536
Fast Retailing Co., Ltd. (a)	1,376	516,745
Hikari Tsushin, Inc.	1,384	87,024
Nitori Holding Co., Ltd.	1,410	129,325
Sanrio Co., Ltd. (a)	2,848	175,016
Shimachu Co., Ltd.	6,984	173,239
Shimamura Co., Ltd.	1,432	142,580
USS Co., Ltd. (a)	14,000	202,741
Yamada Denki Co., Ltd. (a)	42,000	124,127

		1,803,796

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Asics Corp. (a)	14,064	242,510
Gunze, Ltd.	28,223	76,796
Onward Holdings Co., Ltd.	13,580	119,573
The Japan Wool Textile Co., Ltd.	14,031	110,818

		549,697

TOBACCO — 1.2%
Japan Tobacco, Inc.	42,000	1,510,930

TRADING COMPANIES & DISTRIBUTORS — 4.0%
Hanwa Co., Ltd. (a)	14,207	67,180
Inaba Denki Sangyo Co., Ltd.	6,956	208,839
ITOCHU Corp. (a)	60,166	737,014
Iwatani Corp.	42,451	171,318
Kanematsu Corp.	139,000	188,403
Marubeni Corp. (a)	70,402	553,889
Mitsubishi Corp.	53,207	1,076,883
Mitsui & Co., Ltd. (a)	70,102	1,018,756
Sojitz Corp. (a)	60,028	117,456
Sumitomo Corp. (a)	44,775	603,236
Toyota Tsusho Corp. (a)	7,039	183,929
Yamazen Corp.	19,600	127,238

		5,054,141

TRANSPORTATION INFRASTRUCTURE — 0.3%
Kamigumi Co., Ltd.	14,395	122,348
Mitsubishi Logistics Corp. (a)	14,216	214,562

		336,910

WIRELESS TELECOMMUNICATION SERVICES — 3.5%
KDDI Corp. (a)	25,200	1,294,349
NTT DoCoMo, Inc. (a)	61,600	999,411
Softbank Corp.	30,815	2,132,319

		4,426,079

TOTAL COMMON STOCKS —
(Cost $126,260,530)		125,913,631

SHORT TERM INVESTMENTS — 22.6%
UNITED STATES — 22.6%
MONEY MARKET FUNDS — 22.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	28,480,765	28,480,765
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	218,191	218,191

TOTAL SHORT TERM INVESTMENTS —
(Cost $28,698,956)		28,698,956

TOTAL INVESTMENTS — 121.8%
(Cost $154,959,486)		154,612,587
OTHER ASSETS & LIABILITIES — (21.8)%		(27,701,478)

NET ASSETS — 100.0%		$126,911,109

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.2%
JAPAN — 99.2%
AIR FREIGHT & LOGISTICS — 0.3%
Kintetsu World Express, Inc.	8,100	$290,981

AIRLINES — 0.0% (a)
Skymark Airlines, Inc.	10,100	38,187

AUTO COMPONENTS — 5.8%
Ahresty Corp.	8,700	73,147
Exedy Corp.	6,300	154,795
FCC Co., Ltd. (b)	11,513	265,400
Futaba Industrial Co., Ltd. (b)(c)	15,994	66,176
Keihin Corp.	11,741	188,694
Koito Manufacturing Co., Ltd.	24,000	455,908
KYB Co., Ltd. (b)	33,902	219,046
Mitsuba Corp.	1,000	17,896
Musashi Seimitsu Industry Co., Ltd. (b)	21,052	537,644
Nifco, Inc. (b)	13,500	361,009
Nissan Shatai Co., Ltd. (b)	30,000	522,497
Nissin Kogyo Co., Ltd. (b)	14,234	270,101
Press Kogyo Co., Ltd. (b)	32,569	143,718
Showa Corp.	18,639	250,356
Takata Corp.	15,700	395,200
Tokai Rika Co., Ltd.	11,900	251,765
Topre Corp. (b)	21,434	275,666
Toyo Tire & Rubber Co., Ltd.	49,372	297,364
Toyota Boshoku Corp. (b)	11,200	149,866
TS Tech Co., Ltd.	14,300	562,527
Unipres Corp.	10,300	218,229

		5,677,004

BEVERAGES — 0.7%
Coca-Cola East Japan Co., Ltd.	26,500	426,160
Sapporo Holdings, Ltd.	49,000	212,729

		638,889

BIOTECHNOLOGY — 0.7%
3-D Matrix, Ltd. (b)(c)	1,800	73,834
AnGes MG, Inc. (b)(c)	20	16,856
GNI Group, Ltd. (b)(c)	13,000	66,640
NanoCarrier Co., Ltd. (c)	26	80,815
OncoTherapy Science, Inc. (c)	29,000	122,945
Sosei Group Corp. (c)	3,900	202,701
Takara Bio, Inc. (b)	6,300	152,163

		715,954

BUILDING PRODUCTS — 2.5%
Aica Kogyo Co., Ltd.	20,019	398,850
Bunka Shutter Co., Ltd.	46,577	240,658
Central Glass Co., Ltd. (b)	63,309	209,686
Nichias Corp.	34,000	229,034
Nippon Sheet Glass Co., Ltd. (b)(c)	49,000	62,920
Nitto Boseki Co., Ltd.	70,020	295,422
Noritz Corp. (b)	8,565	184,611
Sankyo Tateyama, Inc.	14,600	323,171
Sanwa Holdings Corp.	74,910	456,522

		2,400,874

CAPITAL MARKETS — 2.4%
Ichigo Group Holdings Co., Ltd. (b)	21,200	99,600
Jafco Co., Ltd.	9,200	440,662
Matsui Securities Co., Ltd. (b)	20,100	221,638
Monex Group, Inc.	82,200	345,135
Okasan Securities Group, Inc.	40,447	372,215
Tokai Tokyo Financial Holdings, Inc. (b)	70,921	591,942
Toyo Securities Co., Ltd. (b)	61,457	221,715

		2,292,907

CHEMICALS — 5.1%
ADEKA Corp.	29,413	348,310
Asahi Organic Chemicals Industry Co., Ltd. (b)	48,540	111,302
C. Uyemura & Co., Ltd.	2,876	121,342
Fujikura Kasei Co., Ltd.	25,638	134,036
Fujimi, Inc.	8,073	108,929
Ishihara Sangyo Kaisha, Ltd. (b)(c)	139,811	145,332
Japan Pure Chemical Co., Ltd.	141	309,374
Kureha Corp. (b)	37,000	133,483
Lintec Corp.	14,908	317,227
New Japan Chemical Co., Ltd. (b)(c)	8,400	26,024
Nippon Carbide Industries Co., Inc. (b)	5,000	17,274
Nippon Soda Co., Ltd.	39,065	232,101
Nippon Valqua Industries, Ltd.	45,025	126,185
NOF Corp.	51,731	332,660
Okamoto Industries, Inc.	75,841	240,372
Sumitomo Bakelite Co., Ltd. (b)	46,000	166,420
Taiyo Holdings Co., Ltd. (b)	8,900	276,637
Toagosei Co., Ltd.	66,000	293,931
Tokai Carbon Co., Ltd.	46,542	161,267
Tokuyama Corp. (b)	44,000	171,740
Tokyo Ohka Kogyo Co., Ltd.	17,300	384,346
Tosoh Corp.	29,000	119,399
Toyo Ink Manufacturing Co., Ltd.	50,000	259,873
Zeon Corp.	36,000	459,332

		4,996,896

COMMERCIAL BANKS — 6.9%
Bank of the Ryukyus, Ltd. (b)	14,881	186,534
Kansai Urban Banking Corp.	123,000	136,632
Kiyo Holdings, Inc. (c)	223,754	310,120
North Pacific Bank, Ltd. (b)	76,200	320,720
The Aichi Bank, Ltd. (b)	6,749	322,920
The Bank of Iwate, Ltd. (b)	7,356	354,587
The Bank of Nagoya, Ltd. (b)	43,000	164,770
The Bank of Okinawa, Ltd. (b)	6,500	259,338
The Daishi Bank, Ltd.	73,000	263,358
The Fukushima Bank, Ltd. (b)	310,478	275,277
The Higo Bank, Ltd. (b)	46,000	269,554
The Hokkoku Bank, Ltd. (b)	45,000	171,057
The Hyakugo Bank, Ltd.	71,000	292,321
The Hyakujushi Bank, Ltd.	62,000	246,420
The Juroku Bank, Ltd. (b)	75,000	295,032
The Kagoshima Bank, Ltd. (b)	39,000	266,293
The Keiyo Bank, Ltd.	51,000	268,189
The Musashino Bank, Ltd.	14,500	529,758
The Nagano Bank, Ltd.	109,534	195,347
The Nanto Bank, Ltd.	51,000	205,299
The Shikoku Bank, Ltd.	78,000	179,648

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

The Shimizu Bank, Ltd.	6,500	$190,181
The Taiko Bank, Ltd. (b)	76,000	174,268
The Tochigi Bank, Ltd. (b)	39,846	153,090
The Tokyo Tomin Bank, Ltd.	11,005	126,733
The Yachiyo Bank, Ltd.	7,200	216,165
Tomato Bank, Ltd.	122,872	222,891
TOMONY Holdings, Inc.	40,005	157,370

		6,753,872

COMMERCIAL SERVICES & SUPPLIES — 1.8%
Aeon Delight Co., Ltd.	6,500	124,999
Daiseki Co., Ltd. (b)	19,793	364,494
Duskin Co., Ltd.	18,100	362,646
Moshi Moshi Hotline, Inc.	14,944	174,531
Nissha Printing Co., Ltd. (b)(c)	12,100	202,848
Okamura Corp. (b)	31,884	219,329
Pilot Corp.	7,200	271,857
Sanix, Inc. (c)	1,800	23,187

		1,743,891

COMMUNICATIONS EQUIPMENT — 0.9%
Aiphone Co., Ltd.	8,606	147,343
Denki Kogyo Co., Ltd.	38,303	244,359
Hitachi Kokusai Electric, Inc. (b)	23,634	283,969
Icom, Inc.	8,800	208,330

		884,001

COMPUTERS & PERIPHERALS — 1.0%
Eizo Nanao Corp. (b)	8,900	229,835
Melco Holdings, Inc. (b)	4,800	67,066
Seiko Epson Corp. (b)	12,000	196,525
Wacom Co., Ltd. (b)	47,100	450,720

		944,146

CONSTRUCTION & ENGINEERING — 4.5%
Chugai Ro Co., Ltd. (b)	61,522	161,760
Kandenko Co., Ltd. (b)	34,000	205,819
Kinden Corp. (b)	36,924	396,992
Kyowa Exeo Corp.	31,176	367,281
Kyudenko Corp.	43,657	234,914
Maeda Corp.	60,158	370,297
Maeda Road Construction Co., Ltd.	28,000	464,836
Mirait Holdings Corp.	25,700	219,219
Penta-Ocean Construction Co., Ltd.	124,500	347,649
Sanki Engineering Co., Ltd.	26,196	160,980
SHO-BOND Holdings Co., Ltd.	11,200	509,636
Taikisha, Ltd. (b)	12,300	293,571
Toda Corp.	51,000	174,634
Tokyu Construction Co., Ltd. (b)(c)	60,322	346,102
Toyo Engineering Corp. (b)	35,000	151,592

		4,405,282

CONSUMER FINANCE — 1.2%
Acom Co., Ltd. (c)	102,200	384,324
Aiful Corp. (c)	53,600	272,575
J Trust Co., Ltd. (b)	17,400	311,737
Orient Corp. (b)(c)	79,500	218,752

		1,187,388

CONTAINERS & PACKAGING — 1.0%
FP Corp. (b)	4,100	308,362
Fuji Seal International, Inc. (b)	10,370	313,980
Taisei Lamick Co., Ltd. (b)	13,500	336,519

		958,861

DISTRIBUTORS — 0.3%
Canon Marketing Japan, Inc.	13,500	179,404
Jin Co., Ltd. (b)	2,900	109,055

		288,459

DIVERSIFIED FINANCIAL SERVICES — 1.3%
Century Tokyo Leasing Corp. (b)	16,300	511,633
Fuyo General Lease Co., Ltd.	4,900	184,015
Japan Exchange Group, Inc. (b)	6,000	132,872
Japan Securities Finance Co., Ltd. (b)	25,519	191,409
Ricoh Leasing Co., Ltd.	8,167	228,135

		1,248,064

ELECTRIC UTILITIES — 0.3%
The Okinawa Electric Power Co., Inc.	7,300	252,199

ELECTRICAL EQUIPMENT — 1.2%
Daihen Corp.	39,971	160,088
Endo Lighting Corp. (b)	3,100	69,724
Futaba Corp.	16,000	204,963
Nippon Carbon Co., Ltd.	42,000	84,321
Nippon Signal Co., Ltd. (b)	20,000	153,274
Sinfonia Technology Co., Ltd.	71,826	128,097
SWCC Showa Holdings Co., Ltd. (c)	135,075	166,564
Tatsuta Electric Wire and Cable Co., Ltd. (b)	15,600	119,236
Toyo Tanso Co., Ltd. (b)	4,700	87,653

		1,173,920

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.4%
Alps Electric Co., Ltd. (b)(c)	42,400	341,793
Amano Corp.	21,732	224,795
Daiwabo Holdings Co., Ltd. (b)	37,635	69,421
ESPEC Corp. (b)	14,731	115,296
Hakuto Co., Ltd. (b)	22,011	212,427
Horiba, Ltd.	12,100	453,172
Hosiden Corp.	25,695	138,524
Japan Cash Machine Co., Ltd. (b)	8,224	197,460
Koa Corp. (b)	18,091	179,020
Maruwa Co., Ltd.	2,700	96,031
Nichicon Corp.	14,300	157,537
Nihon Dempa Kogyo Co., Ltd. (b)	6,395	59,632
Nippon Ceramic Co., Ltd. (b)	7,623	109,927
Nippon Chemi-Con Corp. (c)	31,432	155,678
Oki Electric Industry Co., Ltd. (c)	180,000	339,363
Ryosan Co., Ltd.	10,796	197,271
Ryoyo Electro Corp.	22,804	205,672
Star Micronics Co., Ltd. (b)	13,869	135,969
Taiyo Yuden Co., Ltd. (b)	30,000	390,420
Tokyo Electron Device, Ltd. (b)	19,000	308,453
Topcon Corp. (b)	16,219	251,901

		4,339,762

ENERGY EQUIPMENT & SERVICES — 0.6%
Japan Drilling Co., Ltd. (b)	1,700	130,802
Modec, Inc.	7,600	238,166

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Shinko Plantech Co., Ltd. (b)	23,586	$197,101

		566,069

FOOD & STAPLES RETAILING — 1.7%
Cawachi, Ltd.	8,535	169,178
Cosmos Pharmaceutical Corp. (b)	300	39,470
Izumiya Co., Ltd.	38,933	180,530
Kato Sangyo Co., Ltd.	8,800	188,421
Matsumotokiyoshi Holdings Co., Ltd. (b)	11,500	372,102
Ministop Co., Ltd.	11,294	176,100
Valor Co., Ltd. (b)	12,300	186,396
Yokohama Reito Co., Ltd. (b)	45,880	378,261

		1,690,458

FOOD PRODUCTS — 2.8%
Ariake Japan Co., Ltd.	11,364	281,653
Ezaki Glico Co., Ltd.	24,000	227,465
Fuji Oil Co., Ltd.	16,300	283,226
Fujicco Co., Ltd.	10,657	131,522
Hokuto Corp. (b)	12,321	223,379
Marudai Food Co., Ltd.	103,417	335,150
Maruha Nichiro Holdings, Inc. (b)	115,000	217,987
Megmilk Snow Brand Co., Ltd.	18,000	266,354
Mitsui Sugar Co., Ltd.	43,497	136,974
Morinaga Milk Industry Co., Ltd.	50,000	157,962
Nakamuraya Co., Ltd. (b)	48,952	201,545
Nippon Suisan Kaisha, Ltd. (b)(c)	64,375	138,427
Riken Vitamin Co., Ltd.	6,480	165,096

		2,766,740

GAS UTILITIES — 0.3%
Shizuoka Gas Co., Ltd.	37,319	254,054

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Asahi Intecc Co., Ltd. (b)	4,500	294,879
Fukuda Denshi Co., Ltd.	7,886	333,523
Nakanishi, Inc.	2,347	327,683
Nipro Corp. (b)	21,400	206,312
Paramount Bed Holdings Co., Ltd.	6,000	188,025

		1,350,422

HEALTH CARE PROVIDERS & SERVICES — 0.9%
Message Co., Ltd.	7,400	221,114
Ship Healthcare Holdings, Inc.	11,300	440,484
Toho Holdings Co., Ltd.	14,400	262,685

		924,283

HEALTH CARE TECHNOLOGY — 0.2%
Medinet Co., Ltd. (b)(c)	95	56,250
Psc, Inc.	1,800	94,471

		150,721

HOTELS, RESTAURANTS & LEISURE — 3.3%
Accordia Golf Co., Ltd.	35,800	441,822
Doutor Nichires Holdings Co., Ltd.	14,375	252,268
HIS Co., Ltd. (b)	7,300	427,027
MOS Food Services, Inc.	17,814	351,288
Ohsho Food Service Corp. (b)	8,900	297,952
PGM Holdings K. K. (b)	16,300	159,968
Round One Corp. (b)	21,500	124,234
Tokyo Dome Corp.	55,085	430,575
Umenohana Co., Ltd. (b)	23,200	468,847
Zensho Co., Ltd. (b)	26,146	303,493

		3,257,474

HOUSEHOLD DURABLES — 2.6%
Arnest One Corp.	18,100	426,099
Chofu Seisakusho Co., Ltd. (b)	12,500	286,369
Clarion Co., Ltd. (b)(c)	42,000	55,215
Foster Electric Co., Ltd. (b)	8,600	178,267
France Bed Holdings Co., Ltd. (b)	146,734	306,553
Fujitsu General, Ltd.	13,000	149,707
Funai Electric Co., Ltd. (b)	8,700	93,894
Haseko Corp. (c)	53,800	385,441
JVC Kenwood Holdings, Inc. (b)	30,200	57,861
Misawa Homes Holdings, Inc. (b)	13,966	221,179
Pioneer Corp. (b)(c)	2,200	3,789
Token Corp.	5,960	330,419

		2,494,793

HOUSEHOLD PRODUCTS — 0.5%
Pigeon Corp.	10,000	491,210

INDUSTRIAL CONGLOMERATES — 0.2%
Katakura Industries Co., Ltd. (b)	14,880	201,837

INTERNET & CATALOG RETAIL — 0.7%
Senshukai Co., Ltd.	30,224	272,286
Start Today Co., Ltd. (b)	13,600	383,225

		655,511

INTERNET SOFTWARE & SERVICES — 0.8%
GMO Internet, Inc.	27,500	357,605
Internet Initiative Japan, Inc.	8,700	250,649
Zappallas, Inc.	269	194,913

		803,167

IT SERVICES — 1.9%
Digital Garage, Inc. (b)	9,000	283,414
Future Architect, Inc.	83,700	504,119
Ines Corp. (b)	34,360	211,850
IT Holdings Corp. (b)	18,137	229,011
NET One Systems Co., Ltd. (b)	21,500	162,798
SCSK Corp.	10,500	252,535
Transcosmos, Inc.	10,867	190,706

		1,834,433

LEISURE EQUIPMENT & PRODUCTS — 1.0%
Fields Corp.	8,800	145,105
Heiwa Corp. (b)	17,700	307,732
Roland Corp.	14,276	149,125
Tamron Co., Ltd. (b)	7,200	158,932
Tomy Co., Ltd. (b)	19,500	90,023
Universal Entertainment Corp. (b)	6,400	136,381

		987,298

LIFE SCIENCES TOOLS & SERVICES — 0.2%
EPS Corp. (b)	173	169,077

MACHINERY — 8.0%
Asahi Diamond Industrial Co., Ltd.	19,242	190,802
CKD Corp.	16,005	140,762
Daifuku Co., Ltd. (b)	30,181	326,339
Fuji Machine Manufacturing Co., Ltd.	18,442	183,809
Furukawa Co., Ltd.	112,280	255,169

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Hitachi Zosen Corp.	44,845	$351,449
Hoshizaki Electric Co., Ltd.	9,800	338,069
Iseki & Co., Ltd. (b)	36,000	127,674
Juki Corp. (b)(c)	41,450	78,993
Kitz Corp. (b)	23,902	107,909
Komori Corp. (b)	27,840	409,124
Kyokuto Kaihatsu Kogyo Co., Ltd. (b)	37,140	478,041
Makino Milling Machine Co., Ltd. (b)	32,739	231,550
Meidensha Corp.	39,000	142,685
Minebea Co., Ltd. (b)	69,000	351,592
Miura Co., Ltd. (b)	8,100	223,127
Mori Seiki Co., Ltd. (b)	27,100	420,620
Nachi-Fujikoshi Corp. (b)	69,418	386,972
Namura Shipbuilding Co., Ltd. (b)	13,400	177,529
Nippon Sharyo, Ltd. (b)	30,970	183,374
Nippon Thompson Co., Ltd. (b)	24,511	139,135
Nitto Kohki Co., Ltd.	8,900	167,071
NTN Corp. (c)	17,000	76,576
OKUMA Corp.	27,192	236,103
OSG Corp. (b)	19,600	342,563
Ryobi, Ltd. (b)	33,723	151,560
Shima Seiki Manufacturing, Ltd. (b)	15,100	332,085
Sintokogio, Ltd.	18,519	139,093
Tadano, Ltd. (b)	30,913	396,001
Toshiba Machine Co., Ltd. (b)	38,009	196,388
Tsubakimoto Chain Co. (b)	39,124	272,722
Tsugami Corp. (b)	14,000	69,055
Union Tool Co.	9,732	207,186

		7,831,127

MARINE — 0.4%
Iino Kaiun Kaisha, Ltd. (b)	33,506	216,829
Kawasaki Kisen Kaisha, Ltd. (b)	93,000	217,987

		434,816

MEDIA — 2.7%
Asatsu-DK, Inc. (b)	6,500	176,270
Avex Group Holdings, Inc.	13,292	387,415
CyberAgent, Inc. (b)	1,800	49,749
Daiichikosho Co., Ltd.	14,781	403,550
Kadokawa Group Holdings, Inc. (b)	4,887	172,570
Shochiku Co., Ltd. (b)	36,243	355,320
SKY Perfect JSAT Holdings, Inc. (b)	41,000	213,513
Tokyo Broadcasting System Holdings, Inc.	15,900	215,997
TV Asahi Corp.	22,600	525,126
Zenrin Co., Ltd. (b)	12,124	136,160

		2,635,670

METALS & MINING — 2.9%
Aichi Steel Corp. (b)	34,000	186,069
Asahi Holdings, Inc. (b)	14,600	245,503
Daido Steel Co., Ltd.	7,000	41,090
Godo Steel, Ltd.	34,440	68,090
Kyoei Steel, Ltd. (b)	7,400	135,217
Maruichi Steel Tube, Ltd.	16,400	407,472
Nippon Denko Co., Ltd. (b)	42,000	126,696
Nippon Yakin Kogyo Co., Ltd. (b)(c)	31,000	114,364
Nisshin Steel Holdings Co., Ltd.	34,200	453,096
OSAKA Titanium Technologies Co. (b)	7,200	154,456
Sanyo Special Steel Co., Ltd. (b)	37,750	196,589
Sumitomo Light Metal Industries, Ltd. (c)	149,135	173,010
Toho Titanium Co., Ltd. (b)	10,800	89,812
Toho Zinc Co., Ltd. (b)	61,796	199,007
Tokyo Rope Manufacturing Co., Ltd. (b)(c)	49,654	87,543
Tokyo Steel Manufacturing Co., Ltd. (b)(c)	18,600	109,941

		2,787,955

MULTILINE RETAIL — 0.8%
Izumi Co., Ltd.	14,100	410,966
Matsuya Co., Ltd. (b)(c)	10,908	140,289
Parco Co., Ltd. (b)	22,325	224,786

		776,041

OFFICE ELECTRONICS — 0.2%
Riso Kagaku Corp.	6,147	143,769

OIL, GAS & CONSUMABLE FUELS — 0.2%
Itochu Enex Co., Ltd.	37,104	192,846

PAPER & FOREST PRODUCTS — 0.7%
Daio Paper Corp. (b)	30,940	190,764
Nippon Paper Industries Co., Ltd. (b)	29,600	467,567

		658,331

PERSONAL PRODUCTS — 1.5%
Dr Ci:Labo Co., Ltd. (b)	47	139,766
Fancl Corp. (b)	12,600	153,447
Mandom Corp.	11,245	393,074
Milbon Co., Ltd.	8,200	336,357
Pola Orbis Holdings, Inc.	6,800	243,934
Unihair Co., Ltd.	13,904	200,643

		1,467,221

PHARMACEUTICALS — 2.1%
Kaken Pharmaceutical Co., Ltd. (b)	33,428	507,254
KYORIN Holdings, Inc.	18,900	403,521
Mochida Pharmaceutical Co., Ltd. (b)	6,296	412,568
Nichi-iko Pharmaceutical Co., Ltd.	10,165	237,227
Torii Pharmaceutical Co., Ltd. (b)	10,800	290,568
Towa Pharmaceutical Co., Ltd. (b)	4,100	203,694

		2,054,832

PROFESSIONAL SERVICES — 0.9%
Meitic Corp.	11,144	321,174
Nihon M&A Center, Inc.	5,100	390,849
Pasona Group, Inc. (b)	234	206,993

		919,016

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.4%
Daibiru Corp.	21,926	256,073
Daikyo, Inc.	51,352	163,803
Goldcrest Co., Ltd.	5,109	138,392
Heiwa Real Estate Co., Ltd.	21,000	386,079
K.K. daVinci Holdings (c)(d)	262	0
Kenedix, Inc. (c)	62,400	330,680
Leopalace21 Corp. (c)	33,400	245,075
NTT Urban Development Corp.	37,400	490,536

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Suruga Corp. (c)(d)(e)	10,689	$0
TOC Co., Ltd. (b)	39,600	334,557

		2,345,195

ROAD & RAIL — 1.2%
Hamakyorex Co., Ltd.	6,400	184,124
Hitachi Transport System, Ltd.	16,000	222,736
Kobe Electric Railway Co., Ltd. (b)(c)	49,500	193,208
Sankyu, Inc. (b)	70,830	233,874
Seino Holdings Co., Ltd.	33,000	336,306

		1,170,248

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Dainippon Screen Manufacturing Co., Ltd. (b)(c)	47,000	257,692
Ferrotec Corp.	10,600	52,392
Megachips Corp. (b)	11,200	178,858
Shinko Electric Industries Co., Ltd. (b)	25,800	270,292
Sumco Corp.	28,500	231,485
Tokyo Seimitsu Co., Ltd.	16,400	300,506
Ulvac, Inc. (b)(c)	21,002	192,202

		1,483,427

SOFTWARE — 2.0%
Capcom Co., Ltd. (b)	13,900	267,447
DTS Corp. (b)	14,932	236,477
Dwango Co., Ltd. (b)	6,400	123,076
Fuji Soft, Inc.	11,774	222,821
GungHo Online Entertainment, Inc. (b)(c)	850	660,943
NSD Co., Ltd.	17,278	194,218
Square Enix Holdings Co., Ltd. (b)	17,300	274,155

		1,979,137

SPECIALTY RETAIL — 4.0%
ABC-Mart, Inc.	6,500	316,968
Adastria Holdings Co., Ltd.	6,050	287,934
Autobacs Seven Co., Ltd. (b)	25,888	396,795
Bic Camera, Inc. (b)	482	228,167
Chiyoda Co., Ltd.	8,713	185,315
DCM Japan Holdings Co., Ltd. (b)	25,700	182,290
EDION Corp. (b)	18,350	91,820
Geo Holdings Corp. (b)	16,300	152,493
Hikari Tsushin, Inc.	6,000	377,274
K’s Holdings Corp. (b)	11,500	314,910
Kohnan Shoji Co., Ltd. (b)	15,800	173,418
Komeri Co., Ltd. (b)	8,230	202,133
Nishimatsuya Chain Co., Ltd.	14,866	119,534
Shimachu Co., Ltd.	16,200	401,843
United Arrows, Ltd. (b)	6,429	270,591
Xebio Co., Ltd. (b)	8,761	197,675

		3,899,160

TEXTILES, APPAREL & LUXURY GOODS — 2.0%
Atsugi Co., Ltd.	200,470	230,860
Daidoh, Ltd. (b)	23,711	170,598
Gunze, Ltd.	63,348	172,371
Onward Holdings Co., Ltd.	33,000	290,568
Sanyo Shokai, Ltd.	65,516	170,258
Seiko Holdings Corp. (b)	28,649	122,041
The Japan Wool Textile Co., Ltd.	35,170	277,776
Toyobo Co., Ltd.	160,000	306,548
TSI Holdings Co., Ltd.	22,100	149,323
Unitika, Ltd. (c)	179,084	107,678

		1,998,021

TRADING COMPANIES & DISTRIBUTORS — 3.3%
Hanwa Co., Ltd. (b)	73,032	345,344
Inaba Denki Sangyo Co., Ltd.	11,163	335,146
Inabata & Co., Ltd. (b)	33,875	326,236
Iwatani Corp.	109,422	441,591
Kanamoto Co., Ltd. (b)	11,000	299,536
Kuroda Electric Co., Ltd.	33,900	452,576
MonotaRO Co., Ltd. (b)	11,000	321,845
Nichiden Corp.	10,100	237,665
Okaya & Co., Ltd.	14,405	171,612
Trusco Nakayama Corp.	13,600	278,306

		3,209,857

TRANSPORTATION INFRASTRUCTURE — 1.0%
Japan Airport Terminal Co., Ltd. (b)	14,248	329,465
Mitsui-Soko Co., Ltd. (b)	48,686	271,401
The Sumitomo Warehouse Co., Ltd. (b)	63,563	395,143

		996,009

TOTAL COMMON STOCKS —
(Cost $100,545,653)		96,811,762

SHORT TERM INVESTMENTS — 20.9%
UNITED STATES — 20.9%
MONEY MARKET FUNDS — 20.9%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	20,324,113	20,324,113
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)	98,208	98,208

TOTAL SHORT TERM INVESTMENTS —
(Cost $20,422,321)		20,422,321

TOTAL INVESTMENTS — 120.1%
(Cost $120,967,974)		117,234,083
OTHER ASSETS & LIABILITIES — (20.1)%		(19,627,690)

NET ASSETS — 100.0%		$97,606,393

(a)	Amount shown represents less than 0.05% of net assets.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Non-income producing security.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(e)	Company has filed for insolvency.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR S&P Global Dividend ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 9.9%
ALS, Ltd. (a)	11,542	$113,320
CFS Retail Property Trust Group	70,763	132,334
Coca-Cola Amatil, Ltd. (a)	7,064	80,980
Monadelphous Group, Ltd. (a)	8,860	158,897
Origin Energy, Ltd.	6,370	83,983
Sonic Healthcare, Ltd.	5,588	84,594
UGL, Ltd.	27,338	212,423
Woolworths, Ltd.	2,355	77,071

		943,602

CANADA — 15.4%
Bank of Montreal	1,474	98,587
Bank of Nova Scotia (a)	1,330	76,340
Canadian Imperial Bank of Commerce (a)	1,272	101,547
Cominar Real Estate Investment Trust	6,683	125,156
Emera, Inc.	2,412	69,903
Great-West Lifeco, Inc.	2,756	80,463
IGM Financial, Inc. (a)	2,045	95,615
National Bank of Canada	1,065	88,140
Power Corp. of Canada	2,856	80,854
Power Financial Corp. (a)	2,820	87,928
RioCan REIT	4,313	101,961
Royal Bank of Canada	1,244	79,876
Shaw Communications, Inc. (Class B) (a)	3,080	71,674
Sun Life Financial, Inc.	2,886	92,372
TransAlta Corp.	11,458	149,147
TransCanada Corp. (a)	1,532	67,441

		1,467,004

FINLAND — 2.7%
Fortum Oyj	6,855	154,593
Konecranes Oyj	2,895	97,539

		252,132

FRANCE — 9.5%
Bouygues SA	5,824	212,662
Casino Guichard-Perrachon SA	835	86,095
Eiffage SA	1,255	68,871
GDF Suez	9,319	234,254
Sanofi	634	64,340
Total SA (a)	2,343	136,046
Vinci SA	1,725	100,337

		902,605

GERMANY — 4.2%
Axel Springer AG	2,201	122,482
Deutsche Boerse AG	1,210	91,085
Muenchener Rueckversicherungs- Gesellschaft AG	505	98,745
Siemens AG	689	83,063

		395,375

HONG KONG — 1.5%
China Mobile, Ltd.	6,000	67,039
CLP Holdings, Ltd.	9,000	73,287

		140,326

ITALY — 1.5%
Atlantia SpA (a)	7,183	146,141

JAPAN — 5.6%
Azbil Corp. (a)	2,600	60,386
Canon, Inc. (a)	2,000	63,796
Daito Trust Construction Co., Ltd. (a)	800	79,980
Eisai Co., Ltd. (a)	1,600	65,060
Nippon Telegraph & Telephone Corp.	1,100	56,948
NTT DoCoMo, Inc. (a)	4,500	73,009
Sankyo Co., Ltd. (a)	1,400	68,413
TonenGeneral Sekiyu K.K.	7,000	64,703

		532,295

NETHERLANDS — 1.0%
Wolters Kluwer NV	3,559	91,800

RUSSIA — 1.0%
Lukoil OAO ADR (b)	360	22,882
Lukoil OAO ADR (b)	1,153	73,100

		95,982

SINGAPORE — 1.7%
Keppel Corp., Ltd.	9,000	74,740
Singapore Telecommunications, Ltd.	28,000	83,236

		157,976

SOUTH AFRICA — 2.7%
Sanlam, Ltd.	15,465	72,010
Standard Bank Group, Ltd.	7,325	87,256
The Foschini Group, Ltd. (a)	9,858	101,932

		261,198

SOUTH KOREA — 0.9%
KT&G Corp.	1,151	82,469

SPAIN — 5.2%
Abertis Infraestructuras SA (a)	5,266	102,398
Enagas SA	4,733	116,060
Indra Sistemas SA	4,608	69,144
Mapfre SA (a)	23,523	84,254
Red Electrica Corporacion SA	2,133	121,470

		493,326

SWEDEN — 3.7%
Hennes & Mauritz AB (Class B)	2,238	97,247
Securitas AB (Class B)	10,502	120,012
TeliaSonera AB	17,988	137,897

		355,156

SWITZERLAND — 3.3%
Baloise Holding AG	896	99,088
Novartis AG	973	74,784
PSP Swiss Property AG	862	74,832
Roche Holding AG	239	64,464

		313,168

THAILAND — 0.7%
Advanced Info Service PCL, NVDR	8,400	68,478

UNITED KINGDOM — 11.1%
AMEC PLC	4,218	73,361
AstraZeneca PLC	3,355	174,701
BAE Systems PLC	14,495	106,662
British American Tobacco PLC	1,409	74,761

See accompanying notes to financial statements.

SPDR S&P Global Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Carillion PLC (a)	29,357	$148,660
Centrica PLC	15,122	90,534
GlaxoSmithKline PLC	3,245	81,846
Tesco PLC	15,553	90,420
Vodafone Group PLC	36,419	127,390
William Morrison Supermarkets PLC	19,541	88,605

		1,056,940

UNITED STATES — 18.0%
Avista Corp. (a)	2,822	74,501
CA, Inc.	2,188	64,918
ConocoPhillips (a)	1,255	87,235
Entergy Corp. (a)	1,260	79,619
Federated Investors, Inc. (Class B) (a)	2,255	61,246
FirstEnergy Corp. (a)	2,977	108,512
Hawaiian Electric Industries, Inc. (a)	3,592	90,159
HollyFrontier Corp. (a)	2,678	112,771
Integrys Energy Group, Inc. (a)	1,448	80,929
Lockheed Martin Corp. (a)	644	82,142
Meredith Corp.	1,172	55,811
New York Community Bancorp, Inc. (a)	9,461	142,956
People’s United Financial, Inc. (a)	5,467	78,615
Pepco Holdings, Inc. (a)	4,920	90,823
PPL Corp. (a)	2,991	90,867
Public Service Enterprise Group, Inc. (a)	2,483	81,765
Southern Co. (a)	1,880	77,418
UIL Holdings Corp. (a)	2,108	78,375
United Bankshares, Inc. (a)	3,202	92,794
Vectren Corp. (a)	2,254	75,171

		1,706,627

TOTAL COMMON STOCKS —
(Cost $9,187,596)		9,462,600

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Abertis Infraestructuras SA (expiring 10/9/13) (a)(d) (Cost $2,965)	3,451	3,359

SHORT TERM INVESTMENTS — 18.0%
UNITED STATES — 18.0%
MONEY MARKET FUNDS — 18.0%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	1,642,756	1,642,756
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	61,163	61,163

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,703,919)		1,703,919

TOTAL INVESTMENTS — 117.6%
(Cost $10,894,480)		11,169,878
OTHER ASSETS & LIABILITIES — (17.6)%		(1,670,917)

NET ASSETS — 100.0%		$9,498,961

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Non-income producing security.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 22.2%
APA Group	2,411,701	$13,462,708
ASX, Ltd.	408,367	13,185,053
Australia & New Zealand Banking Group, Ltd.	486,961	14,015,140
Bendigo and Adelaide Bank, Ltd. (a)	1,515,539	14,199,383
CFS Retail Property Trust Group	4,437,046	8,297,716
Commonwealth Bank of Australia	188,264	12,535,536
Commonwealth Property Office Fund	6,870,150	7,323,281
DUET Group	5,876,816	11,979,349
Metcash, Ltd. (a)	6,726,385	20,126,411
Monadelphous Group, Ltd. (a)	1,047,429	18,784,855
Myer Holdings, Ltd. (a)	8,022,180	19,577,965
National Australia Bank, Ltd.	548,849	17,613,059
OZ Minerals, Ltd. (a)	4,614,972	19,116,459
SP AusNet (a)	7,501,361	8,416,973
Spark Infrastructure Group	5,812,058	9,021,374
Stockland	2,570,876	9,303,080
Tatts Group, Ltd.	5,235,570	15,176,105
Telstra Corp., Ltd.	3,407,703	15,836,265
UGL, Ltd. (a)	2,232,542	17,347,436
Westfield Retail Trust	2,803,641	7,785,984
Westpac Banking Corp.	544,167	16,653,781

		289,757,913

BELGIUM — 2.8%
Belgacom SA	1,039,486	27,649,534
Cofinimmo	69,735	8,173,822

		35,823,356

BRAZIL — 2.0%
Companhia Energetica de Minas Gerais ADR (a)	757,080	6,541,171
CPFL Energia SA ADR (a)	378,695	6,532,489
Oi SA ADR (a)	7,319,168	13,467,269

		26,540,929

CANADA — 8.6%
Artis REIT	413,259	5,713,017
Baytex Energy Corp. (a)	407,149	16,838,121
Bell Aliant, Inc. (a)	496,033	12,377,903
Canadian Oil Sands, Ltd.	864,807	16,793,022
Cominar Real Estate Investment Trust	372,428	6,974,646
Crescent Point Energy Corp. (a)	504,921	19,157,427
Dundee Real Estate Investment Trust	265,495	7,500,705
Lightstream Resources, Ltd. (a)	713,798	5,152,623
Penn West Petroleum, Ltd. (a)	1,925,692	21,413,231

		111,920,695

CHINA — 1.6%
Anta Sports Products, Ltd. (a)	5,065,000	6,524,613
Bank of China, Ltd.	14,563,000	6,647,585
Zijin Mining Group Co., Ltd. (Class H) (a)	32,592,000	7,816,885

		20,989,083

COLOMBIA — 0.6%
Ecopetrol SA, ADR (a)	157,041	7,223,886

CZECH REPUBLIC — 1.3%
CEZ AS	357,982	9,245,194
Komercni Banka AS	36,597	8,136,752

		17,381,946

DENMARK — 1.9%
TDC A/S	2,969,258	25,140,596

FINLAND — 8.3%
Elisa Oyj (a)	776,875	18,529,499
Fortum Oyj (a)	892,474	20,126,914
Metso Oyj (a)	441,665	17,361,859
Orion Oyj (Class B) (a)	420,666	10,602,877
Stora Enso Oyj	1,975,841	16,756,360
UPM-Kymmene Oyj (a)	1,828,531	25,321,217

		108,698,726

FRANCE — 4.2%
Fonciere Des Regions (a)	100,799	8,365,543
Neopost SA (a)	118,588	8,641,154
Total SA	305,079	17,714,366
Vivendi SA	856,524	19,716,181

		54,437,244

GERMANY — 3.3%
Freenet AG (b)	24,511	593,412
ProSiebenSat.1 Media AG	537,242	22,835,274
Telefonica Deutschland Holding AG	2,466,508	19,481,842

		42,910,528

HONG KONG — 2.5%
BOC Hong Kong Holdings, Ltd.	3,949,000	12,679,329
Shougang Fushan Resources Group, Ltd. (a)	16,020,000	5,391,540
Yue Yuen Industrial Holdings, Ltd.	3,593,000	10,030,554
Yuexiu Real Estate Investment Trust	9,688,000	4,797,060

		32,898,483

ISRAEL — 2.7%
Bezeq The Israeli Telecommunication Corp., Ltd.	10,860,087	19,958,413
Israel Chemicals, Ltd.	1,840,361	15,522,500

		35,480,913

ITALY — 4.1%
Atlantia SpA (a)	935,627	19,035,678
ENI SpA (a)	801,587	18,391,916
Terna Rete Elettrica Nationale SpA	3,501,601	15,812,456

		53,240,050

NETHERLANDS — 2.4%
Corio NV	265,330	11,437,582
VimpelCom, Ltd. ADR	943,083	11,081,225
Wereldhave NV	119,344	8,662,316

		31,181,123

NORWAY — 0.9%
Gjensidige Forsikring ASA	779,504	11,768,543

PORTUGAL — 1.6%
EDP — Energias de Portugal SA (a)	5,818,887	21,267,200

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

RUSSIA — 1.8%
Phosagro OAO GDR	542,090	$5,485,951
Polymetal International PLC	1,702,960	18,035,828

		23,521,779

SINGAPORE — 2.3%
Ascendas REIT	4,363,000	7,927,986
Hutchison Port Holdings Trust	17,914,000	13,972,920
Singapore Telecommunications, Ltd.	846	2,515
Suntec REIT	5,852,000	7,625,439

		29,528,860

SOUTH AFRICA — 3.2%
African Bank Investments, Ltd. (a)	7,993,517	13,264,612
Kumba Iron Ore, Ltd. (a)	157,399	7,257,050
MMI Holdings, Ltd. (a)	2,546,623	6,174,398
Redefine Properties, Ltd.	7,003,434	6,785,093
Vodacom Group, Ltd. (a)	679,952	8,408,399

		41,889,552

SOUTH KOREA — 0.5%
KT Corp. ADR	365,314	6,126,316

SPAIN — 4.5%
Enagas SA	616,276	15,111,940
Ferrovial SA (a)	1,548,492	27,857,399
Iberdrola SA (a)	4	23
Red Electrica Corporacion SA	277,736	15,816,534

		58,785,896

SWEDEN — 4.7%
NCC AB (B Shares) (a)	453,219	13,498,279
Skanska AB (Class B)	742,116	14,280,571
Swedbank AB (Class A)	672,705	15,678,401
TeliaSonera AB	2,343,028	17,961,841

		61,419,092

SWITZERLAND — 1.3%
Zurich Insurance Group AG (b)	64,685	16,660,367

TAIWAN — 0.4%
Chunghwa Telecom Co., Ltd. ADR (a)	177,298	5,599,071

THAILAND — 0.4%
Shin Corp. PCL, NVDR	1,914,378	5,049,111

TURKEY — 1.9%
Tofas Turk Otomobil Fabrikasi AS	1,167,426	7,098,569
Tupras-Turkiye Petrol Rafinerileri AS	392,459	8,284,351
Turk Telekomunikasyon AS	2,795,261	9,700,537

		25,083,457

UNITED KINGDOM — 7.8%
Admiral Group PLC	534,449	10,671,445
AstraZeneca PLC	436,908	22,750,577
BAE Systems PLC	1,884,741	13,868,960
Carillion PLC (a)	2,370,876	12,005,787
Inmarsat PLC	1,093,275	12,552,480
National Grid PLC	1,168,707	13,825,466
Royal Dutch Shell PLC (Class A)	467,978	15,460,000

		101,134,715

TOTAL COMMON STOCKS —
(Cost $1,262,600,930)		1,301,459,430

SHORT TERM INVESTMENTS — 14.2%
UNITED STATES — 14.2%
MONEY MARKET FUNDS — 14.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	169,072,196	169,072,196
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	16,704,185	16,704,185

TOTAL SHORT TERM INVESTMENTS —
(Cost $185,776,381)		185,776,381

TOTAL INVESTMENTS — 114.0%
(Cost $1,448,377,311)		1,487,235,811
OTHER ASSETS & LIABILITIES — (14.0)%		(182,409,815)

NET ASSETS — 100.0%		$1,304,825,996

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 7.3%
ALS, Ltd. (a)	9,282	$91,131
Alumina, Ltd. (b)	52,285	50,111
Ansell, Ltd. (a)	3,650	71,262
APA Group	20,996	117,205
Aristocrat Leisure, Ltd.	11,849	51,187
Asciano Group	25,674	139,958
Bank of Queensland, Ltd.	8,617	87,019
Bendigo and Adelaide Bank, Ltd. (a)	10,841	101,571
BGP Holdings PLC (c)	31,422	0
BlueScope Steel, Ltd. (b)	14,171	62,013
Boral, Ltd. (a)	19,341	86,807
Caltex Australia, Ltd.	5,108	88,313
carsales.com, Ltd.	5,678	60,790
Challenger Financial Services Group, Ltd. (a)	11,062	56,889
Cochlear, Ltd.	2,067	116,893
Commonwealth Property Office Fund	105,210	112,149
Computershare, Ltd.	12,827	118,979
Dexus Property Group	123,366	115,930
DUET Group	30,961	63,111
Federation Centres Ltd.	37,626	80,215
Flight Centre Ltd.	1,407	63,544
GrainCorp, Ltd.	7,155	82,625
Harvey Norman Holdings, Ltd. (a)	41,385	123,057
Iluka Resources, Ltd. (a)	10,400	111,443
Incitec Pivot, Ltd.	36,655	92,198
Lend Lease Group	14,884	141,399
Metcash, Ltd. (a)	21,936	65,636
Navitas, Ltd.	7,790	45,234
New Hope Corp. Ltd.	4,426	16,099
Platinum Asset Management Ltd.	3,497	17,984
Primary Health Care, Ltd.	11,971	53,953
Qantas Airways, Ltd. (b)	28,296	39,026
REA Group Ltd.	1,377	48,657
Reece Australia Ltd.	1,056	25,920
Seek, Ltd. (a)	8,219	91,300
Seven Group Holdings Ltd.	2,338	17,839
Seven West Media, Ltd.	14,644	32,863
SP AusNet	34,364	38,558
Spark Infrastructure Group	23,718	36,815
Super Retail Group Ltd.	3,137	38,074
TABCORP Holdings, Ltd.	17,857	54,767
Tatts Group, Ltd.	41,539	120,407
Toll Holdings, Ltd.	20,353	110,951
TPG Telecom, Ltd.	6,489	26,333
Treasury Wine Estates, Ltd.	16,750	69,226
Washington H Soul Pattinson & Co., Ltd.	2,743	36,241
WorleyParsons, Ltd.	5,280	120,069

		3,391,751

AUSTRIA — 0.7%
Atrium European Real Estate, Ltd.	3,187	18,046
IMMOFINANZ AG (b)	28,532	124,634
Mayr Melnhof Karton AG	174	18,796
Oesterreichische Post AG	729	33,157
Telekom Austria AG	15,246	127,913

		322,546

BELGIUM — 0.5%
Ackermans & van haaren NV	573	58,669
Bekaert NV	780	29,162
bpost SA (b)	1,599	30,606
Elia System Operator SA/NV	603	26,855
Financiere de Tubize SA	369	19,815
S.A. D’Ieteren NV	387	17,974
Sofina SA	451	44,359

		227,440

BERMUDA — 0.8%
Catlin Group, Ltd.	21,147	165,953
Hiscox, Ltd.	15,881	166,779
Lancashire Holdings, Ltd.	3,233	40,209

		372,941

CANADA — 8.5%
Aimia, Inc.	8,289	144,749
Alamos Gold, Inc.	5,295	82,421
AltaGas, Ltd. (a)	2,547	90,715
ATCO, Ltd. (Class I) (a)	3,396	147,648
Athabasca Oil Corp. (b)	7,253	55,391
Boardwalk REIT	610	34,188
Bonavista Energy Corp. (a)	3,761	47,310
CAE, Inc.	5,925	65,020
Calloway REIT	1,340	31,743
Canadian Apartment Properties REIT	1,400	27,880
Canadian REIT	855	33,754
Canadian Western Bank (a)	3,594	108,110
Canfor Corp. (b)	1,900	42,994
CCL Industries, Inc. (Class B)	700	46,533
Cineplex, Inc.	1,500	55,759
Cogeco Cable, Inc.	400	18,850
Cominar Real Estate Investment Trust	1,600	29,964
Constellation Software, Inc.	487	86,044
Dundee Real Estate Investment Trust	970	27,404
E-L Financial Corp. Ltd.	72	45,600
Emera, Inc.	3,024	87,640
Enerplus Corp. (a)	5,378	89,206
Ensign Energy Services, Inc.	2,478	42,525
Finning International, Inc.	6,524	150,359
First Capital Realty, Inc. (a)	2,195	36,153
Genworth MI Canada, Inc.	600	16,910
Gibson Energy, Inc. (a)	3,271	78,219
Home Capital Group, Inc.	700	49,052
IAMGOLD Corp.	10,627	50,866
Industrial Alliance Insurance & Financial Services, Inc.	2,363	100,047
InterOil Corp. (b)	901	64,250
Keyera Corp. (a)	2,796	159,235
Linamar Corp.	1,300	43,645
Lions Gate Entertainment Corp. (b)	2,100	73,605
Lundin Mining Corp. (b)	15,368	67,727
MacDonald, Dettwiler & Associates, Ltd.	800	61,866
Methanex Corp.	2,381	122,490
Mullen Group, Ltd.	1,900	46,396
New Gold, Inc. (b)	12,150	72,576
Open Text Corp.	1,498	112,172
Osisko Mining Corp. (b)	11,350	57,529
Paramount Resources, Ltd. (Class A) (b)	800	27,995

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Pengrowth Energy Corp. (a)	9,960	$58,719
Peyto Exploration & Development Corp. (a)	7,592	224,828
Precision Drilling Corp. (a)	11,587	115,205
Progressive Waste Solutions, Ltd. (a)	4,696	121,203
Quebecor, Inc. (Class B)	2,191	52,073
Ritchie Bros Auctioneers, Inc. (a)	1,832	36,964
ShawCor, Ltd. (Class A)	1,186	50,121
Stantec, Inc.	1,100	56,290
Tahoe Resources, Inc. (b)	1,616	29,147
The Jean Coutu Group Pjc, Inc.	2,682	47,461
TMX Group, Ltd.	395	18,830
TransAlta Corp. (a)	6,376	82,995
Trilogy Energy Corp. (a)	1,464	41,774
Veresen, Inc. (a)	7,762	91,673
West Fraser Timber Co., Ltd.	846	76,287

		3,936,110

CHINA — 0.2%
Techtronic Industries Co., Ltd.	34,500	89,863

DENMARK — 1.9%
Chr Hansen Holding A/S	2,541	90,025
DSV A/S	6,667	189,253
FLSmidth & Co. A/S (a)	1,278	68,891
GN Store Nord A/S	4,675	98,427
H. Lundbeck A/S (a)	1,456	31,765
Jyske Bank A/S (b)	1,424	70,765
Pandora A/S	2,057	85,011
Topdanmark A/S (b)	1,963	50,592
Vestas Wind Systems A/S (b)	5,337	134,741
William Demant Holding (b)	597	55,207

		874,677

FINLAND — 1.6%
Amer Sports Oyj (Class A)	2,613	53,056
Cargotec Oyj	920	35,679
Elisa Oyj	8,091	192,981
Huhtamaki OYJ	1,871	40,118
Kemira Oyj	1,260	19,427
Kesko Oyj (Class B)	1,746	52,422
Neste Oil Oyj	3,268	72,328
Orion Oyj (Class B) (a)	4,297	108,306
Outotec Oyj (a)	3,396	46,521
Stora Enso Oyj	12,313	104,422

		725,260

FRANCE — 2.9%
Air France-KLM (b)	2,944	29,327
bioMerieux	362	35,086
Bourbon SA	996	26,034
CGG (b)	3,920	90,393
Eramet	247	24,943
Eurazeo	673	43,236
Faurecia (a)(b)	1,199	34,725
Fonciere Des Regions (a)	1,170	97,101
Groupe Eurotunnel SA	14,166	129,187
Havas SA	6,490	50,761
Ingenico (a)	1,274	91,901
Ipsen SA	1,340	51,560
Lagardere SCA	3,331	108,239
Metropole Television SA	1,730	37,130
Neopost SA (a)	884	64,414
Nexity	864	30,870
Orpea	1,081	54,486
Plastic Omnium SA	1,552	39,265
Rubis	923	58,323
Sa des Ciments Vicat	443	31,483
Sartorius Stedim Biotech	122	18,496
SEB SA (a)	739	64,843
Societe Television Francaise 1	2,902	50,538
Teleperformance	1,538	74,449
Vilmorin & Cie	135	16,419

		1,353,209

GERMANY — 4.0%
Aurubis AG	674	40,869
Axel Springer AG (a)	813	45,242
Bilfinger SE	2,131	223,847
Carl Zeiss Meditec AG	678	20,255
Celesio AG	2,054	46,266
CTS Eventim AG	669	29,522
Deutsche Euroshop AG	718	31,136
Deutsche Wohnen AG	3,949	70,695
Duerr AG	654	48,062
ElringKlinger AG	702	31,606
Fielmann AG	210	22,247
Freenet AG (b)	3,538	85,655
Gerry Weber International AG	550	22,689
GSW Immobilien AG	969	42,597
K+S AG (a)	4,328	112,251
KION Group AG (b)	477	17,498
Krones AG	340	28,926
KWS Saat AG	54	18,786
LEG Immobilien AG (b)	393	22,647
MTU Aero Engines AG	1,312	122,650
OSRAM Licht AG (b)	2,103	98,781
Puma AG Rudolf Dassler Sport	62	18,644
Rational AG	64	19,103
Rhoen-Klinikum AG	6,632	170,526
Salzgitter AG	938	39,000
SGL Carbon AG	2,012	76,586
Software AG	1,405	50,048
Stada Arzneimittel AG	1,704	86,464
TUI AG (a)(b)	3,288	42,033
Wincor Nixdorf AG	821	51,300
Wirecard AG	2,958	101,244

		1,837,175

GREECE — 0.4%
Hellenic Telecommunications Organization SA (b)	5,985	62,382
OPAP SA	7,070	78,955
Public Power Corp. SA	2,669	30,240

		171,577

HONG KONG — 2.7%
ASM Pacific Technology, Ltd.	5,000	50,740
Champion REIT	78,000	35,605
Chinese Estates Holdings, Ltd.	23,623	53,916
Esprit Holdings, Ltd. (a)	75,816	121,421

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

First Pacific Co., Ltd.	64,500	$71,277
Fosun International	67,000	52,787
Genting Hong Kong Ltd. (b)	45,000	18,450
Great Eagle Holdings Ltd.	5,000	17,859
Hopewell Holdings	38,500	128,827
Hysan Development Co., Ltd.	33,827	150,703
Melco International Development, Ltd.	19,000	50,960
New World China Land Ltd.	54,000	27,156
Noble Group, Ltd.	107,000	79,307
Orient Overseas International, Ltd.	3,000	17,620
PCCW, Ltd.	116,000	51,305
SA SA International Holdings Ltd.	24,000	27,079
Shangri-La Asia, Ltd.	34,000	56,293
Television Broadcasts, Ltd.	7,600	47,922
VTech Holdings, Ltd.	2,700	34,885
Wing Hang Bank, Ltd.	4,177	63,340
Yue Yuen Industrial Holdings, Ltd.	27,000	75,376

		1,232,828

IRELAND — 1.5%
DCC PLC	1,986	81,272
Dragon Oil PLC	9,480	87,903
Glanbia PLC	3,379	44,281
ICON PLC (b)	1,369	56,033
James Hardie Industries Plc	11,038	110,229
Kingspan Group PLC	2,758	46,014
Paddy Power PLC	2,087	167,385
Smurfit Kappa Group PLC	5,484	124,194

		717,311

ISRAEL — 1.1%
Azrieli Group	605	19,200
Bank Leumi Le-Israel BM (b)	32,002	118,896
Bezeq The Israeli Telecommunication Corp., Ltd.	48,691	89,483
Delek Group, Ltd.	103	33,593
Gazit-Globe, Ltd.	1,946	26,099
Mellanox Technologies, Ltd. (b)	599	22,738
Mizrahi Tefahot Bank, Ltd.	2,517	27,697
NICE Systems, Ltd.	1,743	71,777
Osem Investments, Ltd.	1,592	35,538
Taro Pharmaceutical Industries Ltd. (b)	440	33,440
The Israel Corp., Ltd. (b)	66	34,834

		513,295

ITALY — 2.6%
A2A SpA	29,046	28,388
Autogrill SpA (b)	2,546	44,769
Azimut Holding SpA	2,371	54,208
Banca Generali SpA	1,260	28,483
Banca Monte dei Paschi di Siena SpA (a)(b)	143,913	39,936
Banca Popolare dell’Emilia Romagna Scrl (b)	7,271	52,214
Banco Popolare Societa Cooperativa (b)	73,172	108,954
Buzzi Unicem SpA	2,956	25,929
Davide Campari-Milano SpA	7,734	67,107
De’Longhi SpA	1,190	18,219
DiaSorin SpA	524	22,592
Finmeccanica SpA (b)	15,524	92,924
Gemina SpA (b)	14,460	32,727
Gtech Spa	1,754	50,193
Hera SpA	9,944	20,056
Mediaset SpA (b)	41,197	167,299
Prysmian SpA	5,451	133,555
Recordati SpA	3,330	40,028
UBI Banca ScPA	31,807	160,942
Unipol Gruppo Finanziario SpA	8,085	35,766

		1,224,289

JAPAN — 30.4%
Acom Co., Ltd. (b)	8,400	31,588
Advance Residence Investment Corp.	49	114,554
Advantest Corp. (a)	5,100	58,783
Alfresa Holdings Corp.	1,400	72,194
Amada Co., Ltd.	28,000	251,964
Aozora Bank, Ltd. (a)	28,000	83,037
Asics Corp. (a)	6,900	118,979
Benesse Holdings, Inc.	2,800	101,870
Brother Industries, Ltd. (a)	6,400	72,137
Canon Marketing Japan, Inc.	2,800	37,210
Casio Computer Co., Ltd. (a)	5,600	51,820
Credit Saison Co., Ltd.	8,700	235,753
Daicel Chemical Industries, Ltd. (a)	28,000	252,535
Daido Steel Co., Ltd.	28,000	164,362
DeNA Co., Ltd. (a)	2,800	57,013
Don Quijote Co., Ltd.	2,800	175,490
Dowa Holdings Co., Ltd.	28,000	281,926
Ebara Corp.	28,000	156,943
FamilyMart Co., Ltd. (a)	2,800	121,131
Fuji Electric Holdings Co., Ltd.	28,000	114,140
Fuji Television Network, Inc.	2,800	61,579
Fukuoka Financial Group, Inc. (a)	28,000	126,410
Hakuhodo DY Holdings, Inc. (a)	5,600	41,661
Hamamatsu Photonics K.K. (a)	2,800	105,437
Hitachi Capital Corp. (a)	2,800	67,485
Hitachi Construction Machinery Co., Ltd. (a)	2,800	62,634
Hokkaido Electric Power Co., Inc. (b)	5,100	68,762
Hokuhoku Financial Group, Inc.	28,000	58,782
Hokuriku Electric Power Co.	5,300	77,454
Ibiden Co., Ltd.	2,800	45,742
Idemitsu Kosan Co., Ltd. (a)	2,800	242,548
J Front Retailing Co., Ltd.	32,000	258,935
Japan Exchange Group, Inc.	14,000	310,033
Japan Prime Realty Investment Corp.	28	98,446
Japan Retail Fund Investment Corp. (a)	69	142,184
JSR Corp.	5,200	96,501
JTEKT Corp.	6,200	84,794
Kajima Corp. (a)	28,000	113,855
Kakaku.com, Inc.	3,600	83,979
Keihan Electric Railway Co., Ltd. (a)	28,000	114,140
Keio Corp.	28,000	200,887
Kewpie Corp.	2,800	44,486
Konami Corp. (a)	3,900	90,063
Konica Minolta Holdings, Inc.	14,000	117,564
Kuraray Co., Ltd. (a)	8,800	105,376
Kurita Water Industries, Ltd. (a)	5,100	108,263
M3, Inc.	28	77,530
Marui Group Co., Ltd. (a)	25,500	238,823

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Medipal Holdings Corp.	11,100	$136,990
MEIJI Holdings Co., Ltd. (a)	2,800	153,233
Miraca Holdings, Inc.	2,800	124,983
MISUMI Group, Inc. (a)	2,800	81,182
Mitsubishi Gas Chemical Co., Inc.	28,000	235,129
Mitsubishi UFJ Lease & Finance Co., Ltd.	14,800	78,280
Mitsui Chemicals, Inc. (a)	28,000	76,759
Mitsui OSK Lines, Ltd. (b)	28,000	126,410
Nabtesco Corp.	2,800	68,256
Nagoya Railroad Co., Ltd. (a)	28,000	82,181
Namco Bandai Holdings, Inc.	10,400	194,487
Nankai Electric Railway Co., Ltd.	28,000	105,865
NHK Spring Co., Ltd. (a)	6,200	63,437
Nippon Electric Glass Co., Ltd.	28,000	149,809
Nippon Express Co., Ltd. (a)	28,000	140,392
Nippon Yusen K.K. (a)	33,000	104,255
Nissan Chemical Industries, Ltd.	4,300	64,725
Nisshin Seifun Group, Inc.	15,400	155,373
Nissin Foods Holding Co., Ltd. (a)	2,800	114,996
NOK Corp.	2,800	43,602
Nomura Real Estate Holdings, Inc.	2,800	68,912
NTT Urban Development Corp.	2,800	36,725
Obayashi Corp. (a)	28,000	167,215
Obic Co., Ltd. (a)	2,800	90,313
OJI Paper Co., Ltd. (a)	28,000	131,261
Park24 Co., Ltd.	2,800	49,794
Rinnai Corp.	2,800	207,735
Rohm Co., Ltd. (a)	2,800	114,996
Sankyo Co., Ltd.	2,800	136,825
Sanrio Co., Ltd. (a)	2,800	172,066
Santen Pharmaceutical Co., Ltd. (a)	2,800	135,969
SBI Holdings, Inc.	5,600	72,251
Seiko Epson Corp. (a)	4,000	65,508
Seven Bank, Ltd. (a)	14,700	49,137
Sharp Corp. (a)(b)	28,000	102,726
Shikoku Electric Power Co., Inc. (b)	5,300	90,039
Shimadzu Corp.	28,000	265,376
Shimizu Corp. (a)	32,000	156,209
Showa Shell Sekiyu K.K.	18,800	210,368
Sojitz Corp.	32,900	64,375
Stanley Electric Co., Ltd. (a)	8,500	180,611
Sumitomo Heavy Industries, Ltd.	28,000	127,266
Sumitomo Rubber Industries, Inc.	3,800	58,515
Suzuken Co., Ltd. (a)	2,800	92,168
Taiheiyo Cement Corp. (a)	28,000	122,130
Taisei Corp. (a)	28,000	137,824
Taiyo Nippon Sanso Corp. (a)	28,000	187,761
Takashimaya Co., Ltd.	28,000	262,237
The Bank of Kyoto, Ltd. (a)	28,000	245,972
The Gunma Bank, Ltd.	28,000	163,791
The Hachijuni Bank, Ltd.	31,000	192,713
The Hiroshima Bank, Ltd. (a)	28,000	119,276
The Joyo Bank, Ltd. (a)	28,000	150,380
THK Co., Ltd. (a)	7,600	168,381
Toho Co., Ltd.	2,900	60,468
Toho Gas Co., Ltd. (a)	28,000	146,670
Tokyo Tatemono Co., Ltd.	28,000	256,245
Toyo Seikan Group Holdings, Ltd.	3,900	76,470
Toyota Boshoku Corp. (a)	2,800	37,467
Trend Micro, Inc.	2,800	104,296
Tsumura & Co. (a)	2,800	82,124
Ube Industries, Ltd. (a)	28,000	52,790
United Urban Investment Corp.	87	132,994
USS Co., Ltd. (a)	2,800	40,548
Yamada Denki Co., Ltd. (a)	25,000	73,885
Yamaha Corp.	11,100	158,369
Yamaha Motor Co., Ltd. (a)	7,900	115,451
Yokogawa Electric Corp.	4,600	65,537

		14,098,265

LUXEMBOURG — 0.2%
Eurofins Scientific	211	53,211
GAGFAH SA (b)	2,204	28,758
L’Occitane International SA	9,500	24,806

		106,775

NETHERLANDS — 1.8%
Aalberts Industries NV	2,162	57,639
Corio NV	2,495	107,552
Delta Lloyd NV	4,132	87,982
Koninklijke Boskalis Westminster NV	4,051	179,534
Nutreco NV	1,936	101,197
QIAGEN NV (b)	5,999	129,401
SBM Offshore NV (b)	5,578	110,580
TNT Express NV	8,572	78,301

		852,186

NEW ZEALAND — 1.0%
Auckland International Airport, Ltd.	20,209	55,798
Contact Energy, Ltd.	11,709	52,761
Fletcher Building, Ltd. (a)	28,102	222,359
Mighty River Power Ltd.	10,197	19,279
Ryman Healthcare, Ltd.	9,798	56,717
Telecom Corporation of New Zealand, Ltd. (a)	19,308	37,390

		444,304

NORWAY — 1.3%
Aker ASA	545	16,583
Aker Solutions ASA	3,888	54,594
DNO International ASA (b)	13,103	29,107
Fred Olsen Energy ASA	801	35,560
Golar LNG, Ltd. (a)	1,086	40,910
Kongsberg Gruppen AS	1,000	19,537
Marine Harvest (a)	68,417	73,033
Petroleum Geo-Services ASA	5,552	68,589
ProSafe SE	6,056	48,333
SpareBank 1 SR Bank ASA	2,721	21,581
Storebrand ASA (b)	7,489	41,490
TGS Nopec Geophysical Co. ASA	5,087	149,711

		599,028

PORTUGAL — 0.5%
Banco Comercial Portugues SA (b)	416,506	54,125
Banco Espirito Santo SA (a)(b)	60,224	64,158
Portucel SA	5,965	21,688
Portugal Telecom SGPS SA (a)	14,812	66,788
Sonae	25,025	31,233

		237,992

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

SINGAPORE — 1.9%
Ascendas REIT	48,000	$87,221
Blumont Group Ltd. (a)(b)	38,000	74,198
CapitaCommercial Trust (a)	36,000	41,602
ComfortDelGro Corp., Ltd.	91,000	142,873
First Resources Ltd.	28,000	42,622
Keppel Land, Ltd.	28,096	79,267
M1, Ltd.	7,000	18,298
Mapletree Logistics Trust	35,938	30,646
Neptune Orient Lines, Ltd. (a)(b)	37,000	32,289
Olam International, Ltd. (a)	37,736	46,014
SATS Ltd.	18,000	46,766
SIA Engineering Co., Ltd.	5,000	19,366
Suntec REIT (a)	54,000	70,365
UOL Group, Ltd.	28,000	137,239

		868,766

SOUTH KOREA — 5.5%
Amorepacific Corp.	70	58,948
AMOREPACIFIC Group	55	20,139
BS Financial Group, Inc.	5,170	77,213
Cheil Communications, Inc. (b)	2,010	46,384
Cheil Industries, Inc.	2,026	172,875
CJ CheilJedang Corp.	134	34,476
CJ Corp.	575	62,065
Coway Co., Ltd.	1,295	71,698
Daelim Industrial Co., Ltd.	977	88,184
Daewoo Engineering & Construction Co., Ltd. (b)	6,102	49,342
Daewoo International Corp.	1,459	51,522
Daewoo Securities Co., Ltd.	6,699	61,338
Dongbu Insurance Co., Ltd.	2,290	98,447
Doosan Corp.	575	80,792
Doosan Heavy Industries & Construction Co. Ltd.	560	24,048
Doosan Infracore Co., Ltd. (b)	2,890	42,220
GS Holdings	2,115	110,997
Halla Visteon Climate Control Corp.	720	27,301
Hanwha Chemical Corp.	2,150	41,613
Hanwha Corp.	3,268	115,251
Hotel Shilla Co., Ltd.	750	45,014
Hyosung Corp.	468	31,224
Hyundai Department Store Co., Ltd.	294	44,045
Hyundai Hysco Co., Ltd.	540	23,139
Hyundai Marine & Fire Insurance Co., Ltd.	1,390	37,832
Hyundai Merchant Marine Co., Ltd. (a)(b)	2,586	42,592
Hyundai Mipo Dockyard Co., Ltd.	325	47,479
Hyundai Wia Corp.	302	47,632
Kangwon Land, Inc.	2,440	64,708
KCC Corp.	173	72,762
Korea Aerospace Industries Ltd.	720	17,955
Korea Gas Corp. (b)	97	880
Korea Gas Corp.	584	30,975
Korea Kumho Petrochemical Co., Ltd.	664	62,713
NCSoft Corp.	324	57,584
NHN Entertainment Corp. (b)	276	30,305
OCI Co., Ltd.	367	58,909
ORION Corp.	106	93,999
S1 Corp/Korea	619	37,266
Samsung Card Co., Ltd.	940	34,987
Samsung Engineering Co., Ltd.	644	49,498
Samsung Securities Co., Ltd.	1,880	82,308
Samsung Techwin Co., Ltd.	1,297	73,619
Seoul Semiconductor Co., Ltd.	819	30,903
SK C&C Co., Ltd.	456	48,796
Woori Investment & Securities Co., Ltd.	3,130	33,785
Young Poong Corp.	18	25,057

		2,560,819

SPAIN — 1.4%
Acciona SA (a)	659	37,515
Acerinox SA (a)	3,343	38,329
Almirall SA (a)	1,563	19,804
Atresmedia Corp. de Medios de Comunicaion S.A.	2,113	27,201
Bankinter SA	11,236	60,489
Bolsas y Mercados Espanoles	1,383	43,910
Corporacion Financiera Alba SA	356	19,743
Ebro Puleva SA	2,551	57,668
EDP Renovaveis SA (b)	7,172	37,290
Fomento de Construcciones y Contratas SA (a)(b)	939	18,672
Gestevision Telecinco SA (b)	5,176	59,625
Grupo Catalana Occidente SA	1,150	34,995
Indra Sistemas SA	2,811	42,180
Obrascon Huarte Lain SA	1,071	40,644
Prosegur Cia de Seguridad SA	5,333	31,186
Tecnicas Reunidas SA (a)	631	28,913
Viscofan SA	1,285	73,526

		671,690

SWEDEN — 2.6%
AarhusKarlshamn AB	642	40,131
Axfood AB	388	18,962
Boliden AB	6,324	94,814
Castellum AB	7,985	113,936
Great Portland Estates PLC	8,341	72,805
Hexpol AB	654	46,226
Hufvudstaden AB	3,002	38,231
Husqvarna AB (Class B) (a)	8,678	56,380
Intrum Justitia AB	2,059	55,137
JM AB	2,067	60,178
Lundbergforetagen AB	808	33,650
Meda AB (Class A)	6,792	81,740
Melker Schorling AB	447	18,198
Modern Times Group AB (Class B)	2,929	152,855
Ratos AB (Class B) (a)	3,745	34,896
Saab AB	1,418	28,368
Securitas AB (Class B)	7,559	86,380
SSAB AB, (Series A) (a)	6,593	43,060
SSAB AB	803	4,426
Trelleborg AB (Class B)	5,910	112,070
Wallenstam AB	1,611	22,072

		1,214,515

SWITZERLAND — 2.7%
Allreal Holding AG (b)	133	18,488
Banque Cantonale Vaudoise	111	61,162

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Barry Callebaut AG (b)	36	$36,149
Basellandschaftliche Kantonalbank	18	19,528
Berner Kantonalbank AG	82	21,537
Bucher Industries AG	160	40,997
Daetwyler Holding AG	149	18,439
Dufry Group (b)	536	80,615
EFG International AG (b)	1,244	17,403
Flughafen Zuerich AG	243	128,117
GAM Holding AG (b)	5,494	99,339
Georg Fischer AG (b)	95	57,835
Helvetia Holding AG	108	47,894
Lonza Group AG (b)	1,349	110,396
Luzerner Kantonalbank AG	47	18,491
OC Oerlikon Corp. AG (b)	3,323	44,466
Panalpina Welttransport Holding AG (a)	511	75,329
PSP Swiss Property AG (b)	939	81,517
St Galler Kantonalbank AG	46	18,314
Straumann Holding AG	201	36,521
Sulzer AG	604	93,514
Swiss Prime Site AG (b)	1,534	118,666
Vontobel Holding AG	475	18,490

		1,263,207

UNITED KINGDOM — 13.6%
Afren PLC (b)	21,595	48,365
Amlin PLC	14,064	92,285
Ashmore Group PLC	8,403	53,111
Aveva Group PLC	1,594	67,063
Balfour Beatty PLC	17,506	80,597
Barratt Developments PLC (b)	24,828	124,077
BBA Aviation PLC	12,041	59,472
Bellway PLC	2,961	63,055
Berendsen PLC	3,956	58,138
Berkeley Group Holdings PLC	5,160	173,138
Booker Group PLC	37,022	80,817
Britvic PLC	6,118	56,720
BTG PLC (b)	10,876	67,491
Cairn Energy PLC (b)	11,928	50,666
Capital & Counties Properties PLC	16,491	89,463
Carphone Warehouse Group PLC	7,873	30,121
Close Brothers Group PLC	2,630	49,788
Daily Mail & General Trust PLC	7,216	89,044
Debenhams PLC	15,370	25,438
Derwent London PLC	2,253	86,433
Direct Line Insurance Group PLC	13,386	46,216
Dixons Retail PLC (b)	83,608	63,189
Drax Group PLC	10,216	112,911
DS Smith PLC	22,575	105,287
Dunelm Group PLC	1,910	28,580
Euromoney Institutional Investor PLC	976	18,334
Filtrona PLC	5,390	65,333
FirstGroup PLC	28,607	55,360
Genel Energy Plc (b)	3,370	51,245
Greene King PLC	4,944	64,130
Halma PLC	7,502	68,823
Hays PLC	30,616	58,702
Henderson Group PLC	26,073	79,758
Hikma Pharmaceuticals PLC	3,512	59,148
Howden Joinery Group PLC	15,812	74,641
ICAP PLC	13,548	82,120
IG Group Holdings PLC	8,022	75,217
Inchcape PLC	22,987	227,259
Informa PLC	26,627	226,379
Inmarsat PLC	17,620	202,305
Intermediate Capital Group PLC	8,352	60,377
International Personal Finance	5,428	53,664
Intu Properties PLC	15,536	80,785
Invensys PLC	17,894	144,308
Investec PLC	24,671	159,969
Jardine Lloyd Thompson Group PLC	3,342	51,144
Jazztel PLC (b)	4,953	53,845
John Wood Group PLC	9,002	116,914
Jupiter Fund Management PLC	8,368	49,733
Ladbrokes PLC	18,032	49,408
Lonmin PLC (b)	9,108	47,095
Man Group PLC	49,083	66,688
Michael Page International PLC	5,719	45,594
Millennium & Copthorne Hotels PLC	2,824	25,381
Mitchells & Butlers PLC (b)	3,665	24,393
N Brown Group PLC	4,322	36,745
National Express Group PLC	7,094	29,444
Ocado Group PLC (b)	13,573	87,041
Ophir Energy PLC (b)	12,257	66,256
Partnership Assurance Group plc (b)	3,723	24,840
Pennon Group PLC	9,249	104,695
Perform Group PLC (b)	2,762	25,048
Phoenix Group Holdings	3,387	40,862
Playtech Plc	4,213	50,214
Premier Oil PLC	11,443	60,318
Provident Financial PLC	6,034	162,402
PZ Cussons PLC	8,088	54,211
Regus PLC	14,626	43,107
Rentokil Initial PLC	40,720	71,877
Rightmove PLC	2,654	101,817
Rotork PLC	2,154	95,123
Segro PLC	17,344	87,069
Serco Group PLC	12,703	112,422
Shaftesbury PLC	5,019	47,954
Spectris PLC	2,983	106,564
Spirax-Sarco Engineering PLC	1,890	92,279
St. James’s Place PLC	9,775	97,352
Stagecoach Group PLC	20,775	109,710
TalkTalk Telecom Group PLC	12,816	50,142
Telecity Group PLC	5,342	71,802
Thomas Cook Group PLC (b)	37,640	93,504
United Business Media PLC	4,860	56,233
Vesuvius PLC	5,512	39,882
Victrex PLC	1,629	42,129

		6,300,559

TOTAL COMMON STOCKS —
(Cost $42,822,008)		46,208,378

RIGHTS — 0.0% (d)
SOUTH KOREA — 0.0% (d)
Hyundai Merchant Marine Co., Ltd. (expires 11/5/2013) (b) (Cost $0)	204	644

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

PREFERRED STOCKS — 0.1%
ITALY — 0.1%
Fondiaria-Sai SpA (b) (Cost $37,602)	19,739	$36,740

SHORT TERM INVESTMENTS — 11.2%
UNITED STATES — 11.2%
MONEY MARKET FUNDS — 11.2%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	5,111,266	5,111,266
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	91,706	91,706

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,202,972)		5,202,972

TOTAL INVESTMENTS — 110.9%
(Cost $48,062,582)		51,448,734
OTHER ASSETS & LIABILITIES — (10.9)%		(5,049,289)

NET ASSETS — 100.0%		$46,399,445

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.6%
BRAZIL — 7.5%
Aliansce Shopping Centers SA	132,759	$1,186,813
American Banknote SA	105,533	1,412,764
Arezzo Industria e Comercio SA	60,408	1,063,493
B2W Cia Digital (a)	136,942	871,709
Banco ABC Brasil SA Preference Shares	80,903	472,469
Banco Panamericano SA Preference Shares (a)	205,851	480,863
Brasil Brokers Participacoes SA	343,740	887,898
Brasil Insurance Participacoes e Administracao SA	92,775	829,372
Brazil Pharma SA (a)	520,000	1,822,062
Brookfield Incorporacoes SA (a)	418,129	302,414
Centrais Eletricas de Santa Catarina SA Preference Shares (a)	59,094	472,529
Cia Energetica do Ceara Preference Shares	48,288	827,559
Contax Participacoes SA Preference Shares	445,253	748,072
Cremer SA	102,386	677,499
Cyrela Commercial Properties SA Empreendimentos e Participacoes	27,748	260,023
Diagnosticos da America SA	301,100	1,579,860
Direcional Engenharia SA	74,245	401,234
Eletropaulo Metropolitana SA Preference Shares	139,092	534,236
Equatorial Energia SA	399,287	3,766,774
Eternit SA	198,689	849,720
Even Construtora e Incorporadora SA	380,240	1,441,668
Ez Tec Empreendimentos e Participacoes SA	164,704	2,250,016
Ferbasa-Ferro Ligas DA Bahia Preference Shares	127,806	814,128
Fleury SA	147,044	1,212,128
Gafisa SA (a)	632,046	1,016,475
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	128,509	611,357
Grendene SA	31,200	276,673
Helbor Empreendimentos SA	193,211	811,537
HRT Participacoes em Petroleo SA (a)	368,262	191,902
Iguatemi Empresa de Shopping Centers SA	119,765	1,307,916
International Meal Co. Holdings SA (a)	109,255	981,604
Iochpe-Maxion SA	117,783	1,449,767
JHSF Participacoes SA	153,287	440,708
LLX Logistica SA (a)	450,193	333,694
Log-in Logistica Intermodal SA (a)	91,692	418,083
LPS Brasil Consultoria de I moveis SA	112,182	877,379
Magazine Luiza SA (a)	96,710	328,007
Magnesita Refratarios SA	371,281	1,050,772
Mahle-Metal Leve SA	41,245	500,265
Marfrig Alimentos SA (a)	277,338	753,754
Mills Estruturas e Servicos de Engenharia SA	131,623	1,795,141
MMX Mineracao e Metalicos SA (a)	135,992	94,691
MRV Engenharia e Participacoes SA	360,800	1,476,556
Odontoprev SA	664,100	2,902,762
Paranapanema SA (a)	249,102	539,373
PDG Realty SA Empreendimentos e Participacoes (a)	1,681,123	1,857,803
QGEP Participacoes SA	101,489	520,655
Qualicorp SA (a)	274,327	2,495,506
Randon SA Implementos e Participacoes Preference Shares	517,729	2,879,309
Refinaria de Petroleos de Manguinhos SA (a)	169,846	9,919
Restoque Comercio e Confeccoes de Roupas SA	127,889	383,773
Rossi Residencial SA (a)	418,285	595,658
Sao Martinho SA	111,666	1,454,736
Saraiva SA Livreiros Editores Preference Shares	58,510	753,043
SLC Agricola SA	105,074	1,037,500
Sonae Sierra Brasil SA	29,978	292,905
Tecnisa SA (a)	154,062	644,333
Tegma Gestao Logistica SA	33,220	327,865
Tempo Participacoes SA	418,784	506,066
Vanguarda Agro SA (a)	272,892	475,650

		57,558,440

CHILE — 2.1%
AFP Habitat SA	223,583	371,361
Almendral SA	12,191,998	1,516,354
Besalco SA	604,873	841,228
Companhia Sudamericana de Vapores SA (a)	9,327,787	479,988
Cruz Blanca Salud SA	1,212,092	891,023
Empresas La Polar SA (a)	2,675,051	520,846
Inversiones Aguas Metropolitanas SA	744,222	1,406,322
Inversiones La Construccion SA	39,320	593,794
Masisa SA	11,165,273	816,336
Norte Grande SA	9,224,551	32,989
Parque Arauco SA	1,223,788	2,353,602
Ripley Corp. SA	1,447,914	1,323,281
Salfacorp SA	610,237	720,172
Sociedad Matriz SAAM SA	10,044,203	968,450
Socovesa SA	862,092	238,078
Vina Concha y Toro SA	1,470,064	2,752,590

		15,826,414

CHINA — 7.6%
21Vianet Group, Inc. ADR (a)	78,285	1,290,920
51job, Inc. ADR (a)(b)	20,854	1,497,734
Anhui Expressway Co., Ltd. (b)	2,620,000	1,418,928
AsiaInfo-Linkage, Inc. (a)	197,477	2,278,885
AutoNavi Holdings, Ltd. ADR (a)(b)	37,520	559,423
Bitauto Holdings, Ltd. ADR (a)	38,415	619,250
BYD Electronic International Co., Ltd. (a)(b)	1,309,000	585,705
China Automation Group, Ltd.	1,007,000	201,266
China Datang Corp. Renewable Power Co., Ltd.	978,000	185,381
China Hongxing Sports, Ltd. (a)(b)(c)	4,758,000	0

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

China Huiyuan Juice Group, Ltd. (a)	2,916,900	$1,895,666
China Lesso Group Holdings, Ltd. (b)	1,464,810	904,746
China Minzhong Food Corp., Ltd. (a)(b)	1,267,000	1,135,983
China National Accord Medicines Corp., Ltd.	172,582	777,327
China SCE Property Holdings, Ltd.	3,657,800	806,540
China Shanshui Cement Group, Ltd.	1,968,000	758,763
China Shipping Development Co., Ltd. (a)(b)	2,324,000	1,225,658
China Suntien Green Energy Corp., Ltd.	2,576,000	780,591
China Vanadium Titano — Magnetite Mining Co., Ltd. (a)	1,919,000	291,989
China Wireless Technologies, Ltd.	2,020,000	807,463
Chinasoft International, Ltd. (a)(b)	1,460,000	399,115
Danhua Chemical Technology Co., Ltd. (a)	311,600	196,931
Dongyue Group (b)	1,355,000	658,704
Double Coin Holdings, Ltd.	738,824	515,699
E-Commerce China Dangdang, Inc. ADR (a)(b)	76,448	801,175
E-House China Holdings, Ltd.	93,092	853,654
First Tractor Co., Ltd. (b)	988,500	613,100
Giant Interactive Group, Inc. ADR	187,885	1,713,511
Hangzhou Steam Turbine Co.	869,950	1,191,321
Harbin Electric Co., Ltd. (b)	1,906,000	1,174,791
Home Inns & Hotels Management, Inc. ADR (a)(b)	45,070	1,496,324
Huangshan Tourism Development Co., Ltd.	420,000	517,020
Hunan Non-Ferrous Metal Corp., Ltd. (a)(b)	2,934,000	915,557
Jiangsu Future Land Co., Ltd.	937,600	591,626
LDK Solar Co., Ltd. ADR (a)(b)	75,755	146,207
Livzon Pharmaceutical, Inc. (Class B)	161,800	754,843
Lonking Holdings, Ltd. (a)(b)	3,687,000	770,190
MIE Holdings Corp.	3,088,754	661,152
NQ Mobile, Inc. ADR (a)(b)	43,845	955,383
Pactera Technology International, Ltd. ADR (a)(b)	152,785	899,904
Peak Sport Products Co., Ltd. (b)	1,835,000	440,108
Perfect World Co., Ltd. ADR (b)	51,220	1,019,278
Ports Design, Ltd. (b)	1,128,000	794,166
Real Gold Mining, Ltd. (a)(b)(c)	251,500	0
Renren, Inc. ADR (a)(b)	182,282	614,290
REXLot Holdings, Ltd. (b)	6,700,000	527,005
Shanda Games, Ltd. ADR (a)	97,005	379,290
Shanghai Chlor-Alkali Chemical Co., Ltd. (a)	352,900	163,040
Shanghai Dajiang Group, Class B (a)	1,285,400	446,034
Shanghai Diesel Engine Co., Ltd. Class B	393,360	300,920
Shanghai Haixin Group Co. (a)	666,700	344,684
Shanghai Highly Group Co., Ltd.	349,300	195,608
Shenguan Holdings Group, Ltd. (b)	2,860,010	1,224,378
Sinofert Holdings, Ltd. (b)	2,438,000	405,540
Sinopec Engineering Group Co., Ltd. (a)	1,853,500	2,268,133
Sound Global, Ltd. (a)(b)	1,615,000	894,541
Spreadtrum Communications, Inc. ADR	58,105	1,769,878
SPT Energy Group, Inc. (b)	1,992,000	1,006,897
Suntech Power Holdings Co., Ltd. ADR (a)(b)	339,515	577,176
TCL Communication Technology Holdings, Ltd.	1,020,000	657,628
Tong Ren Tang Technologies Co., Ltd. (b)	679,000	2,188,868
Trina Solar, Ltd. ADR (a)(b)	87,500	1,352,750
WuXi PharmaTech Cayman, Inc. ADR (a)	104,170	2,854,258
Yingli Green Energy Holding Co., Ltd. ADR (a)(b)	126,980	881,241
YY, Inc. ADR (a)(b)	14,745	689,771
Zhejiang Southeast Electric Power Co. (a)	2,092,333	1,778,483

		57,622,390

CYPRUS — 0.0% (d)
Global Ports Investments PLC, GDR	27,445	367,763

CZECH REPUBLIC — 0.4%
New World Resources PLC	81,033	122,752
Philip Morris CR AS	4,779	2,737,400

		2,860,152

EGYPT — 1.2%
Arab Cotton Ginning	448,682	339,854
Citadel Capital Corp./Cairo (a)	587,436	274,473
Eastern Tobacco	53,010	726,128
Egyptian Financial Group-Hermes Holding (a)	710,978	759,306
Egyptian Kuwait Holding Co.	874,869	752,387
ElSwedy Electric Co.	180,730	626,774
Ezz Steel (a)	732,337	1,228,434
Juhayna Food Industries	686,579	1,014,195
Maridive & Oil Services SAE (a)	340,483	364,317
Orascom Telecom Media & Technology Holding SAE	4,543,522	388,980
Sidi Kerir Petrochemicals Co.	171,151	377,987
Six of October Development & Investment Co. (a)	233,343	743,212
Talaat Moustafa Group (a)	1,747,788	1,268,066

		8,864,113

HONG KONG — 9.1%
361 Degrees International, Ltd. (b)	1,568,000	386,180
Ajisen China Holdings, Ltd.	1,029,000	1,032,297
Anton Oilfield Services Group (b)	1,734,000	1,149,270
Anxin-China Holdings, Ltd.	3,572,000	1,119,251
Asian Citrus Holdings, Ltd.	1,129,833	390,444
Beijing Capital Land, Ltd.	1,924,400	684,880
Boshiwa International Holding, Ltd. (a)(b)(c)	1,843,000	0
CGN Mining Co., Ltd. (a)	2,780,000	233,006
Chailease Holding Co., Ltd.	71,300	167,356
Chaowei Power Holdings, Ltd. (b)	545,000	222,775
China Dongxiang Group Co. (b)	6,889,000	1,074,859
China Forestry Holdings, Ltd. (a)(c)	1,642,000	0

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

China High Precision Automation Group, Ltd. (b)(e)	1,226,000	$0
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	1,628,000	692,753
China Lilang, Ltd.	1,530,000	903,580
China Lumena New Materials Corp. (b)	5,144,000	1,001,585
China Medical System Holdings, Ltd. (b)	636,300	543,983
China Metal Recycling Holdings, Ltd. (a)(b)	1,109,932	0
China Modern Dairy Holdings, Ltd. (a)(b)	2,264,000	884,563
China National Materials Co., Ltd. (b)	2,045,000	435,098
China Oil and Gas Group, Ltd.	6,720,000	953,173
China Precious Metal Resources Holdings Co., Ltd. (a)(b)	4,480,000	635,449
China Rare Earth Holdings, Ltd. (a)	2,046,000	329,781
China Rongsheng Heavy Industries Group Holdings, Ltd. (a)(b)	3,982,000	467,253
China Shineway Pharmaceutical Group, Ltd. (b)	573,000	831,961
China Singyes Solar Technologies Holdings, Ltd.	753,000	837,945
China South City Holdings, Ltd.	2,536,000	810,981
China Travel International Investment Hong Kong, Ltd.	11,234,000	2,201,850
China Yurun Food Group, Ltd. (a)(b)	1,707,000	1,098,358
China ZhengTong Auto Services Holdings, Ltd. (a)(b)	1,151,500	720,138
Citic Resources Holdings, Ltd. (a)	5,301,000	751,900
Comba Telecom Systems Holdings, Ltd. (a)(b)	1,122,984	372,149
Cosco International Holdings, Ltd.	564,000	232,723
Dah Chong Hong Holdings, Ltd. (b)	1,075,000	874,677
Digital China Holdings, Ltd. (b)	1,008,000	1,234,792
Fufeng Group, Ltd.	1,499,600	558,834
Global Bio-Chem Technology Group Co., Ltd. (a)(b)	3,312,000	234,889
Glorious Property Holdings, Ltd. (a)(b)	3,502,000	501,244
GOME Electrical Appliances Holding, Ltd. (b)	13,878,000	1,771,625
Greatview Aseptic Packaging Co., Ltd.	1,573,048	898,577
Hanergy Solar Group, Ltd. (a)(b)	16,204,000	2,925,230
Hengdeli Holdings, Ltd.	3,308,400	793,489
Hidili Industry International Development, Ltd. (a)(b)	1,552,000	264,165
Honghua Group, Ltd. (b)	1,507,000	441,112
Hua Han Bio-Pharmaceutical Holdings, Ltd.	2,546,112	623,794
Huabao International Holdings, Ltd. (b)	2,992,000	1,257,735
Ju Teng International Holdings, Ltd. (b)	1,340,000	786,187
Kaisa Group Holdings, Ltd. (a)(b)	4,256,000	1,185,401
Kingboard Laminates Holdings, Ltd. (b)	1,606,500	662,889
Kingdee International Software Group Co., Ltd. (a)	1,916,000	550,947
Kingway Brewery Holdings, Ltd. (a)	2,022,000	907,340
KWG Property Holding, Ltd. (b)	1,843,500	1,162,417
Li Ning Co., Ltd. (a)(b)	1,021,000	803,092
Lijun International Pharmaceutical Holding, Ltd.	3,142,000	1,053,390
Magic Holdings International, Ltd.	1,036,000	806,875
Maoye International Holdings, Ltd.	2,501,000	470,843
Minth Group, Ltd.	1,020,000	2,033,384
NetDragon Websoft, Inc.	402,000	1,088,567
Newocean Energy Holdings, Ltd.	1,726,000	1,152,870
NVC Lighting Holdings, Ltd.	3,546,000	882,482
Pacific Online, Ltd.	1,438,100	636,053
Prince Frog International Holdings, Ltd.	1,140,000	796,735
Real Nutriceutical Group, Ltd.	1,592,000	406,460
Sany Heavy Equipment International Holdings Co., Ltd. (b)	742,000	225,801
Shougang Concord International Enterprises Co., Ltd. (a)(b)	14,608,000	725,206
Shougang Fushan Resources Group, Ltd. (b)	4,740,000	1,595,250
Sichuan Expressway Co., Ltd. (b)	2,540,000	733,654
Sinotrans Shipping, Ltd.	3,326,500	1,046,615
Sinotrans, Ltd.	1,693,000	445,345
Sinotruk Hong Kong, Ltd. (b)	838,500	428,162
Skyworth Digital Holdings, Ltd. (b)	2,517,770	1,201,234
Springland International Holdings, Ltd.	2,091,000	1,132,435
Sunny Optical Technology Group Co., Ltd. (b)	826,000	861,665
TCL Multimedia Technology Holdings, Ltd.	522,000	248,374
Tech Pro Technology Development, Ltd. (a)	2,524,000	1,116,332
The United Laboratories International Holdings, Ltd. (a)(b)	1,488,500	537,424
Tiangong International Co., Ltd. (b)	2,624,000	693,629
Tianjin Port Development Holdings, Ltd.	6,236,000	940,810
Tianneng Power International, Ltd.	1,396,000	543,628
TPV Technology, Ltd.	1,980,000	405,950
United Energy Group, Ltd. (a)(b)	6,528,000	1,052,204
Vinda International Holdings, Ltd. (b)	731,000	1,033,089
VODone, Ltd. (a)	3,530,999	264,080
Wasion Group Holdings, Ltd.	1,131,000	685,441
West China Cement, Ltd. (b)	3,984,000	601,056
Winsway Coking Coal Holding, Ltd. (a)	3,193,018	255,272
Yingde Gases	1,868,500	1,826,300
Yip’s Chemical Holdings, Ltd.	813,580	707,082
Yuexiu Transport Infrastructure, Ltd.	1,766,549	968,109

		69,205,783

HUNGARY — 0.3%
Egis Gyogyszergyar Nyrt	13,072	1,647,837

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Magyar Telekom Telecommunications PLC (b)	535,268	$745,392

		2,393,229

INDIA — 7.7%
Adani Power, Ltd. (a)	1,116,280	575,034
Aditya Birla Nuvo, Ltd.	64,837	1,286,487
Amtek Auto, Ltd.	437,675	419,463
Anant Raj, Ltd.	576,816	379,139
Apollo Hospitals Enterprise, Ltd.	128,873	1,913,694
Arvind, Ltd.	222,834	277,097
Ashok Leyland, Ltd.	1,400,298	338,863
Aurobindo Pharma, Ltd.	332,420	1,074,438
Bajaj Holdings and Investment, Ltd.	64,228	796,117
Balrampur Chini Mills, Ltd.	505,331	343,856
Bata India, Ltd.	76,574	1,047,671
Bharat Forge, Ltd.	440,189	1,761,670
Bhushan Steel, Ltd.	172,815	1,326,787
Biocon, Ltd.	148,185	799,330
Britannia Industries, Ltd.	76,230	1,000,895
Coromandel International, Ltd.	188,860	706,057
Cox & Kings, Ltd.	73,121	103,482
Crompton Greaves, Ltd.	243,336	334,463
Dewan Housing Finance Corp., Ltd.	168,506	279,655
Dish TV India, Ltd. (a)	1,066,053	859,926
Divi’s Laboratories, Ltd.	56,884	881,677
Era Infra Engineering, Ltd.	293,100	514,054
Federal Bank, Ltd.	177,206	805,572
Fortis Healthcare, Ltd. (a)	287,640	448,655
Gateway Distriparks, Ltd.	276,905	460,661
GMR Infrastructure, Ltd.	1,187,654	411,662
Godrej Industries, Ltd.	246,314	1,055,210
Havells India, Ltd.	86,983	883,446
Hexaware Technologies, Ltd.	392,959	806,883
Hindustan Petroleum Corp., Ltd.	138,508	425,115
Housing Development & Infrastructure, Ltd. (a)	523,384	302,636
IDFC, Ltd.	1,407,257	1,979,219
IFCI, Ltd. (a)	1,218,600	423,362
India Cements, Ltd.	743,010	603,499
India Infoline, Ltd.	503,404	380,739
Indiabulls Housing Finance, Ltd.	546,282	1,595,522
Indiabulls Real Estate, Ltd.	576,179	496,984
Indian Hotels Co., Ltd.	828,708	634,718
Ipca Laboratories, Ltd.	82,942	947,795
Jain Irrigation Systems, Ltd.	312,720	289,468
Jaiprakash Associates, Ltd.	900,860	502,197
Jaiprakash Power Ventures, Ltd. (a)	904,353	221,014
JSW Energy, Ltd.	766,924	537,784
JSW Steel, Ltd.	173,621	2,023,522
Jubilant Foodworks, Ltd. (a)	77,536	1,432,010
LIC Housing Finance, Ltd.	315,667	947,682
Mahindra & Mahindra Financial Services, Ltd.	422,759	1,739,859
Manappuram Finance, Ltd.	530,164	122,792
MAX India, Ltd.	504,734	1,546,733
McLeod Russel India, Ltd.	154,968	621,060
Motherson Sumi Systems, Ltd.	409,592	1,504,443
Mphasis, Ltd.	114,974	805,764
Pipavav Defence & Offshore Engineering Co., Ltd. (a)	544,466	453,540
Piramal Healthcare, Ltd.	81,578	772,453
PTC India, Ltd.	531,962	394,691
Punj Lloyd, Ltd. (a)	733,756	268,983
Rajesh Exports, Ltd.	394,508	622,907
REI Agro, Ltd.	1,861,167	236,343
Reliance Capital, Ltd.	113,149	569,766
Reliance Infrastructure, Ltd.	154,437	913,967
Rolta India, Ltd.	309,123	274,288
Shree Renuka Sugars, Ltd.	831,992	253,830
Shriram Transport Finance Co., Ltd.	178,936	1,640,163
Sintex Industries, Ltd.	593,728	195,839
Strides Arcolab, Ltd.	95,711	1,315,615
Suzlon Energy, Ltd. (a)	1,668,002	174,513
Tata Chemicals, Ltd.	258,158	981,005
Tata Global Beverages, Ltd.	651,030	1,495,898
Tata Motors, Ltd. Class A	656,723	1,717,204
Thermax, Ltd.	73,130	684,517
Unitech, Ltd. (a)	1,938,819	486,215
United Phosphorus, Ltd.	851,549	1,970,240
Videocon Industries, Ltd. (a)	145,262	418,349
Voltas, Ltd.	597,496	705,294
Welspun Corp., Ltd.	450,167	214,999
Yes Bank, Ltd.	14,230	65,314

		58,801,794

INDONESIA — 3.3%
AKR Corporindo Tbk PT	3,008,000	1,039,033
Alam Sutera Realty Tbk PT	28,744,500	1,489,352
Aneka Tambang Persero Tbk PT	2,477,500	303,804
Bakrie and Brothers Tbk PT (a)(e)	137,393,250	415,265
Bakrieland Development Tbk PT (a)(e)	62,151,500	241,521
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,818,000	763,057
Bank Tabungan Negara Tbk PT	7,149,186	574,157
Bisi International PT	2,706,000	142,544
Bumi Resources Tbk PT (a)	20,103,500	789,904
Bumi Serpong Damai PT	8,917,500	1,108,912
BW Plantation Tbk PT	4,682,500	323,489
Ciputra Development Tbk PT	17,963,000	1,520,185
Citra Marga Nusaphala Persada Tbk PT (a)	896,500	247,737
Energi Mega Persada Tbk PT (a)	53,783,500	399,428
Erajaya Swasembada Tbk PT (a)	1,641,500	202,707
Gajah Tunggal Tbk PT	3,184,500	639,375
Garda Tujuh Buana Tbk PT (a)	1,494,000	144,497
Garuda Indonesia Tbk PT (a)	15,327,000	661,788
Harum Energy Tbk PT	1,504,000	350,674
Indah Kiat Pulp & Paper Corp. Tbk PT (a)	4,051,500	423,343
Indika Energy Tbk PT	3,588,500	229,317
Intiland Development Tbk PT	9,023,000	249,340
Japfa Comfeed Indonesia Tbk PT	8,889,500	1,067,047
Kawasan Industri Jababeka Tbk PT	42,506,908	917,679
Matahari Putra Prima Tbk PT	4,270,000	755,915
Medco Energi Internasional Tbk PT	2,793,500	633,242
Mitra Adiperkasa Tbk PT	1,546,500	828,005
MNC Investama Tbk PT	20,180,500	609,946

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

MNC Sky Vision Tbk PT (a)	2,511,000	$388,143
Modernland Realty Tbk PT (a)	4,781,000	293,136
Pakuwon Jati Tbk PT	30,468,900	749,882
Pembangunan Perumahan Persero PT Tbk	7,266,500	702,805
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	4,935,000	541,231
PT International Nickel Indonesia Tbk	3,452,000	670,725
Ramayana Lestari Sentosa Tbk PT	2,541,500	265,563
Sentul City Tbk PT (a)	20,897,500	369,947
Summarecon Agung Tbk PT	18,552,500	1,489,968
Surya Semesta Internusa Tbk PT	5,253,500	326,643
Timah Tbk PT	4,311,000	599,370
Trada Maritime Tbk PT (a)	14,612,000	1,968,456
Wijaya Karya Persero Tbk PT	236,000	39,130

		25,476,262

MALAYSIA — 5.3%
Aeon Co. M Bhd	309,500	1,462,279
Affin Holdings Bhd	446,200	600,957
Berjaya Corp. Bhd	4,686,000	841,022
Berjaya Sports Toto Bhd	1,421,753	1,792,730
Boustead Holdings Bhd	754,360	1,201,144
Bursa Malaysia Bhd	1,139,773	2,587,612
CapitaMalls Malaysia Trust	427,700	206,010
Carlsberg Brewery Malay Bhd	99,000	388,771
Dialog Group Bhd	2,933,520	2,285,977
DRB-Hicom Bhd	1,542,500	1,258,797
Eastern & Oriental Bhd	1,390,300	874,403
Gas Malaysia Bhd	338,600	366,700
HAP Seng Consolidated Bhd	1,570,900	1,127,751
IGB Corp. Bhd	3,872,567	3,089,024
KNM Group Bhd (a)	5,773,855	726,271
KPJ Healthcare Bhd	1,136,000	2,143,396
Magnum Bhd	1,776,500	1,782,223
Malaysia Building Society Bhd	1,637,000	1,381,117
Malaysian Bulk Carriers Bhd	812,400	458,603
Malaysian Resources Corp. Bhd	1,906,800	871,647
Media Prima Bhd	1,980,700	1,646,785
Oriental Holdings Bhd	302,300	819,859
OSK Holdings Bhd	1,258,000	636,815
Padini Holdings Bhd	598,300	323,058
Parkson Holdings Bhd	344,400	405,736
Pavilion Real Estate Investment Trust	825,200	344,308
POS Malaysia Bhd	847,400	1,403,884
Sunway Real Estate Investment Trust	5,137,600	2,238,194
TAN Chong Motor Holdings Bhd	1,030,500	1,982,278
Top Glove Corp. Bhd	999,700	1,929,165
UOA Development Bhd	1,942,400	1,322,942
Wah Seong Corp. Bhd	1,483,811	773,885
WCT Holdings Bhd	1,364,025	1,025,268

		40,298,611

MEXICO — 2.4%
Alsea SAB de CV	643,643	1,792,495
Axtel SAB de CV (a)(b)	2,620,261	794,215
Banregio Grupo Financiero SAB de CV (b)	341,036	1,924,387
Bolsa Mexicana de Valores SAB de CV (b)	913,446	2,183,735
Concentradora Fibra Hotelera Mexicana SA de CV	542,450	880,200
Consorcio ARA SAB de CV (a)	3,259,239	1,312,238
Corporacion GEO SAB de CV (a)(b)(e)	791,193	0
Desarrolladora Homex SAB de CV (a)	300,388	106,110
Empresas ICA SAB de CV (a)(b)	1,139,157	2,416,125
Grupo Aeroportuario del Centro Norte Sab de CV (a)	160,350	530,490
Grupo Simec SAB de CV, Series B (a)(b)	271,911	1,081,137
Inmuebles Carso SAB de CV (a)(b)	100,000	93,059
Megacable Holdings SAB de CV	54,799	175,673
Mexico Real Estate Management SA de CV (a)	987,610	1,673,807
TF Administradora Industrial S de RL de CV	585,520	1,153,804
TV Azteca SAB de CV (b)	3,808,272	2,143,712
Urbi Desarrollos Urbanos SA de CV (a)(b)(e)	679,159	0

		18,261,187

MOROCCO — 0.0% (d)
Alliances Developpement Immobilier SA	1,502	74,720
Holcim Maroc SA	680	116,017

		190,737

NETHERLANDS — 0.1%
AmRest Holdings SE (a)	17,594	546,730

PERU — 0.3%
Casa Grande SAA	14,487	46,367
Ferreyros SA	2,121,714	1,381,056
Luz del Sur SAA	244,599	811,020
Refineria La Pampilla SA Relapasa	1,792,190	251,359

		2,489,802

PHILIPPINES — 2.0%
Belle Corp. (a)	4,398,300	494,986
Cebu Air, Inc.	794,000	957,395
Cosco Capital, Inc. (a)	2,311,800	518,748
First Gen Corp.	1,522,900	584,116
First Philippine Holdings Corp.	504,900	868,558
GMA Holdings, Inc.	4,425,400	739,938
Manila Water Co., Inc.	1,665,800	1,080,819
Megaworld Corp.	43,353,000	3,245,999
Philex Petroleum Corp. (a)	247,300	53,845
Philippine National Bank (a)	593,490	1,191,342
Rizal Commercial Banking Corp.	620,020	647,931
Robinsons Land Corp.	2,624,000	1,241,488
Security Bank Corp.	497,920	1,499,249
Semirara Mining Corp.	231,140	1,274,084
SM Prime Holdings, Inc.	1	0
Union Bank of Philippines	195,420	547,571

		14,946,069

POLAND — 2.0%
Agora SA (a)	150,564	470,286
Alior Bank SA (a)	47,596	1,371,387
Asseco Poland SA	149,263	2,326,810

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Boryszew SA (a)	2,225,591	$406,403
Ciech SA (a)	72,108	542,398
Echo Investment SA (a)	392,455	841,110
Emperia Holding SA	37,003	847,578
Getin Noble Bank SA (a)	1,419,325	1,082,170
Globe Trade Centre SA (a)	378,559	878,029
Grupa Lotos SA (a)	106,446	1,254,914
Lubelski Wegiel Bogdanka SA	59,997	2,104,652
Netia SA (a)	858,904	1,348,271
Orbis SA	45,844	521,078
TVN SA	302,214	1,367,055

		15,362,141

RUSSIA — 1.2%
Aeroflot — Russian Airlines OJSC	557,500	937,070
Alliance Oil Co., Ltd. SDR (a)	154,365	1,161,505
CTC Media, Inc.	108,065	1,135,763
DIXY Group OJSC (a)	24,916	335,570
Mechel OAO, ADR (a)	195,660	628,069
Novorossiysk Commercial Sea Trade Port PJSC GDR	67,633	547,827
PIK Group GDR (a)	413,679	814,534
Russian Grids OAO (a)	30,825,171	904,133
Vsmpo-Avisma Corp.	14,378	2,599,169

		9,063,640

SINGAPORE — 0.5%
Asian Pay Television Trust	1,285,000	834,648
Bumitama Agri, Ltd. (b)	520,000	408,209
Nam Cheong, Ltd. (b)	3,992,000	890,823
Yanlord Land Group, Ltd. (b)	1,403,000	1,369,735

		3,503,415

SOUTH AFRICA — 9.6%
Acucap Properties, Ltd.	216,054	963,079
Adcock Ingram Holdings, Ltd.	367,501	2,503,261
AECI, Ltd.	144,703	1,718,247
Afgri, Ltd.	1,946,809	1,276,755
African Bank Investments, Ltd.	853,801	1,416,815
Aquarius Platinum, Ltd. (a)(b)	781,740	645,634
Aveng, Ltd.	653,643	1,584,786
AVI, Ltd.	156,243	929,191
Brait SE (a)(b)	307,008	1,304,145
Capital Property Fund	797,357	838,260
Clicks Group, Ltd. (b)	534,373	2,907,159
DataTec, Ltd.	631,886	3,735,277
Emira Property Fund	524,106	766,597
Famous Brands, Ltd.	61,575	611,849
Fountainhead Property Trust	1,131,717	885,019
Grindrod, Ltd.	1,251,501	3,098,984
Harmony Gold Mining Co., Ltd.	417,389	1,437,091
Hosken Consolidated Investments, Ltd.	191,578	2,497,772
Hyprop Investments, Ltd.	90,127	656,894
Illovo Sugar, Ltd.	241,484	767,854
Investec, Ltd.	358,235	2,348,306
JD Group, Ltd. (b)	521,039	1,620,521
JSE, Ltd. (b)	394,236	3,368,953
Lewis Group, Ltd. (b)	307,185	1,994,127
Merafe Resources, Ltd. (a)	6,213,506	388,971
Mondi, Ltd.	209,846	3,566,678
Mpact, Ltd.	340,073	904,946
Murray & Roberts Holdings, Ltd. (a)	564,497	1,542,533
Northam Platinum, Ltd. (a)	691,831	2,914,782
Omnia Holdings, Ltd.	58,133	1,166,790
Pick’ n Pay Holdings, Ltd. (b)	293,815	564,931
PPC, Ltd.	849,069	2,547,945
PSG Group, Ltd.	37,932	307,828
Resilient Property Income Fund, Ltd.	259,473	1,385,059
Reunert, Ltd.	388,794	2,807,082
SA Corporate Real Estate Fund	6,548,165	2,602,674
Sappi, Ltd. (a)	652,427	1,636,943
Sibanye Gold, Ltd.	870,935	1,090,427
Sun International, Ltd.	180,343	1,750,611
Super Group, Ltd. (a)	572,497	1,385,200
Telkom SA, Ltd. (a)	430,808	1,045,797
The Spar Group, Ltd.	112,033	1,349,239
Tongaat Hulett, Ltd.	147,061	1,754,576
Wilson Bayly Holmes-Ovcon, Ltd.	138,483	2,201,692

		72,791,280

TAIWAN — 29.4%
A-DATA Technology Co., Ltd.	388,000	1,064,254
Ability Enterprise Co., Ltd.	616,000	461,474
Accton Technology Corp. (b)	1,462,341	796,283
Adlink Technology, Inc. (b)	484,572	840,753
Advanced Ceramic X Corp.	166,642	755,235
Advanced International Multitech Co., Ltd.	396,000	431,934
AGV Products Corp. (a)	1,906,926	616,573
Alpha Networks, Inc.	1,001,348	646,861
Altek Corp.	903,309	695,041
AmTRAN Technology Co., Ltd.	1,425,717	949,932
Anpec Electronics Corp. (b)	494,000	354,206
Apex Biotechnology Corp.	470,915	1,212,048
Arcadyan Technology Corp.	249,718	346,279
Asia Optical Co., Inc. (a)	408,540	436,631
Asia Polymer (b)	667,588	559,955
Asrock, Inc.	171,000	571,986
Aten International Co., Ltd.	252,000	602,577
Bank of Kaohsiung	1,803,344	577,592
Basso Industry Corp. (b)	635,000	666,850
BES Engineering Corp.	2,931,356	876,423
Capital Securities Corp.	2,786,730	956,651
Career Technology Co., Ltd. (b)	440,726	459,105
Cathay No. 1 REIT	1,259,000	852,051
Cathay Real Estate Development Co., Ltd.	2,314,904	1,601,102
Chang Wah Electromaterials, Inc.	209,326	576,997
Charoen Pokphand Enterprise (b)	1,193,798	595,546
Cheng Loong Corp.	2,096,128	960,616
Cheng Uei Precision Industry Co., Ltd.	574,915	1,151,113
Chicony Electronics Co., Ltd.	757,950	1,889,299
Chien Kuo Construction Co., Ltd.	1,257,501	599,681
Chin-Poon Industrial Co.	870,000	1,594,819
China Bills Finance Corp.	3,203,394	1,240,534
China Chemical & Pharmaceutical Co., Ltd.	844,000	682,234
China Manmade Fibers Corp. (a)(b)	2,492,904	1,070,784

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

China Metal Products	200,000	$262,793
China Motor Corp.	987,000	891,294
China Petrochemical Development Corp.	1,976,575	972,678
China Steel Chemical Corp.	344,000	2,024,419
China Synthetic Rubber Corp.	1,071,452	1,020,103
Chipbond Technology Corp.	899,000	1,851,696
Chong Hong Construction Co., Ltd. (b)	420,622	1,422,606
Chroma ATE, Inc.	535,680	1,206,625
Chung Hung Steel Corp. (a)	978,239	289,829
Clevo Co.	943,265	1,837,591
CMC Magnetics Corp. (a)	3,773,719	662,414
Compal Communications, Inc.	407,000	598,793
Coretronic Corp.	601,420	508,523
CTCI Corp.	894,000	1,445,301
CyberTAN Technology, Inc. (b)	899,210	1,044,674
D-Link Corp. (b)	1,491,904	832,564
Danen Technology Corp. (a)(b)	403,816	185,744
Dynapack International Technology Corp.	102,000	288,748
E Ink Holdings, Inc. (a)(b)	890,000	529,780
Elan Microelectronics Corp. (b)	715,899	1,220,324
Elite Material Co., Ltd.	618,782	522,157
Elite Semiconductor Memory Technology, Inc. (a)	615,674	825,632
ENG Electric Co., Ltd.	338,086	289,866
Entie Commercial Bank	500,000	268,881
Entire Technology Co., Ltd. (a)(b)	219,942	249,943
Episil Technologies, Inc.	1,125,000	350,433
Epistar Corp. (a)	1,132,000	2,144,012
Eternal Chemical Co., Ltd.	1,184,990	1,001,953
Eva Airways Corp. (a)(b)	1,425,000	809,686
Evergreen Marine Corp., Ltd. (a)	1,470,000	870,058
Everlight Chemical Industrial Corp.	665,964	583,369
Everlight Electronics Co., Ltd.	721,503	1,320,165
Excelsior Medical Co., Ltd.	237,660	490,319
Far Eastern Department Stores, Ltd.	1,013,520	1,066,069
Far Eastern International Bank	3,532,562	1,415,797
Faraday Technology Corp.	784,976	870,809
Farglory Land Development Co., Ltd.	233,000	433,422
Feng Hsin Iron & Steel Co., Ltd.	692,270	1,217,507
Feng TAY Enterprise Co., Ltd.	605,816	1,454,762
FLEXium Interconnect, Inc. (b)	340,876	1,175,951
Forhouse Corp.	848,576	338,661
Formosa Epitaxy, Inc. (a)(b)	712,000	449,109
Formosa Taffeta Co., Ltd.	1,416,000	1,379,267
Formosan Rubber Group, Inc.	1,015,124	841,159
Formosan Union Chemical	1,881,200	887,569
FSP Technology, Inc.	531,184	510,218
G Tech Optoelectronics Corp. (b)	182,000	363,791
Gemtek Technology Corp.	652,234	671,713
GeoVision, Inc.	180,474	958,312
Gigabyte Technology Co., Ltd.	463,000	450,206
Gigastorage Corp. (a)(b)	700,114	445,163
Gintech Energy Corp. (a)	510,806	506,193
Global Unichip Corp. (a)(b)	180,669	532,224
Gloria Material Technology Corp.	636,913	477,141
Goldsun Development & Construction Co., Ltd.	2,372,041	938,644
Grand Pacific Petrochemical	2,037,000	1,446,782
Grape King, Inc.	375,000	1,731,238
Great Wall Enterprise Co. (b)	1,182,129	1,023,523
HannStar Display Corp. (a)	2,609,237	1,067,804
Hermes Microvision, Inc.	52,000	1,512,497
Hey Song Corp.	1,175,694	1,236,652
Highwealth Construction Corp.	741,400	1,634,906
Himax Technologies, Inc. ADR (b)	131,970	1,319,700
Hiwin Technologies Corp. (b)	192,730	1,290,646
Ho Tung Chemical Corp. (b)	2,344,031	1,070,261
Hong TAI Electric Industrial	1,250,000	396,134
Huaku Development Co., Ltd.	418,260	1,225,059
Huang Hsiang Construction Co.	408,484	856,563
I-Sheng Electric Wire & Cable Co., Ltd.	520,000	745,696
Ibase Technology, Inc.	446,910	553,215
ITE Technology, Inc.	455,000	320,087
J Touch Corp. (a)(b)	250,121	217,408
Jess-Link Products Co., Ltd.	437,974	379,211
Jih Sun Financial Holdings Co., Ltd.	2,037,888	578,965
KEE TAI Properties Co., Ltd.	1,407,076	951,788
Kenda Rubber Industrial Co., Ltd.	737,016	1,478,170
Kerry TJ Logistics Co., Ltd. (b)	914,000	1,191,690
King Yuan Electronics Co., Ltd.	2,109,656	1,452,007
King’s Town Bank	1,960,000	1,667,197
Kinpo Electronics	2,707,371	1,043,867
Kinsus Interconnect Technology Corp.	379,030	1,333,213
Kuoyang Construction Co., Ltd.	1,023,000	695,448
KYE Systems Corp.	670,000	286,654
LCY Chemical Corp.	1,030,862	1,303,962
Lien Hwa Industrial Corp.	1,503,651	963,716
Lingsen Precision Industries, Ltd.	1,282,694	683,276
Long Bon International Co., Ltd. (b)	948,000	698,968
Longwell Co.	585,000	543,114
Lumax International Corp., Ltd. (b)	318,358	752,637
Lung Yen Life Service Corp.	274,000	833,111
Macronix International Co., Ltd. (a)(b)	5,192,170	1,264,370
Makalot Industrial Co., Ltd.	403,000	2,024,064
Masterlink Securities Corp.	1,880,472	608,656
Mercuries & Associates, Ltd.	639,835	473,920
Merida Industry Co., Ltd.	294,950	1,915,325
Micro-Star International Co., Ltd.	1,213,000	777,433
Microbio Co., Ltd.	683,723	779,297
Mirle Automation Corp.	834,195	671,486
Mitac Holdings Corp. (a)	979,999	808,739
Motech Industries, Inc. (a)	418,885	718,283
Nan Kang Rubber Tire Co., Ltd.	1,121,204	1,351,876
Nantex Industry Co., Ltd.	923,348	665,178
Neo Solar Power Corp. (a)(b)	561,064	569,281
Newmax Technology Co., Ltd. (a)	110,232	415,695
Nien Hsing Textile Co., Ltd.	494,938	481,262
Oriental Union Chemical Corp.	1,130,500	1,131,762
Pan-International Industrial Co., Ltd.	628,771	515,700
PC Home Online	188,845	1,085,793
Phison Electronics Corp.	195,837	1,410,805
Phytohealth Corp. (a)	411,511	583,161

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

PixArt Imaging, Inc.	199,060	$399,911
Portwell, Inc.	536,000	485,839
Powertech Technology, Inc. (b)	789,000	1,483,695
President Securities Corp.	1,674,850	940,322
Prime Electronics Satellitics, Inc.	759,803	624,453
Prince Housing Development Corp.	1,940,629	1,102,667
Promate Electronic Co., Ltd.	812,000	801,921
Qisda Corp. (a)	2,573,641	600,606
Radiant Opto-Electronics Corp.	556,331	1,985,082
Radium Life Tech Co., Ltd. (b)	1,134,007	983,775
Realtek Semiconductor Corp. (b)	760,053	1,855,982
RichTek Technology Corp. (b)	172,477	825,430
Ritek Corp. (a)(b)	4,438,596	773,118
Ruentex Industries, Ltd. (b)	873,767	2,189,811
Sampo Corp.	2,625,527	864,017
Sanyang Industry Co., Ltd.	1,505,945	2,167,212
ScinoPharm Taiwan, Ltd.	335,844	993,890
Senao International Co., Ltd.	221,911	705,504
Sercomm Corp.	587,000	830,857
Shih Wei Navigation Co., Ltd.	718,654	521,363
Shin Zu Shing Co., Ltd.	90,000	198,465
Shinkong Insurance Co., Ltd. (b)	834,841	618,359
Shinkong Synthetic Fibers Corp.	2,898,796	990,220
Sigurd Microelectronics Corp.	987,694	948,710
Silicon Integrated Systems Corp. (a)	1,102,000	355,941
Silicon Motion Technology Corp. ADR	53,884	703,725
Simplo Technology Co., Ltd.	421,129	2,043,901
Sinbon Electronics Co., Ltd.	754,000	886,174
Sinmag Bakery Machine Corp.	172,316	743,068
Sino-American Silicon Products, Inc. (a)	568,058	758,896
Sinon Corp. (b)	1,878,662	962,618
Sinphar Pharmaceutical Co., Ltd.	474,136	865,943
Sintek Photronic Corp. (a)	993,000	347,602
Sinyi Realty Co.	782,477	1,357,631
Soft-World International Corp.	230,848	562,930
Solar Applied Materials Technology Corp.	541,090	479,472
Solartech Energy Corp. (a)(b)	419,091	296,243
St. Shine Optical Co., Ltd.	115,000	3,166,030
Standard Foods Corp.	655,192	1,963,338
Sunonwealth Electric Machine Industry Co., Ltd.	73,000	41,479
Systex Corp. (a)	624,000	1,027,795
TA Chen Stainless Pipe (a)	551,200	258,197
Ta Chong Bank Co., Ltd. (a)	3,064,496	1,035,422
Taichung Commercial Bank	3,150,760	1,108,259
Taiflex Scientific Co., Ltd.	442,725	733,707
Tainan Enterprises Co., Ltd.	427,000	493,909
Tainan Spinning Co., Ltd.	2,113,573	1,301,012
Taisun Enterprise Co., Ltd. (a)(b)	1,496,549	693,433
Taiwan Acceptance Corp. (b)	508,000	1,293,753
Taiwan Business Bank (a)	5,611,316	1,677,682
Taiwan Cogeneration Corp.	1,533,469	964,674
Taiwan Fire & Marine Insurance Co.	791,004	591,240
Taiwan Hon Chuan Enterprise Co., Ltd.	441,027	957,619
Taiwan Land Development Corp. (a)(b)	2,087,831	783,810
Taiwan Life Insurance Co., Ltd. (a)	591,025	456,757
Taiwan Secom Co., Ltd.	471,726	1,129,577
Taiwan Surface Mounting Technology Co., Ltd.	458,122	676,329
Taiyen Biotech Co., Ltd.	1,047,000	917,148
Tatung Co., Ltd. (a)	3,802,691	995,462
Teco Electric & Machinery Co., Ltd.	2,877,838	3,046,516
Test-Rite International Co.	648,896	490,507
Thye Ming Industrial Co., Ltd.	781,218	871,925
Ton Yi Industrial Corp. (b)	470,000	435,553
Tong Hsing Electronic Industries, Ltd.	224,327	1,111,506
Tong Yang Industry Co., Ltd.	832,872	1,249,294
Topco Scientific Co., Ltd.	436,393	727,641
Transcend Information, Inc.	408,484	1,286,227
Tripod Technology Corp.	763,353	1,487,102
TSRC Corp.	996,170	1,778,935
TTY Biopharm Co., Ltd.	313,885	1,157,150
Tung Ho Steel Enterprise Corp.	1,218,258	1,077,466
Tung Thih Electronic Co., Ltd.	271,893	773,369
TXC Corp.	625,120	835,128
U-Ming Marine Transport Corp. (b)	721,000	1,309,490
Unimicron Technology Corp.	1,207,000	1,028,728
Unity Opto Technology Co., Ltd. (a)	613,307	526,871
Unizyx Holding Corp. (a)	1,364,694	671,570
UPC Technology Corp.	1,753,914	830,480
USI Corp.	1,688,318	1,199,130
Ve Wong Corp.	649,604	495,436
Via Technologies, Inc. (a)	630,031	532,715
Visual Photonics Epitaxy Co., Ltd.	526,162	557,002
Wafer Works Corp. (a)(b)	436,983	232,037
Wah Hong Industrial Corp.	268,083	287,423
Walsin Lihwa Corp. (a)	4,983,000	1,521,848
Wan Hai Lines, Ltd.	1,802,320	1,033,224
Waterland Financial Holdings Co., Ltd.	4,198,497	1,434,194
Wei Chuan Food Corp.	759,899	1,482,943
Weikeng Industrial Co., Ltd.	810,628	575,750
Winbond Electronics Corp. (a)	4,754,730	1,286,496
Wintek Corp. (a)(b)	1,963,859	810,332
Wistron NeWeb Corp.	454,697	979,612
WUS Printed Circuit Co., Ltd.	1,087,000	485,284
Yageo Corp.	1,428,700	507,368
Yang Ming Marine Transport Corp. (a)(b)	2,033,788	932,047
Yieh Phui Enterprise Co., Ltd. (a)	2,450,487	782,379
Young Fast Optoelectronics Co., Ltd.	239,959	306,370
Young Optics, Inc.	191,242	424,953
Yuen Foong Yu Paper Manufacturing Co., Ltd.	3,087,941	1,545,694
Yungtay Engineering Co., Ltd.	693,000	1,821,155
Zenitron Corp.	803,348	506,728
Zinwell Corp.	602,674	687,937

		224,282,830

THAILAND — 4.7%
Bangkok Expressway PCL, NVDR	1,099,000	1,212,132
Bangkokland PCL, NVDR	23,246,800	1,129,640
Berli Jucker PLC, NVDR	667,700	944,556

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Bumrungrad Hospital PCL	451,400	$1,183,338
Central Plaza Hotel PCL, NVDR	716,400	876,033
Delta Electronics Thai PCL, NVDR	574,800	905,016
Dynasty Ceramic PCL	333,900	595,106
Esso Thailand PCL, NVDR	1,544,300	320,906
Hana Microelectronics PCL	3,161,184	2,334,506
Hemaraj Land and Development PCL, NVDR	9,850,200	976,203
IRPC PCL, NVDR	9,415,400	945,152
Jasmine International PCL, NVDR	8,962,700	2,363,883
Kiatnakin Bank PCL, NVDR	784,300	1,065,625
LPN Development PCL, ADR	1,391,500	911,949
MBK PCL, NVDR	95,800	471,650
MK Restaurants Group PCL, NVDR (a)	1,138,300	1,701,264
Precious Shipping PCL	628,200	373,546
Pruksa Real Estate PCL	731,000	455,707
Pruksa Real Estate PCL, NVDR	1,043,100	650,270
Robinson Department Store PCL, NVDR	567,900	862,380
Siam Global House PCL, NVDR	1,063,693	605,298
Sino Thai Engineering & Construction PCL, NVDR	1,319,800	957,783
Sri Trang Agro-Industry PCL, NVDR	772,100	320,886
Supalai PCL, NVDR	775,700	391,818
Thai Airways International PCL, NVDR	1,366,100	869,098
Thai Stanley Electric PCL, NVDR	87,400	614,706
Thai Tap Water Supply PCL	2,632,900	841,720
Thai Union Frozen Products PCL, NVDR	810,300	1,321,141
Thai Vegetable Oil PCL, NVDR	720,600	416,971
Thaicom PCL, NVDR	1,075,900	1,203,852
Thanachart Capital PCL	3,230,964	3,460,272
Thoresen Thai Agencies PCL (a)	3,793,225	2,085,789
Tisco Financial Group PCL	495,103	597,511
Tisco Financial Group PCL, NVDR	167,270	201,868
VGI Global Media PCL, NVDR	2,944,000	1,110,588
WHA Corp. PCL, NVDR	555,800	728,510

		36,006,673

TURKEY — 2.7%
Akfen Holding AS (a)	154,790	322,918
Albaraka Turk Katilim Bankasi (a)	2,660,164	2,196,146
Asya Katilim Bankasi AS (a)	1,314,140	1,240,827
Aygaz AS	194,289	868,266
Dogan Sirketler Grubu Holdings AS (a)	1,590,499	691,915
Dogan Yayin Holding AS (a)	1,510,360	500,255
GSD Holding (a)	776,541	472,178
Ihlas Holding (a)	1,167,294	444,332
Is Finansal Kiralama AS (a)	343,265	154,421
Izmir Demir Celik Sanayi AS (a)	228,069	254,807
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (a)	2,148,166	1,200,004
Koza Anadolu Metal Madencilik Isletmeleri AS (a)	210,208	428,137
NET Holding AS	446,003	529,158
Pegasus Hava Tasimaciligi AS (a)	65,467	1,080,949
Petkim Petrokimya Holding AS (a)(b)	1,816,032	2,441,905
Sekerbank TAS (a)	1,574,474	1,463,288
Sinpas Gayrimenkul Yatirim Ortakligi AS	694,565	363,961
TAV Havalimanlari Holding AS	268,285	1,889,938
Tekfen Holding AS	235,139	531,223
Torunlar Gayrimenkul Yatirim Ortakligi AS	319,891	536,090
Turkiye Sinai Kalkinma Bankasi AS (b)	1,198,379	1,060,434
Ulker Biskuvi Sanayi AS	312,167	2,129,621

		20,800,773

UNITED ARAB EMIRATES — 0.1%
Exillon Energy PLC (a)	124,906	420,727

UNITED STATES — 0.1%
WNS Holdings, Ltd. ADR (a)	33,985	721,162

TOTAL COMMON STOCKS —
(Cost $868,524,756)		758,662,117

WARRANTS — 0.0% (d)
MALAYSIA — 0.0% (d)
Malaysian Resources Corp. Bhd (expiring 09/16/18) (a) (Cost $69,953)	635,600	50,700

SHORT TERM INVESTMENTS — 5.5%
UNITED STATES — 5.5%
MONEY MARKET FUNDS — 5.5%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	32,762,843	32,762,843
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)	9,061,414	9,061,414

TOTAL SHORT TERM INVESTMENTS —
(Cost $41,824,257)		41,824,257

TOTAL INVESTMENTS — 105.1%
(Cost $910,418,966)		800,537,074
OTHER ASSETS & LIABILITIES — (5.1)%		(39,071,022)

NET ASSETS — 100.0%		$761,466,052

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (Note 2)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipt

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 6.7%
Abacus Property Group (a)	324,652	$686,059
Astro Japan Property Group (a)	91,514	295,217
BGP Holdings PLC (b)	1,313,937	0
Bunnings Warehouse Property Trust (a)	590,013	1,257,856
CFS Retail Property Trust Group (a)	2,809,656	5,254,335
Charter Hall Retail REIT	324,327	1,140,265
Commonwealth Property Office Fund (a)	2,370,884	2,527,259
Dexus Property Group	5,593,061	5,255,938
Goodman Group	1,800,180	8,214,297
GPT Group (a)	1,937,939	6,306,000
Investa Office Fund	746,187	2,058,280
Westfield Group	2,378,526	24,486,678
Westfield Retail Trust	3,568,945	9,911,307

		67,393,491

AUSTRIA — 0.8%
Atrium European Real Estate, Ltd.	205,523	1,163,737
CA Immobilien Anlagen AG (c)	84,523	1,227,669
IMMOFINANZ AG (a)(c)	1,261,402	5,510,095

		7,901,501

BELGIUM — 0.4%
Befimmo Sicafi S.C.A.	21,381	1,482,720
Cofinimmo	18,757	2,198,557

		3,681,277

BRAZIL — 0.5%
BR Malls Participacoes SA	543,026	4,903,224

CANADA — 4.9%
Artis REIT	74,835	1,034,542
Boardwalk REIT	31,138	1,745,170
Brookfield Asset Management, Inc. (Class A)	676,739	25,373,598
Brookfield Office Properties, Inc. (a)(d)	141,651	2,701,284
Brookfield Office Properties, Inc. (a)(d)	152,004	2,919,116
Calloway REIT	68,127	1,613,865
Canadian Apartment Properties REIT	62,746	1,249,548
Canadian REIT	40,771	1,609,580
Chartwell Retirement Residences	98,606	968,889
Crombie Real Estate Investment Trust	30,300	378,197
First Capital Realty, Inc. (a)	112,463	1,852,319
H&R REIT	153,816	3,170,893
RioCan REIT	175,035	4,137,903

		48,754,904

CHINA — 1.3%
Hongkong Land Holdings, Ltd.	1,400,000	9,240,000
Kerry Properties, Ltd.	873,135	3,721,026

		12,961,026

FRANCE — 4.3%
Fonciere Des Regions (a)	52,180	4,330,540
Gecina SA (a)	31,195	3,991,731
Klepierre	116,133	5,038,373
Mercialys SA	67,117	1,345,532
Unibail-Rodamco SE	115,877	28,767,571

		43,473,747

HONG KONG — 3.9%
Champion REIT	3,099,462	1,414,814
Hang Lung Group, Ltd.	1,008,996	5,386,412
Hang Lung Properties, Ltd.	2,711,018	9,228,819
Hysan Development Co., Ltd.	829,731	3,696,538
Prosperity REIT	1,436,000	442,550
The Link REIT	2,753,682	13,510,712
Wheelock & Co., Ltd.	965,016	5,120,521

		38,800,366

ITALY — 0.1%
Beni Stabili SpA (a)	1,046,496	650,923

JAPAN — 10.9%
Activia Properties, Inc.	225	1,951,338
Aeon Mall Co., Ltd.	136,500	4,053,615
Daibiru Corp.	71,800	838,551
Daiwa Office Investment Corp. (a)	270	1,279,491
Frontier Real Estate Investment Corp.	272	2,808,010
Fukuoka REIT Corp.	149	1,228,443
Global One Real Estate Investment Co., Ltd.	116	695,113
Hankyu REIT, Inc.	109	656,499
Heiwa Real Estate Co., Ltd. (a)	45,000	827,312
Hulic Co., Ltd. (a)	451,300	6,751,678
Japan Excellent, Inc. (a)	268	1,745,243
Japan Prime Realty Investment Corp.	890	3,129,172
Japan Real Estate Investment Corp. (a)	707	8,271,450
Japan Retail Fund Investment Corp. (a)	2,351	4,844,558
Kenedix Realty Investment Corp.	295	1,452,076
Mitsui Fudosan Co., Ltd.	1,053,000	35,359,338
Mori Hills REIT Investment Corp. (a)	279	1,930,609
Mori Trust Sogo REIT, Inc. (a)	203	1,942,594
Nippon Building Fund, Inc.	826	10,269,758
Nomura Real Estate Office Fund, Inc.	434	2,233,580
NTT Urban Development Corp.	132,900	1,743,106
Orix JREIT, Inc.	1,732	2,204,604
Premier Investment Corp.	200	913,121
Tokyu Land Corp. (a)(c)	525,000	5,462,675
Tokyu REIT, Inc. (a)	227	1,443,547
Top REIT, Inc.	162	816,397
United Urban Investment Corp.	2,805	4,287,898

		109,139,776

NETHERLANDS — 1.0%
Corio NV	116,881	5,038,390
Eurocommercial Properties NV	43,192	1,750,206
VastNed Retail NV	23,155	986,076
Wereldhave NV	26,341	1,911,902

		9,686,574

NEW ZEALAND — 0.4%
Argosy Property, Ltd.	957,312	745,518

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Goodman Property Trust	1,235,975	$1,050,033
Kiwi Income Property Trust	1,181,874	1,068,055
Precinct Properties	1,015,234	837,133

		3,700,739

PHILIPPINES — 0.7%
Ayala Land, Inc.	6,732,600	4,213,674
SM Prime Holdings, Inc.	9,083,600	3,342,197

		7,555,871

SINGAPORE — 3.7%
Ascendas REIT	2,431,969	4,419,119
Cambridge Industrial Trust	1,300,103	694,217
CapitaCommercial Trust (a)	2,651,682	3,064,307
CapitaLand, Ltd.	2,989,500	7,362,068
CapitaMall Trust	3,106,860	4,853,115
Frasers Commercial Trust (a)	598,412	600,916
Global Logistic Properties, Ltd.	3,612,000	8,319,331
Guocoland, Ltd. (a)	432,999	724,684
Mapletree Logistics Trust	1,796,194	1,531,721
Singapore Land, Ltd. (a)	93,000	644,088
Starhill Global REIT	1,616,524	1,024,217
Suntec REIT (a)	2,679,274	3,491,224
United Industrial Corp., Ltd.	308,000	748,675

		37,477,682

SOUTH AFRICA — 0.7%
Capital Property Fund	1,952,796	2,052,971
Fountainhead Property Trust	1,459,280	1,141,178
Growthpoint Properties, Ltd.	1,093,743	2,678,998
SA Corporate Real Estate Fund	1,660,273	659,902
Sycom Property Fund	178,361	459,560

		6,992,609

SPAIN — 0.0% (e)
Martinsa-Fadesa SA (b)(c)(f)	178	0

SWEDEN — 0.9%
Castellum AB	209,019	2,982,453
Fabege AB	170,835	1,888,385
Great Portland Estates PLC	408,032	3,561,532
Kungsleden AB	166,025	1,108,884

		9,541,254

SWITZERLAND — 0.9%
PSP Swiss Property AG (c)	45,735	3,970,359
Swiss Prime Site AG (c)	72,675	5,621,915

		9,592,274

THAILAND — 0.2%
Central Pattana PCL	1,639,300	2,305,921

UNITED KINGDOM — 5.5%
Big Yellow Group PLC	157,256	1,120,505
British Land Co. PLC	1,188,240	11,112,456
Capital & Counties Properties PLC	785,841	4,263,177
Derwent London PLC	101,649	3,899,618
Grainger PLC	505,971	1,432,257
Hammerson PLC	847,954	6,879,612
Intu Properties PLC	811,909	4,221,838
Land Securities Group PLC	929,436	13,832,125
Segro PLC	881,226	4,423,875
Shaftesbury PLC	305,581	2,919,660
Workspace Group PLC	128,216	942,653

		55,047,776

UNITED STATES — 51.9%
Acadia Realty Trust	67,046	1,654,695
Alexandria Real Estate Equities, Inc.	85,641	5,468,178
American Campus Communities, Inc.	124,513	4,252,119
American Homes 4 Rent (Class A) (c)	53,900	870,485
Apartment Investment & Management Co. (Class A)	173,457	4,846,389
Ashford Hospitality Trust, Inc.	87,880	1,084,439
Associated Estates Realty Corp. (a)	61,222	912,820
AvalonBay Communities, Inc.	144,977	18,425,127
BioMed Realty Trust, Inc.	226,391	4,208,609
Boston Properties, Inc.	181,589	19,411,864
Brandywine Realty Trust	185,540	2,445,417
BRE Properties, Inc.	91,689	4,654,134
Camden Property Trust	101,403	6,230,200
CBL & Associates Properties, Inc.	202,468	3,867,139
Cedar Realty Trust, Inc.	70,412	364,734
Colonial Properties Trust	96,691	2,174,581
CommonWealth REIT	132,036	2,892,909
Corporate Office Properties Trust	104,208	2,407,205
Cousins Properties, Inc.	204,359	2,102,854
CubeSmart	151,740	2,707,042
DCT Industrial Trust, Inc.	381,624	2,743,877
DDR Corp. (a)	307,746	4,834,690
DiamondRock Hospitality Co.	237,528	2,534,424
Digital Realty Trust, Inc. (a)	152,845	8,116,069
Douglas Emmett, Inc.	154,071	3,616,046
Duke Realty Corp.	390,934	6,036,021
DuPont Fabros Technology, Inc. (a)	78,258	2,016,709
EastGroup Properties, Inc. (a)	36,733	2,174,961
Education Realty Trust, Inc.	141,478	1,287,450
Equity Lifestyle Properties, Inc.	95,112	3,249,977
Equity One, Inc.	75,285	1,645,730
Equity Residential	399,125	21,381,126
Essex Property Trust, Inc.	45,283	6,688,299
Extra Space Storage, Inc.	125,918	5,760,748
Federal Realty Investment Trust	78,205	7,933,897
FelCor Lodging Trust, Inc. (a)(c)	140,407	864,907
First Industrial Realty Trust, Inc.	118,849	1,933,673
First Potomac Realty Trust (a)	69,684	875,928
Forest City Enterprises, Inc. (Class A) (c)	187,192	3,545,416
Franklin Street Properties Corp. (a)	108,192	1,378,366
General Growth Properties, Inc.	657,240	12,678,160
Glimcher Realty Trust	175,631	1,712,402
HCP, Inc.	542,549	22,217,382
Health Care REIT, Inc.	341,782	21,320,361
Healthcare Realty Trust, Inc.	116,121	2,683,556
Hersha Hospitality Trust	219,815	1,228,766
Highwoods Properties, Inc.	106,609	3,764,364
Home Properties, Inc. (a)	68,189	3,937,915
Hospitality Properties Trust	166,036	4,698,819
Host Hotels & Resorts, Inc.	893,676	15,791,255
Inland Real Estate Corp.	105,305	1,077,270
Kilroy Realty Corp.	96,399	4,815,130
Kimco Realty Corp.	487,829	9,844,389

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Kite Realty Group Trust (a)	107,445	$637,149
LaSalle Hotel Properties	116,063	3,310,117
Liberty Property Trust	171,836	6,117,362
LTC Properties, Inc.	41,617	1,580,614
Mack-Cali Realty Corp. (a)	101,485	2,226,581
Mid-America Apartment Communities, Inc.	50,652	3,165,750
Parkway Properties, Inc.	51,460	914,444
Pebblebrook Hotel Trust (a)	74,678	2,144,005
Pennsylvania Real Estate Investment Trust	81,142	1,517,355
Piedmont Office Realty Trust, Inc. (Class A)	198,771	3,450,665
Post Properties, Inc.	66,348	2,986,987
ProLogis	594,391	22,360,989
PS Business Parks, Inc.	21,907	1,634,700
Public Storage	172,299	27,662,604
Ramco-Gershenson Properties Trust	73,529	1,133,082
Regency Centers Corp.	109,670	5,302,545
Rouse Properties, Inc. (a)	29,502	607,151
Saul Centers, Inc.	16,242	751,193
Senior Housing Properties Trust	223,582	5,218,404
Simon Property Group, Inc.	370,189	54,873,115
SL Green Realty Corp.	109,492	9,727,269
Sovran Self Storage, Inc.	38,283	2,897,257
Sun Communities, Inc. (a)	40,185	1,712,685
Sunstone Hotel Investors, Inc.	192,836	2,456,731
Tanger Factory Outlet Centers, Inc.	112,085	3,659,575
Taubman Centers, Inc.	75,881	5,107,550
The Macerich Co.	168,132	9,489,370
UDR, Inc.	298,391	7,071,867
Universal Health Realty Income Trust	16,115	674,735
Ventas, Inc.	349,563	21,498,124
Vornado Realty Trust	207,201	17,417,316
Washington Real Estate Investment Trust (a)	80,801	2,041,841
Weingarten Realty Investors (a)	133,212	3,907,108

		520,625,263

TOTAL COMMON STOCKS —
(Cost $934,797,600)		1,000,186,198

SHORT TERM INVESTMENTS — 4.5%
UNITED STATES — 4.5%
MONEY MARKET FUNDS — 4.5%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	36,032,319	36,032,319
State Street Institutional Liquid Reserves Fund 0.06% (h)(i)	8,826,471	8,826,471

TOTAL SHORT TERM INVESTMENTS —
(Cost $44,858,790)		44,858,790

TOTAL INVESTMENTS — 104.2%
(Cost $979,656,390)		1,045,044,988
OTHER ASSETS & LIABILITIES — (4.2)%		(41,667,598)

NET ASSETS — 100.0%		$1,003,377,390

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Company has filed for insolvency.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(i)	The rate shown is the annualized seven-day yield at period end.
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 1.8%
Aristocrat Leisure, Ltd. (a)	12,952	$55,952
Crown, Ltd.	11,725	170,482
Fairfax Media, Ltd. (a)	55,225	27,626
Tatts Group, Ltd.	33,492	97,082

		351,142

BELGIUM — 0.3%
S.A. D’Ieteren NV	1,152	53,503

CANADA — 4.6%
Canadian Tire Corp., Ltd. (Class A)	1,583	140,497
Gildan Activewear, Inc.	1,922	89,378
Magna International, Inc. (Class A)	2,849	235,453
Shaw Communications, Inc. (Class B) (a)	5,243	122,009
Thomson Reuters Corp. (a)	5,244	183,762
Tim Hortons, Inc.	1,759	102,231

		873,330

FINLAND — 0.5%
Nokian Renkaat Oyj (a)	1,406	71,447
Sanoma Oyj	3,575	29,859

		101,306

FRANCE — 9.7%
Accor SA	2,066	85,969
Christian Dior SA	474	93,004
Compagnie Generale des Etablissements Michelin	2,095	232,459
Groupe Fnac (b)	99	2,644
Havas SA	8,616	67,389
Hermes International	245	88,251
Kering	887	198,894
Lagardere SCA	1,633	53,063
LVMH Moet Hennessy Louis Vuitton SA	2,314	456,070
Peugeot SA (a)(b)	3,418	56,215
Publicis Groupe SA	1,319	105,021
Renault SA	1,983	158,185
Sodexo	1,476	137,801
Valeo SA	1,186	101,335

		1,836,300

GERMANY — 10.7%
Adidas AG	2,322	252,020
Bayerische Motoren Werke AG	3,297	354,673
Continental AG	677	114,828
Daimler AG	8,426	657,206
Kabel Deutschland Holding AG (a)	381	48,480
Porsche Automobil Holding SE Preference Shares	972	84,997
ProSiebenSat.1 Media AG	1,455	61,844
TUI AG (a)(b)	3,433	43,887
Volkswagen AG	464	105,300
Volkswagen AG Preference Shares	1,296	305,692

		2,028,927

HONG KONG — 3.8%
Esprit Holdings, Ltd.	16,182	25,916
Galaxy Entertainment Group, Ltd. (b)	16,000	112,235
Giordano International, Ltd. (a)	100,000	91,165
Li & Fung, Ltd. (a)	78,000	113,452
Sands China, Ltd.	30,400	187,963
Shangri-La Asia, Ltd.	20,500	33,941
SJM Holdings, Ltd.	30,000	84,331
Wynn Macau, Ltd. (a)	19,600	66,849

		715,852

ITALY — 1.4%
Fiat SpA (b)	9,115	72,674
Gtech Spa	3,015	86,278
Mediaset SpA (b)	10,310	41,868
Pirelli & C. SpA (a)	4,404	57,379

		258,199

JAPAN — 34.2%
Aisin Seiki Co., Ltd.	2,900	123,684
Aoyama Trading Co., Ltd.	5,000	136,357
Asics Corp.	1,000	17,243
Benesse Holdings, Inc.	2,000	72,764
Bookoff Corp.	1,900	13,012
Bridgestone Corp.	7,900	287,822
Can Do Co., Ltd.	1,000	17,508
Casio Computer Co., Ltd.	4,900	45,342
Denso Corp.	3,900	182,033
Dentsu, Inc.	3,900	148,250
Fast Retailing Co., Ltd.	988	371,035
Fuji Corp., Ltd.	3,900	28,020
Fuji Heavy Industries, Ltd.	10,000	276,178
GLOBERIDE, Inc.	10,000	14,675
Gunze, Ltd.	19,000	51,699
Haseko Corp. (b)	2,100	15,045
Honda Motor Co., Ltd.	13,600	517,666
Isetan Mitsukoshi Holdings, Ltd.	6,600	97,798
Isuzu Motors, Ltd.	20,000	131,669
Kappa Create Holdings Co., Ltd.	500	9,580
Kyoritsu Maintenance Co., Ltd.	600	24,611
Mazda Motor Corp. (b)	23,000	102,431
Mitsubishi Motors Corp. (b)	3,900	43,084
Namco Bandai Holdings, Inc.	4,900	91,633
Nikon Corp.	4,900	85,541
Nissan Motor Co., Ltd.	19,200	192,538
Nitori Holding Co., Ltd.	50	4,586
Oriental Land Co., Ltd.	600	99,180
Panasonic Corp.	17,000	164,240
PARIS MIKI HOLDINGS, Inc.	5,000	24,510
Pioneer Corp. (b)	4,000	6,889
Rakuten, Inc.	7,900	119,557
Resorttrust, Inc.	5,000	179,363
Ringer Hut Co., Ltd.	1,600	22,958
Sanrio Co., Ltd.	600	36,871
Sanyo Housing Nagoya Co., Ltd.	2,100	24,076
Sega Sammy Holdings, Inc.	900	25,948
Sekisui Chemical Co., Ltd.	10,000	101,707
Sekisui House, Ltd.	10,000	134,318
Sharp Corp. (b)	10,000	36,688
Shimano, Inc.	2,000	178,752
Sony Corp.	8,900	190,290
Stanley Electric Co., Ltd.	3,000	63,745
Suminoe Textile Co., Ltd.	9,000	23,113
Sumitomo Forestry Co., Ltd.	8,600	93,252
Suzuki Motor Corp.	4,600	110,259

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Tact Home Co., Ltd.	10	$22,115
Touei Housing Corp.	1,900	44,671
Toyota Industries Corp.	2,600	112,082
Toyota Motor Corp.	23,600	1,507,995
Yamada Denki Co., Ltd.	12,600	37,238
Yamaha Motor Co., Ltd.	2,000	29,228

		6,490,849

LUXEMBOURG — 0.5%
SES	3,575	102,351

NETHERLANDS — 1.9%
Reed Elsevier NV	10,222	205,687
Wolters Kluwer NV	5,719	147,515

		353,202

NORWAY — 0.6%
Schibsted ASA	2,211	113,964

SINGAPORE — 0.9%
Genting Singapore PLC (a)	60,000	68,619
Singapore Press Holdings, Ltd. (a)	30,000	98,267

		166,886

SOUTH KOREA — 5.5%
Cheil Communications, Inc. (b)	1,330	30,692
Coway Co., Ltd.	434	24,029
Credu Corp.	266	12,970
Fila Korea, Ltd.	154	10,031
Gwangju Shinsegae Co., Ltd.	49	12,174
Hanil E-Wha Co., Ltd.	1,540	26,152
Hankook Tire Co., Ltd.	1,126	64,332
Hotel Shilla Co., Ltd.	240	14,404
Hyundai Department Store Co., Ltd.	82	12,285
Hyundai Engineering Plastics Co., Ltd.	2,150	15,285
Hyundai Mobis	602	160,208
Hyundai Motor Co.	1,692	395,182
Hyundai Wia Corp.	88	13,880
Kia Motors Corp.	2,449	148,807
LG Electronics, Inc. (a)	726	48,099
Lotte Shopping Co., Ltd.	97	34,344
Mando Corp.	75	8,898
Woongjin Chemical Co., Ltd. (b)	1,652	15,680

		1,047,452

SPAIN — 1.7%
Industria de Diseno Textil SA	1,947	300,190
NH Hoteles SA (b)	5,220	26,957

		327,147

SWEDEN — 2.6%
Electrolux AB	4,855	126,154
Hennes & Mauritz AB (Class B)	8,391	364,610

		490,764

SWITZERLAND — 3.9%
Cie Financiere Richemont SA	4,596	460,490
The Swatch Group AG	434	279,334

		739,824

UNITED KINGDOM — 14.2%
British Sky Broadcasting Group PLC	13,273	187,000
Burberry Group PLC	5,280	139,714
Carnival PLC	2,656	90,066
Compass Group PLC	20,250	278,739
GKN PLC	18,358	101,673
Home Retail Group PLC	14,653	39,889
Informa PLC	10,122	86,056
ITV PLC	43,204	122,648
Kingfisher PLC	35,462	221,611
Marks & Spencer Group PLC	19,020	152,958
Next PLC	3,210	268,231
Ocado Group PLC (b)	3,378	21,662
Pearson PLC	11,313	230,286
Reed Elsevier PLC	13,877	187,195
Thomas Cook Group PLC (b)	8,757	21,754
Tui Travel PLC	15,659	93,242
Whitbread PLC	3,617	173,612
WPP PLC	13,817	284,165

		2,700,501

UNITED STATES — 0.7%
Lululemon Athletica, Inc. (a)(b)	1,842	134,632

TOTAL COMMON STOCKS —
(Cost $16,292,016)		18,886,131

SHORT TERM INVESTMENTS — 3.3%
UNITED STATES — 3.3%
MONEY MARKET FUNDS — 3.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	586,985	586,985
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	27,262	27,262

TOTAL SHORT TERM INVESTMENTS —
(Cost $614,247)		614,247

TOTAL INVESTMENTS — 102.8%
(Cost $16,906,263)		19,500,378
OTHER ASSETS & LIABILITIES — (2.8)%		(524,435)

NET ASSETS — 100.0%		$18,975,943

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
SCA = Societe en Commandite par Actions

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AUSTRALIA — 6.5%
Coca-Cola Amatil, Ltd.	15,864	$181,860
Treasury Wine Estates, Ltd.	20,090	83,030
Wesfarmers, Ltd.	29,348	1,128,683
Woolworths, Ltd.	31,393	1,027,391

		2,420,964

BELGIUM — 5.4%
Anheuser-Busch InBev NV	18,358	1,828,486
Delhaize Group	2,967	187,119

		2,015,605

CANADA — 2.3%
Alimentation Couche-Tard, Inc. (Class B)	2,233	139,511
Loblaw Cos., Ltd.	6,509	288,184
Shoppers Drug Mart Corp. (a)	6,537	377,250
SunOpta, Inc. (a)(b)	3,077	29,908

		834,853

DENMARK — 1.0%
Carlsberg A/S (Class B)	3,540	364,945

FINLAND — 0.4%
Kesko Oyj (Class B)	4,440	133,306

FRANCE — 9.2%
Carrefour SA	13,913	477,896
Casino Guichard-Perrachon SA	2,328	240,034
Danone	14,419	1,085,998
L’Oreal SA	5,637	968,696
Pernod Ricard SA	5,075	630,577

		3,403,201

GERMANY — 2.6%
Beiersdorf AG	3,629	322,450
Henkel AG & Co. KGaA	244	21,624
Henkel AG & Co. KGaA Preference Shares	6,093	628,234

		972,308

HONG KONG — 0.6%
Pacific Andes International Holdings, Ltd.	1,358,346	63,931
Vitasoy International Holdings, Ltd.	114,000	143,912

		207,843

IRELAND — 0.6%
Kerry Group PLC (Class A)	3,400	206,901

JAPAN — 14.7%
Aeon Co., Ltd.	20,805	286,446
Ajinomoto Co., Inc.	18,728	246,208
Asahi Breweries, Ltd.	16,982	446,334
Calbee, Inc.	2,000	58,008
Euglena Co. Ltd. (b)	500	8,290
FamilyMart Co., Ltd.	1,800	77,870
Fuji Oil Co., Ltd.	1,400	24,326
Fujicco Co., Ltd.	4,000	49,366
Hokuto Corp.	1,500	27,195
Japan Tobacco, Inc.	24,278	873,389
Kao Corp.	16,808	524,153
Kewpie Corp.	3,700	58,785
KEY Coffee, Inc.	3,300	52,565
Kikkoman Corp.	4,000	73,172
Kirin Holdings Co., Ltd.	18,675	271,965
Lawson, Inc.	3,724	291,848
Lion Corp.	18,000	109,697
MEIJI Holdings Co., Ltd.	1,800	98,507
Nichirei Corp.	33,388	181,699
Nippon Meat Packers, Inc.	3,000	42,955
Oenon Holdings, Inc.	37,351	95,162
Pigeon Corp.	500	24,560
Seven & I Holdings Co., Ltd.	18,675	681,340
Shiseido Co., Ltd.	15,193	273,126
Suntory Beverage & Food Ltd. (b)	200	6,757
Takara Holdings, Inc.	2,000	18,242
Toyo Suisan Kaisha, Ltd.	2,000	58,660
Unicharm Corp.	3,700	216,061
UNY Group Holdings Co., Ltd.	15,000	96,764
Yakult Honsha Co., Ltd.	2,768	138,647
Yamazaki Baking Co., Ltd.	3,000	32,408

		5,444,505

LUXEMBOURG — 0.1%
Oriflame Cosmetics SA SDR (a)	1,127	35,829

NETHERLANDS — 7.2%
Heineken NV	6,247	443,023
Koninklijke Ahold NV	31,710	549,645
Unilever NV	42,582	1,657,472

		2,650,140

NORWAY — 0.3%
Marine Harvest	113,502	121,159

SINGAPORE — 1.0%
Golden Agri-Resources, Ltd. (a)	247,075	102,394
Olam International, Ltd. (a)	58,590	71,443
Wilmar International, Ltd. (a)	76,000	192,006

		365,843

SOUTH KOREA — 2.2%
Able C&C Co., Ltd.	248	9,634
Amorepacific Corp.	41	34,527
AMOREPACIFIC Group	37	13,548
Binggrae Co., Ltd.	180	16,146
CJ CheilJedang Corp.	141	36,277
Crown Confectionery Co., Ltd.	100	22,798
Dae Han Flour Mills Co., Ltd.	180	25,543
Daesang Corp.	880	27,431
Dongsuh Co., Inc.	1,061	27,841
Dongwon Industries Co., Ltd.	72	18,893
E-Mart Co., Ltd.	378	85,120
KT&G Corp.	2,611	187,077
LG Household & Health Care, Ltd.	194	98,383
Lotte Confectionery Co., Ltd.	16	25,384
Lotte Samkang Co., Ltd.	49	30,686
Maeil Dairy Industry Co., Ltd.	658	23,297
Namyang Dairy Products Co., Ltd.	18	14,790
NongShim Co., Ltd.	68	16,230
ORION Corp.	77	68,282
Ottogi Corp.	85	29,621

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Sajo Industries Co., Ltd. (b)	360	$11,624

		823,132

SPAIN — 0.6%
Ebro Puleva SA	9,843	222,511

SWEDEN — 1.1%
Svenska Cellulosa AB	794	20,100
Svenska Cellulosa AB (Class B)	6,455	162,805
Swedish Match AB	6,028	212,849

		395,754

SWITZERLAND — 15.2%
Coca-Cola HBC AG (b)	2,227	66,718
Lindt & Spruengli AG	76	311,901
Nestle SA	74,917	5,240,255

		5,618,874

UNITED KINGDOM — 28.0%
British American Tobacco PLC	43,981	2,333,615
Diageo PLC	59,313	1,887,410
Imperial Tobacco Group PLC	23,060	854,042
J Sainsbury PLC	41,515	263,203
Reckitt Benckiser Group PLC	16,123	1,180,153
SABMiller PLC	20,172	1,026,872
Tate & Lyle PLC	18,083	215,674
Tesco PLC	185,734	1,079,791
Unilever PLC	30,852	1,219,066
William Morrison Supermarkets PLC	63,079	286,020

		10,345,846

TOTAL COMMON STOCKS —
(Cost $32,802,032)		36,583,519

SHORT TERM INVESTMENTS — 1.7%
UNITED STATES — 1.7%
MONEY MARKET FUNDS — 1.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	431,089	431,089
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	201,536	201,536

TOTAL SHORT TERM INVESTMENTS —
(Cost $632,625)		632,625

TOTAL INVESTMENTS — 100.7%
(Cost $33,434,657)		37,216,144
OTHER ASSETS & LIABILITIES — (0.7)%		(274,645)

NET ASSETS — 100.0%		$36,941,499

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
SDR = Swedish Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 5.5%
Aurora Oil & Gas, Ltd. (a)	2,951	$9,216
Karoon Gas Australia, Ltd. (a)	1,552	7,459
Linc Energy, Ltd. (a)(b)	4,843	6,566
Origin Energy, Ltd.	11,143	146,912
Paladin Energy, Ltd. (a)(b)	8,689	3,941
Santos, Ltd.	13,031	183,744
Whitehaven Coal, Ltd. (a)(b)	3,661	6,881
Woodside Petroleum, Ltd.	6,658	238,501
WorleyParsons, Ltd.	3,589	81,615

		684,835

AUSTRIA — 0.7%
OMV AG	1,777	87,798

BERMUDA — 1.1%
Seadrill, Ltd.	2,997	134,446

CANADA — 27.9%
ARC Resources, Ltd. (b)	2,663	68,058
Athabasca Oil Corp. (a)	5,296	40,445
Baytex Energy Corp. (b)	1,082	44,747
Bonavista Energy Corp. (b)	3,094	38,920
Cameco Corp. (b)	5,263	95,132
Canadian Natural Resources, Ltd.	10,705	337,115
Canadian Oil Sands, Ltd. (b)	4,433	86,081
Cenovus Energy, Inc. (b)	7,693	230,064
Crescent Point Energy Corp. (b)	3,224	122,323
Enbridge, Inc.	8,081	338,209
EnCana Corp. (b)	9,193	159,194
Enerplus Corp. (b)	2,925	48,518
Gran Tierra Energy, Inc. (a)	2,178	15,489
Husky Energy, Inc.	3,316	95,554
Imperial Oil, Ltd.	2,370	104,285
Keyera Corp. (b)	556	31,665
Lightstream Resources, Ltd. (b)	1,506	10,871
MEG Energy Corp. (a)	1,180	40,799
Niko Resources, Ltd. (a)(b)	989	3,637
Pacific Rubiales Energy Corp.	2,802	55,446
Paramount Resources, Ltd. (Class A) (a)	334	11,688
Pembina Pipeline Corp. (b)	2,671	88,713
Pengrowth Energy Corp. (b)	4,675	27,561
Penn West Petroleum, Ltd. (b)	3,510	39,066
Petrominerales, Ltd. (b)	2,003	22,799
Peyto Exploration & Development Corp. (b)	1,224	36,247
Precision Drilling Corp. (b)	5,345	53,143
ShawCor, Ltd. (Class A)	556	23,497
Suncor Energy, Inc.	15,491	555,048
Talisman Energy, Inc. (b)	10,032	115,360
Tourmaline Oil Corp. (a)	1,180	48,043
TransCanada Corp. (b)	7,735	340,509
Trican Well Service, Ltd. (b)	2,561	34,906
Trilogy Energy Corp. (b)	445	12,698
Uranium One, Inc. (a)	5,549	15,385
Vermilion Energy, Inc. (b)	1,819	100,196

		3,491,411

FINLAND — 0.2%
Neste Oil Oyj	1,429	31,627

FRANCE — 11.9%
Bourbon SA (b)	1,064	27,812
CGG (a)	2,345	54,074
Technip SA	1,116	131,112
Total SA	22,049	1,280,272

		1,493,270

ITALY — 5.1%
ENI SpA	24,928	571,958
Saipem SpA	2,695	58,588
Saras SpA (a)	10,972	13,738

		644,284

JAPAN — 2.8%
Cosmo Oil Co., Ltd. (a)	4,000	7,501
Idemitsu Kosan Co., Ltd.	300	25,987
Inpex Corp.	8,800	103,851
Japan Petroleum Exploration Co.	200	8,601
JX Holdings, Inc.	31,197	161,827
Showa Shell Sekiyu K.K.	1,700	19,023
TonenGeneral Sekiyu K.K.	3,000	27,730

		354,520

LUXEMBOURG — 1.4%
Subsea 7 SA	2,887	60,003
Tenaris SA	4,668	109,569

		169,572

NETHERLANDS — 0.8%
Fugro NV	535	32,654
SBM Offshore NV (a)	3,712	73,588

		106,242

NORWAY — 2.9%
Aker Solutions ASA	3,279	46,043
DNO International ASA (a)	6,030	13,395
Golar LNG, Ltd.	289	10,887
Kvaerner ASA	5,505	9,071
Petroleum Geo-Services ASA	2,997	37,025
StatoilHydro ASA	10,226	232,090
TGS Nopec Geophysical Co. ASA	594	17,481

		365,992

PAPUA NEW GUINEA — 1.0%
Oil Search, Ltd.	15,395	123,798

PORTUGAL — 0.3%
Galp Energia SGPS SA (Class B)	2,450	40,776

SINGAPORE — 0.1%
Ezion Holdings, Ltd.	7,000	12,273

SOUTH KOREA — 1.1%
GS Holdings	473	24,823
Hankook Shell Oil Co., Ltd.	39	15,006
S-Oil Corp.	381	27,618
SK Innovation Co., Ltd.	504	68,471

		135,918

SPAIN — 1.7%
Repsol YPF SA	8,823	218,860

SWEDEN — 0.3%
Lundin Petroleum AB (a)	1,783	38,474

See accompanying notes to financial statements.

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

UNITED KINGDOM — 34.4%
Afren PLC (a)	10,039	$22,484
AMEC PLC	5,166	89,849
BG Group PLC	32,188	615,338
BP PLC	178,223	1,249,988
Cairn Energy PLC (a)	7,495	31,836
John Wood Group PLC	1,500	19,481
Ophir Energy PLC (a)	3,989	21,563
Petrofac, Ltd.	1,366	31,080
Premier Oil PLC	5,737	30,240
Royal Dutch Shell PLC (Class A)	35,611	1,176,436
Royal Dutch Shell PLC (Class B)	24,726	854,681
Tullow Oil PLC	9,843	163,223

		4,306,199

TOTAL COMMON STOCKS —
(Cost $13,993,846)		12,440,295

SHORT TERM INVESTMENTS — 7.8%
UNITED STATES — 7.8%
MONEY MARKET FUNDS — 7.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	848,710	848,710
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	125,388	125,388

TOTAL SHORT TERM INVESTMENTS —
(Cost $974,098)		974,098

TOTAL INVESTMENTS — 107.0%
(Cost $14,967,944)		13,414,393
OTHER ASSETS & LIABILITIES — (7.0)%		(879,595)

NET ASSETS — 100.0%		$12,534,798

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 98.4%
AUSTRALIA — 12.4%
AMP, Ltd.	4,109	$17,712
ASX, Ltd.	549	17,726
Australia & New Zealand Banking Group, Ltd.	4,831	139,040
Commonwealth Bank of Australia	2,518	167,661
Macquarie Group, Ltd.	1,073	48,068
National Australia Bank, Ltd.	3,704	118,865
QBE Insurance Group, Ltd.	2,582	35,418
Stockland	11,677	42,255
Westfield Group	5,686	58,537
Westfield Retail Trust	3,764	10,453
Westpac Banking Corp.	5,102	156,142

		811,877

AUSTRIA — 0.7%
Erste Group Bank AG	744	23,526
Sparkassen Immobilien AG (a)	3,293	20,639

		44,165

BELGIUM — 0.5%
Ageas	532	21,561
Dexia SA (a)	4,264	288
Groupe Bruxelles Lambert SA	162	13,787

		35,636

BERMUDA — 0.6%
Lancashire Holdings, Ltd.	3,136	39,002

CANADA — 12.3%
Bank of Montreal (b)	1,252	83,739
Bank of Nova Scotia	1,863	106,933
Brookfield Asset Management, Inc. (Class A)	1,757	65,877
Canadian Imperial Bank of Commerce (b)	578	46,143
IGM Financial, Inc. (b)	894	41,799
Manulife Financial Corp. (b)	3,537	58,635
National Bank of Canada	590	48,829
Power Corp. of Canada (b)	589	16,675
Royal Bank of Canada (b)	2,460	157,953
Sun Life Financial, Inc. (b)	1,550	49,611
The Toronto-Dominion Bank (b)	1,394	125,770

		801,964

DENMARK — 1.1%
Danske Bank A/S (a)	2,120	45,673
Sydbank A/S (a)	888	23,177

		68,850

FINLAND — 1.2%
Pohjola Bank PLC	2,566	42,654
Technopolis Oyj	5,517	36,444

		79,098

FRANCE — 5.3%
AXA SA	3,644	84,473
BNP Paribas	2,148	145,382
Credit Agricole SA (a)	2,056	22,685
Societe Generale	1,011	50,403
Unibail-Rodamco SE	183	45,432

		348,375

GERMANY — 5.5%
Allianz SE	926	145,655
Commerzbank AG (a)	570	6,566
Deutsche Bank AG	1,639	75,300
Deutsche Beteiligungs AG	1,245	32,273
Deutsche Boerse AG	192	14,453
Muenchener Rueckversicherungs- Gesellschaft AG	433	84,667

		358,914

HONG KONG — 6.1%
AIA Group, Ltd.	8,200	38,541
Bank of East Asia, Ltd.	10,203	43,219
Cheung Kong Holdings, Ltd.	5,967	90,869
Hang Lung Properties, Ltd.	6,922	23,564
Hong Kong Exchanges and Clearing, Ltd. (b)	2,061	33,034
New World Development Co., Ltd. (b)	17,601	26,463
Sun Hung Kai Properties, Ltd.	5,291	71,978
The Link REIT	3,533	17,334
Wharf Holdings, Ltd.	5,933	51,411

		396,413

ITALY — 2.4%
Assicurazioni Generali SpA	2,487	49,656
Banca Monte dei Paschi di Siena SpA (a)(b)	15,981	4,435
Banca Popolare dell’Etruria e del Lazio (a)	970	796
Banco Popolare Societa Cooperativa (a)	5,138	7,651
Intesa Sanpaolo SpA	14,436	29,800
UBI Banca ScPA	2,453	12,412
UniCredit SpA	8,472	54,038

		158,788

JAPAN — 15.8%
Chuo Mitsui Trust Holdings, Inc.	10,933	54,038
Daiwa Securities Group, Inc.	5,900	52,912
Mitsubishi Estate Co., Ltd.	5,000	147,567
Mitsubishi UFJ Financial Group, Inc.	21,449	137,055
Mizuho Financial Group, Inc.	30,925	67,129
MS&AD Insurance Group Holdings, Inc.	1,286	33,550
NKSJ Holdings, Inc.	1,100	28,261
Nomura Holdings, Inc.	8,396	65,457
ORIX Corp.	2,900	47,139
Resona Holdings, Inc.	3,156	16,146
Sumitomo Mitsui Financial Group, Inc.	2,469	119,392
T&D Holdings, Inc.	2,500	30,930
The Bank of Yokohama, Ltd.	4,000	22,869
The Dai-ichi Life Insurance Co., Ltd.	1,700	24,255
The Shizuoka Bank, Ltd.	6,000	68,239
Tokai Tokyo Financial Holdings, Inc.	6,522	54,436
Tokio Marine Holdings, Inc.	1,879	61,373

		1,030,748

NETHERLANDS — 1.4%
Aegon NV	3,505	25,953
ING Groep NV (a)	5,969	67,475

		93,428

NEW ZEALAND — 0.7%
Precinct Properties	51,464	42,436

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

NORWAY — 0.4%
SpareBank 1 SR Bank ASA	3,088	$24,491

PORTUGAL — 0.0% (c)
BANIF — Banco Internacional do Funchal SA (a)	8,326	113

SINGAPORE — 2.5%
CapitaLand, Ltd. (b)	6,922	17,046
Hong Leong Finance, Ltd.	11,867	24,685
Oversea-Chinese Banking Corp., Ltd.	4,366	35,840
United Overseas Bank, Ltd.	5,355	88,215

		165,786

SOUTH KOREA — 0.8%
KB Financial Group, Inc. ADR	575	20,137
Shinhan Financial Group Co., Ltd. ADR	715	28,957

		49,094

SPAIN — 4.3%
Banco Bilbao Vizcaya Argentaria SA	8,873	99,210
Banco de Sabadell SA (b)	9,047	22,791
Banco Popular Espanol SA (a)	2,911	15,640
Banco Santander SA	15,859	129,406
Bolsas y Mercados Espanoles (b)	350	11,113

		278,160

SWEDEN — 3.5%
Investor AB	917	27,839
Kinnevik Investment AB (Class B)	538	18,637
Nordea Bank AB	6,037	72,841
Skandinaviska Enskilda Banken AB (Class A)	4,740	50,255
Svenska Handelsbanken AB (Class A)	1,333	57,051

		226,623

SWITZERLAND — 6.0%
Credit Suisse Group AG (a)	2,214	67,626
GAM Holding AG (a)	733	13,254
Julius Baer Group, Ltd. (a)	662	30,895
Swiss Re AG (a)	929	76,847
UBS AG (a)	6,035	123,470
Valiant Holding AG	42	4,131
Zurich Insurance Group AG (a)	303	78,041

		394,264

UNITED KINGDOM — 14.9%
Aviva PLC	6,281	40,360
Barclays PLC	19,409	83,449
British Land Co. PLC	3,379	31,601
HSBC Holdings PLC	28,604	310,075
Land Securities Group PLC	3,002	44,677
Lloyds Banking Group PLC (a)	67,689	80,655
Man Group PLC	5,024	6,826
Old Mutual PLC	8,243	25,042
Provident Financial PLC	1,873	50,411
Prudential PLC	5,898	109,934
Resolution, Ltd.	3,233	16,638
Royal Bank of Scotland Group PLC (a)	3,547	20,673
RSA Insurance Group PLC	16,935	33,156
Standard Chartered PLC	3,059	73,365
Standard Life PLC	8,514	47,622

		974,484

TOTAL COMMON STOCKS —
(Cost $6,915,012)		6,422,709

RIGHTS — 0.2%
HONG KONG — 0.0% (c)
New Hotel (expiring 12/31/13) (a)	295	0

SPAIN — 0.1%
Banco Bilbao Vizcaya Argentaria SA (expiring 10/14/13) (a)(b)	8,873	1,213
Banco de Sabadell SA (expired 9/27/13) (a)(b)	9,047	1,864

		3,077

UNITED KINGDOM — 0.1%
Barclays PLC (expiring 10/2/13) (a)	4,852	6,345

TOTAL RIGHTS —
(Cost $1,190)		9,422

SHORT TERM INVESTMENTS — 5.3%
UNITED STATES — 5.3%
MONEY MARKET FUNDS — 5.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	319,909	319,909
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	28,813	28,813

TOTAL SHORT TERM INVESTMENTS —
(Cost $348,722)		348,722

TOTAL INVESTMENTS — 103.9%
(Cost $7,264,924)		6,780,853
OTHER ASSETS & LIABILITIES — (3.9)%		(253,095)

NET ASSETS — 100.0%		$6,527,758

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 4.2%
Ansell, Ltd. (a)	5,655	$110,407
Cochlear, Ltd.	3,139	177,516
CSL, Ltd.	23,900	1,430,252
Mesoblast, Ltd. (a)(b)	7,643	40,736
Primary Health Care, Ltd. (a)	19,766	89,084
Ramsay Health Care, Ltd.	9,232	312,578
Sonic Healthcare, Ltd.	24,715	374,147

		2,534,720

BELGIUM — 0.8%
ThromboGenics NV (a)(b)	2,671	69,365
UCB SA	6,292	383,188

		452,553

CANADA — 3.4%
Catamaran Corp. (b)	10,315	474,857
CML HealthCare, Inc. (a)	4,366	45,618
Valeant Pharmaceuticals International, Inc. (b)	14,615	1,527,047

		2,047,522

DENMARK — 6.7%
Coloplast A/S (Class B)	7,000	398,809
Genmab A/S (b)	1,445	59,272
GN Store Nord A/S	9,533	200,708
H. Lundbeck A/S (a)	7,613	166,087
Novo Nordisk A/S (Class B)	15,071	2,560,318
Novozymes A/S (Class B)	13,069	500,259
William Demant Holding (b)	1,902	175,886

		4,061,339

FINLAND — 0.4%
Orion Oyj (Class A)	2,070	52,287
Orion Oyj (Class B)	6,607	166,529

		218,816

FRANCE — 9.4%
bioMerieux	1,067	103,415
Essilor International SA	10,776	1,159,662
Orpea	1,410	71,069
Sanofi	42,638	4,327,040
Virbac SA	223	45,280

		5,706,466

GERMANY — 10.2%
Bayer AG	28,524	3,365,381
Celesio AG	5,635	126,927
Fresenius Medical Care AG & Co. KGaA	10,410	677,660
Fresenius SE	6,509	809,018
Gerresheimer AG	3,229	193,545
Merck KGaA	4,008	625,824
Rhoen-Klinikum AG	6,077	156,255
Stada Arzneimittel AG	4,750	241,023

		6,195,633

IRELAND — 0.7%
Elan Corp. PLC (b)	25,115	391,135
UDG Healthcare PLC (c)	6,474	33,549
UDG Healthcare PLC (c)	1,040	5,389

		430,073

ISRAEL — 3.1%
Teva Pharmaceutical Industries, Ltd.	50,573	1,903,300

ITALY — 0.3%
DiaSorin SpA	1,294	55,789
Recordati SpA	5,024	60,391
Sorin SpA (b)	15,779	42,718

		158,898

JAPAN — 15.3%
Alfresa Holdings Corp.	2,700	139,231
Astellas Pharma, Inc.	22,000	1,121,019
Chugai Pharmaceutical Co., Ltd.	10,825	222,181
Daiichi Sankyo Co., Ltd.	35,100	636,003
Dainippon Sumitomo Pharma Co., Ltd.	8,500	115,730
Eisai Co., Ltd.	14,300	581,473
Hisamitsu Pharmaceutical Co., Inc.	3,500	195,465
Kaken Pharmaceutical Co., Ltd.	4,000	60,698
Kissei Pharmaceutical Co., Ltd.	2,400	54,983
KYORIN Holdings, Inc.	3,000	64,051
Kyowa Hakko Kirin Co., Ltd.	20,422	209,787
M3, Inc.	29	80,299
Medipal Holdings Corp.	12,300	151,799
Miraca Holdings, Inc.	2,900	129,447
Mitsubishi Tanabe Pharma Corp.	11,900	166,994
Nichi-iko Pharmaceutical Co., Ltd.	2,800	65,345
Nihon Kohden Corp.	2,500	102,293
Nippon Shinyaku Co., Ltd.	3,000	51,730
Nipro Corp.	5,800	55,916
Olympus Corp. (b)	13,800	419,520
Ono Pharmaceutical Co., Ltd.	5,500	337,987
Otsuka Holdings Co., Ltd.	25,700	745,398
Rohto Pharmaceutical Co., Ltd.	4,000	56,459
Santen Pharmaceutical Co., Ltd.	3,500	169,962
Sawai Pharmaceutical Co., Ltd.	1,200	84,260
Shionogi & Co., Ltd.	15,100	317,158
Ship Healthcare Holdings, Inc.	2,200	85,758
Suzuken Co., Ltd.	4,600	151,419
Sysmex Corp.	4,200	267,944
Taisho Pharmaceutical Holdings Co., Ltd.	2,600	171,434
Takara Bio, Inc.	1,900	45,891
Takeda Pharmaceutical Co., Ltd.	34,000	1,606,013
Terumo Corp.	8,800	451,098
Toho Holdings Co., Ltd.	3,100	56,550
Tsumura & Co.	3,700	108,521

		9,279,816

LUXEMBOURG — 0.2%
Eurofins Scientific	379	95,578

NETHERLANDS — 0.5%
QIAGEN NV (b)	14,924	321,917

NEW ZEALAND — 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	51,988	156,749
Ryman Healthcare, Ltd.	19,597	113,440

		270,189

NORWAY — 0.1%
Algeta ASA (b)	2,084	80,390

See accompanying notes to financial statements.

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

SINGAPORE — 0.1%
Biosensors International Group, Ltd. (a)	63,000	$48,452

SPAIN — 0.9%
Grifols SA	11,535	473,896
Grifols SA (Class B)	2,171	66,637

		540,533

SWEDEN — 1.6%
Elekta AB (Class B)	22,112	355,962
Getinge AB (Class B)	11,280	403,390
Meda AB (Class A)	17,110	205,914

		965,266

SWITZERLAND — 25.4%
Actelion, Ltd. (b)	5,602	397,731
Galenica AG	314	265,993
Lonza Group AG (b)	3,229	264,248
Nobel Biocare Holding AG (b)	8,275	122,169
Novartis AG	90,221	6,934,321
Roche Holding AG (c)	1,408	378,373
Roche Holding AG (c)	24,067	6,491,503
Sonova Holding AG (b)	2,453	304,912
Straumann Holding AG (a)	691	125,553
Tecan Group AG	523	55,235

		15,340,038

UNITED KINGDOM — 15.4%
AstraZeneca PLC	54,326	2,828,852
BTG PLC (b)	16,143	100,176
Dechra Pharmaceuticals PLC	4,271	49,660
Genus PLC	7,610	176,474
GlaxoSmithKline PLC	164,725	4,154,717
Hikma Pharmaceuticals PLC	7,190	121,092
Shire PLC	29,382	1,179,062
Smith & Nephew PLC	49,975	623,966
Synergy Health PLC	2,861	50,779

		9,284,778

TOTAL COMMON STOCKS —
(Cost $52,343,649)		59,936,277

SHORT TERM INVESTMENTS — 0.7%
UNITED STATES — 0.7%
MONEY MARKET FUNDS — 0.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	301,903	301,903
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	109,397	109,397

TOTAL SHORT TERM INVESTMENTS —
(Cost $411,300)		411,300

TOTAL INVESTMENTS — 99.8%
(Cost $52,754,949)		60,347,577
OTHER ASSETS & LIABILITIES — 0.2%		131,498

NET ASSETS — 100.0%		$60,479,075

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AUSTRALIA — 3.1%
Bradken, Ltd.	3,943	$20,831
Brambles, Ltd.	9,025	76,878
GWA International, Ltd.	13,434	38,187
Leighton Holdings, Ltd. (a)	2,110	37,979
Qantas Airways, Ltd. (b)	18,919	26,093
Seek, Ltd.	4,479	49,755
Toll Holdings, Ltd. (a)	10,281	56,045
Transurban Group	19,897	126,512

		432,280

AUSTRIA — 0.4%
Andritz AG	424	24,941
Zumtobel AG	1,898	30,574

		55,515

CANADA — 4.3%
Bombardier, Inc. (Class B)	10,881	50,705
CAE, Inc.	5,139	56,395
Canadian National Railway Co.	2,549	258,818
Canadian Pacific Railway, Ltd.	913	112,884
SNC-Lavalin Group, Inc.	1,613	66,456
Toromont Industries, Ltd.	1,833	40,355

		585,613

DENMARK — 1.5%
A P Moller — Maersk A/S	10	91,748
FLSmidth & Co. A/S (a)	618	33,314
NKT Holding A/S	865	43,001
Vestas Wind Systems A/S (b)	1,809	45,671

		213,734

FINLAND — 2.2%
Caverion Corp. (b)	1,876	15,237
Kone Oyj (Class B)	1,417	126,500
Metso Oyj (a)	1,457	57,275
Wartsila Oyj	1,682	76,001
YIT Oyj (a)	2,113	29,432

		304,445

FRANCE — 7.5%
Air France-KLM (a)(b)	3,062	30,502
Alstom SA	1,619	57,704
Bouygues SA	1,392	50,829
Bureau Veritas SA	1,253	39,520
Compagnie de Saint-Gobain	2,604	129,029
Eiffage SA	669	36,713
Legrand SA	1,424	79,060
Safran SA	1,230	75,815
Schneider Electric SA	3,182	269,250
Vallourec SA	851	50,997
Vinci SA	3,576	208,003

		1,027,422

GERMANY — 8.7%
Brenntag AG	297	49,470
Deutsche Lufthansa AG (b)	3,614	70,520
Deutsche Post AG	5,610	186,280
GEA Group AG	1,964	80,701
Hochtief AG	536	46,820
Kloeckner & Co. SE (b)	1,665	22,584
MAN SE	802	95,687
OSRAM Licht AG (b)	428	20,104
Pfeiffer Vacuum Technology AG	299	36,629
SGL Carbon AG	576	21,925
Siemens AG	4,672	563,238

		1,193,958

GREECE — 0.2%
DryShips, Inc. (b)	6,452	22,840

HONG KONG — 3.0%
Cathay Pacific Airways, Ltd.	19,000	37,240
Hopewell Highway Infrastructure, Ltd.	148,000	74,428
Hutchison Whampoa, Ltd.	16,000	191,666
MTR Corp., Ltd.	8,000	31,669
Noble Group, Ltd.	44,951	33,317
Pacific Basin Shipping, Ltd.	64,000	43,574

		411,894

IRELAND — 0.3%
DCC PLC	1,043	42,682

ITALY — 0.8%
Ansaldo STS SpA	3,169	29,363
Atlantia SpA	1,869	38,025
Autostrada Torino-Milano SpA	2,027	24,969
Finmeccanica SpA (a)(b)	3,355	20,083

		112,440

JAPAN — 31.0%
Asahi Glass Co., Ltd.	9,000	55,857
Central Japan Railway Co.	1,200	153,845
Dai Nippon Printing Co., Ltd.	5,000	52,892
Daikin Industries, Ltd.	1,900	100,882
East Japan Railway Co.	2,300	197,829
FANUC Corp.	1,100	181,717
Furukawa Electric Co., Ltd.	11,000	25,335
Futaba Corp.	2,000	25,620
Hankyu Hanshin Holdings, Inc.	11,000	61,096
IHI Corp.	24,000	101,014
ITOCHU Corp.	10,600	129,847
JGC Corp.	2,000	72,153
Kajima Corp.	14,000	56,927
Kamigumi Co., Ltd.	6,000	50,996
Kawasaki Heavy Industries, Ltd.	20,000	86,624
Kawasaki Kisen Kaisha, Ltd.	11,000	25,783
Keikyu Corp.	3,000	28,372
Kintetsu Corp.	11,000	41,029
Kitano Construction Corp.	18,000	41,274
Kokuyo Co., Ltd.	7,400	57,616
Komatsu, Ltd.	6,200	154,108
Kubota Corp.	8,000	115,526
LIXIL Group Corp.	1,800	37,036
Makita Corp.	900	52,280
Marubeni Corp.	11,000	86,543
MISUMI Group, Inc.	2,700	78,283
Mitsubishi Corp.	9,200	186,203
Mitsubishi Electric Corp.	12,000	125,962
Mitsubishi Heavy Industries, Ltd.	25,000	143,439
Mitsui & Co., Ltd.	11,000	159,857
Mitsui OSK Lines, Ltd. (b)	10,000	45,147
Nidec Corp.	800	66,038

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Nippon Express Co., Ltd.	9,000	$45,126
Nippon Sheet Glass Co., Ltd. (b)	11,000	14,125
Nippon Yusen K.K.	13,000	41,070
NSK, Ltd.	3,000	30,604
Odakyu Electric Railway Co., Ltd.	5,000	49,682
Park24 Co., Ltd.	1,300	23,118
Secom Co., Ltd.	2,500	156,433
SMC Corp.	400	95,144
Sojitz Corp.	24,300	47,548
Sumitomo Corp.	8,900	119,906
Sumitomo Electric Industries, Ltd.	6,400	92,747
Sumitomo Heavy Industries, Ltd.	9,000	40,907
Taisei Corp.	8,000	39,378
THK Co., Ltd.	2,200	48,742
Tobu Railway Co., Ltd.	10,000	52,790
Tokyu Corp.	16,000	114,140
Toppan Printing Co., Ltd.	6,000	48,367
Toshiba Corp.	24,000	107,618
TOTO, Ltd.	3,000	42,008
Toyota Tsusho Corp.	1,600	41,808
West Japan Railway Co.	1,600	68,566
Yamato Holdings Co., Ltd.	6,100	137,510

		4,254,467

NETHERLANDS — 4.9%
Aalberts Industries NV	557	14,850
CNH Industrial NV (b)	4,805	61,661
European Aeronautic Defence and Space Co. NV	3,312	211,140
Koninklijke BAM Groep NV (a)	3,429	18,437
Koninklijke Philips NV	7,077	228,286
Koninklijke Vopak NV	384	22,016
PostNL NV (a)(b)	4,032	17,449
Randstad Holding NV	1,374	77,447
TNT Express NV	2,359	21,548

		672,834

NORWAY — 0.3%
Orkla ASA	5,163	37,601

SINGAPORE — 2.7%
Jardine Matheson Holdings, Ltd.	1,356	74,444
Jardine Strategic Holdings, Ltd. (a)	1,500	50,775
K-Green Trust	60,800	48,941
Keppel Corp., Ltd. (a)	16,200	134,532
Keppel REIT	136	133
Neptune Orient Lines, Ltd. (a)(b)	37,750	32,944
Singapore Airlines, Ltd. (a)	3,000	24,961

		366,730

SOUTH KOREA — 3.1%
Daelim Industrial Co., Ltd.	311	28,071
GS Engineering & Construction Corp.	423	14,741
Hyundai Engineering & Construction Co., Ltd.	814	46,810
Hyundai Heavy Industries Co., Ltd.	394	96,788
LG Corp.	1,040	64,064
Samsung C&T Corp.	1,173	68,218
Samsung Engineering Co., Ltd.	262	20,137
Samsung Heavy Industries Co., Ltd.	1,290	51,616
SK Holdings Co., Ltd.	231	41,700

		432,145

SPAIN — 1.5%
Abertis Infraestructuras SA (a)	2,692	52,346
ACS, Actividades de Construccion y Servicios SA	2,029	64,544
Ferrovial SA	2,321	41,755
International Consolidated Airlines Group SA (b)	9,129	50,013

		208,658

SWEDEN — 6.6%
Alfa Laval AB	4,065	98,158
Assa Abloy AB (Class B)	1,781	81,798
Atlas Copco AB	3,719	108,968
Atlas Copco AB (Class B)	2,246	59,375
B&B Tools AB	2,040	28,505
Sandvik AB	7,172	99,154
Scania AB (Class B)	1,772	37,989
Securitas AB (Class B)	5,259	60,097
Skanska AB (Class B)	2,369	45,587
SKF AB (Class B)	2,288	63,727
Trelleborg AB (Class B)	3,652	69,252
Volvo AB (Class A)	4,074	61,017
Volvo AB (Class B)	6,421	96,218

		909,845

SWITZERLAND — 6.8%
ABB, Ltd. (b)	14,442	341,625
Adecco SA (b)	1,403	99,921
Geberit AG	483	130,438
Kuehne & Nagel International AG	547	71,683
Schindler Holding AG	277	41,600
SGS SA	55	131,319
Wolseley PLC	2,193	113,536

		930,122

UNITED KINGDOM — 10.0%
Aggreko PLC	2,556	66,393
Babcock International Group PLC	4,837	93,683
BAE Systems PLC	18,847	138,687
Bunzl PLC	1,906	41,298
Capita Group PLC	3,835	61,856
Experian PLC	9,421	179,567
FirstGroup PLC	15,909	30,787
G4S PLC	7,960	32,780
IMI PLC	1,848	43,543
Intertek Group PLC	926	49,561
Invensys PLC	5,771	46,541
Meggitt PLC	4,499	39,998
Melrose Industries PLC	7,287	35,378
Rentokil Initial PLC	30,743	54,266
Rolls-Royce Holdings PLC (b)	14,810	266,694
Serco Group PLC	6,819	60,348
Smiths Group PLC	3,987	90,327
The Weir Group PLC	1,194	45,052

		1,376,759

TOTAL COMMON STOCKS —
(Cost $13,249,672)		13,591,984

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Abertis Infraestructuras SA (expiring 10/9/13) (a)(b) (Cost $2,327)	2,692	$2,620

SHORT TERM INVESTMENTS — 2.6%
UNITED STATES — 2.6%
MONEY MARKET FUNDS — 2.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	284,325	284,325
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	63,911	63,911

TOTAL SHORT TERM INVESTMENTS —
(Cost $348,236)		348,236

TOTAL INVESTMENTS — 101.5%
(Cost $13,600,235)		13,942,840
OTHER ASSETS & LIABILITIES — (1.5)%		(203,095)

NET ASSETS — 100.0%		$13,739,745

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 13.9%
Alumina, Ltd. (a)(b)	15,157	$14,527
Amcor, Ltd.	5,294	51,779
Arrium, Ltd. (b)	17,129	19,540
BHP Billiton, Ltd.	19,784	661,155
BlueScope Steel, Ltd. (a)	4,040	17,679
Boral, Ltd. (b)	14,792	66,390
Fortescue Metals Group, Ltd. (b)	11,178	49,647
Iluka Resources, Ltd. (b)	4,596	49,249
Incitec Pivot, Ltd.	11,058	27,814
Mineral Deposits, Ltd. (a)	871	2,264
Newcrest Mining, Ltd. (b)	4,810	52,622
Orica, Ltd.	4,014	75,291
OZ Minerals, Ltd. (b)	3,212	13,305
Rio Tinto, Ltd. (b)	3,113	179,713
Sims Metal Management, Ltd. (a)(b)	2,260	20,160

		1,301,135

AUSTRIA — 1.1%
RHI AG (b)	1,586	52,384
Voestalpine AG	1,083	51,816

		104,200

BELGIUM — 2.1%
Solvay SA	449	67,373
Tessenderlo Chemie NV (b)	1,878	47,691
Umicore	1,627	79,088

		194,152

CANADA — 13.1%
Agnico-Eagle Mines, Ltd.	1,324	35,138
Agrium, Inc. (b)	1,326	111,676
Alacer Gold Corp. (b)	1,106	3,325
Alamos Gold, Inc.	688	10,709
AuRico Gold, Inc.	1,996	7,631
Barrick Gold Corp.	6,588	122,928
Centerra Gold, Inc.	964	4,520
Detour Gold Corp. (a)	817	6,939
Eldorado Gold Corp.	5,586	37,769
First Quantum Minerals, Ltd.	3,801	70,924
Franco-Nevada Corp.	1,000	45,462
Goldcorp, Inc.	5,929	154,584
HudBay Minerals, Inc.	1,388	11,383
IAMGOLD Corp.	2,325	11,129
Kinross Gold Corp.	7,463	37,682
Lundin Mining Corp. (a)	11,386	50,179
New Gold, Inc. (a)	2,068	12,353
Osisko Mining Corp. (a)	2,651	13,437
Pan American Silver Corp. (b)	1,366	14,459
Potash Corp. of Saskatchewan, Inc. (b)	6,353	199,076
SEMAFO, Inc. (b)	2,756	6,649
Sherritt International Corp. (b)	3,252	12,212
Silver Wheaton Corp.	2,287	56,780
Tanzanian Royalty Exploration Corp. (a)(b)	1,106	2,851
Teck Resources, Ltd. (Class B) (b)	3,617	97,401
Thompson Creek Metals Co., Inc. (a)(b)	875	3,141
Turquoise Hill Resources, Ltd. (a)	5,795	25,652
Yamana Gold, Inc. (b)	4,910	51,159

		1,217,148

FINLAND — 1.8%
Rautaruukki Oyj	981	7,609
Stora Enso Oyj	8,513	72,195
UPM-Kymmene Oyj	6,010	83,226

		163,030

FRANCE — 4.8%
Air Liquide SA	2,225	310,072
Arkema	399	44,478
Eramet	28	2,828
Lafarge SA	1,297	90,400

		447,778

GERMANY — 11.2%
BASF SE	5,551	532,751
HeidelbergCement AG	852	65,750
K+S AG	1,305	33,847
Lanxess AG	922	59,882
Linde AG	1,099	217,794
Salzgitter AG	499	20,747
Symrise AG	600	26,595
ThyssenKrupp AG (a)	3,463	82,878

		1,040,244

IRELAND — 1.4%
CRH PLC	5,319	127,117

ISRAEL — 0.2%
Israel Chemicals, Ltd.	2,640	22,267

ITALY — 0.1%
Buzzi Unicem SpA (b)	739	11,524

JAPAN — 16.4%
Asahi Kasei Corp.	15,833	119,242
Denki Kagaku Kogyo Kabushiki Kaisha	10,855	42,258
JFE Holdings, Inc.	4,356	112,890
JSR Corp.	3,073	57,029
Kobe Steel, Ltd. (a)	34,641	64,251
Mitsubishi Chemical Holdings Corp.	10,902	50,885
Mitsubishi Materials Corp.	15,866	65,485
Mitsui Chemicals, Inc.	11,876	32,557
Mitsui Mining & Smelting Co., Ltd.	11,809	34,299
Nippon Steel Corp.	74,506	252,846
Nitto Denko Corp.	1,976	128,679
OJI Paper Co., Ltd.	8,000	37,503
Shin-Etsu Chemical Co., Ltd.	2,867	175,307
Sumitomo Chemical Co., Ltd.	13,838	52,743
Sumitomo Metal Mining Co., Ltd.	3,927	55,468
Taiheiyo Cement Corp.	18,744	81,757
Teijin, Ltd.	19,805	45,615
Toray Industries, Inc.	13,838	90,961
Ube Industries, Ltd.	15,866	29,913

		1,529,688

LUXEMBOURG — 0.9%
APERAM (b)	409	6,306
ArcelorMittal	5,720	78,668

		84,974

NETHERLANDS — 3.3%
Akzo Nobel NV	2,333	153,403

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

Koninklijke DSM NV	2,040	$154,034

		307,437

NORWAY — 0.9%
Norsk Hydro ASA	4,272	17,708
Yara International ASA	1,477	60,978

		78,686

PORTUGAL — 0.4%
Semapa-Sociedade de Investimento e Gestao, SGPS, SA	4,209	39,541

SOUTH KOREA — 3.7%
Cheil Industries, Inc.	400	34,131
Korea Zinc Co., Ltd.	105	31,754
LG Chem, Ltd.	333	95,283
POSCO ADR	2,544	187,340

		348,508

SWEDEN — 0.8%
Boliden AB	3,754	56,283
SSAB AB, (Series A)	2,970	19,397

		75,680

SWITZERLAND — 9.0%
Givaudan SA (a)	86	125,636
Glencore Xstrata PLC (a)	61,715	336,502
Holcim, Ltd. (a)	1,654	123,101
Syngenta AG	629	256,956

		842,195

UNITED KINGDOM — 14.3%
Anglo American PLC	9,065	222,840
Antofagasta PLC	4,444	58,904
BHP Billiton PLC	13,253	390,607
Croda International PLC	800	34,396
Johnson Matthey PLC	1,551	70,528
Lonmin PLC (a)	1,756	9,080
Mondi PLC	2,000	33,781
Randgold Resources, Ltd.	956	68,908
Rexam PLC	4,500	35,096
Rio Tinto PLC	8,113	397,167
Vedanta Resources PLC	934	16,365

		1,337,672

TOTAL COMMON STOCKS —
(Cost $13,054,536)		9,272,976

SHORT TERM INVESTMENTS — 6.2%
UNITED STATES — 6.2%
MONEY MARKET FUNDS — 6.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	532,054	532,054
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	48,218	48,218

TOTAL SHORT TERM INVESTMENTS —
(Cost $580,272)		580,272

TOTAL INVESTMENTS — 105.6%
(Cost $13,634,808)		9,853,248
OTHER ASSETS & LIABILITIES — (5.6)%		(520,357)

NET ASSETS — 100.0%		$9,332,891

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUSTRALIA — 1.2%
carsales.com, Ltd.	3,435	$36,776
Computershare, Ltd.	7,744	71,831
Iress, Ltd.	3,764	31,993

		140,600

BELGIUM — 0.2%
Barco NV	344	27,241

CANADA — 3.1%
Blackberry, Ltd. (a)(b)	6,222	49,030
Celestica, Inc. (a)	3,300	36,406
CGI Group, Inc. (Class A) (a)	3,447	121,227
Constellation Software, Inc.	309	54,594
Davis & Henderson Corp.	1,600	41,919
Open Text Corp.	978	73,234

		376,410

DENMARK — 0.4%
SimCorp A/S	1,485	49,997

FINLAND — 2.7%
Nokia Oyj (a)(b)	42,875	281,948
Tieto Oyj	2,165	46,216

		328,164

FRANCE — 4.2%
Alcatel-Lucent (a)	28,453	101,989
Atos Origin SA	814	63,611
Cap Gemini SA	1,947	115,885
Dassault Systemes SA	743	99,249
Ingenico	636	45,879
Neopost SA	583	42,481
UbiSoft Entertainment SA (a)	2,032	31,440

		500,534

GERMANY — 9.8%
Aixtron SE (a)	1,768	29,892
Dialog Semiconductor PLC (a)(b)	1,063	20,354
Infineon Technologies AG	13,439	134,528
SAP AG	10,780	797,764
Software AG	788	28,069
United Internet AG	1,938	73,454
Wincor Nixdorf AG	719	44,926
Wirecard AG	1,258	43,058

		1,172,045

HONG KONG — 0.7%
ASM Pacific Technology, Ltd.	4,649	47,179
VTech Holdings, Ltd.	2,571	33,218

		80,397

ISRAEL — 1.4%
Check Point Software Technologies, Ltd. (a)	1,819	102,883
Ituran Location and Control, Ltd.	1,552	28,918
NICE Systems, Ltd.	923	38,009

		169,810

JAPAN — 32.4%
Advantest Corp.	2,778	32,020
Alps Electric Co., Ltd. (a)	3,963	31,946
Anritsu Corp.	2,100	26,666
Azbil Corp.	1,786	41,481
Brother Industries, Ltd.	3,763	42,414
Canon, Inc.	13,273	423,383
Citizen Holdings Co., Ltd.	4,755	33,340
Dainippon Screen Manufacturing Co., Ltd. (a)	4,937	27,069
DeNA Co., Ltd.	1,500	30,543
FUJIFILM Holdings Corp.	5,648	135,494
Fujitsu, Ltd. (a)	23,784	88,713
GungHo Online Entertainment, Inc. (a)	43	33,436
Hamamatsu Photonics K.K.	1,000	37,656
Hirose Electric Co., Ltd.	394	60,470
Hitachi High-Technologies Corp.	1,684	37,756
Hitachi, Ltd.	55,549	366,270
Horiba, Ltd.	986	36,928
Hoya Corp.	5,055	119,465
Ibiden Co., Ltd.	2,279	37,230
IT Holdings Corp.	1,979	24,988
Japan Digital Laboratory Co., Ltd.	1,683	19,965
Kakaku.com, Inc.	2,000	46,655
Keyence Corp.	494	187,531
Konami Corp.	1,585	36,602
Konica Minolta Holdings, Inc.	6,433	54,021
Kyocera Corp.	4,368	231,921
Mitsumi Electric Co., Ltd. (a)	1,979	13,956
Murata Manufacturing Co., Ltd.	2,479	189,225
NEC Corp.	36,710	84,924
Nexon Co., Ltd.	2,100	25,596
Nintendo Co., Ltd.	1,288	146,094
Nippon Electric Glass Co., Ltd.	5,933	31,743
Nomura Research Institute, Ltd.	1,879	65,298
NTT Data Corp.	2,000	67,363
Obic Co., Ltd.	2,580	83,217
Oki Electric Industry Co., Ltd. (a)	11,776	22,202
Omron Corp.	2,772	100,145
Otsuka Corp.	300	38,278
Ricoh Co., Ltd.	7,933	91,437
Rohm Co., Ltd.	1,386	56,923
SCSK Corp.	1,200	28,861
Seiko Epson Corp.	2,079	34,048
Shimadzu Corp.	4,000	37,911
Sumco Corp.	2,178	17,690
Taiyo Yuden Co., Ltd.	1,984	25,820
TDK Corp.	1,685	66,112
Tokyo Electron, Ltd.	2,179	116,806
Trend Micro, Inc.	1,387	51,664
Wacom Co., Ltd.	2,500	23,924
Yahoo! Japan Corp.	20,100	114,096
Yaskawa Electric Corp.	4,933	69,326
Yokogawa Electric Corp.	3,449	49,138

		3,895,760

NETHERLANDS — 6.5%
ASM International NV	997	34,685
ASML Holding NV	5,162	510,091
Gemalto NV	1,073	115,282
NXP Semiconductor NV (a)	1,944	72,336

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

VistaPrint NV (a)	812	$45,894

		778,288

SINGAPORE — 1.3%
Flextronics International, Ltd. (a)	11,158	101,426
Venture Corp., Ltd. (b)	7,925	48,191

		149,617

SOUTH KOREA — 23.2%
LG Display Co., Ltd. ADR (a)(b)	6,429	76,698
LG Innotek Co., Ltd. (a)	267	21,342
NAVER Corp.	355	183,995
NCSoft Corp.	226	40,166
NHN Entertainment Corp. (a)	318	34,917
Partron Co., Ltd.	1,120	18,394
Sam Young Electronics Co., Ltd.	3,700	30,263
Samsung Electro-Mechanics Co., Ltd.	838	67,294
Samsung Electronics Co., Ltd. GDR	3,081	1,965,678
Samsung SDI Co., Ltd.	498	86,887
Seoul Semiconductor Co., Ltd.	748	28,224
SK C&C Co., Ltd.	342	36,597
SK Hynix, Inc. (a)	7,000	197,036

		2,787,491

SPAIN — 1.6%
Amadeus IT Holding SA	4,631	164,241
Indra Sistemas SA	1,848	27,730

		191,971

SWEDEN — 4.9%
Hexagon AB, (Class B)	3,147	94,952
Telefonaktiebolaget LM Ericsson (Class B)	36,826	490,203

		585,155

SWITZERLAND — 1.1%
Logitech International SA	2,421	21,312
STMicroelectronics NV	8,624	79,499
Temenos Group AG (a)(b)	1,259	30,979

		131,790

UNITED KINGDOM — 5.2%
ARM Holdings PLC	16,342	260,937
Aveva Group PLC	1,325	55,745
Diploma PLC	3,971	41,992
Imagination Technologies Group PLC (a)(b)	3,454	18,235
Spectris PLC	2,003	71,555
Spirent Communications PLC	12,025	24,848
Telecity Group PLC	3,419	45,955
The Sage Group PLC	19,542	104,369

		623,636

TOTAL COMMON STOCKS —
(Cost $12,082,528)		11,988,906

WARRANTS — 0.0% (c)
FRANCE — 0.0% (c)
UbiSoft Entertainment SA (expiring 10/10/13) (a) (Cost $0)	2,722	1,474

SHORT TERM INVESTMENTS — 1.4%
UNITED STATES — 1.4%
MONEY MARKET FUNDS — 1.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	139,316	139,316
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	32,199	32,199

TOTAL SHORT TERM INVESTMENTS —
(Cost $171,515)		171,515

TOTAL INVESTMENTS — 101.3%
(Cost $12,254,043)		12,161,895
OTHER ASSETS & LIABILITIES — (1.3)%		(154,858)

NET ASSETS — 100.0%		$12,007,037

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 3.1%
Telstra Corp., Ltd. (a)	214,141	$995,155
TPG Telecom, Ltd.	13,831	56,128

		1,051,283

AUSTRIA — 0.3%
Telekom Austria AG	12,936	108,532

BELGIUM — 0.6%
Belgacom SA	7,025	186,860

CANADA — 5.5%
BCE, Inc.	10,113	431,825
Bell Aliant, Inc. (a)	6,199	154,689
Rogers Communications, Inc. (Class B)	18,501	795,728
TELUS Corp. (b)	2,106	69,947
TELUS Corp. (b)(c)	12,474	413,139

		1,865,328

DENMARK — 0.7%
TDC A/S	26,367	223,248

FINLAND — 0.6%
Elisa Oyj	8,476	202,164

FRANCE — 8.9%
France Telecom SA	106,510	1,336,380
Iliad SA	1,109	258,957
Vivendi SA	61,109	1,406,657

		3,001,994

GERMANY — 6.2%
Deutsche Telekom AG	130,642	1,894,880
Freenet AG (c)	4,810	116,450
Telefonica Deutschland Holding AG	7,997	63,165

		2,074,495

GREECE — 0.3%
Hellenic Telecommunications Organization SA (c)	10,243	106,764

HONG KONG — 0.6%
HKT Trust/HKT, Ltd.	108,869	102,199
PCCW, Ltd.	249,000	110,129

		212,328

ISRAEL — 0.5%
Bezeq The Israeli Telecommunication Corp., Ltd.	89,210	163,948

ITALY — 1.7%
Telecom Italia SpA (b)	479,146	395,644
Telecom Italia SpA (b)	254,408	169,056

		564,700

JAPAN — 18.6%
KDDI Corp.	26,362	1,354,033
Nippon Telegraph & Telephone Corp.	21,281	1,101,732
NTT DoCoMo, Inc.	66,300	1,075,665
Softbank Corp.	39,085	2,704,582

		6,236,012

LUXEMBOURG — 1.1%
COLT Telecom Group SA (c)	46,793	88,279
Millicom International Cellular SA (a)	3,294	291,035

		379,314

NETHERLANDS — 1.4%
Koninklijke (Royal) KPN NV (c)	148,695	474,017

NEW ZEALAND — 0.4%
Telecom Corporation of New Zealand, Ltd. (a)	64,556	125,012

NORWAY — 2.4%
Telenor ASA	34,777	794,506

PORTUGAL — 0.6%
Portugal Telecom SGPS SA	42,382	191,101

SINGAPORE — 3.6%
Singapore Telecommunications, Ltd.	356,539	1,059,885
StarHub, Ltd. (a)	48,000	164,112

		1,223,997

SOUTH KOREA — 2.3%
KT Corp. ADR (a)	14,214	238,369
LG Uplus Corp. (c)	10,060	108,119
SK Telecom Co., Ltd. ADR (a)	18,611	422,470

		768,958

SPAIN — 7.9%
Telefonica SA (c)	170,316	2,653,612

SWEDEN — 2.9%
Tele2 AB	15,668	200,512
TeliaSonera AB	100,304	768,939

		969,451

SWITZERLAND — 1.5%
Swisscom AG	1,059	508,976

UNITED KINGDOM — 27.8%
BT Group PLC	340,514	1,888,090
Cable & Wireless Communications PLC	135,344	86,859
Inmarsat PLC	25,439	292,079
Jazztel PLC (c)	10,754	116,909
TalkTalk Telecom Group PLC	28,121	110,022
Vodafone Group PLC	1,959,075	6,852,652

		9,346,611

TOTAL COMMON STOCKS —
(Cost $29,923,674)		33,433,211

SHORT TERM INVESTMENTS — 4.8%
UNITED STATES — 4.8%
MONEY MARKET FUNDS — 4.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	1,185,249	1,185,249
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	433,837	433,837

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,619,086)		1,619,086

TOTAL INVESTMENTS — 104.3%
(Cost $31,542,760)		35,052,297
OTHER ASSETS & LIABILITIES — (4.3)%		(1,434,370)

NET ASSETS — 100.0%		$33,617,927

See accompanying notes to financial statements.

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 3.8%
AGL Energy, Ltd.	47,067	$678,634
APA Group (a)	63,953	357,001
DUET Group	48,707	99,285
Energy World Corp., Ltd. (b)	32,052	14,536
Envestra, Ltd.	150,643	154,240
SP AusNet (a)	123,701	138,800
Spark Infrastructure Group (a)	52,068	80,819

		1,523,315

AUSTRIA — 0.4%
Verbund AG (a)	7,176	162,512

CANADA — 4.6%
Algonquin Power & Utilities Corp. (a)	11,759	72,529
ATCO, Ltd. (Class I) (a)	5,396	234,602
Atlantic Power Corp.	8,023	34,499
Canadian Utilities, Ltd. (Class A)	8,807	303,563
Capital Power Corp.	5,077	105,007
Emera, Inc.	7,663	222,085
Fortis, Inc. (a)	15,747	479,350
Just Energy Group, Inc. (a)	5,345	34,059
Northland Power, Inc. (a)	6,147	93,589
TransAlta Corp. (a)	20,867	271,622

		1,850,905

CHINA — 1.0%
ENN Energy Holdings, Ltd. (a)	74,000	411,262

FINLAND — 1.9%
Fortum Oyj (a)	33,207	748,878

FRANCE — 11.2%
EDF SA	20,608	652,209
GDF Suez	113,305	2,848,181
Sechilienne-Sidec SA	3,678	73,934
Suez Environnement Co.	17,281	280,476
Veolia Environnement SA	36,367	621,506

		4,476,306

GERMANY — 9.6%
E.ON AG	146,708	2,611,477
RWE AG	35,867	1,220,582

		3,832,059

HONG KONG — 7.9%
Cheung Kong Infrastructure Holdings, Ltd.	38,000	263,373
CLP Holdings, Ltd.	134,500	1,095,230
Hong Kong & China Gas Co., Ltd.	405,021	974,539
Hongkong Electric Holdings, Ltd.	90,000	805,400

		3,138,542

ITALY — 8.6%
A2A SpA	103,110	100,773
Enel Green Power SpA	105,751	226,893
Enel SpA	477,145	1,829,154
Hera SpA	46,613	94,016
Iren SpA	21,776	26,588
Snam Rete Gas SpA	129,227	654,931
Terna Rete Elettrica Nationale SpA	107,323	484,647

		3,417,002

JAPAN — 15.4%
Chubu Electric Power Co., Inc.	49,288	676,093
Electric Power Development Co., Ltd.	9,700	316,331
Hokkaido Electric Power Co., Inc. (b)	13,200	177,973
Hokuriku Electric Power Co.	16,894	246,889
Japan Wind Development Co., Ltd. (b)	700	4,894
Kyushu Electric Power Co., Inc. (b)	35,892	512,456
Osaka Gas Co., Ltd.	132,958	566,384
Saibu Gas Co., Ltd.	11,000	26,792
Shikoku Electric Power Co., Inc. (b)	13,300	225,948
Shizuoka Gas Co., Ltd.	1,500	10,211
The Chugoku Electric Power Co., Inc.	22,487	357,500
The Kansai Electric Power Co., Inc. (b)	58,298	748,591
The Okinawa Electric Power Co., Inc.	500	17,274
The Tokyo Electric Power Co., Inc. (b)	84,999	529,268
Toho Gas Co., Ltd.	44,000	230,482
Tohoku Electric Power Co., Inc. (b)	40,272	494,961
Tokyo Gas Co., Ltd.	178,958	981,191

		6,123,238

NEW ZEALAND — 0.5%
Contact Energy, Ltd.	7,795	35,124
Infratil, Ltd.	9,093	18,745
Vector, Ltd. (a)	60,362	133,230

		187,099

PORTUGAL — 1.5%
EDP — Energias de Portugal SA (a)	159,721	583,757

SOUTH KOREA — 1.3%
Korea Electric Power Corp. ADR (b)	38,047	534,180

SPAIN — 9.7%
Acciona SA (a)	2,098	119,435
EDP Renovaveis SA	32,524	169,104
Enagas SA	16,021	392,857
Endesa SA (b)	6,217	162,043
Gas Natural SDG SA	26,929	562,461
Iberdrola SA (a)	337,150	1,960,167
Red Electrica Corporacion SA	8,739	497,669

		3,863,736

UNITED KINGDOM — 22.1%
APR Energy PLC (a)	1,295	20,374
Centrica PLC	367,032	2,197,391
Drax Group PLC	30,500	337,098
National Grid PLC	263,315	3,114,940
Pennon Group PLC	26,382	298,634
Scottish & Southern Energy PLC	70,726	1,688,226
Severn Trent PLC	19,157	546,932
United Utilities Group PLC	52,962	592,647

		8,796,242

TOTAL COMMON STOCKS —
(Cost $39,934,920)		39,649,033

SHORT TERM INVESTMENTS — 4.3%
UNITED STATES — 4.3%
MONEY MARKET FUNDS — 4.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	1,320,157	1,320,157

See accompanying notes to financial statements.

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	405,720	$405,720

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,725,877)		1,725,877

TOTAL INVESTMENTS — 103.8%
(Cost $41,660,797)		41,374,910
OTHER ASSETS & LIABILITIES — (3.8)%		(1,506,556)

NET ASSETS — 100.0%		$39,868,354

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2013

								SPDR S&P Emerging
	SPDR STOXX	SPDR EURO	SPDR S&P Emerging	SPDR S&P Small Cap Emerging			SPDR S&P Emerging	Markets	SPDR S&P	SPDR S&P Emerging	SPDR S&P Emerging
	Europe	STOXX	Asia Pacific	Asia Pacific	SPDR S&P Russia	SPDR S&P	Markets	Dividend	BRIC	Europe	Latin America
	50 ETF	50 ETF	ETF	ETF	ETF	China ETF	ETF	ETF	40 ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$108,910,034	$3,280,177,119	$392,368,145	$2,134,508	$31,062,848	$895,650,471	$185,529,073	$532,366,680	$246,222,237	$76,277,194	$70,211,346
Investments in securities of affiliated issuers, at value (Note 3)	2,993,360	123,402,523	23,036,063	81,706	447,919	100,390,607	16,266,720	72,874,177	12,514,309	3,528,578	11,161,376

Total Investments	111,903,394	3,403,579,642	415,404,208	2,216,214	31,510,767	996,041,078	201,795,793	605,240,857	258,736,546	79,805,772	81,372,722
Foreign currency, at value	326,791	5,421,213	6,208,352	33,435	121,421	1,233,059	2,588,574	3,462,866	347,984	113,401	103,144
Initial margin deposit on futures	—	—	—	—	—	—	149,915	—	—	—	—
Receivable for investments sold	863	—	—	—	494,880	—	8,999	1,093,566	—	—	43,286
Receivable for foreign taxes recoverable	119,464	1,391,421	—	—	—	—	—	—	—	17	—
Dividends and interest receivable — unaffiliated issuers	132,455	1,336,027	744,981	2,958	14,108	2,003,177	349,803	3,111,398	395,324	156,518	206,467
Dividends receivable — affiliated issuers	6	103	81	1	25	36	98	155	43	32	15

TOTAL ASSETS	112,482,973	3,411,728,406	422,357,622	2,252,608	32,141,201	999,277,350	204,893,182	612,908,842	259,479,897	80,075,740	81,725,634

LIABILITIES
Payable upon return of securities loaned	2,491,832	115,479,471	21,583,792	81,345	447,919	100,375,105	15,039,490	64,648,844	11,751,632	3,486,432	11,046,198
Payable for investments purchased	20,475	1,043,870	—	—	272,336	—	—	—	—	—	—
Due to custodian	—	—	—	—	109,761	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—	37,360	—	—	—	—
Distributions payable	490,041	7,916,336	—	—	—	—	—	8,679,049	—	—	—
Accrued advisory fee (Note 3)	61,209	2,024,512	562,704	3,473	47,179	1,278,869	289,030	746,836	287,369	103,805	104,323
Deferred foreign taxes payable	—	—	750,621	5,790	—	—	115,640	182,592	—	—	—
Accrued trustees’ fees and expenses (Note 3)	46	1,483	335	2	27	765	152	351	215	65	78

TOTAL LIABILITIES	3,063,603	126,465,672	22,897,452	90,610	877,222	101,654,739	15,481,672	74,257,672	12,039,216	3,590,302	11,150,599

NET ASSETS	$109,419,370	$3,285,262,734	$399,460,170	$2,161,998	$31,263,979	$897,622,611	$189,411,510	$538,651,170	$247,440,681	$76,485,438	$70,575,035

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$130,539,286	$3,002,965,294	$406,078,330	$1,896,362	$44,853,071	$996,786,237	$213,585,591	$634,826,237	$363,616,244	$134,461,786	$109,456,230
Undistributed (distribution in excess of) net investment income	(107,213)	(7,250,958)	3,576,922	40,569	176,955	5,299,506	1,289,206	(1,642,479)	1,102,194	452,011	187,682
Accumulated net realized gain (loss) on investments, foreign currency transactions and futures	(23,658,935)	(136,932,831)	(23,961,059)	128,566	(3,176,051)	(78,126,923)	(8,559,006)	(62,704,611)	(84,828,597)	(33,209,867)	(17,071,450)
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $0, $0, $0, $0, $0, $0, $365,184, $0, $0, $0, respectively)	2,638,719	426,417,562	13,678,187	96,527	(10,590,087)	(26,336,129)	(16,865,171)	(31,809,850)	(32,449,132)	(25,224,906)	(21,993,283)
Foreign currency	7,513	63,667	87,790	(26)	91	(80)	(1,750)	(18,127)	(28)	6,414	(4,144)
Futures	—	—	—	—	—	—	(37,360)	—	—	—	—

NET ASSETS	$109,419,370	$3,285,262,734	$399,460,170	$2,161,998	$31,263,979	$897,622,611	$189,411,510	$538,651,170	$247,440,681	$76,485,438	$70,575,035

NET ASSET VALUE PER SHARE
Net asset value per share	$36.47	$38.33	$75.37	$43.24	$27.19	$74.18	$63.14	$40.34	$23.34	$40.26	$64.16

Shares outstanding (unlimited amount authorized, $0.01 par value)	3,000,370	85,700,967	5,300,000	50,000	1,150,000	12,100,000	3,000,000	13,350,000	10,600,000	1,900,000	1,100,000

COST OF INVESTMENTS:
Unaffiliated issuers	$106,271,315	$2,853,759,557	$377,939,337	$2,032,191	$41,652,935	$921,986,600	$202,278,604	$563,993,938	$278,671,369	$101,502,100	$92,204,629
Affiliated issuers	2,993,360	123,402,523	23,036,063	81,706	447,919	100,390,607	16,266,720	72,874,177	12,514,309	3,528,578	11,161,376

Total cost of investments	$109,264,675	$2,977,162,080	$400,975,400	$2,113,897	$42,100,854	$1,022,377,207	$218,545,324	$636,868,115	$291,185,678	$105,030,678	$103,366,005

Foreign currency, at cost	$325,153	$5,405,557	$6,122,854	$33,475	$121,330	$1,233,120	$2,590,241	$3,460,537	$348,024	$111,049	$102,966

* Includes investments in securities on loan, at value	$2,337,240	$108,935,863	$20,061,664	$69,266	$430,347	$93,635,532	$14,118,639	$59,999,219	$11,189,601	$3,285,259	$10,451,100

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
September 30, 2013

	SPDR S&P Emerging					SPDR S&P Global
	Middle			SPDR Dow Jones International	SPDR S&P Global	Natural
	East & Africa		SPDR S&P International	Real Estate	Infrastructure	Resources		SPDR MSCI	SPDR MSCI EM	SPDR Russell/Nomura	SPDR Russell/Nomura
	ETF	SPDR S&P World ex-US ETF	Small Cap ETF	ETF	ETF	ETF	SPDR MSCI ACWI ex-US ETF	ACWI IMI ETF	50 ETF	PRIME Japan ETF	Small Cap Japan ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$67,263,874	$682,271,075	$802,210,576	$4,032,542,536	$52,051,175	$404,695,671	$489,215,417	$5,699,099	$2,342,089	$125,913,631	$96,811,762
Investments in securities of affiliated issuers, at value (Note 3)	8,588,628	57,205,746	90,097,816	141,732,229	8,112,136	32,785,322	40,507,207	900,362	100,333	28,698,956	20,422,321

Total Investments	75,852,502	739,476,821	892,308,392	4,174,274,765	60,163,311	437,480,993	529,722,624	6,599,461	2,442,422	154,612,587	117,234,083
Cash	—	5,115	—	27,901	—	18,643	1,833	48	81	—	—
Foreign currency, at value	737,074	3,746,421	9,511,356	6,567,765	94,969	1,820,639	2,631,076	78,244	5,117	36,656	263,988
Receivable for investments sold	51,119	—	—	—	1,607,320	—	—	—	—	—	—
Receivable for fund shares sold	—	—	—	4,190,396	—	—	—	—	—	—	—
Receivable for foreign taxes recoverable	—	269,136	128,079	852,989	34,361	152,467	199,985	2,517	—	—	—
Dividends and interest receivable — unaffiliated issuers	28,328	1,902,084	2,685,200	8,542,204	147,714	399,043	1,422,602	12,708	3,245	867,602	565,203
Dividends receivable — affiliated issuers	—	71	29	517	5	79	43	1	—	13	4

TOTAL ASSETS	76,669,023	745,399,648	904,633,056	4,194,456,537	62,047,680	439,871,864	533,978,163	6,692,979	2,450,865	155,516,858	118,063,278

LIABILITIES
Payable upon return of securities loaned	8,586,936	56,101,398	89,616,860	106,184,532	8,057,213	31,623,253	39,684,611	869,026	92,838	28,480,765	20,324,113
Payable for investments purchased	446,058	—	—	9,738,518	1,708,064	67,740	—	—	—	—	—
Distributions payable	—	—	—	26,742,617	—	—	—	—	—	—	—
Accrued advisory fee (Note 3)	101,202	542,476	1,144,413	5,673,475	65,635	417,623	396,277	3,570	2,818	124,954	132,712
Deferred foreign taxes payable	—	—	—	78,713	—	—	72,606	47	—	—	—
Accrued trustees’ fees and expenses (Note 3)	61	425	573	139,628	48	365	324	4	2	30	60

TOTAL LIABILITIES	9,134,257	56,644,299	90,761,846	148,557,483	9,830,960	32,108,981	40,153,818	872,647	95,658	28,605,749	20,456,885

NET ASSETS	$67,534,766	$688,755,349	$813,871,210	$4,045,899,054	$52,216,720	$407,762,883	$493,824,345	$5,820,332	$2,355,207	$126,911,109	$97,606,393

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$97,599,755	$594,318,552	$793,597,141	$4,213,534,854	$71,240,724	$478,811,529	$566,911,924	$5,000,000	$2,516,839	$127,758,521	$106,764,260
Undistributed (distribution in excess of) net investment income	609,789	3,473,984	7,402,345	(134,416,995)	708,703	2,887,492	2,784,587	31,067	11,886	790,129	573,482
Accumulated net realized gain (loss) on investments and foreign currency transactions	(22,260,953)	(5,216,926)	(34,654,647)	(596,561,679)	(15,263,718)	(52,310,496)	(61,981,769)	8,771	(119,103)	(1,297,670)	(6,002,132)
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $0, $0, $78,713, $0, $0, $0, $0, $0, $0, $0, respectively)	(8,421,594)	96,051,135	47,324,755	563,195,357	(4,469,654)	(21,659,937)	(13,920,331)	780,428	(54,414)	(346,899)	(3,733,891)
Foreign currency	7,769	128,604	201,616	147,517	665	34,295	29,934	66	(1)	7,028	4,674

NET ASSETS	$67,534,766	$688,755,349	$813,871,210	$4,045,899,054	$52,216,720	$407,762,883	$493,824,345	$5,820,332	$2,355,207	$126,911,109	$97,606,393

NET ASSET VALUE PER SHARE
Net asset value per share	$67.53	$28.00	$32.82	$42.00	$43.51	$48.54	$34.29	$58.20	$47.10	$45.33	$51.37

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,000,000	24,600,000	24,800,000	96,335,379	1,200,000	8,400,000	14,400,000	100,000	50,000	2,800,000	1,900,075

COST OF INVESTMENTS:
Unaffiliated issuers	$75,685,468	$586,219,940	$754,885,821	$3,469,268,466	$56,520,829	$426,355,608	$503,063,142	$4,918,624	$2,396,503	$126,260,530	$100,545,653
Affiliated issuers	8,588,628	57,205,746	90,097,816	141,732,229	8,112,136	32,785,322	40,507,207	900,362	100,333	28,698,956	20,422,321

Total cost of investments	$84,274,096	$643,425,686	$844,983,637	$3,611,000,695	$64,632,965	$459,140,930	$543,570,349	$5,818,986	$2,496,836	$154,959,486	$120,967,974

Foreign currency, at cost	$737,834	$3,652,375	$9,335,452	$6,561,162	$94,283	$1,794,068	$2,625,589	$78,389	$5,118	$36,492	$263,280

* Includes investments in securities on loan, at value	$8,161,612	$53,511,801	$84,660,823	$100,962,651	$7,725,540	$30,206,759	$38,268,954	$847,271	$89,937	$27,094,982	$19,372,069

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
September 30, 2013

						SPDR S&P International	SPDR S&P International
						Consumer	Consumer	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International
	SPDR S&P Global	SPDR S&P International		SPDR S&P Emerging	SPDR Dow Jones Global	Discretionary	Staples	Energy	Financial	Health	Industrial
	Dividend	Dividend	SPDR S&P	Markets	Real Estate	Sector	Sector	Sector	Sector	Care Sector	Sector
	ETF	ETF	International Mid Cap ETF	Small Cap ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$9,465,959	$1,301,459,430	$46,245,762	$758,712,817	$1,000,186,198	$18,886,131	$36,583,519	$12,440,295	$6,432,131	$59,936,277	$13,594,604
Investments in securities of affiliated issuers, at value (Note 3)	1,703,919	185,776,381	5,202,972	41,824,257	44,858,790	614,247	632,625	974,098	348,722	411,300	348,236

Total Investments	11,169,878	1,487,235,811	51,448,734	800,537,074	1,045,044,988	19,500,378	37,216,144	13,414,393	6,780,853	60,347,577	13,942,840
Cash	—	—	—	—	9,285	—	—	—	—	—	—
Foreign currency, at value	10,076	1,819,153	285,424	2,977,422	1,212,958	60,692	237,920	57,228	77,163	336,541	72,475
Receivable for investments sold	—	—	—	15,826,384	—	—	—	—	—	—	—
Receivable for foreign taxes recoverable	173	589,451	12,916	11,572	61,042	4,595	57,263	2,090	1,940	97,164	6,329
Dividends and interest receivable — unaffiliated issuers	21,554	5,198,115	142,976	1,199,167	2,357,674	42,433	90,882	15,719	21,875	163,962	36,324
Dividends receivable — affiliated issuers	1	233	5	274	141	2	3	—	2	2	2
Due from Investment Adviser	—	—	—	86,411	—	—	—	—	—	—	—

TOTAL ASSETS	11,201,682	1,494,842,763	51,890,055	820,638,304	1,048,686,088	19,608,100	37,602,212	13,489,430	6,881,833	60,945,246	14,057,970

LIABILITIES
Payable upon return of securities loaned	1,642,756	169,072,196	5,111,266	32,762,843	36,032,319	586,985	431,089	848,710	319,909	301,903	284,325
Payable for investments purchased	449	—	330,243	459,495	660,008	91	—	—	—	—	—
Due to custodian	—	—	—	440,335	—	—	—	—	—	—	—
Payable for fund shares repurchased	—	—	—	23,234,966	—	—	—	—	—	—	—
Distributions payable	53,221	19,391,954	—	—	7,381,499	22,956	184,076	90,528	25,758	89,559	18,995
Accrued advisory fee (Note 3)	6,290	1,461,769	49,072	1,279,642	1,225,843	22,117	45,526	15,385	8,403	74,676	14,897
Deferred foreign taxes payable	—	89,883	—	994,295	8,372	—	—	—	—	—	—
Accrued trustees’ fees and expenses (Note 3)	5	965	29	676	657	8	22	9	5	33	8

TOTAL LIABILITIES	1,702,721	190,016,767	5,490,610	59,172,252	45,308,698	632,157	660,713	954,632	354,075	466,171	318,225

NET ASSETS	$9,498,961	$1,304,825,996	$46,399,445	$761,466,052	$1,003,377,390	$18,975,943	$36,941,499	$12,534,798	$6,527,758	$60,479,075	$13,739,745

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$9,183,687	$1,436,923,050	$39,503,072	$898,886,667	$970,711,703	$16,307,334	$33,224,444	$14,720,580	$7,915,425	$53,332,213	$13,678,494
Undistributed (distribution in excess of) net investment income	13,226	3,946,190	449,668	9,096,769	(14,482,696)	100,029	(27,093)	23,087	112,024	47,578	117,992
Accumulated net realized gain (loss) on investments and foreign currency transactions	26,313	(174,877,537)	3,056,329	(35,634,851)	(18,239,845)	(27,463)	(41,573)	(655,430)	(1,016,973)	(500,079)	(399,785)
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $0, $0, $0, $8,372, $0, $0, $0, $0, $0, $0, respectively)	275,398	38,768,617	3,386,152	(110,876,187)	65,380,225	2,594,115	3,781,487	(1,553,551)	(484,071)	7,592,628	342,605
Foreign currency	337	65,676	4,224	(6,346)	8,003	1,928	4,234	112	1,353	6,735	439

NET ASSETS	$9,498,961	$1,304,825,996	$46,399,445	$761,466,052	$1,003,377,390	$18,975,943	$36,941,499	$12,534,798	$6,527,758	$60,479,075	$13,739,745

NET ASSET VALUE PER SHARE
Net asset value per share	$63.33	$46.60	$33.14	$46.15	$42.16	$37.95	$38.89	$25.07	$21.76	$41.71	$30.53

Shares outstanding (unlimited amount authorized, $0.01 par value)	150,000	28,001,326	1,400,000	16,500,000	23,800,000	500,000	950,000	500,000	300,000	1,450,000	450,000

COST OF INVESTMENTS:
Unaffiliated issuers	$9,190,561	$1,262,600,930	$42,859,610	$868,594,709	$934,797,600	$16,292,016	$32,802,032	$13,993,846	$6,916,202	$52,343,649	$13,251,999
Affiliated issuers	1,703,919	185,776,381	5,202,972	41,824,257	44,858,790	614,247	632,625	974,098	348,722	411,300	348,236

Total cost of investments	$10,894,480	$1,448,377,311	$48,062,582	$910,418,966	$979,656,390	$16,906,263	$33,434,657	$14,967,944	$7,264,924	$52,754,949	$13,600,235

Foreign currency, at cost	$10,002	$1,811,709	$283,282	$2,974,956	$1,221,286	$59,239	$236,630	$57,220	$76,135	$334,923	$72,519

* Includes investments in securities on loan, at value	$1,613,623	$162,540,609	$4,877,605	$37,300,558	$34,463,933	$561,099	$403,918	$829,930	$317,058	$285,777	$267,724

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
September 30, 2013

	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International
	Materials	Technology	Telecommunications	Utilities
	Sector	Sector	Sector	Sector
	ETF	ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$9,272,976	$11,990,380	$33,433,211	$39,649,033
Investments in securities of affiliated issuers, at value (Note 3)	580,272	171,515	1,619,086	1,725,877

Total Investments	9,853,248	12,161,895	35,052,297	41,374,910
Cash	475	—	—	—
Foreign currency, at value	43,882	32,645	87,929	73,652
Receivable for investments sold	—	578,524	348,995	—
Receivable for foreign taxes recoverable	6,129	1,603	19,141	17,558
Dividends and interest receivable — unaffiliated issuers	16,250	19,808	83,670	88,738
Dividends receivable — affiliated issuers	1	1	9	5

TOTAL ASSETS	9,919,985	12,794,476	35,592,041	41,554,863

LIABILITIES
Payable upon return of securities loaned	532,054	139,316	1,185,249	1,320,157
Payable for investments purchased	—	625,613	639,986	—
Distributions payable	43,770	8,271	107,524	326,806
Accrued advisory fee (Note 3)	11,262	14,229	41,331	39,524
Accrued trustees’ fees and expenses (Note 3)	8	10	24	22

TOTAL LIABILITIES	587,094	787,439	1,974,114	1,686,509

NET ASSETS	$9,332,891	$12,007,037	$33,617,927	$39,868,354

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$13,652,441	$12,418,680	$31,358,539	$41,596,195
Undistributed (distribution in excess of) net investment income	95,475	93,663	14,152	(162,572)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(634,442)	(413,821)	(1,267,680)	(1,282,045)
Net unrealized appreciation (depreciation) on:
Investments	(3,781,560)	(92,148)	3,509,537	(285,887)
Foreign currency	977	663	3,379	2,663

NET ASSETS	$9,332,891	$12,007,037	$33,617,927	$39,868,354

NET ASSET VALUE PER SHARE
Net asset value per share	$23.33	$30.02	$26.89	$17.72

Shares outstanding (unlimited amount authorized, $0.01 par value)	400,000	400,000	1,250,000	2,250,000

COST OF INVESTMENTS:
Unaffiliated issuers	$13,054,536	$12,082,528	$29,923,674	$39,934,920
Affiliated issuers	580,272	171,515	1,619,086	1,725,877

Total cost of investments	$13,634,808	$12,254,043	$31,542,760	$41,660,797

Foreign currency, at cost	$43,231	$32,413	$86,532	$72,502

* Includes investments in securities on loan, at value	$503,514	$130,803	$1,134,785	$1,243,155

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2013

								SPDR S&P Emerging
	SPDR STOXX	SPDR EURO	SPDR S&P Emerging	SPDR S&P Small Cap Emerging			SPDR S&P Emerging	Markets	SPDR S&P	SPDR S&P Emerging	SPDR S&P Emerging
	Europe	STOXX	Asia Pacific	Asia Pacific	SPDR S&P Russia	SPDR S&P	Markets	Dividend	BRIC	Europe	Latin America
	50 ETF	50 ETF	ETF	ETF	ETF	China ETF	ETF	ETF	40 ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$2,380,743	$78,787,661	$12,984,862	$64,505	$1,322,147	$29,534,980	$5,995,208	$31,942,432	$9,238,953	$3,024,011	$3,169,611
Dividend income on securities of affiliated issuers (Note 3)	65	2,118	1,326	23	322	1,062	2,355	1,209	574	296	427
Affiliated securities lending — net (Note 3 and Note 8)	32,917	2,599,230	192,251	2,809	722	1,389,551	62,851	659,931	57,513	11,352	41,088
Interest income (Note 2)	—	—	6,132	23	—	—	7,530	4,812	—	—	—
Foreign taxes withheld	(175,172)	(9,608,748)	(1,419,958)	(8,499)	(223,630)	(2,363,677)	(712,626)	(4,055,412)	(1,118,182)	(459,503)	(278,667)

TOTAL INVESTMENT INCOME (LOSS)	2,238,553	71,780,261	11,764,613	58,861	1,099,561	28,561,916	5,355,318	28,552,972	8,178,858	2,576,156	2,932,459

EXPENSES
Advisory fee (Note 3)	172,382	5,597,583	2,540,969	14,142	204,993	5,797,751	1,152,540	2,671,597	1,382,949	495,274	588,317
Trustees’ fees and expenses (Note 3)	861	25,130	8,176	42	727	17,911	3,478	7,033	5,726	1,685	2,131
Miscellaneous expenses	116	7,793	13,137	—	2,818	18,697	3,579	25,103	7,725	1,025	2,206

TOTAL EXPENSES	173,359	5,630,506	2,562,282	14,184	208,538	5,834,359	1,159,597	2,703,733	1,396,400	497,984	592,654

NET INVESTMENT INCOME	2,065,194	66,149,755	9,202,331	44,677	891,023	22,727,557	4,195,721	25,849,239	6,782,458	2,078,172	2,339,805

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(3,132,282)	(30,266,612)	3,994,110	132,428	(1,344,659)	18,896,683	3,480,624	(35,359,928)	(1,296,449)	(2,330,836)	(8,539,639)
Foreign currency transactions	27,566	132,471	(384,866)	3,921	69	(80,058)	(251,055)	(769,150)	(15,338)	(4,065)	(53,207)
Futures	—	—	—	—	—	—	172,362	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $0, $0, $0, $0, $0, $0, $0, $365,184, $0, $0, $0, respectively)	12,034,673	444,764,443	7,110,253	2,376	77,537	68,101,325	(7,877,573)	(20,145,806)	4,799,927	740,688	(1,961,913)
Foreign currency transactions	1,619	75,055	65,680	82	—	(1,374)	30,232	(54,379)	(179)	3,689	(645)
Futures	—	—	—	—	—	—	(11,855)	—	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS AND FUTURES	8,931,576	414,705,357	10,785,177	138,807	(1,267,053)	86,916,576	(4,457,265)	(56,329,263)	3,487,961	(1,590,524)	(10,555,404)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$10,996,770	$480,855,112	$19,987,508	$183,484	$(376,030)	$109,644,133	$(261,544)	$(30,480,024)	$10,270,419	$487,648	$(8,215,599)

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Year Ended September 30, 2013

	SPDR S&P Emerging					SPDR S&P Global
	Middle			SPDR Dow Jones International	SPDR S&P Global	Natural
	East & Africa		SPDR S&P International	Real Estate	Infrastructure	Resources		SPDR MSCI	SPDR MSCI EM	SPDR Russell/Nomura	SPDR Russell/Nomura
	ETF	SPDR S&P World ex-US ETF	Small Cap ETF	ETF	ETF	ETF	SPDR MSCI ACWI ex-US ETF	ACWI IMI ETF	50 ETF	PRIME Japan ETF	Small Cap Japan ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$2,487,307	$18,245,581	$21,342,560	$148,649,220	$3,400,441	$14,948,940	$13,863,803	$149,624	$70,852	$1,138,450	$1,492,356
Dividend income on securities of affiliated issuers (Note 3)	219	1,172	1,905	10,520	232	1,414	669	43	7	77	182
Affiliated securities lending — net (Note 3 and Note 8)	32,229	393,723	828,863	1,169,461	42,858	203,791	263,629	1,277	96	9,787	87,641
Interest income (Note 2)	—	999	4,861	2,693	—	681	898	13	—	—	—
Foreign taxes withheld	(284,671)	(1,413,136)	(1,530,480)	(13,108,726)	(201,157)	(988,091)	(1,152,372)	(7,788)	(9,620)	(81,352)	(106,385)

TOTAL INVESTMENT INCOME (LOSS)	2,235,084	17,228,339	20,647,709	136,723,168	3,242,374	14,166,735	12,976,627	143,169	61,335	1,066,962	1,473,794

EXPENSES
Advisory fee (Note 3)	462,379	1,868,295	4,354,064	21,870,342	307,297	1,871,347	1,420,322	13,498	12,390	199,028	429,362
Trustees’ fees and expenses (Note 3)	1,634	8,577	13,415	64,233	962	8,410	7,589	88	47	355	1,327
Miscellaneous expenses	350	1,644	10,376	7,022	75	420	406	—	35	—	33

TOTAL EXPENSES	464,363	1,878,516	4,377,855	21,941,597	308,334	1,880,177	1,428,317	13,586	12,472	199,383	430,722

NET INVESTMENT INCOME	1,770,721	15,349,823	16,269,854	114,781,571	2,934,040	12,286,558	11,548,310	129,583	48,863	867,579	1,043,072

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(141,241)	1,036,227	1,917,864	(28,198,007)	(4,433,193)	(24,418,291)	2,415,124	8,543	(157,050)	1,571,895	(105,557)
Foreign currency transactions	15,499	(143,138)	(418,611)	(2,057,930)	(7,942)	(20,814)	(95,580)	(795)	(837)	(22,885)	(110,009)
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $0, $0, $0, $78,713, $0, $0, $0, $0, $0, $0, $0, respectively)	(3,944,793)	83,284,990	131,255,415	356,924,900	9,025,360	(8,683,229)	49,095,351	808,395	188,953	3,249,719	15,244,405
Foreign currency transactions	4,607	130,897	103,261	28,747	3,511	21,916	35,295	(437)	(19)	3,369	(13,997)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(4,065,928)	84,308,976	132,857,929	326,697,710	4,587,736	(33,100,418)	51,450,190	815,706	31,047	4,802,098	15,014,842

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(2,295,207)	$99,658,799	$149,127,783	$441,479,281	$7,521,776	$(20,813,860)	$62,998,500	$945,289	$79,910	$5,669,677	$16,057,914

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Year Ended September 30, 2013

						SPDR S&P International	SPDR S&P International
						Consumer	Consumer	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International
	SPDR S&P Global	SPDR S&P International		SPDR S&P Emerging	SPDR Dow Jones Global	Discretionary	Staples	Energy	Financial	Health	Industrial
	Dividend	Dividend	SPDR S&P	Markets	Real Estate	Sector	Sector	Sector	Sector	Care Sector	Sector
	ETF (1)	ETF	International Mid Cap ETF	Small Cap ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$90,157	$97,733,331	$1,063,926	$24,817,779	$28,480,503	$286,136	$927,551	$465,127	$271,059	$1,139,323	$296,869
Dividend income on securities of affiliated issuers (Note 3)	4	3,323	46	3,261	2,197	22	93	17	24	36	28
Affiliated securities lending — net (Note 3 and Note 8)	573	2,495,167	29,378	1,786,191	142,374	5,953	12,703	9,321	4,431	12,757	5,105
Interest income (Note 2)	—	36	16	3,275	207	5	—	—	—	—	—
Foreign taxes withheld	(6,550)	(7,967,980)	(82,428)	(3,208,102)	(1,449,284)	(25,252)	(70,980)	(37,584)	(16,968)	(107,519)	(23,682)

TOTAL INVESTMENT INCOME (LOSS)	84,184	92,263,877	1,010,938	23,402,404	27,175,997	266,864	869,367	436,881	258,546	1,044,597	278,320

EXPENSES
Advisory fee (Note 3)	8,401	5,590,883	169,653	5,637,722	4,235,421	52,607	146,454	57,390	32,273	210,644	49,885
Trustees’ fees and expenses (Note 3)	11	20,895	675	16,682	12,931	141	444	213	104	599	174
Miscellaneous expenses	—	14,431	—	8,812	1,453	—	—	—	—	55	—

TOTAL EXPENSES	8,412	5,626,209	170,328	5,663,216	4,249,805	52,748	146,898	57,603	32,377	211,298	50,059

NET INVESTMENT INCOME	75,772	86,637,668	840,610	17,739,188	22,926,192	214,116	722,469	379,278	226,169	833,299	228,261

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	26,147	(47,287,717)	3,789,143	7,140,757	34,019,488	27,810	36,664	(26,338)	237,551	(276,577)	(505,295)
Foreign currency transactions	426	351,819	(11,315)	(517,467)	(192,102)	(4,111)	(1,973)	(1,347)	(2,922)	(3,824)	(8,913)
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $0, $0, $0, $0, $8,372, $0, $0, $0, $0, $0, $0, respectively)	275,398	62,983,382	3,394,057	25,244,281	(10,971,752)	3,228,952	2,837,013	(47,761)	920,248	6,842,155	2,548,226
Foreign currency transactions	337	74,707	3,134	14,337	(284)	1,802	3,942	247	1,335	8,056	417

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	302,308	16,122,191	7,175,019	31,881,908	22,855,350	3,254,453	2,875,646	(75,199)	1,156,212	6,569,810	2,034,435

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$378,080	$102,759,859	$8,015,629	$49,621,096	$45,781,542	$3,468,569	$3,598,115	$304,079	$1,382,381	$7,403,109	$2,262,696

(1)	For the period May 29, 2013 (commencement of operations) to September 30, 2013.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Year Ended September 30, 2013

	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International
	Materials	Technology	Telecommunications	Utilities
	Sector	Sector	Sector	Sector
	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$249,774	$230,340	$1,491,505	$1,311,951
Dividend income on securities of affiliated issuers (Note 3)	16	45	80	57
Affiliated securities lending — net (Note 3 and Note 8)	4,830	9,583	22,779	31,439
Foreign taxes withheld	(18,554)	(22,371)	(102,975)	(112,737)

TOTAL INVESTMENT INCOME (LOSS)	236,066	217,597	1,411,389	1,230,710

EXPENSES
Advisory fee (Note 3)	49,231	66,803	150,728	140,860
Trustees’ fees and expenses (Note 3)	208	246	494	470
Miscellaneous expenses	—	—	45	—

TOTAL EXPENSES	49,439	67,049	151,267	141,330

NET INVESTMENT INCOME	186,627	150,548	1,260,122	1,089,380

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(616,819)	1,140,049	380,047	(384,636)
Foreign currency transactions	(3,101)	(7,384)	(2,344)	5,568
Net change in unrealized appreciation (depreciation) on:
Investments	626,700	1,614,561	5,064,199	3,300,402
Foreign currency transactions	396	432	782	3,158

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	7,176	2,747,658	5,442,684	2,924,492

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$193,803	$2,898,206	$6,702,806	$4,013,872

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR STOXX Europe 50 ETF		SPDR EURO STOXX 50 ETF		SPDR S&P Emerging Asia Pacific ETF		SPDR S&P Small Cap Emerging Asia Pacific ETF		SPDR S&P Russia ETF
								For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	1/11/12*-	Year Ended	Year Ended
	9/30/13	9/30/12	9/30/13	9/30/12	9/30/13	9/30/12	9/30/13	9/30/12	9/30/13	9/30/12

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,065,194	$1,276,066	$66,149,755	$20,634,785	$9,202,331	$8,411,549	$44,677	$82,884	$891,023	$1,041,512
Net realized gain (loss) on investments and foreign currency transactions	(3,104,716)	(3,110,501)	(30,134,141)	(37,116,330)	3,609,244	(1,859,324)	136,349	165,953	(1,344,590)	1,662,740
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	12,036,292	6,624,154	444,839,498	77,036,707	7,175,933	53,204,820	2,458	94,043	77,537	3,465,798

Net increase (decrease) in net assets resulting from operations	10,996,770	4,789,719	480,855,112	60,555,162	19,987,508	59,757,045	183,484	342,880	(376,030)	6,170,050

Net equalization credits and charges (Note 2)	223,606	44,870	7,095,433	5,083,733	—	—	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,238,311)	(1,310,972)	(70,388,040)	(23,665,812)	(9,689,381)	(11,357,965)	(82,790)	—	(1,635,671)	(734,365)
Net realized gains	—	—	—	—	—	(6,448,372)	(159,902)	—	—	—

Total distributions to shareholders	(2,238,311)	(1,310,972)	(70,388,040)	(23,665,812)	(9,689,381)	(17,806,337)	(242,692)	—	(1,635,671)	(734,365)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	62,852,261	9,207,749	1,969,784,076	872,677,121	136,076,085	58,923,157	—	6,000,000	8,112,863	58,954,430
Cost of shares redeemed	—	(4,561,754)	(88,807,992)	(32,103,362)	(136,683,349)	(225,859,690)	—	(4,145,479)	(14,799,855)	(68,038,560)
Net income equalization (Note 2)	(223,606)	(44,870)	(7,095,433)	(5,083,733)	—	—	—	—	—	—
Other capital (Note 4)	—	—	—	—	—	—	—	23,805	—	—

Net increase (decrease) in net assets from beneficial interest transactions	62,628,655	4,601,125	1,873,880,651	835,490,026	(607,264)	(166,936,533)	—	1,878,326	(6,686,992)	(9,084,130)

Net increase (decrease) in net assets during the year	71,610,720	8,124,742	2,291,443,156	877,463,109	9,690,863	(124,985,825)	(59,208)	2,221,206	(8,698,693)	(3,648,445)
Net assets at beginning of year	37,808,650	29,683,908	993,819,578	116,356,469	389,769,307	514,755,132	2,221,206	—	39,962,672	43,611,117

NET ASSETS END OF YEAR (1)	$109,419,370	$37,808,650	$3,285,262,734	$993,819,578	$399,460,170	$389,769,307	$2,161,998	$2,221,206	$31,263,979	$39,962,672

SHARES OF BENEFICIAL INTEREST:
Shares sold	1,800,000	300,000	56,150,000	29,150,000	1,800,000	800,000	—	150,000	300,000	2,100,000
Shares redeemed	—	(150,000)	(2,550,000)	(1,100,000)	(1,800,000)	(3,200,000)	—	(100,000)	(550,000)	(2,400,000)

Net increase (decrease)	1,800,000	150,000	53,600,000	28,050,000	—	(2,400,000)	—	50,000	(250,000)	(300,000)

(1) Including undistributed (distribution in excess of) net investment income	$(107,213)	$38,338	$(7,250,958)	$(3,145,144)	$3,576,922	$4,468,393	$40,569	$71,163	$176,955	$918,715

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P China ETF		SPDR S&P Emerging Markets ETF		SPDR S&P Emerging Markets Dividend ETF		SPDR S&P BRIC 40 ETF		SPDR S&P Emerging Europe ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/13	9/30/12	9/30/13	9/30/12	9/30/13	9/30/12	9/30/13	9/30/12	9/30/13	9/30/12

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$22,727,557	$19,588,798	$4,195,721	$4,196,926	$25,849,239	$16,289,464	$6,782,458	$7,976,747	$2,078,172	$2,231,660
Net realized gain (loss) on investments, foreign currency transactions and futures	18,816,625	19,506,762	3,401,931	1,684,962	(36,129,078)	(27,157,859)	(1,311,787)	7,153,933	(2,334,901)	(12,095,291)
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and futures	68,099,951	34,914,868	(7,859,196)	14,725,547	(20,200,185)	(3,347,306)	4,799,748	30,415,588	744,377	21,663,844

Net increase (decrease) in net assets resulting from operations	109,644,133	74,010,428	(261,544)	20,607,435	(30,480,024)	(14,215,701)	10,270,419	45,546,268	487,648	11,800,213

Net equalization credits and charges (Note 2)	—	—	—	—	915,330	39,699	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(22,082,234)	(17,799,814)	(4,153,364)	(3,935,967)	(25,279,698)	(16,170,078)	(8,143,671)	(8,184,641)	(3,277,881)	(2,483,872)
Net realized gains	—	—	—	(1,641,948)	—	—	—	—	—	—

Total distributions to shareholders	(22,082,234)	(17,799,814)	(4,153,364)	(5,577,915)	(25,279,698)	(16,170,078)	(8,143,671)	(8,184,641)	(3,277,881)	(2,483,872)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	388,373,083	361,916,129	110,762,999	69,497,172	310,124,018	301,310,984	28,801,793	59,300,750	17,309,678	12,293,731
Cost of shares redeemed	(337,502,530)	(276,074,102)	(82,959,082)	(73,110,940)	(17,752,518)	(24,272,187)	(79,812,083)	(174,820,377)	(24,673,060)	(53,887,987)
Net income equalization (Note 2)	—	—	—	—	(915,330)	(39,699)	—	—	—	—
Other capital (Note 4)	4,199	—	—	6,299	523,932	—	—	29,705	—	—

Net increase (decrease) in net assets from beneficial interest transactions	50,874,752	85,842,027	27,803,917	(3,607,469)	291,980,102	276,999,098	(51,010,290)	(115,489,922)	(7,363,382)	(41,594,256)

Net increase (decrease) in net assets during the year	138,436,651	142,052,641	23,389,009	11,422,051	237,135,710	246,653,018	(48,883,542)	(78,128,295)	(10,153,615)	(32,277,915)
Net assets at beginning of year	759,185,960	617,133,319	166,022,501	154,600,450	301,515,460	54,862,442	296,324,223	374,452,518	86,639,053	118,916,968

NET ASSETS END OF YEAR (1)	$897,622,611	$759,185,960	$189,411,510	$166,022,501	$538,651,170	$301,515,460	$247,440,681	$296,324,223	$76,485,438	$86,639,053

SHARES OF BENEFICIAL INTEREST:
Shares sold	5,400,000	5,300,000	1,700,000	1,100,000	6,900,000	6,200,000	1,200,000	2,400,000	400,000	300,000
Shares redeemed	(4,900,000)	(4,400,000)	(1,300,000)	(1,200,000)	(450,000)	(550,000)	(3,500,000)	(7,400,000)	(600,000)	(1,400,000)

Net increase (decrease)	500,000	900,000	400,000	(100,000)	6,450,000	5,650,000	(2,300,000)	(5,000,000)	(200,000)	(1,100,000)

(1) Including undistributed (distribution in excess of) net investment income	$5,299,506	$4,629,404	$1,289,206	$1,515,172	$(1,642,479)	$(576,223)	$1,102,194	$2,475,120	$452,011	$1,655,785

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

					SPDR S&P World
	SPDR S&P Emerging Latin America ETF		SPDR S&P Emerging Middle East & Africa ETF		ex-US ETF		SPDR S&P International Small Cap ETF		SPDR Dow Jones International Real Estate ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/13	9/30/12	9/30/13	9/30/12	9/30/13	9/30/12	9/30/13	9/30/12	9/30/13	9/30/12

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,339,805	$3,095,788	$1,770,721	$3,068,730	$15,349,823	$7,144,437	$16,269,854	$14,964,093	$114,781,571	$99,435,732
Net realized gain (loss) on investments and foreign currency transactions	(8,592,846)	(3,235,928)	(125,742)	(750,461)	893,089	1,664,601	1,499,253	(8,674,720)	(30,255,937)	(11,848,969)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(1,962,558)	14,647,906	(3,940,186)	14,693,957	83,415,887	21,232,877	131,358,676	57,988,318	356,953,647	471,918,778

Net increase (decrease) in net assets resulting from operations	(8,215,599)	14,507,766	(2,295,207)	17,012,226	99,658,799	30,041,915	149,127,783	64,277,691	441,479,281	559,505,541

Net equalization credits and charges (Note 2)	—	—	—	—	—	—	—	—	1,545,942	74,316,078

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,132,567)	(3,522,698)	(1,967,723)	(4,218,267)	(14,411,748)	(5,552,612)	(17,144,709)	(19,547,099)	(229,349,200)	(111,418,761)
Net realized gains	—	—	—	—	—	—	—	(5,368,799)	—	—

Total distributions to shareholders	(2,132,567)	(3,522,698)	(1,967,723)	(4,218,267)	(14,411,748)	(5,552,612)	(17,144,709)	(24,915,898)	(229,349,200)	(111,418,761)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	15,218,912	15,730,530	—	—	197,451,754	276,158,565	74,024,552	21,977,675	836,455,196	949,877,415
Cost of shares redeemed	(48,350,490)	(34,492,351)	(20,188,372)	(26,217,547)	(5,225,766)	(9,044,674)	(71,216,675)	(112,179,707)	(139,344,175)	(257,380,643)
Net income equalization (Note 2)	—	—	—	—	—	—	—	—	(1,545,942)	(74,316,078)
Other capital (Note 4)	—	—	—	—	—	—	—	13,909	—	—

Net increase (decrease) in net assets from beneficial interest transactions	(33,131,578)	(18,761,821)	(20,188,372)	(26,217,547)	192,225,988	267,113,891	2,807,877	(90,188,123)	695,565,079	618,180,694

Net increase (decrease) in net assets during the year	(43,479,744)	(7,776,753)	(24,451,302)	(13,423,588)	277,473,039	291,603,194	134,790,951	(50,826,330)	909,241,102	1,140,583,552
Net assets at beginning of year	114,054,779	121,831,532	91,986,068	105,409,656	411,282,310	119,679,116	679,080,259	729,906,589	3,136,657,952	1,996,074,400

NET ASSETS END OF YEAR (1)	$70,575,035	$114,054,779	$67,534,766	$91,986,068	$688,755,349	$411,282,310	$813,871,210	$679,080,259	$4,045,899,054	$3,136,657,952

SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	200,000	—	—	7,600,000	12,000,000	2,500,000	800,000	19,900,000	26,300,000
Shares redeemed	(700,000)	(500,000)	(300,000)	(400,000)	(200,000)	(400,000)	(2,400,000)	(4,400,000)	(3,400,000)	(7,500,000)

Net increase (decrease)	(500,000)	(300,000)	(300,000)	(400,000)	7,400,000	11,600,000	100,000	(3,600,000)	16,500,000	18,800,000

(1) Including undistributed (distribution in excess of) net investment income	$187,682	$31,346	$609,789	$657,074	$3,473,984	$2,651,414	$7,402,345	$5,403,261	$(134,416,995)	$(38,551,036)

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

					SPDR MSCI ACWI
	SPDR S&P Global Infrastructure ETF		SPDR S&P Global Natural Resources ETF		ex-US ETF		SPDR MSCI ACWI IMI ETF		SPDR MSCI EM 50 ETF
								For the Period		For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	2/27/12*-	Year Ended	2/27/12*-
	9/30/13	9/30/12	9/30/13	9/30/12	9/30/13	9/30/12	9/30/13	9/30/12	9/30/13	9/30/12

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,934,040	$1,436,312	$12,286,558	$6,029,675	$11,548,310	$13,019,584	$129,583	$87,694	$48,863	$86,137
Net realized gain (loss) on investments and foreign currency transactions	(4,441,135)	(2,744,617)	(24,439,105)	(5,330,806)	2,319,544	15,392,332	7,748	(1,581)	(157,887)	(65,964)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	9,028,871	4,125,001	(8,661,313)	30,128,807	49,130,646	27,825,561	807,958	(27,464)	188,934	(243,349)

Net increase (decrease) in net assets resulting from operations	7,521,776	2,816,696	(20,813,860)	30,827,676	62,998,500	56,237,477	945,289	58,649	79,910	(223,176)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,633,933)	(1,483,636)	(11,695,276)	(4,463,333)	(12,088,605)	(13,349,211)	(127,566)	(54,416)	(73,259)	(46,280)
Net realized gains	—	—	—	—	—	—	(1,624)	—	—	—

Total distributions to shareholders	(2,633,933)	(1,483,636)	(11,695,276)	(4,463,333)	(12,088,605)	(13,349,211)	(129,190)	(54,416)	(73,259)	(46,280)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	36,254,564	—	267,091,861	273,565,078	103,437,802	168,987,318	—	5,000,000	—	5,000,000
Cost of shares redeemed	(25,303,251)	—	(241,671,614)	(48,153,926)	(44,741,128)	(191,370,840)	—	—	(2,381,988)	—

Net increase (decrease) in net assets from beneficial interest transactions	10,951,313	—	25,420,247	225,411,152	58,696,674	(22,383,522)	—	5,000,000	(2,381,988)	5,000,000

Net increase (decrease) in net assets during the year	15,839,156	1,333,060	(7,088,889)	251,775,495	109,606,569	20,504,744	816,099	5,004,233	(2,375,337)	4,730,544
Net assets at beginning of year	36,377,564	35,044,504	414,851,772	163,076,277	384,217,776	363,713,032	5,004,233	—	4,730,544	—

NET ASSETS END OF YEAR (1)	$52,216,720	$36,377,564	$407,762,883	$414,851,772	$493,824,345	$384,217,776	$5,820,332	$5,004,233	$2,355,207	$4,730,544

SHARES OF BENEFICIAL INTEREST:
Shares sold	900,000	—	5,300,000	5,550,000	3,200,000	5,800,000	—	100,000	—	100,000
Shares redeemed	(600,000)	—	(5,050,000)	(950,000)	(1,400,000)	(6,400,000)	—	—	(50,000)	—

Net increase (decrease)	300,000	—	250,000	4,600,000	1,800,000	(600,000)	—	100,000	(50,000)	100,000

(1) Including undistributed (distribution in excess of) net investment income	$708,703	$416,538	$2,887,492	$2,317,024	$2,784,587	$3,308,680	$31,067	$30,083	$11,886	$37,119

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Russell/Nomura PRIME Japan ETF		SPDR Russell/Nomura Small Cap Japan ETF		SPDR S&P Global Dividend ETF	SPDR S&P International Dividend ETF		SPDR S&P International Mid Cap ETF
					For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	5/29/13*-	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/13	9/30/12	9/30/13	9/30/12	9/30/13	9/30/13	9/30/12	9/30/13	9/30/12

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$867,579	$264,696	$1,043,072	$1,300,148	$75,772	$86,637,668	$53,610,239	$840,610	$928,562
Net realized gain (loss) on investments and foreign currency transactions	1,549,010	(115,044)	(215,566)	890,683	26,573	(46,935,898)	(100,833,861)	3,777,828	612,297
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	3,253,088	(503,952)	15,230,408	(5,946,569)	275,735	63,058,089	81,699,724	3,397,191	2,924,725

Net increase (decrease) in net assets resulting from operations	5,669,677	(354,300)	16,057,914	(3,755,738)	378,080	102,759,859	34,476,102	8,015,629	4,465,584

Net equalization credits and charges (Note 2)	—	—	—	—	1,376	(6,819)	2,358,349	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(236,411)	(265,569)	(1,106,374)	(1,634,370)	(62,806)	(85,860,472)	(53,305,546)	(911,027)	(1,150,146)
Net realized gains	—	—	—	—	—	—	—	(80,604)	(1,065,071)

Total distributions to shareholders	(236,411)	(265,569)	(1,106,374)	(1,634,370)	(62,806)	(85,860,472)	(53,305,546)	(991,631)	(2,215,217)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	115,432,782	—	31,587,380	2,159,743	9,183,687	426,274,114	541,417,351	7,543,422	—
Cost of shares redeemed	(8,181,550)	—	(13,495,806)	(30,742,858)	—	(138,869,357)	(4,331,841)	(4,161,271)	(2,717,670)
Net income equalization (Note 2)	—	—	—	—	(1,376)	6,819	(2,358,349)	—	—

Net increase (decrease) in net assets from beneficial interest transactions	107,251,232	—	18,091,574	(28,583,115)	9,182,311	287,411,576	534,727,161	3,382,151	(2,717,670)

Net increase (decrease) in net assets during the year	112,684,498	(619,869)	33,043,114	(33,973,223)	9,498,961	304,304,144	518,256,066	10,406,149	(467,303)
Net assets at beginning of year	14,226,611	14,846,480	64,563,279	98,536,502	—	1,000,521,852	482,265,786	35,993,296	36,460,599

NET ASSETS END OF YEAR (1)	$126,911,109	$14,226,611	$97,606,393	$64,563,279	$9,498,961	$1,304,825,996	$1,000,521,852	$46,399,445	$35,993,296

SHARES OF BENEFICIAL INTEREST:
Shares sold	2,600,000	—	650,000	50,000	150,000	8,900,000	11,500,000	250,000	—
Shares redeemed	(200,000)	—	(300,000)	(750,000)	—	(3,000,000)	(100,000)	(150,000)	(100,000)

Net increase (decrease)	2,400,000	—	350,000	(700,000)	150,000	5,900,000	11,400,000	100,000	(100,000)

(1) Including undistributed (distribution in excess of) net investment income	$790,129	$138,970	$573,482	$575,884	$13,226	$3,946,190	$748,990	$449,668	$322,854

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Emerging Markets Small Cap ETF		SPDR Dow Jones Global Real Estate ETF		SPDR S&P International Consumer Discretionary Sector ETF		SPDR S&P International Consumer Staples Sector ETF		SPDR S&P International Energy Sector ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/13	9/30/12	9/30/13	9/30/12	9/30/13	9/30/12	9/30/13	9/30/12	9/30/13	9/30/12

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,739,188	$19,379,521	$22,926,192	$11,745,792	$214,116	$146,056	$722,469	$490,756	$379,278	$367,844
Net realized gain (loss) on investments and foreign currency transactions	6,623,290	(36,877,413)	33,827,386	(433,986)	23,699	(32,465)	34,691	1,199,806	(27,685)	35,854
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	25,258,618	129,008,372	(10,972,036)	80,312,706	3,230,754	667,820	2,840,955	1,710,625	(47,514)	1,423,519

Net increase in net assets resulting from operations	49,621,096	111,510,480	45,781,542	91,624,512	3,468,569	781,411	3,598,115	3,401,187	304,079	1,827,217

Net equalization credits and charges (Note 2)	—	—	2,059,831	6,111,292	(5,822)	(36,212)	28,146	(2,845)	12,017	(7,243)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(20,055,509)	(18,552,573)	(36,887,834)	(13,646,214)	(184,061)	(120,565)	(749,704)	(478,660)	(383,819)	(366,239)
Net realized gains	—	(27,372,420)	—	—	—	(78,055)	—	—	—	—

Total distributions to shareholders	(20,055,509)	(45,924,993)	(36,887,834)	(13,646,214)	(184,061)	(198,620)	(749,704)	(478,660)	(383,819)	(366,239)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	55,331,166	545,280,932	195,499,178	10,162,220	2,850,617	15,107,484	7,759,841	1,225,170	1,346,823
Cost of shares redeemed	(166,152,320)	(132,998,763)	(94,273,434)	(3,706,930)	—	(9,175,088)	—	(10,936,077)	—	(3,773,173)
Net income equalization (Note 2)	—	—	(2,059,831)	(6,111,292)	5,822	36,212	(28,146)	2,845	(12,017)	7,243
Other capital (Note 4)	606,781	715,897	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	(165,545,539)	(76,951,700)	448,947,667	185,680,956	10,168,042	(6,288,259)	15,079,338	(3,173,391)	1,213,153	(2,419,107)

Net increase (decrease) in net assets during the year	(135,979,952)	(11,366,213)	459,901,206	269,770,546	13,446,728	(5,741,680)	17,955,895	(253,709)	1,145,430	(965,372)
Net assets at beginning of year	897,446,004	908,812,217	543,476,184	273,705,638	5,529,215	11,270,895	18,985,604	19,239,313	11,389,368	12,354,740

NET ASSETS END OF YEAR (1)	$761,466,052	$897,446,004	$1,003,377,390	$543,476,184	$18,975,943	$5,529,215	$36,941,499	$18,985,604	$12,534,798	$11,389,368

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	1,200,000	12,600,000	5,100,000	300,000	100,000	400,000	250,000	50,000	50,000
Shares redeemed	(3,700,000)	(3,400,000)	(2,200,000)	(100,000)	—	(350,000)	—	(350,000)	—	(150,000)

Net increase (decrease)	(3,700,000)	(2,200,000)	10,400,000	5,000,000	300,000	(250,000)	400,000	(100,000)	50,000	(100,000)

(1) Including undistributed (distribution in excess of) net investment income	$9,096,769	$11,680,827	$(14,482,696)	$(7,018,706)	$100,029	$74,497	$(27,093)	$1,316	$23,087	$28,976

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Financial Sector ETF		SPDR S&P International Health Care Sector ETF		SPDR S&P International Industrial Sector ETF		SPDR S&P International Materials Sector ETF		SPDR S&P International Technology Sector ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/13	9/30/12	9/30/13	9/30/12	9/30/13	9/30/12	9/30/13	9/30/12	9/30/13	9/30/12

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$226,169	$207,954	$833,299	$473,106	$228,261	$281,599	$186,627	$235,788	$150,548	$163,085
Net realized gain (loss) on investments and foreign currency transactions	234,629	(638,879)	(280,401)	1,484,728	(514,208)	(2,325,873)	(619,920)	(1,013,664)	1,132,665	(14,651)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	921,583	939,293	6,850,211	1,444,628	2,548,643	2,648,001	627,096	1,997,268	1,614,993	1,454,455

Net increase in net assets resulting from operations	1,382,381	508,368	7,403,109	3,402,462	2,262,696	603,727	193,803	1,219,392	2,898,206	1,602,889

Net equalization credits and charges (Note 2)	(36,364)	(23,755)	80,293	(4,482)	(75,203)	(50,201)	(2,855)	7,321	(30,814)	(16,355)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(222,351)	(155,043)	(880,788)	(462,681)	(221,282)	(261,597)	(186,670)	(253,185)	(126,851)	(165,338)
Net realized gains	—	—	—	—	—	—	—	—	—	(75,801)

Total distributions to shareholders	(222,351)	(155,043)	(880,788)	(462,681)	(221,282)	(261,597)	(186,670)	(253,185)	(126,851)	(241,139)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,890,337	2,662,828	25,833,615	23,394,533	5,552,523	14,628,938	—	1,070,625	4,036,324	—
Cost of shares redeemed	(2,056,618)	(7,217,238)	—	(17,417,767)	(2,489,084)	(26,547,201)	(2,516,666)	(9,597,009)	(5,681,307)	(9,183,492)
Net income equalization (Note 2)	36,364	23,755	(80,293)	4,482	75,203	50,201	2,855	(7,321)	30,814	16,355

Net increase (decrease) in net assets from beneficial interest transactions	1,870,083	(4,530,655)	25,753,322	5,981,248	3,138,642	(11,868,062)	(2,513,811)	(8,533,705)	(1,614,169)	(9,167,137)

Net increase (decrease) in net assets during the year	2,993,749	(4,201,085)	32,355,936	8,916,547	5,104,853	(11,576,133)	(2,509,533)	(7,560,177)	1,126,372	(7,821,742)
Net assets at beginning of year	3,534,009	7,735,094	28,123,139	19,206,592	8,634,892	20,211,025	11,842,424	19,402,601	10,880,665	18,702,407

NET ASSETS END OF YEAR (1)	$6,527,758	$3,534,009	$60,479,075	$28,123,139	$13,739,745	$8,634,892	$9,332,891	$11,842,424	$12,007,037	$10,880,665

SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	150,000	650,000	700,000	200,000	600,000	—	50,000	150,000	—
Shares redeemed	(100,000)	(450,000)	—	(550,000)	(100,000)	(1,150,000)	(100,000)	(400,000)	(200,000)	(400,000)

Net increase (decrease)	100,000	(300,000)	650,000	150,000	100,000	(550,000)	(100,000)	(350,000)	(50,000)	(400,000)

(1) Including undistributed (distribution in excess of) net investment income	$112,024	$86,595	$47,578	$104,548	$117,992	$119,611	$95,475	$96,307	$93,663	$43,669

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Telecommunications Sector ETF		SPDR S&P International Utilities Sector ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/13	9/30/12	9/30/13	9/30/12

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,260,122	$1,145,937	$1,089,380	$683,322
Net realized gain (loss) on investments and foreign currency transactions	377,703	(73,593)	(379,068)	(498,357)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	5,064,981	125,892	3,303,560	(358,492)

Net increase (decrease) in net assets resulting from operations	6,702,806	1,198,236	4,013,872	(173,527)

Net equalization credits and charges (Note 2)	8,672	(7,414)	97,264	109,870

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,278,960)	(1,106,996)	(1,256,520)	(691,902)

Total distributions to shareholders	(1,278,960)	(1,106,996)	(1,256,520)	(691,902)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	7,986,601	13,700,325	11,707,886	16,707,621
Cost of shares redeemed	(4,890,654)	(1,151,079)	—	—
Net income equalization (Note 2)	(8,672)	7,414	(97,264)	(109,870)

Net increase (decrease) in net assets from beneficial interest transactions	3,087,275	12,556,660	11,610,622	16,597,751

Net increase in net assets during the year	8,519,793	12,640,486	14,465,238	15,842,192
Net assets at beginning of year	25,098,134	12,457,648	25,403,116	9,560,924

NET ASSETS END OF YEAR (1)	$33,617,927	$25,098,134	$39,868,354	$25,403,116

SHARES OF BENEFICIAL INTEREST:
Shares sold	350,000	600,000	700,000	1,000,000
Shares redeemed	(200,000)	(50,000)	—	—

Net increase (decrease)	150,000	550,000	700,000	1,000,000

(1) Including undistributed (distribution in excess of) net investment income	$14,152	$35,334	$(162,572)	$(1,000)

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR STOXX Europe 50 ETF						SPDR EURO STOXX 50 ETF							SPDR S&P Emerging Asia Pacific ETF
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/13		9/30/12	9/30/11	9/30/10	9/30/09	9/30/13		9/30/12	9/30/11		9/30/10	9/30/09	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09

Net asset value, beginning of period	$31.50		$28.26	$33.39	$35.31	$36.33	$30.96		$28.72	$36.90		$41.34	$41.88	$73.54	$66.85	$82.86	$69.33	$54.59

Income (loss) from investment operations:
Net investment income (loss) (1)	1.19		1.25	1.23	1.02	1.11	1.19		1.42	1.63		1.13	1.21	1.62	1.32	1.52	1.28	1.21
Net realized and unrealized gain (loss) (2)	4.84		3.21	(4.73)	(1.95)	(1.05)	7.19		1.77	(8.23)		(4.47)	(0.65)	1.96	8.00	(13.63)	13.06	13.92

Total from investment operations	6.03		4.46	(3.50)	(0.93)	0.06	8.38		3.19	(6.60)		(3.34)	0.56	3.58	9.32	(12.11)	14.34	15.13

Net equalization credits and charges (1)	0.13		0.04	(0.03)	0.06	(0.01)	0.13		0.35	(0.00	)(3)	0.10	0.15	—	—	—	—	0.43

Distributions to shareholders from:
Net investment income	(1.19)		(1.26)	(1.60)	(1.05)	(1.07)	(1.14)		(1.30)	(1.58)		(1.20)	(1.25)	(1.75)	(1.71)	(1.29)	(0.81)	(0.82)
Net realized gains	—		—	—	—	—	—		—	—		—	—	—	(0.92)	(2.61)	—	—

Total distributions	(1.19)		(1.26)	(1.60)	(1.05)	(1.07)	(1.14)		(1.30)	(1.58)		(1.20)	(1.25)	(1.75)	(2.63)	(3.90)	(0.81)	(0.82)

Net asset value, end of period	$36.47		$31.50	$28.26	$33.39	$35.31	$38.33		$30.96	$28.72		$36.90	$41.34	$75.37	$73.54	$66.85	$82.86	$69.33

Total return (4)	19.94	%(5)	16.25%	(11.37)%	(2.52)%	0.69%	28.10	%(5)	12.90%	(18.88)%		(7.48)%	2.35%	4.91%	14.40%	(15.55)%	20.85%	29.15%
Net assets, end of period (in 000’s)	$109,419		$37,809	$29,684	$38,407	$56,514	$3,285,263		$993,820	$116,356		$162,400	$181,922	$399,460	$389,769	$514,755	$712,608	$436,766
Ratio of expenses to average net assets	0.29%		0.29%	0.30%	0.31%	0.29%	0.29%		0.29%	0.30%		0.31%	0.29%	0.59%	0.60%	0.60%	0.60%	0.59%
Ratio of net investment income (loss) to average net assets	3.47%		4.12%	3.55%	3.05%	3.93%	3.43%		4.78%	4.29%		3.03%	3.67%	2.14%	1.87%	1.83%	1.74%	2.25%
Portfolio turnover rate (6)	12%		6%	7%	9%	11%	8%		9%	7%		8%	12%	16%	7%	20%	10%	4%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have been 19.93% for SPDR STOXX Europe 50 ETF and would have remained 28.10% for SPDR EURO STOXX 50 ETF.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Small Cap Emerging Asia Pacific ETF				SPDR S&P Russia ETF					SPDR S&P China ETF						SPDR S&P Emerging Markets ETF
			For the					For the
			Period					Period
	Year Ended		1/11/12*-		Year Ended	Year Ended	Year Ended	3/10/10*-		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/13		9/30/12		9/30/13	9/30/12	9/30/11	9/30/10		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09

Net asset value, beginning of period	$44.42		$40.00		$28.54	$25.65	$30.01	$30.00		$65.45	$57.68	$76.14	$66.50	$51.29		$63.85	$57.26	$69.89	$59.00	$51.86

Income (loss) from investment operations:
Net investment income (loss) (1)	0.89		0.70		0.70	0.57	0.57	0.20		1.63	1.68	1.31	1.03	1.21		1.38	1.48	1.36	1.09	0.97
Net realized and unrealized gain (loss) (2)	2.79		3.52		(0.82)	2.80	(4.53)	(0.01)		8.72	7.56	(18.48)	9.44	14.81		(0.55)	7.20	(12.20)	10.73	7.00

Total from investment operations	3.68		4.22		(0.12)	3.37	(3.96)	0.19		10.35	9.24	(17.17)	10.47	16.02		0.83	8.68	(10.84)	11.82	7.97

Net equalization credits and charges (1)	—		—		—	—	—	—		—	—	—	—	0.53		—	—	—	—	0.60

Other capital	—		0.20		—	—	—	—		—	—	—	—	—		—	0.00 (3)	—	—	—

Distributions to shareholders from:
Net investment income	(1.66)		—		(1.23)	(0.48)	(0.29)	(0.18)		(1.62)	(1.47)	(1.29)	(0.83)	(1.34)		(1.54)	(1.41)	(1.15)	(0.93)	(1.43)
Net realized gains	(3.20)		—		—	—	(0.11)	—		—	—	—	—	—		—	(0.68)	(0.64)	—	—

Total distributions	(4.86)		—		(1.23)	(0.48)	(0.40)	(0.18)		(1.62)	(1.47)	(1.29)	(0.83)	(1.34)		(1.54)	(2.09)	(1.79)	(0.93)	(1.43)

Net asset value, end of period	$43.24		$44.42		$27.19	$28.54	$25.65	$30.01		$74.18	$65.45	$57.68	$76.14	$66.50		$63.14	$63.85	$57.26	$69.89	$59.00

Total return (4)	8.31	%(5)	11.08%		(0.41)%	13.40%	(13.58)%	0.72%		16.20%	16.17%	(22.95)%	15.87%	33.06%		1.31%	15.58%	(16.06)%	20.25%	18.05%
Net assets, end of period (in 000’s)	$2,162		$2,221		$31,264	$39,963	$43,611	$6,003		$897,623	$759,186	$617,133	$677,680	$445,539		$189,412	$166,023	$154,600	$216,661	$94,395
Ratio of expenses to average net assets	0.65%		0.71	%(6)	0.60%	0.59%	0.59%	0.59	%(6)	0.59%	0.59%	0.60%	0.61%	0.59%		0.59%	0.59%	0.60%	0.60%	0.59%
Ratio of net investment income (loss) to average net assets	2.05%		2.27	%(6)	2.56%	2.05%	1.56%	1.25	%(6)	2.31%	2.56%	1.71%	1.46%	2.22%		2.15%	2.39%	1.90%	1.73%	2.18%
Portfolio turnover rate (7)	21%		65%		3%	11%	15%	1%		12%	10%	9%	25%	0	%(8)	21%	11%	4%	15%	1%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	State Street reimbursed the Fund $6,299 due to a record keeping error. The impact of the reimbursement is less than $0.005.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have been 8.23% for SPDR S&P Small Cap Emerging Asia Pacific ETF.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(8)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Dividend ETF				SPDR S&P BRIC 40 ETF					SPDR S&P Emerging Europe ETF
			For the
			Period
	Year Ended	Year Ended	2/23/11*-		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/13	9/30/12	9/30/11		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09

Net asset value, beginning of period	$43.70	$43.89	$50.00		$22.97	$20.92	$25.84	$23.03	$20.29	$41.26	$37.16	$45.55	$39.42	$42.73

Income (loss) from investment operations:
Net investment income (loss) (1)	2.45	3.18	2.32		0.57	0.54	0.60	0.43	0.42	1.02	0.95	1.02	0.46	0.50
Net realized and unrealized gain (loss) (2)	(3.87)	(0.78)	(6.96)		0.49	2.09	(5.00)	2.75	2.97	(0.37)	4.22	(8.73)	6.06	(2.77)

Total from investment operations	(1.42)	2.40	(4.64)		1.06	2.63	(4.40)	3.18	3.39	0.65	5.17	(7.71)	6.52	(2.27)

Net equalization credits and charges (1)	0.09	0.01	0.43		—	—	—	—	0.01	—	—	—	—	(0.29)

Other capital	0.05	—	—		—	0.00 (3)	—	—	—	—	—	—	—	—

Distributions to shareholders from:
Net investment income	(2.08)	(2.60)	(1.28)		(0.69)	(0.58)	(0.52)	(0.37)	(0.66)	(1.65)	(1.07)	(0.68)	(0.39)	(0.75)
Return of capital	—	—	(0.62)		—	—	—	—	—	—	—	—	—	—

Total distributions	(2.08)	(2.60)	(1.90)		(0.69)	(0.58)	(0.52)	(0.37)	(0.66)	(1.65)	(1.07)	(0.68)	(0.39)	(0.75)

Net asset value, end of period	$40.34	$43.70	$43.89		$23.34	$22.97	$20.92	$25.84	$23.03	$40.26	$41.26	$37.16	$45.55	$39.42

Total return (4)	(2.80)%	5.54%	(8.73)%		4.95%	12.82%	(17.49)%	13.98%	18.16%	1.68%	14.32%	(17.35)%	16.74%	(5.18)%
Net assets, end of period (in 000’s)	$538,651	$301,515	$54,862		$247,441	$296,324	$374,453	$459,991	$340,812	$76,485	$86,639	$118,917	$232,325	$137,975
Ratio of expenses to average net assets	0.60%	0.61%	0.62	%(5)	0.50%	0.50%	0.51%	0.52%	0.48%	0.59%	0.60%	0.61%	0.61%	0.59%
Ratio of expenses to average net assets before waivers	0.60%	0.61%	0.62	%(5)	0.50%	0.50%	0.51%	0.52%	0.50%	0.59%	0.60%	0.61%	0.61%	0.59%
Ratio of net investment income (loss) to average net assets	5.71%	6.80%	7.46	%(5)	2.45%	2.32%	2.23%	1.78%	2.36%	2.48%	2.41%	2.04%	1.07%	1.66%
Portfolio turnover rate (6)	85%	134%	42%		9%	13%	10%	10%	16%	6%	6%	10%	21%	45%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	State Street reimbursed the Fund $29,705 due to a record keeping error. The impact of the reimbursement is less than $0.005.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Latin America ETF						SPDR S&P Emerging Middle East & Africa ETF					SPDR S&P World ex-US ETF
	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/13	9/30/12	9/30/11		9/30/10	9/30/09	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09

Net asset value, beginning of period	$71.28	$64.12	$84.48		$69.92	$61.83	$70.76	$62.01	$71.33	$58.74	$54.48	$23.91	$21.37	$24.19	$23.58	$23.31

Income (loss) from investment operations:
Net investment income (loss) (1)	1.65	1.76	1.93	(2)	1.57	1.13	1.52	2.13	1.87	1.33	1.36	0.73	0.75	0.75	0.56	0.57
Net realized and unrealized gain (loss) (3)	(7.23)	7.40	(20.76)		14.73	8.12	(3.17)	9.44	(9.65)	12.51	5.97	4.04	2.38	(2.89)	0.56	(0.22)

Total from investment operations	(5.58)	9.16	(18.83)		16.30	9.25	(1.65)	11.57	(7.78)	13.84	7.33	4.77	3.13	(2.14)	1.12	0.35

Net equalization credits and charges (1)	—	—	—		—	0.37	—	—	—	—	(0.51)	—	—	—	—	0.56

Distributions to shareholders from:
Net investment income	(1.54)	(2.00)	(1.53)		(1.74)	(1.53)	(1.58)	(2.82)	(1.54)	(1.25)	(2.56)	(0.68)	(0.59)	(0.68)	(0.51)	(0.64)

Total distributions	(1.54)	(2.00)	(1.53)		(1.74)	(1.53)	(1.58)	(2.82)	(1.54)	(1.25)	(2.56)	(0.68)	(0.59)	(0.68)	(0.51)	(0.64)

Net asset value, end of period	$64.16	$71.28	$64.12		$84.48	$69.92	$67.53	$70.76	$62.01	$71.33	$58.74	$28.00	$23.91	$21.37	$24.19	$23.58

Total return (4)	(7.86)%	14.49%	(22.78	)%(2)	23.73%	16.99%	(2.38)%	19.26%	(11.32)%	23.91%	14.04%	20.27%	14.99%	(9.32)%	4.99%	4.68%
Net assets, end of period (in 000’s)	$70,575	$114,055	$121,832		$211,194	$132,844	$67,535	$91,986	$105,410	$142,664	$129,232	$688,755	$411,282	$119,679	$106,453	$84,886
Ratio of expenses to average net assets	0.59%	0.59%	0.60%		0.61%	0.60%	0.59%	0.59%	0.60%	0.60%	0.59%	0.34%	0.34%	0.35%	0.35%	0.34%
Ratio of net investment income (loss) to average net assets	2.35%	2.43%	2.27	%(2)	2.05%	2.27%	2.26%	3.17%	2.55%	2.12%	2.98%	2.79%	3.28%	2.94%	2.44%	3.02%
Portfolio turnover rate (5)	10%	7%	12%		23%	17%	2%	7%	4%	27%	12%	2%	8%	2%	7%	12%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Net investment income per share and the ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.21 per share and 0.24% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (23.11)%.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Small Cap ETF					SPDR Dow Jones International Real Estate ETF						SPDR S&P Global Infrastructure ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09	9/30/13		9/30/12	9/30/11	9/30/10	9/30/09	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09

Net asset value, beginning of period	$27.49	$25.79	$27.92	$25.45	$23.71	$39.29		$32.70	$38.39	$35.53	$37.86	$40.42	$38.94	$40.91	$41.94	$47.03

Income (loss) from investment operations:
Net investment income (loss) (1)	0.65	0.57	0.64	0.46	0.44	1.29		1.41	1.57	1.34	1.34	1.99	1.60	1.71	1.47	1.57
Net realized and unrealized gain (loss) (2)	5.37	2.08	(2.14)	2.42	1.74	4.01		5.67	(3.82)	2.84	(2.38)	2.71	1.53	(2.03)	(0.88)	(4.35)

Total from investment operations	6.02	2.65	(1.50)	2.88	2.18	5.30		7.08	(2.25)	4.18	(1.04)	4.70	3.13	(0.32)	0.59	(2.78)

Net equalization credits and charges (1)	—	—	—	—	0.12	0.02		1.06	0.09	(0.01)	0.05	—	—	—	—	0.07

Other capital	—	0.00 (3)	—	—	—	—		—	—	—	—	—	—	—	—	—

Distributions to shareholders from:
Net investment income	(0.69)	(0.75)	(0.63)	(0.41)	(0.56)	(2.61)		(1.55)	(3.53)	(1.31)	(1.34)	(1.61)	(1.65)	(1.65)	(1.62)	(2.38)
Net realized gains	—	(0.20)	—	—	—	—		—	—	—	—	—	—	—	—	—

Total distributions	(0.69)	(0.95)	(0.63)	(0.41)	(0.56)	(2.61)		(1.55)	(3.53)	(1.31)	(1.34)	(1.61)	(1.65)	(1.65)	(1.62)	(2.38)

Net asset value, end of period	$32.82	$27.49	$25.79	$27.92	$25.45	$42.00		$39.29	$32.70	$38.39	$35.53	$43.51	$40.42	$38.94	$40.91	$41.94

Total return (4)	22.25%	10.74%	(5.72)%	11.54%	10.45%	13.83	%(5)	25.52%	(6.76)%	12.15%	(1.52)%	11.99%	8.20%	(1.04)%	1.63%	(5.40)%
Net assets, end of period (in 000’s)	$813,871	$679,080	$729,907	$622,564	$509,033	$4,045,899		$3,136,658	$1,996,074	$1,314,261	$939,265	$52,217	$36,378	$35,045	$53,186	$67,099
Ratio of expenses to average net assets	0.59%	0.59%	0.61%	0.60%	0.59%	0.59%		0.59%	0.61%	0.60%	0.59%	0.50%	0.59%	0.60%	0.61%	0.59%
Ratio of net investment income (loss) to average net assets	2.20%	2.16%	2.12%	1.81%	2.27%	3.10%		3.96%	4.05%	3.86%	4.85%	4.79%	4.02%	4.07%	3.63%	4.16%
Portfolio turnover rate (6)	21%	2%	22%	17%	21%	11%		11%	10%	7%	23%	74%	10%	6%	6%	10%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	State Street reimbursed the Fund $13,909 due to a record keeping error. The impact of the reimbursement is less than $0.005.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have remained 13.83% for SPDR Dow Jones International Real Estate ETF.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Natural Resources ETF					SPDR MSCI ACWI ex-US ETF					SPDR MSCI ACWI IMI ETF				SPDR MSCI EM 50 ETF
				For the									For the			For the
				Period									Period			Period
	Year Ended	Year Ended	Year Ended	9/13/10*-		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		2/27/12*-		Year Ended	2/27/12*-
	9/30/13	9/30/12	9/30/11	9/30/10		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09	9/30/13		9/30/12		9/30/13	9/30/12

Net asset value, beginning of period	$50.90	$45.94	$50.76	$50.00		$30.49	$27.55	$31.77	$30.38	$29.39	$50.04		$50.00		$47.31	$50.00

Income (loss) from investment operations:
Net investment income (loss) (1)	1.30	1.14	1.23	0.03		0.90	0.89	0.95	0.73	0.71	1.30		0.88		0.92	0.86
Net realized and unrealized gain (loss) (2)	(2.41)	4.78	(5.44)	0.73		3.88	2.93	(4.28)	1.35	1.14	8.16		(0.30)		0.34	(3.09)

Total from investment operations	(1.11)	5.92	(4.21)	0.76		4.78	3.82	(3.33)	2.08	1.85	9.46		0.58		1.26	(2.23)

Net equalization credits and charges (1)	—	—	—	—		—	—	—	—	0.08	—		—		—	—

Distributions to shareholders from:
Net investment income	(1.25)	(0.96)	(0.61)	—		(0.98)	(0.88)	(0.89)	(0.69)	(0.94)	(1.28)		(0.54)		(1.47)	(0.46)
Net realized gains	—	—	—	—		—	—	—	—	—	(0.02)		—		—	—

Total distributions	(1.25)	(0.96)	(0.61)	—		(0.98)	(0.88)	(0.89)	(0.69)	(0.94)	(1.30)		(0.54)		(1.47)	(0.46)

Net asset value, end of period	$48.54	$50.90	$45.94	$50.76		$34.29	$30.49	$27.55	$31.77	$30.38	$58.20		$50.04		$47.10	$47.31

Total return (3)	(2.09)%	13.07%	(8.56)%	1.52%		15.96%	14.20%	(10.99)%	7.13%	7.41%	19.15%		1.28%		2.74%	(4.37)%
Net assets, end of period (in 000’s)	$407,763	$414,852	$163,076	$7,615		$493,824	$384,218	$363,713	$393,909	$309,901	$5,820		$5,004		$2,355	$4,731
Ratio of expenses to average net assets	0.40%	0.40%	0.40%	0.38	%(4)	0.34%	0.34%	0.35%	0.35%	0.34%	0.25%		0.25	%(4)	0.50%	0.50	%(4)
Ratio of net investment income (loss) to average net assets	2.63%	2.28%	2.13%	1.10	%(4)	2.76%	3.03%	2.85%	2.43%	2.98%	2.40%		3.08	%(4)	1.97%	3.16	%(4)
Portfolio turnover rate (5)	31%	18%	32%	0	%(6)	2%	8%	4%	3%	15%	0	%(6)	0	%(6)	7%	4%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(6)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

												SPDR S&P
												Global
	SPDR Russell/Nomura PRIME Japan ETF						SPDR Russell/Nomura Small Cap Japan ETF					Dividend ETF
												For the
												Period
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	5/29/13*-
	9/30/13		9/30/12	9/30/11	9/30/10	9/30/09	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09	9/30/13

Net asset value, beginning of period	$35.57		$37.12	$37.80	$38.41	$39.64	$41.65	$43.79	$39.65	$40.51	$35.84	$60.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.92		0.66	0.85	0.50	0.46	0.61	0.64	0.69	0.53	0.60	0.75
Net realized and unrealized gain (loss) (2)	9.34		(1.55)	(0.56)	(0.58)	(0.64)	9.79	(2.00)	4.12	(0.73)	5.29	3.20

Total from investment operations	10.26		(0.89)	0.29	(0.08)	(0.18)	10.40	(1.36)	4.81	(0.20)	5.89	3.95

Net equalization credits and charges (1)	—		—	—	—	0.29	—	—	—	—	(0.15)	0.01

Distributions to shareholders from:
Net investment income	(0.50)		(0.66)	(0.97)	(0.53)	(1.34)	(0.68)	(0.78)	(0.67)	(0.66)	(1.07)	(0.63)

Total distributions	(0.50)		(0.66)	(0.97)	(0.53)	(1.34)	(0.68)	(0.78)	(0.67)	(0.66)	(1.07)	(0.63)

Net asset value, end of period	$45.33		$35.57	$37.12	$37.80	$38.41	$51.37	$41.65	$43.79	$39.65	$40.51	$63.33

Total return (3)	29.11%		(2.33)%	0.56%	(0.14)%	0.58%	25.23%	(3.05)%	12.17%	(0.41)%	16.35%	6.61%
Net assets, end of period (in 000’s)	$126,911		$14,227	$14,846	$15,119	$15,363	$97,606	$64,563	$98,537	$67,412	$85,081	$9,499
Ratio of expenses to average net assets	0.50%		0.50%	0.51%	0.51%	0.50%	0.55%	0.55%	0.56%	0.56%	0.55%	0.40	%(4)
Ratio of net investment income (loss) to average net assets	2.18%		1.83%	2.16%	1.34%	1.32%	1.34%	1.54%	1.63%	1.37%	1.74%	3.61	%(4)
Portfolio turnover rate (5)	0	%(6)	1%	3%	3%	6%	13%	22%	10%	24%	25%	10%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(6)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Dividend ETF						SPDR S&P International Mid Cap ETF					SPDR S&P Emerging Markets Small Cap ETF
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	9/30/13		9/30/12	9/30/11	9/30/10	9/30/09	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09	9/30/13		9/30/12	9/30/11	9/30/10	9/30/09

Net asset value, beginning of period	$45.27		$45.07	$53.88	$52.49	$48.17	$27.69	$26.04	$28.76	$27.14	$26.04	$44.43		$40.57	$54.62	$43.78	$32.69

Income (loss) from investment operations:
Net investment income (loss) (1)	3.27		3.29	3.48	2.32	2.09	0.67	0.68	0.76	0.55	0.57	0.95		0.96	0.99	1.06	0.66
Net realized and unrealized gain (loss) (2)	1.20		(0.22)	(9.35)	1.26	3.70	5.60	2.57	(2.31)	2.31	0.72	1.81		5.15	(13.25)	10.65	10.18

Total from investment operations	4.47		3.07	(5.87)	3.58	5.79	6.27	3.25	(1.55)	2.86	1.29	2.76		6.11	(12.26)	11.71	10.84

Net equalization credits and charges (1)	(0.00	)(3)	0.14	0.37	0.06	0.40	—	—	—	—	0.34	—		—	—	—	0.56

Other capital	—		—	—	—	—	—	—	—	—	—	0.03		0.04	—	—	—

Distributions to shareholders from:
Net investment income	(3.14)		(3.01)	(3.31)	(2.25)	(1.87)	(0.75)	(0.84)	(0.70)	(0.50)	(0.53)	(1.07)		(0.92)	(0.34)	(0.19)	(0.31)
Net realized gains	—		—	—	—	—	(0.07)	(0.76)	(0.47)	(0.74)	—	—		(1.37)	(1.45)	(0.68)	—

Total distributions	(3.14)		(3.01)	(3.31)	(2.25)	(1.87)	(0.82)	(1.60)	(1.17)	(1.24)	(0.53)	(1.07)		(2.29)	(1.79)	(0.87)	(0.31)

Net asset value, end of period	$46.60		$45.27	$45.07	$53.88	$52.49	$33.14	$27.69	$26.04	$28.76	$27.14	$46.15		$44.43	$40.57	$54.62	$43.78

Total return (4)	10.24%		7.45%	(11.06)%	7.34%	13.86%	23.07%	13.27%	(6.00)%	11.11%	6.87%	6.29	%(5)	16.09%	(23.36)%	27.05%	35.45%
Net assets, end of period (in 000’s)	$1,304,826		$1,000,522	$482,266	$258,705	$126,037	$46,399	$35,993	$36,461	$30,196	$21,716	$761,466		$897,446	$908,812	$797,411	$65,674
Ratio of expenses to average net assets	0.45%		0.45%	0.46%	0.46%	0.46%	0.45%	0.45%	0.46%	0.46%	0.45%	0.65%		0.66%	0.66%	0.66%	0.66%
Ratio of net investment income (loss) to average net assets	6.97%		7.11%	6.24%	4.48%	5.26%	2.23%	2.56%	2.49%	2.07%	2.57%	2.05%		2.27%	1.85%	2.19%	1.93%
Portfolio turnover rate (6)	121%		127%	142%	131%	148%	53%	28%	32%	31%	45%	18%		22%	70%	85%	83%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have remained 6.29% for SPDR S&P Emerging Markets Small Cap ETF.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Global Real Estate ETF					SPDR S&P International Consumer Discretionary Sector ETF					SPDR S&P International Consumer Staples Sector ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09	9/30/13	9/30/12		9/30/11	9/30/10	9/30/09

Net asset value, beginning of period	$40.56	$32.58	$36.00	$31.18	$39.33	$27.65	$25.05	$26.90	$24.12	$22.37	$34.52	$29.60		$29.80	$26.31	$25.80

Income (loss) from investment operations:
Net investment income (loss) (1)	1.16	1.12	1.16	1.11	1.19	0.68	0.52	0.47	0.41	0.43	0.92	0.82		0.88	0.69	0.57
Net realized and unrealized gain (loss) (2)	2.21	7.52	(2.00)	4.88	(8.23)	10.26	3.11	(1.79)	2.69	1.77	4.25	4.90		(0.37)	3.39	0.50

Total from investment operations	3.37	8.64	(0.84)	5.99	(7.04)	10.94	3.63	(1.32)	3.10	2.20	5.17	5.72		0.51	4.08	1.07

Net equalization credits and charges (1)	0.10	0.58	0.08	0.02	0.31	(0.02)	(0.13)	(0.03)	0.02	—	0.04	(0.00	)(3)	0.15	0.04	—

Distributions to shareholders from:
Net investment income	(1.87)	(1.24)	(2.66)	(1.19)	(1.42)	(0.62)	(0.51)	(0.50)	(0.34)	(0.45)	(0.84)	(0.80)		(0.86)	(0.63)	(0.56)
Net realized gains	—	—	—	—	—	—	(0.39)	—	—	—	—	—		—	—	—

Total distributions	(1.87)	(1.24)	(2.66)	(1.19)	(1.42)	(0.62)	(0.90)	(0.50)	(0.34)	(0.45)	(0.84)	(0.80)		(0.86)	(0.63)	(0.56)

Net asset value, end of period	$42.16	$40.56	$32.58	$36.00	$31.18	$37.95	$27.65	$25.05	$26.90	$24.12	$38.89	$34.52		$29.60	$29.80	$26.31

Total return (4)	8.61%	28.56%	(2.80)%	19.71%	(15.97)%	39.94%	14.40%	(5.33)%	13.12%	10.38%	15.20%	19.51%		2.08%	15.87%	4.48%
Net assets, end of period (in 000’s)	$1,003,377	$543,476	$273,706	$140,388	$81,076	$18,976	$5,529	$11,271	$18,833	$4,824	$36,941	$18,986		$19,239	$14,900	$5,262
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.51%	0.50%	0.50%	0.51%	0.50%	0.51%	0.50%	0.50%	0.50%		0.51%	0.51%	0.50%
Ratio of net investment income (loss) to average net assets	2.71%	2.96%	3.08%	3.42%	4.84%	2.04%	1.96%	1.61%	1.67%	2.22%	2.47%	2.53%		2.81%	2.50%	2.58%
Portfolio turnover rate (5)	8%	8%	9%	7%	18%	2%	5%	9%	11%	7%	4%	7%		2%	5%	8%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Energy Sector ETF					SPDR S&P International Financial Sector ETF					SPDR S&P International Health Care Sector ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09

Net asset value, beginning of period	$25.31	$22.46	$24.52	$25.48	$25.07	$17.67	$15.47	$19.60	$21.39	$21.48	$35.15	$29.55	$29.46	$28.50	$28.38

Income (loss) from investment operations:
Net investment income (loss) (1)	0.81	0.79	0.70	0.65	0.76	0.70	0.64	0.69	0.55	0.46	0.77	0.86	0.74	0.64	0.57
Net realized and unrealized gain (loss) (2)	(0.28)	2.89	(2.10)	(1.01)	0.34	4.27	2.15	(4.09)	(1.83)	(0.11)	6.53	5.57	0.04	0.96	0.11

Total from investment operations	0.53	3.68	(1.40)	(0.36)	1.10	4.97	2.79	(3.40)	(1.28)	0.35	7.30	6.43	0.78	1.60	0.68

Net equalization credits and charges (1)	0.03	(0.02)	0.00 (3)	0.04	0.04	(0.11)	(0.07)	(0.01)	0.04	0.01	0.07	(0.01)	0.05	(0.01)	—

Distributions to shareholders from:
Net investment income	(0.80)	(0.81)	(0.66)	(0.64)	(0.72)	(0.77)	(0.52)	(0.72)	(0.55)	(0.45)	(0.81)	(0.82)	(0.74)	(0.63)	(0.56)
Return of capital	—	—	—	—	(0.01)	—	—	—	—	—	—	—	—	—	—

Total distributions	(0.80)	(0.81)	(0.66)	(0.64)	(0.73)	(0.77)	(0.52)	(0.72)	(0.55)	(0.45)	(0.81)	(0.82)	(0.74)	(0.63)	(0.56)

Net asset value, end of period	$25.07	$25.31	$22.46	$24.52	$25.48	$21.76	$17.67	$15.47	$19.60	$21.39	$41.71	$35.15	$29.55	$29.46	$28.50

Total return (4)	2.35%	16.44%	(6.14)%	(1.18)%	5.09%	27.98%	18.02%	(17.99)%	(5.60)%	2.35%	21.14%	22.03%	2.69%	5.71%	2.78%
Net assets, end of period (in 000’s)	$12,535	$11,389	$12,355	$12,259	$6,369	$6,528	$3,534	$7,735	$8,821	$5,348	$60,479	$28,123	$19,207	$10,310	$5,701
Ratio of expenses to average net assets	0.50%	0.50%	0.51%	0.51%	0.50%	0.50%	0.50%	0.51%	0.51%	0.50%	0.50%	0.50%	0.50%	0.51%	0.50%
Ratio of net investment income (loss) to average net assets	3.30%	3.16%	2.55%	2.63%	3.64%	3.50%	3.94%	3.47%	2.85%	2.88%	1.98%	2.70%	2.37%	2.25%	2.35%
Portfolio turnover rate (5)	2%	6%	4%	11%	6%	2%	6%	4%	6%	25%	8%	14%	5%	29%	0	%(6)

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(6)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Industrial Sector ETF						SPDR S&P International Materials Sector ETF						SPDR S&P International Technology Sector ETF
	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/13	9/30/12	9/30/11		9/30/10	9/30/09	9/30/13	9/30/12		9/30/11	9/30/10	9/30/09	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09

Net asset value, beginning of period	$24.67	$22.46	$25.65		$23.26	$22.07	$23.68	$22.83		$26.34	$23.05	$21.54	$24.18	$22.00	$24.76	$24.58	$22.27

Income (loss) from investment operations:
Net investment income (loss) (1)	0.63	0.55	0.62		0.41	0.47	0.44	0.42		0.42	0.32	0.27	0.31	0.29	0.34	0.29	0.24
Net realized and unrealized gain (loss) (2)	6.18	2.32	(3.23)		2.27	1.25	(0.31)	0.87		(3.51)	3.25	1.41	5.89	2.37	(2.68)	0.14	2.32

Total from investment operations	6.81	2.87	(2.61)		2.68	1.72	0.13	1.29		(3.09)	3.57	1.68	6.20	2.66	(2.34)	0.43	2.56

Net equalization credits and charges (1)	(0.21)	(0.10)	(0.01)		0.06	—	(0.01)	0.01		(0.03)	(0.02)	0.15	(0.06)	(0.03)	0.00 (3)	0.01	0.01

Distributions to shareholders from:
Net investment income	(0.74)	(0.56)	(0.57)		(0.35)	(0.53)	(0.47)	(0.45)		(0.39)	(0.26)	(0.32)	(0.30)	(0.31)	(0.33)	(0.25)	(0.26)
Net realized gains	—	—	—		—	—	—	—		—	—	—	—	(0.14)	(0.09)	(0.01)	—

Total distributions	(0.74)	(0.56)	(0.57)		(0.35)	(0.53)	(0.47)	(0.45)		(0.39)	(0.26)	(0.32)	(0.30)	(0.45)	(0.42)	(0.26)	(0.26)

Net asset value, end of period	$30.53	$24.67	$22.46		$25.65	$23.26	$23.33	$23.68		$22.83	$26.34	$23.05	$30.02	$24.18	$22.00	$24.76	$24.58

Total return (4)	27.19%	12.53%	(10.62)%		11.94%	8.35%	0.43%	5.79%		(12.12)%	15.53%	8.87%	25.54%	12.06%	(9.74)%	1.86%	11.81%
Net assets, end of period (in 000’s)	$13,740	$8,635	$20,211		$17,955	$4,653	$9,333	$11,842		$19,403	$22,387	$9,221	$12,007	$10,881	$18,702	$21,044	$11,062
Ratio of expenses to average net assets	0.50%	0.50%	0.50%		0.52%	0.50%	0.50%	0.50%		0.51%	0.52%	0.50%	0.50%	0.50%	0.51%	0.52%	0.51%
Ratio of net investment income (loss) to average net assets	2.29%	2.27%	2.22%		1.74%	2.59%	1.90%	1.77%		1.42%	1.31%	1.47%	1.13%	1.21%	1.27%	1.20%	1.23%
Portfolio turnover rate (5)	7%	11%	0	%(6)	20%	3%	8%	0	%(6)	1%	9%	7%	13%	6%	1%	10%	5%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(6)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Telecommunications Sector ETF						SPDR S&P International Utilities Sector ETF
	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	9/30/13	9/30/12	9/30/11		9/30/10	9/30/09	9/30/13	9/30/12	9/30/11		9/30/10	9/30/09

Net asset value, beginning of period	$22.82	$22.65	$24.30		$23.58	$22.71	$16.39	$17.38	$20.55		$22.78	$24.95

Income (loss) from investment operations:
Net investment income (loss) (1)	0.98	1.45	1.22	(2)	1.05	0.97	0.65	0.85	0.92	(3)	0.82	0.86
Net realized and unrealized gain (loss) (4)	4.01	0.10	(1.54)		0.69	0.86	1.33	(1.24)	(3.20)		(2.43)	(2.19)

Total from investment operations	4.99	1.55	(0.32)		1.74	1.83	1.98	(0.39)	(2.28)		(1.61)	(1.33)

Net equalization credits and charges (1)	0.01	(0.01)	0.01		0.02	0.02	0.06	0.14	0.02		0.04	—

Distributions to shareholders from:
Net investment income	(0.93)	(1.37)	(1.34)		(1.04)	(0.98)	(0.71)	(0.74)	(0.91)		(0.66)	(0.81)
Net realized gains	—	—	—		—	—	—	—	—		—	(0.03)

Total distributions	(0.93)	(1.37)	(1.34)		(1.04)	(0.98)	(0.71)	(0.74)	(0.91)		(0.66)	(0.84)

Net asset value, end of period	$26.89	$22.82	$22.65		$24.30	$23.58	$17.72	$16.39	$17.38		$20.55	$22.78

Total return (5)	22.68%	7.23%	(1.66	)%(2)	8.09%	8.68%	12.79%	(1.30)%	(11.45	)%(3)	(6.71)%	(4.96)%
Net assets, end of period (in 000’s)	$33,618	$25,098	$12,458		$15,795	$9,432	$39,868	$25,403	$9,561		$8,221	$4,557
Ratio of expenses to average net assets	0.50%	0.50%	0.51%		0.52%	0.50%	0.50%	0.50%	0.51%		0.52%	0.50%
Ratio of net investment income (loss) to average net assets	4.18%	6.48%	4.84	%(2)	4.62%	4.76%	3.87%	5.15%	4.49	%(3)	3.94%	4.23%
Portfolio turnover rate (6)	7%	3%	8%		6%	5%	1%	8%	2%		5%	7%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Net investment income per share and the ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.09 per share and 0.34% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (2.00)%.
(3)	Net investment income per share and the ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.08 per share and 0.39% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (11.75)%.
(4)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2013

1.	Organization

SPDR Index Shares Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on February 14, 2002.

As of September 30, 2013, the Trust offered thirty-seven (37) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a “Fund” and collectively the “Funds”). The financial statements herein relate to the following Funds: SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Small Cap Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P Global Infrastructure ETF (formerly SPDR FTSE/Macquire Global Infrastructure 100 ETF), SPDR S&P Global Natural Resources ETF, SPDR MSCI ACWI ex-US ETF, SPDR MSCI ACWI IMI ETF, SPDR MSCI EM 50 ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P Global Dividend ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Each Fund’s investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of each Fund’s shares will decline, more or less, in correlation with any decline in the value of the Fund’s benchmark index. The values of equity securities could decline generally or could underperform other investments. Generally, a Fund will not sell an equity security because the security’s issuer is in financial trouble, unless that security is removed from the Fund’s benchmark index.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Security Valuation

The value of each Fund’s portfolio securities, including exchange-traded futures contracts, is based on the securities’ last sale price on local markets when available. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2013

Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risks associated with investing in those investments.

The type of inputs used to value each security is identified in the breakdown of the Funds’ investments by industry, which appears in the Portfolio Summary.

The following table summarizes the inputs used in valuing the Funds’ investments as of September 30, 2013:

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
Fund	Prices	Inputs		Inputs		Total

SPDR STOXX Europe 50 ETF	$111,903,394	$—		$—		$111,903,394
SPDR EURO STOXX 50 ETF	3,403,579,642	—		—		3,403,579,642
SPDR S&P Emerging Asia Pacific ETF	415,404,208	—	*	—	**	415,404,208
SPDR S&P Small Cap Emerging Asia Pacific ETF	2,215,215	999		—	**	2,216,214
SPDR S&P Russia ETF	31,510,767	—		—		31,510,767
SPDR S&P China ETF	996,041,078	—	*	—		996,041,078
SPDR S&P Emerging Markets ETF	201,677,799	117,994		—	**	201,795,793
SPDR S&P Emerging Markets Dividend ETF	605,240,857	—		—		605,240,857
SPDR S&P BRIC 40 ETF	258,736,546	—		—		258,736,546
SPDR S&P Emerging Europe ETF	79,805,772	—		—		79,805,772

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2013

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
Fund	Prices	Inputs		Inputs		Total

SPDR S&P Emerging Latin America ETF	$81,372,722	$—	*	$—		$81,372,722
SPDR S&P Emerging Middle East & Africa ETF	75,852,502	—		—		75,852,502
SPDR S&P World ex-US ETF	739,476,821	—	*	—		739,476,821
SPDR S&P International Small Cap ETF	892,308,392	—	*	—		892,308,392
SPDR Dow Jones International Real Estate ETF	4,174,274,765	—	*	—		4,174,274,765
SPDR S&P Global Infrastructure ETF	60,163,311	—		—		60,163,311
SPDR S&P Global Natural Resources ETF	437,480,993	—		—		437,480,993
SPDR MSCI ACWI ex-US ETF	529,722,624	—		—		529,722,624
SPDR MSCI ACWI IMI ETF	6,599,461	—		—		6,599,461
SPDR MSCI EM 50 ETF	2,442,422	—		—		2,442,422
SPDR Russell/Nomura PRIME Japan ETF	154,612,587	—		—		154,612,587
SPDR Russell/Nomura Small Cap Japan ETF	117,234,083	—	*	—		117,234,083
SPDR S&P Global Dividend ETF	11,169,878	—		—		11,169,878
SPDR S&P International Dividend ETF	1,487,235,811	—		—		1,487,235,811
SPDR S&P International Mid Cap ETF	51,448,734	—	*	—		51,448,734
SPDR S&P Emerging Markets Small Cap ETF	799,880,288	656,786		—	**	800,537,074
SPDR Dow Jones Global Real Estate ETF	1,045,044,988	—	*	—		1,045,044,988
SPDR S&P International Consumer Discretionary Sector ETF	19,500,378	—		—		19,500,378
SPDR S&P International Consumer Staples Sector ETF	37,216,144	—		—		37,216,144
SPDR S&P International Energy Sector ETF	13,414,393	—		—		13,414,393
SPDR S&P International Financial Sector ETF	6,780,853	—		—		6,780,853
SPDR S&P International Health Care Sector ETF	60,347,577	—		—		60,347,577
SPDR S&P International Industrial Sector ETF	13,942,840	—		—		13,942,840
SPDR S&P International Materials Sector ETF	9,853,248	—		—		9,853,248
SPDR S&P International Technology Sector ETF	12,161,895	—		—		12,161,895
SPDR S&P International Telecommunications Sector ETF	35,052,297	—		—		35,052,297
SPDR S&P International Utilities Sector ETF	41,374,910	—		—		41,374,910

*	Fund held Level 2 securities that were valued at $0 at September 30, 2013.
**	Fund held Level 3 securities that were valued at $0 at September 30, 2013.

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR S&P Emerging Markets ETF	$(37,573)	$—	$—	$(37,573)

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no material transfers between levels for the year ended September 30, 2013. The transfers that did occur were the result of fair value pricing using significant observable inputs for Level 2 securities and significant unobservable inputs for Level 3 securities.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2013

Investment Income

Dividend income is recorded on the ex-dividend date, except for certain foreign dividends for which the Funds may not record until they receive notice of the dividend which could result in the Funds recording on pay date. Interest income is recorded on the accrual basis. The value of certain additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

Equalization

Funds that declare and distribute dividends from net investment income to shareholders quarterly follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Foreign Currency Translation and Foreign Investments

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

Futures

SPDR S&P Emerging Markets ETF used futures contracts during the period to meet the Fund’s objectives. The Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on analysis of various risk factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2013

Equity risk relates to change in value of equity securities such as common stocks due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, or adverse investor sentiment. Equity securities generally have greater price volatility than fixed income securities.

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled periodically with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Each Fund may use exchange-traded futures, together with positions in cash and money market instruments, to simulate full investment in its underlying benchmark index. Under such circumstances, the Adviser (as defined in Note 3) may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized in the Statements of Assets and Liabilities.

A summary of the open futures contracts as of September 30, 2013 is included in a table following the Fund’s Schedule of Investments.

The following tables summarize the value of the Fund’s derivative instruments as of September 30, 2013 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF (a)	Futures Contract	$—	$—	$—	$149,915	$—	$—	$149,915

(a)	Initial margin deposit on futures

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2013

Liability Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF (a)	Futures Contract	$—	$—	$—	$37,360	$—	$—	$37,360

(a)	Payable for variation margin on futures contracts

Realized Gain (Loss)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF (a)	Futures Contract	$—	$—	$—	$172,362	$—	$—	$172,362

(a)	Net realized gain/loss on Futures.

Change In Appreciation (Depreciation)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF (a)	Futures Contract	$—	$—	$—	$(11,855)	$—	$—	$(11,855)

(a)	Net change in unrealized appreciation (depreciation) on Futures.

The volume of derivatives held at year end is indicative of the volume held throughout the year.

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, losses deferred due to wash sales and the realization of unrealized gains on investments in passive foreign investment companies.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

Accounting Standards Codification 740, Income Taxes (“ASC 740”) established financial accounting and disclosure requirements for recognition and measurement of tax positions taken, and whether those tax positions are more likely than not to be sustained upon examination by the applicable taxing authority based on the technical merits of the position. The Funds have not recognized any liabilities for unrecognized tax benefits, related to the current year or prior years impacting the NAVs of the Funds. The Funds may be subject to potential examinations by certain taxing authorities for all open tax years (the current and prior years, as applicable). Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Funds’ investments may change over time based on factors including, but not limited to new tax laws, regulations, and interpretations thereof.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2013

For the year ended September 30, 2013, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR STOXX Europe 50 ETF	$—
SPDR EURO STOXX 50 ETF	24,183,626
SPDR S&P Emerging Asia Pacific ETF	9,613,958
SPDR S&P Small Cap Emerging Asia Pacific ETF	—
SPDR S&P Russia ETF	(598,945)
SPDR S&P China ETF	44,019,200
SPDR S&P Emerging Markets ETF	7,751,852
SPDR S&P Emerging Markets Dividend ETF	(116,101)
SPDR S&P BRIC 40 ETF	3,243,712
SPDR S&P Emerging Europe ETF	(1,321,479)
SPDR S&P Emerging Latin America ETF	(5,557,219)
SPDR S&P Emerging Middle East & Africa ETF	1,040,214
SPDR S&P World ex-US ETF	2,177,772
SPDR S&P International Small Cap ETF	12,941,672
SPDR Dow Jones International Real Estate ETF	42,187,463
SPDR S&P Global Infrastructure ETF	1,592,790
SPDR S&P Global Natural Resources ETF	13,382,210
SPDR MSCI ACWI ex-US ETF	4,810,793
SPDR MSCI ACWI IMI ETF	—
SPDR MSCI EM 50 ETF	(101,173)
SPDR Russell/Nomura PRIME Japan ETF	1,657,414
SPDR Russell/Nomura Small Cap Japan ETF	656,455
SPDR S&P Global Dividend ETF	—
SPDR S&P International Dividend ETF	10,679,470
SPDR S&P International Mid Cap ETF	468,944
SPDR S&P Emerging Markets Small Cap ETF	4,354,538
SPDR Dow Jones Global Real Estate ETF	40,400,312
SPDR S&P International Consumer Discretionary Sector ETF	—
SPDR S&P International Consumer Staples Sector ETF	—
SPDR S&P International Energy Sector ETF	—
SPDR S&P International Financial Sector ETF	263,609
SPDR S&P International Health Care Sector ETF	—
SPDR S&P International Industrial Sector ETF	(424,298)
SPDR S&P International Materials Sector ETF	(409,980)
SPDR S&P International Technology Sector ETF	1,361,689
SPDR S&P International Telecommunications Sector ETF	1,068,917
SPDR S&P International Utilities Sector ETF	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2013

At September 30, 2013, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring September 30:

						Non-Expiring —	Non-Expiring —
	2016	2017	2018	2019	2020	Short Term	Long Term

SPDR STOXX Europe 50 ETF	$—	$5,783,115	$6,195,941	$2,032,222	$—	$302,813	$8,893,475
SPDR EURO STOXX 50 ETF	—	6,389,360	14,945,357	8,709,645	—	6,321,977	89,452,480
SPDR S&P Emerging Asia Pacific ETF	—	—	—	—	—	792,469	21,972,832
SPDR S&P Small Cap Emerging Asia Pacific ETF	—	—	—	—	—	—	—
SPDR S&P Russia ETF	—	—	—	—	—	1,483,229	1,684,065
SPDR S&P China ETF	—	2,685,375	3,455,043	20,718,358	—	9,056,337	40,079,546
SPDR S&P Emerging Markets ETF	—	—	—	—	—	—	5,546,170
SPDR S&P Emerging Markets Dividend ETF	—	—	—	362,314	—	37,756,485	22,543,452
SPDR S&P BRIC 40 ETF	—	399,946	37,661,979	9,992,324	—	4,342,182	32,295,948
SPDR S&P Emerging Europe ETF	—	5,912,354	8,992,073	9,348,438	—	973,646	7,553,702
SPDR S&P Emerging Latin America ETF	—	3,111,521	3,011,913	2,259,987	—	2,864,204	5,756,728
SPDR S&P Emerging Middle East & Africa ETF	—	1,967,866	10,818,456	1,720,229	—	580,550	7,125,373
SPDR S&P World ex-US ETF	—	—	2,423,514	—	—	—	2,637,681
SPDR S&P International Small Cap ETF	—	—	—	—	—	4,136,069	28,113,898
SPDR Dow Jones International Real Estate ETF	2,568,760	37,378,612	162,058,595	64,649,806	—	37,171,108	279,603,740
SPDR S&P Global Infrastructure ETF	—	246,762	3,044,553	1,744,492	—	—	9,496,974
SPDR S&P Global Natural Resources ETF	—	—	—	—	—	13,623,694	37,795,968
SPDR MSCI ACWI ex-US ETF	—	2,856,017	36,957,682	2,453,209	—	2,959,825	15,255,024
SPDR MSCI ACWI IMI ETF	—	—	—	—	—	—	—
SPDR MSCI EM 50 ETF	—	—	—	—	—	65,400	52,225
SPDR Russell/Nomura PRIME Japan ETF	—	367,543	574,285	91,148	—	6,159	258,532
SPDR Russell/Nomura Small Cap Japan ETF	—	1,812,297	3,384,327	20,536	—	—	784,972
SPDR S&P Global Dividend ETF	—	—	—	—	—	—	—
SPDR S&P International Dividend ETF	—	—	13,759,514	—	—	76,567,504	83,195,012
SPDR S&P International Mid Cap ETF	—	—	—	—	—	—	—
SPDR S&P Emerging Markets Small Cap ETF	—	—	—	—	—	10,899,298	21,945,045
SPDR Dow Jones Global Real Estate ETF	—	103,944	4,030,131	1,089,710	—	9,634,292	2,020,663
SPDR S&P International Consumer Discretionary Sector ETF	—	—	—	—	—	9,053	16,144
SPDR S&P International Consumer Staples Sector ETF	—	—	12,851	3,931	—	—	—
SPDR S&P International Energy Sector ETF	—	4,624	119,106	316,377	—	—	209,542
SPDR S&P International Financial Sector ETF	—	39,777	563,054	43,972	—	12,132	356,555
SPDR S&P International Health Care Sector ETF	—	64,517	3,109	41,551	—	226,888	161,812
SPDR S&P International Industrial Sector ETF	—	4,087	41,800	85,376	—	10,404	258,025
SPDR S&P International Materials Sector ETF	—	60,733	154,398	205,070	—	—	—
SPDR S&P International Technology Sector ETF	—	—	—	—	—	3,937	409,847

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2013

						Non-Expiring —	Non-Expiring —
	2016	2017	2018	2019	2020	Short Term	Long Term

SPDR S&P International Telecommunications Sector ETF	$—	$2,618	$97,364	$213,502	$—	$24,060	$888,527
SPDR S&P International Utilities Sector ETF	—	16,137	130,798	182,287	—	—	850,341

During the tax year ended September 30, 2013, the Funds utilized/expired capital loss carryforwards in the following amounts:

	Amount Utilized	Amount Expired

SPDR STOXX Europe 50 ETF	$—	$—
SPDR EURO STOXX 50 ETF	—	—
SPDR S&P Emerging Asia Pacific ETF	—	—
SPDR S&P Small Cap Emerging Asia Pacific ETF	—	—
SPDR S&P Russia ETF	—	—
SPDR S&P China ETF	—	—
SPDR S&P Emerging Markets ETF	—	—
SPDR S&P Emerging Markets Dividend ETF	—	—
SPDR S&P BRIC 40 ETF	—	—
SPDR S&P Emerging Europe ETF	—	—
SPDR S&P Emerging Latin America ETF	—	—
SPDR S&P Emerging Middle East & Africa ETF	—	—
SPDR S&P World ex-US ETF	—	—
SPDR S&P International Small Cap ETF	—	—
SPDR Dow Jones International Real Estate ETF	—	—
SPDR S&P Global Infrastructure ETF	—	—
SPDR S&P Global Natural Resources ETF	—	—
SPDR MSCI ACWI ex-US ETF	—	—
SPDR MSCI ACWI IMI ETF	—	—
SPDR MSCI EM 50 ETF	—	—
SPDR Russell/Nomura PRIME Japan ETF	—	—
SPDR Russell/Nomura Small Cap Japan ETF	—	—
SPDR S&P Global Dividend ETF	—	—
SPDR S&P International Dividend ETF	—	—
SPDR S&P International Mid Cap ETF	—	—
SPDR S&P Emerging Markets Small Cap ETF	—	—
SPDR Dow Jones Global Real Estate ETF	—	—
SPDR S&P International Consumer Discretionary Sector ETF	28,033	—
SPDR S&P International Consumer Staples Sector ETF	59,911	—
SPDR S&P International Energy Sector ETF	—	—
SPDR S&P International Financial Sector ETF	—	—
SPDR S&P International Health Care Sector ETF	—	—
SPDR S&P International Industrial Sector ETF	—	—
SPDR S&P International Materials Sector ETF	7,396	—
SPDR S&P International Technology Sector ETF	—	—
SPDR S&P International Telecommunications Sector ETF	—	—
SPDR S&P International Utilities Sector ETF	—	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2013

Under current tax laws, certain capital and foreign currency losses realized after October 31 and ordinary income losses realized after December 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected for federal income tax purposes to defer the following current year post October 31 and post December 31 losses, as applicable, as though the losses were incurred on the first day of the next fiscal year:

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR STOXX Europe 50 ETF	$—	$—
SPDR EURO STOXX 50 ETF	—	—
SPDR S&P Emerging Asia Pacific ETF	—	—
SPDR S&P Small Cap Emerging Asia Pacific ETF	—	—
SPDR S&P Russia ETF	—	—
SPDR S&P China ETF	—	—
SPDR S&P Emerging Markets ETF	—	—
SPDR S&P Emerging Markets Dividend ETF	—	—
SPDR S&P BRIC 40 ETF	—	—
SPDR S&P Emerging Europe ETF	—	—
SPDR S&P Emerging Latin America ETF	—	—
SPDR S&P Emerging Middle East & Africa ETF	—	—
SPDR S&P World ex-US ETF	—	—
SPDR S&P International Small Cap ETF	—	—
SPDR Dow Jones International Real Estate ETF	—	—
SPDR S&P Global Infrastructure ETF	—	—
SPDR S&P Global Natural Resources ETF	—	—
SPDR MSCI ACWI ex-US ETF	—	—
SPDR MSCI ACWI IMI ETF	—	—
SPDR MSCI EM 50 ETF	—	—
SPDR Russell/Nomura PRIME Japan ETF	—	—
SPDR Russell/Nomura Small Cap Japan ETF	—	—
SPDR S&P Global Dividend ETF	—	—
SPDR S&P International Dividend ETF	—	—
SPDR S&P International Mid Cap ETF	—	—
SPDR S&P Emerging Markets Small Cap ETF	—	—
SPDR Dow Jones Global Real Estate ETF	—	—
SPDR S&P International Consumer Discretionary Sector ETF	—	—
SPDR S&P International Consumer Staples Sector ETF	—	—
SPDR S&P International Energy Sector ETF	—	—
SPDR S&P International Financial Sector ETF	—	—
SPDR S&P International Health Care Sector ETF	—	—
SPDR S&P International Industrial Sector ETF	—	—
SPDR S&P International Materials Sector ETF	(214,241)	—
SPDR S&P International Technology Sector ETF	—	—
SPDR S&P International Telecommunications Sector ETF	—	—
SPDR S&P International Utilities Sector ETF	—	—

For the year ended September 30, 2013, there were no significant differences between the book basis and the tax basis character of distributions to shareholders.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2013

The tax character of distributions paid during the year ended September 30, 2013 was as follows:

	Ordinary	Long-Term	Tax Return
	Income	Capital Gains	of Capital

SPDR STOXX Europe 50 ETF	$2,238,311	$—	$—
SPDR EURO STOXX 50 ETF	70,388,040	—	—
SPDR S&P Emerging Asia Pacific ETF	9,689,381	—	—
SPDR S&P Small Cap Emerging Asia Pacific ETF	242,692	—	—
SPDR S&P Russia ETF	1,635,671	—	—
SPDR S&P China ETF	22,082,234	—	—
SPDR S&P Emerging Markets ETF	4,153,364	—	—
SPDR S&P Emerging Markets Dividend ETF	25,279,698	—	—
SPDR S&P BRIC 40 ETF	8,143,671	—	—
SPDR S&P Emerging Europe ETF	3,277,881	—	—
SPDR S&P Emerging Latin America ETF	2,132,567	—	—
SPDR S&P Emerging Middle East & Africa ETF	1,967,723	—	—
SPDR S&P World ex-US ETF	14,411,748	—	—
SPDR S&P International Small Cap ETF	17,144,709	—	—
SPDR Dow Jones International Real Estate ETF	229,349,200	—	—
SPDR S&P Global Infrastructure ETF	2,633,933	—	—
SPDR S&P Global Natural Resources ETF	11,695,276	—	—
SPDR MSCI ACWI ex-US ETF	12,088,605	—	—
SPDR MSCI ACWI IMI ETF	129,190	—	—
SPDR MSCI EM 50 ETF	73,259	—	—
SPDR Russell/Nomura PRIME Japan ETF	236,411	—	—
SPDR Russell/Nomura Small Cap Japan ETF	1,106,374	—	—
SPDR S&P Global Dividend ETF	62,806	—	—
SPDR S&P International Dividend ETF	85,860,472	—	—
SPDR S&P International Mid Cap ETF	991,631	—	—
SPDR S&P Emerging Markets Small Cap ETF	20,055,509	—	—
SPDR Dow Jones Global Real Estate ETF	36,887,834	—	—
SPDR S&P International Consumer Discretionary Sector ETF	184,061	—	—
SPDR S&P International Consumer Staples Sector ETF	749,704	—	—
SPDR S&P International Energy Sector ETF	383,819	—	—
SPDR S&P International Financial Sector ETF	222,351	—	—
SPDR S&P International Health Care Sector ETF	880,788	—	—
SPDR S&P International Industrial Sector ETF	221,282	—	—
SPDR S&P International Materials Sector ETF	186,670	—	—
SPDR S&P International Technology Sector ETF	126,851	—	—
SPDR S&P International Telecommunications Sector ETF	1,278,960	—	—
SPDR S&P International Utilities Sector ETF	1,256,520	—	—

The tax character of distributions paid during the year ended September 30, 2012 was as follows:

	Ordinary	Long-Term	Tax Return
	Income	Capital Gains	of Capital

SPDR STOXX Europe 50 ETF	$1,310,972	$—	$—
SPDR EURO STOXX 50 ETF	23,665,812	—	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2013

	Ordinary	Long-Term	Tax Return
	Income	Capital Gains	of Capital

SPDR S&P Emerging Asia Pacific ETF	$11,357,965	$6,448,372	$—
SPDR S&P Small Cap Emerging Asia Pacific ETF	—	—	—
SPDR S&P Russia ETF	734,365	—	—
SPDR S&P China ETF	17,799,814	—	—
SPDR S&P Emerging Markets ETF	3,935,966	1,641,949	—
SPDR S&P Emerging Markets Dividend ETF	16,170,078	—	—
SPDR S&P BRIC 40 ETF	8,184,641	—	—
SPDR S&P Emerging Europe ETF	2,483,872	—	—
SPDR S&P Emerging Latin America ETF	3,522,698	—	—
SPDR S&P Emerging Middle East & Africa ETF	4,218,267	—	—
SPDR S&P World ex-US ETF	5,552,612	—	—
SPDR S&P International Small Cap ETF	19,547,097	5,368,801	—
SPDR Dow Jones International Real Estate ETF	111,418,761	—	—
SPDR S&P Global Infrastructure ETF	1,483,636	—	—
SPDR S&P Global Natural Resources ETF	4,463,333	—	—
SPDR MSCI ACWI ex-US ETF	13,349,211	—	—
SPDR MSCI ACWI IMI ETF	54,416	—	—
SPDR MSCI EM 50 ETF	46,280	—	—
SPDR Russell/Nomura PRIME Japan ETF	265,569	—	—
SPDR Russell/Nomura Small Cap Japan ETF	1,634,370	—	—
SPDR S&P International Dividend ETF	53,305,546	—	—
SPDR S&P International Mid Cap ETF	1,577,246	637,971	—
SPDR S&P Emerging Markets Small Cap ETF	28,780,358	17,144,635	—
SPDR Dow Jones Global Real Estate ETF	13,646,214	—	—
SPDR S&P International Consumer Discretionary Sector ETF	198,620	—	—
SPDR S&P International Consumer Staples Sector ETF	478,660	—	—
SPDR S&P International Energy Sector ETF	366,239	—	—
SPDR S&P International Financial Sector ETF	155,043	—	—
SPDR S&P International Health Care Sector ETF	462,681	—	—
SPDR S&P International Industrial Sector ETF	261,597	—	—
SPDR S&P International Materials Sector ETF	253,185	—	—
SPDR S&P International Technology Sector ETF	165,361	75,778	—
SPDR S&P International Telecommunications Sector ETF	1,106,996	—	—
SPDR S&P International Utilities Sector ETF	691,902	—	—

For the year ended September 30, 2013, significant differences between the book basis and the tax basis of components of net assets included differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the tax deferral of losses on wash sales, the cumulative return of capital payment, PFICs (Passive Foreign Investment Companies), redemptions in-kind, dividend payables and the deferral of post-October losses.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2013

As of September 30, 2013, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Net Unrealized
	Ordinary	Long-Term	Appreciation
	Income	Capital Gains	(Depreciation)

SPDR STOXX Europe 50 ETF	$382,828	$—	$2,194,863
SPDR EURO STOXX 50 ETF	665,378	—	415,367,217
SPDR S&P Emerging Asia Pacific ETF	3,607,452	—	12,539,689
SPDR S&P Small Cap Emerging Asia Pacific ETF	78,937	101,013	85,686
SPDR S&P Russia ETF	176,955	—	(10,598,753)
SPDR S&P China ETF	5,342,115	—	(28,511,082)
SPDR S&P Emerging Markets ETF	1,435,156	—	(20,063,067)
SPDR S&P Emerging Markets Dividend ETF	7,310,405	—	(34,144,172)
SPDR S&P BRIC 40 ETF	1,102,194	—	(32,585,379)
SPDR S&P Emerging Europe ETF	452,011	—	(25,648,145)
SPDR S&P Emerging Latin America ETF	216,308	—	(22,093,150)
SPDR S&P Emerging Middle East & Africa ETF	770,265	—	(8,622,778)
SPDR S&P World ex-US ETF	4,897,253	—	94,600,740
SPDR S&P International Small Cap ETF	15,142,846	—	37,381,190
SPDR Dow Jones International Real Estate ETF	68,605,220	—	373,932,218
SPDR S&P Global Infrastructure ETF	708,703	—	(5,199,925)
SPDR S&P Global Natural Resources ETF	2,887,492	—	(22,516,476)
SPDR MSCI ACWI ex-US ETF	3,785,966	—	(16,391,788)
SPDR MSCI ACWI IMI ETF	41,536	5,843	772,953
SPDR MSCI EM 50 ETF	11,886	—	(55,894)
SPDR Russell/Nomura PRIME Japan ETF	1,002,265	—	(552,010)
SPDR Russell/Nomura Small Cap Japan ETF	1,641,815	—	(4,797,550)
SPDR S&P Global Dividend ETF	93,432	—	275,063
SPDR S&P International Dividend ETF	25,839,730	—	34,977,200
SPDR S&P International Mid Cap ETF	2,043,267	1,688,485	3,164,621
SPDR S&P Emerging Markets Small Cap ETF	11,229,724	—	(115,805,996)
SPDR Dow Jones Global Real Estate ETF	7,920,653	—	49,005,273
SPDR S&P International Consumer Discretionary Sector ETF	141,467	—	2,575,295
SPDR S&P International Consumer Staples Sector ETF	156,983	—	3,760,930
SPDR S&P International Energy Sector ETF	130,022	—	(1,575,626)
SPDR S&P International Financial Sector ETF	179,177	—	(525,596)
SPDR S&P International Health Care Sector ETF	168,149	—	7,566,150
SPDR S&P International Industrial Sector ETF	142,071	—	337,867
SPDR S&P International Materials Sector ETF	141,326	—	(3,782,665)
SPDR S&P International Technology Sector ETF	117,247	—	(106,835)
SPDR S&P International Telecommunications Sector ETF	122,265	—	3,470,718
SPDR S&P International Utilities Sector ETF	165,623	—	(387,095)

Distributions

The following Funds declare and distribute dividends from net investment income, if any, to shareholders quarterly: SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P Global Dividend ETF, SPDR S&P International

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2013

Dividend ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF. The following Funds declare and distribute dividends from net investment income, if any, to shareholders semi-annually: SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Small Cap Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR S&P Global Infrastructure ETF, SPDR S&P Global Natural Resources ETF, SPDR MSCI ACWI ex-US ETF, SPDR MSCI ACWI IMI ETF, SPDR MSCI EM 50 ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Mid Cap ETF and SPDR S&P Emerging Markets Small Cap ETF. The Trust declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

3.	Related Party Fees and Transactions

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid quarterly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

	Annual Rate

SPDR STOXX Europe 50 ETF	0.29%
SPDR EURO STOXX 50 ETF	0.29
SPDR S&P Emerging Asia Pacific ETF	0.59
SPDR S&P Small Cap Emerging Asia Pacific ETF	0.65
SPDR S&P Russia ETF	0.59
SPDR S&P China ETF	0.59
SPDR S&P Emerging Markets ETF	0.59
SPDR S&P Emerging Markets Dividend ETF	0.59
SPDR S&P BRIC 40 ETF	0.50
SPDR S&P Emerging Europe ETF	0.59
SPDR S&P Emerging Latin America ETF	0.59
SPDR S&P Emerging Middle East & Africa ETF	0.59
SPDR S&P World ex-US ETF	0.34
SPDR S&P International Small Cap ETF	0.59
SPDR Dow Jones International Real Estate ETF	0.59
SPDR S&P Global Infrastructure ETF	0.40	*
SPDR S&P Global Natural Resources ETF	0.40
SPDR MSCI ACWI ex-US ETF	0.34
SPDR MSCI ACWI IMI ETF	0.25
SPDR MSCI EM 50 ETF	0.50
SPDR Russell/Nomura PRIME Japan ETF	0.50
SPDR Russell/Nomura Small Cap Japan ETF	0.55
SPDR S&P Global Dividend ETF	0.40

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2013

Annual Rate

SPDR S&P International Dividend ETF	0.45%
SPDR S&P International Mid Cap ETF	0.45
SPDR S&P Emerging Markets Small Cap ETF	0.65
SPDR Dow Jones Global Real Estate ETF	0.50
SPDR S&P International Consumer Discretionary Sector ETF	0.50
SPDR S&P International Consumer Staples Sector ETF	0.50
SPDR S&P International Energy Sector ETF	0.50
SPDR S&P International Financial Sector ETF	0.50
SPDR S&P International Health Care Sector ETF	0.50
SPDR S&P International Industrial Sector ETF	0.50
SPDR S&P International Materials Sector ETF	0.50
SPDR S&P International Technology Sector ETF	0.50
SPDR S&P International Telecommunications Sector ETF	0.50
SPDR S&P International Utilities Sector ETF	0.50

*	As of May 1, 2013, the advisory fee rate for the SPDR S&P Global Infrastructure ETF was decreased to from 0.59% to 0.40%.

The Adviser pays all operating expenses of each Fund other than the advisory fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser.

On December 26, 2012 the Adviser agreed to make contributions to the SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Small Cap Emerging Asia Pacific ETF, SPDR Dow Jones International Real Estate ETF and SPDR S&P Emerging Markets Small Cap ETF for $5,326, $6,052, $1,564, $1,063 and $140, respectively, in connection with a portfolio investment matter. As a result of these payments, the performance of each Fund for periods as of and after December 26, 2012, is expected to be impacted by the increase in the Fund’s NAV, if any. If the voluntary payment had not been made, the total return for the period(s) indicated in the financial highlights would have been lower. The amounts are included in net realized gain (loss) on Foreign Currency Transactions in the Statement of Operations.

State Street also acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSgA FM serves as investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

For the year ended September 30, 2013, State Street earned securities lending agent fees from the following Funds:

Securities Lending
Agent Fees

SPDR STOXX Europe 50 ETF	$5,809
SPDR EURO STOXX 50 ETF	458,689
SPDR S&P Emerging Asia Pacific ETF	33,938
SPDR S&P Small Cap Emerging Asia Pacific ETF	497
SPDR S&P Russia ETF	127

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2013

Securities Lending
Agent Fees

SPDR S&P China ETF	$245,252
SPDR S&P Emerging Markets ETF	11,087
SPDR S&P Emerging Markets Dividend ETF	116,461
SPDR S&P BRIC 40 ETF	10,151
SPDR S&P Emerging Europe ETF	2,004
SPDR S&P Emerging Latin America ETF	7,253
SPDR S&P Emerging Middle East & Africa ETF	5,687
SPDR S&P World ex-US ETF	69,487
SPDR S&P International Small Cap ETF	146,277
SPDR Dow Jones International Real Estate ETF	206,380
SPDR S&P Global Infrastructure ETF	7,564
SPDR S&P Global Natural Resources ETF	35,966
SPDR MSCI ACWI ex-US ETF	46,524
SPDR MSCI ACWI IMI ETF	199
SPDR MSCI EM 50 ETF	18
SPDR Russell/Nomura PRIME Japan ETF	1,730
SPDR Russell/Nomura Small Cap Japan ETF	15,463
SPDR S&P Global Dividend ETF	101
SPDR S&P International Dividend ETF	440,329
SPDR S&P International Mid Cap ETF	5,184
SPDR S&P Emerging Markets Small Cap ETF	316,355
SPDR Dow Jones Global Real Estate ETF	25,130
SPDR S&P International Consumer Discretionary Sector ETF	1,049
SPDR S&P International Consumer Staples Sector ETF	2,241
SPDR S&P International Energy Sector ETF	1,645
SPDR S&P International Financial Sector ETF	780
SPDR S&P International Health Care Sector ETF	2,251
SPDR S&P International Industrial Sector ETF	901
SPDR S&P International Materials Sector ETF	851
SPDR S&P International Technology Sector ETF	1,691
SPDR S&P International Telecommunications Sector ETF	4,020
SPDR S&P International Utilities Sector ETF	5,548

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, acts as the principal underwriter of each Fund pursuant to a principal underwriting contract with the Trust. The Distributor may enter into agreements with other broker-dealers (affiliated and non-affiliated) and other financial institutions to authorize them to sell Shares.

The Distributor has established an assisted trading program to aid Authorized Participants in certain creation and redemption activity for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2013

Trustees’ Fees

Effective July 1, 2013 the Trust, SSgA Master Trust, SSgA Active ETF Trust and SPDR Series Trust (together, the “Trusts”) pay, in the aggregate, each Independent Trustee an annual fee of $170,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Prior to July 1, 2013, the Trusts paid, in the aggregate, each Independent Trustee an annual fee of $150,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board received an additional annual fee of $50,000 and the Chairman of the Audit Committee received an additional annual fee of $20,000. The Trust also reimbursed each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees were allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Institutional Class (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSgA FM serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund and/or Prime Portfolio at September 30, 2013 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/12	Cost	Shares	Proceeds	Shares	9/30/13	Income

SPDR STOXX Europe 50 ETF	$191,917	$2,303,324	2,303,324	$1,993,713	1,993,713	$501,528	$6
SPDR EURO STOXX 50 ETF	4,222,505	72,497,097	72,497,097	68,796,550	68,796,550	7,923,052	104
SPDR S&P Emerging Asia Pacific ETF	3,195,263	44,721,151	44,721,151	46,464,143	46,464,143	1,452,271	82
SPDR S&P Small Cap Emerging Asia Pacific ETF	100	330,372	330,372	330,111	330,111	361	1
SPDR S&P Russia ETF	537,150	3,024,772	3,024,772	3,561,922	3,561,922	—	26
SPDR S&P China ETF	745,106	23,993,930	23,993,930	24,723,534	24,723,534	15,502	36
SPDR S&P Emerging Markets ETF	846,305	34,255,100	34,255,100	33,874,175	33,874,175	1,227,230	100
SPDR S&P Emerging Markets Dividend ETF	7,076,913	90,482,925	90,482,925	89,334,505	89,334,505	8,225,333	156
SPDR S&P BRIC 40 ETF	168,879	10,029,225	10,029,225	9,435,427	9,435,427	762,677	43
SPDR S&P Emerging Europe ETF	100	5,990,069	5,990,069	5,948,023	5,948,023	42,146	32
SPDR S&P Emerging Latin America ETF	229,358	11,258,064	11,258,064	11,372,244	11,372,244	115,178	15
SPDR S&P Emerging Middle East & Africa ETF	93,201	2,940,916	2,940,916	3,032,425	3,032,425	1,692	—
SPDR S&P World ex-US ETF	332,197	15,267,026	15,267,026	14,494,875	14,494,875	1,104,348	71
SPDR S&P International Small Cap ETF	1,771,925	33,197,019	33,197,019	34,487,988	34,487,988	480,956	30
SPDR Dow Jones International Real Estate ETF	28,395,898	379,681,929	379,681,929	372,530,130	372,530,130	35,547,697	520
SPDR S&P Global Infrastructure ETF	97,634	12,485,966	12,485,966	12,528,677	12,528,677	54,923	5
SPDR S&P Global Natural Resources ETF	691,439	31,528,518	31,528,518	31,057,888	31,057,888	1,162,069	80

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2013

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/12	Cost	Shares	Proceeds	Shares	9/30/13	Income

SPDR MSCI ACWI ex-US ETF	$308,689	$15,999,057	15,999,057	$15,485,150	15,485,150	$822,596	$44
SPDR MSCI ACWI IMI ETF	27,030	169,578	169,578	165,272	165,272	31,336	1
SPDR MSCI EM 50 ETF	6,699	310,462	310,462	309,666	309,666	7,495	—
SPDR Russell/Nomura PRIME Japan ETF	15,805	560,420	560,420	358,034	358,034	218,191	13
SPDR Russell/Nomura Small Cap Japan ETF	332,216	1,106,554	1,106,554	1,340,562	1,340,562	98,208	4
SPDR S&P Global Dividend ETF	—	90,974	90,974	29,811	29,811	61,163	1
SPDR S&P International Dividend ETF	12,374,746	139,972,367	139,972,367	135,642,928	135,642,928	16,704,185	239
SPDR S&P International Mid Cap ETF	4,149	1,697,796	1,697,796	1,610,239	1,610,239	91,706	5
SPDR S&P Emerging Markets Small Cap ETF	100	101,529,912	101,529,912	92,468,598	92,468,598	9,061,414	277
SPDR Dow Jones Global Real Estate ETF	4,618,351	70,146,571	70,146,571	65,938,451	65,938,451	8,826,471	142
SPDR S&P International Consumer Discretionary Sector ETF	17,545	351,743	351,743	342,026	342,026	27,262	2
SPDR S&P International Consumer Staples Sector ETF	119,841	1,552,067	1,552,067	1,470,372	1,470,372	201,536	3
SPDR S&P International Energy Sector ETF	91,062	539,991	539,991	505,665	505,665	125,388	1
SPDR S&P International Financial Sector ETF	19,287	313,778	313,778	304,252	304,252	28,813	2
SPDR S&P International Health Care Sector ETF	49,480	1,032,262	1,032,262	972,345	972,345	109,397	2
SPDR S&P International Industrial Sector ETF	18,957	513,457	513,457	468,503	468,503	63,911	2
SPDR S&P International Materials Sector ETF	54,326	252,625	252,625	258,733	258,733	48,218	1
SPDR S&P International Technology Sector ETF	56,574	386,831	386,831	411,206	411,206	32,199	1
SPDR S&P International Telecommunications Sector ETF	340,375	1,771,529	1,771,529	1,678,067	1,678,067	433,837	9
SPDR S&P International Utilities Sector ETF	228,812	1,475,789	1,475,789	1,298,881	1,298,881	405,720	5

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/12	Cost	Shares	Proceeds	Shares	9/30/13	Income

SPDR STOXX Europe 50 ETF	$752,366	$29,081,974	29,081,974	$27,342,508	27,342,508	$2,491,832	$32,917
SPDR EURO STOXX 50 ETF	51,714,846	1,020,408,316	1,020,408,316	956,643,691	956,643,691	115,479,471	2,599,230
SPDR S&P Emerging Asia Pacific ETF	25,651,515	80,991,933	80,991,933	85,059,656	85,059,656	21,583,792	191,716
SPDR S&P Small Cap Emerging Asia Pacific ETF	33,997	370,213	370,213	322,865	322,865	81,345	2,809
SPDR S&P Russia ETF	367,020	8,342,517	8,342,517	8,261,618	8,261,618	447,919	722
SPDR S&P China ETF	133,083,476	276,696,863	276,696,863	309,405,234	309,405,234	100,375,105	1,382,973
SPDR S&P Emerging Markets ETF	9,456,178	65,950,351	65,950,351	60,367,039	60,367,039	15,039,490	62,840
SPDR S&P Emerging Markets Dividend ETF	28,742,094	224,377,462	224,377,462	188,470,712	188,470,712	64,648,844	659,218
SPDR S&P BRIC 40 ETF	37,126,518	134,386,941	134,386,941	159,761,827	159,761,827	11,751,632	57,513
SPDR S&P Emerging Europe ETF	1,703,341	35,659,298	35,659,298	33,876,207	33,876,207	3,486,432	11,350
SPDR S&P Emerging Latin America ETF	12,474,233	99,809,447	99,809,447	101,237,482	101,237,482	11,046,198	40,773
SPDR S&P Emerging Middle East & Africa ETF	7,443,236	26,564,101	26,564,101	25,420,401	25,420,401	8,586,936	32,229
SPDR S&P World ex-US ETF	46,696,155	203,390,286	203,390,286	193,985,043	193,985,043	56,101,398	388,257
SPDR S&P International Small Cap ETF	75,674,265	164,141,879	164,141,879	150,199,284	150,199,284	89,616,860	828,429
SPDR Dow Jones International Real Estate ETF	115,240,095	1,224,595,674	1,224,595,674	1,233,651,237	1,233,651,237	106,184,532	1,154,316
SPDR S&P Global Infrastructure ETF	7,211,101	104,182,840	104,182,840	103,336,728	103,336,728	8,057,213	41,694
SPDR S&P Global Natural Resources ETF	38,015,474	380,914,266	380,914,266	387,306,487	387,306,487	31,623,253	201,300
SPDR MSCI ACWI ex-US ETF	41,429,188	144,134,124	144,134,124	145,878,701	145,878,701	39,684,611	260,179
SPDR MSCI ACWI IMI ETF	—	3,817,737	3,817,737	2,948,711	2,948,711	869,026	1,271
SPDR MSCI EM 50 ETF	—	639,456	639,456	546,618	546,618	92,838	96
SPDR Russell/Nomura PRIME Japan ETF	4,145,222	45,163,059	45,163,059	20,827,516	20,827,516	28,480,765	9,787
SPDR Russell/Nomura Small Cap Japan ETF	15,172,472	38,758,918	38,758,918	33,607,277	33,607,277	20,324,113	87,502
SPDR S&P Global Dividend ETF	—	1,693,687	1,693,687	50,931	50,931	1,642,756	573
SPDR S&P International Dividend ETF	94,354,018	639,665,681	639,665,681	564,947,503	564,947,503	169,072,196	2,477,907

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2013

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/12	Cost	Shares	Proceeds	Shares	9/30/13	Income

SPDR S&P International Mid Cap ETF	$5,053,842	$14,823,129	14,823,129	$14,765,705	14,765,705	$5,111,266	$29,309
SPDR S&P Emerging Markets Small Cap ETF	36,609,130	126,891,975	126,891,975	130,738,262	130,738,262	32,762,843	1,171,437
SPDR Dow Jones Global Real Estate ETF	33,497,599	316,050,534	316,050,534	313,515,814	313,515,814	36,032,319	141,666
SPDR S&P International Consumer Discretionary Sector ETF	93,078	3,311,561	3,311,561	2,817,654	2,817,654	586,985	5,882
SPDR S&P International Consumer Staples Sector ETF	251,690	9,014,666	9,014,666	8,835,267	8,835,267	431,089	12,539
SPDR S&P International Energy Sector ETF	374,253	12,201,591	12,201,591	11,727,134	11,727,134	848,710	9,097
SPDR S&P International Financial Sector ETF	174,481	2,927,067	2,927,067	2,781,639	2,781,639	319,909	4,204
SPDR S&P International Health Care Sector ETF	81,301	6,929,934	6,929,934	6,709,332	6,709,332	301,903	12,757
SPDR S&P International Industrial Sector ETF	—	2,951,371	2,951,371	2,667,046	2,667,046	284,325	5,097
SPDR S&P International Materials Sector ETF	50,009	4,762,801	4,762,801	4,280,756	4,280,756	532,054	4,719
SPDR S&P International Technology Sector ETF	95,113	5,564,290	5,564,290	5,520,087	5,520,087	139,316	9,411
SPDR S&P International Telecommunications Sector ETF	435,398	10,741,253	10,741,253	9,991,402	9,991,402	1,185,249	22,753
SPDR S&P International Utilities Sector ETF	956,439	14,783,080	14,783,080	14,419,362	14,419,362	1,320,157	31,191

4.	Shareholder Transactions

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares for SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Small Cap Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P Global Natural Resources ETF, SPDR MSCI EM 50 ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P Global Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF and 100,000 shares for SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P Global Infrastructure ETF, SPDR MSCI ACWI IMI ETF, SPDR S&P International Dividend ETF, SPDR S&P Emerging Markets Small Cap ETF and SPDR Dow Jones Global Real Estate ETF and 200,000 shares for SPDR S&P World ex-US ETF, SPDR MSCI ACWI ex-US ETF and SPDR Russell/Nomura PRIME Japan ETF. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Funds on the transaction date. Transaction fees ranging from $500 to $12,000 per Creation Unit for each Fund, regardless of the number of Creation Units that are created or redeemed on the same day, are charged to those persons creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities.

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at September 30, 2013 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR STOXX Europe 50 ETF	$109,716,044	$7,765,392	$5,578,042	$2,187,350
SPDR EURO STOXX 50 ETF	2,988,276,092	421,559,685	6,256,135	415,303,550

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2013

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR S&P Emerging Asia Pacific ETF	$402,201,688	$70,848,374	$57,645,854	$13,202,520
SPDR S&P Small Cap Emerging Asia Pacific ETF	2,124,712	303,549	212,047	91,502
SPDR S&P Russia ETF	42,109,611	1,268,685	11,867,529	(10,598,844)
SPDR S&P China ETF	1,024,552,080	89,100,642	117,611,644	(28,511,002)
SPDR S&P Emerging Markets ETF	221,704,110	18,316,256	38,224,573	(19,908,317)
SPDR S&P Emerging Markets Dividend ETF	639,184,310	23,760,721	57,704,174	(33,943,453)
SPDR S&P BRIC 40 ETF	291,321,896	22,743,497	55,328,847	(32,585,350)
SPDR S&P Emerging Europe ETF	105,460,331	7,607,347	33,261,906	(25,654,559)
SPDR S&P Emerging Latin America ETF	103,461,728	9,355,025	31,444,031	(22,089,006)
SPDR S&P Emerging Middle East & Africa ETF	84,483,049	10,907,854	19,538,401	(8,630,547)
SPDR S&P World ex-US ETF	645,004,685	110,521,838	16,049,702	94,472,136
SPDR S&P International Small Cap ETF	855,128,818	146,982,315	109,802,741	37,179,574
SPDR Dow Jones International Real Estate ETF	3,800,411,351	440,165,436	66,302,022	373,863,414
SPDR S&P Global Infrastructure ETF	65,363,902	2,424,752	7,625,343	(5,200,591)
SPDR S&P Global Natural Resources ETF	460,031,764	22,440,582	44,991,353	(22,550,771)
SPDR MSCI ACWI ex-US ETF	546,071,740	58,192,700	74,541,816	(16,349,116)
SPDR MSCI ACWI IMI ETF	5,826,527	1,027,705	254,771	772,934
SPDR MSCI EM 50 ETF	2,498,315	199,419	255,312	(55,893)
SPDR Russell/Nomura PRIME Japan ETF	155,171,625	4,328,560	4,887,598	(559,038)
SPDR Russell/Nomura Small Cap Japan ETF	122,036,307	10,721,527	15,523,751	(4,802,224)
SPDR S&P Global Dividend ETF	10,895,152	423,414	148,688	274,726
SPDR S&P International Dividend ETF	1,452,234,404	84,815,860	49,814,453	35,001,407
SPDR S&P International Mid Cap ETF	48,288,316	4,791,886	1,631,468	3,160,418
SPDR S&P Emerging Markets Small Cap ETF	915,346,544	73,440,683	188,250,153	(114,809,470)
SPDR Dow Jones Global Real Estate ETF	996,039,345	67,189,967	18,184,324	49,005,643
SPDR S&P International Consumer Discretionary Sector ETF	16,927,011	3,073,003	499,636	2,573,367
SPDR S&P International Consumer Staples Sector ETF	33,459,448	4,322,493	565,797	3,756,696
SPDR S&P International Energy Sector ETF	14,990,132	443,009	2,018,748	(1,575,739)
SPDR S&P International Financial Sector ETF	7,307,802	403,186	930,135	(526,949)
SPDR S&P International Health Care Sector ETF	52,788,162	8,134,148	574,733	7,559,415
SPDR S&P International Industrial Sector ETF	13,605,412	1,314,499	977,071	337,428
SPDR S&P International Materials Sector ETF	13,636,889	493,406	4,277,047	(3,783,641)
SPDR S&P International Technology Sector ETF	12,269,154	2,106,793	2,214,052	(107,259)
SPDR S&P International Telecommunications Sector ETF	31,584,369	5,342,251	1,874,323	3,467,928
SPDR S&P International Utilities Sector ETF	41,764,668	2,556,324	2,946,082	(389,758)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2013

6.	Investment Transactions

For the year ended September 30, 2013, the following Funds had in-kind contributions, in-kind redemptions and in-kind net realized gain/loss as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR STOXX Europe 50 ETF	$62,847,924	$—	$—
SPDR EURO STOXX 50 ETF	1,964,941,493	88,806,035	24,566,269
SPDR S&P Emerging Asia Pacific ETF	80,635,279	80,090,344	9,613,958
SPDR S&P Small Cap Emerging Asia Pacific ETF	—	—	—
SPDR S&P Russia ETF	8,085,429	14,785,503	(598,945)
SPDR S&P China ETF	386,117,111	335,859,241	45,388,339
SPDR S&P Emerging Markets ETF	75,239,195	56,033,420	7,756,073
SPDR S&P Emerging Markets Dividend ETF	180,701,579	8,092,345	133,269
SPDR S&P BRIC 40 ETF	28,780,155	79,698,353	3,418,746
SPDR S&P Emerging Europe ETF	13,507,958	19,264,226	(1,308,088)
SPDR S&P Emerging Latin America ETF	10,359,674	32,843,927	(5,557,135)
SPDR S&P Emerging Middle East & Africa ETF	—	18,754,744	1,040,214
SPDR S&P World ex-US ETF	192,164,927	5,060,644	2,182,929
SPDR S&P International Small Cap ETF	63,230,510	63,770,275	13,055,312
SPDR Dow Jones International Real Estate ETF	827,262,223	137,747,606	42,744,773
SPDR S&P Global Infrastructure ETF	35,383,582	25,350,404	1,927,605
SPDR S&P Global Natural Resources ETF	266,637,921	241,696,767	16,367,536
SPDR MSCI ACWI ex-US ETF	100,351,273	43,421,392	5,348,867
SPDR MSCI ACWI IMI ETF	—	—	—
SPDR MSCI EM 50 ETF	—	2,149,451	(101,149)
SPDR Russell/Nomura PRIME Japan ETF	114,822,348	8,159,853	1,657,414
SPDR Russell/Nomura Small Cap Japan ETF	32,238,463	13,660,047	658,013
SPDR S&P Global Dividend ETF	9,083,563	—	—
SPDR S&P International Dividend ETF	412,224,757	135,659,808	11,194,353
SPDR S&P International Mid Cap ETF	7,045,978	3,800,117	470,764
SPDR S&P Emerging Markets Small Cap ETF	—	72,420,091	4,401,613
SPDR Dow Jones Global Real Estate ETF	543,898,373	93,923,606	41,033,741
SPDR S&P International Consumer Discretionary Sector ETF	9,693,721	—	—
SPDR S&P International Consumer Staples Sector ETF	14,606,673	—	—
SPDR S&P International Energy Sector ETF	1,203,602	—	—
SPDR S&P International Financial Sector ETF	3,897,705	2,064,769	269,467
SPDR S&P International Health Care Sector ETF	25,642,012	—	—
SPDR S&P International Industrial Sector ETF	5,194,213	2,498,146	(424,298)
SPDR S&P International Materials Sector ETF	—	2,525,625	(409,980)
SPDR S&P International Technology Sector ETF	3,915,892	5,509,391	1,361,689
SPDR S&P International Telecommunications Sector ETF	7,950,392	4,899,883	1,068,920
SPDR S&P International Utilities Sector ETF	11,718,947	—	—

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes in Net Assets. The table represents the accumulation of a Fund’s daily net shareholder

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2013

transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transaction.

For the year ended September 30, 2013, the Trust had purchases and sales of investment securities as follows:

	Purchases	Sales

SPDR STOXX Europe 50 ETF	$6,959,020	$7,516,027
SPDR EURO STOXX 50 ETF	158,124,260	167,299,011
SPDR S&P Emerging Asia Pacific ETF	67,188,951	70,381,605
SPDR S&P Small Cap Emerging Asia Pacific ETF	455,042	656,723
SPDR S&P Russia ETF	1,130,798	1,946,380
SPDR S&P China ETF	115,051,498	114,150,399
SPDR S&P Emerging Markets ETF	52,360,647	40,497,005
SPDR S&P Emerging Markets Dividend ETF	491,908,310	377,411,700
SPDR S&P BRIC 40 ETF	25,407,815	27,510,759
SPDR S&P Emerging Europe ETF	4,801,726	7,371,922
SPDR S&P Emerging Latin America ETF	10,060,721	20,471,593
SPDR S&P Emerging Middle East & Africa ETF	1,904,497	3,445,645
SPDR S&P World ex-US ETF	8,215,235	8,341,681
SPDR S&P International Small Cap ETF	151,138,256	151,337,943
SPDR Dow Jones International Real Estate ETF	416,126,609	547,817,640
SPDR S&P Global Infrastructure ETF	44,864,398	43,774,840
SPDR S&P Global Natural Resources ETF	142,474,917	143,037,198
SPDR MSCI ACWI ex-US ETF	9,977,236	12,282,579
SPDR MSCI ACWI IMI ETF	6,879	50,867
SPDR MSCI EM 50 ETF	165,705	424,850
SPDR Russell/Nomura PRIME Japan ETF	556,902	70,147
SPDR Russell/Nomura Small Cap Japan ETF	10,687,851	10,185,725
SPDR S&P Global Dividend ETF	715,969	643,231
SPDR S&P International Dividend ETF	1,473,257,412	1,478,550,785
SPDR S&P International Mid Cap ETF	20,104,100	19,932,701
SPDR S&P Emerging Markets Small Cap ETF	157,396,906	249,934,971
SPDR Dow Jones Global Real Estate ETF	70,964,158	84,524,023
SPDR S&P International Consumer Discretionary Sector ETF	696,861	191,208
SPDR S&P International Consumer Staples Sector ETF	1,341,775	1,138,774
SPDR S&P International Energy Sector ETF	201,972	276,463
SPDR S&P International Financial Sector ETF	105,292	239,503
SPDR S&P International Health Care Sector ETF	3,525,186	3,704,117
SPDR S&P International Industrial Sector ETF	990,011	696,761
SPDR S&P International Materials Sector ETF	867,280	764,125
SPDR S&P International Technology Sector ETF	1,786,650	1,689,357
SPDR S&P International Telecommunications Sector ETF	2,284,012	2,109,931
SPDR S&P International Utilities Sector ETF	344,275	770,660

For the year ended September 30, 2013, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2013

7.	Concentration of Risk

The Funds’ assets may be concentrated in one or more foreign countries. By concentrating their assets in a single country or group of countries, the Funds are subject to the risk that economic, political or other conditions that have a negative effect on that country or group of countries will negatively impact the Funds to a greater extent than if the Funds’ assets were invested in a wider variety of countries. In addition, the Funds’ assets may be concentrated in certain industries, subjecting them to greater risk than Funds that invest in a wider range of industries.

8.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of September 30, 2013 and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

9. Recent Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11“). These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. They are also intended to improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 is intended to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods.

In January 2013, Accounting Standard Update 2013-01 (ASU 2013-01), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. As described above, ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. The ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Funds’ financial statements.

SPDR INDEX SHARES FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
the SPDR Index Shares Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the thirty-seven funds, listed in footnote 1, (each a “Fund”) comprising the SPDR Index Shares Funds (the “Trust”) at September 30, 2013, the results of each of their operations for the period then ended, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2013 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 26, 2013

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
September 30, 2013 (Unaudited)

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested on April 1, 2013 and held for the six months ended September 30, 2013.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Transaction fees at scheduled amounts ranging from $500 to $12,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	4/1/13 to
Actual	Expense Ratio	4/1/13	9/30/13	9/30/13

SPDR STOXX Europe 50 ETF	0.29%	$1,000	$1,106.70	$1.53
SPDR EURO STOXX 50 ETF	0.29	1,000	1,193.30	1.59
SPDR S&P Emerging Asia Pacific ETF	0.59	1,000	1,001.50	2.96
SPDR S&P Small Cap Emerging Asia Pacific ETF	0.65	1,000	997.90	3.26
SPDR S&P Russia ETF	0.59	1,000	1,018.10	2.98
SPDR S&P China ETF	0.60	1,000	1,082.80	3.13
SPDR S&P Emerging Markets ETF	0.59	1,000	976.80	2.92
SPDR S&P Emerging Markets Dividend ETF	0.60	1,000	938.60	2.92
SPDR S&P BRIC 40 ETF	0.51	1,000	1,027.80	2.59
SPDR S&P Emerging Europe ETF	0.59	1,000	997.80	2.95

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2013 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	4/1/13 to
Actual	Expense Ratio	4/1/13	9/30/13	9/30/13

SPDR S&P Emerging Latin America ETF	0.59%	$1,000	$876.40	$2.78
SPDR S&P Emerging Middle East & Africa ETF	0.59	1,000	1,013.50	2.98
SPDR S&P World ex-US ETF	0.34	1,000	1,089.90	1.78
SPDR S&P International Small Cap ETF	0.59	1,000	1,082.90	3.08
SPDR Dow Jones International Real Estate ETF	0.59	1,000	1,000.30	2.96
SPDR S&P Global Infrastructure ETF	0.44	1,000	1,059.20	2.27
SPDR S&P Global Natural Resources ETF	0.40	1,000	982.10	1.99
SPDR MSCI ACWI ex-US ETF	0.34	1,000	1,064.30	1.76
SPDR MSCI ACWI IMI ETF	0.25	1,000	1,079.00	1.30
SPDR MSCI EM 50 ETF	0.50	1,000	1,016.10	2.53
SPDR Russell/Nomura PRIME Japan ETF	0.50	1,000	1,107.00	2.64
SPDR Russell/Nomura Small Cap Japan ETF	0.55	1,000	1,071.30	2.86
SPDR S&P Global Dividend ETF**	0.40	1,000	1,000.00	1.36
SPDR S&P International Dividend ETF	0.45	1,000	1,015.00	2.27
SPDR S&P International Mid Cap ETF	0.45	1,000	1,102.40	2.37
SPDR S&P Emerging Markets Small Cap ETF	0.65	1,000	975.20	3.22
SPDR Dow Jones Global Real Estate ETF	0.50	1,000	975.70	2.48
SPDR S&P International Consumer Discretionary Sector ETF	0.50	1,000	1,181.20	2.73
SPDR S&P International Consumer Staples Sector ETF	0.50	1,000	1,021.30	2.53
SPDR S&P International Energy Sector ETF	0.50	1,000	1,048.90	2.57
SPDR S&P International Financial Sector ETF	0.50	1,000	1,111.80	2.65
SPDR S&P International Health Care Sector ETF	0.50	1,000	1,064.50	2.59
SPDR S&P International Industrial Sector ETF	0.50	1,000	1,113.70	2.65
SPDR S&P International Materials Sector ETF	0.50	1,000	1,014.40	2.52
SPDR S&P International Technology Sector ETF	0.50	1,000	1,100.50	2.63
SPDR S&P International Telecommunications Sector ETF	0.50	1,000	1,202.20	2.76
SPDR S&P International Utilities Sector ETF	0.50	1,000	1,124.60	2.66
				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	4/1/13 to
Hypothetical	Expense Ratio	4/1/13	9/30/13	9/30/13

SPDR STOXX Europe 50 ETF	0.29%	$1,000	$1,023.65	$1.47
SPDR EURO STOXX 50 ETF	0.29	1,000	1,023.65	1.47
SPDR S&P Emerging Asia Pacific ETF	0.59	1,000	1,022.14	2.99
SPDR S&P Small Cap Emerging Asia Pacific ETF	0.65	1,000	1,021.84	3.29
SPDR S&P Russia ETF	0.59	1,000	1,022.14	2.99
SPDR S&P China ETF	0.60	1,000	1,022.09	3.04
SPDR S&P Emerging Markets ETF	0.59	1,000	1,022.14	2.99
SPDR S&P Emerging Markets Dividend ETF	0.60	1,000	1,022.09	3.04

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2013 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	4/1/13 to
Hypothetical	Expense Ratio	4/1/13	9/30/13	9/30/13

SPDR S&P BRIC 40 ETF	0.51%	$1,000	$1,022.54	$2.59
SPDR S&P Emerging Europe ETF	0.59	1,000	1,022.14	2.99
SPDR S&P Emerging Latin America ETF	0.59	1,000	1,022.14	2.99
SPDR S&P Emerging Middle East & Africa ETF	0.59	1,000	1,022.14	2.99
SPDR S&P World ex-US ETF	0.34	1,000	1,023.40	1.72
SPDR S&P International Small Cap ETF	0.59	1,000	1,022.14	2.99
SPDR Dow Jones International Real Estate ETF	0.59	1,000	1,022.14	2.99
SPDR S&P Global Infrastructure ETF	0.44	1,000	1,022.89	2.23
SPDR S&P Global Natural Resources ETF	0.40	1,000	1,023.09	2.03
SPDR MSCI ACWI ex-US ETF	0.34	1,000	1,023.40	1.72
SPDR MSCI ACWI IMI ETF	0.25	1,000	1,023.85	1.27
SPDR MSCI EM 50 ETF	0.50	1,000	1,022.59	2.54
SPDR Russell/Nomura PRIME Japan ETF	0.50	1,000	1,022.59	2.54
SPDR Russell/Nomura Small Cap Japan ETF	0.55	1,000	1,022.34	2.79
SPDR S&P Global Dividend ETF**	0.40	1,000	1,023.09	2.03
SPDR S&P International Dividend ETF	0.45	1,000	1,022.84	2.28
SPDR S&P International Mid Cap ETF	0.45	1,000	1,022.84	2.28
SPDR S&P Emerging Markets Small Cap ETF	0.65	1,000	1,021.84	3.29
SPDR Dow Jones Global Real Estate ETF	0.50	1,000	1,022.59	2.54
SPDR S&P International Consumer Discretionary Sector ETF	0.50	1,000	1,022.59	2.54
SPDR S&P International Consumer Staples Sector ETF	0.50	1,000	1,022.59	2.54
SPDR S&P International Energy Sector ETF	0.50	1,000	1,022.59	2.54
SPDR S&P International Financial Sector ETF	0.50	1,000	1,022.59	2.54
SPDR S&P International Health Care Sector ETF	0.50	1,000	1,022.59	2.54
SPDR S&P International Industrial Sector ETF	0.50	1,000	1,022.59	2.54
SPDR S&P International Materials Sector ETF	0.50	1,000	1,022.59	2.54
SPDR S&P International Technology Sector ETF	0.50	1,000	1,022.59	2.54
SPDR S&P International Telecommunications Sector ETF	0.50	1,000	1,022.59	2.54
SPDR S&P International Utilities Sector ETF	0.50	1,000	1,022.59	2.54

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.
**	Actual period is from commencement of operations 5/29/13. Hypothetical period is from 4/1/13.

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2013.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2013 (Unaudited)

Percentage of distributions which qualify for the corporate dividends received deduction:

Percentage

SPDR S&P Russia ETF	0.46%
SPDR S&P Emerging Markets Dividend ETF	0.38
SPDR S&P Global Infrastructure ETF	23.24
SPDR S&P Global Natural Resources ETF	21.71
SPDR MSCI ACWI IMI ETF	33.17
SPDR S&P Global Dividend ETF	17.61
SPDR S&P International Consumer Discretionary Sector ETF	0.12
SPDR S&P International Health Care Sector ETF	0.11

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2013, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. These amounts are noted below:

Amount

SPDR STOXX Europe 50 ETF	$1,873,115
SPDR EURO STOXX 50 ETF	49,256,841
SPDR S&P Emerging Asia Pacific ETF	6,720,597
SPDR S&P Small Cap Emerging Asia Pacific ETF	14,439
SPDR S&P Russia ETF	1,179,680
SPDR S&P China ETF	21,845,199
SPDR S&P Emerging Markets ETF	3,090,083
SPDR S&P Emerging Markets Dividend ETF	14,139,141
SPDR S&P BRIC 40 ETF	7,955,207
SPDR S&P Emerging Europe ETF	2,634,313
SPDR S&P Emerging Latin America ETF	333,108
SPDR S&P Emerging Middle East & Africa ETF	1,930,226
SPDR S&P World ex-US ETF	10,641,257
SPDR S&P International Small Cap ETF	15,723,251
SPDR Dow Jones International Real Estate ETF	20,723,589
SPDR S&P Global Infrastructure ETF	2,379,701
SPDR S&P Global Natural Resources ETF	10,667,611
SPDR MSCI ACWI ex-US ETF	9,608,110
SPDR MSCI ACWI IMI ETF	117,363
SPDR MSCI EM 50 ETF	48,001
SPDR Russell/Nomura PRIME Japan ETF	1,076,418
SPDR Russell/Nomura Small Cap Japan ETF	1,324,481
SPDR S&P Global Dividend ETF	70,675
SPDR S&P International Dividend ETF	57,097,731
SPDR S&P International Mid Cap ETF	672,154
SPDR S&P Emerging Markets Small Cap ETF	7,600,487
SPDR Dow Jones Global Real Estate ETF	2,164,564
SPDR S&P International Consumer Discretionary Sector ETF	211,893
SPDR S&P International Consumer Staples Sector ETF	—

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2013 (Unaudited)

Amount

SPDR S&P International Energy Sector ETF	$338,141
SPDR S&P International Financial Sector ETF	187,160
SPDR S&P International Health Care Sector ETF	999,651
SPDR S&P International Industrial Sector ETF	226,273
SPDR S&P International Materials Sector ETF	195,117
SPDR S&P International Technology Sector ETF	185,034
SPDR S&P International Telecommunications Sector ETF	1,108,647
SPDR S&P International Utilities Sector ETF	784,342

For the fiscal year ended September 30, 2013, certain dividends paid by SPDR STOXX Europe ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P Global Infrastructure ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P Global Dividend ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF may be subject to a minimum tax rate of 15% as provided for by the Internal Revenue Code. The Funds noted above hereby designate the maximum amount of such dividends allowable up to the amount of dividends that were paid during the year. Complete information will be reported in conjunction with the 2013 form 1099-DIV.

Long term capital gains dividends were paid from the following Funds during the year ended September 30, 2013:

Amount

SPDR S&P International Mid Cap ETF	$90,698

Foreign Tax Credit

The Trust has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by a Fund to its shareholders. For the year ended September 30, 2013, the total amount of foreign taxes that will be passed through are:

Amount

SPDR STOXX Europe 50 ETF	$105,760
SPDR EURO STOXX 50 ETF	5,001,233
SPDR S&P Emerging Asia Pacific ETF	1,073,557
SPDR S&P Small Cap Emerging Asia Pacific ETF	3,981
SPDR S&P Russia ETF	215,108
SPDR S&P China ETF	2,203,519
SPDR S&P Emerging Markets ETF	544,353
SPDR S&P Emerging Markets Dividend ETF	3,899,817
SPDR S&P BRIC 40 ETF	930,703
SPDR S&P Emerging Europe ETF	408,076
SPDR S&P Emerging Latin America ETF	139,045
SPDR S&P Emerging Middle East & Africa ETF	227,271

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2013 (Unaudited)

Amount

SPDR S&P World ex-US ETF	$775,477
SPDR S&P International Small Cap ETF	1,126,852
SPDR Dow Jones International Real Estate ETF	6,871,600
SPDR S&P Global Infrastructure ETF	136,869
SPDR S&P Global Natural Resources ETF	669,745
SPDR MSCI ACWI ex-US ETF	720,857
SPDR MSCI ACWI IMI ETF	5,576
SPDR MSCI EM 50 ETF	7,831
SPDR Russell/Nomura PRIME Japan ETF	76,912
SPDR Russell/Nomura Small Cap Japan ETF	94,705
SPDR S&P Global Dividend ETF	5,964
SPDR S&P International Dividend ETF	6,617,269
SPDR S&P International Mid Cap ETF	53,803
SPDR S&P Emerging Markets Small Cap ETF	1,847,236
SPDR Dow Jones Global Real Estate ETF	—
SPDR S&P International Consumer Discretionary Sector ETF	16,506
SPDR S&P International Consumer Staples Sector ETF	56,175
SPDR S&P International Energy Sector ETF	20,251
SPDR S&P International Financial Sector ETF	10,429
SPDR S&P International Health Care Sector ETF	83,515
SPDR S&P International Industrial Sector ETF	16,856
SPDR S&P International Materials Sector ETF	12,623
SPDR S&P International Technology Sector ETF	17,164
SPDR S&P International Telecommunications Sector ETF	64,942
SPDR S&P International Utilities Sector ETF	59,405

The amount of foreign source income earned on the following Funds during the year ended September 30, 2013 were as follows:

Amount

SPDR STOXX Europe 50 ETF	$2,380,420
SPDR EURO STOXX 50 ETF	78,787,661
SPDR S&P Emerging Asia Pacific ETF	12,983,898
SPDR S&P Small Cap Emerging Asia Pacific ETF	64,501
SPDR S&P Russia ETF	1,311,831
SPDR S&P China ETF	29,528,229
SPDR S&P Emerging Markets ETF	5,995,351
SPDR S&P Emerging Markets Dividend ETF	31,780,434
SPDR S&P BRIC 40 ETF	9,238,286
SPDR S&P Emerging Europe ETF	3,024,000
SPDR S&P Emerging Latin America ETF	3,169,180
SPDR S&P Emerging Middle East & Africa ETF	2,486,599
SPDR S&P World ex-US ETF	14,296,137
SPDR S&P International Small Cap ETF	21,342,479
SPDR Dow Jones International Real Estate ETF	148,642,413

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2013 (Unaudited)

Amount

SPDR S&P Global Infrastructure ETF	$2,430,375
SPDR S&P Global Natural Resources ETF	14,942,002
SPDR MSCI ACWI ex-US ETF	13,861,985
SPDR MSCI ACWI IMI ETF	91,624
SPDR MSCI EM 50 ETF	70,852
SPDR Russell/Nomura PRIME Japan ETF	1,138,436
SPDR Russell/Nomura Small Cap Japan ETF	1,491,902
SPDR S&P Global Dividend ETF	71,049
SPDR S&P International Dividend ETF	97,728,127
SPDR S&P International Mid Cap ETF	1,063,894
SPDR S&P Emerging Markets Small Cap ETF	24,885,923
SPDR Dow Jones Global Real Estate ETF	—
SPDR S&P International Consumer Discretionary Sector ETF	285,779
SPDR S&P International Consumer Staples Sector ETF	927,525
SPDR S&P International Energy Sector ETF	464,848
SPDR S&P International Financial Sector ETF	271,006
SPDR S&P International Health Care Sector ETF	1,139,249
SPDR S&P International Industrial Sector ETF	296,871
SPDR S&P International Materials Sector ETF	249,760
SPDR S&P International Technology Sector ETF	230,318
SPDR S&P International Telecommunications Sector ETF	1,491,597
SPDR S&P International Utilities Sector ETF	1,311,648

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the investment advisor voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Approval of Advisory Agreement

At in-person meetings held prior to September 30, 2013, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSgA Funds Management, Inc. (the “Adviser”) with respect to the operational series of the Trust (collectively, the “Current ETFs”) and to continue and/or approve, as the case may be, the Agreement with respect to SPDR S&P Global Dividend ETF and the previously approved non-operational series of the Trust and (collectively, the “New ETFs” and together with the Current ETFs, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2013 (Unaudited)

within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust’s Administrator, Transfer Agent and Custodian (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services provided by, or to be provided by, the Adviser with respect to the SPDR ETFs under the Agreement, (ii) the investment performance of the Current ETFs, (iii) the costs to the Adviser of its services and profits realized by the Adviser and its affiliates from its relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the SPDR ETFs grow and whether the fee levels in the Agreement reflect these economies of scale.

The Board considered the nature, extent and quality of services provided by, or expected to be provided by, the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the SPDR ETFs, as exchange-traded funds (“ETFs”), and the experience and expertise of the Adviser with ETFs. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and ETFs in particular. The Board also considered the Adviser’s experience in managing equity ETFs.

The Board then reviewed the Current ETFs’ performance, noting that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each Current ETF achieved its objective as a passively managed index fund. The Board reviewed information regarding the Current ETFs’ index tracking, noting that each Current ETF satisfactorily tracked its benchmark index.

The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs’ historical profitability to the Adviser. The Independent Trustees, through their counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations and determined that these methodologies were reasonable.

The Board considered whether the Adviser benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

The Board recognized that the Adviser is likely to realize economies of scale in managing the SPDR ETFs as assets grow in size. The Board noted the Adviser’s assertion that such economies of scale are currently shared with the SPDR ETFs by way of the relatively low advisory fee and unitary fee structure of the Trust. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.

The Board reviewed the universe of similar ETFs for the SPDR ETFs based upon data from Lipper Analytical Services and related comparative information for similar ETFs, including comparative information with respect to fees. The Board also reviewed the historical expense ratios of the Current ETFs and SPDR S&P Global Dividend ETF, estimated expense ratios of the New ETFs, and the unitary fee structure. In doing so, the Board used a fund-by-fund analysis of the data.

The Board, including the Independent Trustees voting separately, approved the Agreement after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services provided or

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2013 (Unaudited)

expected to be provided by the Adviser with respect to the Current ETFs and the New ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF and SPDR S&P Global Dividend ETF had been satisfactory; (c) the Adviser’s fees for each SPDR ETF and the unitary fee, considered in relation to services provided or expected to be provided, were fair and reasonable; (d) profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional benefits to the Adviser were not of a magnitude to materially affect the Board’s conclusions; and (f) fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.

TRUSTEES

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office and	Occupation(s)	Complex	Other
Name, Address	Position(s)	Length of	During Past	Overseen	Directorships
and Year of Birth	with Funds	Time Served	5 Years	by Trustee	Held by Trustee

Independent Trustees

FRANK NESVET c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1943	Independent Trustee, Chairman, Trustee Committee Chairman	Term: Unlimited Served: since September 2000	Chief Executive Officer, Libra Group, Inc. (1998-present) (a financial services consulting company).	172	SPDR Series Trust (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee).

DAVID M. KELLY c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1938	Independent Trustee, Audit Committee Chairman	Term: Unlimited Served: since September 2000	Retired.	172	Penson Worldwide Inc. (Former Director, retired); SPDR Series Trust (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee).

BONNY EUGENIA BOATMAN c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired (2005-present); Managing Director, Columbia Management Group, Bank of America (1984-2005).	172	SPDR Series Trust (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee).

DWIGHT D. CHURCHILL c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; Head of Fixed Income and other Senior Management roles, Fidelity Investments (1993-2009).	172	Affiliated Managers Group, Inc. (Director); SPDR Series Trust (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee).

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2013 (Unaudited)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office and	Occupation(s)	Complex	Other
Name, Address	Position(s)	Length of	During Past	Overseen	Directorships
and Year of Birth	with Funds	Time Served	5 Years	by Trustee	Held by Trustee

CARL G. VERBONCOEUR c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1952	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009; Chief Executive Officer, Rydex Investments (2003-2009).	172	The Motley Fool Funds Trust (Trustee); SPDR Series Trust (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee).

Interested Trustee

JAMES E. ROSS* SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSgA Funds Management, Inc. (2005-present); President, SSgA Funds Management, Inc. (2005-2012); Senior Managing Director and Principal, State Street Global Advisors (2006-present).	201	SPDR Series Trust (Trustee); The Select Sector SPDR Trust (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee); State Street Master Funds (Trustee); and State Street Institutional Investment Trust (Trustee).

*	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2013 (Unaudited)

OFFICERS

		Term of	Principal
		Office and	Occupation(s)
Name, Address	Position(s)	Length of	During Past
and Year of Birth	with Funds	Time Served	5 Years

ELLEN M. NEEDHAM SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSgA Funds Management, Inc. (June 2012-present); Chief Operating Officer, SSgA Funds Management, Inc. (May 2010-June 2012); Senior Managing Director, SSgA Funds Management, Inc. (1992-2012)*; Senior Managing Director, State Street Global Advisors (1992-present).*

ANN M. CARPENTER SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1966	Vice President	Term: Unlimited Served: since August 2012	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2005-present).*

MICHAEL P. RILEY SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Term: Unlimited Served: since February 2005	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2008-present); Principal, State Street Global Advisors and SSgA Funds Management, Inc. (2005-2008)

CHRISTOPHER A. MADDEN State Street Bank and Trust Company Four Copley Place, CPH0326 Boston, MA 02116 1967	Secretary	Term: Unlimited Served: since August 2013	Senior Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Counsel, Atlantic Fund Services (2009-2013); Vice President, Citigroup Fund Services, LLC (2005-2009).*

DANIO MASTROPIERI State Street Bank and Trust Company Four Copley Place, CPH0326 Boston, MA 02116 1972	Assistant Secretary	Term: Unlimited Served: since August 2013	Vice President and Counsel, State Street Bank and Trust Company (2013-present); Vice President, Citi Fund Services Ohio, Inc. (2007-2013).*

CHAD C. HALLETT State Street Bank and Trust Company Four Copley Place, CPH0328 Boston, MA 02116 1969	Treasurer	Term: Unlimited Served: since November 2010	Vice President, State Street Bank and Trust Company (2001-present).*

MATTHEW FLAHERTY State Street Bank and Trust Company Four Copley Place, CPH0328 Boston, MA 02116 1971	Assistant Treasurer	Term: Unlimited Served: since May 2005	Vice President, State Street Bank and Trust Company (1994-present).*

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2013 (Unaudited)

		Term of	Principal
		Office and	Occupation(s)
Name, Address	Position(s)	Length of	During Past
and Year of Birth	with Funds	Time Served	5 Years

LAURA F. DELL State Street Bank and Trust Company Four Copley Place, CPH0328 Boston, MA 02116 1964	Assistant Treasurer	Term: Unlimited Served: since November 2007	Vice President, State Street Bank and Trust Company (2002-present).*

BRIAN HARRIS** SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1973	Chief Compliance Officer	Unlimited Elected: November 2013	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).

*	Served in various capacities and/or with various affiliated companies during noted time period.
**	The Officers Table is reflective of information as of November 20, 2013.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR S&P Global Infrastructure ETF (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR MSCI ACWI IMI ETF (ACIM)
SPDR MSCI EM 50 ETF (EMFT)
SPDR Russell/Nomura PRIMEtm Japan ETF (JPP)
SPDR Russell/Nomura Small Captm Japan ETF (JSC)
SPDR S&P Global Dividend ETF (WDIV)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

SPDR Series Trust
SPDR Russell 3000® ETF (THRK)
SPDR Russell 1000 ETF (ONEK)
SPDR Russell 2000 ETF (TWOK)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Russell Small Cap Completeness ETF (RSCO)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR Global Dow ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR S&P Bank ETF (KBE)
SPDR S&P Capital Markets ETF (KCE)
SPDR S&P Insurance ETF (KIE)
SPDR S&P Mortgage Finance ETF (KME)
SPDR S&P Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Aerospace & Defense ETF (XAR)

SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Health Care Services ETF (XHS)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Software & Services ETF (XSW)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR S&P 1500 Value Tilt ETF (VLU)
SPDR S&P 1500 Momentum Tilt ETF (MMTM)
SPDR Russell 1000 Low Volatility ETF (LGLV)
SPDR Russell 2000 Low Volatility ETF (SMLV)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays 1-3 Month T-Bill ETF (BIL)
SPDR Barclays TIPS ETF (IPE)
SPDR Barclays 1-10 Year TIPS ETF (TIPX)
SPDR Barclays Short Term Treasury ETF (SST)
SPDR Barclays Intermediate Term Treasury ETF (ITE)
SPDR Barclays Long Term Treasury ETF (TLO)
SPDR Barclays Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Long Term Corporate Bond ETF (LWC)
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Convertible Securities ETF (CWB)
SPDR Barclays Mortgage Backed Bond ETF (MBG)
SPDR Barclays Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Municipal Bond ETF (TFI)
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)
SPDR Nuveen Barclays Build America Bond ETF (BABS)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays International Treasury Bond ETF (BWX)
SPDR Barclays International Corporate Bond ETF (IBND)
SPDR Barclays Emerging Markets Local Bond ETF (EBND)
SPDR Barclays High Yield Bond ETF (JNK)
SPDR Barclays Short Term High Yield Bond ETF (SJNK)
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)

The Select Sector SPDR Trust
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SSgA Active ETF Trust
SPDR SSgA Multi-Asset Real Return ETF (RLY)
SPDR SSgA Income Allocation ETF (INKM)
SPDR SSgA Global Allocation ETF (GAL)
SPDR Blackstone/GSO Senior Loan ETF (SRLN)
SPDR SSgA Ultra Short Term Bond ETF (ULST)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds, and SSgA Active ETF Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and ALPS Portfolio Solutions Distributors, Inc. is the distributor for all investment portfolios of The Select Sector SPDR Trust.

SPDR Index Shares Funds
trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
officers
Ellen M. Needham, President
Ann M. Carpenter, Vice President
Michael P. Riley, Vice President
Chad Hallett, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Laura F. Dell, Assistant Treasurer
Christopher A. Madden, Secretary
Danio Mastropieri, Assistant Secretary
Brian Harris, Chief Compliance Officer
investment manager
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
distributor
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111
custodian, administrator and transfer agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
legal counsel
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006
independent registered public accounting firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110
Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation.
State Street Global Markets, LLC; member FINRA, SIPC.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

State State Street Street Financial Global Advisors Center One Boston, Lincoln MA 02111 Street The investment return and principal value of an investment in the Funds will ?uctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased. ETFs trade like stocks, are subject to investment risk, ?uctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns. SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Asia Paci?c ETF, SPDR S&P Small Cap Emerging Asia Paci?c ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P Global Infrastructure ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/ Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P Global Dividend ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P Global Natural Resources ETF, SPDR MSCI ACWI IMI ETF, SPDR MSCI EM 50 ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF, SPDR S&P International Utilities Sector ETF: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility and price ?uctuation. For all SPDR Index Shares Funds: International investments may involve risk of capital loss from unfavorable ?uctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. In general, Fund shares can be expected to move up or down in value with the value of the applicable index. Although Fund shares may be bought and sold on the exchange through any brokerage account, Fund shares are not individually redeemable from the Fund. Investors may acquire Fund Shares and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details. The Funds are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Time Inc., FTSE International Limited, Macquarie Bank Limited, The London Stock Exchange Place, The Financial Times Limited, Morgan Stanley Capital International Inc., Russell Investment Group, Standard & Poor’s and Wilshire Associates. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of FINRA, SIPC. References to State Street may include State Street Corporation and its af?liates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment advisor, custodian, administrator, securities lending agent, tr ansfer agent and shareholder servicing agent. “SPDR” is a registered trademark of Standard & Poor Financial Services LLC (“S&P”) and has been licensed for use by State Street Corporation. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P or its Affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors’ rights are described in the prospectus for the applicable product. This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money. © 2013 State Street Corporation SPDRIDEXAR IBG-10255 For more complete information, please call 866.787.2257 or visit spdrs.com today

Item 2. Code of Ethics.
As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.
The Code of Ethics is attached hereto as Exhibit 12(a)(1).
Item 3. Audit Committee Financial Expert.
(a)(1) The Board of Trustees of the registrant has determined that the registrant has five Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”
(2) Bonny Boatman, Dwight Churchill, David M. Kelly, Frank Nesvet and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).
Item 4. Principal Accountant Fees and Services.
(a) Audit Fees.
For the fiscal years ending September 30, 2013 and September 30, 2012, the aggregate audit fees billed for professional services rendered by the principal accountant were $643,245 and $629,500, respectively. The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant’s registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; (4) issuance of a Report on Internal Control for inclusion in the registrant’s Form N-SAR; and (5) Rule 17f-2 securities counts.
(b) Audit-Related Fees.
For the fiscal years ending September 30, 2013 and September 30, 2012, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements that are not reported under paragraph (a) of this Item.
(c) Tax Fees.
For the fiscal years ending September 30, 2013 and September 30, 2012, the aggregate tax fees billed for professional services rendered by the principal accountant were $306,175 and $297,900, respectively. Services included the review of the registrant’s federal, state and local income, franchise and other tax returns.
(d) All Other Fees.
There were no other fees billed by the principal accountant for the fiscal years ending September 30, 2013 and September 30, 2012.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.
The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:
Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:
a.	The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;
or
b.	The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.
c.	De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.
d.	Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.
e.	Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.
One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) The aggregate non-audit fees for services rendered by the principal accountant to the registrant and its adviser and any entity controlling, controlled by, or under common control with the adviser that provided ongoing services to the registrant for the twelve months ended December 31, 2012 and December 31, 2011 were approximately $4,502,162 and $5,512,332, respectively. Such information is not readily available on a fiscal year basis.
(h) The principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.
Item 5. Disclosure of Audit Committees for Listed Companies.
The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s audit committee are Bonny Boatman, Dwight Churchill, Frank Nesvet, David Kelly and Carl Verboncoeur.
Item 6. Schedule of Investments.
The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Code of Ethics referred to in Item 2.
(a)(2) Separate certifications required by Rule 30a-2 under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.
(a)(3) Not applicable
(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	December 4, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	December 4, 2013

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	December 4, 2013